Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 2.6%
General Dynamics Corp.	1,911	427,262
Huntington Ingalls Industries, Inc.	4,557	1,046,606
Lockheed Martin Corp.	5,733	2,559,039
Northrop Grumman Corp.	2,793	1,242,885

		5,275,792

Air Freight & Logistics - 2.0%
CH Robinson Worldwide, Inc.	14,553	1,457,920
Expeditors International of Washington, Inc.	13,524	1,721,605
United Parcel Service, Inc., Class B	4,263	797,735

		3,977,260

Automobile Components - 0.0%(a)
Gentex Corp.	1,764	59,235

Automobiles - 0.2%
Tesla, Inc.*	1,764	471,747

Banks - 1.4%
JPMorgan Chase & Co.	294	46,440
Popular, Inc.	7,350	533,243
Prosperity Bancshares, Inc.	19,404	1,228,661
SouthState Corp.	12,054	936,234

		2,744,578

Beverages - 2.1%
PepsiCo, Inc.	22,344	4,188,606

Biotechnology - 6.1%
AbbVie, Inc.	7,350	1,099,413
Amgen, Inc.	12,789	2,994,544
Biogen, Inc.*	5,439	1,469,563
BioMarin Pharmaceutical, Inc.*	6,321	555,806
Gilead Sciences, Inc.	30,135	2,294,479
Regeneron Pharmaceuticals, Inc.*	2,646	1,963,094
United Therapeutics Corp.*	1,029	249,759
Vertex Pharmaceuticals, Inc.*	4,263	1,502,025

		12,128,683

Broadline Retail - 0.3%
Dillard’s, Inc., Class A(b)	1,764	605,123

Capital Markets - 0.7%
CME Group, Inc.	6,909	1,374,615

Chemicals - 0.5%
Ashland, Inc.	9,408	859,515
Linde plc	588	229,714

		1,089,229

Commercial Services & Supplies - 2.4%
Republic Services, Inc., Class A	7,644	1,155,085
Tetra Tech, Inc.	7,056	1,193,946
Waste Connections, Inc.	7,938	1,120,607

Investments	Shares	Value ($)
Waste Management, Inc.	7,791	1,276,088

		4,745,726

Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	2,940	1,648,370
Kroger Co. (The)	32,487	1,580,167

		3,228,537

Containers & Packaging - 0.8%
Packaging Corp. of America(b)	10,584	1,623,056

Distributors - 0.2%
Genuine Parts Co.	2,352	366,253

Diversified Consumer Services - 0.5%
Service Corp. International(b)	15,288	1,018,945

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	172,284	2,501,564
Iridium Communications, Inc.	6,909	363,068
Verizon Communications, Inc.	50,421	1,718,347

		4,582,979

Electric Utilities - 3.9%
American Electric Power Co., Inc.	13,377	1,133,567
Duke Energy Corp.	18,963	1,775,316
Eversource Energy	14,553	1,052,619
Pinnacle West Capital Corp.	18,816	1,558,341
PNM Resources, Inc.	21,315	955,338
Portland General Electric Co.	4,998	238,255
Xcel Energy, Inc.	17,052	1,069,672

		7,783,108

Entertainment - 1.8%
Activision Blizzard, Inc.*	16,023	1,486,294
Electronic Arts, Inc.	3,234	440,956
Madison Square Garden Sports Corp.	7,791	1,657,535

		3,584,785

Financial Services - 4.5%
Berkshire Hathaway, Inc., Class B*(b)	12,348	4,346,002
Visa, Inc., Class A(b)	19,698	4,682,806

		9,028,808

Food Products - 2.8%
Flowers Foods, Inc.	34,398	849,975
General Mills, Inc.	1,617	120,854
Hershey Co. (The)	6,027	1,394,105
Hormel Foods Corp.	22,785	931,451
J M Smucker Co. (The)	6,762	1,018,695
Lancaster Colony Corp.(b)	6,909	1,330,881

		5,645,961

Ground Transportation - 2.4%
JB Hunt Transport Services, Inc.	5,439	1,109,229
Landstar System, Inc.(b)	8,232	1,675,953
Old Dominion Freight Line, Inc.	4,557	1,911,616

		4,696,798

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	26,313	2,929,426

Health Care Providers & Services - 1.1%
Chemed Corp.(b)	2,646	1,378,804
Laboratory Corp. of America Holdings	1,029	220,134
Premier, Inc., Class A	13,377	371,212
UnitedHealth Group, Inc.	588	297,745

		2,267,895

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	10,878	3,189,430

Household Products - 2.7%
Clorox Co. (The)	8,673	1,313,786
Procter & Gamble Co. (The)	26,019	4,066,770

		5,380,556

Insurance - 6.0%
Allstate Corp. (The)	5,439	612,866
American Financial Group, Inc.	6,321	768,697
Assurant, Inc.	11,319	1,522,519
Chubb Ltd.	10,143	2,073,331
Everest Group Ltd.	2,793	1,006,904
Hanover Insurance Group, Inc. (The)	8,232	934,167
Markel Group, Inc.*	757	1,097,430
Progressive Corp. (The)	9,849	1,240,777
RenaissanceRe Holdings Ltd.	5,292	988,334
Selective Insurance Group, Inc.	441	45,507
Travelers Cos., Inc. (The)	9,114	1,573,168
W R Berkley Corp.	1,470	90,684

		11,954,384

Interactive Media & Services - 2.1%
Alphabet, Inc., Class A*	12,789	1,697,356
Alphabet, Inc., Class C*	10,731	1,428,404
Meta Platforms, Inc., Class A*	3,087	983,518

		4,109,278

IT Services - 1.6%
Amdocs Ltd.	15,729	1,472,864
International Business Machines Corp.	11,907	1,716,751

		3,189,615

Life Sciences Tools & Services - 0.8%
QIAGEN NV*	33,075	1,548,571

Metals & Mining - 0.5%
Newmont Corp.	25,137	1,078,880

Multi-Utilities - 2.5%
Ameren Corp.	12,789	1,095,634
CMS Energy Corp.(b)	17,934	1,095,229
Consolidated Edison, Inc.	16,758	1,589,664
Dominion Energy, Inc.	1,764	94,462
WEC Energy Group, Inc.	12,201	1,096,382

		4,971,371

Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp.(b)	5,292	446,327

Investments	Shares	Value ($)
Chevron Corp.	2,205	360,870
Coterra Energy, Inc.	42,483	1,169,982
Exxon Mobil Corp.	4,116	441,400

		2,418,579

Pharmaceuticals - 7.6%
Eli Lilly & Co.	12,201	5,545,965
Johnson & Johnson	26,754	4,482,098
Merck & Co., Inc.	48,216	5,142,236

		15,170,299

Professional Services - 2.8%
Automatic Data Processing, Inc.	7,791	1,926,402
CACI International, Inc., Class A*	3,234	1,133,323
FTI Consulting, Inc.*	5,586	978,444
Verisk Analytics, Inc., Class A	6,468	1,480,784

		5,518,953

Residential REITs - 0.2%
Essex Property Trust, Inc., REIT	1,764	429,622

Semiconductors & Semiconductor Equipment - 2.4%
Broadcom, Inc.	189	169,845
NVIDIA Corp.	5,675	2,651,871
Texas Instruments, Inc.	11,025	1,984,500

		4,806,216

Software - 12.6%
Black Knight, Inc.*	17,934	1,261,119
Cadence Design Systems, Inc.*	2,940	687,990
Check Point Software Technologies Ltd.*	12,495	1,651,964
Dolby Laboratories, Inc., Class A	8,673	768,515
Microsoft Corp.	46,158	15,505,395
Roper Technologies, Inc.	2,646	1,304,610
Tyler Technologies, Inc.*	3,822	1,515,920
VMware, Inc., Class A*	8,673	1,367,125
Zoom Video Communications, Inc., Class A*	15,141	1,110,592

		25,173,230

Specialized REITs - 1.6%
Equinix, Inc., REIT	1,911	1,547,757
Extra Space Storage, Inc., REIT	588	82,067
Public Storage, REIT	5,586	1,573,856

		3,203,680

Specialty Retail - 3.8%
AutoZone, Inc.*	176	436,783
Home Depot, Inc. (The)	16,317	5,447,267
O’Reilly Automotive, Inc.*	1,868	1,729,376

		7,613,426

Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	66,150	12,995,167

Tobacco - 0.8%
Altria Group, Inc.	36,015	1,635,801

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.*	9,702	1,336,645

TOTAL COMMON STOCKS (Cost $174,688,569)		199,140,848

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.1%(c)
REPURCHASE AGREEMENTS - 0.1%
CF Secured LLC, 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $285,441, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 6.75%, maturing 10/31/2023 - 11/15/2052; total market value $290,580 (Cost $285,399)	285,399	285,399

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(a)(d)(e)
U.S. TREASURY OBLIGATIONS - 0.0%(a)
U.S. Treasury Bills 5.06%, 10/26/2023 (Cost $59,290)	60,000	59,246

Total Investments - 99.8% (Cost $175,033,258)		199,485,493
Other assets less liabilities - 0.2%		369,574

Net Assets - 100.0%		199,855,067

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $13,044,542, collateralized in the form of cash with a value of $285,399 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $12,968,315 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from August 15, 2023 – November 15, 2052; a total value of $13,253,714.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $285,399.
(d)	All or a portion of the security pledged as collateral for Futures Contracts.
(e)	The rate shown was the current yield as of July 31, 2023.

Percentages	shown are based on Net Assets.

Abbreviations

REIT Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	3	09/15/2023	USD	$692,175	$40,465
S&P 500 Micro E-Mini Index	1	09/15/2023	USD	23,073	1,359

					$41,824

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.7%
Securities Lending Reinvestments	0.1
Short-Term Investments	0.0 †
Others(1)	0.2

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Aerospace & Defense - 1.7%
BAE Systems plc	51,828	621,099
Dassault Aviation SA	1,400	272,749
Thales SA	2,184	327,364

		1,221,212

Air Freight & Logistics - 0.8%
SG Holdings Co. Ltd.	23,900	348,962
Yamato Holdings Co. Ltd.	14,000	262,303

		611,265

Automobile Components - 0.2%
Bridgestone Corp.	2,800	116,135

Automobiles - 1.2%
Bayerische Motoren Werke AG (Preference)	252	28,395
Ferrari NV	2,380	764,654
Toyota Motor Corp.	5,600	94,043

		887,092

Banks - 13.1%
Bank Hapoalim BM	63,840	569,457
Bank Leumi Le-Israel BM	73,360	588,098
Banque Cantonale Vaudoise (Registered)(a)	5,712	644,441
BOC Hong Kong Holdings Ltd.	196,000	595,638
Chiba Bank Ltd. (The)(a)	39,200	275,542
DBS Group Holdings Ltd.	30,800	794,704
Hang Seng Bank Ltd.	20,900	318,108
HSBC Holdings plc	13,580	112,926
Japan Post Bank Co. Ltd.	70,000	582,841
Mizrahi Tefahot Bank Ltd.	15,708	569,384
Mizuho Financial Group, Inc.	42,000	710,642
Oversea-Chinese Banking Corp. Ltd.	72,800	729,206
Resona Holdings, Inc.	50,400	274,703
Royal Bank of Canada	11,928	1,184,689
Sumitomo Mitsui Financial Group, Inc.	21,700	1,022,380
Toronto-Dominion Bank (The)	7,028	464,315
United Overseas Bank Ltd.	2,800	63,473

		9,500,547

Beverages - 0.9%
Budweiser Brewing Co. APAC Ltd.(b)	173,600	420,716
Suntory Beverage & Food Ltd.	5,600	199,477

		620,193

Biotechnology - 0.1%
Genmab A/S*	224	92,360

Broadline Retail - 1.8%
Dollarama, Inc.	5,208	343,679

Investments	Shares	Value ($)
Pan Pacific International Holdings Corp.	18,500	365,755
Wesfarmers Ltd.	18,200	608,911

		1,318,345

Capital Markets - 1.8%
Deutsche Boerse AG	3,808	731,801
Singapore Exchange Ltd.	81,200	593,803

		1,325,604

Chemicals - 2.9%
Air Liquide SA	8,372	1,507,903
ICL Group Ltd.	88,620	590,211

		2,098,114

Commercial Services & Supplies - 1.5%
Brambles Ltd.	25,956	246,091
Dai Nippon Printing Co. Ltd.	9,500	270,063
Secom Co. Ltd.	8,400	563,606

		1,079,760

Construction & Engineering - 0.2%
Taisei Corp.	2,800	106,143

Consumer Staples Distribution & Retail - 3.2%
Carrefour SA	1,400	28,077
Coles Group Ltd.	7,224	88,547
Jeronimo Martins SGPS SA	12,852	350,848
Koninklijke Ahold Delhaize NV	20,048	693,732
Loblaw Cos. Ltd.	6,608	587,378
Metro, Inc., Class A	10,388	560,104

		2,308,686

Containers & Packaging - 0.4%
CCL Industries, Inc., Class B	5,320	255,522

Diversified Consumer Services - 0.0%(c)
Pearson plc	1,064	11,836

Diversified Telecommunication Services - 4.7%
Deutsche Telekom AG (Registered)	16,716	365,693
Elisa OYJ	9,464	495,014
HKT Trust & HKT Ltd.	28,000	32,995
Koninklijke KPN NV	165,228	599,711
Nippon Telegraph & Telephone Corp.	490,000	561,803
Orange SA	33,348	378,121
Singapore Telecommunications Ltd.	84,000	168,278
Swisscom AG (Registered)	924	597,346
Telefonica Deutschland Holding AG	86,408	233,505

		3,432,466

Electric Utilities - 4.1%
CLP Holdings Ltd.	41,000	333,575
Emera, Inc.(a)	1,988	80,789
Fortis, Inc.(a)	8,176	349,153
Hydro One Ltd.(b)	20,412	576,886
Iberdrola SA(a)	62,891	787,361

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Kansai Electric Power Co., Inc. (The)	25,200	331,672
Power Assets Holdings Ltd.	51,000	266,814
Redeia Corp. SA	15,204	254,884

		2,981,134

Electronic Equipment, Instruments & Components - 0.7%
Hirose Electric Co. Ltd.	4,000	506,475

Entertainment - 0.5%
Nintendo Co. Ltd.	2,800	127,111
Toho Co. Ltd.(a)	6,600	257,348

		384,459

Food Products - 5.5%
MEIJI Holdings Co. Ltd.	11,200	259,189
Nestle SA (Registered)	26,264	3,238,272
Nissin Foods Holdings Co. Ltd.	600	50,676
Yakult Honsha Co. Ltd.	8,100	450,323

		3,998,460

Gas Utilities - 1.7%
Hong Kong & China Gas Co. Ltd.	308,000	263,423
Naturgy Energy Group SA(a)	3,472	106,190
Osaka Gas Co. Ltd.	16,800	264,628
Snam SpA	52,808	278,425
Tokyo Gas Co. Ltd.	14,000	317,779

		1,230,445

Ground Transportation - 3.9%
Aurizon Holdings Ltd.	125,048	321,044
Canadian National Railway Co.	5,544	673,241
Hankyu Hanshin Holdings, Inc.	8,400	279,113
Keio Corp.	7,000	232,742
Keisei Electric Railway Co. Ltd.	7,100	294,834
Kintetsu Group Holdings Co. Ltd.	16,100	540,633
Tobu Railway Co. Ltd.	10,200	270,004
Tokyu Corp.	19,600	248,932

		2,860,543

Health Care Providers & Services - 0.2%
Fresenius Medical Care AG & Co. KGaA	560	29,155
Sonic Healthcare Ltd.	5,460	129,325

		158,480

Hotels, Restaurants & Leisure - 1.0%
Genting Singapore Ltd.	730,800	517,361
La Francaise des Jeux SAEM(b)	392	15,006
Sodexo SA	1,652	170,011

		702,378

Household Durables - 1.0%
Sekisui Chemical Co. Ltd.	29,300	445,233
Sekisui House Ltd.(a)	14,000	285,656

		730,889

Household Products - 0.8%
Henkel AG & Co. KGaA	420	29,423
Reckitt Benckiser Group plc	7,588	569,970

		599,393

Industrial Conglomerates - 2.5%
CK Hutchison Holdings Ltd.	51,500	317,636
Jardine Cycle & Carriage Ltd.	8,400	216,864
Jardine Matheson Holdings Ltd.	11,200	553,056

Investments	Shares	Value ($)
Keppel Corp. Ltd.	30,800	171,189
Siemens AG (Registered)	140	23,922
Toshiba Corp.	15,900	513,549

		1,796,216

Insurance - 3.7%
AIA Group Ltd.	44,800	444,628
Hannover Rueck SE	1,428	305,678
Intact Financial Corp.	3,024	447,563
Japan Post Holdings Co. Ltd.	39,200	286,661
Medibank Pvt Ltd.	121,744	287,951
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	196	74,036
Sampo OYJ, Class A	12,684	560,648
Zurich Insurance Group AG	616	299,028

		2,706,193

IT Services - 2.4%
CGI, Inc.*	3,612	367,718
Itochu Techno-Solutions Corp.	10,400	263,660
Obic Co. Ltd.	3,400	556,855
SCSK Corp.	33,600	558,699

		1,746,932

Machinery - 1.5%
GEA Group AG	7,420	315,702
Hoshizaki Corp.	4,000	153,379
Kone OYJ, Class B	11,116	571,617
Schindler Holding AG (Registered)	140	32,559

		1,073,257

Marine Transportation - 0.7%
Kuehne + Nagel International AG (Registered)	1,512	475,133

Metals & Mining - 0.7%
BHP Group Ltd.	2,492	77,261
Franco-Nevada Corp.	3,136	458,446

		535,707

Multi-Utilities - 1.4%
Canadian Utilities Ltd., Class A(a)	19,376	483,425
National Grid plc	38,976	517,281

		1,000,706

Oil, Gas & Consumable Fuels - 2.9%
ENEOS Holdings, Inc.	86,800	314,870
Galp Energia SGPS SA	16,268	217,029
Idemitsu Kosan Co. Ltd.	11,200	236,487
Pembina Pipeline Corp.	5,320	168,745
Shell plc	29,792	906,932
TotalEnergies SE	3,976	242,245

		2,086,308

Personal Care Products - 2.7%
Unilever plc	35,644	1,922,049

Pharmaceuticals - 11.4%
AstraZeneca plc	2,940	423,138
GSK plc	44,548	793,621
Novartis AG (Registered)	4,032	423,596
Novo Nordisk A/S, Class B	9,996	1,615,201
Roche Holding AG	112	37,340

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Roche Holding AG - BR	9,492	2,963,068
Sanofi	19,124	2,047,159

		8,303,123

Professional Services - 2.1%
RELX plc	6,440	217,094
SGS SA (Registered)	5,964	580,954
Wolters Kluwer NV	5,740	722,730

		1,520,778

Real Estate Management & Development - 2.1%
CK Asset Holdings Ltd.	102,000	588,559
Hongkong Land Holdings Ltd.	2,800	9,968
PSP Swiss Property AG (Registered)	2,800	332,053
Sino Land Co. Ltd.	11,163	13,670
Sun Hung Kai Properties Ltd.	46,500	581,645

		1,525,895

Retail REITs - 0.3%
Link REIT, REIT	37,362	209,118

Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV	896	644,298

Software - 1.9%
Constellation Software, Inc.	28	59,264
Nice Ltd.*	1,232	267,306
Oracle Corp. Japan	7,300	512,562
SAP SE	4,004	549,178

		1,388,310

Specialty Retail - 1.1%
Industria de Diseno Textil SA	20,776	797,378

Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	588	549,823

Tobacco - 0.3%
Japan Tobacco, Inc.	10,200	226,356

Trading Companies & Distributors - 2.3%
Bunzl plc	7,952	295,484
Ferguson plc	3,528	567,640
ITOCHU Corp.	20,700	837,732

		1,700,856

Transportation Infrastructure - 0.8%
Aena SME SA(b)	1,652	264,834
Auckland International Airport Ltd.*	3,892	20,346
Flughafen Zurich AG (Registered)	1,372	291,699
Getlink SE	1,148	20,245

		597,124

Wireless Telecommunication Services - 2.5%
KDDI Corp.	27,400	807,459
Rogers Communications, Inc., Class B	1,232	54,044
SoftBank Corp.	47,600	528,666

Investments	Shares	Value ($)
Vodafone Group plc	428,820	410,661

		1,800,830

TOTAL COMMON STOCKS (Cost $66,251,250)		71,744,326

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.5%(d)
REPURCHASE AGREEMENTS - 0.5%
CF Secured LLC, 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $372,547, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 6.75%, maturing 10/31/2023 - 11/15/2052; total market value $379,255 (Cost $372,493)	372,493	372,493

Total Investments - 99.4% (Cost $66,623,743)		72,116,819
Other assets less liabilities - 0.6%		451,538

Net Assets - 100.0%		72,568,357

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $1,741,954, collateralized in the form of cash with a value of $372,493 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $483,246 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2024 – February 15, 2051 and $999,717 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from September 7, 2023 – October 22, 2071; a total value of $1,855,456.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $372,493.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

Futures Contracts FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2023:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	7	09/15/2023	USD	$772,030	$24,986

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	262,812	Citibank NA	USD	198,094	09/20/2023	$1,707
EUR	204,814	Toronto-Dominion Bank (The)	USD	224,827	09/20/2023	1,554
GBP	42,671	Toronto-Dominion Bank (The)	USD	54,727	09/20/2023	187
SGD	16,357	JPMorgan Chase Bank NA	USD	12,256	09/20/2023	93
USD	112,825	Toronto-Dominion Bank (The)	AUD	165,194	09/20/2023	1,313
USD	182,885	Citibank NA	JPY	25,122,339	09/20/2023	4,655

Total unrealized appreciation						$9,509

AUD	147,906	Toronto-Dominion Bank (The)	USD	101,848	09/20/2023	$(2,006)
ILS	73,522	Citibank NA	USD	20,469	09/20/2023	(362)
USD	130,323	Toronto-Dominion Bank (The)	CAD	171,700	09/20/2023	(210)
USD	189,000	Toronto-Dominion Bank (The)	CHF	167,993	09/20/2023	(5,858)
USD	44,371	JPMorgan Chase Bank NA	DKK	303,190	09/20/2023	(621)
USD	401,473	Toronto-Dominion Bank (The)	EUR	368,628	09/20/2023	(5,972)
USD	79,523	JPMorgan Chase Bank NA	GBP	62,610	09/20/2023	(1,050)
USD	59,517	Goldman Sachs & Co.	HKD	464,999	09/20/2023	(132)
USD	12,526	Toronto-Dominion Bank (The)	NOK	131,563	09/20/2023	(499)
USD	25,577	Citibank NA	NZD	41,229	09/20/2023	(84)
USD	72,390	JPMorgan Chase Bank NA	SEK	767,599	09/20/2023	(844)

Total unrealized depreciation						$(17,638)

Net unrealized depreciation						$(8,129)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Australia	2.4%
Canada	9.8
Denmark	2.4
Finland	2.2
France	7.7
Germany	3.7
Hong Kong	6.0
Israel	3.6
Italy	0.4
Japan	23.0
Netherlands	4.7
New Zealand	0.0 †
Portugal	0.8
Singapore	5.3
Spain	3.0
Switzerland	13.7
United Kingdom	10.2
Other[1]	1.1

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.9%
Securities Lending Reinvestments	0.5
Others(1)	0.6

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.1%

Automobile Components - 0.4%
Cheng Shin Rubber Industry Co. Ltd.	64,000	78,303

Automobiles - 1.4%
Bajaj Auto Ltd.	1,856	111,280
Hero MotoCorp Ltd.	2,752	107,194
Maruti Suzuki India Ltd.	456	54,448

		272,922

Banks - 17.2%
Abu Dhabi Islamic Bank PJSC	29,560	90,457
Agricultural Bank of China Ltd., Class H	424,000	153,861
Al Rajhi Bank	2,808	55,837
Axis Bank Ltd.	984	11,412
Banco BBVA Peru SA	14,012	5,949
Bank Central Asia Tbk. PT	156,800	94,881
Bank of China Ltd., Class H	536,000	198,628
Bank of Communications Co. Ltd., Class H	224,000	134,997
Boubyan Bank KSCP	39,968	80,691
Chang Hwa Commercial Bank Ltd.	168,472	101,051
China CITIC Bank Corp. Ltd., Class H	192,000	92,569
China Construction Bank Corp., Class H	592,000	343,873
China Everbright Bank Co. Ltd., Class H	264,000	78,536
China Merchants Bank Co. Ltd., Class H	1,000	4,930
Dubai Islamic Bank PJSC	100,992	158,099
Emirates NBD Bank PJSC	18,040	83,495
First Financial Holding Co. Ltd.	160,000	147,901
Grupo Financiero Banorte SAB de CV, Class O	800	7,602
Hong Leong Bank Bhd.	22,400	97,270
ICICI Bank Ltd.	9,592	116,424
Industrial & Commercial Bank of China Ltd., Class H	760,000	370,318
Itau Unibanco Holding SA (Preference)	4,000	24,082
Kuwait Finance House KSCP	56,856	146,074
Malayan Banking Bhd.	60,985	121,997
National Bank of Kuwait SAKP	105,432	330,269
Qatar International Islamic Bank QSC	33,328	95,040
Qatar National Bank QPSC	32,208	150,245
Sberbank of Russia PJSC‡	12,360	—

		3,296,488

Beverages - 0.5%
Emperador, Inc.	248,800	94,900

Investments	Shares	Value ($)
Broadline Retail - 4.3%
Alibaba Group Holding Ltd., ADR*	5,896	602,335
JD.com, Inc., ADR	128	5,288
PDD Holdings, Inc., ADR*	592	53,173
Prosus NV*	2,056	163,281
Robinson PCL*‡	600	—
Vipshop Holdings Ltd., ADR*	296	5,574

		829,651

Capital Markets - 0.8%
Macquarie Korea Infrastructure Fund	15,392	146,475

Chemicals - 3.3%
Asian Paints Ltd.	3,936	161,623
Fertiglobe plc	158,576	154,559
Mesaieed Petrochemical Holding Co.	61,528	32,961
PhosAgro PJSC‡	1,158	—
Pidilite Industries Ltd.	3,384	107,588
SABIC Agri-Nutrients Co.	4,480	172,197

		628,928

Construction & Engineering - 0.5%
China Railway Group Ltd., Class H	144,000	94,354

Construction Materials - 1.1%
Asia Cement Corp.	40,000	51,294
LafargeHolcim Maroc SA	896	163,506

		214,800

Consumer Finance - 0.5%
Bajaj Finance Ltd.	104	9,231
Samsung Card Co. Ltd.	4,160	93,014

		102,245

Consumer Staples Distribution & Retail - 0.9%
InRetail Peru Corp.(a)	128	4,301
Nahdi Medical Co.	288	13,342
President Chain Store Corp.	16,000	142,045
Wal-Mart de Mexico SAB de CV	1,600	6,678

		166,366

Diversified Telecommunication Services - 4.2%
Chunghwa Telecom Co. Ltd.	52,000	191,940
Emirates Integrated Telecommunications Co. PJSC	67,488	101,423
Itissalat Al-Maghrib	11,376	126,754
LG Uplus Corp.	10,536	82,741
Saudi Telecom Co.	11,112	125,586
Telkom Indonesia Persero Tbk. PT	695,200	171,495

		799,939

Electric Utilities - 4.4%
Centrais Eletricas Brasileiras SA (Preference), Class B	5,600	51,361
CPFL Energia SA	22,400	168,481
CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	7,200	37,990
Manila Electric Co.	16,000	103,705

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Power Grid Corp. of India Ltd.	55,424	179,280
Saudi Electricity Co.	24,496	146,522
Transmissora Alianca de Energia Eletrica SA	19,200	145,300

		832,639

Electrical Equipment - 0.9%
ABB India Ltd.	2,992	165,619

Electronic Equipment, Instruments & Components - 0.5%
WPG Holdings Ltd.	56,000	89,810

Entertainment - 0.8%
NetEase, Inc., ADR	1,328	144,407

		144,407

Food Products - 4.7%
Almarai Co. JSC	6,536	120,037
Dali Foods Group Co. Ltd.(a)	204,000	94,954
Nestle India Ltd.	152	41,680
Nestle Malaysia Bhd.	4,800	142,541
Orion Corp.	40	3,562
Tingyi Cayman Islands Holding Corp.	86,000	132,771
Uni-President China Holdings Ltd.	80,000	69,037
Uni-President Enterprises Corp.	56,000	134,180
Want Want China Holdings Ltd.	224,000	155,964

		894,726

Gas Utilities - 0.8%
Petronas Gas Bhd.	39,200	148,489

Health Care Providers & Services - 3.6%
Bangkok Dusit Medical Services PCL, NVDR	132,000	110,872
Bumrungrad Hospital PCL, NVDR	20,800	131,258
Dr Sulaiman Al Habib Medical Services Group Co.	1,440	110,929
Mitra Keluarga Karyasehat Tbk. PT(a)	697,600	134,617
Mouwasat Medical Services Co.	1,552	103,836
Sinopharm Group Co. Ltd., Class H	32,000	100,324

		691,836

Hotels, Restaurants & Leisure - 0.8%
Kangwon Land, Inc.	2,936	35,933
Meituan, Class B*(a)	4,800	90,046
Yum China Holdings, Inc.	304	18,550

		144,529

Household Durables - 0.4%
Coway Co. Ltd.	2,568	82,602

Household Products - 0.6%
Unilever Indonesia Tbk. PT	472,800	120,708

Independent Power and Renewable Electricity Producers - 0.4%
Engie Brasil Energia SA	2,400	22,219
NTPC Ltd.	24,424	64,839
Unipro PJSC*‡	726,000	—

		87,058

Investments	Shares	Value ($)
Industrial Conglomerates - 1.5%
Alpha Dhabi Holding PJSC*	20,472	111,248
Far Eastern New Century Corp.	96,000	90,726
Sime Darby Bhd.	192,000	92,828

		294,802

Insurance - 1.8%
Bupa Arabia for Cooperative Insurance Co.	2,000	92,014
DB Insurance Co. Ltd.	328	19,428
PICC Property & Casualty Co. Ltd., Class H	96,000	112,019
Samsung Fire & Marine Insurance Co. Ltd.	616	117,918

		341,379

Interactive Media & Services - 3.8%
Tencent Holdings Ltd.	16,200	736,184

IT Services - 3.4%
Infosys Ltd.	6,192	102,062
Samsung SDS Co. Ltd.	1,096	110,318
Tata Consultancy Services Ltd.	10,408	432,961

		645,341

Life Sciences Tools & Services - 0.1%
Divi’s Laboratories Ltd.	96	4,300
Samsung Biologics Co. Ltd.*(a)	32	19,231

		23,531

Marine Transportation - 0.5%
MISC Bhd.	60,800	96,951

Metals & Mining - 0.7%
China Steel Corp.	16,000	14,230
Industrias CH SAB de CV, Class B, Series B*	350	4,172
Korea Zinc Co. Ltd.	16	6,201
Polyus PJSC*‡	546	—
Vale SA	7,200	104,677

		129,280

Multi-Utilities - 1.4%
Dubai Electricity & Water Authority PJSC	225,512	164,542
Qatar Electricity & Water Co. QSC	20,024	99,845

		264,387

Oil, Gas & Consumable Fuels - 2.9%
China Shenhua Energy Co. Ltd., Class H	8,000	23,901
PetroChina Co. Ltd., Class H	48,000	35,021
Petroleo Brasileiro SA	800	5,854
Petroleo Brasileiro SA (Preference)	3,200	20,927
Petronas Dagangan Bhd.	17,600	89,620
Petronet LNG Ltd.	2,072	5,884
PTT Exploration & Production PCL, NVDR	20,000	93,196
Qatar Fuel QSC	30,704	141,711
Qatar Gas Transport Co. Ltd.	90,712	105,042
Surgutneftegas PJSC (Preference)‡	156,600	—
United Tractors Tbk. PT	20,000	36,505

		557,661

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Personal Care Products - 2.1%
Colgate-Palmolive India Ltd.	464	11,392
Hengan International Group Co. Ltd.	29,500	121,235
Hindustan Unilever Ltd.	8,424	262,280

		394,907

Pharmaceuticals - 4.0%
Cipla Ltd.	13,448	192,117
Dr Reddy’s Laboratories Ltd.	2,792	191,470
Kalbe Farma Tbk. PT	678,400	86,150
Sun Pharmaceutical Industries Ltd.	11,712	162,817
Torrent Pharmaceuticals Ltd.	256	6,234
Yuhan Corp.	2,240	128,286

		767,074

Real Estate Management & Development - 0.3%
Aldar Properties PJSC	35,384	49,805

Semiconductors & Semiconductor Equipment - 6.4%
MediaTek, Inc.	2,000	43,912
Taiwan Semiconductor Manufacturing Co. Ltd.	66,000	1,186,578

		1,230,490

Specialty Retail - 2.5%
Abu Dhabi National Oil Co. for Distribution PJSC	128,848	136,809
Home Product Center PCL, NVDR	322,400	133,750
Jarir Marketing Co.	33,264	137,433
MR DIY Group M Bhd.(a)	210,400	68,593

		476,585

Technology Hardware, Storage & Peripherals - 6.4%
Compal Electronics, Inc.	168,000	162,780
Inventec Corp.	112,000	227,019
Lite-On Technology Corp.	11,000	52,678
Pegatron Corp.	32,000	77,794
Quanta Computer, Inc.	17,000	129,015
Samsung Electronics Co. Ltd.	10,648	583,086

		1,232,372

Textiles, Apparel & Luxury Goods - 0.6%
Page Industries Ltd.	232	106,637

Tobacco - 0.6%
KT&G Corp.	1,728	111,978

Transportation Infrastructure - 1.7%
Airports of Thailand PCL, NVDR*	56,000	116,978
Jiangsu Expressway Co. Ltd., Class H	96,000	87,768
Taiwan High Speed Rail Corp.	128,000	122,801

		327,547

Wireless Telecommunication Services - 4.4%
Advanced Info Service PCL, NVDR	24,800	163,745
America Movil SAB de CV, Series B	47,200	49,595
Etihad Etisalat Co.	8,648	107,996
Far EasTone Telecommunications Co. Ltd.	56,000	126,518

Investments	Shares	Value ($)
Intouch Holdings PCL, NVDR	67,200	151,171
Mobile Telecommunications Co. KSCP	60,856	103,243
Taiwan Mobile Co. Ltd.	44,000	132,169

		834,437

TOTAL COMMON STOCKS (COST $18,431,168)		18,749,142

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(b)
Capital Markets - 0.0%(b)
Macquarie Korea Infrastructure Fund, expiring 8/1/2023, price 12,550.00 KRW* (Cost $–)	1,176	56

Total Investments - 98.1% (Cost $18,431,168)		18,749,198
Other assets less liabilities - 1.9%		363,050

Net Assets - 100.0%		19,112,248

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	8	09/15/2023	USD	$421,720	$19,890

Abbreviations:

USD — US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Brazil	3.0%
China	21.2
India	13.6
Indonesia	3.4
Kuwait	3.5
Malaysia	4.5
Mexico	0.4
Morocco	1.5
Peru	0.0 †
Philippines	1.0
Qatar	3.3
Saudi Arabia	6.2
South Africa	0.9
South Korea	8.1
Taiwan	17.3
Thailand	4.7
United Arab Emirates	5.5
Other[1]	1.9

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.1%
Rights	0.0 †
Others(1)	1.9

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Aerospace & Defense - 1.3%
AAR Corp.*	2,625	156,975
AeroVironment, Inc.*	1,225	116,693
Axon Enterprise, Inc.*	1,575	292,840
Boeing Co. (The)*	17,226	4,114,430
BWX Technologies, Inc.(a)	4,025	277,725
Curtiss-Wright Corp.	2,262	432,856
Ducommun, Inc.*	525	26,323
General Dynamics Corp.	6,825	1,525,934
HEICO Corp.(a)	1,392	244,964
HEICO Corp., Class A	1,750	245,612
Hexcel Corp.	3,132	221,370
Howmet Aerospace, Inc.	11,136	569,495
Huntington Ingalls Industries, Inc.	1,225	281,346
Kratos Defense & Security Solutions, Inc.*	4,025	60,737
L3Harris Technologies, Inc.	5,046	956,167
Lockheed Martin Corp.	6,786	3,029,067
Mercury Systems, Inc.*(a)	1,044	39,651
Moog, Inc., Class A	2,088	220,159
Northrop Grumman Corp.	3,654	1,626,030
Parsons Corp.*(a)	3,314	163,778
Rocket Lab USA, Inc.*	23,142	170,557
RTX Corp.	37,932	3,335,361
Spirit AeroSystems Holdings, Inc., Class A(a)	4,200	133,644
Textron, Inc.	6,264	487,151
TransDigm Group, Inc.	1,225	1,102,157
Triumph Group, Inc.*	6,650	84,122
V2X, Inc.*(a)	870	44,770
Woodward, Inc.	3,150	379,197

		20,339,111

Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*	7,134	143,821
CH Robinson Worldwide, Inc.	3,675	368,161
Expeditors International of Washington, Inc.	4,350	553,755
FedEx Corp.	7,482	2,019,766
Forward Air Corp.(a)	875	103,985
GXO Logistics, Inc.*	7,134	478,477
Hub Group, Inc., Class A*	8,004	721,401
United Parcel Service, Inc., Class B	22,098	4,135,199

		8,524,565

Automobile Components - 0.5%
Adient plc*	22,446	955,302
American Axle & Manufacturing Holdings, Inc.*	13,746	129,900
Aptiv plc*	7,175	785,591
Autoliv, Inc.	3,654	368,798
BorgWarner, Inc.(a)	8,178	380,277
Dana, Inc.	6,264	118,891
Dorman Products, Inc.*	870	73,680

Investments	Shares	Value ($)
Fox Factory Holding Corp.*(a)	1,914	214,177
Garrett Motion, Inc.*(a)	9,275	72,159
Gentex Corp.	11,310	379,790
Gentherm, Inc.*	1,050	62,759
Goodyear Tire & Rubber Co. (The)*	59,138	950,939
LCI Industries(a)	5,250	715,417
Lear Corp.	2,436	376,995
Mobileye Global, Inc., Class A*(a)	4,176	159,440
Modine Manufacturing Co.*(a)	8,750	328,650
Patrick Industries, Inc.(a)	5,568	481,910
QuantumScape Corp., Class A*(a)	51,156	680,886
Standard Motor Products, Inc.	4,524	172,681
Stoneridge, Inc.*	6,825	139,503
Visteon Corp.*(a)	1,740	268,117
XPEL, Inc.*(a)(b)	1,225	99,507

		7,915,369

Automobiles - 1.6%
Fisker, Inc., Class A*(a)	16,182	99,843
Ford Motor Co.	123,164	1,626,996
General Motors Co.	40,542	1,555,597
Harley-Davidson, Inc.(a)	29,232	1,128,648
Lucid Group, Inc.*(a)	32,364	246,290
Rivian Automotive, Inc., Class A*(a)	23,316	644,454
Tesla, Inc.*	67,686	18,101,267
Thor Industries, Inc.(a)	11,310	1,306,192
Winnebago Industries, Inc.(a)	5,568	383,078

		25,092,365

Banks - 6.0%
1st Source Corp.	2,262	106,088
Amalgamated Financial Corp.(a)	6,264	125,029
Amerant Bancorp, Inc., Class A(a)	8,700	172,434
Ameris Bancorp	15,138	660,774
Associated Banc-Corp.	37,758	715,514
Atlantic Union Bankshares Corp.(a)	16,530	528,629
Axos Financial, Inc.*(a)	11,550	542,850
Banc of California, Inc.	20,532	291,760
BancFirst Corp.(a)	1,571	156,943
Bancorp, Inc. (The)*(a)	5,394	204,433
Bank of America Corp.	212,106	6,787,392
Bank of Hawaii Corp.	174	9,941
Bank OZK(a)	25,230	1,103,308
BankUnited, Inc.(a)	12,180	363,451
Banner Corp.	9,744	463,912
Berkshire Hills Bancorp, Inc.	7,482	170,664
BOK Financial Corp.(a)	5,394	480,498
Brookline Bancorp, Inc.	12,250	130,830
Byline Bancorp, Inc.	7,656	168,049
Cadence Bank(a)	46,110	1,155,055
Cambridge Bancorp(a)	3,480	214,159
Camden National Corp.(a)	6,438	222,626
Capitol Federal Financial, Inc.(a)	20,358	134,974
Cathay General Bancorp(a)	15,486	589,087
Central Pacific Financial Corp.	12,354	225,337

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Citigroup, Inc.	58,464	2,786,394
Citizens Financial Group, Inc.	18,792	606,230
City Holding Co.(a)	350	34,619
CNB Financial Corp.	10,092	196,390
Columbia Banking System, Inc.	51,330	1,147,226
Comerica, Inc.(a)	32,016	1,727,583
Commerce Bancshares, Inc.(a)	3,828	203,573
Community Bank System, Inc.	1,566	84,298
Community Trust Bancorp, Inc.	1,925	73,881
ConnectOne Bancorp, Inc.	2,088	42,741
CrossFirst Bankshares, Inc.*	5,916	69,040
Cullen/Frost Bankers, Inc.	2,088	226,715
Customers Bancorp, Inc.*(a)	5,425	227,742
CVB Financial Corp.(a)	36,714	692,793
Dime Community Bancshares, Inc.(a)	1,740	38,976
Eagle Bancorp, Inc.	2,436	67,477
East West Bancorp, Inc.	5,250	326,603
Eastern Bankshares, Inc.	42,804	604,392
Enterprise Financial Services Corp.	3,306	135,546
Farmers National Banc Corp.(a)	9,570	131,588
FB Financial Corp.	5,046	178,729
Fifth Third Bancorp	22,575	656,933
First Bancorp/NC(a)	3,325	109,991
First Bancorp/PR	44,915	666,988
First Bancshares, Inc. (The)(a)	2,975	93,147
First Busey Corp.	6,612	143,216
First Citizens BancShares, Inc., Class A	350	500,955
First Commonwealth Financial Corp.	23,800	343,672
First Financial Bancorp(a)	17,675	408,116
First Financial Bankshares, Inc.(a)	3,132	102,072
First Financial Corp.	1,044	39,891
First Hawaiian, Inc.(a)	33,408	691,212
First Horizon Corp.	19,488	265,621
First Interstate BancSystem, Inc., Class A(a)	24,012	689,865
First Merchants Corp.	9,744	312,977
FNB Corp.(a)	73,254	936,919
Fulton Financial Corp.(a)	37,410	534,963
Glacier Bancorp, Inc.	2,262	73,967
Great Southern Bancorp, Inc.(a)	348	19,255
Hancock Whitney Corp.(a)	18,025	793,280
Hanmi Financial Corp.	13,224	251,256
HarborOne Bancorp, Inc.	1,925	20,193
Heartland Financial USA, Inc.(a)	5,046	173,280
Heritage Commerce Corp.(a)	25,752	247,219
Heritage Financial Corp.(a)	13,920	261,139
Hilltop Holdings, Inc.(a)	4,872	150,691
Home BancShares, Inc.(a)	37,932	922,127
Hope Bancorp, Inc.(a)	38,802	421,390
Horizon Bancorp, Inc.(a)	18,444	228,521
Huntington Bancshares, Inc.(a)	47,502	581,424
Independent Bank Corp.	11,832	712,878
Independent Bank Group, Inc.	10,614	476,250
International Bancshares Corp.	12,600	625,464
JPMorgan Chase & Co.	90,306	14,264,736
Kearny Financial Corp.(a)	17,052	146,477

Investments	Shares	Value ($)
KeyCorp	18,966	233,471
Lakeland Bancorp, Inc.	11,375	171,876
Lakeland Financial Corp.	700	38,808
Live Oak Bancshares, Inc.(a)	696	26,358
Luther Burbank Corp.	13,224	136,207
M&T Bank Corp.	5,855	818,880
Midland States Bancorp, Inc.	4,550	106,607
National Bank Holdings Corp., Class A	8,178	280,996
NBT Bancorp, Inc.	348	12,946
New York Community Bancorp, Inc.	160,602	2,227,550
Nicolet Bankshares, Inc.(a)	1,531	128,068
Northfield Bancorp, Inc.(a)	4,524	55,102
Northwest Bancshares, Inc.(a)	26,622	329,048
OceanFirst Financial Corp.	14,875	277,121
OFG Bancorp	12,702	425,390
Old National Bancorp(a)	64,554	1,099,355
Old Second Bancorp, Inc.(a)	4,350	69,557
Origin Bancorp, Inc.(a)	3,654	119,120
Pacific Premier Bancorp, Inc.	19,075	487,176
PacWest Bancorp(a)	14,094	131,074
Park National Corp.(a)	350	39,032
Pathward Financial, Inc.	2,800	145,488
Peoples Bancorp, Inc.(a)	5,600	157,752
Pinnacle Financial Partners, Inc.(a)	18,966	1,439,519
PNC Financial Services Group, Inc. (The)	13,224	1,810,233
Popular, Inc.	16,704	1,211,875
Preferred Bank	4,524	298,946
Premier Financial Corp.	1,566	33,920
Prosperity Bancshares, Inc.(a)	19,600	1,241,072
Provident Financial Services, Inc.	21,228	393,567
QCR Holdings, Inc.(a)	1,925	98,618
Regions Financial Corp.(a)	31,320	637,988
Renasant Corp.	10,614	328,397
S&T Bancorp, Inc.(a)	7,482	236,282
Sandy Spring Bancorp, Inc.	7,308	178,827
ServisFirst Bancshares, Inc.(a)	4,524	269,992
Simmons First National Corp., Class A(a)	25,375	512,321
Southside Bancshares, Inc.(a)	5,046	167,578
SouthState Corp.(a)	15,660	1,216,312
Stellar Bancorp, Inc.(a)	9,396	233,585
Stock Yards Bancorp, Inc.	525	25,100
Synovus Financial Corp.(a)	35,496	1,203,314
Texas Capital Bancshares, Inc.*	3,132	199,978
Tompkins Financial Corp.	175	10,528
Towne Bank	13,300	336,224
TriCo Bancshares	525	19,625
Triumph Financial, Inc.*	2,262	160,398
Truist Financial Corp.	38,106	1,265,881
TrustCo Bank Corp. NY(a)	3,325	101,047
Trustmark Corp.	17,400	456,924
UMB Financial Corp.(a)	9,918	704,178
United Bankshares, Inc.(a)	8,352	279,291
United Community Banks, Inc.(a)	24,360	708,145
Univest Financial Corp.	5,600	109,200
US Bancorp(a)	40,194	1,594,898

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Valley National Bancorp(a)	88,701	910,072
Veritex Holdings, Inc.	17,400	374,274
Washington Federal, Inc.(a)	16,008	496,888
Washington Trust Bancorp, Inc.	2,257	72,359
Webster Financial Corp.(a)	39,846	1,885,513
Wells Fargo & Co.	114,318	5,276,919
WesBanco, Inc.	12,075	338,221
Westamerica Bancorp	8,352	410,835
Western Alliance Bancorp(a)	25,230	1,310,699
Wintrust Financial Corp.	12,775	1,077,699
WSFS Financial Corp.	12,180	532,875
Zions Bancorp NA(a)	35,496	1,357,722

		91,237,179

Beverages - 1.1%
Boston Beer Co., Inc. (The), Class A*(a)	348	129,261
Brown-Forman Corp., Class A(a)	1,400	100,674
Brown-Forman Corp., Class B	3,828	270,257
Celsius Holdings, Inc.*(a)	1,925	278,547
Coca-Cola Co. (The)	96,570	5,980,580
Coca-Cola Consolidated, Inc.	348	220,427
Constellation Brands, Inc., Class A	4,176	1,139,213
Duckhorn Portfolio, Inc. (The)*	7,830	98,501
Keurig Dr Pepper, Inc.	23,664	804,813
MGP Ingredients, Inc.(a)	174	19,838
Molson Coors Beverage Co., Class B(a)	6,475	451,761
Monster Beverage Corp.*	19,250	1,106,683
National Beverage Corp.*(a)	1,050	55,492
PepsiCo, Inc.	34,800	6,523,608
Vita Coco Co., Inc. (The)*	4,524	119,524

		17,299,179

Biotechnology - 2.3%
AbbVie, Inc.	54,288	8,120,399
ACADIA Pharmaceuticals, Inc.*	6,960	203,510
Agios Pharmaceuticals, Inc.*(a)	4,803	127,376
Akero Therapeutics, Inc.*(a)	2,436	105,722
Alkermes plc*	5,568	163,031
Alnylam Pharmaceuticals, Inc.*	2,610	509,994
Amgen, Inc.	17,052	3,992,726
Amicus Therapeutics, Inc.*(a)	6,825	92,956
Anavex Life Sciences Corp.*(a)	10,614	87,565
Apellis Pharmaceuticals, Inc.*	3,480	89,610
Arrowhead Pharmaceuticals, Inc.*(a)	5,742	198,214
Aurinia Pharmaceuticals, Inc.*(a)	13,746	159,179
BioCryst Pharmaceuticals, Inc.*(a)	17,574	129,872
Biogen, Inc.*	3,828	1,034,287
Biohaven Ltd.*(a)	14,616	290,566
BioMarin Pharmaceutical, Inc.*	4,872	428,395
Blueprint Medicines Corp.*(a)	3,306	218,196
CareDx, Inc.*(a)	24,882	271,463
Catalyst Pharmaceuticals, Inc.*	9,365	129,518
Cerevel Therapeutics Holdings, Inc.*(a)	2,975	91,005
CRISPR Therapeutics AG*(a)	18,444	1,057,395
Cytokinetics, Inc.*(a)	2,958	98,649
Deciphera Pharmaceuticals, Inc.*	2,975	40,222

Investments	Shares	Value ($)
Denali Therapeutics, Inc.*	3,480	98,936
Dynavax Technologies Corp.*(a)	26,075	364,789
Editas Medicine, Inc., Class A*(a)	11,658	102,357
EQRx, Inc.*(a)	91,176	155,911
Exact Sciences Corp.*(a)	5,568	543,103
Exelixis, Inc.*	18,270	360,102
Geron Corp.*	15,225	49,329
Gilead Sciences, Inc.	37,932	2,888,142
Halozyme Therapeutics, Inc.*	2,958	127,076
Horizon Therapeutics plc*	4,872	488,515
ImmunoGen, Inc.*	5,568	99,222
Immunovant, Inc.*(a)	7,482	170,814
Incyte Corp.*	6,264	399,142
Inhibrx, Inc.*(a)	525	10,526
Insmed, Inc.*(a)	11,310	249,838
Intellia Therapeutics, Inc.*(a)	5,394	228,328
Ionis Pharmaceuticals, Inc.*(a)	7,000	290,010
Iovance Biotherapeutics, Inc.*	2,800	20,328
Ironwood Pharmaceuticals, Inc., Class A*(a)	20,706	229,630
Karuna Therapeutics, Inc.*	1,044	208,560
Karyopharm Therapeutics, Inc.*(a)	6,825	12,285
Krystal Biotech, Inc.*(a)	1,740	224,634
Kura Oncology, Inc.*(a)	7,656	79,929
Lyell Immunopharma, Inc.*(a)	28,884	83,475
Madrigal Pharmaceuticals, Inc.*(a)	348	71,444
MannKind Corp.*(a)	7,350	33,590
Mirati Therapeutics, Inc.*(a)	3,654	110,607
Moderna, Inc.*(a)	9,396	1,105,533
Morphic Holding, Inc.*(a)	2,958	167,807
Myriad Genetics, Inc.*(a)	2,975	66,491
Natera, Inc.*(a)	5,075	229,492
Neurocrine Biosciences, Inc.*	2,100	213,969
Novavax, Inc.*(a)	12,354	114,645
Prothena Corp. plc*(a)	1,740	119,834
PTC Therapeutics, Inc.*(a)	3,325	134,131
Recursion Pharmaceuticals, Inc., Class A*(a)	14,790	208,835
Regeneron Pharmaceuticals, Inc.*	2,784	2,065,477
Relay Therapeutics, Inc.*(a)	9,744	122,774
Replimune Group, Inc.*(a)	4,524	95,321
REVOLUTION Medicines, Inc.*	6,264	164,430
Rocket Pharmaceuticals, Inc.*	6,612	119,347
Sage Therapeutics, Inc.*	4,176	144,824
Sarepta Therapeutics, Inc.*(a)	2,784	301,758
Seagen, Inc.*	2,958	567,285
Seres Therapeutics, Inc.*(a)	2,100	10,101
SpringWorks Therapeutics, Inc.*(a)	4,176	131,043
TG Therapeutics, Inc.*(a)	7,525	155,692
Travere Therapeutics, Inc.*(a)	1,750	30,082
Twist Bioscience Corp.*	1,566	38,116
Ultragenyx Pharmaceutical, Inc.*(a)	1,566	67,526
uniQure NV*(a)	5,394	55,936
United Therapeutics Corp.*	1,566	380,100
Vaxcyte, Inc.*(a)	17,052	819,519
Veracyte, Inc.*	3,325	91,271
Vertex Pharmaceuticals, Inc.*	6,612	2,329,672
Vir Biotechnology, Inc.*(a)	19,314	271,941

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Zymeworks, Inc.*(a)	15,486	115,526

		35,778,950

Broadline Retail - 2.3%
Amazon.com, Inc.*	224,634	30,029,073
Coupang, Inc., Class A*	32,364	587,407
Dillard’s, Inc., Class A(a)	522	179,067
eBay, Inc.	17,748	789,963
Etsy, Inc.*	2,610	265,306
Kohl’s Corp.(a)	20,358	579,185
Macy’s, Inc.	65,946	1,094,044
MercadoLibre, Inc.*	1,218	1,507,945
Nordstrom, Inc.(a)	25,578	591,108
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,150	229,572

		35,852,670

Building Products - 0.9%
A O Smith Corp.	3,325	241,495
AAON, Inc.(a)	2,450	257,887
Advanced Drainage Systems, Inc.(a)	2,262	275,941
Allegion plc(a)	1,914	223,670
American Woodmark Corp.*	4,176	320,049
Apogee Enterprises, Inc.	2,784	137,892
Armstrong World Industries, Inc.	522	40,382
AZEK Co., Inc. (The), Class A*	4,176	130,291
AZZ, Inc.	7,308	323,964
Builders FirstSource, Inc.*	4,698	678,532
Carlisle Cos., Inc.(a)	1,400	388,080
Carrier Global Corp.(a)	22,750	1,354,763
Fortune Brands Innovations, Inc.(a)	4,025	286,057
Gibraltar Industries, Inc.*	875	56,586
Griffon Corp.	9,975	416,157
Hayward Holdings, Inc.*(a)	15,834	211,542
Insteel Industries, Inc.	2,610	84,173
JELD-WEN Holding, Inc.*	12,354	220,025
Johnson Controls International plc	19,836	1,379,594
Lennox International, Inc.	1,074	394,631
Masco Corp.	7,000	424,760
Masonite International Corp.*	4,002	418,409
Masterbrand, Inc.*	25,230	311,590
Owens Corning	3,654	511,523
PGT Innovations, Inc.*	6,438	184,191
Quanex Building Products Corp.	4,375	123,112
Resideo Technologies, Inc.*(a)	29,225	547,092
Simpson Manufacturing Co., Inc.	1,575	248,850
Trane Technologies plc	5,600	1,116,864
Trex Co., Inc.*(a)	6,438	445,123
UFP Industries, Inc.	12,950	1,330,742
Zurn Elkay Water Solutions Corp.	4,550	138,502

		13,222,469

Capital Markets - 2.8%
Affiliated Managers Group, Inc.	8,526	1,182,045
Ameriprise Financial, Inc.	2,958	1,030,715
Ares Management Corp., Class A	3,500	347,270
Artisan Partners Asset Management, Inc., Class A(a)	2,088	86,631
Avantax, Inc.*(a)	4,698	121,584
B. Riley Financial, Inc.(a)	3,675	204,073

Investments	Shares	Value ($)
Bank of New York Mellon Corp. (The)	20,010	907,654
BGC Group, Inc., Class A	64,206	305,621
BlackRock, Inc.	4,524	3,342,557
Blackstone, Inc.(a)	16,704	1,750,412
Blue Owl Capital, Inc., Class A	18,900	232,848
Brightsphere Investment Group, Inc.	5,250	111,720
Carlyle Group, Inc. (The)	5,220	186,093
Charles Schwab Corp. (The)	35,670	2,357,787
CME Group, Inc.	8,526	1,696,333
Cohen & Steers, Inc.(a)	1,566	100,709
Coinbase Global, Inc., Class A*(a)	5,220	514,744
Donnelley Financial Solutions, Inc.*	1,218	57,611
Evercore, Inc., Class A(a)	1,914	258,505
FactSet Research Systems, Inc.	875	380,660
Federated Hermes, Inc., Class B	5,742	194,252
Focus Financial Partners, Inc., Class A*	4,698	245,846
Franklin Resources, Inc.(a)	10,325	301,903
Goldman Sachs Group, Inc. (The)	10,266	3,653,361
Hamilton Lane, Inc., Class A(a)	2,784	246,189
Houlihan Lokey, Inc., Class A	1,750	174,738
Interactive Brokers Group, Inc., Class A	3,654	319,104
Intercontinental Exchange, Inc.	13,746	1,578,041
Invesco Ltd.(a)	13,825	232,260
Janus Henderson Group plc(a)	30,102	883,494
Jefferies Financial Group, Inc.(a)	38,802	1,427,526
KKR & Co., Inc.(a)	16,704	991,884
LPL Financial Holdings, Inc.	2,262	518,812
MarketAxess Holdings, Inc.	875	235,568
Moelis & Co., Class A(a)	3,325	162,360
Moody’s Corp.	4,176	1,473,084
Morgan Stanley	41,586	3,807,614
Morningstar, Inc.	525	121,002
MSCI, Inc., Class A	1,925	1,055,054
Nasdaq, Inc.	8,400	424,116
Northern Trust Corp.(c)	5,046	404,286
Oppenheimer Holdings, Inc., Class A	350	13,338
Piper Sandler Cos.	1,218	178,266
PJT Partners, Inc., Class A(a)	350	27,759
Raymond James Financial, Inc.(a)	5,568	612,870
Robinhood Markets, Inc., Class A*(a)	19,662	252,853
S&P Global, Inc.	8,526	3,363,592
SEI Investments Co.	2,975	187,395
State Street Corp.	10,675	773,297
Stifel Financial Corp.(a)	22,098	1,404,107
StoneX Group, Inc.*	4,350	400,243
T. Rowe Price Group, Inc.(a)	5,568	686,312
TPG, Inc., Class A(a)	2,275	66,953
Tradeweb Markets, Inc., Class A(a)	5,742	469,638
Victory Capital Holdings, Inc., Class A	5,600	185,696
Virtu Financial, Inc., Class A	23,316	432,745
Virtus Investment Partners, Inc.(a)	1,218	250,579

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
WisdomTree, Inc.	175	1,218

		42,932,927

Chemicals - 1.7%
AdvanSix, Inc.	7,830	314,061
Air Products and Chemicals, Inc.	5,220	1,593,823
Albemarle Corp.	3,480	738,734
Ashland, Inc.	1,925	175,868
Avient Corp.	20,706	839,214
Axalta Coating Systems Ltd.*	8,925	285,600
Balchem Corp.(a)	1,925	259,374
Cabot Corp.	3,654	259,434
Celanese Corp., Class A(a)	3,500	438,865
CF Industries Holdings, Inc.	6,786	556,995
Chase Corp.	175	22,031
Chemours Co. (The)(a)	34,974	1,293,339
Corteva, Inc.	17,052	962,244
Dow, Inc.(a)	22,968	1,297,003
DuPont de Nemours, Inc.	11,658	905,011
Eastman Chemical Co.	4,025	344,460
Ecolab, Inc.	5,742	1,051,590
Ecovyst, Inc.*	1,225	15,055
Element Solutions, Inc.	13,475	282,436
FMC Corp.	3,654	351,624
Ginkgo Bioworks Holdings, Inc., Class A*(a)	79,692	200,027
Hawkins, Inc.	525	24,544
HB Fuller Co.(a)	1,575	116,597
Huntsman Corp.(a)	40,194	1,196,575
Innospec, Inc.	700	74,998
International Flavors & Fragrances, Inc.(a)	5,220	441,664
Koppers Holdings, Inc.	3,654	139,802
Kronos Worldwide, Inc.(a)	16,530	154,556
Linde plc	12,528	4,894,314
Livent Corp.*(a)	7,350	180,957
LyondellBasell Industries NV, Class A	7,875	778,522
Mativ Holdings, Inc.(a)	5,916	93,118
Minerals Technologies, Inc.	3,306	202,823
Mosaic Co. (The)	12,006	489,365
NewMarket Corp.	522	235,787
Olin Corp.(a)	5,394	311,126
Origin Materials, Inc.*(a)	44,718	200,337
Perimeter Solutions SA*(a)	19,662	109,321
PPG Industries, Inc.	5,394	776,197
PureCycle Technologies, Inc.*(a)	30,450	360,528
Quaker Chemical Corp.(a)	875	175,332
RPM International, Inc.(a)	2,800	289,268
Scotts Miracle-Gro Co. (The)	3,480	243,739
Sensient Technologies Corp.(a)	2,262	144,858
Sherwin-Williams Co. (The)	5,568	1,539,552
Stepan Co.(a)	1,566	150,054
Trinseo plc	4,350	76,647
Tronox Holdings plc(a)	22,050	293,045
Westlake Corp.(a)	522	71,775

		25,952,189

Commercial Services & Supplies - 0.7%
ABM Industries, Inc.(a)	12,528	579,796

Investments	Shares	Value ($)
ACCO Brands Corp.	29,580	180,142
Brady Corp., Class A(a)	1,050	54,159
BrightView Holdings, Inc.*	7,175	55,319
Brink’s Co. (The)(a)	10,150	740,544
Casella Waste Systems, Inc., Class A*	2,100	169,449
Cimpress plc*(a)	5,220	362,790
Cintas Corp.	2,100	1,054,284
Clean Harbors, Inc.*(a)	1,914	318,222
Copart, Inc.*	11,136	984,311
CoreCivic, Inc.*	13,920	135,024
Deluxe Corp.(a)	15,834	300,688
Ennis, Inc.(a)	4,698	101,195
Enviri Corp.*	21,750	205,103
GEO Group, Inc. (The)*(a)	13,920	103,982
Healthcare Services Group, Inc.	6,438	81,183
Heritage-Crystal Clean, Inc.*	4,002	184,372
HNI Corp.	3,500	101,815
Interface, Inc., Class A(a)	26,100	254,997
Liquidity Services, Inc.*	525	8,809
Matthews International Corp., Class A(a)	3,828	175,705
MillerKnoll, Inc.	9,744	190,690
Montrose Environmental Group, Inc.*	2,958	119,710
MSA Safety, Inc.	2,262	375,492
OPENLANE, Inc.*	3,132	49,172
Republic Services, Inc., Class A	5,250	793,328
Rollins, Inc.	6,475	264,374
SP Plus Corp.*	3,306	127,116
Steelcase, Inc., Class A	30,972	265,430
Stericycle, Inc.*(a)	5,568	236,584
Tetra Tech, Inc.(a)	1,750	296,118
UniFirst Corp.	1,050	170,415
Viad Corp.*(a)	2,275	64,178
Waste Management, Inc.	9,450	1,547,816

		10,652,312

Communications Equipment - 0.8%
ADTRAN Holdings, Inc.(a)	22,794	221,786
Arista Networks, Inc.*	6,264	971,484
Calix, Inc.*(a)	3,675	165,779
Ciena Corp.*(a)	6,264	264,341
Cisco Systems, Inc.	125,454	6,528,626
CommScope Holding Co., Inc.*	58,290	262,305
Digi International, Inc.*(a)	3,500	146,755
Extreme Networks, Inc.*	10,092	268,346
F5, Inc.*	1,400	221,536
Harmonic, Inc.*	2,625	39,165
Infinera Corp.*(a)	6,825	30,713
Juniper Networks, Inc.	10,614	295,069
Lumentum Holdings, Inc.*(a)	1,218	63,774
Motorola Solutions, Inc.	4,375	1,254,006
NetScout Systems, Inc.*	5,483	153,250
Viasat, Inc.*(a)	16,182	500,671
Viavi Solutions, Inc.*	6,786	73,764

		11,461,370

Construction & Engineering - 0.4%
AECOM	4,430	385,410

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ameresco, Inc., Class A*(a)	1,225	71,307
API Group Corp.*	6,786	195,165
Arcosa, Inc.	1,400	108,052
Argan, Inc.	1,750	66,570
Comfort Systems USA, Inc.	2,262	393,520
Construction Partners, Inc., Class A*	875	25,725
Dycom Industries, Inc.*	1,400	139,412
EMCOR Group, Inc.	1,740	374,170
Fluor Corp.*	5,950	184,331
Granite Construction, Inc.(a)	3,500	143,255
IES Holdings, Inc.*	1,914	109,710
MasTec, Inc.*	3,654	430,259
MDU Resources Group, Inc.(a)	43,213	955,872
MYR Group, Inc.*	1,392	198,444
Primoris Services Corp.	10,675	339,038
Quanta Services, Inc.	4,002	806,883
Sterling Infrastructure, Inc.*	6,125	367,439
Valmont Industries, Inc.	870	230,332
WillScot Mobile Mini Holdings Corp.*	6,975	334,451

		5,859,345

Construction Materials - 0.1%
Eagle Materials, Inc.	1,750	322,647
Martin Marietta Materials, Inc.	1,575	703,175
Summit Materials, Inc., Class A*(a)	5,166	186,906
Vulcan Materials Co.	3,150	694,575

		1,907,303

Consumer Finance - 0.8%
Ally Financial, Inc.	11,658	356,035
American Express Co.	17,922	3,026,667
Bread Financial Holdings, Inc.	8,004	332,726
Capital One Financial Corp.	12,623	1,477,143
Credit Acceptance Corp.*(a)	290	161,414
Discover Financial Services	8,004	844,822
Encore Capital Group, Inc.*(a)	6,438	344,433
Enova International, Inc.*	7,525	414,552
EZCORP, Inc., Class A*(a)	3,480	31,529
FirstCash Holdings, Inc.	1,400	133,392
Green Dot Corp., Class A*	14,268	278,939
LendingClub Corp.*	6,438	54,015
Navient Corp.(a)	23,800	453,152
Nelnet, Inc., Class A	1,566	154,533
NerdWallet, Inc., Class A*(a)	10,788	120,934
OneMain Holdings, Inc.	26,100	1,187,028
PROG Holdings, Inc.*	7,482	303,620
SLM Corp.(a)	58,116	940,317
SoFi Technologies, Inc.*(a)	44,370	508,037
Synchrony Financial(a)	10,266	354,588
Upstart Holdings, Inc.*(a)	4,176	286,849
World Acceptance Corp.*(a)	350	55,262

		11,819,987

Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos., Inc., Class A	2,610	56,715
Andersons, Inc. (The)(a)	6,960	339,787
BJ’s Wholesale Club Holdings, Inc.*	4,281	283,873
Casey’s General Stores, Inc.(a)	1,218	307,740

Investments	Shares	Value ($)
Chefs’ Warehouse, Inc. (The)*	3,654	132,786
Costco Wholesale Corp.	11,310	6,341,178
Dollar General Corp.	5,220	881,449
Dollar Tree, Inc.*	5,046	778,749
Grocery Outlet Holding Corp.*	2,975	99,514
Ingles Markets, Inc., Class A	1,392	118,042
Kroger Co. (The)	21,576	1,049,457
Performance Food Group Co.*	3,828	228,761
PriceSmart, Inc.	350	27,205
SpartanNash Co.	8,352	187,419
Sprouts Farmers Market, Inc.*(a)	25,230	990,277
Sysco Corp.	12,600	961,506
Target Corp.	14,616	1,994,646
United Natural Foods, Inc.*(a)	13,920	289,536
US Foods Holding Corp.*	7,308	312,271
Walgreens Boots Alliance, Inc.	20,880	625,774
Walmart, Inc.	35,496	5,674,391
Weis Markets, Inc.(a)	1,712	113,574

		21,794,650

Containers & Packaging - 0.6%
Amcor plc(a)	35,322	362,404
AptarGroup, Inc.	2,100	255,066
Avery Dennison Corp.(a)	1,750	322,018
Ball Corp.(a)	9,396	551,451
Berry Global Group, Inc.(a)	25,926	1,699,968
Crown Holdings, Inc.(a)	4,350	403,506
Graphic Packaging Holding Co.(a)	64,902	1,570,628
Greif, Inc., Class A(a)	5,775	427,177
Greif, Inc., Class B	174	13,758
International Paper Co.	7,482	269,801
Myers Industries, Inc.	175	3,432
O-I Glass, Inc.*(a)	30,624	703,127
Packaging Corp. of America(a)	2,975	456,216
Pactiv Evergreen, Inc.	22,620	194,758
Sealed Air Corp.	9,222	420,708
Silgan Holdings, Inc.(a)	5,568	244,157
Sonoco Products Co.(a)	20,532	1,203,996
TriMas Corp.(a)	1,400	36,064
Westrock Co.	11,484	382,302

		9,520,537

Distributors - 0.1%
Genuine Parts Co.	4,002	623,191
LKQ Corp.	9,450	517,766
Pool Corp.(a)	1,218	468,613

		1,609,570

Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc.*(a)	4,176	180,570
Bright Horizons Family Solutions, Inc.*(a)	3,480	337,664
Coursera, Inc.*	8,004	125,583
Duolingo, Inc., Class A*(a)	696	108,012
Frontdoor, Inc.*	2,436	85,065
Graham Holdings Co., Class B	875	513,406
Grand Canyon Education, Inc.*	1,218	132,214
H&R Block, Inc.(a)	9,222	309,951
Laureate Education, Inc.	9,396	120,457
OneSpaWorld Holdings Ltd.*(a)	8,925	114,642
Perdoceo Education Corp.*(a)	12,250	163,537

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Rover Group, Inc., Class A*(a)	26,100	143,028
Service Corp. International(a)	4,550	303,258
Strategic Education, Inc.	1,750	131,425
Stride, Inc.*(a)	3,803	145,313
Udemy, Inc.*(a)	1,400	16,534

		2,930,659

Diversified REITs - 0.1%
Alexander & Baldwin, Inc., REIT	2,975	57,120
Armada Hoffler Properties, Inc., REIT(a)	12,180	151,276
Broadstone Net Lease, Inc., REIT	15,138	246,749
Empire State Realty Trust, Inc., Class A, REIT(a)	21,402	191,548
Essential Properties Realty Trust, Inc., REIT	8,225	201,924
Global Net Lease, Inc., REIT(a)	33,408	357,131
WP Carey, Inc., REIT(a)	5,568	376,007

		1,581,755

Diversified Telecommunication Services - 0.6%
Anterix, Inc.*(a)	3,306	92,799
AT&T, Inc.	215,760	3,132,835
ATN International, Inc.	696	25,293
Cogent Communications Holdings, Inc.	3,132	191,804
Consolidated Communications Holdings, Inc.*	13,300	47,614
EchoStar Corp., Class A*	7,830	152,137
Frontier Communications Parent, Inc.*	16,008	291,506
Iridium Communications, Inc.	7,000	367,850
Liberty Latin America Ltd., Class A*	11,136	93,542
Liberty Latin America Ltd., Class C*	19,314	160,692
Lumen Technologies, Inc.(a)	258,216	462,207
Verizon Communications, Inc.	127,890	4,358,491

		9,376,770

Electric Utilities - 1.3%
ALLETE, Inc.	1,740	99,928
Alliant Energy Corp.(a)	7,350	394,989
American Electric Power Co., Inc.	16,356	1,386,007
Avangrid, Inc.(a)	4,524	167,750
Constellation Energy Corp.(a)	7,656	739,952
Duke Energy Corp.	24,534	2,296,873
Edison International	10,962	788,826
Entergy Corp.	6,090	625,443
Evergy, Inc.	6,090	365,217
Eversource Energy	7,308	528,588
Exelon Corp.	27,666	1,158,099
FirstEnergy Corp.	17,150	675,539
Hawaiian Electric Industries, Inc.	6,300	241,857
IDACORP, Inc.(a)	2,800	287,896
MGE Energy, Inc.	1,050	84,252
NextEra Energy, Inc.	49,764	3,647,701
NRG Energy, Inc.(a)	8,925	339,061
OGE Energy Corp.(a)	7,908	285,874
Otter Tail Corp.(a)	3,132	253,723
PG&E Corp.*	47,154	830,382

Investments	Shares	Value ($)
Pinnacle West Capital Corp.	3,675	304,364
PNM Resources, Inc.	4,900	219,618
Portland General Electric Co.	5,742	273,721
PPL Corp.	16,182	445,490
Southern Co. (The)	33,408	2,416,735
Xcel Energy, Inc.	12,180	764,051

		19,621,936

Electrical Equipment - 0.8%
Acuity Brands, Inc.(a)	1,914	316,269
AMETEK, Inc.(a)	5,394	855,488
Array Technologies, Inc.*(a)	4,176	79,553
Atkore, Inc.*(a)	9,048	1,435,646
Blink Charging Co.*(a)	18,096	115,814
Bloom Energy Corp., Class A*(a)	2,436	43,507
ChargePoint Holdings, Inc.*(a)	1,218	10,548
Eaton Corp. plc	9,975	2,048,067
Emerson Electric Co.	15,486	1,414,646
Encore Wire Corp.(a)	4,025	687,027
EnerSys	1,050	113,736
Fluence Energy, Inc., Class A*(a)	6,825	199,563
FREYR Battery SA*(a)	26,448	222,692
FuelCell Energy, Inc.*(a)	43,326	94,884
Generac Holdings, Inc.*(a)	3,306	508,132
Hubbell, Inc., Class B	1,225	382,200
nVent Electric plc	9,570	506,062
Plug Power, Inc.*(a)	30,624	401,787
Preformed Line Products Co.(a)	174	30,191
Regal Rexnord Corp.	2,100	327,978
Rockwell Automation, Inc.	2,800	941,612
Sensata Technologies Holding plc	6,612	279,357
Shoals Technologies Group, Inc., Class A*	6,438	167,131
Stem, Inc.*(a)	36,192	255,877
SunPower Corp.*(a)	6,125	60,454
Sunrun, Inc.*(a)	44,963	853,398
Vertiv Holdings Co., Class A	11,658	303,225
Vicor Corp.*(a)	2,262	208,715

		12,863,559

Electronic Equipment, Instruments & Components - 1.3%
Advanced Energy Industries, Inc.(a)	1,050	131,439
Amphenol Corp., Class A	14,268	1,260,007
Arrow Electronics, Inc.*	12,006	1,711,335
Avnet, Inc.	20,300	984,550
Badger Meter, Inc.	1,914	315,121
Bel Fuse, Inc., Class B(a)	696	37,340
Belden, Inc.	2,958	285,861
Benchmark Electronics, Inc.	8,400	222,684
CDW Corp.	3,150	589,271
Cognex Corp.	5,394	294,620
Coherent Corp.*	28,885	1,367,973
Corning, Inc.	22,620	767,723
CTS Corp.	875	39,051
ePlus, Inc.*	6,612	372,586
Fabrinet*(a)	2,100	259,644
Flex Ltd.*	17,675	483,588
Insight Enterprises, Inc.*(a)	7,134	1,046,487
IPG Photonics Corp.*	2,088	274,468

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Itron, Inc.*(a)	1,925	151,440
Jabil, Inc.(a)	5,220	577,697
Keysight Technologies, Inc.*	4,550	732,914
Kimball Electronics, Inc.*(a)	3,480	101,546
Knowles Corp.*(a)	2,625	47,959
Lightwave Logic, Inc.*	875	5,880
Littelfuse, Inc.(a)	1,044	318,002
Methode Electronics, Inc.	3,480	117,067
Mirion Technologies, Inc., Class A*(a)	29,058	219,388
National Instruments Corp.	5,916	349,044
nLight, Inc.*	8,352	120,269
Novanta, Inc.*	1,925	340,533
OSI Systems, Inc.*	522	62,238
PC Connection, Inc.	175	8,472
Plexus Corp.*(a)	696	68,549
Rogers Corp.*	696	117,353
Sanmina Corp.*(a)	13,572	834,135
ScanSource, Inc.*	4,025	121,112
SmartRent, Inc., Class A*(a)	34,278	136,426
TD SYNNEX Corp.	700	69,097
TE Connectivity Ltd.	8,700	1,248,363
Teledyne Technologies, Inc.*	1,225	471,049
Trimble, Inc.*	6,300	338,940
TTM Technologies, Inc.*	21,175	304,073
Vishay Intertechnology, Inc.	25,900	729,085
Vontier Corp.	33,930	1,049,455
Zebra Technologies Corp., Class A*(a)	1,218	375,095

		19,458,929

Energy Equipment & Services - 0.8%
Archrock, Inc.(a)	13,125	153,037
Baker Hughes Co., Class A	23,100	826,749
Cactus, Inc., Class A(a)	4,375	222,162
ChampionX Corp.(a)	12,180	433,608
Dril-Quip, Inc.*	175	4,531
Halliburton Co.	28,362	1,108,387
Helix Energy Solutions Group, Inc.*(a)	15,312	146,995
Helmerich & Payne, Inc.(a)	25,926	1,160,707
Liberty Energy, Inc., Class A	39,846	656,264
Nabors Industries Ltd.*(a)	870	106,598
NexTier Oilfield Solutions, Inc.*(a)	30,102	358,816
NOV, Inc.	25,056	503,124
Oceaneering International, Inc.*	8,526	191,409
Oil States International, Inc.*(a)	525	4,221
Patterson-UTI Energy, Inc.(a)	54,984	870,946
ProPetro Holding Corp.*(a)	35,148	366,945
RPC, Inc.(a)	12,528	104,233
Schlumberger NV	42,108	2,456,581
Select Water Solutions, Inc., Class A	12,702	106,824
Tidewater, Inc.*	1,392	87,849
Transocean Ltd.*(a)	146,682	1,290,802
US Silica Holdings, Inc.*	17,400	226,374
Valaris Ltd.*	1,044	80,179
Weatherford International plc*	4,176	347,026

		11,814,367

Investments	Shares	Value ($)
Entertainment - 1.1%
Activision Blizzard, Inc.*	17,226	1,597,884
AMC Entertainment Holdings, Inc., Class A*(a)	2,436	12,107
Atlanta Braves Holdings, Inc., Class C*	207	8,429
Cinemark Holdings, Inc.*(a)	10,788	180,052
Electronic Arts, Inc.	6,264	854,096
Endeavor Group Holdings, Inc., Class A*	10,440	246,384
IMAX Corp.*	1,925	35,439
Liberty Media Corp-Liberty Formula One, Class A*	1,750	112,490
Liberty Media Corp-Liberty Formula One, Class C*	5,425	393,855
Lions Gate Entertainment Corp., Class B*	10,440	76,421
Live Nation Entertainment, Inc.*(a)	4,698	412,249
Madison Square Garden Sports Corp.	522	111,055
Netflix, Inc.*	11,310	4,964,751
Playtika Holding Corp.*	8,874	105,956
ROBLOX Corp., Class A*(a)	11,136	437,088
Roku, Inc., Class A*(a)	6,612	636,537
Sphere Entertainment Co.*	6,786	288,066
Take-Two Interactive Software, Inc.*	4,350	665,289
Walt Disney Co. (The)*	45,066	4,005,917
Warner Bros Discovery, Inc.*	74,472	973,349
Warner Music Group Corp., Class A	3,306	104,304
World Wrestling Entertainment, Inc., Class A	1,225	128,625

		16,350,343

Financial Services - 3.9%
Affirm Holdings, Inc., Class A*(a)	49,068	951,429
A-Mark Precious Metals, Inc.(a)	2,800	114,212
Apollo Global Management, Inc.	14,790	1,208,491
AvidXchange Holdings, Inc.*(a)	14,964	185,703
Berkshire Hathaway, Inc., Class B*	55,680	19,597,133
Block, Inc., Class A*	12,180	980,855
Compass Diversified Holdings	3,828	86,245
Enact Holdings, Inc.	3,132	85,190
Equitable Holdings, Inc.	13,050	374,405
Essent Group Ltd.(a)	21,750	1,078,800
Euronet Worldwide, Inc.*	1,914	168,183
EVERTEC, Inc.	5,220	205,303
Federal Agricultural Mortgage Corp., Class C	1,044	167,823
Fidelity National Information Services, Inc.	17,748	1,071,624
Fiserv, Inc.*	19,488	2,459,580
FleetCor Technologies, Inc.*(a)	1,566	389,793
Flywire Corp.*(a)	5,394	184,151
Global Payments, Inc.	7,134	786,524
International Money Express, Inc.*	2,450	59,364
Jack Henry & Associates, Inc.	1,925	322,572
Jackson Financial, Inc., Class A	13,746	453,893

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Mastercard, Inc., Class A	21,402	8,438,381
Merchants Bancorp	3,150	99,572
MGIC Investment Corp.	59,856	1,001,989
Mr Cooper Group, Inc.*	16,704	968,331
NMI Holdings, Inc., Class A*	19,250	514,168
PayPal Holdings, Inc.*	35,670	2,704,499
PennyMac Financial Services, Inc.(a)	7,830	589,051
Radian Group, Inc.(a)	37,776	1,017,308
Remitly Global, Inc.*(a)	9,048	174,445
Repay Holdings Corp., Class A*(a)	2,784	23,246
Rocket Cos., Inc., Class A*(a)	7,308	79,876
Shift4 Payments, Inc., Class A*(a)	2,088	144,051
Toast, Inc., Class A*(a)	13,920	307,214
Visa, Inc., Class A(a)	40,890	9,720,780
Voya Financial, Inc.(a)	20,706	1,537,628
Walker & Dunlop, Inc.(a)	6,786	617,390
Western Union Co. (The)	75,168	915,546
WEX, Inc.*	1,566	296,522

		60,081,270

Food Products - 1.0%
Archer-Daniels-Midland Co.	17,850	1,516,536
B&G Foods, Inc.(a)	7,830	103,826
Beyond Meat, Inc.*(a)	8,700	149,640
Bunge Ltd.	4,002	434,897
Calavo Growers, Inc.(a)	175	6,603
Cal-Maine Foods, Inc.(a)	6,960	321,482
Campbell Soup Co.(a)	6,125	280,648
Conagra Brands, Inc.(a)	15,400	505,274
Darling Ingredients, Inc.*	4,550	315,088
Flowers Foods, Inc.(a)	11,550	285,400
Freshpet, Inc.*(a)	2,262	166,347
General Mills, Inc.	16,008	1,196,438
Hershey Co. (The)	3,500	809,585
Hormel Foods Corp.(a)	4,698	192,054
Hostess Brands, Inc., Class A*	4,002	96,208
Ingredion, Inc.(a)	14,175	1,577,111
J & J Snack Foods Corp.(a)	1,225	196,392
J M Smucker Co. (The)(a)	3,132	471,836
John B Sanfilippo & Son, Inc.	1,218	132,652
Kellogg Co.	6,264	418,999
Kraft Heinz Co. (The)	23,316	843,573
Lamb Weston Holdings, Inc.	3,675	380,840
Lancaster Colony Corp.(a)	1,218	234,623
McCormick & Co., Inc. (Non-Voting)	5,568	498,225
Mondelez International, Inc., Class A	35,322	2,618,420
Pilgrim’s Pride Corp.*	6,264	155,159
Post Holdings, Inc.*(a)	3,150	268,695
Seaboard Corp.	62	223,510
Simply Good Foods Co. (The)*(a)	2,450	94,840
Tootsie Roll Industries, Inc.	2,511	87,534
TreeHouse Foods, Inc.*	1,044	53,881
Tyson Foods, Inc., Class A	6,786	378,116
Utz Brands, Inc.(a)	7,525	126,044

		15,140,476

Investments	Shares	Value ($)
Gas Utilities - 0.3%
Atmos Energy Corp.(a)	3,150	383,387
Chesapeake Utilities Corp.	525	62,076
National Fuel Gas Co.(a)	22,098	1,173,625
New Jersey Resources Corp.(a)	5,916	264,445
Northwest Natural Holding Co.	4,002	171,966
ONE Gas, Inc.(a)	3,500	276,955
Southwest Gas Holdings, Inc.(a)	2,275	150,013
Spire, Inc.(a)	3,654	232,285
UGI Corp.	50,808	1,371,308

		4,086,060

Ground Transportation - 1.1%
ArcBest Corp.(a)	4,900	569,968
Avis Budget Group, Inc.*(a)	1,044	229,983
CSX Corp.	53,363	1,778,055
Heartland Express, Inc.	5,425	88,699
Hertz Global Holdings, Inc.*(a)	35,844	603,971
JB Hunt Transport Services, Inc.(a)	2,100	428,274
Knight-Swift Transportation Holdings, Inc., Class A	4,550	276,413
Landstar System, Inc.(a)	1,750	356,283
Lyft, Inc., Class A*(a)	5,046	64,135
Marten Transport Ltd.(a)	2,625	59,482
Norfolk Southern Corp.	6,612	1,544,497
Old Dominion Freight Line, Inc.	2,450	1,027,751
RXO, Inc.*(a)	870	19,183
Ryder System, Inc.	10,150	1,036,823
Saia, Inc.*	1,225	518,347
Schneider National, Inc., Class B(a)	7,308	225,159
Uber Technologies, Inc.*	53,592	2,650,660
U-Haul Holding Co.(a)	175	10,650
U-Haul Holding Co. (BMV Mexico Stock Exchange)	2,088	119,454
Union Pacific Corp.	15,312	3,552,690
Werner Enterprises, Inc.	13,398	629,974
XPO, Inc.*(a)	7,482	518,054

		16,308,505

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	42,978	4,784,741
Align Technology, Inc.*	1,914	723,281
Alphatec Holdings, Inc.*(a)	175	3,092
AtriCure, Inc.*	3,828	211,880
Avanos Medical, Inc.*	1,050	25,694
Axonics, Inc.*	2,800	169,036
Baxter International, Inc.	10,440	472,201
Becton Dickinson & Co.	7,308	2,036,155
Boston Scientific Corp.*	37,236	1,930,687
CONMED Corp.(a)	2,088	252,752
Cooper Cos., Inc. (The)	1,225	479,294
Dentsply Sirona, Inc.	8,004	332,326
Dexcom, Inc.*(a)	9,800	1,220,688
Edwards Lifesciences Corp.*	15,660	1,285,216
Enovis Corp.*	4,002	255,749
Envista Holdings Corp.*	9,048	311,342
Establishment Labs Holdings, Inc.*(a)	1,400	100,814
GE HealthCare Technologies, Inc.	9,918	773,604
Glaukos Corp.*	2,450	188,993

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Globus Medical, Inc., Class A*	1,740	104,870
Haemonetics Corp.*	2,800	258,272
Hologic, Inc.*	7,134	566,582
ICU Medical, Inc.*(a)	522	93,010
IDEXX Laboratories, Inc.*	2,088	1,158,276
Inari Medical, Inc.*(a)	522	29,791
Inspire Medical Systems, Inc.*	1,400	402,934
Insulet Corp.*(a)	1,575	435,881
Integer Holdings Corp.*(a)	875	80,920
Integra LifeSciences Holdings Corp.*	5,742	261,089
Intuitive Surgical, Inc.*	9,048	2,935,171
iRhythm Technologies, Inc.*(a)	1,914	201,085
Lantheus Holdings, Inc.*(a)	4,263	368,707
LeMaitre Vascular, Inc.	175	11,065
LivaNova plc*	522	30,511
Masimo Corp.*	1,740	212,802
Medtronic plc	40,194	3,527,425
Merit Medical Systems, Inc.*	1,740	129,926
Neogen Corp.*(a)	12,354	286,489
Novocure Ltd.*(a)	2,450	79,968
NuVasive, Inc.*	2,800	115,388
Omnicell, Inc.*(a)	2,262	142,845
OrthoPediatrics Corp.*(a)	2,610	108,968
Penumbra, Inc.*(a)	1,218	369,492
PROCEPT BioRobotics Corp.*(a)	1,750	60,270
Pulmonx Corp.*(a)	7,656	107,184
QuidelOrtho Corp.*	1,392	121,605
ResMed, Inc.	3,500	778,225
Shockwave Medical, Inc.*	1,218	317,411
STAAR Surgical Co.*	522	28,590
STERIS plc(a)	2,800	631,540
Stryker Corp.	8,526	2,416,354
Tandem Diabetes Care, Inc.*(a)	6,090	212,663
Teleflex, Inc.(a)	870	218,518
TransMedics Group, Inc.*(a)	1,400	130,452
Treace Medical Concepts, Inc.*(a)	2,450	55,835
Zimmer Biomet Holdings, Inc.	5,775	797,816

		33,345,475

Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc.*	3,132	247,522
Accolade, Inc.*	10,440	156,809
AdaptHealth Corp., Class A*	23,838	327,534
Addus HomeCare Corp.*	1,044	95,599
Agiliti, Inc.*(a)	350	6,009
agilon health, Inc.*(a)	4,524	86,635
Amedisys, Inc.*	1,740	158,062
AmerisourceBergen Corp.(a)	5,075	948,517
AMN Healthcare Services, Inc.*(a)	9,450	1,012,567
Apollo Medical Holdings, Inc.*(a)	2,784	101,978
Brookdale Senior Living, Inc.*(a)	50,913	179,214
Cardinal Health, Inc.	9,048	827,621
Centene Corp.*	18,444	1,255,852
Chemed Corp.(a)	350	182,381
Cigna Group (The)	9,570	2,824,107
Community Health Systems, Inc.*(a)	25,375	111,396
Cross Country Healthcare, Inc.*(a)	7,525	194,145

Investments	Shares	Value ($)
CVS Health Corp.	38,454	2,872,129
DaVita, Inc.*	2,436	248,448
Elevance Health, Inc.	7,525	3,549,016
Encompass Health Corp.	3,654	241,274
Ensign Group, Inc. (The)(a)	1,914	185,409
Guardant Health, Inc.*(a)	6,264	244,421
HCA Healthcare, Inc.	6,090	1,661,413
HealthEquity, Inc.*(a)	3,850	261,569
Henry Schein, Inc.*(a)	4,375	344,706
Humana, Inc.	3,828	1,748,745
Laboratory Corp. of America Holdings	2,975	636,442
McKesson Corp.	4,350	1,750,440
ModivCare, Inc.*	4,872	213,101
Molina Healthcare, Inc.*	1,566	476,831
National Research Corp.(a)	2,275	97,620
NeoGenomics, Inc.*(a)	3,325	57,622
OPKO Health, Inc.*(a)	138,156	256,970
Option Care Health, Inc.*	9,450	319,221
Owens & Minor, Inc.*(a)	12,876	247,734
Patterson Cos., Inc.	19,075	627,377
Pediatrix Medical Group, Inc.*	24,360	334,463
Premier, Inc., Class A	22,794	632,534
Privia Health Group, Inc.*(a)	5,568	155,459
Progyny, Inc.*	3,654	152,591
Quest Diagnostics, Inc.	3,480	470,531
R1 RCM, Inc.*(a)	4,025	69,552
RadNet, Inc.*	1,050	34,734
Select Medical Holdings Corp.	4,176	125,322
Surgery Partners, Inc.*(a)	3,325	128,445
Tenet Healthcare Corp.*	24,186	1,807,420
UnitedHealth Group, Inc.	23,316	11,806,523
Universal Health Services, Inc., Class B	1,914	265,969
US Physical Therapy, Inc.	175	20,347

		40,760,326

Health Care REITs - 0.3%
CareTrust REIT, Inc., REIT(a)	7,350	152,807
Community Healthcare Trust, Inc., REIT(a)	3,306	116,503
Healthcare Realty Trust, Inc., Class A, REIT(a)	14,094	275,256
Healthpeak Properties, Inc., REIT	8,700	189,921
Medical Properties Trust, Inc., REIT(a)	146,334	1,476,510
National Health Investors, Inc., REIT	696	38,217
Omega Healthcare Investors, Inc., REIT(a)	8,700	277,530
Physicians Realty Trust, REIT(a)	16,878	248,782
Sabra Health Care REIT, Inc., REIT	11,484	149,177
Universal Health Realty Income Trust, REIT(a)	2,784	132,880
Ventas, Inc., REIT	7,830	379,912
Welltower, Inc., REIT	12,354	1,014,881

		4,452,376

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Technology - 0.1%
Doximity, Inc., Class A*(a)	7,482	267,332
Evolent Health, Inc., Class A*(a)	5,916	179,787
Health Catalyst, Inc.*	11,484	161,120
HealthStream, Inc.	175	3,934
Multiplan Corp.*	64,554	138,791
NextGen Healthcare, Inc.*	525	8,731
Phreesia, Inc.*	4,698	149,021
Sharecare, Inc.*(a)	88,914	123,590
Teladoc Health, Inc.*(a)	11,658	347,059
Veeva Systems, Inc., Class A*	3,654	746,220
Veradigm, Inc.*	9,662	130,630

		2,256,215

Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc., REIT(a)	6,438	99,789
Chatham Lodging Trust, REIT	7,175	68,880
DiamondRock Hospitality Co., REIT(a)	18,018	153,153
Host Hotels & Resorts, Inc., REIT	16,625	305,900
Park Hotels & Resorts, Inc., REIT(a)	15,961	217,548
Pebblebrook Hotel Trust, REIT(a)	20,010	309,154
RLJ Lodging Trust, REIT	15,834	163,090
Ryman Hospitality Properties, Inc., REIT	3,325	316,839
Service Properties Trust, REIT(a)	38,628	327,952
Summit Hotel Properties, Inc., REIT	8,178	52,666
Sunstone Hotel Investors, Inc., REIT	8,750	89,163
Xenia Hotels & Resorts, Inc., REIT(a)	9,825	124,778

		2,228,912

Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A*	10,266	1,562,383
Aramark	5,950	240,202
BJ’s Restaurants, Inc.*	2,100	79,086
Bloomin’ Brands, Inc.(a)	17,675	474,927
Booking Holdings, Inc.*	934	2,774,727
Boyd Gaming Corp.	4,025	274,988
Brinker International, Inc.*	7,830	307,562
Caesars Entertainment, Inc.*	7,482	441,588
Carnival Corp.*(a)	25,926	488,446
Cheesecake Factory, Inc. (The)(a)	3,132	115,195
Chipotle Mexican Grill, Inc., Class A*	700	1,373,596
Choice Hotels International, Inc.(a)	1,050	137,287
Churchill Downs, Inc.(a)	1,750	202,738
Cracker Barrel Old Country Store, Inc.(a)	1,044	97,301
Darden Restaurants, Inc.	2,800	472,976
Dave & Buster’s Entertainment, Inc.*	3,828	175,322
Denny’s Corp.*	1,575	18,522
Dine Brands Global, Inc.(a)	3,654	220,409
Domino’s Pizza, Inc.	696	276,131
DoorDash, Inc., Class A*(a)	5,394	489,721

Investments	Shares	Value ($)
DraftKings, Inc., Class A*	15,660	497,675
Dutch Bros, Inc., Class A*(a)	2,784	86,332
Everi Holdings, Inc.*	7,875	116,865
Expedia Group, Inc.*	4,002	490,365
Hilton Grand Vacations, Inc.*	18,375	854,438
Hilton Worldwide Holdings, Inc.	6,475	1,006,798
Hyatt Hotels Corp., Class A(a)	2,958	373,743
Jack in the Box, Inc.	350	34,794
Las Vegas Sands Corp.*	7,308	437,091
Life Time Group Holdings, Inc.*(a)	7,656	138,497
Light & Wonder, Inc.*(a)	5,742	403,663
Lindblad Expeditions Holdings, Inc.*	8,700	102,834
Marriott International, Inc., Class A	6,825	1,377,353
Marriott Vacations Worldwide Corp.	2,262	290,690
McDonald’s Corp.	18,550	5,438,860
MGM Resorts International	9,570	485,869
Norwegian Cruise Line Holdings Ltd.*(a)	14,442	318,735
Papa John’s International, Inc.(a)	522	43,169
Penn Entertainment, Inc.*(a)	30,624	805,105
Planet Fitness, Inc., Class A*	4,002	270,295
Red Rock Resorts, Inc., Class A(a)	2,100	101,850
Royal Caribbean Cruises Ltd.*(a)	7,134	778,391
Sabre Corp.*(a)	58,812	241,129
SeaWorld Entertainment, Inc.*(a)	3,306	183,053
Shake Shack, Inc., Class A*	696	54,051
Six Flags Entertainment Corp.*	18,966	453,287
Starbucks Corp.	28,014	2,845,382
Sweetgreen, Inc., Class A*(a)	9,396	141,598
Texas Roadhouse, Inc., Class A(a)	4,002	446,423
Travel + Leisure Co.	16,182	659,093
Vail Resorts, Inc.	1,050	247,264
Wendy’s Co. (The)(a)	11,484	246,791
Wingstop, Inc.(a)	1,925	324,517
Wyndham Hotels & Resorts, Inc.	3,325	259,084
Wynn Resorts Ltd.	3,132	341,325
Yum! Brands, Inc.	7,656	1,054,002

		32,173,518

Household Durables - 1.2%
Beazer Homes USA, Inc.*	2,088	70,219
Cavco Industries, Inc.*(a)	1,566	462,988
Century Communities, Inc.	7,350	567,567
Cricut, Inc., Class A(a)	700	8,302
DR Horton, Inc.	9,975	1,267,024
Dream Finders Homes, Inc., Class A*(a)	870	22,185
Ethan Allen Interiors, Inc.(a)	4,375	137,681
Garmin Ltd.	4,200	444,738
GoPro, Inc., Class A*(a)	13,050	53,374
Green Brick Partners, Inc.*(a)	7,830	442,552
Helen of Troy Ltd.*(a)	5,046	713,000
Installed Building Products, Inc.	700	103,614
iRobot Corp.*(a)	1,400	56,000
KB Home	19,600	1,057,812
La-Z-Boy, Inc.(a)	8,050	252,529
Leggett & Platt, Inc.(a)	2,784	81,460

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Lennar Corp., Class A	8,352	1,059,284
Lennar Corp., Class B(a)	525	60,328
LGI Homes, Inc.*(a)	5,075	704,156
M/I Homes, Inc.*	7,350	735,000
MDC Holdings, Inc.(a)	12,600	646,128
Meritage Homes Corp.	8,400	1,251,180
Mohawk Industries, Inc.*	12,702	1,350,731
Newell Brands, Inc.	72,036	803,922
NVR, Inc.*	104	655,870
PulteGroup, Inc.	8,178	690,141
Skyline Champion Corp.*	4,002	278,779
Sonos, Inc.*(a)	6,786	116,312
Taylor Morrison Home Corp., Class A*(a)	25,404	1,230,062
Tempur Sealy International, Inc.	10,614	473,703
Toll Brothers, Inc.	21,750	1,747,177
TopBuild Corp.*	1,218	333,647
Tri Pointe Homes, Inc.*	24,708	787,691
Vizio Holding Corp., Class A*	10,788	80,371
Whirlpool Corp.(a)	2,100	302,946

		19,048,473

Household Products - 0.9%
Central Garden & Pet Co.*(a)	1,575	63,756
Central Garden & Pet Co., Class A*	4,698	179,557
Church & Dwight Co., Inc.	6,786	649,217
Clorox Co. (The)	3,306	500,793
Colgate-Palmolive Co.	20,532	1,565,770
Energizer Holdings, Inc.	12,006	428,614
Kimberly-Clark Corp.	8,178	1,055,780
Procter & Gamble Co. (The)	60,030	9,382,689
Reynolds Consumer Products, Inc.	348	9,633
Spectrum Brands Holdings, Inc.(a)	3,132	245,580
WD-40 Co.(a)	348	79,866

		14,161,255

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	21,402	462,925
Clearway Energy, Inc., Class A	522	12,878
Clearway Energy, Inc., Class C	1,392	36,763
Ormat Technologies, Inc.(a)	1,566	127,316
Vistra Corp.	14,922	418,711

		1,058,593

Industrial Conglomerates - 0.5%
3M Co.	16,182	1,804,293
General Electric Co.	27,144	3,100,931
Honeywell International, Inc.	16,356	3,175,190

		8,080,414

Industrial REITs - 0.3%
Americold Realty Trust, Inc., REIT	5,742	186,156
EastGroup Properties, Inc., REIT	1,501	265,947
First Industrial Realty Trust, Inc., REIT	7,350	379,995
Innovative Industrial Properties, Inc., REIT	348	27,572
LXP Industrial Trust, REIT(a)	5,916	59,574
Plymouth Industrial REIT, Inc., REIT	6,438	146,593
Prologis, Inc., REIT	23,464	2,927,134

Investments	Shares	Value ($)
Rexford Industrial Realty, Inc., REIT(a)	4,725	260,300
STAG Industrial, Inc., REIT(a)	10,788	391,604
Terreno Realty Corp., REIT(a)	4,025	238,844

		4,883,719

Insurance - 2.5%
Aflac, Inc.(a)	18,618	1,346,826
Allstate Corp. (The)	7,308	823,465
Ambac Financial Group, Inc.*	6,786	95,954
American Equity Investment Life Holding Co.	16,356	877,827
American Financial Group, Inc.	2,625	319,226
American International Group, Inc.	23,800	1,434,664
AMERISAFE, Inc.	350	18,242
Aon plc, Class A	5,250	1,672,125
Arch Capital Group Ltd.*	12,876	1,000,336
Argo Group International Holdings Ltd.(a)	8,526	253,222
Arthur J Gallagher & Co.	5,046	1,083,881
Assurant, Inc.	11,832	1,591,522
Assured Guaranty Ltd.	4,002	239,240
Axis Capital Holdings Ltd.	15,750	868,140
Brighthouse Financial, Inc.*	16,356	852,638
Brown & Brown, Inc.	5,775	406,849
BRP Group, Inc., Class A*(a)	1,575	39,233
Chubb Ltd.	13,224	2,703,118
Cincinnati Financial Corp.	3,850	414,183
CNO Financial Group, Inc.	28,018	720,623
Employers Holdings, Inc.	700	27,041
Enstar Group Ltd.*(a)	2,784	712,370
Erie Indemnity Co., Class A	348	77,242
Everest Group Ltd.	1,050	378,536
Fidelity National Financial, Inc.	10,150	397,576
First American Financial Corp.	22,225	1,408,621
Genworth Financial, Inc., Class A*(a)	87,870	514,918
Globe Life, Inc.	2,450	274,817
Goosehead Insurance, Inc., Class A*(a)	2,262	151,260
Hanover Insurance Group, Inc. (The)	2,088	236,946
Hartford Financial Services Group, Inc. (The)	10,962	787,949
Horace Mann Educators Corp.	522	15,728
Kemper Corp.(a)	5,220	266,063
Kinsale Capital Group, Inc.(a)	696	259,350
Lincoln National Corp.	37,932	1,063,613
Loews Corp.	7,350	460,477
Markel Group, Inc.*	430	623,375
Marsh & McLennan Cos., Inc.	12,876	2,426,096
MBIA, Inc.*	6,125	53,533
Mercury General Corp.	8,526	274,367
MetLife, Inc.	21,750	1,369,598
National Western Life Group, Inc., Class A(a)	350	147,585
Old Republic International Corp.(a)	11,725	323,258
Oscar Health, Inc., Class A*(a)	28,014	210,665
Primerica, Inc.(a)	1,392	296,078

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Principal Financial Group, Inc.	8,004	639,279
ProAssurance Corp.	1,575	26,460
Progressive Corp. (The)	15,138	1,907,085
Prudential Financial, Inc.	11,550	1,114,460
Reinsurance Group of America, Inc.	1,566	219,788
RenaissanceRe Holdings Ltd.	2,088	389,955
RLI Corp.	1,392	185,707
Ryan Specialty Holdings, Inc., Class A*	2,610	113,117
Safety Insurance Group, Inc.	174	12,528
Selective Insurance Group, Inc.(a)	3,654	377,056
SiriusPoint Ltd.*(a)	14,175	132,395
Stewart Information Services Corp.(a)	6,475	305,167
Travelers Cos., Inc. (The)	7,656	1,321,502
Trupanion, Inc.*(a)	522	16,104
Universal Insurance Holdings, Inc.	5,568	86,471
Unum Group	5,916	287,577
W R Berkley Corp.	4,725	291,485
White Mountains Insurance Group Ltd.(a)	174	269,181
Willis Towers Watson plc	2,800	591,724

		37,805,417

Interactive Media & Services - 3.8%
Alphabet, Inc., Class A*	150,858	20,021,874
Alphabet, Inc., Class C*	129,804	17,278,210
Bumble, Inc., Class A*	8,178	151,457
Cargurus, Inc., Class A*	4,002	90,685
Cars.com, Inc.*	6,786	154,789
IAC, Inc.*(a)	15,660	1,089,936
Match Group, Inc.*	5,394	250,875
Meta Platforms, Inc., Class A*	56,202	17,905,957
Pinterest, Inc., Class A*	10,614	307,700
QuinStreet, Inc.*	1,575	13,986
Shutterstock, Inc.(a)	1,392	71,618
Snap, Inc., Class A*(a)	25,926	294,519
Taboola.com Ltd.*(a)	40,368	150,976
TripAdvisor, Inc.*(a)	5,775	107,704
Vimeo, Inc.*	55,680	229,402
Yelp, Inc., Class A*	4,698	211,645
Ziff Davis, Inc.*	696	50,474
ZipRecruiter, Inc., Class A*(a)	7,308	135,344
ZoomInfo Technologies, Inc., Class A*(a)	7,656	195,764

		58,712,915

IT Services - 1.2%
Accenture plc, Class A	16,182	5,119,176
Akamai Technologies, Inc.*	3,500	330,750
Cloudflare, Inc., Class A*	6,300	433,251
Cognizant Technology Solutions Corp., Class A	16,530	1,091,476
DigitalOcean Holdings, Inc.*(a)	2,436	120,631
DXC Technology Co.*	48,720	1,347,108
EPAM Systems, Inc.*	1,044	247,230
Fastly, Inc., Class A*(a)	4,872	89,499
Gartner, Inc.*	2,088	738,296
GoDaddy, Inc., Class A*	4,025	310,287

Investments	Shares	Value ($)
International Business Machines Corp.	27,492	3,963,797
Kyndryl Holdings, Inc.*	49,416	675,022
MongoDB, Inc., Class A*(a)	1,575	666,855
Okta, Inc., Class A*	3,325	255,559
Perficient, Inc.*(a)	2,436	155,392
Snowflake, Inc., Class A*	7,134	1,267,783
Squarespace, Inc., Class A*(a)	1,750	57,995
Twilio, Inc., Class A*	4,524	298,720
VeriSign, Inc.*	2,450	516,827

		17,685,654

Leisure Products - 0.3%
Acushnet Holdings Corp.(a)	1,050	62,611
Brunswick Corp.(a)	16,275	1,404,695
Funko, Inc., Class A*(a)	8,004	65,313
Hasbro, Inc.	5,394	348,237
Malibu Boats, Inc., Class A*(a)	3,850	230,808
MasterCraft Boat Holdings, Inc.*	2,958	90,663
Mattel, Inc.*	16,356	348,383
Peloton Interactive, Inc., Class A*	20,010	194,297
Polaris, Inc.(a)	11,310	1,536,350
Smith & Wesson Brands, Inc.	7,875	100,249
Sturm Ruger & Co., Inc.	1,392	73,706
Topgolf Callaway Brands Corp.*(a)	8,526	170,264
Vista Outdoor, Inc.*	11,200	339,360
YETI Holdings, Inc.*(a)	1,218	51,887

		5,016,823

Life Sciences Tools & Services - 1.2%
10X Genomics, Inc., Class A*	4,872	306,839
Agilent Technologies, Inc.	6,786	826,331
Avantor, Inc.*(a)	15,660	322,126
Azenta, Inc.*(a)	5,220	245,236
Bio-Rad Laboratories, Inc., Class A*	522	211,598
Bio-Techne Corp.	3,132	261,209
Bruker Corp.	2,450	168,364
Charles River Laboratories International, Inc.*(a)	1,740	364,600
CryoPort, Inc.*(a)	1,575	25,310
Danaher Corp.	16,356	4,171,761
Illumina, Inc.*	3,480	668,682
IQVIA Holdings, Inc.*	5,046	1,129,093
Maravai LifeSciences Holdings, Inc., Class A*	11,136	125,948
Medpace Holdings, Inc.*	1,050	265,828
Mesa Laboratories, Inc.	870	111,934
Mettler-Toledo International, Inc.*	525	660,172
OmniAb, Inc.*‡(a)	562	239
Pacific Biosciences of California, Inc.*	8,700	114,927
Repligen Corp.*(a)	1,400	240,184
Revvity, Inc.	2,262	278,113
Sotera Health Co.*(a)	11,658	221,269
Syneos Health, Inc.*	24,534	1,040,487
Thermo Fisher Scientific, Inc.	9,570	5,250,676
Waters Corp.*	1,575	435,031
West Pharmaceutical Services, Inc.	2,088	768,467

		18,214,424

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Machinery - 2.1%
3D Systems Corp.*(a)	11,484	100,026
AGCO Corp.(a)	2,450	326,095
Alamo Group, Inc.	350	67,816
Albany International Corp., Class A	2,100	202,188
Allison Transmission Holdings, Inc.	18,618	1,092,690
Astec Industries, Inc.	1,575	77,805
Barnes Group, Inc.	1,400	55,020
Caterpillar, Inc.	15,660	4,152,562
Chart Industries, Inc.*(a)	1,566	285,263
CIRCOR International, Inc.*	2,450	136,465
Columbus McKinnon Corp.	525	22,229
Crane Co.	870	81,510
Crane NXT Co.(a)	9,048	535,189
Cummins, Inc.	4,375	1,141,000
Deere & Co.	8,178	3,513,269
Desktop Metal, Inc., Class A*(a)	60,030	109,255
Donaldson Co., Inc.(a)	6,786	426,364
Douglas Dynamics, Inc.	350	10,867
Dover Corp.(a)	3,500	510,895
Energy Recovery, Inc.*(a)	174	5,304
Enerpac Tool Group Corp., Class A	4,900	134,652
EnPro Industries, Inc.	1,225	170,006
Esab Corp.	4,002	274,937
ESCO Technologies, Inc.	174	17,496
Federal Signal Corp.	1,750	106,908
Flowserve Corp.	7,000	264,320
Fortive Corp.	7,482	586,215
Franklin Electric Co., Inc.	1,218	120,363
Gates Industrial Corp. plc*	22,272	303,345
Gorman-Rupp Co. (The)	1,575	49,927
Graco, Inc.	5,276	418,545
Greenbrier Cos., Inc. (The)(a)	6,960	321,482
Helios Technologies, Inc.	2,610	164,952
Hillenbrand, Inc.	5,220	271,127
Hillman Solutions Corp.*	8,526	83,896
Hyster-Yale Materials Handling, Inc.(a)	2,262	108,033
IDEX Corp.	2,088	471,491
Illinois Tool Works, Inc.(a)	7,350	1,935,402
Ingersoll Rand, Inc.	9,222	601,920
ITT, Inc.	4,550	453,180
John Bean Technologies Corp.(a)	1,400	173,054
Kadant, Inc.	350	77,998
Kennametal, Inc.(a)	4,900	149,352
Lincoln Electric Holdings, Inc.(a)	1,914	384,159
Lindsay Corp.(a)	350	46,385
Luxfer Holdings plc	6,090	77,099
Middleby Corp. (The)*(a)	1,750	265,737
Mueller Industries, Inc.(a)	13,218	1,071,451
Mueller Water Products, Inc., Class A	5,075	81,657
Nikola Corp.*(a)	25,230	67,364
Nordson Corp.(a)	1,225	308,222
Oshkosh Corp.	14,175	1,305,092
Otis Worldwide Corp.	10,675	970,998
PACCAR, Inc.	15,660	1,348,796
Parker-Hannifin Corp.	3,150	1,291,531

Investments	Shares	Value ($)
Pentair plc	4,698	326,511
RBC Bearings, Inc.*(a)	1,044	235,996
REV Group, Inc.	6,650	85,985
Shyft Group, Inc. (The)	4,698	67,792
Snap-on, Inc.	1,575	429,093
SPX Technologies, Inc.*(a)	1,400	118,454
Standex International Corp.	175	26,000
Stanley Black & Decker, Inc.	2,784	276,368
Tennant Co.	2,088	167,541
Terex Corp.(a)	13,825	810,560
Timken Co. (The)(a)	4,002	371,626
Titan International, Inc.*	2,088	26,079
Toro Co. (The)	3,150	320,197
Trinity Industries, Inc.	2,800	73,416
Wabash National Corp.	8,352	197,775
Watts Water Technologies, Inc., Class A(a)	875	163,214
Westinghouse Air Brake Technologies Corp.	4,725	559,629
Xylem, Inc.	6,960	784,740

		32,369,880

Marine Transportation - 0.1%
Eagle Bulk Shipping, Inc.(a)	3,306	152,704
Genco Shipping & Trading Ltd.	12,180	176,610
Kirby Corp.*(a)	4,002	326,083
Matson, Inc.(a)	6,960	650,482

		1,305,879

Media - 1.0%
Altice USA, Inc., Class A*(a)	27,144	92,018
Cable One, Inc.(a)	174	125,966
Charter Communications, Inc., Class A*	3,306	1,339,558
Clear Channel Outdoor Holdings, Inc.*(a)	122,148	219,866
Comcast Corp., Class A	129,978	5,882,804
DISH Network Corp., Class A*(a)	40,542	321,498
EW Scripps Co. (The), Class A*(a)	4,698	46,322
Fox Corp., Class A	11,484	384,140
Fox Corp., Class B	1,914	60,119
Gray Television, Inc.	11,832	112,049
Integral Ad Science Holding Corp.*	6,960	145,116
Interpublic Group of Cos., Inc. (The)(a)	10,675	365,405
John Wiley & Sons, Inc., Class A	11,484	393,097
Liberty Broadband Corp., Class A*	1,392	123,651
Liberty Broadband Corp., Class C*(a)	2,262	201,612
Liberty Media Corp-Liberty SiriusXM, Class A*(a)	1,925	61,023
Liberty Media Corp-Liberty SiriusXM, Class C*	4,550	144,827
Magnite, Inc.*(a)	13,398	202,712
New York Times Co. (The), Class A	9,450	385,182
News Corp., Class A	9,100	180,362
News Corp., Class B(a)	2,975	59,827
Nexstar Media Group, Inc., Class A(a)	8,526	1,591,975

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Omnicom Group, Inc.	6,650	562,723
Paramount Global, Class B(a)	12,006	192,456
PubMatic, Inc., Class A*(a)	6,786	135,652
Scholastic Corp.	700	30,233
Sinclair, Inc.(a)	10,962	152,481
Sirius XM Holdings, Inc.(a)	28,666	146,197
Stagwell, Inc., Class A*(a)	24,708	165,791
TechTarget, Inc.*(a)	1,050	34,104
TEGNA, Inc.	53,418	902,764
Thryv Holdings, Inc.*(a)	870	20,619
Trade Desk, Inc. (The), Class A*	10,675	974,201
WideOpenWest, Inc.*(a)	6,300	51,912

		15,808,262

Metals & Mining - 0.9%
Alcoa Corp.(a)	10,092	365,229
Alpha Metallurgical Resources, Inc.(a)	3,325	575,957
Arconic Corp.*	18,966	566,894
ATI, Inc.*(a)	7,830	373,334
Carpenter Technology Corp.	4,176	249,975
Century Aluminum Co.*(a)	9,450	87,885
Cleveland-Cliffs, Inc.*	17,850	315,053
Coeur Mining, Inc.*(a)	6,475	19,943
Commercial Metals Co.	27,144	1,553,180
Compass Minerals International, Inc.	875	33,136
Freeport-McMoRan, Inc.	45,936	2,051,042
Hecla Mining Co.(a)	14,000	80,640
Materion Corp.(a)	525	62,548
Newmont Corp.	22,446	963,382
Nucor Corp.	8,352	1,437,296
Piedmont Lithium, Inc.*(a)	3,150	172,809
Reliance Steel & Aluminum Co.	2,088	611,492
Royal Gold, Inc.(a)	2,436	292,661
Ryerson Holding Corp.	2,784	118,292
Schnitzer Steel Industries, Inc., Class A(a)	3,306	119,710
Southern Copper Corp.	1,750	153,020
Steel Dynamics, Inc.(a)	5,916	630,527
SunCoke Energy, Inc.	9,570	84,982
TimkenSteel Corp.*	8,750	203,875
United States Steel Corp.(a)	47,676	1,215,738
Warrior Met Coal, Inc.	9,275	410,419
Worthington Industries, Inc.	7,656	571,291

		13,320,310

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp.(a)	123,366	1,257,099
Annaly Capital Management, Inc.(a)	10,266	206,244
Apollo Commercial Real Estate Finance, Inc.(a)	38,802	457,864
Arbor Realty Trust, Inc.(a)	42,630	720,873
Ares Commercial Real Estate Corp.	1,740	18,548
ARMOUR Residential REIT, Inc.(a)	64,728	330,760
Blackstone Mortgage Trust, Inc., Class A(a)	33,408	768,050

Investments	Shares	Value ($)
BrightSpire Capital, Inc., Class A(a)	12,876	94,767
Chimera Investment Corp.(a)	37,758	237,120
Claros Mortgage Trust, Inc.(a)	17,922	220,799
Ellington Financial, Inc.(a)	15,050	203,476
Franklin BSP Realty Trust, Inc.	17,922	256,285
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	8,004	208,984
Invesco Mortgage Capital, Inc.	1	7
KKR Real Estate Finance Trust, Inc.(a)	21,924	273,173
Ladder Capital Corp., Class A	32,016	351,856
MFA Financial, Inc.	11,136	125,391
New York Mortgage Trust, Inc.(a)	13,617	138,213
Orchid Island Capital, Inc.(a)	12,180	126,916
PennyMac Mortgage Investment Trust(a)	11,484	146,765
Ready Capital Corp.(a)	26,622	308,017
Redwood Trust, Inc.(a)	9,222	69,442
Rithm Capital Corp.	120,234	1,211,959
Starwood Property Trust, Inc.(a)	75,690	1,569,811
TPG RE Finance Trust, Inc.(a)	2,262	17,644
Two Harbors Investment Corp.	14,094	189,000

		9,509,063

Multi-Utilities - 0.5%
Ameren Corp.	6,125	524,729
Avista Corp.(a)	870	33,617
Black Hills Corp.	1,740	104,974
CenterPoint Energy, Inc.	17,748	534,037
CMS Energy Corp.	5,568	340,038
Consolidated Edison, Inc.	9,744	924,316
Dominion Energy, Inc.	24,012	1,285,843
DTE Energy Co.	5,394	616,534
NiSource, Inc.	12,450	346,608
NorthWestern Corp.(a)	4,002	225,993
Public Service Enterprise Group, Inc.	13,398	845,682
Sempra	9,222	1,374,262
Unitil Corp.	2,088	108,659
WEC Energy Group, Inc.	6,960	625,426

		7,890,718

Office REITs - 0.3%
Alexandria Real Estate Equities, Inc., REIT(a)	3,132	393,630
Boston Properties, Inc., REIT(a)	1,740	115,936
Brandywine Realty Trust, REIT(a)	62,814	317,211
Corporate Office Properties Trust, REIT(a)	2,958	76,908
Cousins Properties, Inc., REIT(a)	11,832	289,056
Easterly Government Properties, Inc., Class A, REIT(a)	9,570	141,253
Equity Commonwealth, REIT	2,262	44,313
Highwoods Properties, Inc., REIT(a)	174	4,397
Hudson Pacific Properties, Inc., REIT	7,308	42,898
JBG SMITH Properties, REIT(a)	11,310	189,216
Kilroy Realty Corp., REIT	1,392	49,694

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Paramount Group, Inc., REIT(a)	59,682	312,734
Piedmont Office Realty Trust, Inc., Class A, REIT	43,152	321,051
SL Green Realty Corp., REIT(a)	18,444	695,523
Vornado Realty Trust, REIT(a)	42,978	966,145

		3,959,965

Oil, Gas & Consumable Fuels - 4.9%
Antero Midstream Corp.(a)	25,230	301,246
Antero Resources Corp.*(a)	64,554	1,726,820
APA Corp.	11,658	472,032
Arch Resources, Inc.	4,025	516,971
Berry Corp.(a)	29,580	230,724
California Resources Corp.(a)	14,616	779,764
Callon Petroleum Co.*(a)	10,150	381,234
Cheniere Energy, Inc.	7,875	1,274,647
Chesapeake Energy Corp.(a)	3,693	311,468
Chevron Corp.	54,810	8,970,205
Chord Energy Corp.(a)	8,700	1,364,508
Civitas Resources, Inc.(a)	12,006	898,775
Clean Energy Fuels Corp.*(a)	2,975	14,667
CNX Resources Corp.*(a)	41,412	844,805
Comstock Resources, Inc.(a)	16,800	214,200
ConocoPhillips	38,628	4,547,288
CONSOL Energy, Inc.	6,090	453,827
Coterra Energy, Inc.	25,376	698,854
Crescent Energy Co., Class A(a)	18,792	223,061
CVR Energy, Inc.(a)	8,178	300,460
Delek US Holdings, Inc.(a)	12,180	336,046
Denbury, Inc.*(a)	3,306	290,630
Devon Energy Corp.(a)	17,922	967,788
Diamondback Energy, Inc.	5,950	876,554
Dorian LPG Ltd.	7,875	234,203
DT Midstream, Inc.(a)	6,090	325,937
Earthstone Energy, Inc., Class A*(a)	5,950	95,081
EOG Resources, Inc.	17,400	2,306,022
EQT Corp.(a)	11,375	479,797
Equitrans Midstream Corp.	95,352	988,800
Exxon Mobil Corp.	126,672	13,584,305
Green Plains, Inc.*(a)	4,725	167,785
Gulfport Energy Corp.*(a)	1,914	196,089
Hess Corp.	7,482	1,135,244
HF Sinclair Corp.(a)	5,742	299,101
HighPeak Energy, Inc.(a)	6,090	92,263
International Seaways, Inc.(a)	6,264	268,663
Kinder Morgan, Inc.	57,942	1,026,153
Kosmos Energy Ltd.*(a)	91,501	649,657
Magnolia Oil & Gas Corp., Class A(a)	34,974	774,674
Marathon Oil Corp.	22,968	603,369
Marathon Petroleum Corp.	14,094	1,874,784
Matador Resources Co.(a)	24,012	1,335,788
Murphy Oil Corp.	30,276	1,310,043
New Fortress Energy, Inc.(a)	11,832	337,804
NextDecade Corp.*(a)	3,150	17,545
Northern Oil and Gas, Inc.(a)	17,226	678,188
Occidental Petroleum Corp.(a)	20,532	1,296,185
ONEOK, Inc.	13,050	874,872

Investments	Shares	Value ($)
Ovintiv, Inc.(a)	9,235	425,641
Par Pacific Holdings, Inc.*	10,440	328,651
PBF Energy, Inc., Class A(a)	24,207	1,148,380
PDC Energy, Inc.	20,880	1,584,583
Peabody Energy Corp.(a)	24,325	545,853
Permian Resources Corp., Class A(a)	47,850	559,366
Phillips 66(a)	14,268	1,591,595
Pioneer Natural Resources Co.	6,786	1,531,397
Range Resources Corp.(a)	51,330	1,613,302
SilverBow Resources, Inc.*(a)	1,044	37,386
SM Energy Co.	29,232	1,060,829
Southwestern Energy Co.*(a)	259,782	1,683,387
Talos Energy, Inc.*(a)	29,928	478,848
Targa Resources Corp.	6,612	542,118
Tellurian, Inc.*(a)	169,998	292,397
Texas Pacific Land Corp.(a)	175	263,602
Uranium Energy Corp.*(a)	3,325	11,970
VAALCO Energy, Inc.(a)	12,876	57,298
Valero Energy Corp.	11,900	1,534,029
Vertex Energy, Inc.*(a)	21,054	110,955
Vital Energy, Inc.*(a)	2,784	146,940
Vitesse Energy, Inc.(a)	2,436	61,363
W&T Offshore, Inc.*(a)	29,058	127,274
Williams Cos., Inc. (The)	32,364	1,114,940
World Kinect Corp.(a)	12,425	280,059

		75,081,089

Paper & Forest Products - 0.1%
Clearwater Paper Corp.*(a)	2,275	73,323
Louisiana-Pacific Corp.	4,872	370,905
Mercer International, Inc.(a)	9,800	87,220
Sylvamo Corp.	5,950	291,967

		823,415

Passenger Airlines - 0.3%
Alaska Air Group, Inc.*(a)	26,970	1,311,551
Allegiant Travel Co.*(a)	1,392	172,190
American Airlines Group, Inc.*(a)	26,100	437,175
Delta Air Lines, Inc.	19,075	882,410
Frontier Group Holdings, Inc.*(a)	7,217	67,118
Hawaiian Holdings, Inc.*(a)	9,918	114,950
JetBlue Airways Corp.*(a)	65,601	509,720
Joby Aviation, Inc.*(a)	11,658	104,339
SkyWest, Inc.*	12,876	566,415
Southwest Airlines Co.(a)	16,704	570,609
United Airlines Holdings, Inc.*	8,178	444,147

		5,180,624

Personal Care Products - 0.2%
BellRing Brands, Inc.*	4,900	176,155
Coty, Inc., Class A*	18,096	217,876
Edgewell Personal Care Co.(a)	4,362	171,906
elf Beauty, Inc.*	1,740	203,093
Estee Lauder Cos., Inc. (The), Class A	5,394	970,920
Herbalife Ltd.*	13,746	223,235
Inter Parfums, Inc.	525	78,519
Medifast, Inc.(a)	1,218	124,102
Nu Skin Enterprises, Inc., Class A	5,394	158,530

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
USANA Health Sciences, Inc.*	1,566	101,649

		2,425,985

Pharmaceuticals - 3.0%
Aclaris Therapeutics, Inc.*	700	6,909
Amphastar Pharmaceuticals, Inc.*(a)	1,050	63,725
ANI Pharmaceuticals, Inc.*(a)	175	9,196
Arvinas, Inc.*	5,568	137,641
Axsome Therapeutics, Inc.*(a)	1,750	137,323
Bristol-Myers Squibb Co.	64,206	3,992,971
Catalent, Inc.*	4,698	227,947
Collegium Pharmaceutical, Inc.*(a)	9,625	219,065
Corcept Therapeutics, Inc.*(a)	4,255	108,417
Elanco Animal Health, Inc.*	93,438	1,127,797
Eli Lilly & Co.	20,010	9,095,546
Evolus, Inc.*(a)	1,925	19,288
Harmony Biosciences Holdings, Inc.*(a)	700	24,759
Innoviva, Inc.*	18,444	249,916
Intra-Cellular Therapies, Inc.*	2,958	182,923
Jazz Pharmaceuticals plc*	2,784	363,089
Johnson & Johnson	65,076	10,902,182
Ligand Pharmaceuticals, Inc.*(a)	700	46,851
Merck & Co., Inc.	64,902	6,921,798
Organon & Co.	62,466	1,373,003
Perrigo Co. plc(a)	3,132	114,756
Pfizer, Inc.	173,130	6,243,068
Prestige Consumer Healthcare, Inc.*(a)	4,002	260,970
Reata Pharmaceuticals, Inc., Class A*	2,100	347,718
Revance Therapeutics, Inc.*(a)	2,975	70,299
Royalty Pharma plc, Class A	14,964	469,570
Scilex Holding Co.*	14,036	76,777
Supernus Pharmaceuticals, Inc.*	4,524	138,842
Tilray Brands, Inc.*	116,339	294,338
Viatris, Inc.	26,100	274,833
Zoetis, Inc., Class A	12,180	2,290,936

		45,792,453

Professional Services - 1.2%
Alight, Inc., Class A*(a)	65,598	641,548
ASGN, Inc.*	10,788	823,340
Automatic Data Processing, Inc.	10,614	2,624,418
Barrett Business Services, Inc.	875	79,389
Booz Allen Hamilton Holding Corp., Class A	3,150	381,402
Broadridge Financial Solutions, Inc.	2,436	409,053
CACI International, Inc., Class A*(a)	1,218	426,836
CBIZ, Inc.*	1,750	92,558
Ceridian HCM Holding, Inc.*(a)	4,872	344,986
Clarivate plc*(a)	105,444	1,002,772
Concentrix Corp.(a)	10,614	883,509
Conduent, Inc.*	45,313	156,783
CSG Systems International, Inc.	2,800	144,452
Dun & Bradstreet Holdings, Inc.	39,846	470,980
Equifax, Inc.(a)	3,306	674,688

Investments	Shares	Value ($)
ExlService Holdings, Inc.*	1,218	171,677
Exponent, Inc.	1,914	171,456
First Advantage Corp.*(a)	700	10,500
FTI Consulting, Inc.*(a)	1,218	213,345
Genpact Ltd.	3,675	132,631
Heidrick & Struggles International, Inc.	5,742	156,584
Huron Consulting Group, Inc.*	525	49,649
ICF International, Inc.	525	61,735
Insperity, Inc.	1,218	143,298
Jacobs Solutions, Inc.	3,654	458,248
KBR, Inc.(a)	5,046	310,279
Kelly Services, Inc., Class A	7,700	141,064
Kforce, Inc.(a)	350	22,204
Korn Ferry	10,092	531,647
Legalzoom.com, Inc.*(a)	11,484	175,476
Leidos Holdings, Inc.	3,675	343,723
ManpowerGroup, Inc.(a)	10,092	796,057
Maximus, Inc.	3,654	306,059
NV5 Global, Inc.*	174	19,062
Paychex, Inc.	7,875	988,076
Paycom Software, Inc.	1,225	451,731
Paylocity Holding Corp.*	1,050	238,193
Resources Connection, Inc.	5,600	89,488
Robert Half, Inc.(a)	3,500	259,525
Science Applications International Corp.(a)	3,306	401,150
SS&C Technologies Holdings, Inc.	5,425	316,006
Sterling Check Corp.*(a)	8,352	100,308
TransUnion	3,654	291,187
TriNet Group, Inc.*	1,914	201,410
TrueBlue, Inc.*	1,914	28,614
TTEC Holdings, Inc.	348	11,985
Upwork, Inc.*	16,008	166,963
Verisk Analytics, Inc., Class A	3,850	881,419
Verra Mobility Corp., Class A*	10,500	220,395

		18,017,858

Real Estate Management & Development - 0.4%
Anywhere Real Estate, Inc.*(a)	29,406	246,422
CBRE Group, Inc., Class A*	10,150	845,596
Compass, Inc., Class A*	78,300	328,077
CoStar Group, Inc.*(a)	10,266	862,036
Cushman & Wakefield plc*(a)	25,056	246,300
DigitalBridge Group, Inc.	9,048	144,949
eXp World Holdings, Inc.(a)	2,625	65,468
Forestar Group, Inc.*	8,575	252,791
Howard Hughes Corp. (The)*	2,088	176,290
Jones Lang LaSalle, Inc.*(a)	10,614	1,767,762
Kennedy-Wilson Holdings, Inc.(a)	7,482	123,453
Newmark Group, Inc., Class A(a)	44,022	304,632
Opendoor Technologies, Inc.*(a)	135,546	692,640
Redfin Corp.*	5,046	75,589
Seritage Growth Properties, Class A, REIT*(a)	13,650	128,174
St Joe Co. (The)(a)	525	33,327
Zillow Group, Inc., Class A*	525	27,941
Zillow Group, Inc., Class C*(a)	6,438	348,682

		6,670,129

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Residential REITs - 0.3%
American Homes 4 Rent, Class A, REIT(a)	6,300	236,124
Apartment Income REIT Corp., Class A, REIT	9,222	318,528
AvalonBay Communities, Inc., REIT	3,306	623,677
Camden Property Trust, REIT	3,132	341,670
Centerspace, REIT(a)	2,262	140,538
Elme Communities, REIT	10,788	175,305
Equity LifeStyle Properties, Inc., REIT(a)	4,550	323,869
Equity Residential, REIT	7,482	493,363
Essex Property Trust, Inc., REIT	1,566	381,399
Independence Realty Trust, Inc., REIT	6,438	109,704
Invitation Homes, Inc., REIT	13,300	472,150
Mid-America Apartment Communities, Inc., REIT	2,800	419,048
NexPoint Residential Trust, Inc., REIT	2,784	115,703
Sun Communities, Inc., REIT(a)	3,828	498,788
UDR, Inc., REIT	9,744	398,335

		5,048,201

Retail REITs - 0.4%
Acadia Realty Trust, REIT(a)	9,918	155,812
Agree Realty Corp., REIT(a)	2,958	191,619
Alexander’s, Inc., REIT(a)	522	100,939
Brixmor Property Group, Inc., REIT(a)	10,675	242,750
CBL & Associates Properties, Inc., REIT(a)	3,828	83,336
Federal Realty Investment Trust, REIT(a)	1,750	177,660
Getty Realty Corp., REIT	175	5,656
Kimco Realty Corp., REIT	18,550	375,823
Kite Realty Group Trust, REIT(a)	47,154	1,078,884
Macerich Co. (The), REIT(a)	38,802	494,725
Necessity Retail REIT, Inc. (The), Class A, REIT(a)	24,675	175,192
NNN REIT, Inc., REIT(a)	2,975	126,973
Phillips Edison & Co., Inc., REIT(a)	3,306	116,735
Realty Income Corp., REIT	17,052	1,039,660
Regency Centers Corp., REIT	2,800	183,484
Retail Opportunity Investments Corp., REIT(a)	13,746	202,479
RPT Realty, REIT	8,750	95,112
Saul Centers, Inc., REIT	3,480	134,154
Simon Property Group, Inc., REIT	7,656	953,938
SITE Centers Corp., REIT	5,075	71,304
Spirit Realty Capital, Inc., REIT	6,090	245,610
Tanger Factory Outlet Centers, Inc., REIT(a)	8,925	208,934
Urban Edge Properties, REIT	4,725	80,372
Urstadt Biddle Properties, Inc., Class A, REIT(a)	5,075	115,101

Investments	Shares	Value ($)
Whitestone REIT, REIT(a)	3,132	32,322

		6,688,574

Semiconductors & Semiconductor Equipment - 5.8%
ACM Research, Inc., Class A*	10,788	141,323
Advanced Micro Devices, Inc.*	40,763	4,663,287
Allegro MicroSystems, Inc.*(a)	1,740	89,801
Alpha & Omega Semiconductor Ltd.*(a)	4,524	148,749
Ambarella, Inc.*(a)	870	72,575
Amkor Technology, Inc.	19,250	559,983
Analog Devices, Inc.	13,300	2,653,749
Applied Materials, Inc.	22,098	3,349,836
Axcelis Technologies, Inc.*	1,050	210,504
Broadcom, Inc.	13,050	11,727,383
Cirrus Logic, Inc.*(a)	2,088	168,710
Cohu, Inc.*	1,225	53,471
Credo Technology Group Holding Ltd.*(a)	5,916	100,395
Diodes, Inc.*	9,450	892,930
Enphase Energy, Inc.*	2,958	449,113
Entegris, Inc.	4,002	439,059
First Solar, Inc.*	2,262	469,139
FormFactor, Inc.*	2,275	84,539
Ichor Holdings Ltd.*(a)	4,176	161,695
Impinj, Inc.*(a)	1,400	93,268
indie Semiconductor, Inc., Class A*(a)	9,396	89,074
Intel Corp.	102,312	3,659,700
KLA Corp.	3,675	1,888,766
Kulicke & Soffa Industries, Inc.(a)	4,350	260,478
Lam Research Corp.	4,350	3,125,432
Lattice Semiconductor Corp.*(a)	4,524	411,413
MACOM Technology Solutions Holdings, Inc.*	1,400	97,888
Magnachip Semiconductor Corp.*	5,075	46,944
Marvell Technology, Inc.(a)	21,175	1,379,128
MaxLinear, Inc., Class A*	348	8,585
Microchip Technology, Inc.	13,050	1,225,917
Micron Technology, Inc.	29,058	2,074,451
MKS Instruments, Inc.(a)	3,654	398,907
Monolithic Power Systems, Inc.	1,218	681,459
Navitas Semiconductor Corp., Class A*(a)	13,920	147,274
NVIDIA Corp.	62,640	29,271,046
NXP Semiconductors NV	7,830	1,745,933
ON Semiconductor Corp.*	12,006	1,293,647
Onto Innovation, Inc.*	3,150	391,608
PDF Solutions, Inc.*	350	16,096
Photronics, Inc.*	15,225	402,701
Power Integrations, Inc.(a)	2,610	253,535
Qorvo, Inc.*	3,480	382,870
QUALCOMM, Inc.	33,930	4,484,528
Rambus, Inc.*(a)	3,500	219,135
Semtech Corp.*(a)	4,872	142,262
Silicon Laboratories, Inc.*(a)	1,914	285,454
Skyworks Solutions, Inc.	5,742	656,713
SMART Global Holdings, Inc.*(a)	13,572	361,015
SolarEdge Technologies, Inc.*	1,400	338,044

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Synaptics, Inc.*(a)	7,656	691,413
Teradyne, Inc.(a)	3,654	412,683
Texas Instruments, Inc.	22,446	4,040,280
Ultra Clean Holdings, Inc.*	4,872	185,623
Universal Display Corp.(a)	2,625	382,935
Veeco Instruments, Inc.*(a)	1,400	39,424
Wolfspeed, Inc.*(a)	5,742	378,398

		88,400,268

Software - 7.8%
ACI Worldwide, Inc.*	5,075	117,689
Adeia, Inc.(a)	21,228	255,161
Adobe, Inc.*	11,484	6,272,216
Agilysys, Inc.*	350	25,770
Alarm.com Holdings, Inc.*(a)	870	48,033
Alkami Technology, Inc.*(a)	7,308	123,359
Altair Engineering, Inc., Class A*(a)	3,480	260,791
Alteryx, Inc., Class A*	522	21,642
Amplitude, Inc., Class A*	10,962	126,940
ANSYS, Inc.*	2,436	833,356
Appfolio, Inc., Class A*(a)	1,392	251,381
Appian Corp., Class A*(a)	696	35,858
AppLovin Corp., Class A*(a)	6,960	218,544
Asana, Inc., Class A*(a)	3,306	80,270
Aspen Technology, Inc.*(a)	875	156,187
Atlassian Corp., Class A*(a)	4,176	759,781
Aurora Innovation, Inc., Class A*(a)	65,598	215,161
Autodesk, Inc.*	5,220	1,106,588
Bentley Systems, Inc., Class B(a)	6,786	365,630
BILL Holdings, Inc.*(a)	2,100	263,214
Black Knight, Inc.*	3,186	224,040
Blackbaud, Inc.*	2,800	211,260
BlackLine, Inc.*	696	40,424
Box, Inc., Class A*(a)	5,075	158,594
Braze, Inc., Class A*(a)	4,350	197,751
C3.ai, Inc., Class A*(a)	4,524	190,008
Cadence Design Systems, Inc.*	6,825	1,597,118
CCC Intelligent Solutions Holdings, Inc.*(a)	12,702	139,976
Cerence, Inc.*(a)	4,524	125,812
CommVault Systems, Inc.*	2,800	218,204
Confluent, Inc., Class A*(a)	6,960	240,398
Crowdstrike Holdings, Inc., Class A*(a)	5,046	815,736
Datadog, Inc., Class A*	6,090	710,825
Digital Turbine, Inc.*(a)	8,700	94,308
DocuSign, Inc., Class A*(a)	3,306	177,929
Dolby Laboratories, Inc., Class A	2,784	246,690
DoubleVerify Holdings, Inc.*(a)	5,916	249,064
Dropbox, Inc., Class A*(a)	10,614	286,047
Dynatrace, Inc.*	6,612	361,610
Ebix, Inc.(a)	6,090	188,546
Elastic NV*	5,046	335,307
Enfusion, Inc., Class A*(a)	700	7,595
EngageSmart, Inc.*	4,872	92,373
Envestnet, Inc.*(a)	1,566	97,061
Everbridge, Inc.*	3,480	107,323

Investments	Shares	Value ($)
EverCommerce, Inc.*(a)	8,700	101,616
Fair Isaac Corp.*	700	586,579
Five9, Inc.*	4,350	381,712
Fortinet, Inc.*	16,625	1,292,095
Freshworks, Inc., Class A*(a)	12,702	237,019
Gen Digital, Inc.	17,400	338,430
Gitlab, Inc., Class A*	4,002	198,619
Guidewire Software, Inc.*(a)	5,046	428,002
HashiCorp, Inc., Class A*(a)	5,916	175,173
HubSpot, Inc.*	1,392	808,126
Informatica, Inc., Class A*(a)	6,438	122,580
Intapp, Inc.*	700	28,742
InterDigital, Inc.(a)	696	64,512
Intuit, Inc.	7,308	3,739,504
Jamf Holding Corp.*(a)	4,698	102,041
LiveRamp Holdings, Inc.*	3,325	94,895
Manhattan Associates, Inc.*(a)	2,088	398,015
Marathon Digital Holdings, Inc.*(a)	7,656	132,985
Matterport, Inc.*(a)	36,888	125,050
MeridianLink, Inc.*(a)	5,046	112,728
Microsoft Corp.	188,094	63,184,536
MicroStrategy, Inc., Class A*(a)	350	153,258
Mitek Systems, Inc.*(a)	875	8,934
Model N, Inc.*(a)	700	23,324
nCino, Inc.*(a)	696	22,516
NCR Corp.*(a)	27,318	734,308
New Relic, Inc.*	2,610	219,188
Nutanix, Inc., Class A*(a)	8,526	257,485
Olo, Inc., Class A*	12,702	99,838
ON24, Inc.(a)	12,354	109,333
OneSpan, Inc.*(a)	1,400	19,236
Oracle Corp.	38,802	4,548,758
Palantir Technologies, Inc., Class A*(a)	38,628	766,380
Palo Alto Networks, Inc.*	7,830	1,957,187
Pegasystems, Inc.	696	36,714
PowerSchool Holdings, Inc., Class A*	2,100	50,757
Procore Technologies, Inc.*(a)	3,132	237,562
Progress Software Corp.(a)	696	41,802
PTC, Inc.*	2,275	331,718
Q2 Holdings, Inc.*	4,350	154,295
Qualys, Inc.*(a)	1,400	194,320
Rapid7, Inc.*(a)	2,958	135,802
RingCentral, Inc., Class A*	18,966	784,434
Riot Platforms, Inc.*(a)	8,004	148,234
Roper Technologies, Inc.	2,610	1,286,860
Salesforce, Inc.*	24,360	5,481,244
Samsara, Inc., Class A*	8,178	228,493
SentinelOne, Inc., Class A*	13,746	229,146
ServiceNow, Inc.*	5,046	2,941,818
Smartsheet, Inc., Class A*	3,828	169,963
SolarWinds Corp.*(a)	12,876	135,713
Splunk, Inc.*(a)	3,828	414,687
Sprinklr, Inc., Class A*(a)	9,570	134,363
Sprout Social, Inc., Class A*(a)	174	9,942
SPS Commerce, Inc.*(a)	1,218	219,715
Synopsys, Inc.*	3,828	1,729,490
Tenable Holdings, Inc.*	2,784	135,469

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Teradata Corp.*(a)	2,958	168,162
Tyler Technologies, Inc.*	1,218	483,095
UiPath, Inc., Class A*(a)	15,834	286,279
Unity Software, Inc.*(a)	4,002	183,452
Varonis Systems, Inc., Class B*	4,698	134,833
Verint Systems, Inc.*	1,925	71,937
VMware, Inc., Class A*	5,916	932,539
Workday, Inc., Class A*	5,568	1,320,340
Workiva, Inc., Class A*(a)	2,958	311,448
Yext, Inc.*	11,832	115,007
Zoom Video Communications, Inc., Class A*(a)	4,524	331,835
Zscaler, Inc.*	1,750	280,665

		120,076,407

Specialized REITs - 0.8%
American Tower Corp., REIT	11,310	2,152,406
Crown Castle, Inc., REIT	10,092	1,092,863
CubeSmart, REIT(a)	6,825	295,932
Digital Realty Trust, Inc., REIT(a)	6,438	802,304
EPR Properties, REIT(a)	5,250	234,360
Equinix, Inc., REIT	2,275	1,842,568
Extra Space Storage, Inc., REIT	5,829	813,554
Four Corners Property Trust, Inc., REIT(a)	1,575	41,422
Gaming and Leisure Properties, Inc., REIT	6,825	323,914
Gladstone Land Corp., REIT(a)	7,308	122,336
Iron Mountain, Inc., REIT(a)	7,000	429,800
Lamar Advertising Co., Class A, REIT(a)	2,800	276,360
National Storage Affiliates Trust, REIT(a)	6,786	229,299
PotlatchDeltic Corp., REIT	4,002	214,627
Public Storage, REIT	3,850	1,084,737
Rayonier, Inc., REIT	8,400	278,208
SBA Communications Corp., Class A, REIT	3,132	685,751
Uniti Group, Inc., REIT	30,798	171,853
VICI Properties, Inc., Class A, REIT	28,014	881,881
Weyerhaeuser Co., REIT	14,964	509,674

		12,483,849

Specialty Retail - 2.7%
Aaron’s Co., Inc. (The)	8,178	129,376
Abercrombie & Fitch Co., Class A*(a)	4,872	192,980
Academy Sports & Outdoors, Inc.(a)	17,850	1,067,252
Advance Auto Parts, Inc.	348	25,888
American Eagle Outfitters, Inc.(a)	45,762	642,956
America’s Car-Mart, Inc.*(a)	348	41,454
Arko Corp.(a)	2,625	21,893
Asbury Automotive Group, Inc.*(a)	4,550	1,026,480
AutoNation, Inc.*	6,960	1,120,421
AutoZone, Inc.*	467	1,158,963
Bath & Body Works, Inc.	7,525	278,877
Best Buy Co., Inc.	7,000	581,350
Boot Barn Holdings, Inc.*(a)	2,610	245,079

Investments	Shares	Value ($)
Buckle, Inc. (The)(a)	6,650	243,124
Burlington Stores, Inc.*	1,575	279,752
Caleres, Inc.(a)	9,048	244,658
Camping World Holdings, Inc., Class A(a)	10,614	339,966
CarMax, Inc.*(a)	4,176	344,979
Carvana Co., Class A*(a)	24,012	1,103,351
Chewy, Inc., Class A*(a)	5,250	177,975
Chico’s FAS, Inc.*(a)	24,534	149,657
Designer Brands, Inc., Class A(a)	22,968	228,532
Dick’s Sporting Goods, Inc.(a)	2,610	368,010
Five Below, Inc.*	1,050	218,757
Floor & Decor Holdings, Inc., Class A*(a)	3,480	399,678
Foot Locker, Inc.(a)	18,444	495,590
Franchise Group, Inc.(a)	7,134	212,308
GameStop Corp., Class A*(a)	11,832	262,670
Gap, Inc. (The)(a)	36,888	379,946
Group 1 Automotive, Inc.(a)	3,480	899,684
Guess?, Inc.(a)	6,825	143,257
Hibbett, Inc.(a)	174	8,074
Home Depot, Inc. (The)	25,404	8,480,871
Leslie’s, Inc.*(a)	17,400	110,838
Lithia Motors, Inc., Class A(a)	6,090	1,891,128
Lowe’s Cos., Inc.	18,966	4,443,165
MarineMax, Inc.*(a)	5,775	232,906
Monro, Inc.	525	19,241
Murphy USA, Inc.	870	267,116
National Vision Holdings, Inc.*(a)	3,150	68,135
ODP Corp. (The)*	9,918	494,710
O’Reilly Automotive, Inc.*	1,566	1,449,787
Overstock.com, Inc.*(a)	12,180	444,205
Penske Automotive Group, Inc.(a)	1,218	196,610
Petco Health & Wellness Co., Inc., Class A*(a)	5,916	48,275
RH*(a)	1,044	405,249
Ross Stores, Inc.	8,225	942,914
Sally Beauty Holdings, Inc.*(a)	15,486	185,367
Shoe Carnival, Inc.(a)	7,656	203,726
Signet Jewelers Ltd.(a)	8,925	718,373
Sleep Number Corp.*(a)	5,742	158,996
Sonic Automotive, Inc., Class A(a)	4,872	233,320
TJX Cos., Inc. (The)	28,710	2,484,276
Tractor Supply Co.(a)	2,800	627,172
Ulta Beauty, Inc.*	1,225	544,880
Upbound Group, Inc.(a)	12,600	436,338
Urban Outfitters, Inc.*(a)	10,614	386,031
Valvoline, Inc.(a)	8,225	312,303
Victoria’s Secret & Co.*(a)	11,832	242,438
Warby Parker, Inc., Class A*(a)	10,092	150,774
Wayfair, Inc., Class A*(a)	18,792	1,463,333
Williams-Sonoma, Inc.(a)	2,275	315,406

		40,990,820

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	373,926	73,457,763
Dell Technologies, Inc., Class C	6,438	340,699
Hewlett Packard Enterprise Co.	41,813	726,710
HP, Inc.	29,754	976,824

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
IonQ, Inc.*(a)	17,052	328,251
NetApp, Inc.	6,300	491,463
Pure Storage, Inc., Class A*	11,310	418,357
Seagate Technology Holdings plc(a)	6,264	397,764
Super Micro Computer, Inc.*(a)	10,500	3,467,835
Western Digital Corp.*	9,918	422,110
Xerox Holdings Corp.	18,618	297,515

		81,325,291

Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.*	25,404	937,662
Carter’s, Inc.(a)	9,396	704,794
Columbia Sportswear Co.(a)	1,925	151,324
Crocs, Inc.*(a)	13,300	1,441,055
Deckers Outdoor Corp.*	875	475,729
Figs, Inc., Class A*(a)	10,440	76,838
G-III Apparel Group Ltd.*(a)	12,006	248,644
Kontoor Brands, Inc.(a)	8,700	368,532
Lululemon Athletica, Inc.*	2,800	1,059,884
NIKE, Inc., Class B	30,276	3,342,168
Oxford Industries, Inc.	1,050	113,243
PVH Corp.	14,000	1,254,960
Ralph Lauren Corp., Class A	2,610	342,771
Skechers USA, Inc., Class A*	6,125	340,428
Steven Madden Ltd.(a)	3,654	121,971
Tapestry, Inc.	9,048	390,421
Under Armour, Inc., Class A*	28,362	228,598
Under Armour, Inc., Class C*	27,144	201,408
VF Corp.	4,698	93,067
Wolverine World Wide, Inc.(a)	10,614	134,479

		12,027,976

Tobacco - 0.5%
Altria Group, Inc.	53,244	2,418,342
Philip Morris International, Inc.	47,154	4,702,197
Universal Corp.(a)	6,612	334,369
Vector Group Ltd.(a)	27,666	362,978

		7,817,886

Trading Companies & Distributors - 1.0%
Air Lease Corp., Class A(a)	21,054	891,426
Applied Industrial Technologies, Inc.	2,450	355,225
Beacon Roofing Supply, Inc.*(a)	9,918	849,675
BlueLinx Holdings, Inc.*(a)	1,925	181,412
Boise Cascade Co.	8,400	869,316
Core & Main, Inc., Class A*(a)	19,836	627,016
DXP Enterprises, Inc.*	2,088	79,302
Fastenal Co.	13,300	779,513
Ferguson plc	4,524	731,169
FTAI Aviation Ltd.	1,044	33,627
GATX Corp.(a)	2,262	283,564
GMS, Inc.*	10,440	769,324
H&E Equipment Services, Inc.	6,960	338,117
Herc Holdings, Inc.	5,075	679,187
McGrath RentCorp	1,914	184,471
MRC Global, Inc.*	17,748	200,375
MSC Industrial Direct Co., Inc., Class A(a)	3,150	317,898
NOW, Inc.*	11,487	130,837

Investments	Shares	Value ($)
Rush Enterprises, Inc., Class A	8,004	517,699
Rush Enterprises, Inc., Class B(a)	522	35,867
SiteOne Landscape Supply, Inc.*(a)	2,275	386,750
Titan Machinery, Inc.*	3,306	105,528
Triton International Ltd.	13,572	1,144,255
United Rentals, Inc.	1,914	889,398
Univar Solutions, Inc.*	35,863	1,296,089
Veritiv Corp.(a)	2,610	365,739
Watsco, Inc.(a)	700	264,733
WESCO International, Inc.	9,975	1,751,311
WW Grainger, Inc.	1,050	775,414

		15,834,237

Water Utilities - 0.1%
American States Water Co.	2,450	216,605
American Water Works Co., Inc.	4,375	645,006
California Water Service Group	3,500	185,570
Essential Utilities, Inc.	4,524	191,320
Middlesex Water Co.(a)	525	42,220
SJW Group(a)	525	36,992
York Water Co. (The)	2,088	86,297

		1,404,010

Wireless Telecommunication Services - 0.2%
Gogo, Inc.*(a)	8,225	123,951
Shenandoah Telecommunications Co.(a)	2,100	39,207
Telephone and Data Systems, Inc.(a)	32,538	260,955
T-Mobile US, Inc.*(a)	17,226	2,373,226

		2,797,339

TOTAL COMMON STOCKS (COST $870,416,051)		1,521,321,673

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(d)
Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD* (Cost $21,117)	4,266	175,674

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)
Biotechnology - 0.0%(d)
Achillion Pharmaceuticals, Inc., CVR*‡	44,344	62,081

Financial Services - 0.0%
Resolute Forest Products, Inc., CVR*‡	6,734	—

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Number of Rights	Value ($)
Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc., CVR*‡	1,110	—

TOTAL RIGHTS (Cost $1,132)		62,081

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 12.2%(e)

CERTIFICATES OF DEPOSIT - 2.5%
Bank of America NA (US Federal Funds Effective Rate (continuous series) + 0.40%), 5.73%, 10/19/2023(f)	5,000,000	5,000,155
Bank of Nova Scotia, Houston (SOFR + 0.45%), 5.53%, 10/6/2023(f)	5,000,000	5,002,251
MUFG Bank Ltd., New York Branch (SOFR + 0.29%), 5.60%, 8/23/2023(f)	4,000,000	4,000,000
Natixis SA, New York 5.58%, 10/10/2023	5,000,000	5,000,720
Nordea Bank Abp, New York Branch (SOFR + 0.47%), 5.77%, 4/26/2024(f)	4,000,000	3,999,992
Oversea-Chinese Banking Corp. Ltd., New York (SOFR + 0.37%), 5.68%, 11/16/2023(f)	3,000,000	3,000,483
Royal Bank of Canada, New York (SOFR + 0.53%), 5.83%, 5/23/2024(f)	3,000,000	3,001,707
The Sumitomo Bank Ltd., New York (SOFR + 0.45%), 5.58%, 10/11/2023(f)	5,000,000	5,002,345
Toronto-Dominion Bank, New York (US Federal Funds Effective Rate (continuous series) + 0.61%), 5.94%, 7/26/2024(f)	4,000,000	3,999,948

TOTAL CERTIFICATES OF DEPOSIT (Cost $38,003,447)		38,007,601

COMMERCIAL PAPER - 0.4%(f)
Bank of Montreal, Montreal (SOFR + 0.35%), 5.65%, 11/9/2023 (Cost $6,000,000)	6,000,000	6,000,816

INVESTMENT COMPANIES - 3.4%
BlackRock Liquidity FedFund, Institutional Shares 5.33%, 8/1/2023	3,000,000	3,000,000

Investments	Principal Amount ($)	Value ($)
Dreyfus Treasury Obligations Cash Management Fund 5.37%, 8/1/2023	18,000,000	18,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class 5.32%, 8/1/2023	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.33%, 8/1/2023	25,000,000	25,000,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.35%, 8/1/2023	1,000,000	1,000,000

TOTAL INVESTMENT COMPANIES (Cost $52,000,000)		52,000,000

REPURCHASE AGREEMENTS - 5.8%
BofA Securities, Inc., 5.77%, dated 7/31/2023, due 10/31/2023, repurchase price $6,088,473, collateralized by various Common Stocks; total market value $6,646,222	6,000,000	6,000,000
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $7,660,910, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $7,754,260	7,659,787	7,659,787
Societe Generale, 5.41%, dated 7/31/2023, due 8/1/2023, repurchase price $15,002,254, collateralized by various Common Stocks; total market value $16,728,285	15,000,000	15,000,000
Societe Generale, 5.34%, dated 7/31/2023, due 8/1/2023, repurchase price $10,001,483, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 4.75%, maturing 2/15/2037 - 5/15/2051; total market value $10,161,223	10,000,000	10,000,000
Societe Generale, New York Branch, 5.30%, dated 7/31/2023, due 8/7/2023, repurchase price $20,020,611, collateralized by various U.S. Treasury Securities, 4.13%, 7/31/2028; ; total market value $20,427,756	20,000,000	20,000,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
TD Prime Services LLC, 5.40%, dated 7/31/2023, due 8/1/2023, repurchase price $30,004,500, collateralized by various Common Stocks; total market value $33,125,579	30,000,000	30,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $88,659,787)		88,659,787

TIME DEPOSITS - 0.1%
Australia & New Zealand Banking Group Ltd/New York 5.34%, 8/7/2023 (Cost $1,300,000)	1,300,000	1,300,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $185,963,234)		185,968,204

Total Investments - 111.5% (Cost $1,056,401,534)		1,707,527,632
Liabilities in excess of other assets - (11.5%)		(175,981,969)

Net Assets - 100.0%		1,531,545,663

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $248,456,774, collateralized in the form of cash with a value of $185,975,541 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $57,709,629 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from August 10, 2023 – February 15, 2053 and $9,589,667 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from September 7, 2023 – October 22, 2071; a total value of $253,274,837.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $185,968,204.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2023.

Percentages shown are based on Net Assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ended July 31, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares July 31, 2023	Value July 31, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
Northern Trust Corp.	$564,807	$60,865	$179,406	5,046	$404,286	$(24,132)	$15,705	$(17,848)

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	23	09/15/2023	USD	$2,315,640	$133,912
S&P 500 E-Mini Index	25	09/15/2023	USD	5,768,125	271,683
S&P Midcap 400 E-Mini Index	5	09/15/2023	USD	1,371,700	64,323

					$469,918

Abbreviations:

USD	— US Dollar

Security Type	% of Net Assets
Common Stocks	99.3%
Warrants	0.0 †
Rights	0.0 †
Securities Lending Reinvestments	12.2
Others(1)	(11.5)

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.0%

Aerospace & Defense - 0.9%
Airbus SE	9,389	1,386,940
Babcock International Group plc*	30,791	148,327
BAE Systems plc	49,241	590,097
Bombardier, Inc., Class B*(a)	1,886	94,569
CAE, Inc.*	4,836	110,700
Chemring Group plc	15,334	55,933
Dassault Aviation SA	369	71,889
Elbit Systems Ltd.	412	87,828
Hensoldt AG	1,886	64,295
INVISIO AB	2,552	53,190
Kongsberg Gruppen ASA	1,540	66,888
Leonardo SpA	8,938	121,359
LISI(a)	880	23,043
Melrose Industries plc	23,297	158,868
Montana Aerospace AG*(b)	1,496	23,643
MTU Aero Engines AG	738	172,745
QinetiQ Group plc	14,473	60,036
Rheinmetall AG	779	221,077
Rolls-Royce Holdings plc*	137,309	326,572
Saab AB, Class B	1,596	84,270
Safran SA	5,412	900,779
Senior plc	16,810	36,033
Singapore Technologies Engineering Ltd.	17,900	50,284
Thales SA	1,599	239,677

		5,149,042

Air Freight & Logistics - 0.7%
bpost SA(a)	25,461	123,012
Cargojet, Inc.	943	69,443
Cia de Distribucion Integral Logista Holdings SA	2,419	67,530
DHL Group	21,156	1,089,770
DSV A/S	2,870	576,182
Freightways Group Ltd.(a)	12,546	66,836
Hamakyorex Co. Ltd.	4,100	113,264
ID Logistics Group*	81	23,309
InPost SA*	3,608	43,241
International Distributions Services plc*(a)	14,455	49,621
Kerry Logistics Network Ltd.	18,500	22,773
Konoike Transport Co. Ltd.	12,300	154,183
Mainfreight Ltd.(a)	1,312	55,401
Mitsui-Soko Holdings Co. Ltd.	8,200	209,213
Nippon Express Holdings, Inc.	1,600	93,863
PostNL NV(a)	25,262	51,486
Sankyu, Inc.	1,333	46,206
SBS Holdings, Inc.	8,200	194,496
Senko Group Holdings Co. Ltd.(a)	49,200	356,326
SG Holdings Co. Ltd.	8,400	122,648
Trancom Co. Ltd.	900	44,658

Investments	Shares	Value ($)
Yamato Holdings Co. Ltd.	6,200	116,163

		3,689,624

Automobile Components - 1.4%
Aisan Industry Co. Ltd.	12,300	101,721
Aisin Corp.	4,300	139,671
ARB Corp. Ltd.(a)	4,797	100,756
Brembo SpA	1,435	20,362
Bridgestone Corp.	14,400	597,263
CIE Automotive SA	2,091	65,659
Cie Generale des Etablissements Michelin SCA	15,006	492,541
Cie Plastic Omnium SA	22,919	447,773
Continental AG	2,337	187,117
Denso Corp.	8,200	570,272
Dometic Group AB(c)	5,962	44,473
Dowlais Group plc*	79,745	126,151
Eagle Industry Co. Ltd.	8,200	101,807
Exedy Corp.	12,300	215,215
FCC Co. Ltd.	12,300	161,195
Forvia*	2,542	63,957
Gestamp Automocion SA(b)	52,972	257,563
G-Tekt Corp.	12,300	159,983
GUD Holdings Ltd.	6,543	43,958
Hella GmbH & Co. KGaA	328	26,074
Johnson Electric Holdings Ltd.(a)	102,500	141,158
JTEKT Corp.	6,700	63,119
Koito Manufacturing Co. Ltd.	5,000	91,867
KYB Corp.(a)	8,200	290,301
Linamar Corp.	1,066	61,972
Magna International, Inc.	5,781	372,487
Musashi Seimitsu Industry Co. Ltd.(a)	4,100	51,048
NHK Spring Co. Ltd.	2,900	23,207
Nifco, Inc.(a)	2,400	71,453
Niterra Co. Ltd.	2,700	57,048
NOK Corp.	4,100	61,696
Nokian Renkaat OYJ	8,364	77,979
Pacific Industrial Co. Ltd.	24,600	236,512
Pirelli & C SpA(b)	3,854	20,609
PWR Holdings Ltd.	3,772	23,308
Schaeffler AG (Preference)	58,220	372,305
Seiren Co. Ltd.(a)	4,100	70,786
Shoei Co. Ltd.(a)	1,600	29,077
Stanley Electric Co. Ltd.	4,100	75,706
Sumitomo Electric Industries Ltd.	20,500	262,599
Tokai Rika Co. Ltd.(a)	18,800	297,190
Topre Corp.(a)	20,500	235,906
Toyo Tire Corp.	4,500	60,874
Toyoda Gosei Co. Ltd.	2,000	42,624
Toyota Boshoku Corp.	2,700	49,200
TS Tech Co. Ltd.(a)	4,700	60,702
Valeo	4,746	107,532
Vitesco Technologies Group AG*	7,626	653,726
Yokohama Rubber Co. Ltd. (The)	4,100	91,852

		7,977,354

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Automobiles - 2.3%
Aston Martin Lagonda Global Holdings plc*(b)	25,420	129,322
Bayerische Motoren Werke AG	7,052	861,957
Bayerische Motoren Werke AG (Preference)	1,258	141,752
Ferrari NV	1,968	632,285
Honda Motor Co. Ltd.	36,900	1,172,084
Isuzu Motors Ltd.	16,400	212,618
Mazda Motor Corp.	13,000	128,600
Mercedes-Benz Group AG	17,015	1,362,718
Mitsubishi Motors Corp.(a)	13,500	54,312
Nissan Motor Co. Ltd.	45,100	197,757
Piaggio & C SpA	50,922	200,771
PIERER Mobility AG	440	38,475
Porsche Automobil Holding SE (Preference)	2,665	158,022
Renault SA	4,264	187,604
Stellantis NV	46,699	959,942
Subaru Corp.	12,700	240,136
Suzuki Motor Corp.	8,200	328,797
Toyota Motor Corp.	274,700	4,613,135
Trigano SA	2,911	427,829
Volkswagen AG (Preference)	3,731	495,937
Volvo Car AB, Class B*(a)	10,332	51,132
Yamaha Motor Co. Ltd.	8,200	240,090

		12,835,275

Banks - 10.8%
77 Bank Ltd. (The)(a)	28,700	611,047
ABN AMRO Bank NV, CVA(b)	9,052	154,295
AIB Group plc	18,788	88,618
Aktia Bank OYJ(a)	20,746	215,011
Alior Bank SA*	5,945	86,379
AMCO - Asset Management Co. SpA*‡(a)	239	—
ANZ Group Holdings Ltd.	45,551	790,384
Aozora Bank Ltd.(a)	2,900	59,631
Awa Bank Ltd. (The)(a)	12,300	186,041
Banca Popolare di Sondrio SpA	162,524	787,365
Banco Bilbao Vizcaya Argentaria SA	129,642	1,030,574
Banco BPM SpA	32,208	161,504
Banco Comercial Portugues SA, Class R*	189,546	51,891
Banco de Sabadell SA	125,993	155,444
Banco Santander SA	365,802	1,485,611
Bank Hapoalim BM	27,101	241,743
Bank Leumi Le-Israel BM	33,538	268,861
Bank Millennium SA*	25,740	42,206
Bank of Cyprus Holdings plc	136,120	429,090
Bank of East Asia Ltd. (The)	24,600	37,726
Bank of Georgia Group plc	13,776	576,945
Bank of Ireland Group plc	22,099	233,809
Bank of Kyoto Ltd. (The)(a)	1,600	94,381
Bank of Montreal	15,088	1,404,660
Bank of Nova Scotia (The)	25,297	1,276,141
Bank of Queensland Ltd.(a)	13,492	54,913
Bank Polska Kasa Opieki SA	4,004	118,578
Bankinter SA(a)	13,940	90,342

Investments	Shares	Value ($)
Banque Cantonale de Geneve	697	175,285
Banque Cantonale Vaudoise (Registered)(a)	410	46,257
Barclays plc	300,571	599,276
BAWAG Group AG(b)	2,105	102,814
Bendigo & Adelaide Bank Ltd.(a)	16,482	103,845
Berner Kantonalbank AG (Registered)	328	88,920
BNP Paribas SA	24,559	1,625,193
BPER Banca	28,167	97,732
CaixaBank SA	84,255	340,833
Canadian Imperial Bank of Commerce	20,500	904,570
Canadian Western Bank	35,629	713,257
Chiba Bank Ltd. (The)	17,400	122,307
Chugin Financial Group, Inc.	69,700	468,248
Close Brothers Group plc(a)	55,022	650,597
Collector Bank AB*	1,353	4,391
Commerzbank AG	22,591	270,871
Commonwealth Bank of Australia	25,994	1,851,622
Concordia Financial Group Ltd.	32,321	147,751
Credit Agricole SA	31,816	395,899
Credito Emiliano SpA	28,085	240,909
Dah Sing Banking Group Ltd.	149,440	111,907
Dah Sing Financial Holdings Ltd.	49,200	121,380
Daishi Hokuetsu Financial Group, Inc.(a)	16,400	409,769
Danske Bank A/S	14,555	346,363
DBS Group Holdings Ltd.	28,756	741,965
DNB Bank ASA	21,812	450,837
EQB, Inc.(a)	9,512	562,301
Erste Group Bank AG	7,380	279,744
FIBI Holdings Ltd.	533	23,830
FinecoBank Banca Fineco SpA	9,184	142,926
First International Bank of Israel Ltd. (The)	1,144	48,556
Fukuoka Financial Group, Inc.	2,800	67,399
Graubuendner Kantonalbank	7	13,405
Gunma Bank Ltd. (The)	16,400	69,453
Hachijuni Bank Ltd. (The)(a)	15,500	79,846
Hang Seng Bank Ltd.	12,300	187,212
Heartland Group Holdings Ltd.(a)	233,618	261,706
Hirogin Holdings, Inc.	9,200	56,891
Hokuhoku Financial Group, Inc.	45,100	403,449
HSBC Holdings plc	439,069	3,651,131
Hyakugo Bank Ltd. (The)(a)	90,200	301,555
ING Bank Slaski SA*	1,281	64,072
ING Groep NV	78,146	1,144,203
Intesa Sanpaolo SpA	348,705	1,010,758
Israel Discount Bank Ltd., Class A	29,866	158,882
Iyogin Holdings, Inc.	8,200	57,916
Japan Post Bank Co. Ltd.	28,700	238,965
Judo Capital Holdings Ltd.*	31,857	29,302
Juroku Financial Group, Inc.	12,300	304,297
Jyske Bank A/S (Registered)*	1,292	98,057
KBC Ancora	803	37,663
KBC Group NV	7,462	562,742
Keiyo Bank Ltd. (The)(a)	45,100	189,186
Kiyo Bank Ltd. (The)(a)	22,700	243,648
Kyushu Financial Group, Inc.	16,400	79,761
Laurentian Bank of Canada	13,735	414,580

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Liechtensteinische Landesbank AG	1,025	71,538
Lloyds Banking Group plc	1,447,833	837,074
Luzerner Kantonalbank AG (Registered)(a)	697	60,305
Mebuki Financial Group, Inc.	28,010	74,402
Mediobanca Banca di Credito Finanziario SpA	13,776	184,087
Mitsubishi UFJ Financial Group, Inc.	262,400	2,116,486
Mizrahi Tefahot Bank Ltd.	3,690	133,755
Mizuho Financial Group, Inc.	53,300	901,838
Musashino Bank Ltd. (The)(a)	12,300	217,033
Nanto Bank Ltd. (The)	12,300	225,258
National Australia Bank Ltd.	49,938	956,353
National Bank of Canada(a)	5,740	450,391
NatWest Group plc	109,634	344,611
Nishi-Nippon Financial Holdings, Inc.	53,300	567,213
Nordea Bank Abp	65,190	738,789
North Pacific Bank Ltd.	106,600	232,587
Oberbank AG	451	59,670
Ogaki Kyoritsu Bank Ltd. (The)(a)	12,300	169,333
Oversea-Chinese Banking Corp. Ltd.	90,270	904,196
Powszechna Kasa Oszczednosci Bank Polski SA	16,716	170,148
Raiffeisen Bank International AG*	1,107	17,966
Resona Holdings, Inc.	49,200	268,162
Ringkjoebing Landbobank A/S	492	70,168
Royal Bank of Canada	21,880	2,173,122
San-In Godo Bank Ltd. (The)	57,400	371,678
Santander Bank Polska SA*	836	83,169
SBI Shinsei Bank Ltd.	2,600	52,318
Senshu Ikeda Holdings, Inc.(a)	106,600	195,823
Seven Bank Ltd.	28,700	62,377
Shiga Bank Ltd. (The)(a)	17,400	372,910
Shizuoka Financial Group, Inc.	13,100	109,397
Skandinaviska Enskilda Banken AB, Class A	37,597	456,388
Skandinaviska Enskilda Banken AB, Class C	684	8,723
Societe Generale SA	16,359	445,775
Spar Nord Bank A/S	28,823	459,681
SpareBank 1 Nord Norge	33,907	323,435
Sparebank 1 Oestlandet	1,329	16,736
SpareBank 1 SMN	3,103	43,617
SpareBank 1 Sorost-Norge	26,814	132,526
SpareBank 1 SR-Bank ASA	4,796	62,057
Sparebanken Vest	39,278	414,658
St Galler Kantonalbank AG (Registered)	41	23,578
Standard Chartered plc	54,694	525,961
Sumitomo Mitsui Financial Group, Inc.	30,000	1,413,429
Sumitomo Mitsui Trust Holdings, Inc.	8,200	318,985
Suruga Bank Ltd.	70,500	296,727
Svenska Handelsbanken AB, Class A	33,210	292,039
Svenska Handelsbanken AB, Class B(a)	908	9,920
Swedbank AB, Class A	17,466	320,729
Sydbank A/S	20,664	994,176
TBC Bank Group plc	15,334	491,264
Tokyo Kiraboshi Financial Group, Inc.	12,300	325,074

Investments	Shares	Value ($)
Toronto-Dominion Bank (The)	39,688	2,622,046
Unicaja Banco SA(a)(b)	557,149	651,142
UniCredit SpA	41,943	1,063,618
United Overseas Bank Ltd.	32,826	744,135
Valiant Holding AG (Registered)	5,781	638,888
Virgin Money UK plc	30,176	68,489
Walliser Kantonalbank (Registered)	485	62,664
Westpac Banking Corp.(a)	53,341	802,985
Yamaguchi Financial Group, Inc.	4,100	31,887
Zuger Kantonalbank AG	10	89,289

		59,992,202

Beverages - 1.0%
Anheuser-Busch InBev SA/NV	14,555	835,278
Asahi Group Holdings Ltd.	6,900	271,717
Britvic plc	3,520	39,131
Budweiser Brewing Co. APAC Ltd.(b)	22,600	54,771
C&C Group plc(a)	4,879	8,663
Carlsberg A/S, Class B	1,599	240,466
Coca-Cola Europacific Partners plc(a)	3,250	206,017
Coca-Cola HBC AG	4,000	117,960
Davide Campari-Milano NV	10,094	136,109
Diageo plc	36,244	1,584,368
Fevertree Drinks plc	5,658	97,696
Heineken Holding NV	1,461	120,087
Heineken NV	3,813	374,747
Ito En Ltd.	800	22,889
Kirin Holdings Co. Ltd.	12,300	182,015
Pernod Ricard SA	3,198	707,307
Primo Water Corp.	8,815	125,168
Remy Cointreau SA*	398	68,521
Royal Unibrew A/S	836	72,552
Sapporo Holdings Ltd.(a)	1,900	50,148
Suntory Beverage & Food Ltd.	1,800	64,117
Takara Holdings, Inc.	4,100	36,114
Treasury Wine Estates Ltd.	8,668	65,710

		5,481,551

Biotechnology - 0.6%
Argenx SE*	861	433,828
Bavarian Nordic A/S*(a)	3,823	82,237
BioGaia AB, Class B	5,670	56,336
BoneSupport Holding AB*(b)	2,665	37,410
Clinuvel Pharmaceuticals Ltd.	1,368	16,915
CSL Ltd.	7,503	1,357,609
Galapagos NV*(a)	3,116	130,826
Genmab A/S*	1,025	422,629
Genus plc	3,731	118,092
Grifols SA*	6,478	95,350
Idorsia Ltd.*(a)	7,462	59,396
Imugene Ltd.*(a)	411,693	27,742
Nykode Therapeutics ASA*(a)	11,562	33,327
PeptiDream, Inc.*	2,500	31,804
Pharma Mar SA	824	31,089
PureTech Health plc*	12,751	36,668
Swedish Orphan Biovitrum AB*	3,116	61,089
Takara Bio, Inc.	400	4,916
Telix Pharmaceuticals Ltd.*	4,018	30,568
Valneva SE*(a)	3,485	26,220
Vitrolife AB(a)	880	13,082

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Zealand Pharma A/S*	2,583	90,032

		3,197,165

Broadline Retail - 0.7%
Allegro.eu SA*(b)	6,278	55,510
ASKUL Corp.	1,000	13,957
B&M European Value Retail SA	16,926	120,475
Belluna Co. Ltd.(a)	15,600	78,395
Boozt AB*(b)	2,508	29,931
Canadian Tire Corp. Ltd., Class A(a)	1,164	160,161
Dollarama, Inc.	4,141	273,267
Europris ASA(b)	12,997	79,011
Harvey Norman Holdings Ltd.(a)	17,952	45,726
Isetan Mitsukoshi Holdings Ltd.	5,000	54,230
Izumi Co. Ltd.	1,300	32,756
J Front Retailing Co. Ltd.	4,100	39,909
Mercari, Inc.*	1,900	48,088
Next plc	2,214	200,772
Pan Pacific International Holdings Corp.	8,200	162,119
Prosus NV*	17,999	1,429,421
Rakuten Group, Inc.	36,900	144,167
Ryohin Keikaku Co. Ltd.	6,000	77,893
Seria Co. Ltd.	1,000	16,793
Takashimaya Co. Ltd.	4,300	62,527
THG plc, Class B*(a)	50,904	67,526
Tokmanni Group Corp.(a)	15,416	238,637
Warehouse Group Ltd. (The)(a)	30,712	34,405
Wesfarmers Ltd.	16,646	556,919

		4,022,595

Building Products - 1.1%
AGC, Inc.	5,000	180,743
Arbonia AG(a)	3,837	44,706
Assa Abloy AB, Class B	14,842	357,366
Belimo Holding AG (Registered)	123	66,576
Bunka Shutter Co. Ltd.(a)	22,200	172,187
Carel Industries SpA(b)	840	24,126
Central Glass Co. Ltd.	12,500	271,414
Cie de Saint-Gobain	11,644	789,286
Daikin Industries Ltd.	4,400	888,485
dormakaba Holding AG	126	61,703
Fletcher Building Ltd.	3,362	11,675
Forbo Holding AG (Registered)(a)	41	59,406
Geberit AG (Registered)	492	280,040
Genuit Group plc	3,854	15,521
Inwido AB	16,441	181,504
James Halstead plc(a)	18,023	48,234
Kingspan Group plc	2,461	198,076
Lindab International AB	4,346	67,501
Lixil Corp.	6,000	76,753
Munters Group AB(b)	4,428	56,301
Nibe Industrier AB, Class B(a)	23,739	214,041
Nichias Corp.	21,300	437,454
Nichiha Corp.(a)	12,300	282,654
Nitto Boseki Co. Ltd.(a)	1,900	37,096
Reliance Worldwide Corp. Ltd.	13,860	39,413
ROCKWOOL A/S, Class A	88	23,643
ROCKWOOL A/S, Class B	174	46,967
Sanwa Holdings Corp.(a)	5,400	73,429

Investments	Shares	Value ($)
Schweiter Technologies AG	56	43,348
Sekisui Jushi Corp.(a)	12,300	193,226
Systemair AB	4,018	28,565
Takara Standard Co. Ltd.(a)	20,500	268,659
Takasago Thermal Engineering Co. Ltd.(a)	4,100	74,018
TOTO Ltd.	3,000	92,293
Uponor OYJ	3,526	111,963
Volution Group plc	11,378	58,792

		5,877,164

Capital Markets - 3.0%
3i Group plc	20,992	533,975
abrdn plc	16,031	47,832
AJ Bell plc	7,298	30,780
Allfunds Group plc	4,048	26,444
Alpha Group International plc	1,804	52,225
Altshuler Shaham Penn Ltd.(a)	22,509	42,798
Amundi SA(b)	1,312	80,717
Anima Holding SpA(a)(b)	83,927	324,423
Ashmore Group plc	22,554	59,895
ASX Ltd.	3,649	152,721
Avanza Bank Holding AB(a)	2,704	61,324
Azimut Holding SpA(a)	2,501	59,231
Banca Generali SpA	1,397	52,492
Brederode SA	285	31,391
Bridgepoint Group plc(a)(b)	33,702	81,912
Brookfield Asset Management Ltd., Class A	5,535	187,044
Brookfield Corp., Class A(a)	31,448	1,099,737
Bure Equity AB	968	20,618
CI Financial Corp.	59,737	757,009
Cie Financiere Tradition SA	615	84,426
Daiwa Securities Group, Inc.	28,700	155,559
Deutsche Bank AG (Registered)	45,797	508,974
Deutsche Boerse AG	2,952	567,299
EFG International AG	5,658	70,754
EQT AB	4,756	113,791
Euronext NV(b)	1,394	106,434
Fairfax India Holdings Corp.*(a)(b)	4,510	64,268
flatexDEGIRO AG*	4,400	43,506
Flow Traders Ltd.	11,767	256,750
Gimv NV(a)	6,786	314,240
GMO Financial Holdings, Inc.(a)	8,200	42,074
Hargreaves Lansdown plc	5,061	55,441
Hong Kong Exchanges & Clearing Ltd.	18,158	758,572
HUB24 Ltd.	4,532	85,936
iFAST Corp. Ltd.	16,400	69,908
IG Group Holdings plc	8,448	76,957
IGM Financial, Inc.	2,200	68,678
Impax Asset Management Group plc	2,132	15,060
Insignia Financial Ltd.(a)	234,438	470,769
IntegraFin Holdings plc(b)	15,498	48,854
Intermediate Capital Group plc	6,765	122,294
Investec plc	16,636	104,798
IP Group plc	321,768	247,574
JAFCO Group Co. Ltd.	5,000	65,368
Japan Exchange Group, Inc.	8,200	142,871

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
JTC plc(b)	7,558	70,016
Julius Baer Group Ltd.	4,674	332,143
Jupiter Fund Management plc	190,527	280,197
Kingkey Financial International Holdings Ltd.*(a)	410,000	97,260
Leonteq AG(a)	3,116	147,380
London Stock Exchange Group plc	5,822	633,878
Macquarie Group Ltd.	5,576	657,580
Magellan Financial Group Ltd.(a)	7,995	50,265
Man Group plc	32,340	99,365
Matsui Securities Co. Ltd.(a)	8,200	46,344
Monex Group, Inc.(a)	12,300	47,874
Ninety One plc	15,252	33,832
Nomura Holdings, Inc.	57,400	236,945
Nordnet AB publ	2,420	35,975
Okasan Securities Group, Inc.	82,000	326,661
Onex Corp.	1,394	85,774
Partners Group Holding AG	328	370,057
Perpetual Ltd.	5,289	87,888
Pinnacle Investment Management Group Ltd.(a)	10,281	72,742
Quilter plc(b)	499,503	501,937
Rathbones Group plc	3,608	83,560
Ratos AB, Class B(a)	74,743	248,681
Rothschild & Co.	779	33,196
SBI Holdings, Inc.	4,800	101,335
Schroders plc	12,054	71,234
Singapore Exchange Ltd.	12,300	89,948
Sprott, Inc.(a)	1,056	35,260
St James’s Place plc	8,118	98,183
Swissquote Group Holding SA (Registered)	205	46,683
Tamburi Investment Partners SpA	6,642	64,590
Tel Aviv Stock Exchange Ltd.*	4,141	22,154
Tikehau Capital SCA(a)	1,672	42,676
TMX Group Ltd.	4,180	93,048
Tokai Tokyo Financial Holdings, Inc.(a)	28,700	88,476
TP ICAP Group plc	279,087	570,949
UBS Group AG (Registered)	78,638	1,748,570
UOB-Kay Hian Holdings Ltd.	5,767	5,950
Van Lanschot Kempen NV, CVA	14,186	466,095
Vontobel Holding AG (Registered)	339	22,917
VZ Holding AG	285	26,631
WealthNavi, Inc.*(a)	2,400	23,209
XTB SA(b)	14,104	138,194
Yangzijiang Financial Holding Ltd.	926,600	230,289

		16,929,664

Chemicals - 3.0%
ADEKA Corp.	2,300	46,581
Aica Kogyo Co. Ltd.	1,500	35,642
Air Liquide SA	8,077	1,454,769
Air Water, Inc.	4,100	57,714
Akzo Nobel NV	2,870	246,057
Arkema SA	1,599	172,701
Asahi Kasei Corp.	24,600	167,671
ASAHI YUKIZAI Corp.	4,100	127,115
BASF SE	19,188	1,031,765

Investments	Shares	Value ($)
Borregaard ASA	1,692	27,697
C Uyemura & Co. Ltd.	600	39,696
Chr Hansen Holding A/S	1,584	119,984
Ciech SA	9,020	108,612
Clariant AG (Registered)	5,002	82,112
Corbion NV	3,321	78,284
Covestro AG*(b)	2,870	154,514
Croda International plc	2,378	180,214
Daicel Corp.	8,900	82,435
Denka Co. Ltd.	1,400	27,644
DIC Corp.	2,899	54,703
DSM-Firmenich AG	3,362	372,531
Elementis plc*	41,976	59,733
Elkem ASA(b)	5,870	13,949
EMS-Chemie Holding AG (Registered)(a)	126	105,527
Essentra plc	16,940	35,397
Evonik Industries AG	6,560	136,048
FUCHS SE	711	23,517
FUCHS SE (Preference)	1,182	49,001
Fujimori Kogyo Co. Ltd.(a)	4,100	103,019
Fuso Chemical Co. Ltd.	1,100	34,646
Givaudan SA (Registered)	123	417,024
Grupa Azoty SA*	11,480	77,537
Hexpol AB	5,784	62,918
ICL Group Ltd.	18,163	120,966
Incitec Pivot Ltd.	36,784	74,857
Israel Corp. Ltd.	104	32,503
JCU Corp.	1,400	33,305
Johnson Matthey plc	2,460	57,005
JSR Corp.	3,100	88,846
K+S AG (Registered)	4,961	94,763
Kaneka Corp.	1,300	38,264
Kansai Paint Co. Ltd.	5,300	86,879
Kanto Denka Kogyo Co. Ltd.(a)	20,500	136,782
Kemira OYJ	2,992	47,041
KH Neochem Co. Ltd.(a)	12,300	201,104
Kumiai Chemical Industry Co. Ltd.	32,800	246,092
Kuraray Co. Ltd.	10,800	108,661
Kureha Corp.	800	47,804
LANXESS AG	2,156	72,787
Lenzing AG*(a)	1,068	53,990
Lintec Corp.	16,400	270,505
Methanex Corp.	1,290	58,245
Mitsubishi Chemical Group Corp.	24,600	147,084
Mitsubishi Gas Chemical Co., Inc.	6,200	92,882
Mitsui Chemicals, Inc.	5,500	157,939
Nihon Nohyaku Co. Ltd.	16,400	85,532
Nihon Parkerizing Co. Ltd.	4,100	32,060
Nippon Kayaku Co. Ltd.	3,800	35,050
Nippon Paint Holdings Co. Ltd.	16,400	150,287
Nippon Pillar Packing Co. Ltd.(a)	8,200	256,827
Nippon Sanso Holdings Corp.	2,800	67,635
Nippon Shokubai Co. Ltd.	1,400	53,870
Nippon Soda Co. Ltd.(a)	9,939	373,552
Nissan Chemical Corp.	2,900	130,243
Nitto Denko Corp.	1,800	127,956
NOF Corp.	1,200	51,782
Novozymes A/S, Class B(a)	3,567	179,424

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Nufarm Ltd.	20,418	73,884
Nutrien Ltd.	10,742	741,596
OCI NV	1,933	55,156
Okamoto Industries, Inc.(a)	5,900	164,027
Orica Ltd.	6,731	71,437
Osaka Soda Co. Ltd.(a)	8,800	357,996
Recticel SA	2,200	27,943
Resonac Holdings Corp.	4,200	68,714
Sanyo Chemical Industries Ltd.	4,100	124,807
Shikoku Kasei Holdings Corp.	3,200	31,914
Shin-Etsu Chemical Co. Ltd.	45,100	1,485,240
Shin-Etsu Polymer Co. Ltd.	800	7,939
Sika AG (Registered)	2,378	742,602
SOL SpA	3,009	85,096
Solvay SA	1,681	202,205
Sumitomo Chemical Co. Ltd.(a)	49,200	151,707
Symrise AG, Class A	1,640	179,697
T Hasegawa Co. Ltd.	900	21,474
Taiyo Holdings Co. Ltd.	1,800	33,661
Teijin Ltd.(a)	4,100	43,834
Tessenderlo Group SA(a)	9,389	315,731
Toagosei Co. Ltd.(a)	45,100	427,415
Tokai Carbon Co. Ltd.	6,600	58,670
Tokuyama Corp.	24,600	422,899
Tokyo Ohka Kogyo Co. Ltd.	700	44,169
Toray Industries, Inc.	20,500	114,735
Tosoh Corp.	7,800	101,919
Toyo Gosei Co. Ltd.(a)	300	17,969
Toyo Ink SC Holdings Co. Ltd.	13,900	214,448
Toyobo Co. Ltd.(a)	28,700	218,967
UBE Corp.	4,100	74,841
Umicore SA	3,034	90,051
Victrex plc	5,289	105,071
Wacker Chemie AG	256	39,896
W-Scope Corp.*(a)	4,100	44,353
Yara International ASA	2,583	105,807
Zeon Corp.(a)	3,600	38,792

		16,705,941

Commercial Services & Supplies - 1.1%
Aker Carbon Capture ASA*	23,288	35,474
Befesa SA(a)(b)	1,394	53,547
Big Technologies plc*	11,924	40,349
Bilfinger SE	9,840	357,369
Boyd Group Services, Inc.	372	68,468
Brambles Ltd.	23,903	226,626
Bravida Holding AB(b)	984	7,923
Caverion OYJ	8,888	83,883
Cleanaway Waste Management Ltd.(a)	35,024	65,139
Coor Service Management Holding AB(b)	6,692	30,863
Dai Nippon Printing Co. Ltd.(a)	4,100	116,553
Daiseki Co. Ltd.(a)	1,499	50,484
Derichebourg SA	31,816	196,616
DO & CO AG(a)	369	49,960
Downer EDI Ltd.(a)	241,285	713,770
Duskin Co. Ltd.(a)	4,100	92,631
Elis SA	4,777	100,304
GFL Environmental, Inc.	2,416	82,653

Investments	Shares	Value ($)
Intrum AB(a)	28,085	219,067
ISS A/S	2,508	50,815
Japan Elevator Service Holdings Co. Ltd.	4,200	51,909
Kokuyo Co. Ltd.	4,100	65,794
Loomis AB, Class B	984	28,731
Matsuda Sangyo Co. Ltd.	4,100	67,179
Mitie Group plc	506,145	662,954
Mitsubishi Pencil Co. Ltd.	1,800	23,564
Nippon Kanzai Holdings Co. Ltd.	1,300	24,229
Okamura Corp.(a)	30,500	437,493
Park24 Co. Ltd.*	2,200	29,002
Prestige International, Inc.	4,000	16,329
Prosegur Cash SA(b)	90,528	63,480
Prosegur Cia de Seguridad SA	57,195	105,689
RB Global, Inc.	2,829	183,033
Rentokil Initial plc	37,064	302,821
Sdiptech AB, Class B*	1,958	54,151
Secom Co. Ltd.	2,700	181,159
Securitas AB, Class B	11,275	96,102
Serco Group plc	79,745	159,344
Smart Metering Systems plc	7,215	64,704
Societe BIC SA	328	20,107
Sohgo Security Services Co. Ltd.	9,500	58,078
SPIE SA	2,992	89,992
Takkt AG	2,728	39,281
TOPPAN, Inc.	4,100	96,440
Veridis Environment Ltd.*(a)	2,870	14,845
Waste Connections, Inc.(a)	3,936	556,886

		6,135,790

Communications Equipment - 0.2%
Nokia OYJ	84,009	331,409
Spirent Communications plc	25,338	55,129
Telefonaktiebolaget LM Ericsson, Class A(a)	3,789	20,554
Telefonaktiebolaget LM Ericsson, Class B	59,081	297,387
VTech Holdings Ltd.	57,400	357,338

		1,061,817

Construction & Engineering - 1.8%
Ackermans & van Haaren NV	454	79,288
ACS Actividades de Construccion y Servicios SA(a)	5,122	179,526
AF Gruppen ASA	704	9,478
Ashtrom Group Ltd.	1,861	28,137
Balfour Beatty plc	18,286	82,206
Bouygues SA	5,576	200,234
Burkhalter Holding AG	615	66,122
Chiyoda Corp.*(a)	61,500	149,335
Chudenko Corp.	4,100	67,237
Daiho Corp.(a)	4,100	114,706
Eiffage SA	1,640	171,090
Elco Ltd.	3,854	140,647
Elecnor SA	15,539	238,999
Electra Ltd.	15	6,633
EXEO Group, Inc.(a)	4,100	85,287
Ferrovial SE	7,118	236,537
Fugro NV*	7,040	125,744

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Gold Finance Holdings Ltd.*‡	89,827	—
Hazama Ando Corp.(a)	59,800	478,551
HOCHTIEF AG	442	43,640
INFRONEER Holdings, Inc.	4,100	39,924
Instalco AB(a)(b)	11,606	45,728
JGC Holdings Corp.	5,400	75,671
Johns Lyng Group Ltd.(a)	4,879	17,392
Kajima Corp.	12,400	196,019
Kandenko Co. Ltd.	8,200	71,912
Kinden Corp.	2,300	31,729
Kumagai Gumi Co. Ltd.	13,100	296,889
Kvutzat Acro Ltd.(a)	4,223	49,600
Kyudenko Corp.(a)	2,100	60,585
Maire Tecnimont SpA(a)	56,580	233,060
MIRAIT ONE Corp.	36,900	473,976
Monadelphous Group Ltd.	7,216	66,227
Morgan Sindall Group plc	15,662	384,491
NCC AB, Class B(a)	26,773	288,942
Nippon Densetsu Kogyo Co. Ltd.	1,700	25,701
Nippon Road Co. Ltd. (The)	1,400	94,693
Nishimatsu Construction Co. Ltd.	1,700	44,319
NRW Holdings Ltd.	169,986	314,999
NYAB OYJ(a)	33,784	26,893
Obayashi Corp.	12,300	113,797
Okumura Corp.	12,300	367,926
Peab AB, Class B	78,105	346,093
Penta-Ocean Construction Co. Ltd.	9,700	52,658
Raito Kogyo Co. Ltd.	3,200	46,374
Raiznext Corp.	12,300	126,047
Sacyr SA(a)	29,201	100,064
Sanki Engineering Co. Ltd.	18,000	195,735
Shapir Engineering and Industry Ltd.(a)	2,525	18,092
Shikun & Binui Ltd.*(a)	20,336	55,896
Shimizu Corp.	8,200	56,537
Shinnihon Corp.(a)	12,300	109,685
SHO-BOND Holdings Co. Ltd.	1,200	48,758
Skanska AB, Class B	8,610	137,498
SNC-Lavalin Group, Inc.(a)	2,068	60,190
Stantec, Inc.	1,848	125,376
Sumitomo Densetsu Co. Ltd.	6,400	142,568
Sumitomo Mitsui Construction Co. Ltd.	65,600	174,065
Sweco AB, Class B	4,708	48,570
Taihei Dengyo Kaisha Ltd.	5,400	168,940
Taikisha Ltd.	1,000	29,772
Taisei Corp.	4,600	174,378
Takamatsu Construction Group Co. Ltd.	8,200	155,828
Toa Corp.	8,200	187,282
Toda Corp.(a)	5,200	28,972
Toenec Corp.	4,100	108,358
Toyo Construction Co. Ltd.	8,200	62,331
Veidekke ASA	3,088	34,920
Ventia Services Group Pty. Ltd.	28,618	55,924
Vinci SA	8,077	950,908
Webuild SpA(a)	28,249	55,440
Worley Ltd.	7,728	90,402
WSP Global, Inc.	1,763	243,304

Investments	Shares	Value ($)
Yokogawa Bridge Holdings Corp.	14,800	266,250

		10,281,085

Construction Materials - 0.9%
Adbri Ltd.(a)	130,216	218,488
Boral Ltd.*(a)	3,476	10,212
Breedon Group plc	102,147	478,396
Brickworks Ltd.	1,435	25,054
Buzzi SpA	3,148	89,686
Cementir Holding NV	18,081	171,044
CRH plc	16,728	1,000,420
CSR Ltd.(a)	24,887	95,925
Heidelberg Materials AG	3,075	249,868
Holcim Ltd.	12,177	851,273
Ibstock plc(b)	27,720	53,535
Imerys SA	1,103	38,405
James Hardie Industries plc, CHDI*	6,190	181,361
Marshalls plc(a)	78,105	269,926
Mitani Sekisan Co. Ltd.	1,200	40,709
RHI Magnesita NV(a)	9,266	356,232
Sumitomo Osaka Cement Co. Ltd.	1,700	47,705
Taiheiyo Cement Corp.	2,200	45,942
Titan Cement International SA(a)	15,908	335,353
Vicat SA	8,077	275,174
Wienerberger AG	2,596	85,351

		4,920,059

Consumer Finance - 0.3%
Acom Co. Ltd.(a)	20,500	50,399
AEON Financial Service Co. Ltd.	4,100	36,821
Cembra Money Bank AG	1,722	131,109
Credit Corp. Group Ltd.(a)	6,068	96,499
Credit Saison Co. Ltd.	2,100	33,552
Direct Finance of Direct Group 2006 Ltd.(a)	574	70,973
goeasy Ltd.	4,510	435,872
Gruppo MutuiOnline SpA(a)	1,056	37,898
Isracard Ltd.	15,211	63,316
J Trust Co. Ltd.	32,800	108,733
Jaccs Co. Ltd.	9,900	363,028
KRUK SA*	738	80,772
Latitude Group Holdings Ltd.(a)	88,452	70,928
Marui Group Co. Ltd.(a)	3,200	57,320
Orient Corp.	4,100	32,089
Sun Hung Kai & Co. Ltd.	246,000	91,477

		1,760,786

Consumer Staples Distribution & Retail - 1.5%
Aeon Co. Ltd.	13,813	299,243
Ain Holdings, Inc.	800	28,440
Alimentation Couche-Tard, Inc.	11,849	600,980
Arcs Co. Ltd.	19,218	335,449
Axfood AB	1,496	38,185
Axial Retailing, Inc.	8,200	219,025
Belc Co. Ltd.	800	37,894
Carrefour SA	12,546	251,615
Casino Guichard Perrachon SA*(a)	15,006	39,211
Coles Group Ltd.	21,074	258,311
Cosmos Pharmaceutical Corp.	200	23,128
Create SD Holdings Co. Ltd.	500	12,352
Dino Polska SA*(b)	1,012	113,067

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Distribuidora Internacional de Alimentacion SA*	3,367,945	56,814
Empire Co. Ltd., Class A	4,018	109,314
Endeavour Group Ltd.	17,056	69,879
Etablissements Franz Colruyt NV(a)	1,044	39,792
Fuji Co. Ltd.	4,200	54,185
George Weston Ltd.(a)	1,148	132,440
GrainCorp Ltd., Class A	78,679	428,914
HelloFresh SE*	3,046	87,015
Inageya Co. Ltd.(a)	2,998	31,651
J Sainsbury plc(a)	38,557	137,616
Jeronimo Martins SGPS SA	5,155	140,727
Kansai Food Market Ltd.(a)	8,200	83,570
Kato Sangyo Co. Ltd.	700	19,215
Kesko OYJ, Class A	2,248	45,159
Kesko OYJ, Class B	4,715	94,587
Kobe Bussan Co. Ltd.	1,900	50,656
Koninklijke Ahold Delhaize NV	21,935	759,029
Kusuri no Aoki Holdings Co. Ltd.	600	34,451
Life Corp.	8,200	205,750
Loblaw Cos. Ltd.	2,460	218,667
Marks & Spencer Group plc*	48,796	129,522
MARR SpA	4,018	62,641
MatsukiyoCocokara & Co.	2,400	140,456
Maxvalu Tokai Co. Ltd.	500	9,811
Metcash Ltd.	17,514	42,487
METRO AG*	4,346	37,878
Metro, Inc., Class A	3,608	194,537
Mitsubishi Shokuhin Co. Ltd.	8,200	218,447
North West Co., Inc. (The)	2,419	58,993
Ocado Group plc*(a)	13,642	164,712
Oisix ra daichi, Inc.*(a)	2,000	32,869
Olam Group Ltd.	28,700	28,315
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	574	34,782
Redcare Pharmacy NV*(b)	748	87,089
Seven & i Holdings Co. Ltd.	12,600	522,606
Sheng Siong Group Ltd.	17,900	22,109
Shufersal Ltd.*	3,578	19,044
Sonae SGPS SA	62,361	67,965
Sugi Holdings Co. Ltd.	800	35,670
Sundrug Co. Ltd.	1,600	47,252
Tesco plc	151,085	501,535
Tsuruha Holdings, Inc.	900	69,141
United Super Markets Holdings, Inc.(a)	2,000	15,752
Valor Holdings Co. Ltd.	16,400	246,323
Welcia Holdings Co. Ltd.(a)	2,300	43,319
Woolworths Group Ltd.(a)	17,343	451,336

		8,340,922

Containers & Packaging - 0.3%
Billerud Aktiebolag	5,485	46,866
CCL Industries, Inc., Class B	2,759	132,516
DS Smith plc	26,376	105,068
FP Corp.	1,200	25,287
Fuji Seal International, Inc.	2,000	22,396
Huhtamaki OYJ	2,051	73,064
Mayr Melnhof Karton AG	275	42,084

Investments	Shares	Value ($)
Orora Ltd.(a)	19,096	46,196
Rengo Co. Ltd.	5,200	33,141
SIG Group AG	6,150	165,305
Smurfit Kappa Group plc	5,781	229,395
Toyo Seikan Group Holdings Ltd.	5,600	91,106
Transcontinental, Inc., Class A	25,379	252,392
Verallia SA(b)	1,364	60,636
Vidrala SA	902	91,991
Winpak Ltd.	1,716	52,878

		1,470,321

Distributors - 0.1%
Arata Corp.	4,100	141,832
Bapcor Ltd.	17,917	75,459
D’ieteren Group	343	60,016
Inchcape plc	6,396	67,358
Inter Cars SA	205	32,844
PALTAC Corp.	800	26,886
Uni-Select, Inc.*	2,169	78,933

		483,328

Diversified Consumer Services - 0.1%
AcadeMedia AB(a)(b)	30,914	149,311
Auction Technology Group plc*	2,583	23,563
G8 Education Ltd.(a)	51,492	38,168
IDP Education Ltd.(a)	2,501	41,930
InvoCare Ltd.	6,933	57,043
Pearson plc	13,448	149,600

		459,615

Diversified REITs - 0.5%
Argosy Property Ltd., REIT(a)	68,432	51,958
British Land Co. plc (The), REIT	22,509	97,889
Centuria Capital Group, REIT(a)	53,751	61,574
Charter Hall Group, REIT(a)	8,140	62,695
Charter Hall Long Wale REIT, REIT(a)	20,910	57,911
Cromwell European REIT, REIT(b)	98,474	174,801
Daiwa House REIT Investment Corp., REIT	42	82,770
GPT Group (The), REIT	14,186	41,487
Growthpoint Properties Australia Ltd., REIT	27,019	52,253
H&R REIT, REIT(a)	48,298	377,578
Hankyu Hanshin REIT, Inc., REIT	82	82,012
Heiwa Real Estate REIT, Inc., REIT	43	43,914
Hulic Reit, Inc., REIT(a)	24	27,872
ICADE, REIT	836	34,178
Land Securities Group plc, REIT	6,027	50,204
LXI REIT plc, REIT(b)	113,201	138,586
Merlin Properties Socimi SA, REIT	7,011	65,473
Mirvac Group, REIT	36,859	58,120
Mori Trust Reit, Inc., REIT(a)	82	42,304
NIPPON REIT Investment Corp., REIT(a)	18	42,884
Nomura Real Estate Master Fund, Inc., REIT(a)	82	97,652
NTT UD REIT Investment Corp., REIT	24	22,787
OUE Commercial REIT, REIT	175,177	40,898
Reit 1 Ltd., REIT	68,675	299,919

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sekisui House Reit, Inc., REIT	55	32,672
Sella Capital Real Estate Ltd., REIT	85,198	178,040
Star Asia Investment Corp., REIT	66	26,710
Stockland, REIT	23,534	66,922
Stride Property Group, REIT(a)	32,713	31,149
Suntec REIT, REIT	43,500	42,262
Takara Leben Real Estate Investment Corp., REIT(a)	205	140,534
Tokyu REIT, Inc., REIT	22	29,126
United Urban Investment Corp., REIT	40	43,215

		2,698,349

Diversified Telecommunication Services - 1.1%
BCE, Inc.(a)	3,731	161,457
Bezeq The Israeli Telecommunication Corp. Ltd.	38,130	50,685
BT Group plc(a)	151,864	238,383
Cellnex Telecom SA(b)	8,938	366,000
Chorus Ltd.	8,733	46,741
Deutsche Telekom AG (Registered)	76,260	1,668,325
Elisa OYJ	2,378	124,381
Gamma Communications plc	4,867	69,384
Helios Towers plc*	26,527	30,871
HKBN Ltd.	51,500	28,066
HKT Trust & HKT Ltd.	53,400	62,927
Infrastrutture Wireless Italiane SpA(b)	5,179	65,181
Internet Initiative Japan, Inc.	2,000	37,218
Koninklijke KPN NV	53,546	194,350
Nippon Telegraph & Telephone Corp.	512,500	587,600
NOS SGPS SA	9,348	35,620
Orange Polska SA	38,417	70,898
Orange SA	37,392	423,974
PCCW Ltd.	77,035	39,314
Proximus SADP	8,241	63,294
RAI Way SpA(b)	8,120	46,375
Singapore Telecommunications Ltd.	106,600	213,553
Spark New Zealand Ltd.	29,930	96,487
Swisscom AG (Registered)	451	291,562
Telecom Italia SpA*(a)	14,063	4,067
Telecom Italia SpA*	253,462	71,289
Telefonica Deutschland Holding AG	10,209	27,588
Telefonica SA	115,169	492,300
Telekom Austria AG, Class A	4,091	31,213
Telenor ASA	7,093	76,073
Telia Co. AB(a)	17,712	38,146
Telstra Group Ltd.	63,919	183,486
TELUS Corp.	5,166	92,154
TPG Telecom Ltd.(a)	11,890	40,221
United Internet AG (Registered)	4,715	70,804

		6,139,987

Electric Utilities - 1.4%
Acciona SA	369	55,473
BKW AG	440	79,234
Chubu Electric Power Co., Inc.	16,400	205,750
Chugoku Electric Power Co., Inc. (The)*	4,206	29,212
CK Infrastructure Holdings Ltd.	11,000	58,183
CLP Holdings Ltd.	25,500	207,467
Contact Energy Ltd.	11,528	59,620

Investments	Shares	Value ($)
EDP - Energias de Portugal SA	46,945	219,977
Elia Group SA/NV	640	78,960
Emera, Inc.(a)	4,182	169,949
Endesa SA(a)	4,510	96,889
Enea SA*	84,952	187,360
Enel SpA	169,125	1,169,532
EVN AG	748	17,772
Fortis, Inc.(a)	7,298	311,658
Fortum OYJ	10,537	143,012
Genesis Energy Ltd.(a)	15,998	26,982
HK Electric Investments & HK Electric Investments Ltd.(b)	44,500	27,674
Hokkaido Electric Power Co., Inc.*	77,900	363,950
Hokuriku Electric Power Co.*(a)	66,100	403,402
Hydro One Ltd.(b)	4,633	130,938
Iberdrola SA(a)	93,294	1,167,990
Infratil Ltd.	8,272	51,223
Kansai Electric Power Co., Inc. (The)	16,400	215,850
Kyushu Electric Power Co., Inc.*	9,100	61,890
Manawa Energy Ltd.(a)	5,123	15,304
Mercury NZ Ltd.	10,742	44,056
Origin Energy Ltd.	26,363	150,467
Orsted A/S(b)	2,870	251,024
PGE Polska Grupa Energetyczna SA*	25,070	53,484
Power Assets Holdings Ltd.	22,500	117,712
Redeia Corp. SA	6,806	114,098
Romande Energie Holding SA (Registered)	525	31,251
Shikoku Electric Power Co., Inc.*	73,800	520,205
SSE plc	16,389	355,420
Tauron Polska Energia SA*	396,880	369,895
Terna - Rete Elettrica Nazionale	21,416	181,531
Tohoku Electric Power Co., Inc.*	10,900	72,613
Tokyo Electric Power Co. Holdings, Inc.*	22,400	89,077
Verbund AG	656	54,499

		7,960,583

Electrical Equipment - 1.3%
ABB Ltd. (Registered)	25,953	1,043,689
Accelleron Industries AG	4,510	119,143
Alfen N.V.*(a)(b)	1,230	85,599
Ballard Power Systems, Inc.*(a)	13,202	62,888
Ceres Power Holdings plc*(a)	5,412	25,388
Daihen Corp.	8,200	316,273
DiscoverIE Group plc	4,796	49,428
Energiekontor AG	410	35,712
Fagerhult Group AB	6,336	32,441
Fuji Electric Co. Ltd.	1,500	67,758
Fujikura Ltd.	8,200	68,507
Furukawa Electric Co. Ltd.(a)	24,600	472,071
GS Yuasa Corp.	4,100	82,430
Hexatronic Group AB(a)	2,337	17,731
Huber + Suhner AG (Registered)	867	75,213
Idec Corp.	2,200	46,762
Legrand SA	4,264	428,380
Mabuchi Motor Co. Ltd.	1,600	45,968
Mersen SA	7,831	369,538
Mitsubishi Electric Corp.	32,800	473,485

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
NEL ASA*(a)	12,688	17,276
Nexans SA	451	40,128
Nidec Corp.	8,310	494,401
NKT A/S*(a)	3,381	193,977
Nordex SE*	7,130	101,095
PNE AG	2,173	31,913
Prysmian SpA	3,936	157,312
Sanyo Denki Co. Ltd.(a)	4,100	207,770
Schneider Electric SE	8,774	1,567,538
Siemens Energy AG*	6,384	108,325
Signify NV(b)	2,730	85,995
TKH Group NV, CVA	2,194	114,806
Varta AG*	1,008	22,905
Vestas Wind Systems A/S*	15,621	419,777

		7,481,622

Electronic Equipment, Instruments & Components - 1.9%
Ai Holdings Corp.	4,100	64,582
Alps Alpine Co. Ltd.	5,348	47,258
ALSO Holding AG (Registered)	369	84,795
Amano Corp.	800	18,176
Anritsu Corp.(a)	8,200	64,582
AT&S Austria Technologie & Systemtechnik AG(a)	8,733	330,838
Azbil Corp.	2,100	66,216
Barco NV	3,731	87,126
Canon Electronics, Inc.	8,200	104,231
Canon Marketing Japan, Inc.	1,500	39,337
Celestica, Inc.*	36,695	807,917
Citizen Watch Co. Ltd.(a)	8,200	53,559
Codan Ltd.(a)	7,304	36,963
Comet Holding AG (Registered)	462	122,049
Daiwabo Holdings Co. Ltd.	4,100	79,386
Dexerials Corp.(a)	24,600	557,517
Elematec Corp.	4,100	51,481
FIH Mobile Ltd.*	328,000	35,329
FIT Hon Teng Ltd.*(a)(b)	615,000	107,249
Halma plc	6,519	187,548
Hamamatsu Photonics KK	2,700	130,097
Hexagon AB, Class B	30,791	298,753
Hioki EE Corp.	700	40,006
Hirose Electric Co. Ltd.	582	73,692
Horiba Ltd.	800	47,190
Hosiden Corp.	20,500	265,051
Ibiden Co. Ltd.	2,800	169,994
Inficon Holding AG (Registered)	82	105,568
Iriso Electronics Co. Ltd.	1,200	33,319
Japan Display, Inc.*(a)	229,600	63,024
Jenoptik AG	2,585	83,793
Kaga Electronics Co. Ltd.	8,300	371,537
Keyence Corp.	3,000	1,346,284
Kitron ASA	9,471	35,060
Koa Corp.(a)	4,100	50,731
Kyocera Corp.	5,700	306,664
Lagercrantz Group AB, Class B	2,640	31,833
Landis+Gyr Group AG(a)	1,102	95,854
LEM Holding SA (Registered)	27	65,409
Macnica Holdings, Inc.	1,600	67,005
Maxell Ltd.(a)	16,400	186,416

Investments	Shares	Value ($)
Meiko Electronics Co. Ltd.(a)	8,200	162,811
Murata Manufacturing Co. Ltd.	9,400	550,781
Mycronic AB	924	19,909
NCAB Group AB	9,298	55,704
Nichicon Corp.	3,200	31,622
Nissha Co. Ltd.(a)	16,400	198,074
Nohmi Bosai Ltd.	2,500	30,353
Omron Corp.	2,800	150,208
Optex Group Co. Ltd.	4,100	53,789
Oxford Instruments plc	3,036	93,750
PAX Global Technology Ltd.	246,000	199,356
Renishaw plc	880	44,158
Restar Holdings Corp.	8,200	136,840
Riken Keiki Co. Ltd.	1,200	45,355
Ryosan Co. Ltd.(a)	8,200	259,424
Sensirion Holding AG*(b)	733	64,519
Sesa SpA(a)	294	34,554
SES-imagotag SA*(a)	246	31,951
Shimadzu Corp.	4,900	148,676
Siix Corp.	12,300	132,973
Softwareone Holding AG(a)	6,068	130,341
Spectris plc	2,112	95,408
Taiyo Yuden Co. Ltd.	2,500	74,500
TDK Corp.	6,700	256,390
Tokyo Electron Device Ltd.(a)	1,900	136,669
Topcon Corp.	4,100	49,822
Vaisala OYJ, Class A	836	33,966
Venture Corp. Ltd.	4,500	50,768
VSTECS Holdings Ltd.	250,000	126,624
Yokogawa Electric Corp.	4,900	91,961

		10,304,675

Energy Equipment & Services - 0.5%
Aker Solutions ASA(b)	7,560	33,628
Borr Drilling Ltd.*(a)	4,018	34,296
BW Offshore Ltd.	23,042	63,091
John Wood Group plc*	33,661	64,012
Lapidoth Capital Ltd.(a)	7,913	142,983
Modec, Inc.*	8,200	86,167
Odfjell Drilling Ltd.*	34,768	98,635
PGS ASA*	318,652	223,953
Saipem SpA*	24,641	39,556
SBM Offshore NV	64,124	933,946
Schoeller-Bleckmann Oilfield Equipment AG	615	37,294
Secure Energy Services, Inc.	104,755	548,347
Subsea 7 SA	3,608	48,522
Technip Energies NV	3,977	90,898
Tenaris SA	9,799	163,463
TGS ASA	1,927	25,734
Vallourec SA*(a)	5,740	75,059

		2,709,584

Entertainment - 0.5%
Bollore SE	12,858	81,515
Capcom Co. Ltd.	3,400	153,153
CD Projekt SA	1,193	48,785
COLOPL, Inc.	8,200	38,380
CTS Eventim AG & Co. KGaA	704	48,163
Daiichikosho Co. Ltd.	2,200	44,432

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
DeNA Co. Ltd.	1,100	13,487
Embracer Group AB, Class B*(a)	13,161	37,895
EVT Ltd.	6,232	51,275
Kahoot! ASA*	22,755	78,410
Kinepolis Group NV	1,030	50,365
Koei Tecmo Holdings Co. Ltd.	2,492	42,656
Konami Group Corp.(a)	1,000	56,088
Modern Times Group MTG AB, Class B*	7,040	45,895
Nexon Co. Ltd.	8,200	156,434
Nintendo Co. Ltd.	18,000	817,145
Paradox Interactive AB	952	27,380
Rovio Entertainment OYJ(b)	3,280	33,307
Shochiku Co. Ltd.(a)	800	61,205
Square Enix Holdings Co. Ltd.	1,800	83,412
Stillfront Group AB*	160,351	297,124
Toei Animation Co. Ltd.(a)	200	18,131
Toho Co. Ltd.	1,200	46,791
Ubisoft Entertainment SA*	1,425	48,077
Universal Music Group NV	11,480	295,294

		2,674,799

Financial Services - 1.7%
Adyen NV*(b)	492	916,640
AMP Ltd.	65,142	49,602
Banca Mediolanum SpA	4,444	43,314
BFF Bank SpA(b)	61,090	691,060
Burford Capital Ltd.	3,280	44,608
Challenger Ltd.	9,812	47,407
Creades AB, Class A	13,243	92,194
Deutsche Pfandbriefbank AG(b)	41,943	349,838
Edenred	4,059	264,398
Element Fleet Management Corp.	7,708	124,558
Eurazeo SE	1,144	70,003
EXOR NV	2,624	245,739
Financial Partners Group Co. Ltd.	20,500	197,815
First National Financial Corp.	123	3,653
Fuyo General Lease Co. Ltd.	1,000	82,559
GMO Payment Gateway, Inc.	1,000	76,260
GRENKE AG	1,804	49,824
Groupe Bruxelles Lambert NV	2,009	162,893
HAL Trust	1,189	148,660
Helia Group Ltd.	109,347	285,892
Home Capital Group, Inc., Class B	14,309	465,498
Hypoport SE*	252	52,762
Industrivarden AB, Class A	5,371	152,734
Industrivarden AB, Class C(a)	2,173	61,648
Investment AB Oresund	9,198	91,564
Investor AB, Class A	10,291	209,297
Investor AB, Class B	26,035	532,593
Japan Securities Finance Co. Ltd.	4,700	39,894
Kinnevik AB, Class A*	2,665	39,109
Kinnevik AB, Class B*	902	12,331
L E Lundbergforetagen AB, Class B	1,348	59,501
Liberty Financial Group Ltd.(a)(b)	14,555	38,349
M&G plc	48,380	124,870
Mitsubishi HC Capital, Inc.	15,729	104,052
Mizuho Leasing Co. Ltd.	12,438	427,206

Investments	Shares	Value ($)
Network International Holdings plc*(b)	14,574	72,456
Nexi SpA*(b)	7,872	68,341
Nuvei Corp.*(b)	1,328	45,371
ORIX Corp.	26,100	501,683
OSB Group plc	128,002	604,755
Paragon Banking Group plc	85,321	579,629
PEUGEOT INVEST	308	36,404
Plus500 Ltd.	38,253	741,226
Ricoh Leasing Co. Ltd.(a)	5,400	167,420
Sofina SA	316	75,325
Tokyo Century Corp.	600	23,488
Tyro Payments Ltd.*	8,888	8,355
Washington H Soul Pattinson & Co. Ltd.(a)	2,856	63,413
Wendel SE	497	49,207
Wise plc, Class A*	9,328	93,279
Worldline SA*(b)	2,829	112,382
Zenkoku Hosho Co. Ltd.	600	21,068

		9,622,127

Food Products - 2.4%
a2 Milk Co. Ltd. (The)*(a)	12,579	43,214
AAK AB	2,860	55,036
Agrana Beteiligungs AG	5,885	105,114
Ajinomoto Co., Inc.	8,200	319,562
Ariake Japan Co. Ltd.	800	29,184
Aryzta AG*	62,524	107,398
Associated British Foods plc	5,043	133,016
Ausnutria Dairy Corp. Ltd.	98,000	45,490
Austevoll Seafood ASA	3,432	25,834
Bakkafrost P/F	820	47,944
Barry Callebaut AG (Registered)	41	77,237
Bega Cheese Ltd.(a)	2,583	5,657
Bell Food Group AG (Registered)	123	36,537
Bumitama Agri Ltd.	282,900	121,444
Calbee, Inc.(a)	600	11,662
Chocoladefabriken Lindt & Spruengli AG	24	295,138
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	244,102
Costa Group Holdings Ltd.	28,801	64,239
Cranswick plc	3,006	129,025
Danone SA	9,102	557,266
DyDo Group Holdings, Inc.	500	18,194
Ebro Foods SA	1,618	29,934
Elders Ltd.(a)	59,081	290,228
Emmi AG (Registered)	41	40,392
First Pacific Co. Ltd.	820,000	296,511
First Resources Ltd.	5,100	5,800
Fuji Oil Holdings, Inc.	1,200	16,938
Glanbia plc(a)	3,500	54,449
Golden Agri-Resources Ltd.	213,400	40,179
Grieg Seafood ASA	3,299	23,822
Hilton Food Group plc	27,101	225,257
Hokuto Corp.	4,100	53,732
House Foods Group, Inc.	2,400	55,490
Inghams Group Ltd.	17,712	33,419
Itoham Yonekyu Holdings, Inc.	6,200	31,506

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
JDE Peet’s NV	1,804	54,578
Kagome Co. Ltd.	900	20,080
Kameda Seika Co. Ltd.	900	27,650
Kerry Group plc, Class A(a)	2,009	200,149
Kikkoman Corp.	4,100	236,166
Kotobuki Spirits Co. Ltd.	500	38,042
Leroy Seafood Group ASA	5,456	22,770
Lotus Bakeries NV	6	48,159
Maple Leaf Foods, Inc.	3,772	78,864
Maruha Nichiro Corp.(a)	16,400	284,761
Megmilk Snow Brand Co. Ltd.	18,400	253,958
MEIJI Holdings Co. Ltd.	3,400	78,682
Morinaga & Co. Ltd.	1,100	35,792
Morinaga Milk Industry Co. Ltd.	1,200	40,515
Mowi ASA	5,412	95,358
Nestle SA (Registered)	41,533	5,120,894
Neto Malinda Trading Ltd.*(a)	615	10,999
NH Foods Ltd.	3,200	92,432
Nichirei Corp.	1,600	36,588
Nisshin Oillio Group Ltd. (The)	9,300	250,042
Nisshin Seifun Group, Inc.(a)	2,690	33,398
Nissin Foods Holdings Co. Ltd.	1,500	126,689
Nissui Corp.	114,800	546,690
Orkla ASA	8,856	70,102
Premier Foods plc	46,494	75,854
Premium Brands Holdings Corp., Class A	660	53,808
Prima Meat Packers Ltd.	12,300	191,928
Riken Vitamin Co. Ltd.	1,800	26,301
S Foods, Inc.(a)	7,200	169,763
Sakata Seed Corp.	1,400	39,365
Salmar ASA(a)	788	36,477
Saputo, Inc.	4,375	92,536
Savencia SA	1,676	100,155
Schouw & Co. A/S	656	52,214
Societe LDC SA	1,394	195,193
Strauss Group Ltd.*	952	22,511
Suedzucker AG	1,979	34,366
SunOpta, Inc.*(a)	4,428	29,335
Tate & Lyle plc	5,494	52,769
Toyo Suisan Kaisha Ltd.	1,800	74,607
United Malt Grp Ltd.*	15,129	49,138
Viscofan SA	943	61,343
Vitasoy International Holdings Ltd.(a)	60,000	79,552
WH Group Ltd.(b)	225,500	122,022
Wilmar International Ltd.	69,700	202,622
Yakult Honsha Co. Ltd.	2,500	138,989
Yamazaki Baking Co. Ltd.	2,900	41,883

		13,416,039

Gas Utilities - 0.3%
AltaGas Ltd.(a)	6,068	120,000
APA Group	15,936	107,385
Brookfield Infrastructure Corp., Class A(a)	1,506	70,560
Enagas SA(a)	4,223	75,126
Hong Kong & China Gas Co. Ltd.	164,000	140,264
Italgas SpA(a)	6,908	40,824
K&O Energy Group, Inc.(a)	4,100	68,102

Investments	Shares	Value ($)
Keppel Infrastructure Trust	114,394	43,938
Naturgy Energy Group SA(a)	3,034	92,794
Nippon Gas Co. Ltd.	1,900	28,003
Osaka Gas Co. Ltd.	9,500	149,641
Rubis SCA	3,034	74,998
Saibu Gas Holdings Co. Ltd.	1,400	20,555
Shizuoka Gas Co. Ltd.(a)	16,400	126,740
Snam SpA	29,438	155,209
Superior Plus Corp.	10,208	76,623
Toho Gas Co. Ltd.	2,000	37,493
Tokyo Gas Co. Ltd.	8,200	186,127

		1,614,382

Ground Transportation - 1.2%
ALD SA(b)	2,214	23,593
Aurizon Holdings Ltd.	15,826	40,631
Canadian National Railway Co.	9,266	1,125,225
Canadian Pacific Kansas City Ltd.	14,227	1,172,748
Central Japan Railway Co.	2,900	370,154
ComfortDelGro Corp. Ltd.	73,800	70,032
East Japan Railway Co.	5,500	311,736
Firstgroup plc	31,646	59,569
Hankyu Hanshin Holdings, Inc.	4,300	142,879
Jungfraubahn Holding AG (Registered)	287	50,987
Keikyu Corp.	5,700	54,220
Keio Corp.(a)	1,800	59,848
Keisei Electric Railway Co. Ltd.	2,900	120,425
Kelsian Group Ltd.	14,850	69,346
Kintetsu Group Holdings Co. Ltd.	2,200	73,875
Kyushu Railway Co.	2,100	46,071
Maruzen Showa Unyu Co. Ltd.(a)	8,200	238,647
Mobico Group plc	203,032	243,859
MTR Corp. Ltd.	25,264	116,137
Mullen Group Ltd.(a)	30,709	370,025
Nagoya Railroad Co. Ltd.	4,400	70,871
Nankai Electric Railway Co. Ltd.	3,000	63,640
Nikkon Holdings Co. Ltd.	23,100	485,396
Nishi-Nippon Railroad Co. Ltd.	1,100	19,874
NTG Nordic Transport Group A/S*	792	49,564
Odakyu Electric Railway Co. Ltd.	4,600	67,245
Redde Northgate plc	85,649	379,089
Seibu Holdings, Inc.	6,700	74,531
Seino Holdings Co. Ltd.(a)	3,100	48,776
Sixt SE	308	37,253
Sixt SE (Preference)	298	22,178
Stef SA	1,230	149,446
TFI International, Inc.(a)	1,271	163,432
Tobu Railway Co. Ltd.(a)	4,100	108,531
Tokyu Corp.	8,300	105,415
West Japan Railway Co.	4,100	168,611

		6,773,859

Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	7,790	665,365
Ambu A/S, Class B*(a)	3,172	46,951
Ansell Ltd.(a)	2,200	35,787
Arjo AB, Class B	11,562	49,516
Asahi Intecc Co. Ltd.	3,200	65,721
BioMerieux	825	88,741

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Carl Zeiss Meditec AG	715	83,050
Cochlear Ltd.	990	159,560
Coloplast A/S, Class B	1,517	189,061
ConvaTec Group plc(b)	26,224	70,384
Demant A/S*	1,980	79,179
DiaSorin SpA	293	32,967
Eckert & Ziegler Strahlen- und Medizintechnik AG	820	32,547
Eiken Chemical Co. Ltd.	1,600	16,993
El.En. SpA(a)	2,684	31,930
Elekta AB, Class B	6,069	49,245
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	2,629	504,357
EssilorLuxottica SA (Bulgaria Stock Exchange)	2,096	422,764
Fisher & Paykel Healthcare Corp. Ltd.	10,109	154,578
Fukuda Denshi Co. Ltd.	8,200	260,290
Getinge AB, Class B	2,980	55,629
Hogy Medical Co. Ltd.	1,200	26,309
Hoya Corp.	5,800	674,789
Japan Lifeline Co. Ltd.	3,000	21,030
Koninklijke Philips NV*(a)	12,874	268,384
Medacta Group SA(b)	336	49,071
Medistim ASA	1,188	30,532
Medmix AG(a)(b)	1,517	42,438
Menicon Co. Ltd.	1,900	34,047
Nagaileben Co. Ltd.	1,500	24,894
Nanosonics Ltd.*(a)	16,777	53,474
Nihon Kohden Corp.	2,300	60,673
Nipro Corp.(a)	4,100	29,795
Olympus Corp.	20,500	334,236
Paramount Bed Holdings Co. Ltd.	1,600	26,205
PolyNovo Ltd.*	32,604	35,592
Revenio Group OYJ	574	20,366
Siemens Healthineers AG(b)	4,715	274,586
Smith & Nephew plc	11,439	174,408
Sonova Holding AG (Registered)	785	219,603
STRATEC SE	308	17,319
Straumann Holding AG (Registered)	1,826	303,649
Surgical Science Sweden AB*	1,584	36,964
Sysmex Corp.	2,700	182,908
Terumo Corp.	12,300	402,641
Xvivo Perfusion AB*	1,892	57,440
Ypsomed Holding AG (Registered)	123	36,325

		6,532,293

Health Care Providers & Services - 0.5%
Alfresa Holdings Corp.	5,500	87,834
Amplifon SpA	2,112	71,697
Arvida Group Ltd.(a)	270,003	210,045
As One Corp.	800	31,807
BML, Inc.(a)	8,200	173,430
Chartwell Retirement Residences(a)	5,472	41,614
Clariane SE(a)	25,420	198,290
CVS Group plc	4,356	115,568
dentalcorp Holdings Ltd.*(a)	6,768	39,284
EBOS Group Ltd.(a)	2,066	49,567
Fagron	3,775	67,343

Investments	Shares	Value ($)
Fresenius Medical Care AG & Co. KGaA	2,706	140,881
Fresenius SE & Co. KGaA	7,462	234,723
Galenica AG(b)	792	64,047
H.U. Group Holdings, Inc.(a)	4,100	81,030
Healius Ltd.	27,347	52,888
Medicover AB, Class B	3,403	52,175
Medipal Holdings Corp.	5,100	87,459
NMC Health plc*	2,074	—	(d)
Raffles Medical Group Ltd.	4,124	4,348
Ramsay Health Care Ltd.(a)	2,952	117,184
Ryman Healthcare Ltd.(a)	11,375	48,210
Ship Healthcare Holdings, Inc.	1,900	30,804
Sonic Healthcare Ltd.	7,462	176,744
Spire Healthcare Group plc(b)	14,036	38,918
Summerset Group Holdings Ltd.	13,735	88,044
Suzuken Co. Ltd.	1,880	54,900
Terveystalo OYJ(b)	8,241	67,056
Tokai Corp.	4,100	55,261
Uniphar plc	15,050	47,706
Well Health Technologies Corp.*(a)	10,947	39,255

		2,568,112

Health Care REITs - 0.1%
Aedifica SA, REIT	832	57,333
Assura plc, REIT	171,872	104,731
Cofinimmo SA, REIT	41	3,219
NorthWest Healthcare Properties REIT, REIT(a)	49,077	260,625
Parkway Life REIT, REIT	12,500	36,527
Primary Health Properties plc, REIT	79,089	96,163
Vital Healthcare Property Trust, REIT	29,771	43,911

		602,509

Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KGaA	1,599	81,379
EMIS Group plc	3,630	67,816
M3, Inc.	6,500	149,279
Medley, Inc.*	1,000	35,684
Nexus AG	984	63,033
Pro Medicus Ltd.(a)	1,100	50,989
Sectra AB, Class B*	2,948	47,303

		495,483

Hotel & Resort REITs - 0.0%(e)
CapitaLand Ascott Trust, REIT	32,566	27,469
CDL Hospitality Trusts, REIT	38,294	34,320
Far East Hospitality Trust, REIT	53,976	26,220
Frasers Hospitality Trust, REIT	39,200	14,171
Hoshino Resorts REIT, Inc., REIT	12	52,618
Invincible Investment Corp., REIT	121	50,161
Japan Hotel REIT Investment Corp., REIT	77	38,262

		243,221

Hotels, Restaurants & Leisure - 1.8%
Accor SA	2,133	80,641
Amadeus IT Group SA	6,765	486,460
AmRest Holdings SE*	6,191	43,318
Arcland Service Holdings Co. Ltd.	1,400	29,856
Aristocrat Leisure Ltd.	9,061	240,139

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Atom Corp.*(a)	5,800	36,332
Basic-Fit NV*(a)(b)	2,632	89,205
Betsson AB, Class B*	7,708	93,398
Cafe de Coral Holdings Ltd.	4,000	5,242
Carnival plc*	8,733	148,095
Colowide Co. Ltd.	3,500	51,978
Compass Group plc	27,142	707,874
Corporate Travel Management Ltd.(a)	3,366	47,450
Create Restaurants Holdings, Inc.(a)	4,400	33,663
Dalata Hotel Group plc*	8,159	38,277
Deliveroo plc, Class A*(b)	60,106	101,619
Delivery Hero SE*(b)	3,485	158,556
Domino’s Pizza Enterprises Ltd.(a)	1,398	46,254
Domino’s Pizza Group plc	14,145	63,226
Entain plc	9,553	170,358
Evolution AB(a)(b)	3,034	374,792
Flight Centre Travel Group Ltd.*(a)	4,576	72,062
Flutter Entertainment plc*	2,333	465,481
Food & Life Cos. Ltd.	2,000	39,344
Fuji Kyuko Co. Ltd.	1,000	39,907
Galaxy Entertainment Group Ltd.*	36,000	261,274
Genting Singapore Ltd.	104,400	73,909
Greggs plc	1,558	55,367
Heiwa Corp.	2,450	41,523
Hongkong & Shanghai Hotels Ltd. (The)*	61,500	54,807
Ichibanya Co. Ltd.	1,000	39,203
InterContinental Hotels Group plc	2,911	215,587
J D Wetherspoon plc*	6,583	57,257
Jumbo Interactive Ltd.	3,476	35,978
Just Eat Takeaway.com NV*(b)	3,403	61,192
Kappa Create Co. Ltd.*(a)	4,100	44,526
Kindred Group plc, SDR	5,043	60,713
KOMEDA Holdings Co. Ltd.	1,200	23,269
Kyoritsu Maintenance Co. Ltd.(a)	1,100	43,116
La Francaise des Jeux SAEM(b)	1,897	72,618
Lottery Corp. Ltd. (The)	32,062	111,698
Mandarin Oriental International Ltd.*	8,000	13,440
McDonald’s Holdings Co. Japan Ltd.(a)	1,100	43,356
Melco International Development Ltd.*	41,000	43,162
Melia Hotels International SA*	9,988	73,562
Mitchells & Butlers plc*	22,924	67,839
MOS Food Services, Inc.	2,100	48,332
MTY Food Group, Inc.	1,452	74,053
NagaCorp Ltd.*	40,372	25,314
Ohsho Food Service Corp.	704	33,545
Oriental Land Co. Ltd.	18,000	690,456
Playtech plc*	16,601	119,828
Resorttrust, Inc.	4,100	64,827
Restaurant Brands International, Inc.	4,469	342,751
Restaurant Brands New Zealand Ltd.	1,154	4,661
Round One Corp.	82,000	327,815
Royal Holdings Co. Ltd.(a)	1,600	29,876
Saizeriya Co. Ltd.	1,800	57,264
Sands China Ltd.*	40,400	154,115
Scandic Hotels Group AB*(b)	9,870	38,954
SkiStar AB	2,828	30,763

Investments	Shares	Value ($)
SKYCITY Entertainment Group Ltd.	56,129	78,946
Skylark Holdings Co. Ltd.*	3,700	47,917
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	451	54,698
Sodexo SA	1,394	143,459
SSP Group plc*	43,337	140,291
Star Entertainment Grp Ltd. (The)*	91,143	64,488
Tabcorp Holdings Ltd.	125,870	89,482
Tokyotokeiba Co. Ltd.	1,200	32,517
Toridoll Holdings Corp.	1,100	27,175
Trainline plc*(b)	33,203	112,526
TUI AG*	161,540	1,310,860
Webjet Ltd.*(a)	20,377	108,201
Whitbread plc	2,508	112,910
Wynn Macau Ltd.*	12,800	13,295
Yoshinoya Holdings Co. Ltd.(a)	4,900	96,979
Zensho Holdings Co. Ltd.(a)	1,800	95,967

		9,729,188

Household Durables - 1.3%
Ariston Holding NV	5,411	50,501
Azorim-Investment Development & Construction Co. Ltd.*(a)	5,535	19,308
Barratt Developments plc	22,673	133,230
Bellway plc	2,640	75,272
Berkeley Group Holdings plc	1,312	73,364
Breville Group Ltd.(a)	2,420	36,805
Cairn Homes plc	250,715	306,131
Casio Computer Co. Ltd.(a)	3,600	30,760
Danya Cebus Ltd.(a)	2,870	73,637
De’ Longhi SpA	1,012	25,775
Dom Development SA	2,244	83,028
Duniec Brothers Ltd.*(a)	451	24,103
Electra Consumer Products 1970 Ltd.(a)	656	16,446
Electrolux AB, Class B	3,198	39,566
Fiskars OYJ Abp(a)	574	10,265
Fujitsu General Ltd.	2,100	43,876
GN Store Nord A/S*	2,064	55,315
Haseko Corp.	3,500	45,585
Iida Group Holdings Co. Ltd.(a)	5,400	94,808
JM AB(a)	23,985	377,551
JS Global Lifestyle Co. Ltd.*(a)(b)	22,000	3,893
JVCKenwood Corp.	8,200	27,068
Ki-Star Real Estate Co. Ltd.(a)	3,300	120,313
Man Wah Holdings Ltd.	52,000	44,807
Maytronics Ltd.(a)	2,870	39,278
Nagawa Co. Ltd.(a)	500	25,197
Nikon Corp.	5,800	76,582
Open House Group Co. Ltd.	1,800	68,463
Panasonic Holdings Corp.	49,200	609,459
Persimmon plc	2,091	31,182
Pressance Corp.(a)	8,400	119,544
Redrow plc	105,411	701,192
Rinnai Corp.	1,800	39,223
Sangetsu Corp.	2,256	41,427
SEB SA	616	69,208
Sekisui Chemical Co. Ltd.	10,500	159,554
Sekisui House Ltd.(a)	16,400	334,626

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
SharkNinja, Inc.*	880	37,233
Sony Group Corp.	19,200	1,799,324
Sumitomo Forestry Co. Ltd.	3,300	79,643
Tama Home Co. Ltd.(a)	4,400	108,544
Tamron Co. Ltd.	8,200	259,424
Taylor Wimpey plc	49,487	72,809
Token Corp.(a)	2,600	137,064
Victoria plc*(a)	5,192	43,823
Vistry Group plc	12,177	123,695
YIT OYJ(a)	37,105	89,675
Zojirushi Corp.	5,400	75,976

		6,953,552

Household Products - 0.3%
Earth Corp.	600	21,453
Essity AB, Class A	2,009	49,902
Essity AB, Class B	7,708	191,389
Henkel AG & Co. KGaA	1,148	80,424
Henkel AG & Co. KGaA (Preference)	2,255	174,485
Lion Corp.	8,200	78,462
Pigeon Corp.	2,400	32,432
Reckitt Benckiser Group plc	11,234	843,838
Sano-Brunos Enterprises Ltd.(a)	308	17,697
Unicharm Corp.	8,200	303,979

		1,794,061

Independent Power and Renewable Electricity Producers - 0.3%
Boralex, Inc., Class A	2,081	53,944
Brookfield Renewable Corp., Class A	2,068	64,573
Capital Power Corp.(a)	1,845	57,666
Corp. ACCIONA Energias Renovables SA(a)	1,276	40,264
Doral Group Renewable Energy Resources Ltd.*	34,563	75,463
Drax Group plc	9,389	73,062
EDP Renovaveis SA	3,946	75,571
Electric Power Development Co. Ltd.	3,100	49,092
Encavis AG*	2,296	38,592
Enlight Renewable Energy Ltd.*	1,428	27,627
ERG SpA	704	20,290
Greenvolt-Energias Renovaveis SA*(a)	6,900	48,308
Grenergy Renovables SA*(a)	861	26,049
Innergex Renewable Energy, Inc.	9,635	94,795
Meridian Energy Ltd.	20,828	73,172
Neoen SA(a)(b)	1,514	49,911
Northland Power, Inc.	3,566	69,112
RENOVA, Inc.*	1,000	10,572
RWE AG	10,578	456,364
Scatec ASA(b)	8,405	70,287
Solaria Energia y Medio Ambiente SA*	4,811	75,455
TransAlta Corp.	11,849	121,078
TransAlta Renewables, Inc.(a)	7,380	75,244
Uniper SE*	7,462	46,698
Voltalia SA (Registered)*	2,112	36,792

		1,829,981

Industrial Conglomerates - 1.1%
Aker ASA, Class A	264	16,806

Investments	Shares	Value ($)
Arad Investment & Industrial Development Ltd.	943	117,140
Bonheur ASA	6,191	156,053
Brookfield Business Corp., Class A(a)	9,922	203,302
CK Hutchison Holdings Ltd.	61,356	378,425
DCC plc	2,132	123,743
Hikari Tsushin, Inc.	400	59,319
Hitachi Ltd.	16,400	1,073,249
Investment AB Latour, Class B	2,024	40,836
Italmobiliare SpA	1,024	28,225
Jardine Cycle & Carriage Ltd.	4,100	105,850
Jardine Matheson Holdings Ltd.	5,800	286,404
Keihan Holdings Co. Ltd.	2,500	70,840
Keppel Corp. Ltd.	20,500	113,940
Lifco AB, Class B	4,576	92,456
Nisshinbo Holdings, Inc.	56,700	487,266
Nolato AB, Class B	11,029	45,659
Noritsu Koki Co. Ltd.	4,100	71,075
NWS Holdings Ltd.	44,000	50,383
Siemens AG (Registered)	11,521	1,968,630
Smiths Group plc	5,370	117,389
Storskogen Group AB, Class B(a)	558,871	576,290
TOKAI Holdings Corp.(a)	4,100	26,144
Toshiba Corp.	5,700	184,103

		6,393,527

Industrial REITs - 0.3%
AIMS APAC REIT, REIT	55,165	51,933
ARGAN SA, REIT	533	40,372
CapitaLand Ascendas REIT, REIT	60,035	127,051
Centuria Industrial REIT, REIT(a)	20,824	44,623
CRE Logistics REIT, Inc., REIT	44	54,350
Dream Industrial REIT, REIT(a)	7,093	76,467
ESR-LOGOS REIT, REIT	188,600	49,004
GLP J-REIT, REIT(a)	74	72,969
Goodman Group, REIT	25,707	355,807
Goodman Property Trust, REIT(a)	19,085	26,843
Granite REIT, REIT(a)	484	28,476
Japan Logistics Fund, Inc., REIT(a)	19	40,185
LaSalle Logiport REIT, REIT	44	47,103
LondonMetric Property plc, REIT(a)	63,345	150,617
Mapletree Industrial Trust, REIT	35,086	59,190
Mapletree Logistics Trust, REIT	61,515	78,295
Montea NV, REIT	672	54,605
Nippon Prologis REIT, Inc., REIT	41	83,887
Property for Industry Ltd., REIT	26,697	41,205
Segro plc, REIT	21,566	211,716
Tritax Big Box REIT plc, REIT	33,836	60,122
Urban Logistics REIT plc, REIT(a)	29,257	45,850
Warehouses De Pauw CVA, REIT	3,077	91,192

		1,891,862

Insurance - 4.1%
Admiral Group plc	4,387	120,172
Aegon NV(a)	31,078	169,406
Ageas SA/NV	3,690	156,756
AIA Group Ltd.	179,200	1,778,512
Allianz SE (Registered)	8,733	2,093,251
Alm Brand A/S(a)	57,708	92,291
ASR Nederland NV	3,374	153,599

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Assicurazioni Generali SpA	26,117	558,053
AUB Group Ltd.	5,876	113,560
Aviva plc	60,639	303,034
AXA SA	43,378	1,337,705
Baloise Holding AG (Registered)	984	153,017
Beazley plc	14,268	100,693
Clal Insurance Enterprises Holdings Ltd.*(a)	4,387	67,081
Coface SA	38,253	561,782
Conduit Holdings Ltd.	58,630	366,243
Dai-ichi Life Holdings, Inc.	20,500	419,220
Definity Financial Corp.	1,025	25,846
Direct Line Insurance Group plc	10,332	20,000
Fairfax Financial Holdings Ltd.(a)	533	426,011
Gjensidige Forsikring ASA	943	14,933
Great-West Lifeco, Inc.	5,912	178,629
Grupo Catalana Occidente SA	704	23,596
Hannover Rueck SE	1,025	219,412
Harel Insurance Investments & Financial Services Ltd.	3,957	31,354
Helvetia Holding AG (Registered)	880	130,754
Hiscox Ltd.	5,060	70,248
iA Financial Corp., Inc.	2,378	165,055
Insurance Australia Group Ltd.	25,707	102,723
Intact Financial Corp.	2,788	412,635
Japan Post Holdings Co. Ltd.	45,100	329,806
Japan Post Insurance Co. Ltd.	4,400	71,181
Just Group plc	366,950	388,568
Lancashire Holdings Ltd.	83,599	642,149
Legal & General Group plc	128,002	384,395
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	40,084	39,024
Manulife Financial Corp.	38,089	762,793
Mapfre SA	22,440	46,786
Medibank Pvt Ltd.	48,899	115,657
Menora Mivtachim Holdings Ltd.	492	10,539
Migdal Insurance & Financial Holdings Ltd.	142,188	176,588
MS&AD Insurance Group Holdings, Inc.	9,600	357,568
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,034	1,146,044
nib holdings Ltd.	11,260	62,825
NN Group NV	5,932	228,127
Phoenix Group Holdings plc	14,350	101,586
Phoenix Holdings Ltd. (The)	5,085	52,451
Poste Italiane SpA(b)	11,425	130,942
Power Corp. of Canada	12,063	342,392
Powszechny Zaklad Ubezpieczen SA	12,439	126,209
Protector Forsikring ASA	4,092	67,145
Prudential plc	41,656	580,184
PSC Insurance Group Ltd.	14,212	45,011
QBE Insurance Group Ltd.(a)	30,996	329,383
Sampo OYJ, Class A	6,683	295,397
SCOR SE	3,124	93,583
Sompo Holdings, Inc.	8,200	363,079
Steadfast Group Ltd.	17,908	70,352
Storebrand ASA	12,259	107,412

Investments	Shares	Value ($)
Sun Life Financial, Inc.	12,546	661,495
Suncorp Group Ltd.	27,306	261,834
Swiss Life Holding AG (Registered)	656	418,339
Swiss Re AG	6,273	657,802
T&D Holdings, Inc.	12,300	200,065
Talanx AG	968	59,447
Tokio Marine Holdings, Inc.	45,100	1,034,494
Topdanmark A/S(a)	880	40,021
Trisura Group Ltd.*	3,061	78,510
Tryg A/S	5,002	99,088
Unipol Gruppo SpA	6,080	33,960
UnipolSai Assicurazioni SpA(a)	11,528	29,716
Wuestenrot & Wuerttembergische AG	7,011	121,670
Zurich Insurance Group AG	2,378	1,154,366

		22,683,554

Interactive Media & Services - 0.2%
Adevinta ASA*	1,107	8,201
Auto Trader Group plc(b)	14,842	123,363
Baltic Classifieds Group plc	16,280	41,474
Better Collective A/S*	2,464	56,749
carsales.com Ltd.(a)	6,842	114,617
Domain Holdings Australia Ltd.(a)	12,956	35,445
Hemnet Group AB	2,993	53,124
Infocom Corp.	1,600	27,140
Kakaku.com, Inc.	1,600	23,908
Karnov Group AB*	5,418	25,679
Moneysupermarket.com Group plc	29,179	103,018
New Work SE	159	18,758
REA Group Ltd.(a)	1,056	112,096
Rightmove plc	13,244	97,198
Scout24 SE(b)	1,232	81,745
SEEK Ltd.(a)	5,397	90,556
Wirtualna Polska Holding SA(b)	1,107	32,146
Z Holdings Corp.	39,500	110,037

		1,155,254

IT Services - 1.2%
Addnode Group AB, Class B	9,676	74,176
Adesso SE	220	25,760
Alten SA	616	88,971
Atea ASA	2,420	32,916
Atos SE*	40,590	422,822
Bechtle AG	1,364	60,200
BIPROGY, Inc.	1,100	26,989
CANCOM SE	1,981	57,225
Capgemini SE	2,378	432,214
CGI, Inc.*	3,239	329,744
Change Holdings, Inc.(a)	3,500	46,263
Computacenter plc	1,092	30,826
Data#3 Ltd.	12,760	64,573
Digital Garage, Inc.	1,300	37,834
DTS Corp.	2,100	49,588
Econocom Group SA/NV	35,152	101,737
FDM Group Holdings plc	5,818	40,872
Formula Systems 1985 Ltd.	389	28,339
Fujitsu Ltd.	2,600	336,437
Future Corp.	3,400	37,068
GFT Technologies SE	924	26,875
GMO internet group, Inc.	1,200	23,822

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Indra Sistemas SA(a)	46,740	681,269
Itochu Techno-Solutions Corp.	2,400	60,845
Kainos Group plc	4,469	75,326
Keywords Studios plc	4,346	98,527
KNOW IT AB	1,144	16,201
Kontron AG	3,168	69,124
Matrix IT Ltd.	12,013	241,004
Megaport Ltd.*(a)	10,561	72,589
NEC Corp.	4,100	207,280
NEC Networks & System Integration Corp.(a)	2,400	31,655
NET One Systems Co. Ltd.	2,300	50,523
Netcompany Group A/S*(a)(b)	1,886	87,809
NEXTDC Ltd.*	12,078	103,769
Nomura Research Institute Ltd.	6,445	182,853
NS Solutions Corp.	800	21,002
NTT Data Group Corp.	9,800	136,261
Obic Co. Ltd.	800	131,025
One Software Technologies Ltd.	123	1,638
Otsuka Corp.	2,500	104,114
Reply SpA	484	52,616
SCSK Corp.	2,700	44,896
Secunet Security Networks AG	123	28,275
SHIFT, Inc.*	300	70,946
Shopify, Inc., Class A*	18,040	1,220,895
Simplex Holdings, Inc.	4,100	82,704
Societe pour l’Informatique Industrielle	656	38,478
Softcat plc	369	7,122
Sopra Steria Group SACA	396	86,318
SUNeVision Holdings Ltd.	90,000	46,623
TechMatrix Corp.	3,300	36,233
TietoEVRY OYJ	2,254	57,655
TIS, Inc.	4,600	116,651

		6,637,477

Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	8,700	196,803
Beneteau SA	13,817	226,376
BRP, Inc.	12,833	1,182,732
Games Workshop Group plc	684	102,528
MIPS AB(b)	1,517	68,808
Mizuno Corp.	8,200	214,985
Sanlorenzo SpA(a)	984	38,297
Sega Sammy Holdings, Inc.	2,600	56,875
Shimano, Inc.	1,100	166,843
Spin Master Corp.(b)	1,936	51,715
Technogym SpA(b)	4,905	45,400
Thule Group AB(b)	2,024	63,258
Tomy Co. Ltd.	4,600	62,292
Universal Entertainment Corp.(a)	300	5,424
Yamaha Corp.	2,800	108,390
Yonex Co. Ltd.	5,600	54,707

		2,645,433

Life Sciences Tools & Services - 0.4%
AddLife AB, Class B	6,847	55,845
Bachem Holding AG	328	30,403
Biotage AB	3,690	45,513
Chemometec A/S*	902	60,665
Eurofins Scientific SE(a)	2,050	141,445

Investments	Shares	Value ($)
Evotec SE*	3,042	80,394
Gerresheimer AG	574	68,159
Lonza Group AG (Registered)	1,148	669,054
Oxford Nanopore Technologies plc*(a)	35,096	119,122
QIAGEN NV*	3,549	166,887
Sartorius AG (Preference)	410	169,653
Sartorius Stedim Biotech	410	128,607
Siegfried Holding AG (Registered)	88	78,117
SKAN Group AG	451	41,518
Tecan Group AG (Registered)	220	87,914
Wuxi Biologics Cayman, Inc.*(b)	57,500	325,150

		2,268,446

Machinery - 3.5%
Aalberts NV	1,454	65,775
Alfa Laval AB	4,920	184,439
Alstom SA	6,601	202,472
Amada Co. Ltd.	7,200	70,819
ANDRITZ AG	1,517	80,384
Atlas Copco AB, Class A	36,941	526,297
Atlas Copco AB, Class B	25,871	319,956
ATS Corp.*	1,476	67,058
AutoStore Holdings Ltd.*(a)(b)	15,006	37,513
Beijer Alma AB	2,304	42,232
Bodycote plc	11,283	100,460
Bucher Industries AG (Registered)	82	36,703
Burckhardt Compression Holding AG	132	78,117
Bystronic AG(a)	55	38,767
Cargotec OYJ, Class B	684	32,745
CKD Corp.(a)	4,100	62,273
CNH Industrial NV	20,213	292,167
Concentric AB	902	16,139
Construcciones y Auxiliar de Ferrocarriles SA	6,273	214,405
Daetwyler Holding AG	176	35,003
Daifuku Co. Ltd.	6,900	147,392
Daimler Truck Holding AG	11,726	441,508
Danieli & C Officine Meccaniche SpA(a)	4,305	106,796
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	13,899	267,870
DMG Mori Co. Ltd.	2,100	35,672
Duerr AG	3,321	103,915
Ebara Corp.(a)	1,100	51,903
Electrolux Professional AB, Class B	13,038	73,581
Epiroc AB, Class A	11,685	233,644
Epiroc AB, Class B	3,444	58,605
FANUC Corp.	15,500	474,338
FLSmidth & Co. A/S(a)	2,870	136,297
Fluidra SA	912	20,231
Fuji Corp.	1,000	18,296
Fujitec Co. Ltd.(a)	2,400	61,689
GEA Group AG	3,034	129,089
Georg Fischer AG (Registered)	1,554	106,576
Giken Ltd.(a)	1,200	17,711
Glory Ltd.	4,200	86,377
Harmonic Drive Systems, Inc.	1,500	41,280
Hitachi Construction Machinery Co. Ltd.	2,800	83,894

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hitachi Zosen Corp.	61,500	404,719
Hoshizaki Corp.	2,400	92,027
Husqvarna AB, Class B	7,480	73,572
IHI Corp.	2,500	61,444
IMI plc	3,784	79,311
Indutrade AB(a)	5,016	105,452
Interpump Group SpA	1,584	86,414
Iveco Group NV*	71,832	683,165
Japan Steel Works Ltd. (The)(a)	900	18,718
Jungheinrich AG (Preference)	3,036	113,944
Kardex Holding AG (Registered)	264	66,240
Kawasaki Heavy Industries Ltd.	2,800	71,379
KION Group AG	1,419	59,639
Kitz Corp.(a)	28,700	213,513
Komatsu Ltd.	20,500	571,945
Komax Holding AG (Registered)	258	63,693
Kone OYJ, Class B	5,740	295,168
Konecranes OYJ	1,394	50,781
Krones AG	246	29,727
KSB SE & Co. KGaA (Preference)	287	182,265
Kubota Corp.	16,400	247,535
Kurita Water Industries Ltd.	2,500	100,454
Kyokuto Kaihatsu Kogyo Co. Ltd.(a)	12,300	157,819
Makino Milling Machine Co. Ltd.(a)	8,200	328,392
Makita Corp.	4,600	129,084
Manitou BF SA	4,059	117,475
Max Co. Ltd.	2,800	52,421
Meidensha Corp.	16,400	244,361
METAWATER Co. Ltd.	4,100	52,866
Metso OYJ	12,669	144,222
MINEBEA MITSUMI, Inc.	7,311	135,229
MISUMI Group, Inc.	4,100	74,869
Mitsubishi Heavy Industries Ltd.	8,200	388,473
Mitsubishi Logisnext Co. Ltd.	4,300	38,648
Mitsuboshi Belting Ltd.(a)	1,300	41,174
Miura Co. Ltd.	2,100	52,943
Morgan Advanced Materials plc	19,516	68,551
Morita Holdings Corp.	16,400	178,682
Nabtesco Corp.	2,900	61,437
Nachi-Fujikoshi Corp.(a)	8,200	221,333
NGK Insulators Ltd.(a)	4,100	50,269
Nikkiso Co. Ltd.	4,100	26,116
Nitta Corp.	8,200	187,282
Noritake Co. Ltd.	4,100	159,868
NTN Corp.(a)	184,500	413,852
OC Oerlikon Corp. AG (Registered)	63,837	348,624
Organo Corp.	8,200	237,493
OSG Corp.	1,600	21,301
Palfinger AG	787	23,124
Pfeiffer Vacuum Technology AG	220	36,530
Rational AG	55	41,266
Rotork plc	13,640	54,124
Sandvik AB	14,719	299,493
Schindler Holding AG	658	160,316
Schindler Holding AG (Registered)	123	28,606
Seatrium Ltd.*	649,543	68,975
SFS Group AG	220	26,242
Shibaura Machine Co. Ltd.	8,200	262,021
Shibuya Corp.	8,200	151,672

Investments	Shares	Value ($)
Shima Seiki Manufacturing Ltd.	4,100	56,040
Shinmaywa Industries Ltd.	20,500	206,905
SKF AB, Class A(a)	1,408	27,068
SKF AB, Class B	5,904	112,714
SMC Corp.	900	469,700
Spirax-Sarco Engineering plc	1,148	164,324
Stabilus SE	1,516	86,665
Stadler Rail AG(a)	1,056	42,710
Star Micronics Co. Ltd.	12,300	153,144
Sulzer AG (Registered)	697	68,747
Sumitomo Heavy Industries Ltd.	3,300	81,130
Tadano Ltd.	8,900	69,719
Takeuchi Manufacturing Co. Ltd.	4,100	128,269
Takuma Co. Ltd.	28,900	316,094
Techtronic Industries Co. Ltd.	26,500	299,194
THK Co. Ltd.(a)	1,700	34,041
Tocalo Co. Ltd.	3,800	38,620
TOMRA Systems ASA	3,872	59,746
Toyota Industries Corp.	4,100	296,073
Trelleborg AB, Class B	4,682	124,898
Troax Group AB	1,806	32,588
Tsubakimoto Chain Co.	10,400	277,055
Tsugami Corp.	20,500	179,635
Union Tool Co.	500	11,578
Valmet OYJ(a)	3,228	85,808
VAT Group AG(b)	451	192,554
Vesuvius plc	78,597	446,981
Volvo AB, Class A	3,212	72,937
Volvo AB, Class B	34,850	769,635
Wacker Neuson SE	10,537	274,175
Wartsila OYJ Abp	5,720	72,053
Weir Group plc (The)	3,920	92,551
Yaskawa Electric Corp.(a)	4,100	178,076

		19,478,073

Marine Transportation - 0.7%
AP Moller - Maersk A/S, Class A	65	131,071
AP Moller - Maersk A/S, Class B	123	253,577
Clarkson plc	1,408	50,544
D/S Norden A/S	8,241	414,287
Dfds A/S	11,726	421,555
Golden Ocean Group Ltd.	4,796	37,604
Gram Car Carriers ASA(a)	4,879	77,261
Hoegh Autoliners ASA	16,728	96,980
Iino Kaiun Kaisha Ltd.(a)	36,900	238,416
Irish Continental Group plc	7,708	40,963
Kawasaki Kisen Kaisha Ltd.(a)	6,000	180,828
Kuehne + Nagel International AG (Registered)	820	257,678
Mitsui OSK Lines Ltd.(a)	9,300	240,551
MPC Container Ships ASA	117,342	219,570
Nippon Yusen KK(a)	12,300	298,497
NS United Kaiun Kaisha Ltd.(a)	4,100	110,522
Odfjell SE, Class A(a)	12,054	110,335
Pacific Basin Shipping Ltd.	1,845,000	598,542
SITC International Holdings Co. Ltd.	24,000	52,316
Stolt-Nielsen Ltd.	1,435	35,533
Wallenius Wilhelmsen ASA	2,952	20,543

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Wilh Wilhelmsen Holding ASA, Class A	5,453	149,309
Wilh Wilhelmsen Holding ASA, Class B	2,091	54,153

		4,090,635

Media - 1.0%
4imprint Group plc	1,517	86,565
Ascential plc*	26,292	70,769
Atresmedia Corp. de Medios de Comunicacion SA(a)	33,661	139,842
Cogeco Communications, Inc.(a)	5,740	291,350
CyberAgent, Inc.(a)	6,300	39,814
Dentsu Group, Inc.(a)	4,100	137,128
Eutelsat Communications SA(a)	57,072	385,414
Future plc	40,631	438,350
Hakuhodo DY Holdings, Inc.(a)	4,700	54,020
Informa plc(a)	19,680	191,986
IPSOS	13,571	680,205
ITV plc	35,424	32,971
JCDecaux SE*	968	18,197
Kadokawa Corp.	2,200	54,520
Lagardere SA(a)	1,722	39,586
Metropole Television SA	24,518	347,365
MFE-MediaForEurope NV, Class A	397,700	211,086
MFE-MediaForEurope NV, Class B(a)	107,794	83,432
Next 15 Group plc	5,104	41,701
Nine Entertainment Co. Holdings Ltd.(a)	34,440	49,664
oOh!media Ltd.	47,520	44,670
ProSiebenSat.1 Media SE	63,427	633,019
Publicis Groupe SA	3,813	308,659
Quebecor, Inc., Class B(a)	2,728	66,902
RTL Group SA(a)	1,056	45,780
S4 Capital plc*(a)	22,509	30,583
Sanoma OYJ	3,895	30,920
Schibsted ASA, Class A	2,870	61,590
SES SA, Class A, ADR	25,666	166,676
SKY Perfect JSAT Holdings, Inc.(a)	48,100	200,755
Stroeer SE & Co. KGaA	620	30,091
Television Francaise 1(a)	31,324	256,950
TV Asahi Holdings Corp.	8,400	105,946
TX Group AG	205	23,412
Viaplay Group AB, Class B*	1,188	5,169
Vivendi SE	11,795	105,623
WPP plc	22,796	249,778
YouGov plc	4,715	58,846

		5,819,334

Metals & Mining - 5.0%
Acerinox SA	70,356	742,510
Agnico Eagle Mines Ltd.	7,733	406,140
Alamos Gold, Inc., Class A	3,999	49,492
Alleima AB	77,572	337,308
Allkem Ltd.*	8,316	83,047
Alumina Ltd.(a)	7,667	7,388
AMG Critical Materials NV	11,480	470,597
Anglo American plc	28,864	889,081
Antofagasta plc	5,371	115,925
Aperam SA	1,615	51,139

Investments	Shares	Value ($)
ArcelorMittal SA	11,439	331,697
ARE Holdings, Inc.(a)	28,700	385,414
Aurubis AG	738	69,602
AVZ Minerals Ltd.*‡(a)	111,012	19,449
Aya Gold & Silver, Inc.*	5,002	31,922
B2Gold Corp.	27,675	96,087
Barrick Gold Corp.	26,978	468,096
Bekaert SA	12,423	594,723
Bellevue Gold Ltd.*	49,941	48,796
BHP Group Ltd.	109,347	3,390,177
BlueScope Steel Ltd.	10,209	150,245
Boliden AB	5,863	173,030
Capricorn Metals Ltd.*(a)	19,272	57,790
Capstone Copper Corp.*	7,626	39,919
Centamin plc	422,751	524,079
Centerra Gold, Inc.	17,010	109,329
Chalice Mining Ltd.*(a)	6,068	24,166
Champion Iron Ltd.	6,468	26,064
Chubu Steel Plate Co. Ltd.(a)	8,200	120,853
Core Lithium Ltd.*(a)	98,236	42,366
De Grey Mining Ltd.*	86,240	77,581
Deterra Royalties Ltd.(a)	29,807	94,402
Dowa Holdings Co. Ltd.	1,100	35,521
Dundee Precious Metals, Inc.	69,618	485,012
Eldorado Gold Corp.*	9,840	96,662
Emerald Resources NL*	21,402	32,737
Endeavour Mining plc	3,344	80,888
Equinox Gold Corp.*(a)	14,247	74,902
Eramet SA	3,813	321,608
ERO Copper Corp.*	4,268	102,789
Evolution Mining Ltd.(a)	35,786	89,223
Falcon Metals Ltd.*	1	—	(d)
Ferrexpo plc*	106,641	125,958
Filo Corp.*	4,428	83,901
First Majestic Silver Corp.(a)	14,596	97,584
First Quantum Minerals Ltd.	9,143	271,668
Fortescue Metals Group Ltd.	37,802	552,252
Fortuna Silver Mines, Inc.*	9,512	33,965
Franco-Nevada Corp.	2,958	432,424
Fresnillo plc	3,872	30,798
Glencore plc	220,539	1,343,729
Gold Road Resources Ltd.(a)	59,159	62,786
Granges AB	39,073	399,748
Grupa Kety SA*	308	53,433
Hill & Smith plc	3,280	66,595
Hudbay Minerals, Inc.(a)	103,525	618,201
IAMGOLD Corp.*	25,911	70,868
IGO Ltd.(a)	10,332	96,079
Iluka Resources Ltd.	9,909	68,241
Imdex Ltd.	25,872	34,170
Ivanhoe Mines Ltd., Class A*	10,250	108,866
Jastrzebska Spolka Weglowa SA*	19,639	201,080
JFE Holdings, Inc.	12,300	198,853
K92 Mining, Inc.*(a)	16,544	78,305
KGHM Polska Miedz SA	1,476	45,836
Kinross Gold Corp.	22,985	114,729
Kobe Steel Ltd.	11,000	120,158
Kyoei Steel Ltd.(a)	8,200	123,335
Labrador Iron Ore Royalty Corp.	23,206	558,178

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Liontown Resources Ltd.*	27,470	49,794
Lithium Americas Corp.*(a)	2,508	50,722
Lundin Gold, Inc.	6,342	85,186
Lundin Mining Corp.	12,726	113,990
Lynas Rare Earths Ltd.*(a)	13,899	63,032
MAG Silver Corp.*	4,656	56,314
Maruichi Steel Tube Ltd.	2,000	47,382
Mineral Resources Ltd.(a)	2,952	142,089
Mitsubishi Materials Corp.	4,100	73,326
Mitsui Mining & Smelting Co. Ltd.	20,500	484,509
Newcrest Mining Ltd.	14,350	255,378
Nickel Industries Ltd.	729,800	405,715
Nippon Light Metal Holdings Co. Ltd.	20,500	218,880
Nippon Steel Corp.	20,215	461,838
Nittetsu Mining Co. Ltd.(a)	4,100	146,593
Norsk Hydro ASA	29,930	196,447
Northern Star Resources Ltd.	17,556	136,165
Novagold Resources, Inc.*	7,749	34,970
OceanaGold Corp.	249,854	523,910
Orla Mining Ltd.*(a)	10,780	50,450
OSAKA Titanium Technologies Co. Ltd.(a)	1,300	32,756
Osisko Gold Royalties Ltd.(a)	9,030	134,121
Osisko Mining, Inc.*	17,794	42,449
Outokumpu OYJ(a)	7,392	38,370
Pan American Silver Corp.(a)	6,800	115,309
Perseus Mining Ltd.	37,802	44,195
Pilbara Minerals Ltd.	35,307	115,151
Regis Resources Ltd.(a)	40,098	45,259
Resolute Mining Ltd.*	109,347	26,526
Rio Tinto Ltd.	8,159	643,644
Rio Tinto plc	23,370	1,548,554
Salzgitter AG	13,899	482,717
Sandfire Resources Ltd.*(a)	11,931	54,188
Sandstorm Gold Ltd.	13,772	76,903
Sanyo Special Steel Co. Ltd.	8,600	172,569
Sayona Mining Ltd.*	407,175	39,784
Seabridge Gold, Inc.*	5,588	71,323
Silver Lake Resources Ltd.*	2,337	1,402
SilverCrest Metals, Inc.*(a)	9,416	54,010
Sims Ltd.	3,192	32,479
South32 Ltd.	102,254	267,347
SSAB AB, Class A	6,150	39,086
SSAB AB, Class B	12,333	75,518
SSR Mining, Inc.	3,864	56,393
Stelco Holdings, Inc.	12,464	455,285
Straits Trading Co. Ltd.	53,300	84,699
Sumitomo Metal Mining Co. Ltd.	5,900	204,058
Teck Resources Ltd., Class B	9,922	441,581
thyssenkrupp AG	8,316	66,290
Toho Titanium Co. Ltd.(a)	1,700	24,253
Tokyo Steel Manufacturing Co. Ltd.(a)	4,100	49,576
UACJ Corp.(a)	11,100	222,109
voestalpine AG(a)	1,880	62,391
Vulcan Energy Resources Ltd.*	6,732	20,141
Wesdome Gold Mines Ltd.*	8,888	47,335
West African Resources Ltd.*	352,231	212,429
Wheaton Precious Metals Corp.	6,929	311,272
Yamato Kogyo Co. Ltd.	1,300	62,118

Investments	Shares	Value ($)
Yodogawa Steel Works Ltd.(a)	11,100	266,016
Zimplats Holdings Ltd.	2,255	40,116

		27,715,908

Multi-Utilities - 0.7%
A2A SpA	29,479	56,407
ACEA SpA	1,552	19,062
AGL Energy Ltd.	12,344	101,396
Algonquin Power & Utilities Corp.(a)	11,661	96,389
Atco Ltd., Class I	1,968	56,278
Canadian Utilities Ltd., Class A(a)	1,628	40,618
Centrica plc	133,045	236,317
E.ON SE	51,127	648,538
Engie SA	40,426	664,653
Hera SpA	19,272	60,005
Iren SpA	221,523	449,646
National Grid plc	59,901	794,994
REN - Redes Energeticas Nacionais SGPS SA	17,917	49,090
Sembcorp Industries Ltd.	16,300	66,904
Telecom Plus plc	4,728	101,226
Veolia Environnement SA	14,924	487,052

		3,928,575

Office REITs - 0.4%
Allied Properties REIT, REIT	23,616	393,645
Centuria Office REIT, REIT	196,759	192,250
Champion REIT, REIT	108,000	39,745
CLS Holdings plc, REIT	14,403	25,907
Covivio SA, REIT	1,804	87,397
Cromwell Property Group, REIT(a)	610,900	226,410
Derwent London plc, REIT	2,870	78,137
Dexus, REIT(a)	14,476	80,183
Gecina SA, REIT	1,148	124,484
Global One Real Estate Investment Corp., REIT(a)	48	39,696
Great Portland Estates plc, REIT	6,806	37,445
Ichigo Office REIT Investment Corp., REIT	41	25,567
Japan Excellent, Inc., REIT(a)	41	38,062
Japan Prime Realty Investment Corp., REIT	13	32,390
Japan Real Estate Investment Corp., REIT(a)	24	96,622
Kenedix Office Investment Corp., REIT	18	42,821
Keppel REIT, REIT	69,733	47,791
Mirai Corp., REIT	88	28,398
Mori Hills REIT Investment Corp., REIT(a)	16	16,295
Nippon Building Fund, Inc., REIT(a)	24	100,676
One REIT, Inc., REIT(a)	14	25,551
Orix JREIT, Inc., REIT	49	62,388
Precinct Properties New Zealand Ltd., REIT(a)	103,566	86,691
Workspace Group plc, REIT	8,954	57,212

		1,985,763

Oil, Gas & Consumable Fuels - 6.3%
Advantage Energy Ltd.*	55,227	390,208
Africa Oil Corp.(a)	148,200	351,289

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Aker BP ASA(a)	6,319	176,956
Ampol Ltd.	5,494	121,615
ARC Resources Ltd.	15,047	227,720
Athabasca Oil Corp.*	215,127	555,694
Baytex Energy Corp.*	244,237	987,154
Beach Energy Ltd.	39,336	42,808
Birchcliff Energy Ltd.(a)	93,398	559,146
Bluenord ASA*(a)	9,635	423,820
Boss Energy Ltd.*(a)	21,197	41,565
BP plc	397,659	2,471,260
BRIGHTOIL*‡	50,147	—
BW Energy Ltd.*	31,577	93,640
BW LPG Ltd.(b)	29,766	319,242
Cameco Corp.	6,765	238,272
Canadian Natural Resources Ltd.	24,354	1,483,721
Cardinal Energy Ltd.(a)	41,615	227,005
Cenovus Energy, Inc.(a)	29,725	566,384
Cool Co. Ltd.	11,111	151,566
Cosmo Energy Holdings Co. Ltd.	1,600	49,561
Crescent Point Energy Corp.	12,474	101,308
CropEnergies AG	9,881	99,574
Denison Mines Corp.*	53,196	69,513
Diversified Energy Co. plc(a)(b)	342,801	418,130
DNO ASA(a)	305,573	332,562
Enbridge, Inc.	30,873	1,137,112
ENEOS Holdings, Inc.	57,400	208,220
Energean plc	4,182	62,309
Energy Fuels, Inc.*(a)	10,296	66,098
Enerplus Corp.	5,535	92,765
Eni SpA	54,161	829,086
Equinor ASA(a)	23,001	701,182
Equital Ltd.*(a)	6,519	197,155
Etablissements Maurel et Prom SA	20,951	99,051
Euronav NV	2,829	46,444
FLEX LNG Ltd.	1,176	37,338
Freehold Royalties Ltd.(a)	5,060	53,550
Frontera Energy Corp.*	18,573	151,124
Galp Energia SGPS SA	11,726	156,435
Gaztransport Et Technigaz SA	410	50,132
Gibson Energy, Inc.(a)	7,503	122,385
Hafnia Ltd.	7,872	42,914
Harbour Energy plc	13,992	47,977
Headwater Exploration, Inc.(a)	66,625	376,086
Idemitsu Kosan Co. Ltd.	5,882	124,198
Imperial Oil Ltd.(a)	4,346	234,560
Inpex Corp.	22,500	290,197
International Petroleum Corp.*	30,463	285,594
Itochu Enex Co. Ltd.	20,600	202,259
Iwatani Corp.	1,397	74,609
Japan Petroleum Exploration Co. Ltd.	1,700	58,390
Karoon Energy Ltd.*	198,604	298,439
Keyera Corp.(a)	3,108	77,945
Koninklijke Vopak NV	1,558	58,868
MEG Energy Corp.*(a)	4,928	88,021
Naphtha Israel Petroleum Corp. Ltd.	10,742	53,305
Neste OYJ(a)	6,355	234,444
New Hope Corp. Ltd.	17,010	60,864
NexGen Energy Ltd.*	22,550	110,844
NuVista Energy Ltd.*	60,762	525,796

Investments	Shares	Value ($)
GB Oil Refineries Ltd.	691,465	221,766
Okeanis Eco Tankers Corp.(b)	4,920	119,638
OMV AG	2,829	127,884
ORLEN SA*	12,091	216,389
Paladin Energy Ltd.*	151,044	74,809
Paramount Resources Ltd., Class A	2,772	65,644
Parex Resources, Inc.	37,925	841,625
Parkland Corp.	3,977	108,803
Paz Oil Co. Ltd.*(a)	575	62,749
Pembina Pipeline Corp.	8,364	265,297
Peyto Exploration & Development Corp.(a)	62,853	543,413
PrairieSky Royalty Ltd.(a)	3,977	79,193
Repsol SA	28,249	432,929
San-Ai Obbli Co. Ltd.(a)	20,500	233,164
Santos Ltd.	69,495	372,760
Saras SpA(a)	202,868	290,662
Serica Energy plc	101,434	312,180
Shell plc	153,463	4,671,742
Spartan Delta Corp.	8,979	29,606
Strike Energy Ltd.*	129,355	38,789
Suncor Energy, Inc.	27,716	868,803
Tamarack Valley Energy Ltd.(a)	153,627	421,344
TC Energy Corp.(a)	15,826	568,233
Topaz Energy Corp.	3,731	60,801
TORM plc, Class A	9,799	241,811
TotalEnergies SE	51,086	3,112,512
Tourmaline Oil Corp.(a)	6,658	345,685
United Energy Group Ltd.	358,000	44,987
Var Energi ASA(a)	7,339	22,416
VERBIO Vereinigte BioEnergie AG	1,107	54,069
Vermilion Energy, Inc.(a)	57,769	806,681
Viva Energy Group Ltd.(b)	17,630	37,422
Whitecap Resources, Inc.	12,558	100,464
Whitehaven Coal Ltd.	16,702	77,882
Woodside Energy Group Ltd.(a)	41,903	1,072,696

		34,700,257

Paper & Forest Products - 0.5%
Altri SGPS SA(a)	21,115	99,454
Canfor Corp.*	21,279	336,422
Daiken Corp.	8,200	135,339
Daio Paper Corp.(a)	3,745	32,197
Ence Energia y Celulosa SA(a)	11,726	35,786
Hokuetsu Corp.(a)	61,600	373,294
Holmen AB, Class B	1,540	59,431
Interfor Corp.*(a)	2,378	42,637
Metsa Board OYJ, Class B(a)	3,813	30,837
Mondi plc	12,382	217,542
Navigator Co. SA (The)	5,269	18,520
Nippon Paper Industries Co. Ltd.*	41,000	398,515
Oji Holdings Corp.	12,300	48,566
Semapa-Sociedade de Investimento e Gestao	4,873	70,920
Stella-Jones, Inc.	2,706	137,659
Stora Enso OYJ, Class A(a)	2,501	32,400
Stora Enso OYJ, Class R	10,209	125,560
Svenska Cellulosa AB SCA, Class A	2,068	27,475
Svenska Cellulosa AB SCA, Class B	6,314	84,006

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
UPM-Kymmene OYJ	8,364	277,574
West Fraser Timber Co. Ltd.	1,271	107,281

		2,691,415

Passenger Airlines - 0.2%
Air Canada*	5,192	95,852
Air France-KLM*(a)	36,777	63,681
Air New Zealand Ltd.*	11,968	5,884
ANA Holdings, Inc.*	2,400	57,534
Deutsche Lufthansa AG (Registered)*	11,748	118,881
easyJet plc*	6,806	39,608
Exchange Income Corp.(a)	2,255	88,041
Finnair OYJ*(a)	82,324	51,147
Japan Airlines Co. Ltd.	2,800	60,619
JET2 plc	4,018	58,108
Norwegian Air Shuttle ASA*	167,034	167,422
Qantas Airways Ltd.*	22,968	101,065
Singapore Airlines Ltd.	16,799	95,268
Wizz Air Holdings plc*(b)	1,394	42,562

		1,045,672

Personal Care Products - 1.0%
Beiersdorf AG	1,640	213,004
Best World International Ltd.*	57,400	70,032
Blackmores Ltd.	1,320	84,260
euglena Co. Ltd.*(a)	4,400	27,252
Fancl Corp.	400	7,010
Haleon plc	76,506	331,042
Interparfums SA	159	11,500
Jamieson Wellness, Inc.(b)	2,330	53,778
Kao Corp.(a)	7,500	285,156
Kobayashi Pharmaceutical Co. Ltd.	900	49,523
Kose Corp.	700	68,581
L’Occitane International SA(a)	4,500	13,791
L’Oreal SA	3,895	1,817,404
Mandom Corp.	4,100	41,208
Milbon Co. Ltd.	1,000	36,001
Noevir Holdings Co. Ltd.	1,000	38,147
Pola Orbis Holdings, Inc.	2,000	29,364
PZ Cussons plc	17,220	36,735
Rohto Pharmaceutical Co. Ltd.(a)	4,100	87,437
Shiseido Co. Ltd.	6,400	280,630
Unilever plc	40,303	2,173,460

		5,755,315

Pharmaceuticals - 4.7%
ALK-Abello A/S, Class B*(a)	7,913	86,396
Almirall SA	4,564	43,930
Astellas Pharma, Inc.	28,700	420,259
AstraZeneca plc	24,026	3,457,934
Bausch Health Cos., Inc.*(a)	102,869	1,001,923
Bayer AG (Registered)	20,664	1,210,694
Camurus AB*	1,435	40,643
Chugai Pharmaceutical Co. Ltd.	9,300	276,945
COSMO Pharmaceuticals NV	741	38,296
Daiichi Sankyo Co. Ltd.	29,800	911,744
Dechra Pharmaceuticals plc	2,142	102,358
Eisai Co. Ltd.	4,500	284,290
Euroapi SA*	3,444	40,288
Faes Farma SA	17,897	62,157
Financiere de Tubize SA	510	40,036

Investments	Shares	Value ($)
GSK plc	59,409	1,058,369
H Lundbeck A/S, Class A	5,650	25,394
Haw Par Corp. Ltd.	8,200	59,348
Hikma Pharmaceuticals plc	3,884	104,395
Hutchmed China Ltd.*(a)	27,388	78,670
Indivior plc*	7,626	172,004
Ipsen SA	770	97,291
JCR Pharmaceuticals Co. Ltd.(a)	2,400	22,804
Kaken Pharmaceutical Co. Ltd.(a)	1,500	37,384
Kissei Pharmaceutical Co. Ltd.	1,400	29,659
Kyowa Kirin Co. Ltd.	4,300	82,199
Laboratorios Farmaceuticos Rovi SA	1,435	69,077
Merck KGaA	2,091	368,408
Mochida Pharmaceutical Co. Ltd.	900	20,935
Nippon Shinyaku Co. Ltd.(a)	1,400	56,698
Novartis AG (Registered)	37,146	3,902,505
Novo Nordisk A/S, Class B	24,969	4,034,610
Ono Pharmaceutical Co. Ltd.	8,200	150,143
Orion OYJ, Class A	352	13,758
Orion OYJ, Class B	1,855	71,460
Otsuka Holdings Co. Ltd.	8,300	305,233
Recordati Industria Chimica e Farmaceutica SpA	1,628	84,273
Roche Holding AG	451	150,359
Roche Holding AG - BR	10,742	3,353,274
Sanofi	17,548	1,878,453
Santen Pharmaceutical Co. Ltd.	4,500	39,337
Sawai Group Holdings Co. Ltd.(a)	16,400	409,192
Shionogi & Co. Ltd.	4,400	183,705
Sumitomo Pharma Co. Ltd.	3,600	14,934
Taisho Pharmaceutical Holdings Co. Ltd.	600	23,171
Takeda Pharmaceutical Co. Ltd.	24,600	751,609
Teva Pharmaceutical Industries Ltd.*	20,746	174,127
Torii Pharmaceutical Co. Ltd.(a)	800	20,327
Towa Pharmaceutical Co. Ltd.(a)	9,400	119,022
Tsumura & Co.	900	16,758
UCB SA	2,173	192,913
Vetoquinol SA	308	31,344
Virbac SA(a)	132	40,750
ZERIA Pharmaceutical Co. Ltd.	1,800	29,480

		26,291,265

Professional Services - 1.6%
Adecco Group AG (Registered)	2,378	97,139
AFRY AB	2,640	36,707
ALS Ltd.	8,712	68,921
APM Human Services International Ltd.(a)	104,468	140,088
Applus Services SA	50,840	547,084
Arcadis NV	1,189	52,306
BayCurrent Consulting, Inc.	1,400	45,208
Bell System24 Holdings, Inc.(a)	13,500	131,978
Benefit One, Inc.	1,000	10,322
Bureau Veritas SA	5,863	161,477
Computershare Ltd.	8,897	150,361
Danel Adir Yeoshua Ltd.(a)	533	42,219
dip Corp.	1,400	35,325
DKSH Holding AG	660	53,487

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
en Japan, Inc.	2,000	39,513
Experian plc	14,883	576,200
Funai Soken Holdings, Inc.(a)	2,700	50,074
GlobalData plc	17,914	37,455
Hays plc	610,490	840,471
Hilan Ltd.	1,025	50,388
Infomart Corp.	17,600	52,399
Insource Co. Ltd.(a)	3,800	33,539
Intertek Group plc	2,214	124,258
IPH Ltd.	13,904	74,017
JAC Recruitment Co. Ltd.	1,300	25,811
Link Administration Holdings Ltd.	189,830	195,713
Majorel Group Luxembourg SA(a)	1,189	38,148
McMillan Shakespeare Ltd.	3,198	42,647
Meitec Corp.	2,400	43,708
Nihon M&A Center Holdings, Inc.(a)	4,800	27,466
Nomura Co. Ltd.	6,000	38,133
Open Up Group, Inc.(a)	4,400	68,936
Outsourcing, Inc.	36,900	376,713
Pagegroup plc	22,468	128,932
Persol Holdings Co. Ltd.	4,200	83,007
Randstad NV	2,419	142,101
Recruit Holdings Co. Ltd.	24,600	854,109
RELX plc	30,340	1,022,768
RWS Holdings plc	110,536	369,206
SGS SA (Registered)	3,485	339,474
SmartGroup Corp. Ltd.(a)	7,766	47,307
SMS Co. Ltd.	2,000	42,399
Synergie SE	2,870	104,264
TechnoPro Holdings, Inc.	1,100	28,437
Teleperformance	820	119,114
TELUS International CDA, Inc.*	2,214	20,689
Thomson Reuters Corp.	2,337	316,039
Tinexta Spa(a)	1,056	19,793
Transcosmos, Inc.(a)	8,200	200,845
Wolters Kluwer NV	3,895	490,424

		8,637,119

Real Estate Management & Development - 2.4%
Aeon Mall Co. Ltd.	1,990	24,602
AFI Properties Ltd.*(a)	2,460	100,115
Africa Israel Residences Ltd.(a)	2,173	106,762
Airport City Ltd.*	1,928	29,154
Allreal Holding AG (Registered)	366	67,555
Alony Hetz Properties & Investments Ltd.	7,216	60,861
Altus Group Ltd.	2,578	86,237
Amot Investments Ltd.	5,448	29,324
Aroundtown SA*(a)	333,371	518,625
Atrium Ljungberg AB, Class B(a)	792	15,557
Aura Investments Ltd.(a)	44,280	96,570
Azrieli Group Ltd.	532	30,378
Big Shopping Centers Ltd.*	287	27,097
Blue Square Real Estate Ltd.(a)	1,927	118,187
Bukit Sembawang Estates Ltd.	8,200	25,320
CA Immobilien Anlagen AG	572	18,321
Capitaland India Trust	55,054	47,267
CapitaLand Investment Ltd.	42,131	107,882
Castellum AB	10,865	124,031

Investments	Shares	Value ($)
Catena AB	924	35,544
Cibus Nordic Real Estate AB(a)	22,878	257,575
City Developments Ltd.	9,400	52,317
Citycon OYJ	7,298	45,422
CK Asset Holdings Ltd.	41,000	236,578
Colliers International Group, Inc.(a)	748	75,871
Corem Property Group AB, Class B(a)	193,438	130,708
Daito Trust Construction Co. Ltd.	1,900	204,469
Daiwa House Industry Co. Ltd.	15,300	415,883
Deutsche EuroShop AG	4,592	112,143
Deutsche Wohnen SE	1,012	25,440
Dios Fastigheter AB	7,480	51,112
Electra Real Estate Ltd.	1,476	18,613
Entra ASA(b)	2,068	20,248
ESR Group Ltd.(b)	32,800	57,199
Fabege AB(a)	5,412	46,974
Fastighets AB Balder, Class B*(a)	12,348	57,747
FastPartner AB, Class A	3,124	14,078
FirstService Corp.	676	106,065
G City Ltd.(a)	28,290	98,530
Gav-Yam Lands Corp. Ltd.	593	4,273
Goldcrest Co. Ltd.	4,100	55,694
Grainger plc(a)	41,287	133,761
Grand City Properties SA*(a)	28,823	238,341
Great Eagle Holdings Ltd.(a)	83,451	155,373
GuocoLand Ltd.	100,000	116,734
Hang Lung Group Ltd.	238,000	371,098
Hang Lung Properties Ltd.	44,000	68,268
Heiwa Real Estate Co. Ltd.	1,300	36,325
Henderson Land Development Co. Ltd.	33,239	102,291
Ho Bee Land Ltd.	76,800	113,945
Hufvudstaden AB, Class A	2,610	32,018
Hulic Co. Ltd.	8,200	69,805
Ichigo, Inc.	17,800	33,826
IES Holdings Ltd.*	943	65,661
IMMOFINANZ AG*	2,132	42,829
Intershop Holding AG	76	52,780
Israel Canada T.R Ltd.(a)	45,838	114,105
Isras Investment Co. Ltd.	533	109,738
IWG plc*	41,041	80,739
Jeudan A/S(a)	3,403	127,877
K Wah International Holdings Ltd.	369,000	120,655
Katitas Co. Ltd.(a)	1,100	20,222
Keihanshin Building Co. Ltd.	4,100	36,446
Kerry Properties Ltd.	16,500	35,544
Kojamo OYJ	3,579	35,041
Kowloon Development Co. Ltd.	123,000	129,329
LEG Immobilien SE*	574	40,731
Lendlease Corp. Ltd.(a)	14,582	84,799
Lifestyle Communities Ltd.(a)	1,107	12,950
Mega Or Holdings Ltd., REIT(a)	2,542	56,222
Melisron Ltd.	460	30,511
Mitsubishi Estate Co. Ltd.	16,400	200,498
Mitsui Fudosan Co. Ltd.	16,400	336,876
Mivne Real Estate KD Ltd.	14,248	37,712
Mobimo Holding AG (Registered)	352	104,562
Morguard Corp.	1,025	79,944
New World Development Co. Ltd.	33,590	82,611
Nexity SA(a)	15,662	266,102

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Nomura Real Estate Holdings, Inc.	1,400	34,714
NP3 Fastigheter AB	1,462	24,600
Nyfosa AB	57,605	365,942
OUE Ltd.	147,600	118,943
Pandox AB, Class B	5,412	63,868
PEXA Group Ltd.*	7,380	65,793
Platzer Fastigheter Holding AB, Class B	3,080	23,450
Prashkovsky Investments and Construction Ltd.(a)	1,312	30,583
PSP Swiss Property AG (Registered)	736	87,282
Relo Group, Inc.	2,270	31,347
Sagax AB, Class B	2,420	53,870
Samhallsbyggnadsbolaget i Norden AB(a)	22,748	9,840
SAMTY Co. Ltd.	12,300	196,516
Savills plc	51,373	643,805
Sino Land Co. Ltd.	73,785	90,354
Sirius Real Estate Ltd.	103,402	109,826
Starts Corp., Inc.	12,300	254,951
StorageVault Canada, Inc.(a)	12,833	47,676
Sumitomo Realty & Development Co. Ltd.	11,200	300,023
Summit Real Estate Holdings Ltd.	2,706	37,580
Sun Frontier Fudousan Co. Ltd.	12,300	130,549
Sun Hung Kai Properties Ltd.	34,500	431,543
Swire Pacific Ltd., Class A	10,500	87,447
Swire Properties Ltd.	16,400	41,007
Swiss Prime Site AG (Registered)	1,227	119,466
TAG Immobilien AG*	62,771	707,654
Tokyo Tatemono Co. Ltd.	5,200	69,447
Tokyu Fudosan Holdings Corp.	11,200	66,555
Tosei Corp.	8,200	101,634
Tricon Residential, Inc.(a)	17,097	160,027
UOL Group Ltd.	6,799	35,997
VGP NV	738	79,253
Villar International Ltd.(a)	1,599	70,792
Vonovia SE	15,211	356,214
Wallenstam AB, Class B	8,888	34,731
Wharf Holdings Ltd. (The)	17,000	39,804
Wharf Real Estate Investment Co. Ltd.	25,000	133,836
Wihlborgs Fastigheter AB	7,304	57,209
Wing Tai Holdings Ltd.	57,400	61,818
Yanlord Land Group Ltd.*	196,800	120,054
YH Dimri Construction & Development Ltd.(a)	452	32,053

		13,060,650

Residential REITs - 0.1%
Advance Residence Investment Corp., REIT(a)	18	43,898
Altarea SCA, REIT	92	8,622
Boardwalk REIT, REIT(a)	574	28,568
Canadian Apartment Properties REIT, REIT(a)	1,012	39,527
Comforia Residential REIT, Inc., REIT(a)	19	45,534
Daiwa Securities Living Investments Corp., REIT	26	20,843

Investments	Shares	Value ($)
Ingenia Communities Group, REIT(a)	20,254	55,684
InterRent REIT, REIT	738	7,182
Kenedix Residential Next Investment Corp., REIT(a)	41	64,207
Killam Apartment REIT, REIT	2,624	36,083
Nippon Accommodations Fund, Inc., REIT(a)	8	37,950
UNITE Group plc (The), REIT	8,364	104,764
Xior Student Housing NV, REIT(b)	1,581	49,418

		542,280

Retail REITs - 0.7%
AEON REIT Investment Corp., REIT	29	30,555
BWP Trust, REIT(a)	32,513	80,406
CapitaLand China Trust, REIT	20,500	16,057
CapitaLand Integrated Commercial Trust, REIT	75,746	116,374
Carmila SA, REIT*(a)	21,812	354,480
Charter Hall Retail REIT, REIT	35,342	89,307
Choice Properties REIT, REIT(a)	3,957	41,817
Crombie REIT, REIT(a)	3,256	34,459
Eurocommercial Properties NV, REIT	16,031	406,525
First Capital REIT, REIT	5,822	65,153
Fortune REIT, REIT	41,000	29,599
Frasers Centrepoint Trust, REIT	12,749	20,835
Fukuoka REIT Corp., REIT(a)	82	96,094
Hammerson plc, REIT(a)	237,021	81,120
HMC Capital Ltd., REIT(a)	9,954	34,745
HomeCo Daily Needs REIT, REIT(b)	561,864	452,441
Japan Metropolitan Fund Invest, REIT	103	70,682
Kenedix Retail REIT Corp., REIT	31	60,721
Kiwi Property Group Ltd., REIT	36,982	21,865
Klepierre SA, REIT	3,960	105,441
Lendlease Global Commercial REIT, REIT	143,500	73,490
Link REIT, REIT	40,123	224,572
Mapletree Pan Asia Commercial Trust, REIT	30,462	37,854
Mercialys SA, REIT	28,085	243,850
Primaris REIT, REIT	2,706	27,425
Region RE Ltd., REIT	19,270	31,424
Retail Estates NV, REIT	4,182	267,891
Scentre Group, REIT(a)	86,510	163,808
Shaftesbury Capital plc, REIT	115,456	177,965
SmartCentres REIT, REIT(a)	1,558	29,485
Starhill Global REIT, REIT	80,696	31,299
Unibail-Rodamco-Westfield, REIT*	2,255	128,191
Unibail-Rodamco-Westfield, REIT, CHDI*	5	14
Vicinity Ltd., REIT	65,692	87,426
Waypoint REIT Ltd., REIT	14,268	25,190

		3,758,560

Semiconductors & Semiconductor Equipment - 2.3%
Advantest Corp.	3,100	426,010
AEM Holdings Ltd.	13,200	37,478
AIXTRON SE	2,337	92,966
Alphawave IP Group plc*(a)	19,492	40,428
ams-OSRAM AG*	91,840	818,757
ASM International NV	738	352,121

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
ASML Holding NV	6,232	4,481,326
ASMPT Ltd.	5,000	48,630
BE Semiconductor Industries NV	1,470	176,094
Camtek Ltd.*	1,025	47,534
Disco Corp.	1,200	225,000
Elmos Semiconductor SE	410	36,616
Ferrotec Holdings Corp.(a)	16,400	396,495
Furuya Metal Co. Ltd.(a)	1,000	77,703
Infineon Technologies AG	20,131	887,817
Japan Material Co. Ltd.	2,500	44,200
Lasertec Corp.	1,300	196,491
Megachips Corp.	5,100	152,555
Melexis NV	495	53,430
Meyer Burger Technology AG*(a)	191,827	116,289
Nordic Semiconductor ASA*	3,828	56,456
Nova Ltd.*	352	43,889
Optorun Co. Ltd.	2,900	48,068
REC Silicon ASA*(a)	22,352	38,168
Renesas Electronics Corp.*	22,900	444,123
Rohm Co. Ltd.	1,600	149,775
Rorze Corp.(a)	400	31,278
SCREEN Holdings Co. Ltd.(a)	1,100	118,764
Shinko Electric Industries Co. Ltd.	1,400	56,520
Siltronic AG	5,699	502,675
SMA Solar Technology AG*	328	31,336
SOITEC*	369	72,804
STMicroelectronics NV	10,168	545,122
SUMCO Corp.(a)	5,700	83,045
Tokyo Electron Ltd.	7,500	1,121,463
Tokyo Seimitsu Co. Ltd.	1,600	88,626
Tower Semiconductor Ltd.*	2,139	79,578
Tri Chemical Laboratories, Inc.	1,800	33,383
u-blox Holding AG*	2,542	286,208
Ulvac, Inc.(a)	1,000	42,898
Weebit Nano Ltd.*(a)	9,758	40,768
X-Fab Silicon Foundries SE*(b)	6,765	82,195

		12,705,082

Software - 1.2%
Altium Ltd.	1,716	44,183
Appier Group, Inc.*	4,100	48,768
Asseco Poland SA	3,362	67,205
Atoss Software AG	176	42,885
BlackBerry Ltd.*	30,053	153,205
Bytes Technology Group plc	15,205	100,948
Constellation Software, Inc.	287	607,461
Crayon Group Holding ASA*(b)	4,100	43,689
Darktrace plc*	19,721	93,884
Dassault Systemes SE	10,549	452,264
Descartes Systems Group, Inc. (The)*	1,375	107,441
Enghouse Systems Ltd.	2,552	57,894
Fortnox AB	7,995	49,184
Fuji Soft, Inc.	1,400	46,657
GB Group plc	8,897	28,733
Hansen Technologies Ltd.(a)	5,576	19,689
IRESS Ltd.(a)	10,123	70,806
Kinaxis, Inc.*	520	70,736
Learning Technologies Group plc	32,868	31,717
Lectra	1,762	56,241

Investments	Shares	Value ($)
Lightspeed Commerce, Inc.*	8,159	143,623
Money Forward, Inc.*	1,100	47,560
Nemetschek SE	884	64,561
Nice Ltd.*	985	213,715
Open Text Corp.	5,863	252,293
Oracle Corp. Japan	800	56,171
QT Group OYJ*(a)	308	25,618
Rakus Co. Ltd.	1,600	27,162
Sage Group plc (The)	17,589	211,961
SAP SE	16,892	2,316,860
SimCorp A/S	660	71,035
Sinch AB*(b)	14,637	38,064
SiteMinder Ltd.*	17,179	48,735
Software AG*	2,352	82,464
Systena Corp.	24,600	47,094
TeamViewer SE*(c)	3,239	55,192
Technology One Ltd.	5,166	54,827
Temenos AG (Registered)	779	67,183
TomTom NV*	6,776	59,356
Trend Micro, Inc.	2,500	118,067
Truecaller AB, Class B*	16,113	64,007
Vitec Software Group AB, Class B	1,025	58,481
WiseTech Global Ltd.	3,239	187,245

		6,504,864

Specialized REITs - 0.0%(e)
Arena REIT, REIT	15,092	38,645
Big Yellow Group plc, REIT	4,224	58,316
Charter Hall Social Infrastructure REIT, REIT	16,831	33,911
Keppel DC REIT, REIT	21,100	34,801
National Storage REIT, REIT	20,921	32,706
Safestore Holdings plc, REIT	4,488	51,162

		249,541

Specialty Retail - 1.5%
ABC-Mart, Inc.	700	38,769
Accent Group Ltd.(a)	42,845	50,957
Alpen Co. Ltd.(a)	4,600	63,878
ARCLANDS Corp.(a)	12,300	141,717
Aritzia, Inc.*(a)	1,716	32,710
Autobacs Seven Co. Ltd.	2,100	23,072
Bic Camera, Inc.(a)	4,200	31,571
Bilia AB, Class A	24,026	253,122
Carasso Motors Ltd.	11,193	51,113
CECONOMY AG*	67,937	204,188
Currys plc	331,075	227,259
DCM Holdings Co. Ltd.	4,100	34,744
Delek Automotive Systems Ltd.	19,803	143,996
Dufry AG (Registered)*(a)	1,330	68,951
Dunelm Group plc	3,649	53,992
Eagers Automotive Ltd.(a)	4,180	41,574
EDION Corp.(a)	28,700	295,322
Fast Retailing Co. Ltd.	3,000	750,845
Fenix Outdoor International AG	369	22,089
Fielmann AG	607	31,281
Fnac Darty SA(a)	7,411	259,021
Fox Wizel Ltd.	533	44,663
Frasers Group plc*	4,620	48,327
Geo Holdings Corp.(a)	8,200	113,696

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
H & M Hennes & Mauritz AB, Class B	7,790	131,075
Hornbach Holding AG & Co. KGaA	3,239	262,659
Hour Glass Ltd. (The)	98,400	154,144
IDOM, Inc.	19,600	114,913
Industria de Diseno Textil SA	17,220	660,900
JB Hi-Fi Ltd.(a)	1,722	52,971
JD Sports Fashion plc	53,934	109,435
JINS Holdings, Inc.(a)	900	22,329
Joyful Honda Co. Ltd.	2,000	23,170
Kingfisher plc(a)	41,944	132,598
KMD Brands Ltd.(a)	64,862	36,734
Kohnan Shoji Co. Ltd.(a)	9,700	237,584
Komeri Co. Ltd.(a)	12,300	257,981
K’s Holdings Corp.(a)	6,100	56,028
Leon’s Furniture Ltd.	9,471	159,811
Luk Fook Holdings International Ltd.	123,672	325,882
MEKO AB	14,965	156,522
MOG Digitech Holdings Ltd.*	30,000	376,794
Musti Group OYJ	492	9,677
Nick Scali Ltd.(a)	1,599	11,529
Nishimatsuya Chain Co. Ltd.(a)	12,300	147,863
Nitori Holdings Co. Ltd.	1,600	196,565
Nojima Corp.	24,600	240,148
Pet Valu Holdings Ltd.(a)	1,716	39,763
Pets at Home Group plc	25,444	128,462
Premier Investments Ltd.	1,517	22,612
Sanrio Co. Ltd.	1,800	83,856
Shimamura Co. Ltd.(a)	500	49,567
Super Retail Group Ltd.	5,324	44,163
T-Gaia Corp.	5,100	64,432
USS Co. Ltd.	5,600	97,078
VT Holdings Co. Ltd.	36,900	138,427
Watches of Switzerland Group plc*(c)	3,344	32,420
WH Smith plc	7,134	137,042
Yamada Holdings Co. Ltd.	17,300	52,309
Yellow Hat Ltd.	12,500	164,256
Zalando SE*(b)	3,444	119,232
ZOZO, Inc.	2,800	54,628

		8,132,416

Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd.	7,900	123,076
Canon, Inc.	16,400	423,967
Eizo Corp.	1,500	53,315
Elecom Co. Ltd.	1,600	17,230
FUJIFILM Holdings Corp.	6,400	371,486
Konica Minolta, Inc.	14,200	52,590
Logitech International SA (Registered)	2,899	205,607
MCJ Co. Ltd.	24,600	195,304
Ricoh Co. Ltd.	12,700	112,940
Riso Kagaku Corp.	1,700	27,903
Seiko Epson Corp.(a)	8,200	134,618
Toshiba TEC Corp.	1,100	31,936

		1,749,972

Textiles, Apparel & Luxury Goods - 1.9%
adidas AG	2,706	548,964
Asics Corp.	3,400	107,159
Brunello Cucinelli SpA	660	55,995
Burberry Group plc	6,191	177,076

Investments	Shares	Value ($)
Canada Goose Holdings, Inc.*(a)	2,464	45,040
Chow Sang Sang Holdings International Ltd.	143,000	166,494
Cie Financiere Richemont SA (Registered)	7,995	1,293,994
Coats Group plc	93,931	84,599
Crystal International Group Ltd.(b)	209,500	75,755
Delta Galil Ltd.	3,772	149,288
Descente Ltd.	1,200	34,797
Dr. Martens plc	33,087	64,964
Gildan Activewear, Inc.	2,703	84,217
Goldwin, Inc.	1,000	82,137
Hermes International	533	1,185,015
HUGO BOSS AG	1,232	99,838
Japan Wool Textile Co. Ltd. (The)	22,900	194,540
Kering SA	1,107	639,066
LPP SA	24	82,912
LVMH Moet Hennessy Louis Vuitton SE	4,018	3,757,122
Moncler SpA	3,075	222,813
New Wave Group AB, Class B	5,104	46,384
Pandora A/S	1,640	164,599
Puma SE	1,640	111,095
Samsonite International SA*(b)	24,600	72,866
Seiko Group Corp.	1,200	22,188
Stella International Holdings Ltd.	144,000	141,254
Swatch Group AG (The)	451	144,845
Swatch Group AG (The) (Registered)	792	47,784
Tod’s SpA*	778	35,427
Wacoal Holdings Corp.	4,100	89,226
Yue Yuen Industrial Holdings Ltd.	287,000	382,731

		10,410,184

Tobacco - 0.5%
British American Tobacco plc	47,437	1,596,366
Imperial Brands plc	20,459	484,222
Japan Tobacco, Inc.	16,400	363,944
Scandinavian Tobacco Group A/S(b)	20,746	361,558

		2,806,090

Trading Companies & Distributors - 2.4%
AddTech AB, Class B	4,180	78,051
Ashtead Group plc	6,929	513,694
Azelis Group NV	1,148	29,745
BayWa AG	828	34,782
Beijer Ref AB, Class B	6,100	83,133
Bossard Holding AG (Registered), Class A	220	51,647
Brenntag SE	2,342	181,992
Bufab AB	968	28,374
Bunzl plc	5,576	207,196
Chori Co. Ltd.	4,100	84,493
Daiichi Jitsugyo Co. Ltd.(a)	4,100	154,673
Diploma plc	1,979	82,449
Finning International, Inc.	2,562	88,407
Grafton Group plc	14,965	168,652
Hanwa Co. Ltd.(a)	15,100	515,980
Howden Joinery Group plc	11,508	109,126
IMCD NV	984	149,663
Inaba Denki Sangyo Co. Ltd.	4,100	91,044

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Inabata & Co. Ltd.(a)	16,400	382,066
ITOCHU Corp.(a)	32,800	1,327,421
Japan Pulp & Paper Co. Ltd.	4,100	133,319
Kanamoto Co. Ltd.	12,300	216,860
Kanematsu Corp.(a)	28,700	421,370
Kloeckner & Co. SE	28,167	263,972
Marubeni Corp.	36,900	652,788
Mitani Corp.	12,300	119,641
Mitsubishi Corp.	30,900	1,580,015
Mitsui & Co. Ltd.	32,800	1,279,172
MonotaRO Co. Ltd.	5,600	68,423
Nagase & Co. Ltd.	2,200	37,797
Nishio Holdings Co. Ltd.	8,500	215,970
OEM International AB, Class B	9,061	73,557
Reece Ltd.(a)	3,403	44,945
Rexel SA	4,641	112,163
Richelieu Hardware Ltd.	3,422	114,444
RS GROUP plc	4,346	43,873
Russel Metals, Inc.	22,591	666,102
Scope Metals Group Ltd.*(a)	1,845	65,014
Seven Group Holdings Ltd.	3,036	53,641
Sojitz Corp.	3,999	94,993
Sumitomo Corp.	26,800	574,744
Theme International Holdings Ltd.*	1,640,000	182,954
Thermador Groupe(a)	396	35,191
Toromont Industries Ltd.	1,230	104,988
Toyota Tsusho Corp.	5,000	291,913
Travis Perkins plc	78,392	878,316
Trusco Nakayama Corp.	1,800	27,732
Yamazen Corp.	24,600	209,155
Yellow Cake plc*(b)	7,602	42,215
Yuasa Trading Co. Ltd.(a)	8,200	262,599

		13,230,454

Transportation Infrastructure - 0.3%
Aena SME SA(b)	1,025	164,319
Aeroports de Paris	555	76,857
Atlas Arteria Ltd.	18,448	78,068
Auckland International Airport Ltd.*	22,332	116,746
Dalrymple Bay Infrastructure Ltd.(a)	37,023	68,856
Enav SpA(b)	12,657	54,480
Flughafen Zurich AG (Registered)	320	68,035
Fraport AG Frankfurt Airport Services Worldwide*	890	47,130
Getlink SE	6,888	121,472
Hamburger Hafen und Logistik AG	9,471	124,889
Japan Airport Terminal Co. Ltd.	1,200	55,946
Kamigumi Co. Ltd.	3,100	71,958
Mitsubishi Logistics Corp.	1,700	42,703
Port of Tauranga Ltd.	5,225	20,161
Qube Holdings Ltd.	36,652	72,612
SATS Ltd.*	8,200	17,292
Sumitomo Warehouse Co. Ltd. (The)(a)	4,100	70,527
Transurban Group	43,214	417,577
Westshore Terminals Investment Corp.(a)	1,647	38,214

		1,727,842

Investments	Shares	Value ($)
Water Utilities - 0.1%
Pennon Group plc	6,109	55,257
Severn Trent plc	3,854	126,646
United Utilities Group plc	10,455	134,385

		316,288

Wireless Telecommunication Services - 0.7%
1&1 AG	17,220	196,694
Airtel Africa plc(b)	34,804	52,214
Freenet AG	4,141	102,819
KDDI Corp.	24,600	724,945
Millicom International Cellular SA, SDR*	4,102	63,770
Okinawa Cellular Telephone Co.	8,200	173,430
Orange Belgium SA*	1,188	18,128
Partner Communications Co. Ltd.*(a)	10,619	45,506
Rogers Communications, Inc., Class B	6,109	267,984
SoftBank Corp.	41,000	455,363
SoftBank Group Corp.	16,400	835,929
StarHub Ltd.	61,500	48,170
Tele2 AB, Class B	8,052	60,707
Vodafone Group plc	617,583	591,431

		3,637,090

TOTAL COMMON STOCKS (COST $455,254,592)		543,561,903

Investments	Shares	Value ($)
CLOSED END FUNDS - 0.0%(e)

Independent Power and Renewable Electricity Producers - 0.0%(e)
Renewables Infrastructure Group Ltd. (The) (Cost $70,852)	47,630	69,863

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%

Construction & Engineering - 0.0%(a)
Webuild SpA, expiring 8/2/2030*‡
(Cost $–)	10,785	—

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Real Estate Management & Development - 0.0%(a)
S IMMO AG, expiring 12/31/2023, price 1.00 EUR*‡ (Cost $–)	2,564	—

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 1.2%(f)

REPURCHASE AGREEMENTS - 1.2%
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $5,343,521, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $5,408,632	5,342,737	5,342,737
Societe Generale, 5.34%, dated 7/31/2023, due 8/1/2023, repurchase price $1,000,148, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 4.75%, maturing 2/15/2037 - 5/15/2051; total market value $1,016,122	1,000,000	1,000,000
TD Prime Services LLC, 5.40%, dated 7/31/2023, due 8/1/2023, repurchase price $379,451, collateralized by various Common Stocks; total market value $418,921	379,394	379,394

		6,722,131

TOTAL SECURITIES LENDING REINVESTMENTS (COST $6,722,131)		6,722,131

Total Investments - 99.2% (Cost $462,047,575)		550,353,897
Other assets less liabilities - 0.8%		4,315,105

Net Assets - 100.0%		554,669,002

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $57,869,165, collateralized in the form of cash with a value of $6,722,131 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $42,390,786 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from July 31, 2023 – February 15, 2053 and $14,073,091 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 7, 2023 – September 20, 2117; a total value of $63,186,008.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Amount less than one dollar.
(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $6,722,131.

Percentages shown are based on Net Assets.

Abbreviations
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	64	09/15/2023	EUR	$3,172,522	$97,821
FTSE 100 Index	24	09/15/2023	GBP	2,374,332	34,526
Nikkei 225 Index	21	09/07/2023	JPY	2,455,764	96,796
S&P/TSX 60 Index	11	09/14/2023	CAD	2,072,555	59,274
SPI 200 Index	8	09/21/2023	AUD	991,638	34,515

					$322,932

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	723,792	Citibank NA	USD	545,557	09/20/2023	$4,701
EUR	46,048	Toronto-Dominion Bank (The)	USD	50,150	09/20/2023	746
GBP	323,203	JPMorgan Chase Bank NA	USD	410,516	09/20/2023	5,421

Total unrealized appreciation						$10,868

JPY	96,108,298	Citibank NA	USD	699,645	09/20/2023	$(17,809)

Total unrealized depreciation						$(17,809)

Net unrealized depreciation						$(6,941)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Australia	5.8%
Austria	0.3
Belgium	1.1
Canada	10.9
Denmark	2.2
Finland	0.7
France	7.6
Germany	6.5
Hong Kong	2.1
Ireland	0.3
Israel	1.1
Italy	2.9
Japan	24.9
Macau	0.0 †
Netherlands	3.5
New Zealand	0.4
Norway	1.3
Poland	0.5
Portugal	0.2
Singapore	1.2
Spain	2.3
Sweden	3.2
Switzerland	6.1
United Kingdom	12.8
United States	0.1
Other[1]	2.0

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.0%
Closed End Funds	0.0	†
Warrants	—
Rights	0.0	†
Securities Lending Reinvestments	1.2
Others(1)	0.8

	100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%

Aerospace & Defense - 0.2%
AECC Aviation Power Co. Ltd., Class A	4,700	26,595
Aselsan Elektronik Sanayi ve Ticaret A/S	17,640	48,871
AviChina Industry & Technology Co. Ltd., Class H(a)	81,000	40,507
Bharat Dynamics Ltd.(b)	705	10,522
Bharat Electronics Ltd.	61,932	98,415
Colt CZ Group SE	3,283	85,367
Data Patterns India Ltd.	588	14,568
Embraer SA*	9,400	36,576
Hanwha Aerospace Co. Ltd.	588	56,371
Hanwha Systems Co. Ltd.	689	8,216
Hindustan Aeronautics Ltd.(b)	1,708	82,266
Korea Aerospace Industries Ltd.	1,176	45,392
Kuang-Chi Technologies Co. Ltd., Class A	5,600	11,754
LIG Nex1 Co. Ltd.	250	15,043
Mazagon Dock Shipbuilders Ltd.	1,175	27,100
United Aircraft Corp. PAO*‡	25,155,036	—

		607,563

Air Freight & Logistics - 0.3%
Abu Dhabi Aviation Co.	5,978	12,044
Agility Public Warehousing Co. KSC*	27,701	56,827
Allcargo Logistics Ltd.	30,821	116,934
Aramex PJSC	32,940	26,904
Blue Dart Express Ltd.	245	20,042
CJ Logistics Corp.	245	13,839
Delhivery Ltd.*	2,499	12,128
Hyundai Glovis Co. Ltd.	686	93,806
JD Logistics, Inc.*(b)	29,400	49,611
Kerry Express Thailand PCL, NVDR*	8,700	2,478
Kerry TJ Logistics Co. Ltd.	8,000	9,190
SCGJWD Logistics PCL, NVDR	29,300	14,295
SF Holding Co. Ltd., Class A	7,300	50,817
Sinotrans Ltd., Class A	4,700	3,315
Sinotrans Ltd., Class H	47,000	18,863
YTO Express Group Co. Ltd., Class A	4,700	10,338
Yunda Holding Co. Ltd., Class A	5,800	8,432
ZTO Express Cayman, Inc.	7,350	202,253

		722,116

Automobile Components - 1.2%
Apollo Tyres Ltd.	4,465	23,495
Asahi India Glass Ltd.	4,900	34,181
Balkrishna Industries Ltd.	1,225	37,865
Bharat Forge Ltd.	3,871	43,838
Bosch Ltd.	147	33,905
Ceat Ltd.	799	24,009

Investments	Shares	Value ($)
Cheng Shin Rubber Industry Co. Ltd.	49,000	59,951
CIE Automotive India Ltd.	1,715	10,631
Cub Elecparts, Inc.*	7,000	33,968
Depo Auto Parts Ind Co. Ltd.	49,000	172,291
DN Automotive Corp.	1,519	109,994
Endurance Technologies Ltd.(b)	350	7,204
Exide Industries Ltd.*	8,526	25,874
Fuyao Glass Industry Group Co. Ltd., Class A	4,800	25,441
Fuyao Glass Industry Group Co. Ltd., Class H(b)	8,400	37,268
Hankook & Co. Co Ltd.	907	8,169
Hankook Tire & Technology Co. Ltd.	2,492	75,660
Hanon Systems	2,756	18,443
HL Mando Co. Ltd.	1,045	37,835
Hota Industrial Manufacturing Co. Ltd.	12,134	25,753
Huayu Automotive Systems Co. Ltd., Class A	9,400	25,951
Hyundai Mobis Co. Ltd.	1,911	349,322
Hyundai Wia Corp.	583	28,861
Iljin Hysolus Co. Ltd.*	383	7,842
JBM Auto Ltd.	784	13,361
Kordsa Teknik Tekstil A/S	24,255	81,250
Kumho Tire Co., Inc.*	5,635	20,048
Minda Corp. Ltd.	3,724	13,984
Minth Group Ltd.	12,000	38,237
Motherson Sumi Wiring India Ltd.	30,126	21,446
MRF Ltd.	38	47,567
Myoung Shin Industrial Co. Ltd.*	12,103	193,226
Nan Kang Rubber Tire Co. Ltd.*	14,000	16,906
Nexen Tire Corp.	13,049	87,939
Nexteer Automotive Group Ltd.(a)	343,000	252,455
Ningbo Tuopu Group Co. Ltd., Class A	1,200	12,328
Samvardhana Motherson International Ltd.	38,364	45,851
Sebang Global Battery Co. Ltd.	2,793	103,972
SL Corp.	550	16,203
SNT Motiv Co. Ltd.	3,430	129,838
Sona Blw Precision Forgings Ltd.(b)	5,145	35,662
Sri Trang Agro-Industry PCL, NVDR	318,500	151,672
Sundaram-Clayton Ltd.	2,205	136,897
Sundram Fasteners Ltd.	1,504	23,168
Sungwoo Hitech Co. Ltd.	2,205	21,675
Tianneng Power International Ltd.(a)	294,000	328,355
Tube Investments of India Ltd.	1,715	64,206
Tung Thih Electronic Co. Ltd.	7,000	30,738
UNO Minda Ltd.	3,740	27,063
Weifu High-Technology Group Co. Ltd., Class A	4,700	11,752

		3,183,550

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Automobiles - 2.1%
Bajaj Auto Ltd.	1,151	69,011
Brilliance China Automotive Holdings Ltd.	98,000	52,401
BYD Co. Ltd., Class A	2,600	98,954
BYD Co. Ltd., Class H	14,000	494,749
China Motor Corp.	7,000	19,713
Chongqing Changan Automobile Co. Ltd., Class A	17,108	38,373
Chongqing Changan Automobile Co. Ltd., Class B	4,890	2,508
Dongfeng Motor Group Co. Ltd., Class H	980,000	457,409
DRB-Hicom Bhd.	362,600	119,017
Eicher Motors Ltd.	2,470	101,069
Ford Otomotiv Sanayi A/S	1,808	63,761
Geely Automobile Holdings Ltd.	147,000	212,243
Great Wall Motor Co. Ltd., Class A	4,700	19,440
Great Wall Motor Co. Ltd., Class H	49,000	66,349
Guangzhou Automobile Group Co. Ltd., Class A	13,500	22,101
Guangzhou Automobile Group Co. Ltd., Class H	98,000	61,323
Hero MotoCorp Ltd.	2,107	82,070
Hyundai Motor Co.	4,116	632,908
Hyundai Motor Co. (2nd Preference)	931	79,175
Hyundai Motor Co. (3rd Preference)	54	4,402
Hyundai Motor Co. (Preference)	650	54,666
Kia Corp.	7,894	512,167
Li Auto, Inc., Class A*	19,600	416,946
Mahindra & Mahindra Ltd.	15,778	282,992
Maruti Suzuki India Ltd.	2,205	263,284
NIO, Inc., Class A*(a)	23,030	343,145
Oriental Holdings Bhd.	8,500	12,102
SAIC Motor Corp. Ltd., Class A	24,500	53,102
Sanyang Motor Co. Ltd.	3,000	7,532
Tata Motors Ltd.	27,587	216,104
Tata Motors Ltd., Class A	8,230	41,456
Tofas Turk Otomobil Fabrikasi A/S	3,233	36,260
TVS Motor Co. Ltd.	3,493	58,467
UMW Holdings Bhd.	14,100	12,915
XPeng, Inc., Class A*	14,700	163,518
Yadea Group Holdings Ltd.(a)(b)	16,000	36,232
Yulon Motor Co. Ltd.	27,000	70,450

		5,278,314

Banks - 13.4%
Absa Group Ltd.(a)	23,863	254,212
Abu Dhabi Commercial Bank PJSC	88,302	211,076
Abu Dhabi Islamic Bank PJSC	41,650	127,454
AFFIN Bank Bhd.	6,973	3,016
Agricultural Bank of China Ltd., Class A	393,100	199,115

Investments	Shares	Value ($)
Agricultural Bank of China Ltd., Class H	833,000	302,280
Akbank TAS, ADR(a)	46,845	92,753
Al Ahli Bank of Kuwait KSCP	10,003	7,817
Al Rajhi Bank	31,311	622,614
Alinma Bank	15,813	155,955
Alliance Bank Malaysia Bhd.	27,600	21,607
Alpha Services and Holdings SA*	63,014	113,628
AMMB Holdings Bhd.	53,900	46,142
AU Small Finance Bank Ltd.(b)	4,998	44,351
Axis Bank Ltd.	37,583	435,878
BAC Holding International Corp.	556,637	31,753
Banco Bradesco SA	45,600	142,349
Banco Bradesco SA (Preference)	151,900	531,980
Banco de Bogota SA	3,242	25,466
Banco de Chile	1,193,934	132,832
Banco de Credito e Inversiones SA	1,885	56,583
Banco del Bajio SA(b)	19,600	59,906
Banco do Brasil SA	39,200	397,105
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	83,300	255,483
Banco Itau Chile SA	2,352	27,456
Banco Santander Chile	1,891,547	100,919
Bancolombia SA	8,820	75,822
Bancolombia SA (Preference)	13,747	105,999
Bandhan Bank Ltd.*(b)	11,877	32,260
Bangkok Bank PCL, NVDR	15,000	75,156
Bank Aladin Syariah Tbk. PT*	279,300	23,522
Bank AlBilad	8,364	97,538
Bank Al-Jazira	6,066	29,719
Bank BTPN Syariah Tbk. PT	989,800	139,806
Bank Central Asia Tbk. PT	872,200	527,774
Bank Ina Perdana PT*	14,100	3,703
Bank Jago Tbk. PT*	9,800	1,891
Bank Mandiri Persero Tbk. PT	1,278,900	485,524
Bank Negara Indonesia Persero Tbk. PT	215,600	126,887
Bank OCBC Nisp Tbk. PT	1,269,100	101,831
Bank of Ayudhya PCL, NVDR	53,600	50,110
Bank of Baroda	31,698	77,926
Bank of Beijing Co. Ltd., Class A	70,000	45,741
Bank of Changsha Co. Ltd., Class A	9,400	10,812
Bank of Chengdu Co. Ltd., Class A	10,600	20,972
Bank of China Ltd., Class A	200,900	109,913
Bank of China Ltd., Class H	2,205,000	817,117
Bank of Chongqing Co. Ltd., Class A	14,700	17,031
Bank of Communications Co. Ltd., Class A	102,100	83,146
Bank of Communications Co. Ltd., Class H	588,000	354,367
Bank of Hangzhou Co. Ltd., Class A	18,800	32,251
Bank of India	21,338	22,143
Bank of Jiangsu Co. Ltd., Class A	42,580	43,016
Bank of Nanjing Co. Ltd., Class A	31,200	37,413
Bank of Ningbo Co. Ltd., Class A	16,350	66,619

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bank of Qingdao Co. Ltd., Class H(b)	23,500	7,322
Bank of Shanghai Co. Ltd., Class A	45,000	38,850
Bank of the Philippine Islands	31,814	66,321
Bank of Xi’an Co. Ltd., Class A	4,900	2,681
Bank of Zhengzhou Co. Ltd., Class A*	19,239	6,326
Bank Pan Indonesia Tbk. PT*	71,500	6,069
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	2,430,400	191,789
Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,367,100	59,833
Bank Rakyat Indonesia Persero Tbk. PT	1,185,800	444,282
Bank Tabungan Negara Persero Tbk. PT	2,391,224	208,519
Banque Saudi Fransi	16,807	190,846
BDO Unibank, Inc.	34,300	90,613
BIMB Holdings Bhd.	44,100	21,517
BNK Financial Group, Inc.	8,379	44,437
BOC Hong Kong Holdings Ltd.	98,000	297,819
Boubyan Bank KSCP	21,117	42,633
Burgan Bank SAK	31,504	21,338
Canara Bank	9,541	39,945
Capitec Bank Holdings Ltd.	1,492	150,461
Chang Hwa Commercial Bank Ltd.	114,919	68,930
China Banking Corp.	44,100	24,890
China Bohai Bank Co. Ltd., Class H*(a)(b)	1,249,500	193,865
China CITIC Bank Corp. Ltd., Class H	245,000	118,122
China Construction Bank Corp., Class A	28,200	24,306
China Construction Bank Corp., Class H	2,793,000	1,622,359
China Everbright Bank Co. Ltd., Class A	117,600	51,340
China Everbright Bank Co. Ltd., Class H	53,000	15,767
China Merchants Bank Co. Ltd., Class A	44,100	219,428
China Merchants Bank Co. Ltd., Class H	98,000	483,170
China Minsheng Banking Corp. Ltd., Class A	83,300	46,856
China Minsheng Banking Corp. Ltd., Class H(a)	147,000	55,982
China Zheshang Bank Co. Ltd., Class A	61,100	23,767
China Zheshang Bank Co. Ltd., Class H	68,900	20,232
Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	10,338
Chongqing Rural Commercial Bank Co. Ltd., Class H	47,000	17,357
CIMB Group Holdings Bhd.	208,040	256,071
City Union Bank Ltd.	9,675	15,668
Commercial Bank PSQC (The)	91,287	156,743

Investments	Shares	Value ($)
Commercial International Bank Egypt SAE	68,104	111,213
Credicorp Ltd.	1,862	292,427
Credit Agricole Egypt SAE*	208,691	93,531
Credit Bank of Moscow PJSC*‡	229,590	—
CTBC Financial Holding Co. Ltd.*	539,000	450,217
DGB Financial Group, Inc.	5,243	30,068
Doha Bank QPSC	986,223	468,727
Dubai Islamic Bank PJSC	84,427	132,167
Dukhan Bank	41,846	47,502
E.Sun Financial Holding Co. Ltd.	265,141	218,093
Emirates NBD Bank PJSC	72,520	335,645
Equitas Small Finance Bank Ltd.(b)	23,177	26,700
Eurobank Ergasias Services and Holdings SA*	60,172	105,319
Faisal Islamic Bank of Egypt	63,504	63,059
Far Eastern International Bank	167,617	63,203
Federal Bank Ltd.*	30,426	50,181
First Abu Dhabi Bank PJSC	69,433	276,745
First Financial Holding Co. Ltd.	184,000	170,086
Grupo Aval Acciones y Valores SA (Preference)	116,179	15,140
Grupo Bolivar SA	1,518	26,389
Grupo Elektra SAB de CV(a)	980	74,296
Grupo Financiero Banorte SAB de CV, Class O	68,600	651,849
Grupo Financiero Inbursa SAB de CV, Class O*(a)	28,946	70,448
Grupo Security SA	477,750	137,434
Gulf Bank KSCP	47,076	40,469
Haci Omer Sabanci Holding A/S	31,455	67,287
Hana Financial Group, Inc.	8,330	256,830
HDFC Bank Ltd.	87,523	1,757,084
Hong Leong Bank Bhd.	14,300	62,097
Hong Leong Financial Group Bhd.	4,900	19,887
Hua Nan Financial Holdings Co. Ltd.	161,065	114,034
Huaxia Bank Co. Ltd., Class A	47,000	38,143
ICICI Bank Ltd.	83,055	1,008,086
IDFC First Bank Ltd.*	64,593	68,481
Indian Bank	7,425	31,316
IndusInd Bank Ltd.	9,523	164,151
Industrial & Commercial Bank of China Ltd., Class A	254,800	170,063
Industrial & Commercial Bank of China Ltd., Class H	2,009,000	978,907
Industrial Bank Co. Ltd., Class A	53,900	125,648
Industrial Bank of Korea	7,448	60,711
Intercorp Financial Services, Inc.(b)	1,040	25,480
Itau Unibanco Holding SA (Preference)	137,200	826,018
Itausa SA	29,065	60,549
Itausa SA (Preference)	142,100	293,338
JB Financial Group Co. Ltd.	3,370	22,631
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	6,700	6,731
KakaoBank Corp.	5,243	106,945
Karur Vysya Bank Ltd. (The)*	163,072	245,752
Kasikornbank PCL, NVDR	34,000	125,158

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
KB Financial Group, Inc.	10,584	423,476
Kiatnakin Phatra Bank PCL, NVDR	9,800	15,890
King’s Town Bank Co. Ltd.	24,000	27,493
Komercni Banka A/S	2,154	70,883
Kotak Mahindra Bank Ltd.	17,346	391,540
Krung Thai Bank PCL, NVDR	112,400	67,318
Kuwait Finance House KSCP	138,964	357,026
Kuwait International Bank KSCP	38,492	20,932
Kuwait Projects Co. Holding KSCP*	56,513	23,923
LH Financial Group PCL, NVDR	1,685,500	52,689
Malayan Banking Bhd.	200,900	401,889
Malaysia Building Society Bhd.	14,100	2,439
Masraf Al Rayan QSC	87,416	60,279
Mega Financial Holding Co. Ltd.	186,775	239,215
Metropolitan Bank & Trust Co.	30,870	33,722
Moneta Money Bank A/S(b)	149,205	589,196
National Bank of Greece SA*	15,484	106,870
National Bank of Kuwait SAKP	126,273	395,554
Nedbank Group Ltd.	12,789	168,998
O-Bank Co. Ltd.	47,000	14,926
OTP Bank Nyrt.	6,125	223,490
Ping An Bank Co. Ltd., Class A	47,100	81,194
Piraeus Financial Holdings SA*	15,980	60,538
Postal Savings Bank of China Co. Ltd., Class A	98,199	71,313
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	196,000	120,133
Public Bank Bhd.	436,100	403,313
Punjab National Bank	60,447	45,455
Qatar International Islamic Bank QSC	14,896	42,478
Qatar Islamic Bank SAQ	26,407	153,436
Qatar National Bank QPSC	126,469	589,957
Qingdao Rural Commercial Bank Corp., Class A*	18,800	7,892
RBL Bank Ltd.*(b)	184,877	512,156
Regional SAB de CV	4,900	38,270
RHB Bank Bhd.	112,684	142,198
Riyad Bank	41,699	353,457
Saudi Awwal Bank	6,958	70,663
Saudi Investment Bank (The)	14,063	67,099
Saudi National Bank (The)	83,496	857,973
Sberbank of Russia PJSC‡	369,050	—
Sberbank of Russia PJSC (Preference)‡	39,708	—
SCB X PCL, NVDR	24,200	79,538
Security Bank Corp.	127,400	192,521
Shanghai Commercial & Savings Bank Ltd. (The)	98,000	137,365
Shanghai Pudong Development Bank Co. Ltd., Class A	73,500	78,161
Sharjah Islamic Bank	538,755	340,293
Shinhan Financial Group Co. Ltd.	14,308	393,438
SinoPac Financial Holdings Co. Ltd.	364,894	216,546
Standard Bank Group Ltd.	37,227	399,823
State Bank of India	27,734	209,129

Investments	Shares	Value ($)
Taichung Commercial Bank Co. Ltd.	54,150	25,673
Taishin Financial Holding Co. Ltd.	370,238	215,005
Taiwan Business Bank	90,107	41,288
Taiwan Cooperative Financial Holding Co. Ltd.	147,000	137,521
Thanachart Capital PCL, NVDR	19,300	28,193
Tisco Financial Group PCL, NVDR	9,300	27,306
TMBThanachart Bank PCL, NVDR	1,288,800	64,762
Turkiye Garanti Bankasi A/S	13,849	22,579
Turkiye Halk Bankasi A/S*	15,557	8,325
Turkiye Is Bankasi A/S, Class C	98,441	55,240
Union Bank of India Ltd.	27,150	29,379
Union Bank of Taiwan	52,500	25,977
Union Bank of the Philippines	7,980	11,042
VTB Bank PJSC*‡	136,511,531	—
Warba Bank KSCP	13,740	9,440
Woori Financial Group, Inc.	17,885	163,465
Yapi ve Kredi Bankasi A/S	79,442	41,983
Yes Bank Ltd.*	237,987	49,045

		34,267,076

Beverages - 1.1%
Ambev SA	68,600	214,292
Anadolu Efes Biracilik ve Malt Sanayii A/S, Class B	5,350	17,892
Anhui Gujing Distillery Co. Ltd., Class A	700	26,652
Anhui Gujing Distillery Co. Ltd., Class B	2,200	41,105
Arca Continental SAB de CV	9,800	98,431
Becle SAB de CV	4,700	12,334
Carabao Group PCL, NVDR	4,600	9,777
Carlsberg Brewery Malaysia Bhd.	4,900	22,821
China Foods Ltd.	294,000	110,834
China Resources Beer Holdings Co. Ltd.	23,107	147,998
Chongqing Brewery Co. Ltd., Class A	600	7,631
Cia Cervecerias Unidas SA	2,156	17,864
Coca-Cola Femsa SAB de CV	9,800	82,941
Coca-Cola Icecek A/S	1,269	14,831
Embotelladora Andina SA (Preference), Class B	5,243	14,397
Emperador, Inc.	28,200	10,756
Fomento Economico Mexicano SAB de CV	29,914	339,894
Fraser & Neave Holdings Bhd.	3,700	20,515
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	2,300	9,120
Heineken Malaysia Bhd.	3,800	22,030
Hite Jinro Co. Ltd.	1,274	20,290
Jiangsu King’s Luck Brewery JSC Ltd., Class A	4,600	39,359
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	43,089
JiuGui Liquor Co. Ltd., Class A*	500	7,363
Kweichow Moutai Co. Ltd., Class A	1,600	421,020

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Lotte Chilsung Beverage Co. Ltd.	47	4,513
Luzhou Laojiao Co. Ltd., Class A	2,400	80,969
Nongfu Spring Co. Ltd., Class H(a)(b)	30,000	174,260
Osotspa PCL, NVDR	31,700	27,089
Radico Khaitan Ltd.	3,528	62,231
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,960	65,486
Tsingtao Brewery Co. Ltd., Class A	1,100	15,185
Tsingtao Brewery Co. Ltd., Class H	10,000	89,630
United Breweries Ltd.	1,379	25,824
United Spirits Ltd.*	5,586	68,992
Varun Beverages Ltd.	7,448	72,842
Vina Concha y Toro SA	198,499	269,314
Wuliangye Yibin Co. Ltd., Class A	4,900	124,098
ZJLD Group, Inc.*(b)	9,800	11,913

		2,865,582

Biotechnology - 0.6%
3SBio, Inc.(b)	24,500	23,530
ABLBio, Inc.*	1,585	23,825
AIM Vaccine Co. Ltd.*	9,800	60,695
Akeso, Inc.*(a)(b)	7,000	36,846
Alteogen, Inc.*	858	30,021
BeiGene Ltd.*	14,700	245,041
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,421	13,769
Biocon Ltd.	6,644	20,768
Bioneer Corp.*	392	14,300
Blau Farmaceutica SA	14,700	64,213
Bloomage Biotechnology Corp. Ltd., Class A	611	8,329
CARsgen Therapeutics Holdings Ltd.*(b)	24,500	35,688
Celltrion, Inc.	1,772	203,801
Daan Gene Co. Ltd., Class A	4,700	6,662
Ever Supreme Bio Technology Co. Ltd.	8,000	48,876
GC Cell Corp.	329	9,692
Genexine, Inc.*	441	3,356
Green Cross Corp.	163	14,220
Green Cross Holdings Corp.	15,092	162,328
Hualan Biological Engineering, Inc., Class A	9,700	31,258
Hugel, Inc.*	126	10,666
InnoCare Pharma Ltd.*(b)	31,000	32,317
Innovent Biologics, Inc.*(b)	24,500	108,698
L&C Bio Co. Ltd.	605	17,989
Medigen Vaccine Biologics Corp.*	27,564	49,994
Medytox, Inc.	126	21,451
Naturecell Co. Ltd.*	1,833	11,246
OBI Pharma, Inc.*	10,354	28,466
PharmaEssentia Corp.*	4,000	43,657
PharmaResearch Co. Ltd.	349	36,470
Pharmicell Co. Ltd.*	980	5,244
Remegen Co. Ltd., Class A*	245	2,358
Seegene, Inc.	637	11,644

Investments	Shares	Value ($)
Shanghai Junshi Biosciences Co. Ltd., Class A*	1,113	6,338
Shanghai Junshi Biosciences Co. Ltd., Class H*(a)(b)	2,200	7,010
Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	9,378
SillaJen, Inc.*	4,263	15,217
SK Bioscience Co. Ltd.*	468	26,913
Vaxcell-Bio Therapeutics Co. Ltd.*	371	10,609
Zai Lab Ltd.*	9,800	30,976

		1,543,859

Broadline Retail - 3.6%
Alibaba Group Holding Ltd.*	438,200	5,478,413
Bukalapak.com PT Tbk.*	700,000	10,027
Central Retail Corp. PCL, NVDR	53,475	64,444
Easyhome New Retail Group Co. Ltd., Class A	53,900	33,260
El Puerto de Liverpool SAB de CV, Class C1	6,185	38,867
Falabella SA	21,523	59,479
Far Eastern Department Stores Ltd.	49,000	34,068
Global Digital Niaga Tbk. PT*	387,100	11,654
GoTo Gojek Tokopedia Tbk. PT, Class A*	14,376,600	107,729
Hyundai Department Store Co. Ltd.	224	9,736
Hyundai Home Shopping Network Corp.	2,038	67,952
JD.com, Inc., Class A	70,801	1,450,755
Lotte Shopping Co. Ltd.	245	13,455
Magazine Luiza SA*	52,300	36,831
MINISO Group Holding Ltd., ADR	3,577	75,153
Mitra Adiperkasa Tbk. PT	171,500	22,518
momo.com, Inc.	1,560	29,734
Naspers Ltd., Class N	3,565	704,452
PDD Holdings, Inc., ADR*	8,869	796,614
Shinsegae, Inc.	212	31,800
Shoppers Stop Ltd.*	1,421	13,777
Vipshop Holdings Ltd., ADR*	10,045	189,147
Woolworths Holdings Ltd.	13,034	58,633

		9,338,498

Building Products - 0.3%
Astral Ltd.	2,308	55,262
Beijing New Building Materials plc, Class A	5,300	21,009
Blue Star Ltd.	5,634	53,676
Cera Sanitaryware Ltd.	245	22,554
China Lesso Group Holdings Ltd.	33,000	22,427
Dynasty Ceramic PCL, NVDR	215,500	12,970
Kajaria Ceramics Ltd.	1,150	20,100
KCC Glass Corp.	4,459	151,123
Kyung Dong Navien Co. Ltd.	2,695	122,630
Prince Pipes & Fittings Ltd.	1,960	15,614
Qua Granite Hayal*	19,943	5,540
Ras Al Khaimah Ceramics	172,137	126,066
Saudi Ceramic Co.	935	7,577
Xinyi Glass Holdings Ltd.	59,000	97,442
Zhuzhou Kibing Group Co. Ltd., Class A	5,300	6,793

		740,783

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Capital Markets - 2.2%
360 ONE WAM Ltd.	8,040	50,992
Angel One Ltd.	1,551	29,061
B3 SA - Brasil Bolsa Balcao	93,100	291,607
Banco BTG Pactual SA	19,600	140,128
Bangkok Commercial Asset Management PCL, NVDR	26,500	8,516
Beyond Securities PCL, NVDR*	37,500	7,176
Bolsa Mexicana de Valores SAB de CV	19,600	41,658
Boursa Kuwait Securities Co. KPSC	5,096	31,628
Bursa Malaysia Bhd.	8,000	11,905
Caitong Securities Co. Ltd., Class A	12,220	14,260
Capital Securities Corp.	49,000	24,869
Changjiang Securities Co. Ltd., Class A	14,100	13,159
China Cinda Asset Management Co. Ltd., Class H	3,675,000	386,411
China Everbright Ltd.(a)	380,000	248,503
China Galaxy Securities Co. Ltd., Class A	5,200	9,888
China Galaxy Securities Co. Ltd., Class H	119,500	69,567
China Huarong Asset Management Co. Ltd., Class H*(a)(b)	423,000	21,967
China International Capital Corp. Ltd., Class A	1,600	8,935
China International Capital Corp. Ltd., Class H(b)	19,600	43,127
China Merchants Securities Co. Ltd., Class A	21,220	44,419
China Merchants Securities Co. Ltd., Class H(b)	16,600	16,773
Chinalin Securities Co. Ltd., Class A	4,900	9,578
CITIC Securities Co. Ltd., Class A	29,400	99,142
CITIC Securities Co. Ltd., Class H	29,073	62,331
Coronation Fund Managers Ltd.	109,662	202,320
CRISIL Ltd.	342	16,281
CSC Financial Co. Ltd., Class A	7,500	27,915
CSC Financial Co. Ltd., Class H(a)(b)	367,500	434,005
Daishin Securities Co. Ltd.	212	2,240
Daishin Securities Co. Ltd. (Preference)	530	5,385
Daou Data Corp.	4,900	50,397
Daou Technology, Inc.	10,633	146,651
Dubai Financial Market PJSC	33,628	15,198
EFG Holding S.A.E.*	463,233	246,858
Egypt Kuwait Holding Co. SAE	10,976	10,822
Everbright Securities Co. Ltd., Class A	4,700	12,061
GF Securities Co. Ltd., Class A*	14,100	32,317

Investments	Shares	Value ($)
GF Securities Co. Ltd., Class H	29,400	46,897
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	11,664	12,159
Guosen Securities Co. Ltd., Class A	37,000	50,167
Guotai Junan Securities Co. Ltd., Class A	19,600	42,728
Guotai Junan Securities Co. Ltd., Class H(b)	21,200	26,423
Haitong Securities Co. Ltd., Class A	18,800	27,226
Haitong Securities Co. Ltd., Class H	78,400	54,688
Hanwha Investment & Securities Co. Ltd.*	42,483	82,656
HDFC Asset Management Co. Ltd.(b)	1,150	35,430
Huatai Securities Co. Ltd., Class A	25,100	59,565
Huatai Securities Co. Ltd., Class H(b)	29,400	41,770
IBF Financial Holdings Co. Ltd.*	56,381	21,529
ICICI Securities Ltd.(b)	1,880	14,521
IDFC Ltd.	53,949	77,891
Indian Energy Exchange Ltd.(b)	16,732	24,951
Industrial Securities Co. Ltd., Class A	34,450	33,598
Investec Ltd.	4,353	27,324
Is Yatirim Menkul Degerler A/S	214,081	176,501
Jio Financial Services Ltd.*	55,811	177,682
JM Financial Ltd.	172,039	162,838
JSE Ltd.	6,027	31,017
KIWOOM Securities Co. Ltd.	392	29,892
Korea Investment Holdings Co. Ltd.	1,225	46,947
Minmetals Capital Co. Ltd., Class A	39,800	34,361
Mirae Asset Securities Co. Ltd.	7,325	39,824
Mirae Asset Securities Co. Ltd. (Preference)	5,733	15,967
Moscow Exchange MICEX-RTS PJSC‡	29,911	—
Motilal Oswal Financial Services Ltd.	11,368	115,886
Multi Commodity Exchange of India Ltd.	583	11,775
NH Investment & Securities Co. Ltd.	5,582	43,355
Ninety One Ltd.	12,691	27,832
Nippon Life India Asset Management Ltd.(b)	7,791	29,962
Noah Holdings Ltd., ADR(a)	21,364	325,160
Norte Grande SA	1,265,334	13,704
Orient Securities Co. Ltd., Class A	12,032	18,182
Orient Securities Co. Ltd., Class H(b)	20,400	12,739
Oyak Yatirim Menkul Degerler A/S*	37,779	70,292
Pacific Strategic Financial Tbk. PT*	448,500	32,269

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Pihsiang Machinery Manufacturing Co. Ltd.*‡	5,000	—
President Securities Corp.	15,000	9,713
PSG Konsult Ltd.	60,123	48,447
Reinet Investments SCA	2,450	59,687
Samsung Securities Co. Ltd.	2,009	56,583
Saratoga Investama Sedaya Tbk. PT	27,500	2,936
Saudi Tadawul Group Holding Co.	779	41,820
SDIC Capital Co. Ltd., Class A	37,000	40,796
Shenwan Hongyuan Group Co. Ltd., Class A	47,900	33,780
Shenwan Hongyuan Group Co. Ltd., Class H(b)	78,400	16,688
Shinyoung Securities Co. Ltd.	1,617	70,787
Sociedad de Inversiones Oro Blanco SA	1,353,420	12,894
SPIC Industry-Finance Holdings Co. Ltd., Class A	10,000	6,381
Tata Investment Corp. Ltd.	517	15,889
UTI Asset Management Co. Ltd.	3,250	31,694
Western Securities Co. Ltd., Class A	10,000	10,061
Woori Investment Bank Co. Ltd.	159,201	90,676
Yuanta Securities Korea Co. Ltd.	37,877	78,004
Zheshang Securities Co. Ltd., Class A	4,700	7,142

		5,617,736

Chemicals - 4.0%
Aarti Industries Ltd.	6,272	35,650
Abou Kir Fertilizers & Chemical Industries	9,849	15,035
Advanced Nano Products Co. Ltd.	147	18,960
Advanced Petrochemical Co.	2,025	24,560
AECI Ltd.	44,982	238,521
Akzo Nobel India Ltd.	539	18,187
Alkyl Amines Chemicals	220	6,546
Alpek SAB de CV, Class A(a)	24,500	25,435
Alujain Corp.*	14,259	175,786
Anupam Rasayan India Ltd.	980	11,616
Asia Polymer Corp.	147,000	121,149
Asian Paints Ltd.	7,423	304,808
Atul Ltd.	259	21,403
Avia Avian Tbk. PT	277,300	11,401
Balaji Amines Ltd.	350	9,311
Barito Pacific Tbk. PT	476,398	24,483
BASF India Ltd.	400	13,325
Batu Kawan Bhd.	6,300	29,733
Bayer CropScience Ltd.	141	7,627
Berger Paints India Ltd.	5,126	42,529
Boubyan Petrochemicals Co. KSCP	7,344	17,672
Braskem SA (Preference), Class A*	4,900	26,163
Carborundum Universal Ltd.	2,499	36,788
Castrol India Ltd.	18,650	32,822
Chambal Fertilisers and Chemicals Ltd.	68,306	230,126
Chandra Asri Petrochemical Tbk. PT	392,000	55,109

Investments	Shares	Value ($)
Chemplast Sanmar Ltd.*	2,585	13,956
Chengxin Lithium Group Co. Ltd., Class A	4,900	18,868
China General Plastics Corp.	147,000	113,665
China Hainan Rubber Industry Group Co. Ltd., Class A*	39,200	25,834
China Lumena New Materials Corp.*‡	22,200	—
China Man-Made Fiber Corp.*	50,000	12,808
China Petrochemical Development Corp.*	171,000	51,093
China Risun Group Ltd.(b)	49,000	22,808
Chunbo Co. Ltd.	47	7,024
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	7,975	6,818
Coromandel International Ltd.	1,898	23,756
Cosmochemical Co. Ltd.*	539	23,469
D&L Industries, Inc.	4,900	645
DCM Shriram Ltd.	2,303	23,473
Deepak Fertilisers & Petrochemicals Corp. Ltd.	27,489	181,848
Deepak Nitrite Ltd.	1,105	27,013
DL Holdings Co. Ltd.	397	12,225
Do-Fluoride New Materials Co. Ltd., Class A	10,800	29,619
Dongjin Semichem Co. Ltd.	725	24,088
Dongyue Group Ltd.	42,000	41,253
Eastern Polymer Group PCL, NVDR	63,600	12,263
Ecopro Co. Ltd.	343	324,796
EID Parry India Ltd.	3,871	23,325
Enchem Co. Ltd.*	235	12,998
Eternal Materials Co. Ltd.	27,550	27,220
Fertiglobe plc	44,835	43,699
Fine Organic Industries Ltd.	343	18,824
Finolex Industries Ltd.	9,600	23,309
Foosung Co. Ltd.	1,768	18,767
Formosa Chemicals & Fibre Corp.	68,000	141,511
Formosa Plastics Corp.	63,000	166,789
Fufeng Group Ltd.(a)	441,000	239,763
Galaxy Surfactants Ltd.(b)	250	8,262
Ganfeng Lithium Group Co. Ltd., Class A	4,080	34,156
Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	9,880	63,217
Grand Pacific Petrochemical	47,000	27,518
Guangzhou Tinci Materials Technology Co. Ltd., Class A	5,000	25,760
Gubre Fabrikalari TAS*	833	9,640
Gujarat Fluorochemicals Ltd.	715	23,672
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	38,269	275,867
Han Kuk Carbon Co. Ltd.	1,470	16,584
Hangzhou Oxygen Plant Group Co. Ltd., Class A	2,400	11,448
Hansol Chemical Co. Ltd.	141	21,681
Hanwha Solutions Corp.*	1,862	55,291
Hektas Ticaret TAS*	16,074	18,279

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hengli Petrochemical Co. Ltd., Class A*	14,100	30,699
Hengyi Petrochemical Co. Ltd., Class A*	14,100	14,402
Hoshine Silicon Industry Co. Ltd., Class A	1,900	19,136
Huabao International Holdings Ltd.(a)	17,000	7,303
Huafon Chemical Co. Ltd., Class A	33,500	34,875
Hunan Changyuan Lico Co. Ltd., Class A	784	1,226
Hyosung Advanced Materials Corp.	55	20,496
Hyosung TNC Corp.	98	26,102
Indorama Ventures PCL, NVDR	44,100	44,127
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,500	14,698
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	14,100	14,797
ISU Chemical Co. Ltd.	641	11,667
Jiangsu Eastern Shenghong Co. Ltd., Class A	11,000	19,332
Jubilant Ingrevia Ltd.	2,701	13,620
Kansai Nerolac Paints Ltd.	3,294	13,433
KCC Corp.	106	17,630
Kimteks Poliuretan Sanayi ve Ticaret A/S	13,769	61,055
Kolon Industries, Inc.	674	27,338
Korea Petrochemical Ind Co. Ltd.	1,911	200,897
KuibyshevAzot PJSC‡	9,900	—
Kum Yang Co. Ltd.*	564	70,398
Kumho Petrochemical Co. Ltd.	441	41,552
Lake Materials Co. Ltd.*	1,715	27,178
Laxmi Organic Industries Ltd.(b)	2,107	6,905
LB Group Co. Ltd., Class A	4,700	12,495
Levima Advanced Materials Corp., Class A	8,200	28,030
LG Chem Ltd.	735	373,656
LG Chem Ltd. (Preference)	170	52,348
Linde India Ltd.*	282	17,100
Lotte Chemical Corp.	584	69,000
Lotte Chemical Titan Holding Bhd.(b)	245,000	61,943
LOTTE Fine Chemical Co. Ltd.	397	20,182
Luxi Chemical Group Co. Ltd., Class A	6,500	9,613
Mesaieed Petrochemical Holding Co.	68,381	36,633
Miwon Commercial Co. Ltd.	125	16,534
MNTech Co. Ltd.	833	16,305
Nan Pao Resins Chemical Co. Ltd.	13,000	74,459
Nan Ya Plastics Corp.	98,000	218,287
National Industrialization Co.*	5,584	21,017
Navin Fluorine International Ltd.	645	33,444
Ningxia Baofeng Energy Group Co. Ltd., Class A	10,600	21,002
Nizhnekamskneftekhim PJSC‡	28,600	—
Nizhnekamskneftekhim PJSC (Preference)‡	26,400	—

Investments	Shares	Value ($)
OCI Holdings Co. Ltd.	414	35,533
Omnia Holdings Ltd.*	71,932	238,644
Orbia Advance Corp. SAB de CV	29,933	68,083
Organichesky Sintez PJSC‡	11,550	—
Oriental Union Chemical Corp.	38,000	26,481
Petkim Petrokimya Holding A/S*	38,400	25,655
Petronas Chemicals Group Bhd.	88,200	135,948
PhosAgro PJSC‡	1,540	—
PI Advanced Materials Co. Ltd.	520	12,545
PI Industries Ltd.	1,239	54,467
Pidilite Industries Ltd.	2,401	76,335
PTT Global Chemical PCL, NVDR	48,700	56,200
Qinghai Salt Lake Industry Co. Ltd., Class A*	19,600	54,850
Rongsheng Petrochemical Co. Ltd., Class A	24,500	43,572
SABIC Agri-Nutrients Co.	3,907	150,173
Sahara International Petrochemical Co.	10,089	101,654
Sasa Polyester Sanayi A/S*	15,664	35,456
Sasol Ltd.	17,934	250,579
Satellite Chemical Co. Ltd., Class A	4,662	10,509
Saudi Aramco Base Oil Co.	784	30,970
Saudi Basic Industries Corp.	14,112	322,369
Saudi Industrial Investment Group	6,478	43,134
Saudi Kayan Petrochemical Co.*	12,054	39,392
Scientex Bhd.	34,300	27,081
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,110	28,914
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	171,500	92,610
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,060	22,377
Shinkong Synthetic Fibers Corp.	49,000	26,740
Sichuan Hebang Biotechnology Co. Ltd., Class A	37,600	13,732
Sichuan Yahua Industrial Group Co. Ltd., Class A	3,600	8,976
Sinofert Holdings Ltd.	700,000	94,246
Sinoma Science & Technology Co. Ltd., Class A	4,700	15,211
Sinon Corp.	147,000	169,562
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	98,000	14,954
SK Chemicals Co. Ltd.	196	9,764
SK IE Technology Co. Ltd.*(b)	349	29,379
SKC Co. Ltd.	294	22,881
Sociedad Quimica y Minera de Chile SA (Preference), Class B	4,067	298,011
Solar Applied Materials Technology Corp.	49,000	58,626
Solar Industries India Ltd.	405	18,714
Soulbrain Co. Ltd.	47	10,048
Soulbrain Holdings Co. Ltd.	2,646	56,152
SRF Ltd.	2,588	68,297
Sumitomo Chemical India Ltd.	2,585	12,974
Supreme Industries Ltd.	1,204	51,967
Supreme Petrochem Ltd.	3,456	18,610

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Surya Esa Perkasa Tbk. PT	4,532,500	177,333
Taekwang Industrial Co. Ltd.	98	45,900
Taiwan Fertilizer Co. Ltd.	1,000	2,043
Tata Chemicals Ltd.	2,679	34,505
Tianqi Lithium Corp., Class A	5,600	52,147
Tianqi Lithium Corp., Class H	39,600	246,272
TKG Huchems Co. Ltd.	8,085	140,813
Tongkun Group Co. Ltd., Class A*	9,400	19,637
TSRC Corp.	245,000	195,679
Unipar Carbocloro SA (Preference), Class B	19,600	333,489
UPL Ltd.*	9,408	71,456
USI Corp.	22,000	16,311
Vinati Organics Ltd.	539	11,999
Wanhua Chemical Group Co. Ltd., Class A	4,900	67,027
Xinjiang Zhongtai Chemical Co. Ltd., Class A	10,600	10,976
Yanbu National Petrochemical Co.	3,528	43,070
Yunnan Energy New Material Co. Ltd., Class A*	1,200	16,203
Yunnan Yuntianhua Co. Ltd., Class A	4,700	12,140
Zangge Mining Co. Ltd., Class A	4,700	15,823
Zhejiang Longsheng Group Co. Ltd., Class A	24,500	33,150
Zhejiang Yongtai Technology Co. Ltd., Class A	2,800	6,034

		10,214,943

Commercial Services & Supplies - 0.2%
Allcargo Terminals Ltd.*	1,900	989
Beijing GeoEnviron Engineering & Technology, Inc., Class A	15,300	21,537
China Everbright Environment Group Ltd.(a)	98,000	38,955
Cleanaway Co. Ltd.	5,000	30,627
Dynagreen Environmental Protection Group Co. Ltd., Class H(a)(b)	165,000	55,644
Ecopro HN Co. Ltd.	376	26,814
Frontken Corp. Bhd.	42,300	30,395
GPS Participacoes e Empreendimentos SA(c)	14,100	51,663
Indian Railway Catering & Tourism Corp. Ltd.	6,370	49,617
KEPCO Plant Service & Engineering Co. Ltd.	100	2,652
PNB Holdings Corp.*	46,815	35,582
S-1 Corp.	347	13,938
Saudi Airlines Catering Co.	1,848	61,081
Sungeel Hitech Co. Ltd.*	98	10,795
Sunny Friend Environmental Technology Co. Ltd.	622	2,672
Taiwan Secom Co. Ltd.	3,165	11,028

		443,989

Communications Equipment - 0.5%
Accton Technology Corp.	9,000	109,398
Advanced Ceramic X Corp.	2,000	12,983

Investments	Shares	Value ($)
Arcadyan Technology Corp.	66,000	304,520
BYD Electronic International Co. Ltd.	11,000	42,174
Hengtong Optic-electric Co. Ltd., Class A	4,700	10,108
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,900	24,484
Intellian Technologies, Inc.	254	15,483
KMW Co. Ltd.*	563	5,221
Seojin System Co. Ltd.*	10,976	149,659
Sercomm Corp.	99,000	384,325
Sterlite Technologies Ltd.	6,627	12,102
Tejas Networks Ltd.*(b)	2,202	21,932
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	900	3,540
Wistron NeWeb Corp.	5,000	17,740
ZTE Corp., Class A	9,800	53,685
ZTE Corp., Class H	9,800	35,688

		1,203,042

Construction & Engineering - 1.3%
Acter Group Corp. Ltd.	49,000	236,218
BES Engineering Corp.	611,000	195,394
CH Karnchang PCL, NVDR	4,900	3,078
China Conch Venture Holdings Ltd.	49,000	61,197
China Energy Engineering Corp. Ltd., Class A	80,000	27,425
China Energy Engineering Corp. Ltd., Class H(a)	198,000	25,389
China Railway Group Ltd., Class A	45,200	50,786
China Railway Group Ltd., Class H	119,000	77,973
Continental Holdings Corp.	196,000	167,146
Daewoo Engineering & Construction Co. Ltd.*	3,901	13,833
DL E&C Co. Ltd.	799	19,181
Estithmar Holding QPSC*	30,456	18,240
Gamuda Bhd.	34,308	32,718
GEK Terna Holding Real Estate Construction SA*	1,470	23,242
GS Engineering & Construction Corp.	2,450	28,082
Guangdong No. 2 Hydropower Engineering Co. Ltd., Class A	4,900	4,484
HDC Hyundai Development Co-Engineering & Construction, Class E	15,974	129,832
Hyundai Engineering & Construction Co. Ltd.	2,280	66,898
IJM Corp. Bhd.	37,600	12,759
IRB Infrastructure Developers Ltd.	48,040	15,449
IRCON International Ltd.(b)	105,644	124,977
IS Dongseo Co. Ltd.*	6,223	165,504
Jeio Co. Ltd.*	931	23,482
Kalpataru Projects International Ltd.	3,479	26,822
KEC International Ltd.	6,962	53,653

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
KEPCO Engineering & Construction Co., Inc.	141	8,363
KNR Constructions Ltd.	6,325	19,022
Kontrolmatik Enerji ve Muhendislik A/S	736	5,737
Larsen & Toubro Ltd.*	10,841	353,422
Larsen & Toubro Ltd., GDR*(b)	296	9,679
Metallurgical Corp. of China Ltd., Class A	42,300	24,800
Metallurgical Corp. of China Ltd., Class H	106,000	26,640
NBCC India Ltd.	41,870	23,493
NCC Ltd.	212,239	409,518
PNC Infratech Ltd.(b)	2,700	11,363
Power Construction Corp. of China Ltd., Class A	34,100	28,628
Praj Industries Ltd.	6,061	31,525
PSG Corp. PCL, NVDR*	300,700	7,994
Rail Vikas Nigam Ltd.(b)	9,261	13,973
Ruentex Engineering & Construction Co.	26,000	85,215
Samsung Engineering Co. Ltd.*	4,067	118,055
Shaanxi Construction Engineering Group Corp. Ltd., Class A	4,900	3,476
Shanghai Construction Group Co. Ltd., Class A	23,500	9,766
Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	12,469
Sichuan Road and Bridge Group Co. Ltd., Class A	20,440	28,257
Sino-Thai Engineering & Construction PCL, NVDR	39,100	12,451
Tekfen Holding A/S	76,832	127,888
United Integrated Services Co. Ltd.	2,000	14,033
Voltas Ltd.	3,969	37,645
Waskita Karya Persero Tbk. PT*‡	173,900	2,372
Yankey Engineering Co. Ltd.	19,559	174,260

		3,203,806

Construction Materials - 1.2%
ACC Ltd.	1,376	33,759
Ambuja Cements Ltd.	11,368	63,994
Anhui Conch Cement Co. Ltd., Class A	9,800	37,216
Anhui Conch Cement Co. Ltd., Class H	24,500	73,669
Arabian Cement Co.	2,310	24,075
Asia Cement Corp.	79,000	101,306
BBMG Corp., Class A	42,300	14,264
Berkah Beton Sadaya Tbk. PT*	425,000	1,409
Birla Corp. Ltd.	750	11,200
Bursa Cimento Fabrikasi A/S*	221,480	63,170
Cementos Argos SA	224,505	204,678
Cemex SAB de CV*	428,000	325,949
Chia Hsin Cement Corp.	20,400	13,534
China Jushi Co. Ltd., Class A	19,643	40,788
China National Building Material Co. Ltd., Class H	98,000	61,574

Investments	Shares	Value ($)
China Resources Cement Holdings Ltd.	68,000	29,472
City Cement Co.	4,208	25,574
CSG Holding Co. Ltd., Class B	4,700	1,603
Dalmia Bharat Ltd.	1,782	42,331
Eastern Province Cement Co.	1,199	14,462
GCC SAB de CV(a)	4,900	47,725
Goldsun Building Materials Co. Ltd.	27,000	22,639
Grasim Industries Ltd.	5,978	134,422
Grupo Argos SA	122,500	305,231
Grupo Argos SA (Preference)	76,737	123,517
Hanil Cement Co. Ltd.	11,662	111,712
Huaxin Cement Co. Ltd., Class A	3,700	7,207
Huaxin Cement Co. Ltd., Class H	10,400	10,108
JK Cement Ltd.	530	21,101
JK Lakshmi Cement Ltd.	2,744	20,331
Nuh Cimento Sanayi A/S	2,068	12,926
Nuvoco Vistas Corp. Ltd.*	3,650	16,517
Oyak Cimento Fabrikalari A/S*	12,338	25,660
POSCO Future M Co. Ltd.	499	206,310
Qassim Cement Co. (The)	1,998	36,748
Ramco Cements Ltd. (The)	2,289	24,663
Rhi Magnesita India Ltd.	1,850	14,503
Riyadh Cement Co.	1,967	17,433
Saudi Cement Co.	441	6,747
Semen Indonesia Persero Tbk. PT	29,417	13,606
Shree Cement Ltd.	196	57,451
Siam Cement PCL (The), NVDR	6,300	59,818
Siam City Cement PCL, NVDR	4,800	19,212
Southern Province Cement Co.	1,634	21,516
SSANGYONG C&E Co. Ltd.	4,263	17,692
Taiwan Cement Corp.	98,000	116,316
Tangshan Jidong Cement Co. Ltd., Class A	4,700	5,373
Tipco Asphalt PCL, NVDR	23,400	12,169
TPI Polene PCL, NVDR	1,950,300	82,049
UltraTech Cement Ltd.	1,813	183,356
Universal Cement Corp.	50,470	46,894
Yamama Cement Co.	3,763	36,059
Yanbu Cement Co.	2,888	30,792

		3,051,830

Consumer Finance - 1.0%
AEON Credit Service M Bhd.	44,100	117,756
Bajaj Finance Ltd.	4,263	378,379
BFI Finance Indonesia Tbk. PT	343,100	30,033
Capri Global Capital Ltd.	1,948	18,418
Cholamandalam Investment and Finance Co. Ltd.	7,595	104,540
CreditAccess Grameen Ltd.*	1,166	20,645
FinVolution Group, ADR	65,023	381,685
Gentera SAB de CV(a)	426,300	554,362
JMT Network Services PCL, NVDR	14,200	16,076
Krungthai Card PCL, NVDR	9,800	13,456
Mahindra & Mahindra Financial Services Ltd.	9,024	32,635
Manappuram Finance Ltd.	215,551	364,542

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Muangthai Capital PCL, NVDR	9,300	9,645
Muthoot Finance Ltd.	2,226	36,548
Ngern Tid Lor PCL, NVDR	26,653	17,053
Poonawalla Fincorp Ltd.	5,720	27,248
Qifu Technology, Inc., Class A, ADR	3,871	77,265
Ratchthani Leasing PCL, NVDR	117,400	10,976
Samsung Card Co. Ltd.	539	12,051
SBI Cards & Payment Services Ltd.	4,949	51,467
Shriram Finance Ltd.	6,596	151,823
Srisawad Corp. PCL, NVDR	14,000	19,326
Sundaram Finance Ltd.	1,505	48,448
Transaction Capital Ltd.	267,197	101,718
Yulon Finance Corp.	4,673	28,177

		2,624,272

Consumer Staples Distribution & Retail - 1.2%
Abdullah Al Othaim Markets Co.	7,595	29,922
Aeon Co. M Bhd.	294,000	79,548
Al-Dawaa Medical Services Co.	2,401	65,023
Alibaba Health Information Technology Ltd.*	98,000	69,365
Almacenes Exito SA	66,346	77,556
Almunajem Foods Co.	7,791	145,578
Atacadao SA	9,400	27,111
Avenue Supermarts Ltd.*(b)	2,681	122,327
Berli Jucker PCL	14,300	14,622
BGF retail Co. Ltd.	141	18,540
Bid Corp. Ltd.	5,670	135,057
BIM Birlesik Magazalar A/S	13,261	106,426
Cencosud SA	44,247	95,029
Cia Brasileira de Distribuicao*	4,900	21,322
Clicks Group Ltd.	4,165	65,699
CP ALL PCL, NVDR	73,500	136,355
CP Axtra PCL, NVDR	28,900	29,129
Dada Nexus Ltd., ADR*	2,805	18,765
DaShenLin Pharmaceutical Group Co. Ltd., Class A	4,320	16,798
Dis-Chem Pharmacies Ltd.(b)	6,949	10,042
Dongsuh Cos., Inc.	859	12,205
E-MART, Inc.	392	23,280
Great Tree Pharmacy Co. Ltd.	1,257	16,739
Grupo Comercial Chedraui SA de CV	4,700	27,594
Grupo Mateus SA*	9,800	16,316
GS Retail Co. Ltd.	1,332	22,206
InRetail Peru Corp.(b)	406	13,642
JD Health International, Inc.*(a)(b)	17,150	123,808
La Comer SAB de CV	18,800	46,858
Magnit PJSC‡	2,296	—
Migros Ticaret A/S	1,410	15,447
Nahdi Medical Co.	611	28,306
Philippine Seven Corp.*	10,780	16,781
Pick n Pay Stores Ltd.(a)	6,784	14,683
Ping An Healthcare and Technology Co. Ltd.*(b)	9,600	25,173
President Chain Store Corp.	12,000	106,534
Puregold Price Club, Inc.	26,060	13,760
Raia Drogasil SA	19,864	120,970

Investments	Shares	Value ($)
Robinsons Retail Holdings, Inc.	195,510	194,175
Sendas Distribuidora SA	34,300	97,123
Shenzhen Pagoda Industrial Group Corp. Ltd.	24,500	16,650
Shoprite Holdings Ltd.	7,546	109,644
SMU SA	929,775	175,543
Sok Marketler Ticaret A/S*	13,475	22,750
SPAR Group Ltd. (The)	2,560	15,537
Sumber Alfaria Trijaya Tbk. PT	344,600	61,699
Sun Art Retail Group Ltd.	70,500	21,515
Wal-Mart de Mexico SAB de CV	83,300	347,663

		2,990,815

Containers & Packaging - 0.1%
Cheng Loong Corp.	49,000	53,870
Klabin SA	24,552	118,707
SCG Packaging PCL, NVDR	18,700	22,126
Taiwan Hon Chuan Enterprise Co. Ltd.	9,000	30,786
Ton Yi Industrial Corp.	21,000	11,895
Youlchon Chemical Co. Ltd.	470	13,293

		250,677

Distributors - 0.1%
Autohellas Tourist and Trading SA(a)	8,442	127,143
Sinomach Automobile Co. Ltd., Class A	30,700	37,415
Wuchan Zhongda Group Co. Ltd., Class A	13,800	9,906

		174,464

Diversified Consumer Services - 0.3%
Advtech Ltd.	24,310	25,426
China Education Group Holdings Ltd.(a)(b)	49,000	45,112
Cogna Educacao SA*	52,400	36,901
East Buy Holding Ltd.*(a)(b)	3,000	14,541
Fenbi Ltd.*	24,500	15,268
Fu Shou Yuan International Group Ltd.	49,000	37,824
Gaotu Techedu, Inc., ADR*	5,978	25,048
Humansoft Holding Co. KSC	3,251	38,110
Lung Yen Life Service Corp.*	24,000	28,333
MegaStudyEdu Co. Ltd.	2,940	113,250
National Co. for Learning & Education	735	20,140
New Oriental Education & Technology Group, Inc.*	24,500	144,040
Offcn Education Technology Co. Ltd., Class A*	4,700	3,012
TAL Education Group, ADR*	13,867	113,432

		660,437

Diversified REITs - 0.2%
Axis REIT, REIT	70,600	28,497
Concentradora Fibra Danhos SA de CV, REIT	14,700	19,319
Fibra Uno Administracion SA de CV, REIT	93,100	140,242
Growthpoint Properties Ltd., REIT	62,965	44,859

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Is Gayrimenkul Yatirim Ortakligi A/S, REIT*	169,981	102,897
Redefine Properties Ltd., REIT	244,978	48,765
SK REITs Co. Ltd., REIT	4,508	16,127
Yuexiu REIT, REIT(a)	98,000	20,106

		420,812

Diversified Telecommunication Services - 1.0%
AL Yah Satellite Communications Co. PJSC	43,340	31,387
China Tower Corp. Ltd., Class H(b)	1,274,000	143,757
Chunghwa Telecom Co. Ltd.	57,000	210,396
CITIC Telecom International Holdings Ltd.	686,000	275,325
Converge Information and Communications Technology Solutions, Inc.*	281,200	51,709
Dayamitra Telekomunikasi PT	202,100	8,778
Emirates Telecommunications Group Co. PJSC	54,978	335,282
Hellenic Telecommunications Organization SA	5,635	89,155
HFCL Ltd.	34,742	26,949
Indus Towers Ltd.*	25,442	53,205
KT Corp.	3,590	83,085
LG Uplus Corp.	7,465	58,624
Magyar Telekom Telecommunications plc	164,542	196,144
Ooredoo QPSC	18,114	56,880
Operadora De Sites Mexicanos SAB de CV, Series A-1(a)	9,400	9,550
Rostelecom PJSC*‡	33,770	—
Rostelecom PJSC (Preference)‡	15,392	—
Sarana Menara Nusantara Tbk. PT	315,700	21,249
Saudi Telecom Co.	28,475	321,820
Sitios Latinoamerica SAB de CV*(a)	63,700	28,642
Tata Communications Ltd.	1,646	35,945
Tata Teleservices Maharashtra Ltd.*	24,255	23,326
Telefonica Brasil SA	9,800	86,751
Telekom Malaysia Bhd.	19,600	22,125
Telkom Indonesia Persero Tbk. PT	739,900	182,522
Telkom SA SOC Ltd.*(a)	126,616	209,321
TIME dotCom Bhd.	9,000	10,719
Tower Bersama Infrastructure Tbk. PT	42,300	5,414
Turk Telekomunikasyon A/S*	19,746	15,620

		2,593,680

Electric Utilities - 1.1%
Adani Transmission Ltd.*	4,459	44,493
Alupar Investimento SA	3,640	22,290
Can2 Termik A/S*	77,273	61,814
Centrais Eletricas Brasileiras SA	34,300	278,680
Centrais Eletricas Brasileiras SA (Preference), Class B	8,481	77,785
CESC Ltd.	267,197	254,369
CEZ A/S	2,842	126,207
Cia Energetica de Minas Gerais	4,700	18,219

Investments	Shares	Value ($)
Cia Energetica de Minas Gerais (Preference)	46,802	124,653
Cia Energetica do Ceara (Preference), Class A	4,900	53,923
Cia Paranaense de Energia	5,500	47,716
CPFL Energia SA	4,700	35,351
CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	5,200	27,437
Enel Americas SA*	529,169	71,480
Enel Chile SA	829,052	57,169
Energisa SA	4,800	50,643
Enerjisa Enerji A/S(b)	7,676	14,467
Equatorial Energia SA	14,700	103,644
Federal Grid Co. - Rosseti PJSC (Registered)*‡	22,532,366	—
Inter RAO UES PJSC‡	1,596,292	—
Interconexion Electrica SA ESP	12,936	57,202
Korea Electric Power Corp.*	6,615	99,693
Manila Electric Co.	5,840	37,852
Mosenergo PJSC‡	4,455,000	—
Neoenergia SA	4,700	19,316
ODAS Elektrik Uretim ve Sanayi Ticaret A/S*	492,058	218,191
Power Grid Corp. of India Ltd.	93,345	301,943
Public Power Corp. SA*	3,381	40,110
RusHydro PJSC‡	2,361,000	—
Saudi Electricity Co.	23,618	141,270
SJVN Ltd.	214,571	149,615
Synergy Grid & Development Phils, Inc.	411,600	67,445
Tata Power Co. Ltd. (The)	26,117	75,161
Tenaga Nasional Bhd.	78,400	166,919
Torrent Power Ltd.	1,927	15,856
Transmissora Alianca de Energia Eletrica SA	5,000	37,839

		2,898,752

Electrical Equipment - 1.2%
ABB India Ltd.	1,044	57,790
AcBel Polytech, Inc.	40,294	71,160
Amara Raja Batteries Ltd.	4,361	33,661
Bharat Heavy Electricals Ltd.	21,300	26,946
Bizlink Holding, Inc.	2,071	19,932
CG Power & Industrial Solutions Ltd.	12,844	62,784
CS Wind Corp.	581	33,821
Dongfang Electric Corp. Ltd., Class A	5,000	13,461
Doosan Enerbility Co. Ltd.*	7,146	98,053
Doosan Fuel Cell Co. Ltd.*	690	14,724
Ecopro BM Co. Ltd.	828	272,178
ElSewedy Electric Co.	21,462	13,082
Fangda Carbon New Material Co. Ltd., Class A*	5,300	4,598
Farasis Energy Gan Zhou Co. Ltd., Class A*	784	2,417
Finolex Cables Ltd.	3,245	41,767
Fortune Electric Co. Ltd.	3,000	22,815

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Goldwind Science & Technology Co. Ltd.	15,000	10,271
Goldwind Science & Technology Co. Ltd., Class A	23,100	36,201
GoodWe Technologies Co. Ltd., Class A	343	7,943
Gotion High-tech Co. Ltd., Class A*	4,600	17,726
Graphite India Ltd.	3,381	17,789
Gulf Cables & Electrical Industries Group Co. KSCP	4,140	16,582
Havells India Ltd.	4,450	72,178
HD Hyundai Electric Co. Ltd.	441	25,706
Hitachi Energy India Ltd.*	371	17,783
Hyosung Heavy Industries Corp.*	2,009	275,033
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,500	9,911
Jiangxi Special Electric Motor Co. Ltd., Class A*	4,900	8,036
KEI Industries Ltd.	1,595	47,115
Korea Electric Terminal Co. Ltd.	2,597	117,763
LG Energy Solution Ltd.*	686	301,385
LS Corp.	889	84,321
LS Electric Co. Ltd.	490	40,633
Ming Yang Smart Energy Group Ltd., Class A	4,500	11,353
NARI Technology Co. Ltd., Class A	12,000	40,835
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	658	4,621
Polycab India Ltd.	990	57,978
Pylon Technologies Co. Ltd., Class A	343	8,505
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	173,643	188,818
Shanghai Electric Group Co. Ltd., Class A*	24,000	16,018
Shijiazhuang Shangtai Technology Co. Ltd., Class A	5,000	37,290
SPG Co. Ltd.	686	17,195
Suzlon Energy Ltd.*	266,458	61,392
Ta Ya Electric Wire & Cable	26,250	31,448
Taihan Electric Wire Co. Ltd.*	2,058	21,022
Tatung Co. Ltd.*	49,000	77,180
TBEA Co. Ltd., Class A	11,050	25,326
Teco Electric and Machinery Co. Ltd.	22,000	37,662
Triveni Turbine Ltd.	6,484	31,534
V-Guard Industries Ltd.*	6,399	22,068
Voltronic Power Technology Corp.	1,000	55,685
Walsin Lihwa Corp.	55,665	70,851
WEG SA	24,500	205,598
XTC New Energy Materials Xiamen Co. Ltd., Class A	539	3,499
Zhejiang Chint Electrics Co. Ltd., Class A	4,700	18,618

Investments	Shares	Value ($)
Zhejiang HangKe Technology, Inc. Co., Class A	490	2,083

		2,942,144

Electronic Equipment, Instruments & Components - 4.2%
AAC Technologies Holdings, Inc.	1,000	2,280
AUO Corp.*	242,000	159,400
Aurora Corp.	11,900	28,854
BH Co. Ltd.	10,192	191,502
BOE Technology Group Co. Ltd., Class A	126,500	74,872
BOE Varitronix Ltd.	7,000	10,609
Chang Wah Electromaterials, Inc.	147,000	143,836
Cheng Uei Precision Industry Co. Ltd.	157,000	194,836
China Railway Signal & Communication Corp. Ltd., Class A	31,500	26,446
Chroma ATE, Inc.	8,000	70,259
Compeq Manufacturing Co. Ltd.	33,000	47,778
Cowell e Holdings, Inc.*	12,000	22,342
Daeduck Electronics Co. Ltd.	893	25,396
Daejoo Electronic Materials Co. Ltd.	250	19,751
DataTec Ltd.(a)	84,456	166,692
Delta Electronics Thailand PCL, NVDR	76,000	250,900
Delta Electronics, Inc.	34,000	395,431
Dreamtech Co. Ltd.	11,297	120,003
E Ink Holdings, Inc.	15,000	107,393
Elite Material Co. Ltd.	10,000	131,736
EM-Tech Co. Ltd.	5,635	165,560
Everdisplay Optronics Shanghai Co. Ltd., Class A*	75,780	28,205
FLEXium Interconnect, Inc.	1,000	2,956
Forth Corp. PCL, NVDR	14,600	13,010
Foxconn Industrial Internet Co. Ltd., Class A	34,300	107,170
Foxconn Technology Co. Ltd.	17,000	30,131
Genius Electronic Optical Co. Ltd.	2,237	27,939
Global Brands Manufacture Ltd.	128,800	210,251
GoerTek, Inc., Class A	3,800	9,518
Gold Circuit Electronics Ltd.	11,000	59,329
Hana Microelectronics PCL, NVDR	9,800	14,530
Hannstar Board Corp.	105,000	165,887
HannStar Display Corp.*	119,000	52,634
Hollysys Automation Technologies Ltd.*	23,765	416,600
Holy Stone Enterprise Co. Ltd.	68,250	211,744
Hon Hai Precision Industry Co. Ltd.	343,000	1,184,208
Honeywell Automation India Ltd.	32	16,727
Huagong Tech Co. Ltd., Class A	4,900	24,669
Innolux Corp.*	320,000	169,538
INTOPS Co. Ltd.	4,900	115,710
ITEQ Corp.	98,000	246,976
Jaymart Group Holdings PCL, NVDR	243,600	120,986
KCE Electronics PCL, NVDR	9,300	11,751

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kingboard Holdings Ltd.	24,500	67,857
Kingboard Laminates Holdings Ltd.	27,500	28,104
L&F Co. Ltd.	428	86,463
Largan Precision Co. Ltd.	1,000	69,209
LG Display Co. Ltd.*	6,360	67,310
LG Innotek Co. Ltd.	441	91,338
Lingyi iTech Guangdong Co., Class A	15,900	13,682
Lotes Co. Ltd.	1,332	31,619
Lotte Energy Materials Corp.	235	10,103
Luxshare Precision Industry Co. Ltd., Class A	9,800	44,319
Mcnex Co. Ltd.	657	14,020
MH Development Ltd.*‡	22,000	—
Nan Ya Printed Circuit Board Corp.	4,000	31,566
Nationgate Holdings Bhd.	362,600	124,646
Nex Point Parts PCL, NVDR*	47,500	14,987
Nichidenbo Corp.	98,000	166,210
OFILM Group Co. Ltd., Class A*	4,700	3,808
Pan-International Industrial Corp.	24,000	31,731
Park Systems Corp.	200	31,695
Primax Electronics Ltd.	23,000	47,205
Quest Holdings SA	10,437	74,798
Raytron Technology Co. Ltd., Class A	343	2,225
Redington Ltd.	245,882	539,005
Samsung Electro-Mechanics Co. Ltd.	1,666	190,041
Samsung SDI Co. Ltd.	882	460,150
Seronics Co. Ltd.*	2,352	77,130
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	376	11,711
Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	12,798
Simplo Technology Co. Ltd.	2,200	21,526
Sinbon Electronics Co. Ltd.	3,000	32,123
SOLUM Co. Ltd.*	588	12,801
Solus Advanced Materials Co. Ltd.	377	10,603
STCUBE*	1,739	18,418
Sunny Optical Technology Group Co. Ltd.	12,200	118,188
Supreme Electronics Co. Ltd.	176,331	271,007
Synnex Technology International Corp.	49,000	92,304
Taiwan Union Technology Corp.	119,000	473,327
Test Research, Inc.	55,000	106,757
Tong Hsing Electronic Industries Ltd.	7,831	39,247
TPK Holding Co. Ltd.	149,000	185,619
Tripod Technology Corp.	14,000	75,287
TXC Corp.	16,000	45,007
Unimicron Technology Corp.	49,000	287,671
Unisplendour Corp. Ltd., Class A	4,900	18,704
Unitech Printed Circuit Board Corp.*	290,000	162,872
Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	9,503
VS Industry Bhd.	137,700	27,332
Wah Lee Industrial Corp.	68,640	176,479

Investments	Shares	Value ($)
Walsin Technology Corp.	9,378	28,319
Weikeng Industrial Co. Ltd.*	147,000	161,610
Wingtech Technology Co. Ltd., Class A	3,100	20,161
Wintek Corp.*‡	64,000	—
WPG Holdings Ltd.	49,440	79,289
WT Microelectronics Co. Ltd.*	14,000	30,560
WUS Printed Circuit Kunshan Co. Ltd., Class A	5,170	15,864
Yageo Corp.	8,347	122,045
Zhejiang Dahua Technology Co. Ltd., Class A	2,900	8,907
Zhejiang Supcon Technology Co. Ltd., Class A	1,771	13,429
Zhen Ding Technology Holding Ltd.	17,150	57,300

		10,662,334

Energy Equipment & Services - 0.2%
ADNOC Drilling Co. PJSC	38,963	41,795
Bumi Armada Bhd.*	1,386,700	159,921
China Oilfield Services Ltd., Class A	5,000	10,627
China Oilfield Services Ltd., Class H	28,000	33,031
COFCO Capital Holdings Co. Ltd., Class A	4,900	5,999
Dialog Group Bhd.	51,700	26,372
Gulf International Services QSC	375,438	213,505
Yinson Holdings Bhd.	35,800	20,246

		511,496

Entertainment - 0.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	17,677
Alibaba Pictures Group Ltd.*	540,000	32,890
Bilibili, Inc., Class Z*(a)	3,920	71,879
CJ CGV Co. Ltd.*	8,918	65,067
CJ ENM Co. Ltd.*	392	19,775
CMGE Technology Group Ltd.*	98,000	22,619
Com2uSCorp	133	5,676
Devsisters Co. Ltd.*	235	6,941
Fire Rock Holdings Ltd.*‡(a)	106,000	1,903
Gamania Digital Entertainment Co. Ltd.	49,000	110,079
HYBE Co. Ltd.*	280	57,663
International Games System Co. Ltd.	4,000	78,023
iQIYI, Inc., ADR*(a)	7,595	48,152
JYP Entertainment Corp.	489	52,328
Kakao Games Corp.*	956	23,625
Kingsoft Corp. Ltd.	16,000	68,422
Krafton, Inc.*	588	79,252
MD Pictures Tbk. PT*	107,800	28,594
MNC Digital Entertainment Tbk. PT*	37,600	9,425
NCSoft Corp.	281	60,955
Neowiz*	470	12,721
NetDragon Websoft Holdings Ltd.	98,000	194,273

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
NetEase, Inc.	30,000	652,032
Netmarble Corp.*(b)	410	15,826
Nexon Games Co. Ltd.*	1,034	17,441
NHN Corp.*	630	12,406
Pearl Abyss Corp.*	517	22,714
Perfect World Co. Ltd., Class A	4,100	8,611
PVR Inox Ltd.*	3,087	58,442
Saregama India Ltd.*	500	819
Saregama India Ltd.	2,498	11,981
SM Entertainment Co. Ltd.	328	33,607
SMI Holdings Group Ltd.*‡	72,000	—
Studio Dragon Corp.*	188	7,448
Tencent Music Entertainment Group, ADR*	8,233	57,549
Tencent Music Entertainment Group, Class A*	4,700	16,332
Webzen, Inc.	5,880	67,673
Wemade Co. Ltd.	388	11,126
Wemade Max Co. Ltd.*	784	5,720
Wysiwyg Studios Co. Ltd.*	44,639	102,961
XD, Inc.*(b)	8,000	19,203
XPEC Entertainment, Inc.*‡	14,800	—
YG Entertainment, Inc.	605	36,120
Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	8,349

		2,234,299

Financial Services - 1.3%
Aavas Financiers Ltd.*	2,058	38,754
Aditya Birla Capital Ltd.*	8,967	21,347
Al Waha Capital PJSC	404,250	149,679
Alliance International Education Leasing Holdings Ltd.*(b)	21,000	13,491
Aptus Value Housing Finance India Ltd.	3,822	13,151
AVIC Industry-Finance Holdings Co. Ltd., Class A	23,500	13,515
Bajaj Finserv Ltd.	6,488	126,078
Bajaj Holdings & Investment Ltd.	574	52,645
Can Fin Homes Ltd.	4,876	44,546
Chailease Holding Co. Ltd.*	21,177	140,162
Cielo SA	32,900	32,644
Corp. Financiera Colombiana SA	39,053	154,485
CSSC Hong Kong Shipping Co. Ltd.(b)	686,000	124,908
E-Finance for Digital & Financial Investments	7,889	4,587
Far East Horizon Ltd.(a)	53,000	39,757
Fawry for Banking & Payment Technology Services SAE*	44,933	8,180
FirstRand Ltd.	161,406	660,645
Genertec Universal Medical Group Co. Ltd.(b)	318,500	171,529
Grupo de Inversiones Suramericana SA	2,695	25,680
Grupo de Inversiones Suramericana SA (Preference)	3,587	12,850
Home First Finance Co. India Ltd.(b)	1,225	12,959

Investments	Shares	Value ($)
Housing & Urban Development Corp. Ltd.	150,626	117,572
IIFL Finance Ltd.	3,626	26,017
Indian Railway Finance Corp. Ltd.(b)	34,250	15,907
Kakaopay Corp.*	398	15,675
L&T Finance Holdings Ltd.	11,562	18,542
LIC Housing Finance Ltd.	10,094	51,225
Meritz Financial Group, Inc.	2,990	115,410
Metro Pacific Investments Corp.	381,000	33,782
National Investments Co. KSCP	20,286	15,986
NICE Holdings Co. Ltd.	6,432	54,750
One 97 Communications Ltd.*	1,598	15,551
Piramal Enterprises Ltd.	2,112	25,980
PNB Housing Finance Ltd.*(b)	16,298	125,789
Power Finance Corp. Ltd.	35,812	113,816
REC Ltd.	30,647	75,622
Remgro Ltd.	16,121	145,747
Shandong Hi-Speed Holdings Group Ltd.*	49,500	36,052
Turkiye Sinai Kalkinma Bankasi A/S*	509,110	114,956
Yeahka Ltd.*	13,200	32,159
Yuanta Financial Holding Co. Ltd.	376,580	292,382

		3,304,512

Food Products - 2.7%
Adani Wilmar Ltd.*	2,491	12,475
Agthia Group PJSC	10,622	15,327
Alicorp SAA	194,432	383,064
Almarai Co. JSC	3,835	70,432
Anjoy Foods Group Co. Ltd., Class A	500	10,788
Astra Agro Lestari Tbk. PT	137,200	68,918
AVI Ltd.	14,737	58,770
Balrampur Chini Mills Ltd.	3,850	18,864
Beijing Dabeinong Technology Group Co. Ltd., Class A	5,300	5,251
Betagro PCL	24,400	15,897
Bombay Burmah Trading Co.	235	3,233
BRF SA*	357,700	733,890
Britannia Industries Ltd.	1,949	113,599
CCL Products India Ltd.	2,597	19,417
Century Pacific Food, Inc.	17,700	8,379
Charoen Pokphand Enterprise*	13,300	39,528
Charoen Pokphand Foods PCL, NVDR	83,300	49,403
Charoen Pokphand Indonesia Tbk. PT*	119,900	41,146
Cherkizovo Group PJSC‡	2,594	—
China Feihe Ltd.(b)	50,000	30,454
China Huiyuan Juice Group Ltd.*‡	24,000	—
China Mengniu Dairy Co. Ltd.	49,000	185,037
China Modern Dairy Holdings Ltd.	1,043,000	112,342
China Youran Dairy Group Ltd.(b)	490,000	111,839
Chongqing Fuling Zhacai Group Co. Ltd., Class A	3,120	8,242
CJ CheilJedang Corp.	223	48,986
CJ CheilJedang Corp. (Preference)	104	10,688

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
COFCO Joycome Foods Ltd.*(b)	1,176,000	325,716
Daesang Corp.	7,869	104,949
Dali Foods Group Co. Ltd.(a)(b)	23,500	10,938
Dongwon Industries Co. Ltd.	735	22,748
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,880	38,093
Garudafood Putra Putri Jaya Tbk. PT	463,100	14,433
Great Wall Enterprise Co. Ltd.	26,400	50,235
Gruma SAB de CV, Class B	3,765	67,710
Grupo Bimbo SAB de CV, Class A, Series A	21,500	111,745
Grupo Nutresa SA	1,692	22,136
Guan Chong Bhd.	29,400	14,345
Guangdong Haid Group Co. Ltd., Class A	3,400	23,958
Harim Holdings Co. Ltd.	19,793	116,151
Health & Happiness H&H International Holdings Ltd.	98,000	128,175
Heilongjiang Agriculture Co. Ltd., Class A	5,200	10,696
Henan Shuanghui Investment & Development Co. Ltd., Class A	5,000	17,658
Huishan Dairy*‡	158,000	—
Indofood CBP Sukses Makmur Tbk. PT	51,800	38,472
Indofood Sukses Makmur Tbk. PT	127,400	61,884
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	32,884
IOI Corp. Bhd.	39,200	36,253
Japfa Comfeed Indonesia Tbk. PT	2,180,500	193,035
JBS SA	19,700	77,772
Kuala Lumpur Kepong Bhd.	14,731	76,187
Leong Hup International Bhd.(b)	485,100	56,482
Lien Hwa Industrial Holdings Corp.	17,302	35,180
Lotte Wellfood Co. Ltd.	1,617	120,515
M Dias Branco SA	4,900	42,984
Marfrig Global Foods SA	142,976	223,013
Marico Ltd.	8,820	60,111
Mayora Indah Tbk. PT	83,900	13,464
Minerva SA	107,800	228,651
Monde Nissin Corp.(b)	107,400	16,015
Muyuan Foods Co. Ltd., Class A	7,120	44,284
Nestle India Ltd.	588	161,235
Nestle Malaysia Bhd.	900	26,727
New Hope Liuhe Co. Ltd., Class A*	9,000	15,754
NongShim Co. Ltd.	56	17,442
Orion Corp.	520	46,303
Orion Holdings Corp.	10,731	117,189
Ottogi Corp.	15	4,195
Patanjali Foods Ltd.	1,030	16,668
PPB Group Bhd.	14,080	52,148
QL Resources Bhd.	25,395	30,864
RCL Foods Ltd.	80,115	47,302
Samyang Foods Co. Ltd.	141	13,385
Samyang Holdings Corp.	3,038	172,558
San Miguel Food and Beverage, Inc.	19,470	18,061

Investments	Shares	Value ($)
Sao Martinho SA	3,500	24,626
Sarawak Oil Palms Bhd.	78,400	45,381
Saudia Dairy & Foodstuff Co.	294	27,820
Savola Group (The)	5,311	59,883
Sawit Sumbermas Sarana Tbk. PT	1,367,100	108,335
Shree Renuka Sugars Ltd.*	30,100	16,798
Sime Darby Plantation Bhd.	54,403	54,898
SLC Agricola SA	4,900	44,962
SPC Samlip Co. Ltd.	980	50,743
Srinanaporn Marketing PCL, NVDR	19,500	12,305
Sumber Tani Agung Resources Tbk. PT	1,254,400	71,121
Taisun Enterprise Co. Ltd.	98,000	81,546
Taiwan TEA Corp.*	53,000	48,823
Tata Consumer Products Ltd.	10,407	108,728
Thai Union Group PCL, NVDR	58,800	23,191
Thai Vegetable Oil PCL, NVDR	44,000	32,458
Thaifoods Group PCL, NVDR	1,171,100	136,856
Tiger Brands Ltd.	1,666	14,908
Tingyi Cayman Islands Holding Corp.	30,000	46,315
Toly Bread Co. Ltd., Class A	5,640	8,326
Tres Tentos Agroindustrial SA	44,100	117,271
Triveni Engineering & Industries Ltd.	4,263	15,531
Ulker Biskuvi Sanayi A/S*	70,903	102,957
Uni-President Enterprises Corp.	98,000	234,815
United Plantations Bhd.	9,800	34,731
Universal Robina Corp.	13,530	30,201
Want Want China Holdings Ltd.	98,000	68,234
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	5,100	11,660
Zad Holding Co.	3,286	12,277
Zhou Hei Ya International Holdings Co. Ltd.*(a)(b)	47,000	19,707
Zydus Wellnes Ltd.	882	15,756

		7,033,835

Gas Utilities - 0.6%
Adani Total Gas Ltd.	4,361	35,191
Aygaz A/S	27,146	119,667
Beijing Enterprises Holdings Ltd.	24,500	97,231
China Gas Holdings Ltd.	88,200	98,280
China Resources Gas Group Ltd.	24,200	83,473
ENN Energy Holdings Ltd.	20,100	241,627
ENN Natural Gas Co. Ltd., Class A	10,000	25,746
GAIL India Ltd.	67,522	97,775
Grupo Energia Bogota SA ESP	50,764	23,075
Gujarat Gas Ltd.	2,679	15,722
Gujarat State Petronet Ltd.	13,547	47,493
Indraprastha Gas Ltd.	4,564	25,698
Korea Gas Corp.*	999	19,437
Kunlun Energy Co. Ltd.	98,000	79,795
Mahanagar Gas Ltd.(b)	1,456	19,797
National Gas & Industrialization Co.	1,155	20,596
Perusahaan Gas Negara Tbk. PT	311,200	28,169
Petronas Gas Bhd.	14,700	55,683

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Promigas SA ESP	127,498	154,459
Samchully Co. Ltd.	1,127	90,981
Towngas Smart Energy Co. Ltd.(a)	441,000	213,751

		1,593,646

Ground Transportation - 0.4%
BTS Group Holdings PCL, NVDR	119,640	28,312
Container Corp. of India Ltd.	4,480	37,840
Daqin Railway Co. Ltd., Class A	40,000	40,074
Full Truck Alliance Co. Ltd., ADR*(a)	10,535	78,907
GMexico Transportes SAB de CV(b)	9,400	22,455
Grupo Traxion SAB de CV*(a)(b)	9,800	21,058
Localiza Rent a Car SA	12,214	172,591
Lotte Rental Co. Ltd.	6,076	124,413
Rumo SA	19,600	95,754
SIMPAR SA	122,500	251,847
Theeb Rent A Car Co.	441	9,992
United International Transportation Co.	996	18,372
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,500	13,805

		915,420

Health Care Equipment & Supplies - 0.2%
Classys, Inc.	784	18,852
Dentium Co. Ltd.	147	16,572
Eoflow Co. Ltd.*	799	17,520
Hartalega Holdings Bhd.	30,800	15,028
HLB, Inc.*	1,796	46,280
iRay Technology Co. Ltd., Class A	698	24,520
Jeisys Medical, Inc.*	1,942	17,018
Kangji Medical Holdings Ltd.	25,000	27,825
Kossan Rubber Industries Bhd.	68,600	21,756
Lifetech Scientific Corp.*	110,000	38,366
Microport Scientific Corp.*(a)	11,498	22,970
Qingdao Haier Biomedical Co. Ltd., Class A	539	3,598
SD Biosensor, Inc.	990	10,058
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	46,346
Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	98	2,429
Sri Trang Gloves Thailand PCL, NVDR	68,600	14,430
St Shine Optical Co. Ltd.	2,000	13,747
Supermax Corp. Bhd.	695,800	130,395
TaiDoc Technology Corp.	3,000	17,660
Top Glove Corp. Bhd.*	68,600	13,997

		519,367

Health Care Providers & Services - 0.9%
Al Hammadi Holding	1,862	29,184
Apollo Hospitals Enterprise Ltd.	1,608	101,143
Aster DM Healthcare Ltd.*(b)	6,324	24,035
Bangkok Chain Hospital PCL, NVDR	20,800	10,817
Bangkok Dusit Medical Services PCL, NVDR	72,000	60,475
Bumrungrad Hospital PCL, NVDR	4,900	30,921

Investments	Shares	Value ($)
Celltrion Healthcare Co. Ltd.	1,579	81,511
Chabiotech Co. Ltd.*	2,303	22,693
China Meheco Co. Ltd., Class A	4,700	8,655
China Resources Medical Holdings Co. Ltd.	24,500	20,263
Chularat Hospital PCL, NVDR	101,400	8,591
CM Hospitalar SA	5,000	22,283
Dallah Healthcare Co.	585	27,507
Diagnosticos da America SA*	9,800	27,708
Dr Lal PathLabs Ltd.(b)	822	23,249
Dr Sulaiman Al Habib Medical Services Group Co.	1,411	108,695
Fleury SA	93,100	315,288
Fortis Healthcare Ltd.	11,593	48,748
Global Health Ltd.*	2,401	20,659
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	35,929
Gushengtang Holdings Ltd.*	7,800	49,358
Hapvida Participacoes e Investimentos SA*(b)	78,400	79,108
HLB Life Science Co. Ltd.*	3,167	22,560
Huadong Medicine Co. Ltd., Class A	3,300	20,054
Hygeia Healthcare Holdings Co. Ltd.(b)	6,400	41,320
IHH Healthcare Bhd.	58,800	77,591
Jinxin Fertility Group Ltd.*(b)	73,500	42,411
KPJ Healthcare Bhd.	49,024	12,503
Krishna Institute of Medical Sciences Ltd.*(b)	1,650	38,393
Life Healthcare Group Holdings Ltd.	17,346	20,317
Max Healthcare Institute Ltd.*	11,515	83,287
Medikaloka Hermina Tbk. PT(b)	367,500	36,433
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	9,510
Metro Healthcare Indonesia Tbk. PT*	286,700	9,791
Metropolis Healthcare Ltd.(b)	3,053	50,909
Middle East Healthcare Co.*	1,617	27,844
Mitra Keluarga Karyasehat Tbk. PT(b)	100,200	19,336
MLP Saglik Hizmetleri A/S, Class B*(b)	40,875	146,639
Mouwasat Medical Services Co.	688	46,031
Narayana Hrudayalaya Ltd.(b)	2,750	33,786
National Medical Care Co.	931	33,750
Netcare Ltd.	39,592	31,168
New Horizon Health Ltd.*(a)(b)	4,000	13,592
Odontoprev SA	5,390	13,891
Oncoclinicas do Brasil Servicos Medicos SA*	4,900	12,402
Rainbow Children’s Medicare Ltd.	1,030	13,825
Ramkhamhaeng Hospital PCL, NVDR	9,300	11,208
Rede D’Or Sao Luiz SA(b)	13,591	102,853
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	2,597	4,265

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	13,225
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	24,500	44,359
Sikarin PCL, NVDR	44,000	14,012
Siloam International Hospitals Tbk. PT	165,000	21,336
Sinopharm Group Co. Ltd., Class H	39,200	122,897
Thonburi Healthcare Group PCL, NVDR	9,300	18,204
Topchoice Medical Corp., Class A*	500	8,067
Universal Vision Biotechnology Co. Ltd.*	2,100	26,161

		2,400,750

Health Care Technology - 0.0%(d)
Lunit, Inc.*	245	33,175

Hotels, Restaurants & Leisure - 2.1%
Abu Dhabi National Hotels	414,491	956,939
Alamar Foods	539	18,103
Alsea SAB de CV*	24,500	85,238
Ambassador Hotel (The)	54,000	88,492
Americana Restaurants International plc	41,699	43,594
Ananti, Inc.*	24,451	128,906
Asset World Corp. PCL, NVDR	171,900	22,499
Bloomberry Resorts Corp.*	93,100	20,103
Central Plaza Hotel PCL*	1,600	2,209
Central Plaza Hotel PCL, NVDR*	5,700	7,868
Chalet Hotels Ltd.*	2,891	17,188
China Travel International Investment Hong Kong Ltd.*(a)	122,000	26,907
DoubleUGames Co. Ltd.	3,675	115,614
Easy Trip Planners Ltd.*	16,003	7,890
EIH Ltd.*	8,250	21,265
Erawan Group PCL (The), NVDR*	137,100	18,986
Genting Bhd.	49,000	46,837
Genting Malaysia Bhd.	61,100	35,232
Grand Korea Leisure Co. Ltd.*	1,323	14,344
H World Group Ltd.*	24,500	116,080
Haichang Ocean Park Holdings Ltd.*(b)	54,000	8,032
Haidilao International Holding Ltd.(b)	21,164	59,296
Hana Tour Service, Inc.*	450	17,158
Helens International Holdings Co. Ltd.*(a)	6,500	7,310
Indian Hotels Co. Ltd., Class A	13,895	66,748
Jahez International Co.*	94	15,059
Jiumaojiu International Holdings Ltd.(a)(b)	14,000	27,358
Jollibee Foods Corp.	7,840	36,399
Jubilant Foodworks Ltd.	4,950	28,798
Kangwon Land, Inc.	2,240	27,415
Leejam Sports Co. JSC	1,155	45,380
Lemon Tree Hotels Ltd.*(b)	19,505	21,912
Lotte Tour Development Co. Ltd.*	1,961	15,031
Magnum Bhd.	465,494	113,560

Investments	Shares	Value ($)
Meituan, Class B*(b)	78,370	1,470,185
Minor International PCL, NVDR	50,500	48,687
MK Restaurants Group PCL, NVDR	4,800	6,486
Nayuki Holdings Ltd.*(b)	25,000	17,182
OPAP SA	4,103	72,425
Paradise Co. Ltd.*	421	4,743
Sapphire Foods India Ltd.*	800	13,355
Seera Group Holding*	6,600	50,666
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	22,200	15,252
Smartfit Escola de Ginastica e Danca SA*	9,800	47,094
Sports Toto Bhd.	377,300	122,169
Sun International Ltd.	74,137	147,701
Tongcheng Travel Holdings Ltd.*(a)(b)	19,600	47,199
Travellers International Hotel Group, Inc.*‡	209,900	—
TravelSky Technology Ltd., Class H	3,000	5,732
Trip.com Group Ltd.*	8,650	345,392
Tsogo Sun Ltd.	225,547	158,534
Westlife Foodworld Ltd.*	3,000	34,146
Wowprime Corp.*	1,000	9,387
Yum China Holdings, Inc.	6,713	409,627
Zomato Ltd.*	81,438	83,271

		5,392,983

Household Durables - 1.2%
Amber Enterprises India Ltd.*	935	27,680
Arcelik A/S*	5,782	33,154
Bajaj Electricals Ltd.	2,173	33,334
Coway Co. Ltd.	1,177	37,859
Crompton Greaves Consumer Electricals Ltd.	7,896	28,215
Cyrela Brazil Realty SA Empreendimentos e Participacoes	112,700	564,323
Dixon Technologies India Ltd.(b)	663	33,227
Eureka Forbes Ltd.*	1,960	13,102
Gree Electric Appliances, Inc. of Zhuhai, Class A	14,700	79,725
Haier Smart Home Co. Ltd., Class A	10,600	36,635
Haier Smart Home Co. Ltd., Class H	30,600	99,859
Hanssem Co. Ltd.*	303	11,018
Kinpo Electronics	550,000	302,770
Konka Group Co. Ltd., Class B*	215,600	42,298
LG Electronics, Inc.	2,989	254,193
LG Electronics, Inc. (Preference)	584	22,358
Merry Electronics Co. Ltd.	98,000	284,085
MRV Engenharia e Participacoes SA	156,800	458,166
Nien Made Enterprise Co. Ltd.	3,000	31,025
PIK Group PJSC*‡	4,646	—
Shenzhen MTC Co. Ltd., Class A	39,600	29,312
Skyworth Group Ltd.	586,970	266,439
TCL Electronics Holdings Ltd.*	343,000	174,168

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
TCL Technology Group Corp., Class A*	41,360	24,827
TTK Prestige Ltd.	1,825	17,495
Vestel Beyaz Esya Sanayi ve Ticaret A/S	18,669	11,877
Vestel Elektronik Sanayi ve Ticaret A/S*	54,488	124,753
Whirlpool of India Ltd.*	674	11,958
Zinus, Inc.	3,717	72,902

		3,126,757

Household Products - 0.0%(d)
Jyothy Labs Ltd.	6,860	26,006
Kimberly-Clark de Mexico SAB de CV, Class A	24,500	57,676
Unilever Indonesia Tbk. PT	75,200	19,199
Vinda International Holdings Ltd.	3,000	6,047

		108,928

Independent Power and Renewable Electricity Producers - 1.3%
Aboitiz Power Corp.	34,200	22,447
Absolute Clean Energy PCL, NVDR*	279,200	15,253
ACEN Corp.*	103,400	9,827
ACWA Power Co.	2,058	101,156
Adani Green Energy Ltd.*	5,586	74,252
Adani Power Ltd.*	21,903	72,780
AES Brasil Energia SA	14,700	36,711
Aksa Enerji Uretim A/S, Class B	3,760	5,521
Auren Energia SA	5,000	14,715
B Grimm Power PCL, NVDR	19,500	22,076
Banpu Power PCL, NVDR	19,300	8,176
BCPG PCL, NVDR	78,300	22,075
Canvest Environmental Protection Group Co. Ltd.(b)	196,000	105,305
CECEP Solar Energy Co. Ltd., Class A	32,200	29,737
CGN New Energy Holdings Co. Ltd.	490,000	141,370
CGN Power Co. Ltd., Class A	44,000	19,147
CGN Power Co. Ltd., Class H(b)	343,000	84,005
China Longyuan Power Group Corp. Ltd., Class H	98,000	94,121
China National Nuclear Power Co. Ltd., Class A	40,700	41,630
China Power International Development Ltd.(a)	147,000	55,040
China Resources Power Holdings Co. Ltd.	54,000	116,743
China Three Gorges Renewables Group Co. Ltd., Class A	47,000	35,447
China Yangtze Power Co. Ltd., Class A	34,300	102,995
CK Power PCL, NVDR	112,600	11,382
Colbun SA	169,153	26,688
Datang International Power Generation Co. Ltd., Class H	128,000	22,814
Electricity Generating PCL, NVDR	4,900	19,111
Enel Generacion Peru SAA	10,152	11,268
Energy Absolute PCL, NVDR	29,100	52,710

Investments	Shares	Value ($)
Eneva SA*	19,600	55,087
Engie Brasil Energia SA	4,900	45,363
First Gen Corp.	142,100	52,519
Fujian Funeng Co. Ltd., Class A	12,740	14,867
GD Power Development Co. Ltd., Class A	42,500	21,944
Global Power Synergy PCL, NVDR	13,700	23,114
Guangdong Electric Power Development Co. Ltd., Class A*	4,900	4,916
Gulf Energy Development PCL, NVDR	96,700	140,549
Huadian Power International Corp. Ltd., Class A	26,500	21,061
Huadian Power International Corp. Ltd., Class H	38,000	16,810
Huaneng Lancang River Hydropower, Inc., Class A	15,000	14,734
Huaneng Power International, Inc., Class A*	43,200	51,984
Huaneng Power International, Inc., Class H*	100,000	55,394
Hubei Energy Group Co. Ltd., Class A*	4,700	3,045
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	9,800	4,827
JSW Energy Ltd.	5,875	20,622
Malakoff Corp. Bhd.	681,600	97,501
Margun Enerji Uretim Sanayi ve Ticaret A/S	4,508	9,626
Mega First Corp. Bhd.	259,700	190,642
NHPC Ltd.	82,798	51,844
NLC India Ltd.	92,610	131,626
NTPC Ltd.	133,397	354,136
OGK-2 PJSC‡	11,431,280	—
Omega Energia SA*	73,500	180,928
Ratch Group PCL, NVDR	24,500	25,947
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	26,687	17,554
Shandong Hi-Speed New Energy Group Ltd.*	215,600	94,272
Shanghai Electric Power Co. Ltd., Class A	10,000	14,412
Shenergy Co. Ltd., Class A	4,900	4,649
Shenzhen Energy Group Co. Ltd., Class A	10,600	10,190
Sichuan Chuantou Energy Co. Ltd., Class A	9,400	19,019
Super Energy Corp. PCL, NVDR*	431,200	6,299
Terna Energy SA	1,276	24,606
TPI Polene Power PCL, NVDR	1,062,000	103,008
Unipro PJSC*‡	5,337,000	—
Wintime Energy Group Co. Ltd., Class A*	166,600	35,433
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	63,100	42,557
Zorlu Enerji Elektrik Uretim A/S*	49,256	7,866

		3,343,453

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Industrial Conglomerates - 2.2%
3M India Ltd.	69	24,264
Aamal Co.	663,019	160,655
Aboitiz Equity Ventures, Inc.	67,130	65,755
AG Anadolu Grubu Holding A/S	3,478	17,851
Alarko Holding A/S	2,646	10,230
Alfa SAB de CV, Class A	53,912	33,149
Alliance Global Group, Inc.	56,400	12,774
Alpha Dhabi Holding PJSC*	41,111	223,404
AntarChile SA	3,206	28,642
Apar Industries Ltd.	637	29,293
Astra Industrial Group	1,827	43,342
Astra International Tbk. PT	573,300	260,418
Ayala Corp.	4,190	46,916
Bidvest Group Ltd. (The)	5,247	81,875
China Baoan Group Co. Ltd., Class A	5,500	8,866
CITIC Ltd.	196,000	220,160
CJ Corp.	343	17,437
DMCI Holdings, Inc.	121,000	21,149
Doosan Co. Ltd.	352	29,410
Dubai Investments PJSC	38,220	25,285
Enka Insaat ve Sanayi A/S	53,350	66,611
Far Eastern New Century Corp.	98,000	92,616
Fosun International Ltd.	127,500	92,698
Godrej Industries Ltd.*	3,377	19,581
Grupo Carso SAB de CV, Series A1	9,800	78,124
GS Holdings Corp.	2,570	76,012
Hanwha Corp.	1,692	40,951
HAP Seng Consolidated Bhd.	11,900	8,973
Hong Leong Industries Bhd.	9,800	19,561
Hosken Consolidated Investments Ltd.	24,255	312,998
Hyosung Corp.	201	9,509
Industries Qatar QSC	31,838	116,594
International Holding Co. PJSC*	12,054	1,296,616
JG Summit Holdings, Inc.	34,311	26,893
KOC Holding A/S	28,781	144,297
LG Corp.	3,724	243,953
Lotte Corp.	1,392	27,793
LT Group, Inc.	98,000	17,129
LX Holdings Corp.	752	4,897
Multiply Group PJSC*	100,827	88,665
Mytilineos SA	2,799	116,837
Quinenco SA	8,136	28,299
Reunert Ltd.	68,453	231,413
Samsung C&T Corp.	2,554	206,981
San Miguel Corp.	13,510	26,786
Shanghai Industrial Holdings Ltd.	152,000	225,309
Siemens Ltd.	1,335	64,649
Sigdo Koppers SA	116,620	177,811
Sime Darby Bhd.	79,800	38,582
SK Square Co. Ltd.*	2,940	102,409
SK, Inc.	1,078	129,226
SM Investments Corp.	8,330	138,315

Investments	Shares	Value ($)
Sunway Bhd.	44,100	17,507
Turkiye Sise ve Cam Fabrikalari A/S	36,113	71,618

		5,721,088

Industrial REITs - 0.6%
Equites Property Fund Ltd., REIT(a)	341,285	218,008
ESR Kendall Square REIT Co. Ltd., REIT	3,896	12,119
FIBRA Macquarie Mexico, REIT(b)	298,900	581,426
Prologis Property Mexico SA de CV, REIT	9,400	34,910
TF Administradora Industrial S de RL de CV, REIT	318,500	649,299

		1,495,762

Insurance - 2.7%
Abu Dhabi National Insurance Co. PSC	116,179	185,985
Al Rajhi Co. for Co-operative Insurance*	705	26,948
Allianz Malaysia Bhd.	24,500	79,222
Anadolu Anonim Turk Sigorta Sirketi*	77,910	66,201
Bangkok Insurance PCL, NVDR	9,700	87,283
Bangkok Life Assurance PCL, NVDR	19,600	13,857
BB Seguridade Participacoes SA	9,800	64,110
Bupa Arabia for Cooperative Insurance Co.	327	15,044
Caixa Seguridade Participacoes SA	15,000	34,023
Capital Financial Indonesia Tbk. PT*	156,800	6,915
Cathay Financial Holding Co. Ltd.	294,000	427,999
Central Reinsurance Co. Ltd.*	48,927	37,365
China Development Financial Holding Corp.*	490,000	195,679
China Life Insurance Co. Ltd., Class H	199,000	347,032
China Pacific Insurance Group Co. Ltd., Class A	19,200	80,327
China Pacific Insurance Group Co. Ltd., Class H	58,800	157,580
China Taiping Insurance Holdings Co. Ltd.	31,800	35,312
Co. for Cooperative Insurance (The)	974	37,074
DB Insurance Co. Ltd.	1,421	84,169
Dhipaya Group Holdings PCL, NVDR	14,600	18,448
Discovery Ltd.*	8,388	74,519
Fubon Financial Holding Co. Ltd.	245,000	510,636
General Insurance Corp. of India*(b)	7,546	18,831
Hanwha Life Insurance Co. Ltd.*	12,318	22,855
HDFC Life Insurance Co. Ltd.(b)	14,357	112,911
Hyundai Marine & Fire Insurance Co. Ltd.	1,262	28,366

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
ICICI Lombard General Insurance Co. Ltd.(b)	3,611	60,828
ICICI Prudential Life Insurance Co. Ltd.(b)	5,670	39,949
Korean Reinsurance Co.	39,739	215,429
LPI Capital Bhd.	4,900	12,932
Max Financial Services Ltd.*	2,721	26,954
Mercuries & Associates Holding Ltd.	147,000	68,527
Mercuries Life Insurance Co. Ltd.*	147,000	24,557
Mirae Asset Life Insurance Co. Ltd.*	27,274	79,277
Momentum Metropolitan Holdings	40,751	43,446
New China Life Insurance Co. Ltd., Class A	4,700	29,870
New China Life Insurance Co. Ltd., Class H	24,500	70,685
Old Mutual Ltd.	128,282	93,847
OUTsurance Group Ltd.	10,487	22,804
PB Fintech Ltd.*	1,954	17,380
People’s Insurance Co. Group of China Ltd. (The), Class H	225,000	86,264
PICC Property & Casualty Co. Ltd., Class H	196,000	228,705
Ping An Insurance Group Co. of China Ltd., Class A	24,600	181,056
Ping An Insurance Group Co. of China Ltd., Class H	173,500	1,251,410
Porto Seguro SA	5,000	30,092
Qatar Insurance Co. SAQ*	665,322	407,601
Qualitas Controladora SAB de CV	4,900	36,152
Samsung Fire & Marine Insurance Co. Ltd.	995	190,468
Samsung Life Insurance Co. Ltd.	2,548	139,529
Sanlam Ltd.	48,755	180,312
Santam Ltd.	723	12,068
SBI Life Insurance Co. Ltd.(b)	7,378	115,013
Shin Kong Financial Holding Co. Ltd.*	441,000	135,135
Shinkong Insurance Co. Ltd.	82,000	141,161
Star Health & Allied Insurance Co. Ltd.*	1,470	11,374
Syarikat Takaful Malaysia Keluarga Bhd.	245,000	189,088
Thai Life Insurance PCL, NVDR	63,600	20,811
Tongyang Life Insurance Co. Ltd.*	13,123	36,343
Waterdrop, Inc., ADR*	7,350	13,598
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	11,000	35,826

		7,017,182

Interactive Media & Services - 2.7%
AfreecaTV Co. Ltd.	275	15,749
Autohome, Inc., Class A(a)	5,000	40,712
Baidu, Inc., Class A*	36,750	720,514
Connectwave Co. Ltd.*	882	7,612
Info Edge India Ltd.	1,318	73,506
JOYY, Inc., ADR	18,375	638,715
Kakao Corp.	4,998	201,151

Investments	Shares	Value ($)
Kuaishou Technology*(b)	29,400	253,335
Meitu, Inc.*(b)	98,000	35,562
NAVER Corp.	2,401	427,590
Tencent Holdings Ltd.	98,400	4,471,638
Weibo Corp., Class A(a)	1,960	29,807

		6,915,891

IT Services - 1.1%
Al Moammar Information Systems Co.	505	22,749
Arabian Internet & Communications Services Co.	573	55,748
Chinasoft International Ltd.(a)	6,000	3,739
Chindata Group Holdings Ltd., ADR*	4,935	39,776
Coforge Ltd.	517	29,567
Elm Co.	343	62,189
GDS Holdings Ltd., Class A*	14,700	24,202
Happiest Minds Technologies Ltd.	2,940	33,059
HCL Technologies Ltd.	17,003	230,852
Hyundai Autoever Corp.	94	11,283
Infosys Ltd.	57,646	950,175
Jasmine Technology Solution PCL, NVDR*	4,100	3,534
LTIMindtree Ltd.(b)	1,466	87,189
Mphasis Ltd.	833	23,243
Perfect Presentation For Commercial Services Co.	1,715	10,258
Persistent Systems Ltd.	920	53,065
Posco DX Co. Ltd.	2,080	56,706
Samsung SDS Co. Ltd.	1,176	118,370
Sonata Software Ltd.	2,854	36,667
Systex Corp.	13,000	48,605
Tata Consultancy Services Ltd.	16,415	682,844
Tech Mahindra Ltd.	10,486	142,217
Wipro Ltd.	21,413	105,452

		2,831,489

Leisure Products - 0.2%
Advanced International Multitech Co. Ltd.	49,000	122,397
Ferretti SpA	26,500	91,066
Giant Manufacturing Co. Ltd.	5,181	38,248
GOLFZON Co. Ltd.	1,715	129,972
Johnson Health Tech Co. Ltd.	2,000	4,951
Merida Industry Co. Ltd.	5,350	36,857

		423,491

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	2,009	89,992
Genscript Biotech Corp.*(a)	20,000	51,188
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	4,900	31,667
LegoChem Biosciences, Inc.*	1,250	34,568
Samsung Biologics Co. Ltd.*(b)	343	206,126
ST Pharm Co. Ltd.	141	8,352
Syngene International Ltd.(b)	1,400	13,551
WuXi AppTec Co. Ltd., Class A	4,060	40,715
WuXi AppTec Co. Ltd., Class H(b)	4,918	46,382

		522,541

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Machinery - 0.8%
AIA Engineering Ltd.	600	25,228
Airtac International Group	1,913	56,733
Ashok Leyland Ltd.	30,502	68,236
China CSSC Holdings Ltd., Class A	5,900	27,557
China International Marine Containers Group Co. Ltd., Class A	29,000	29,987
China International Marine Containers Group Co. Ltd., Class H	9,400	5,605
CIMC Enric Holdings Ltd.	30,000	30,120
CNPC Capital Co. Ltd., Class A	28,800	29,821
Craftsman Automation Ltd.	343	19,414
Creative & Innovative System*	2,703	26,401
CSBC Corp. Taiwan*	49,000	36,407
Cummins India Ltd.	2,376	56,856
Doosan Bobcat, Inc.	1,272	58,378
Elgi Equipments Ltd.	8,864	57,717
Enplus Co. Ltd.*	2,695	15,815
Escorts Kubota Ltd.	564	17,414
GMM Pfaudler Ltd.	490	8,776
Grindwell Norton Ltd.*	771	21,729
Haitian International Holdings Ltd.	16,000	39,843
Hana Technology Co. Ltd.*	245	22,854
Hanwha Ocean Co. Ltd.*	705	25,857
HD Hyundai Construction Equipment Co. Ltd.	392	25,126
HD Hyundai Heavy Industries Co. Ltd.*	282	30,907
HD Hyundai Infracore Co. Ltd.	3,822	36,941
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	1,323	127,977
Hiwin Technologies Corp.	5,535	37,162
Hyundai Elevator Co. Ltd.	882	28,924
Hyundai Mipo Dockyard Co. Ltd.*	400	29,310
Hyundai Rotem Co. Ltd.*	1,175	28,899
Jiangsu Hengli Hydraulic Co. Ltd., Class A	4,600	46,162
Kangwon Energy Co. Ltd.*	637	12,219
Kaori Heat Treatment Co. Ltd.	1,000	10,819
Kinik Co.	6,000	26,443
KSB Ltd.	539	14,885
Lakshmi Machine Works Ltd.	294	50,438
LK Technology Holdings Ltd.(a)	22,000	23,612
Ningbo Deye Technology Co. Ltd., Class A	900	15,769
Otokar Otomotiv ve Savunma Sanayi A/S*	2,058	22,042
Pentamaster Corp. Bhd.	21,200	24,637
People & Technology, Inc.	441	27,125
Sam Engineering & Equipment M Bhd.	4,700	5,212
Samsung Heavy Industries Co. Ltd.*	14,188	100,512
Sany Heavy Equipment International Holdings Co. Ltd.	12,000	18,957
Sany Heavy Industry Co. Ltd., Class A	14,100	35,019
Schaeffler India Ltd.	846	32,100

Investments	Shares	Value ($)
SFA Engineering Corp.	704	20,325
Sinotruk Hong Kong Ltd.	24,500	51,270
SK oceanplant Co. Ltd.*	1,219	21,757
SKF India Ltd.	385	25,113
Sunonwealth Electric Machine Industry Co. Ltd.	16,000	67,204
Thermax Ltd.	944	29,838
Tian Di Science & Technology Co. Ltd., Class A	4,900	3,915
Timken India Ltd.	329	14,068
Turk Traktor ve Ziraat Makineleri A/S	793	20,704
UWC Bhd.	20,400	15,202
Weichai Power Co. Ltd., Class A	7,500	13,852
Weichai Power Co. Ltd., Class H	49,000	72,256
XCMG Construction Machinery Co. Ltd., Class A	52,200	51,639
Yangzijiang Shipbuilding Holdings Ltd.	73,500	85,246
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	10,800	42,086
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	10,000	9,117
Zhuzhou CRRC Times Electric Co. Ltd., Class H	11,800	46,905
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	17,700	17,064
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	29,200	15,913

		2,115,419

Marine Transportation - 0.4%
Cia Sud Americana de Vapores SA	402,367	30,435
COSCO SHIPPING Holdings Co. Ltd., Class H	73,450	77,512
Evergreen Marine Corp. Taiwan Ltd.	29,023	96,046
Far-Eastern Shipping Co. plc*‡	302,500	—
HMM Co. Ltd.	6,517	89,423
Korea Line Corp.*	60,123	88,488
MISC Bhd.	22,400	35,719
Orient Overseas International Ltd.(a)	3,500	58,298
Pan Ocean Co. Ltd.	6,321	23,704
Precious Shipping PCL, NVDR	318,500	87,467
Qatar Navigation QSC	19,070	55,010
Regional Container Lines PCL, NVDR	92,800	65,068
Shanghai Zhonggu Logistics Co. Ltd., Class A	7,252	11,497
Shipping Corp. of India Land & Assets Ltd.*	61,005	20,063
Temas Tbk. PT	4,282,600	76,678
Transcoal Pacific Tbk. PT	14,100	6,218
U-Ming Marine Transport Corp.	14,000	18,933
Wan Hai Lines Ltd.	49,000	78,583
Wisdom Marine Lines Co. Ltd.	11,898	17,245
Yang Ming Marine Transport Corp.	52,000	76,941

		1,013,328

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Media - 0.4%
Affle India Ltd.*	2,401	31,345
Arabian Contracting Services Co.	588	31,033
Astro Malaysia Holdings Bhd.	1,141,700	135,464
Cheil Worldwide, Inc.	3,632	51,717
China Literature Ltd.*(b)	6,200	27,984
China Science Publishing & Media Ltd., Class A	4,900	20,089
China South Publishing & Media Group Co. Ltd., Class A	14,200	22,551
Chinese Universe Publishing and Media Group Co. Ltd., Class A	12,600	22,320
Elang Mahkota Teknologi Tbk. PT	1,411,200	60,828
Focus Media Information Technology Co. Ltd., Class A	23,500	24,497
Grupo Televisa SAB, Series CPO(a)	49,514	52,530
Innocean Worldwide, Inc.	2,940	91,569
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	15,100	22,143
Megacable Holdings SAB de CV(a)	14,100	35,869
MultiChoice Group	13,426	66,821
Network18 Media & Investments Ltd.*	84,378	59,758
Saudi Research & Media Group*	605	30,189
Surya Citra Media Tbk. PT	12,303,900	127,282
TY Holdings Co. Ltd.	5,341	29,289
VGI PCL, NVDR	127,300	10,860
Zee Entertainment Enterprises Ltd.	17,444	51,400

		1,005,538

Metals & Mining - 4.9%
Adaro Minerals Indonesia Tbk. PT*	120,400	7,385
African Rainbow Minerals Ltd.	3,822	43,144
Al Masane Al Kobra Mining Co.	1,029	22,189
Alrosa PJSC*‡	85,800	—
Aluminum Corp. of China Ltd., Class A	26,500	23,620
Aluminum Corp. of China Ltd., Class H	98,000	48,380
Aneka Tambang Tbk.	201,400	26,511
Angang Steel Co. Ltd., Class H	38,000	11,353
Anglo American Platinum Ltd.	1,470	73,602
AngloGold Ashanti Ltd.	6,811	151,128
APL Apollo Tubes Ltd.	3,361	65,135
Baoshan Iron & Steel Co. Ltd., Class A	58,800	52,821
Beijing Shougang Co. Ltd., Class A	10,600	5,962
Borusan Mannesmann Boru Sanayi ve Ticaret A/S*	11,858	137,002
Bradespar SA	14,700	67,582
Bradespar SA (Preference)	107,800	532,309
Bumi Resources Minerals Tbk. PT*	1,235,000	14,004
CAP SA	27,881	212,552
Century Iron & Steel Industrial Co. Ltd.	6,000	30,643
China Gold International Resources Corp. Ltd.	4,900	19,729
China Hongqiao Group Ltd.(a)	49,000	47,060

Investments	Shares	Value ($)
China Metal Recycling Holdings Ltd.*‡	51,000	—
China Nonferrous Mining Corp. Ltd.	49,000	25,824
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	5,300	18,303
China Steel Corp.	202,000	179,654
China Zhongwang Holdings Ltd.*‡	699,600	—
Chung Hung Steel Corp.	23,000	17,675
Cia de Ferro Ligas da Bahia FERBASA (Preference)	19,600	209,100
Cia Siderurgica Nacional SA	19,600	57,024
Citic Pacific Special Steel Group Co. Ltd., Class A	10,600	24,829
CMOC Group Ltd., Class A	68,600	59,224
CMOC Group Ltd., Class H	147,000	98,016
Dongkuk Holdings Co. Ltd.	3,949	46,534
DRDGOLD Ltd.	10,054	10,990
Eregli Demir ve Celik Fabrikalari TAS*	40,376	62,528
EVERGREEN Steel Corp.	49,000	94,487
Ezz Steel Co. SAE*	77,322	100,012
Feng Hsin Steel Co. Ltd.	24,000	52,694
GEM Co. Ltd., Class A	5,300	5,221
Gerdau SA (Preference)	30,870	189,812
Gloria Material Technology Corp.	5,000	8,496
Gold Fields Ltd.	14,700	227,240
Grupo Mexico SAB de CV, Series B	88,200	459,627
Harmony Gold Mining Co. Ltd.	14,733	63,749
Henan Shenhuo Coal & Power Co. Ltd., Class A	5,500	12,098
Hesteel Co. Ltd., Class A	37,600	12,679
Hindalco Industries Ltd.	41,356	232,603
Hindustan Copper Ltd.	16,483	28,277
Huaibei Mining Holdings Co. Ltd., Class A	9,400	16,244
Hunan Valin Steel Co. Ltd., Class A	23,500	19,729
Hyundai Steel Co.	2,109	59,813
Impala Platinum Holdings Ltd.	25,210	182,869
Industrias CH SAB de CV, Class B, Series B*	1,147	13,673
Industrias Penoles SAB de CV*(a)	2,585	37,056
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	70,500	18,644
Inner Mongolia ERDOS Resources Co. Ltd., Class A	6,272	8,574
Inner Mongolia ERDOS Resources Co. Ltd., Class B	10,388	11,603
Jiangxi Copper Co. Ltd., Class A	9,400	26,292
Jiangxi Copper Co. Ltd., Class H	31,000	51,834
Jinchuan Group International Resources Co. Ltd.(a)	784,000	44,233
Jindal Stainless Ltd.	143,913	701,554
Jindal Steel & Power Ltd.	12,907	104,945
JSW Steel Ltd.	14,994	148,894
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	4,508	3,563

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	25,039	23,545
KG DONGBUSTEEL	12,103	81,184
Korea Zinc Co. Ltd.	196	75,961
Koza Altin Isletmeleri A/S	27,440	28,534
Koza Anadolu Metal Madencilik Isletmeleri A/S*	77,910	176,353
Kumba Iron Ore Ltd.	1,470	40,388
Lloyds Metals & Energy Ltd.	4,704	35,977
Maanshan Iron & Steel Co. Ltd., Class A	21,200	8,543
Maanshan Iron & Steel Co. Ltd., Class H	22,000	4,570
Magnitogorsk Iron & Steel Works PJSC*‡	45,174	—
Merdeka Copper Gold Tbk. PT*	230,462	53,642
Metalurgica Gerdau SA (Preference)	22,200	64,168
Minsur SA	133,182	147,087
MMC Norilsk Nickel PJSC*‡	2,090	—
MMG Ltd.*	4,000	1,462
National Aluminium Co. Ltd.	375,585	434,955
Nickel Asia Corp.	1,974,700	228,299
NMDC Ltd.	32,389	46,172
Northam Platinum Holdings Ltd.*	7,270	61,770
Novolipetsk Steel PJSC*‡	51,150	—
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	14,100	8,109
PMB Technology Bhd.*	4,700	4,117
Polyus PJSC*‡	1,155	—
Poongsan Corp.	784	23,065
POSCO Holdings, Inc.	2,107	1,061,228
Posco M-Tech Co. Ltd.	931	26,769
Press Metal Aluminium Holdings Bhd.	58,800	65,725
Qatar Aluminum Manufacturing Co.	42,858	15,895
Raspadskaya OJSC*‡	4,240	—
Ratnamani Metals & Tubes Ltd.	1,291	41,967
Sam-A Aluminum Co. Ltd.	245	21,681
Saudi Arabian Mining Co.*	20,046	237,243
SeAH Besteel Holdings Corp.	5,733	126,386
SeAH Steel Holdings Corp.	691	111,132
Severstal PAO*‡	5,995	—
Shandong Gold Mining Co. Ltd., Class A	5,100	17,405
Shandong Gold Mining Co. Ltd., Class H(b)	12,250	24,410
Shandong Nanshan Aluminum Co. Ltd., Class A	18,800	8,523
Shanxi Meijin Energy Co. Ltd., Class A*	9,400	10,220
Shanxi Taigang Stainless Steel Co. Ltd., Class A	15,900	9,567
Shougang Fushan Resources Group Ltd.	1,372,000	394,076
Sibanye Stillwater Ltd.	79,331	150,867
Steel Authority of India Ltd.	46,172	53,106

Investments	Shares	Value ($)
TA Chen Stainless Pipe	58,800	73,906
Tata Steel Ltd.	223,293	334,334
TCC Steel	735	37,135
Tiangong International Co. Ltd.	490,000	160,219
Tianshan Aluminum Group Co. Ltd., Class A	10,600	10,412
Tongling Nonferrous Metals Group Co. Ltd., Class A	29,400	13,370
Tung Ho Steel Enterprise Corp.	17,050	30,328
United Co. RUSAL International PJSC‡	75,100	—
Usha Martin Ltd.*	6,762	27,747
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	191,100	290,443
Vale Indonesia Tbk. PT	28,200	12,856
Vale SA	102,900	1,496,004
Vedanta Ltd.	29,204	97,999
VSMPO-AVISMA Corp. PJSC‡	53	—
Western Mining Co. Ltd., Class A	19,600	33,705
Western Superconducting Technologies Co. Ltd., Class A	1,052	7,788
Xiamen Tungsten Co. Ltd., Class A	3,900	10,401
YongXing Special Materials Technology Co. Ltd., Class A	3,800	28,797
Young Poong Corp.	294	132,625
Yunnan Aluminium Co. Ltd., Class A	6,300	13,082
Yunnan Copper Co. Ltd., Class A	19,300	32,676
Zhaojin Mining Industry Co. Ltd., Class H(a)	24,500	35,311
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,140	15,071
Zijin Mining Group Co. Ltd., Class A	48,000	87,380
Zijin Mining Group Co. Ltd., Class H	196,000	335,769

		12,579,786

Multi-Utilities - 0.1%
Dubai Electricity & Water Authority PJSC	138,131	100,786
Power & Water Utility Co. for Jubail & Yanbu	1,225	25,273
Qatar Electricity & Water Co. QSC	9,126	45,505
YTL Corp. Bhd.	83,300	21,615
YTL Power International Bhd.	78,431	23,656

		216,835

Office REITs - 0.0%(d)
AREIT, Inc., REIT	30,000	18,134
Embassy Office Parks REIT, REIT	8,680	32,924
JR Global Reit, REIT	7,119	22,508
RL Commercial REIT, Inc., REIT	164,500	15,873
Shinhan Alpha REIT Co. Ltd., REIT	3,773	18,293

		107,732

Oil, Gas & Consumable Fuels - 4.8%
3R Petroleum Oleo E Gas SA*	86,132	643,675
ABM Investama Tbk. PT	215,600	52,327

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Adaro Energy Indonesia Tbk. PT	382,300	61,097
Aegis Logistics Ltd.	4,841	22,484
AKR Corporindo Tbk. PT	140,000	12,858
Aldrees Petroleum and Transport Services Co.	1,760	56,015
Bangchak Corp. PCL, NVDR	14,000	15,645
Banpu PCL, NVDR	93,200	26,548
Bashneft PJSC‡	1,305	—
Bashneft PJSC (Preference)‡	1,163	—
Bayan Resources Tbk. PT	132,300	174,148
Bharat Petroleum Corp. Ltd.	28,410	130,394
Bukit Asam Tbk. PT	106,000	19,471
Bumi Resources Tbk. PT*	5,042,100	42,798
China Coal Energy Co. Ltd., Class A	16,100	18,923
China Coal Energy Co. Ltd., Class H	49,000	35,374
China Merchants Energy Shipping Co. Ltd., Class A	14,100	12,607
China Petroleum & Chemical Corp., Class A	104,900	91,004
China Petroleum & Chemical Corp., Class H	686,000	382,641
China Shenhua Energy Co. Ltd., Class A	19,600	77,832
China Shenhua Energy Co. Ltd., Class H	98,000	292,792
China Suntien Green Energy Corp. Ltd., Class H(a)	50,000	18,336
Coal India Ltd.	59,829	166,760
Cosan SA	34,300	143,774
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	8,600	17,665
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(a)	16,000	17,685
Dana Gas PJSC	1,432,515	381,817
Ecopetrol SA	146,461	86,453
Empresas Copec SA	10,437	80,002
Esso Thailand PCL, NVDR	494,900	136,634
Exxaro Resources Ltd.	6,125	55,802
Formosa Petrochemical Corp.	29,000	74,008
Gazprom PJSC‡	412,500	—
Great Eastern Shipping Co. Ltd. (The)	41,552	399,057
Guanghui Energy Co. Ltd., Class A	15,100	15,044
Harum Energy Tbk. PT	1,136,800	125,138
HD Hyundai Co. Ltd.	1,505	72,732
Helleniq Energy Holdings SA	1,316	11,724
Hibiscus Petroleum Bhd.	715,400	147,554
Hindustan Petroleum Corp. Ltd.	18,228	62,586
Indian Oil Corp. Ltd.	107,751	122,818
Indika Energy Tbk. PT	641,200	83,977
Indo Tambangraya Megah Tbk. PT	9,400	16,955
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	5,300	10,197
Inner Mongolia Yitai Coal Co. Ltd., Class B*	31,500	46,305
IRPC PCL, NVDR	401,800	28,642

Investments	Shares	Value ($)
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	4,900	6,342
Jizhong Energy Resources Co. Ltd., Class A	28,300	26,016
LUKOIL PJSC‡	12,265	—
Mangalore Refinery & Petrochemicals Ltd.*	75,902	76,641
Medco Energi Internasional Tbk. PT	178,600	13,383
MOL Hungarian Oil & Gas plc	14,455	114,463
Motor Oil Hellas Corinth Refineries SA	1,645	41,715
Nanjing Tanker Corp., Class A*	9,800	4,388
Novatek PJSC‡	20,020	—
Oil & Natural Gas Corp. Ltd.	112,504	242,178
Oil India Ltd.	12,376	41,485
PetroChina Co. Ltd., Class H	588,000	429,010
Petroleo Brasileiro SA	102,900	752,977
Petroleo Brasileiro SA (Preference)	132,300	865,211
Petronas Dagangan Bhd.	4,900	24,951
Petronet LNG Ltd.	20,433	58,021
Petroreconcavo SA	49,000	236,809
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	9,800	10,970
PRIO SA*	19,600	187,964
Productive Technologies Co. Ltd.*	90,000	6,693
PTT Exploration & Production PCL	39,600	184,529
PTT PCL, NVDR	230,300	235,489
Qatar Fuel QSC	8,595	39,669
Qatar Gas Transport Co. Ltd.	54,208	62,771
Rabigh Refining & Petrochemical Co.*	5,254	14,565
Reliance Industries Ltd.	55,811	1,729,828
Rosneft Oil Co. PJSC‡	74,042	—
Saudi Arabian Oil Co.(b)	39,948	345,004
Semirara Mining & Power Corp., Class A	42,200	22,166
Shaanxi Coal Industry Co. Ltd., Class A	24,500	55,673
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	7,050	8,020
Shandong Xinchao Energy Corp. Ltd., Class A*	4,900	1,776
Shanxi Coking Coal Energy Group Co. Ltd., Class A	9,400	11,943
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	6,200	14,175
Siamgas & Petrochemicals PCL, NVDR	226,500	54,261
Sinopec Kantons Holdings Ltd.	392,000	150,794
SK Discovery Co. Ltd.	4,851	136,436
SK Gas Ltd.	1,078	103,009
SK Innovation Co. Ltd.*	1,421	240,800
S-Oil Corp.	1,362	80,033
Star Petroleum Refining PCL, NVDR	33,500	8,564
Surgutneftegas PJSC‡	319,000	—
Surgutneftegas PJSC (Preference)‡	225,500	—

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Tatneft PJSC‡	26,900	—
Tatneft PJSC (Preference)‡	3,870	—
Thai Oil PCL, NVDR	29,402	44,023
Thungela Resources Ltd.	4,116	30,882
Transneft PJSC (Preference)‡	55	—
Turkiye Petrol Rafinerileri A/S	26,656	102,360
Ultrapar Participacoes SA	21,538	85,526
United Tractors Tbk. PT	39,200	71,550
Vista Energy SAB de CV, ADR*	29,000	756,900
Yancoal Australia Ltd.(b)	9,400	31,098
Yankuang Energy Group Co. Ltd., Class A	7,950	19,734
Yankuang Energy Group Co. Ltd., Class H	69,000	103,517

		12,374,610

Paper & Forest Products - 0.4%
Century Plyboards India Ltd.	3,256	26,070
Century Textiles & Industries Ltd.	2,118	27,714
Dexco SA*	14,700	25,865
Dongwha Enterprise Co. Ltd.*	441	14,081
Empresas CMPC SA	25,344	49,993
Indah Kiat Pulp & Paper Tbk. PT	85,800	52,060
JK Paper Ltd.	31,997	128,515
Lee & Man Paper Manufacturing Ltd.	49,000	16,965
Longchen Paper & Packaging Co. Ltd.	293,967	159,020
Nine Dragons Paper Holdings Ltd.	55,000	36,038
Pabrik Kertas Tjiwi Kimia Tbk. PT	524,300	234,683
Sappi Ltd.	16,314	35,318
Shandong Sun Paper Industry JSC Ltd., Class A	9,400	15,810
Suzano SA	24,307	245,622
YFY, Inc.	41,000	48,076
Young Poong Paper Manufacturing Co. Ltd.	931	30,932

		1,146,762

Passenger Airlines - 0.5%
Aegean Airlines SA*	14,014	202,101
Aeroflot PJSC*‡	74,029	—
Air Arabia PJSC	64,974	47,585
Asiana Airlines, Inc.*	15,827	138,571
Azul SA (Preference)*	11,700	43,533
Bangkok Airways PCL, NVDR*	39,100	17,592
China Airlines Ltd.	61,000	48,429
China Eastern Airlines Corp. Ltd., Class A*	14,300	9,784
China Eastern Airlines Corp. Ltd., Class H*(a)	46,000	17,872
China Southern Airlines Co. Ltd., Class A*	14,100	13,791
China Southern Airlines Co. Ltd., Class H*	24,000	14,987
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	36,400	43,891
Eva Airways Corp.	49,000	57,300
Hainan Airlines Holding Co. Ltd., Class A*	151,900	35,495

Investments	Shares	Value ($)
Hanjin Kal Corp.	637	21,189
InterGlobe Aviation Ltd.*(b)	1,875	59,110
Jazeera Airways Co. KSCP	4,053	26,395
Jeju Air Co. Ltd.*	1,962	20,103
Jin Air Co. Ltd.*	9,947	115,729
Korean Air Lines Co. Ltd.	5,096	98,350
Latam Airlines Group SA*	3,059,341	29,263
Pegasus Hava Tasimaciligi A/S*	1,081	33,827
Spring Airlines Co. Ltd., Class A*	4,100	35,081
Turk Hava Yollari AO*	19,635	170,852
Tway Air Co. Ltd.*	41,062	83,757

		1,384,587

Personal Care Products - 0.5%
Amorepacific Corp.	541	47,833
AMOREPACIFIC Group	611	13,134
Colgate-Palmolive India Ltd.	1,862	45,717
Cosmax, Inc.*	3,528	283,978
Dabur India Ltd.	10,829	75,784
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	5,880	9,303
Emami Ltd.	931	5,240
Gillette India Ltd.	392	26,936
Godrej Consumer Products Ltd.*	6,174	77,764
Hengan International Group Co. Ltd.	24,500	100,687
Hindustan Unilever Ltd.	14,308	445,477
Hyundai Bioscience Co. Ltd.*	1,504	29,321
Kolmar BNH Co. Ltd.	931	12,504
Kolmar Korea Co. Ltd.	735	27,880
LG H&H Co. Ltd.	147	49,359
LG H&H Co. Ltd. (Preference)	43	6,126
Microbio Co. Ltd.	1,580	2,645
Natura & Co. Holding SA*	10,958	42,085
Procter & Gamble Hygiene & Health Care Ltd.	200	38,332
Sarantis SA	1,666	13,978
TCI Co. Ltd.	8,000	43,785

		1,397,868

Pharmaceuticals - 1.5%
Adcock Ingram Holdings Ltd.	32,438	100,777
Ajanta Pharma Ltd.	576	11,886
Alembic Pharmaceuticals Ltd.	3,400	32,012
Alkem Laboratories Ltd.	516	24,961
Aspen Pharmacare Holdings Ltd.	5,194	56,015
Asymchem Laboratories Tianjin Co. Ltd., Class A	700	12,204
Aurobindo Pharma Ltd.	3,871	38,699
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	5,000	8,873
Beijing Tongrentang Co. Ltd., Class A	4,700	33,559
Boryung	2,597	16,727
Bukwang Pharmaceutical Co. Ltd.*	1,431	7,488
CanSino Biologics, Inc., Class A	318	3,910
CanSino Biologics, Inc., Class H*(a)(b)	800	3,011
Caregen Co. Ltd.	141	24,170

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Celltrion Pharm, Inc.*	136	9,464
Center Laboratories, Inc.	10,414	19,717
Changchun High & New Technology Industry Group, Inc., Class A	600	12,611
China Medical System Holdings Ltd.	49,000	82,309
China Resources Pharmaceutical Group Ltd.(b)	52,000	40,340
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,000	28,046
Chong Kun Dang Pharmaceutical Corp.	107	6,481
Cipla Ltd.	8,967	128,102
CSPC Pharmaceutical Group Ltd.	146,080	121,566
Daewoong Co. Ltd.	9,849	100,449
Daewoong Pharmaceutical Co. Ltd.	49	3,921
Dong-A Socio Holdings Co. Ltd.	1,686	108,992
DongKook Pharmaceutical Co. Ltd.	2,205	23,613
Dr Reddy’s Laboratories Ltd.	2,141	146,825
Eris Lifesciences Ltd.(b)	1,617	15,565
Genomma Lab Internacional SAB de CV, Class B(a)	308,700	277,419
Gland Pharma Ltd.*(b)	971	15,436
GlaxoSmithKline Pharmaceuticals Ltd.	376	6,382
Glenmark Pharmaceuticals Ltd.	6,174	59,140
Grand Pharmaceutical Group Ltd.	33,000	18,745
Granules India Ltd.*	5,750	22,602
Hanall Biopharma Co. Ltd.*	1,666	31,303
Hanmi Pharm Co. Ltd.	100	20,908
Hanmi Science Co. Ltd.	671	16,766
Hansoh Pharmaceutical Group Co. Ltd.(b)	16,000	25,850
HK inno N Corp.	644	16,850
Hua Han Health Industry Holdings Ltd.*‡	3,780,000	—
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	3,100	11,430
Hypera SA	7,100	64,566
Il Dong Pharmaceutical Co. Ltd.*	511	6,559
Ipca Laboratories Ltd.	1,519	16,132
JB Chemicals & Pharmaceuticals Ltd.	1,677	50,996
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,400	52,398
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	8,267
Kalbe Farma Tbk. PT	365,800	46,453
Komipharm International Co. Ltd.*	1,425	6,831
Laurus Labs Ltd.(b)	3,969	16,986
Livzon Pharmaceutical Group, Inc., Class H	3,930	13,405
Lotus Pharmaceutical Co. Ltd.*	2,000	18,233
Lupin Ltd.	3,234	38,748
Luye Pharma Group Ltd.*(b)	73,500	34,306
Natco Pharma Ltd.	8,120	82,332
Oneness Biotech Co. Ltd.	7,413	45,761
Oscotec, Inc.*	1,034	28,108

Investments	Shares	Value ($)
Pfizer Ltd.	341	16,558
Pharmally International Holding Co. Ltd.*‡	2,564	—
Piramal Pharma Ltd.*	23,814	30,228
Procter & Gamble Health Ltd.	400	26,157
Richter Gedeon Nyrt.	4,008	101,378
Sam Chun Dang Pharm Co. Ltd.*	517	25,877
Sanofi India Ltd.	392	33,442
Saudi Pharmaceutical Industries & Medical Appliances Corp.*	1,470	15,536
SciClone Pharmaceuticals Holdings Ltd.(b)	98,000	135,966
Shandong Sinobioway Biomedicine Co. Ltd., Class A*	17,600	45,461
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A*	3,800	16,855
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	8,000	21,029
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,700	16,408
Shin Poong Pharmaceutical Co. Ltd.*	432	6,039
Sihuan Pharmaceutical Holdings Group Ltd.	125,000	12,181
Sino Biopharmaceutical Ltd.	175,999	79,438
SK Biopharmaceuticals Co. Ltd.*	330	21,074
Sun Pharmaceutical Industries Ltd.	18,057	251,024
Suven Pharmaceuticals Ltd.	3,735	22,469
Torrent Pharmaceuticals Ltd.	1,434	34,920
TTY Biopharm Co. Ltd.	19,000	46,251
United Laboratories International Holdings Ltd. (The)	392,000	313,150
Yuhan Corp.	1,078	61,738
Yungjin Pharmaceutical Co. Ltd.*	1,602	3,111
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,300	52,746
Zhejiang NHU Co. Ltd., Class A	14,400	33,246
Zydus Lifesciences Ltd.	4,844	37,236

		3,734,723

Professional Services - 0.1%
BLS International Services Ltd.	3,626	10,708
Computer Age Management Services Ltd.	1,007	28,857
CTOS Digital Bhd.	84,900	26,361
eClerx Services Ltd.	679	14,194
Firstsource Solutions Ltd.	6,900	12,122
L&T Technology Services Ltd.(b)	376	18,452
My EG Services Bhd.	87,557	14,855
NICE Information Service Co. Ltd.	686	5,048
RITES Ltd.	4,263	24,075
Sporton International, Inc.	3,150	24,106

		178,778

Real Estate Management & Development - 3.3%
Agile Group Holdings Ltd.*(a)	784,000	138,731
Aldar Properties PJSC	67,345	94,791
Aliansce Sonae Shopping Centers sa	14,700	75,121

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
A-Living Smart City Services Co. Ltd.*(a)(b)	269,500	191,791
Amata Corp. PCL, NVDR	29,300	20,116
Arabian Centres Co. Ltd.	676	4,123
Arriyadh Development Co.	2,145	11,458
Ayala Land, Inc.	83,300	41,555
Barwa Real Estate Co.	69,335	53,525
Bumi Serpong Damai Tbk. PT*	166,600	13,091
C&D International Investment Group Ltd.	17,845	48,510
Cencosud Shopping SA	11,750	21,414
Central Pattana PCL, NVDR	24,200	48,076
China Aoyuan Group Ltd.*‡(a)	713,000	—
China Dili Group*‡(a)	100,000	8,294
China Evergrande Group*‡(a)	66,000	—
China Jinmao Holdings Group Ltd.	98,000	15,959
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	19,600	39,081
China Overseas Grand Oceans Group Ltd.(a)	49,000	24,944
China Overseas Land & Investment Ltd.	98,000	230,715
China Overseas Property Holdings Ltd.	30,000	35,044
China Resources Land Ltd.	98,000	453,640
China Resources Mixc Lifestyle Services Ltd.(a)(b)	10,000	48,085
China Vanke Co. Ltd., Class A	24,500	52,279
China Vanke Co. Ltd., Class H	58,800	82,786
Chong Hong Construction Co. Ltd.	98,000	247,912
Ciputra Development Tbk. PT	3,645,649	269,556
Commercial Real Estate Co. KSC	608,766	214,089
Corp. Inmobiliaria Vesta SAB de CV	5,869	21,347
Cosmopolitan International Holdings Ltd.*	94,000	13,741
Country Garden Holdings Co. Ltd.*(a)	294,000	59,564
Country Garden Services Holdings Co. Ltd.(a)	49,000	55,166
Dar Al Arkan Real Estate Development Co.*	7,655	34,525
DLF Ltd.	11,270	71,081
Eco World Development Group Bhd.	534,100	111,345
Emaar Development PJSC	25,382	43,811
Emaar Economic City*	9,847	23,623
Emaar Properties PJSC	175,175	322,398
Evergrande Property Services Group Ltd.*‡(b)	78,500	—
Fortress Real Estate Investments Ltd., Class A*(a)	59,094	42,733
Fortress Real Estate Investments Ltd., Class B*	46,844	13,381
Fu Hua Innovation Co. Ltd.*	57,000	103,384
Gemdale Corp., Class A*	14,100	17,026
Gemdale Properties & Investment Corp. Ltd.	2,156,000	127,170
Godrej Properties Ltd.*	1,764	37,329

Investments	Shares	Value ($)
Greenland Holdings Corp. Ltd., Class A*	83,300	37,764
Greentown China Holdings Ltd.	25,000	28,530
Hainan Airport Infrastructure Co. Ltd., Class A*	9,800	5,841
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A*	4,300	6,498
Hanson International Tbk. PT*‡	2,409,275	—
Highwealth Construction Corp.	35,755	48,126
Hopson Development Holdings Ltd.*(a)	22,560	18,890
Huang Hsiang Construction Corp.	49,000	62,290
Hung Sheng Construction Ltd.	147,000	95,189
Iguatemi SA	4,900	22,537
IOI Properties Group Bhd.	52,800	16,043
Jinke Smart Services Group Co. Ltd., Class H*(b)	63,700	102,264
KE Holdings, Inc., ADR*	11,270	196,323
Kindom Development Co. Ltd.	147,400	143,289
King’s Town Construction Co. Ltd.*	2,000	1,979
LAMDA Development SA*	1,368	10,739
Land & Houses PCL, NVDR	83,200	20,661
Longfor Group Holdings Ltd.(b)	49,000	130,374
LSR Group PJSC, Class A‡	21,295	—
Mabanee Co. KPSC	14,439	41,516
Macrotech Developers Ltd.*(b)	4,067	37,548
MAS P.L.C.	199,430	234,937
Matrix Concepts Holdings Bhd.	392,000	123,451
MBK PCL, NVDR	30,344	14,539
Megaworld Corp.	4,410,000	164,597
Midea Real Estate Holding Ltd.(a)(b)	107,800	111,965
Multiplan Empreendimentos Imobiliarios SA*	5,000	27,759
National Real Estate Co. KPSC*	396,895	116,703
Oberoi Realty Ltd.	1,551	21,112
Origin Property PCL, NVDR	426,300	130,772
OSK Holdings Bhd.	406,700	99,217
Pakuwon Jati Tbk. PT	155,100	4,937
Parque Arauco SA	29,498	47,260
Phoenix Mills Ltd. (The)	1,600	33,669
Poly Developments and Holdings Group Co. Ltd., Class A	29,400	58,539
Poly Property Services Co. Ltd., Class H(b)	9,800	52,087
Prestige Estates Projects Ltd.	3,219	23,036
Prince Housing & Development Corp.	50,000	18,217
Pruksa Holding PCL, NVDR	259,700	100,151
Quality Houses PCL, NVDR	1,813,000	120,765
Radiance Holdings Group Co. Ltd.*(a)(b)	49,000	27,269
Red Star Macalline Group Corp. Ltd., Class A	14,700	10,840
Redco Properties Group Ltd.*‡(b)	294,000	49,642
Robinsons Land Corp.	769,306	210,097
Ruentex Development Co. Ltd.	49,400	55,960
Salhia Real Estate Co. KSCP	16,277	25,176

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sansiri PCL, NVDR	2,606,800	152,316
Saudi Real Estate Co.*	3,478	12,460
SC Asset Corp. PCL, NVDR	793,700	106,665
Seazen Group Ltd.*(a)	882,000	196,787
Seazen Holdings Co. Ltd., Class A*	4,700	10,812
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	107,800	107,692
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,900	3,288
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	10,253
Shenzhen Investment Ltd.	980,000	194,776
Shimao Group Holdings Ltd.*‡	32,000	6,237
Shoucheng Holdings Ltd.	98,000	23,122
Shui On Land Ltd.	1,470,000	163,989
Sichuan Languang Justbon Services Group Co. Ltd., Class H*‡	26,500	—
Sime Darby Property Bhd.	1,293,600	175,005
Sinic Holdings Group Co. Ltd.*‡	318,000	—
SK D&D Co. Ltd.	2,744	44,347
SM Prime Holdings, Inc.	191,100	116,208
SOHO China Ltd.*	76,000	12,474
SP Setia Bhd. Group	592,900	82,840
Summarecon Agung Tbk. PT	227,900	9,974
Supalai PCL, NVDR	23,800	14,741
Talaat Moustafa Group	418,264	126,865
United Development Co. QSC	730,149	244,720
UOA Development Bhd.	23,200	9,622
WHA Corp. PCL, NVDR	117,490	17,025
Youngor Group Co. Ltd., Class A	34,200	34,168
Yuexiu Property Co. Ltd.	54,079	71,008
Yungshin Construction & Development Co. Ltd.	49,000	118,187
Zhejiang China Commodities City Group Co. Ltd., Class A	5,500	6,549
Zhuhai Huafa Properties Co. Ltd., Class A	4,900	7,535

		8,571,073

Residential REITs - 0.0%(d)
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	63,896	20,621

Retail REITs - 0.4%
CPN Retail Growth Leasehold REIT, REIT	44,100	14,172
Hyprop Investments Ltd., REIT	154,693	277,919
IGB REIT, REIT	53,900	19,844
LOTTE Reit Co. Ltd., REIT	1,828	5,048
Pavilion REIT, REIT	15,000	4,059
Resilient REIT Ltd., REIT	125,396	304,751
Sunway REIT, REIT	53,900	18,050
Vukile Property Fund Ltd., REIT	376,516	276,717

		920,560

Semiconductors & Semiconductor Equipment - 6.1%
3peak, Inc., Class A	245	8,051

Investments	Shares	Value ($)
ADATA Technology Co. Ltd.	98,000	255,396
Advanced Wireless Semiconductor Co.*	10,000	29,370
Alchip Technologies Ltd.	2,000	126,645
Amlogic Shanghai Co. Ltd., Class A*	2,377	29,282
Andes Technology Corp.	3,379	49,298
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	127	2,639
AP Memory Technology Corp.	4,000	48,558
Ardentec Corp.	147,000	288,607
ASE Technology Holding Co. Ltd.	98,000	357,055
ASPEED Technology, Inc.	1,000	73,823
Borosil Renewables Ltd.*	1,880	11,486
Cambricon Technologies Corp. Ltd., Class A*	1,274	29,237
China Resources Microelectronics Ltd., Class A	1,350	10,833
Chipbond Technology Corp.	8,000	17,667
D&O Green Technologies Bhd.	15,300	13,335
Dagang NeXchange Bhd.*	1,161,300	122,337
Daqo New Energy Corp., ADR*	1,568	61,262
DB HiTek Co. Ltd.	1,396	64,617
Duk San Neolux Co. Ltd.*	423	13,374
Elite Semiconductor Microelectronics Technology, Inc.	3,000	7,446
eMemory Technology, Inc.	1,000	59,027
Ennostar, Inc.*	7,000	11,015
Eo Technics Co. Ltd.	392	49,206
Episil Technologies, Inc.	6,292	15,877
Eugene Technology Co. Ltd.	686	19,725
Everlight Electronics Co. Ltd.	196,000	323,689
Faraday Technology Corp.	4,000	41,494
Flat Glass Group Co. Ltd., Class A	3,600	17,656
Flat Glass Group Co. Ltd., Class H	7,000	20,779
FocalTech Systems Co. Ltd.	17,000	38,678
Formosa Sumco Technology Corp.	1,000	5,075
Foxsemicon Integrated Technology, Inc.	40,000	234,834
GCL System Integration Technology Co. Ltd., Class A*	9,800	4,210
GCL Technology Holdings Ltd.	539,000	116,803
GemVax & Kael Co. Ltd.*	920	9,412
GigaDevice Semiconductor, Inc., Class A	1,440	23,127
Global Mixed Mode Technology, Inc.	31,000	200,738
Global Unichip Corp.	1,000	52,026
Globalwafers Co. Ltd.	5,000	81,778
HAESUNG DS Co. Ltd.	4,704	284,163
Hana Materials, Inc.	318	12,012
Hangzhou First Applied Material Co. Ltd., Class A	3,724	18,217
Hangzhou Silan Microelectronics Co. Ltd., Class A	2,900	12,429
Hanmi Semiconductor Co. Ltd.	931	35,424
HD Hyundai Energy Solutions Co. Ltd.	2,156	58,355
Hua Hong Semiconductor Ltd.*(b)	18,000	60,933

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Inari Amertron Bhd.	39,200	26,255
Innox Advanced Materials Co. Ltd.	784	27,647
ISC Co. Ltd.	490	39,557
JA Solar Technology Co. Ltd., Class A	5,292	24,621
Jentech Precision Industrial Co. Ltd.*	2,199	37,156
Jinko Solar Co. Ltd., Class A	3,283	5,710
Jusung Engineering Co. Ltd.	15,092	329,155
King Yuan Electronics Co. Ltd.	49,000	98,229
Kinsus Interconnect Technology Corp.	4,000	13,174
Koh Young Technology, Inc.	1,692	18,345
LEENO Industrial, Inc.	94	12,433
LONGi Green Energy Technology Co. Ltd., Class A	10,448	43,638
LX Semicon Co. Ltd.	235	18,860
Macronix International Co. Ltd.	49,000	48,647
Marketech International Corp.	39,000	176,841
MediaTek, Inc.	49,000	1,075,844
Montage Technology Co. Ltd., Class A	1,692	13,713
Nanya Technology Corp.	10,000	23,006
NAURA Technology Group Co. Ltd., Class A	900	35,743
NEXTIN, Inc.	265	17,796
Novatek Microelectronics Corp.	16,000	215,869
Nuvoton Technology Corp.	4,000	17,819
Pan Jit International, Inc.	8,000	18,507
Parade Technologies Ltd.	1,400	40,984
Phison Electronics Corp.	1,000	13,014
Powerchip Semiconductor Manufacturing Corp.	49,000	46,698
Powertech Technology, Inc.*	20,000	70,323
Radiant Opto-Electronics Corp.	14,330	54,946
Realtek Semiconductor Corp.	6,070	83,151
RFHIC Corp.	282	4,057
S&S Tech Corp.	423	17,987
Sanan Optoelectronics Co. Ltd., Class A	15,700	37,280
SDI Corp.	8,000	27,111
Seoul Semiconductor Co. Ltd.	1,911	17,541
SFA Semicon Co. Ltd.*	3,381	16,260
Shanghai Aiko Solar Energy Co. Ltd., Class A	9,800	35,323
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	1,050	8,158
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	4,000	10,643
Shenzhen Xinyichang Technology Co. Ltd., Class A	196	3,445
Sigurd Microelectronics Corp.	196,000	329,925
Silergy Corp.	5,000	52,503
Silicon Integrated Systems Corp.	269,000	172,905
SIMMTECH Co. Ltd.	8,918	257,469
Sino-American Silicon Products, Inc.	20,000	109,144
SK Hynix, Inc.	15,288	1,480,045
Taiwan Mask Corp.	7,000	16,906

Investments	Shares	Value ($)
Taiwan Semiconductor Co. Ltd.	9,000	25,288
Taiwan Semiconductor Manufacturing Co. Ltd.	309,000	5,555,343
Taiwan Surface Mounting Technology Corp.	1,000	2,876
Taiwan-Asia Semiconductor Corp.	13,000	22,296
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,875	23,913
Tokai Carbon Korea Co. Ltd.	86	6,686
Tongwei Co. Ltd., Class A	14,700	71,579
Topco Scientific Co. Ltd.	2,704	15,445
TSEC Corp.	26,708	26,515
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,679	21,914
Unisem M Bhd.	14,700	10,237
United Microelectronics Corp.	343,000	512,975
Vanguard International Semiconductor Corp.	6,000	14,758
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	2,489	23,996
Visual Photonics Epitaxy Co. Ltd.	1,000	4,216
ViTrox Corp. Bhd.	4,700	8,182
Wafer Works Corp.	11,511	15,567
Will Semiconductor Co. Ltd. Shanghai, Class A	2,025	29,071
Win Semiconductors Corp.	6,961	36,326
Winbond Electronics Corp.*	98,000	91,525
WONIK IPS Co. Ltd.	329	9,744
Wonik QnC Corp.	6,615	153,614
Xinjiang Daqo New Energy Co. Ltd., Class A	5,488	31,653
XinTec, Inc.	3,000	11,933
Xinyi Solar Holdings Ltd.	98,000	105,556

		15,502,591

Software - 0.3%
360 Security Technology, Inc., Class A*	9,800	16,277
Ahnlab, Inc.	190	9,361
AsiaInfo Technologies Ltd.(b)	21,200	29,848
Beijing Kingsoft Office Software, Inc., Class A	611	34,710
Beijing Shiji Information Technology Co. Ltd., Class A*	6,370	12,407
Birlasoft Ltd.	5,390	27,999
Cyient Ltd.	4,410	78,660
Dear U Co. Ltd.*	423	12,279
Douzone Bizon Co. Ltd.	873	18,766
EMRO, Inc.*	294	18,706
Hundsun Technologies, Inc., Class A	4,550	26,179
Iflytek Co. Ltd., Class A	4,900	43,112
Intellect Design Arena Ltd.	4,762	39,060
Kingdee International Software Group Co. Ltd.*	49,000	85,199
KPIT Technologies Ltd.	2,397	31,555
Ming Yuan Cloud Group Holdings Ltd.*(a)	60,000	35,929

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
NavInfo Co. Ltd., Class A*	4,700	7,372
Oracle Financial Services Software Ltd.	282	13,324
Qi An Xin Technology Group, Inc., Class A*	539	3,824
Route Mobile Ltd.	954	17,400
Shanghai Baosight Software Co. Ltd., Class A	4,212	28,301
Shanghai Baosight Software Co. Ltd., Class B	8,291	21,391
Tanla Platforms Ltd.	1,963	28,584
Tata Elxsi Ltd.	637	55,448
TOTVS SA	4,900	30,458
Weimob, Inc.*(a)(b)	87,000	46,742
Yonyou Network Technology Co. Ltd., Class A	4,700	12,410

		785,301

Specialty Retail - 1.5%
Abu Dhabi National Oil Co. for Distribution PJSC	48,412	51,403
Ali Alghanim Sons Automotive Co. KSCC	53,361	203,818
Aurora Design PCL, NVDR	29,300	14,723
Bermaz Auto Bhd.	56,000	25,460
China Tourism Group Duty Free Corp. Ltd., Class A	2,500	43,995
China Tourism Group Duty Free Corp. Ltd., Class H(a)(b)	200	3,188
China Yongda Automobiles Services Holdings Ltd.	563,500	257,230
Chow Tai Fook Jewellery Group Ltd.	42,600	73,962
Com7 PCL, NVDR	9,300	7,608
Cuckoo Homesys Co. Ltd.	2,156	36,451
Detsky Mir PJSC*‡(b)	258,500	—
Dogan Sirketler Grubu Holding A/S	39,249	19,372
Dogus Otomotiv Servis ve Ticaret A/S	893	8,208
EEKA Fashion Holdings Ltd.	98,000	165,371
Foschini Group Ltd. (The)	11,025	67,196
FSN E-Commerce Ventures Ltd.*	5,978	10,459
Go Fashion India Ltd.*	1,029	14,816
HLA Group Corp. Ltd., Class A	4,900	5,122
Home Product Center PCL, NVDR	78,600	32,608
Hotai Motor Co. Ltd.*	6,000	144,719
Hotel Shilla Co. Ltd.	470	27,765
Italtile Ltd.	261,409	182,271
Jarir Marketing Co.	8,390	34,664
JUMBO SA	2,303	68,913
K Car Co. Ltd.	176	1,711
Lojas Renner SA	29,400	115,881
M.Video PJSC*‡	31,680	—
Map Aktif Adiperkasa PT	2,744,000	147,390
Metro Brands Ltd.	1,128	14,181
Motus Holdings Ltd.	75,019	444,999
Mr Price Group Ltd.	3,185	28,199
Padini Holdings Bhd.	29,400	25,951
Pan German Universal Motors Ltd.	9,000	90,210

Investments	Shares	Value ($)
Pepkor Holdings Ltd.(b)	25,185	24,613
Pop Mart International Group Ltd.(a)(b)	9,800	27,583
PTG Energy PCL, NVDR	39,100	12,337
PTT Oil & Retail Business PCL, NVDR	29,400	18,381
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	9,400	9,996
Shinsegae International, Inc.	5,733	74,032
Siam Global House PCL, NVDR	40,566	19,555
Super Group Ltd.	146,363	282,541
Topsports International Holdings Ltd.(b)	99,000	90,765
Truworths International Ltd.	172,627	696,866
United Electronics Co.	1,619	35,171
Vibra Energia SA	29,400	105,868
Wilcon Depot, Inc.	34,300	14,270
Zhongsheng Group Holdings Ltd.	24,500	85,607

		3,865,429

Technology Hardware, Storage & Peripherals - 3.9%
Acer, Inc.	49,000	54,572
Advantech Co. Ltd.	8,734	108,805
Asia Vital Components Co. Ltd.	8,509	87,184
Asustek Computer, Inc.	20,000	231,652
AURAS Technology Co. Ltd.	1,000	9,180
Catcher Technology Co. Ltd.	7,000	38,646
Chicony Electronics Co. Ltd.	15,992	53,177
China Greatwall Technology Group Co. Ltd., Class A	5,500	9,427
Clevo Co.	196,000	206,749
Compal Electronics, Inc.	98,000	94,955
CosmoAM&T Co. Ltd.*	303	43,145
Darfon Electronics Corp.	71,000	99,181
Elitegroup Computer Systems Co. Ltd.	153,000	144,108
Ennoconn Corp.*	32,000	308,020
Getac Holdings Corp.	1,000	2,154
Gigabyte Technology Co. Ltd.	11,000	109,907
HTC Corp.*	23,000	40,838
IEI Integration Corp.	51,000	133,397
Innodisk Corp.*	5,872	58,857
Inspur Electronic Information Industry Co. Ltd., Class A	5,500	35,178
Inventec Corp.	98,000	198,641
Legend Holdings Corp., Class H(b)	249,900	256,991
Lenovo Group Ltd.	196,000	224,684
Lite-On Technology Corp.	56,000	268,181
Micro-Star International Co. Ltd.	21,000	129,970
Mitac Holdings Corp.	33,600	50,304
Ninestar Corp., Class A	2,900	13,594
Pegatron Corp.	49,000	119,122
Qisda Corp.	56,000	88,651
Quanta Computer, Inc.	85,000	645,077
Quanta Storage, Inc.	98,000	335,227
Samsung Electronics Co. Ltd.	83,643	4,580,302
Samsung Electronics Co. Ltd. (Preference)	12,990	584,965

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shenzhen Transsion Holdings Co. Ltd., Class A	1,316	22,599
Wistron Corp.	98,000	441,252
Wiwynn Corp.	3,000	169,920

		9,998,612

Textiles, Apparel & Luxury Goods - 1.3%
361 Degrees International Ltd.*	392,000	215,636
Aditya Birla Fashion and Retail Ltd.*	6,536	17,733
Aksa Akrilik Kimya Sanayii A/S	2,021	6,504
Alok Industries Ltd.*	23,980	4,257
Alpargatas SA (Preference)*	5,500	11,134
ANTA Sports Products Ltd.	19,600	229,459
Arezzo Industria e Comercio SA	4,057	70,274
Bata India Ltd.	848	17,903
Bosideng International Holdings Ltd.	54,000	24,650
Eclat Textile Co. Ltd.	4,698	81,024
F&F Co. Ltd.	245	19,894
Feng TAY Enterprise Co. Ltd.*	10,600	71,506
FF Group*‡	3,536	—
Fila Holdings Corp.	1,167	36,347
Fuguiniao Group Ltd.*‡	334,800	—
Fulgent Sun International Holding Co. Ltd.	49,000	194,899
Golden Solar New Energy Technology Holdings Ltd.*	42,000	37,968
Grendene SA	8,264	13,064
Grupo de Moda Soma SA	19,600	46,311
Handsome Co. Ltd.	3,871	63,016
Hansae Co. Ltd.	7,546	106,147
KPR Mill Ltd.	1,754	13,652
Lao Feng Xiang Co. Ltd., Class B	7,400	27,291
Li Ning Co. Ltd.	34,500	207,919
Makalot Industrial Co. Ltd.	4,334	42,959
Mavi Giyim Sanayi ve Ticaret A/S, Class B(b)	61,936	200,689
Page Industries Ltd.	118	54,238
Pou Chen Corp.	94,000	93,472
Quang Viet Enterprise Co. Ltd.	30,000	117,894
Rajesh Exports Ltd.	2,600	16,409
Raymond Ltd.	1,316	30,308
Relaxo Footwears Ltd.	987	11,353
Ruentex Industries Ltd.	28,819	56,856
Shenzhou International Group Holdings Ltd.	10,500	110,470
Shinkong Textile Co. Ltd.	98,000	141,263
Swan Energy Ltd.	2,940	7,842
Tainan Spinning Co. Ltd.	49,000	24,245
Taiwan Paiho Ltd.	98,000	180,555
Titan Co. Ltd.	6,664	243,396
Trident Ltd.	22,165	8,677
Vardhman Textiles Ltd.*	44,639	201,001
VIP Industries Ltd.	3,025	22,060
Vivara Participacoes SA	5,300	32,756
Welspun India Ltd.	7,370	9,825
Xtep International Holdings Ltd.(a)	27,500	30,467
Youngone Corp.	890	40,358

Investments	Shares	Value ($)
Youngone Holdings Co. Ltd.	2,107	127,281

		3,320,962

Tobacco - 0.3%
British American Tobacco Malaysia Bhd.	63,700	142,968
Eastern Co. SAE	27,721	16,745
Godfrey Phillips India Ltd.	490	12,841
Gudang Garam Tbk. PT	14,900	27,592
ITC Ltd.	46,599	263,848
KT&G Corp.	3,254	210,866
RLX Technology, Inc., ADR*(a)	15,484	27,097
Smoore International Holdings Ltd.(a)(b)	5,000	5,571

		707,528

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	4,622	140,050
ALAFCO Aviation Lease & Finance Co. KSCP*	3,260	1,975
Armac Locacao Logistica E Servicos SA	5,000	13,790
Barloworld Ltd.	79,478	374,067
BOC Aviation Ltd.(a)(b)	5,100	42,638
Chin Hin Group Bhd.*	9,400	9,006
COSCO SHIPPING Development Co. Ltd., Class A	37,600	13,258
COSCO SHIPPING Development Co. Ltd., Class H	62,000	7,235
Hydro Lithium, Inc.*	539	11,481
IndiaMart InterMesh Ltd.(b)	1,034	39,128
LX International Corp.	800	24,132
Posco International Corp.	1,484	104,898
Realord Group Holdings Ltd.*	76,000	57,204
Shanxi Coal International Energy Group Co. Ltd., Class A	4,900	10,010
SK Networks Co. Ltd.	46,452	218,293
Xiamen C & D, Inc., Class A	9,400	14,731

		1,081,896

Transportation Infrastructure - 0.9%
Abu Dhabi Ports Co. PJSC*	13,395	24,069
Adani Ports & Special Economic Zone Ltd.	11,172	105,657
Airports of Thailand PCL*	54,000	112,405
Airports of Thailand PCL, NVDR*	14,600	30,498
Bangkok Expressway & Metro PCL, NVDR	148,000	39,347
Beijing Capital International Airport Co. Ltd., Class H*	56,000	36,550
CCR SA	19,982	55,825
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	24,500	31,470
China Merchants Port Holdings Co. Ltd.	40,521	55,596
COSCO SHIPPING Ports Ltd.	97,348	61,414
EcoRodovias Infraestrutura e Logistica SA	93,100	160,677
Evergreen International Storage & Transport Corp.	16,000	14,434

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
GMR Airports Infrastructure Ltd.*	48,418	30,346
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	4,700	53,127
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,736	109,569
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,410	96,699
Guangdong Provincial Expressway Development Co. Ltd., Class B	9,800	7,314
International Container Terminal Services, Inc.	16,170	63,885
Jasa Marga Persero Tbk. PT	39,723	10,194
Jiangsu Expressway Co. Ltd., Class H	32,000	29,256
Malaysia Airports Holdings Bhd.	16,908	25,874
National Marine Dredging Co.*	3,341	19,993
Ningbo Zhoushan Port Co. Ltd., Class A	23,500	11,706
Novorossiysk Commercial Sea Port PJSC‡	189,696	—
Promotora y Operadora de Infraestructura SAB de CV	2,160	22,432
Qingdao Port International Co. Ltd., Class H(b)	49,000	25,949
Salik Co. PJSC	24,346	20,813
Santos Brasil Participacoes SA	28,200	56,968
Saudi Ground Services Co.*	4,431	37,382
Shanghai International Airport Co. Ltd., Class A*	3,600	23,877
Shanghai International Port Group Co. Ltd., Class A	56,700	43,000
Shenzhen International Holdings Ltd.	24,500	22,933
Sociedad Matriz SAAM SA	1,621,166	175,730
Taiwan High Speed Rail Corp.	50,000	47,969
TangShan Port Group Co. Ltd., Class A	4,900	2,551
TAV Havalimanlari Holding A/S*	2,961	12,349
Westports Holdings Bhd.	17,500	13,584
Wilson Sons Holdings Brasil SA	14,700	40,914
Zhejiang Expressway Co. Ltd., Class H(a)	588,000	471,232

		2,203,588

Water Utilities - 0.8%
Aguas Andinas SA, Class A	1,139,054	398,904
AlKhorayef Water & Power Technologies Co.	294	12,492
Athens Water Supply & Sewage Co. SA	1,372	10,468
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	71,200	29,888
Beijing Enterprises Water Group Ltd.	132,000	32,159
China Water Affairs Group Ltd.	392,000	332,250
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,900	59,846
Cia de Saneamento de Minas Gerais Copasa MG	78,400	333,571

Investments	Shares	Value ($)
Cia de Saneamento do Parana	102,900	453,387
Emirates Central Cooling Systems Corp.	34,496	18,032
Guangdong Investment Ltd.	98,000	84,696
Manila Water Co., Inc.	460,600	160,172
National Central Cooling Co. PJSC	5,029	4,724
Transindia Realty & Logistics Parks Ltd.*	1,900	989

		1,931,578

Wireless Telecommunication Services - 0.8%
Advanced Info Service PCL, NVDR	14,700	97,059
Axiata Group Bhd.	49,004	29,018
Bharti Airtel Ltd.	38,514	416,707
Celcomdigi Bhd.	44,100	43,230
Empresa Nacional de Telecomunicaciones SA	57,624	231,456
Etihad Etisalat Co.	7,632	95,308
Far EasTone Telecommunications Co. Ltd.	35,000	79,073
Globe Telecom, Inc.	980	34,258
Indosat Tbk. PT	31,800	19,400
Intouch Holdings PCL, NVDR	19,600	44,092
Kuwait Telecommunications Co.	3,699	7,046
Maxis Bhd.	32,900	29,478
Mobile Telecommunications Co. KSCP	62,916	106,738
Mobile Telecommunications Co. Saudi Arabia	8,508	30,434
Mobile TeleSystems PJSC‡	31,356	—
MTN Group Ltd.	24,549	193,327
PLDT, Inc.	2,735	65,232
Sistema PJSFC‡	122,643	—
SK Telecom Co. Ltd.	2,793	101,014
Smartfren Telecom Tbk. PT*	4,635,400	17,521
Taiwan Mobile Co. Ltd.	35,000	105,134
TIM SA	14,700	44,313
Turkcell Iletisim Hizmetleri A/S*	28,567	54,849
Vodacom Group Ltd.(a)	12,005	79,636
Vodafone Idea Ltd.*	369,936	37,331
Vodafone Qatar QSC	44,198	23,532
XL Axiata Tbk. PT	102,900	15,490

		2,000,676

TOTAL COMMON STOCKS (COST $221,394,939)		252,113,520

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Entertainment - 0.0%(d)
CJ CGV Co. Ltd., expiring 9/6/2023, price 5,890.00 KRW* (Cost $42,512)	12,560	33,601

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(d)

Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd. Series 54, 8.49%, 3/25/2025 (Cost $–)	INR	39,301	4,945

Investments	Principal Amount ($)		Value ($)
SECURITIES LENDING REINVESTMENTS - 0.2%(e)

REPURCHASE AGREEMENTS - 0.2%
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $579,657, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $586,720 (Cost $579,572)		579,572	579,572

Total Investments - 98.7% (Cost $222,017,023)			252,731,638
Other assets less liabilities - 1.3%			3,324,149

Net Assets - 100.0%			256,055,787

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $4,237,366, collateralized in the form of cash with a value of $579,572 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,673,813 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from July 31, 2023 – February 15, 2053 and $1,384,101 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 7, 2023 – September 20, 2117; a total value of $4,637,486.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $579,572.

Percentages shown are based on Net Assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	95	09/15/2023	USD	$5,007,925	$226,192

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	104,455	Toronto-Dominion Bank (The)	KRW*	131,816,590	09/20/2023	$742
USD	84,256	BNP Paribas SA	TWD*	2,556,120	09/20/2023	2,421

Total unrealized appreciation						$3,163

USD	32,309	Citibank NA	BRL*	159,553	09/20/2023	$(946)
USD	59,649	Goldman Sachs & Co.	BRL*	295,000	09/20/2023	(1,837)
USD	1,029,841	Goldman Sachs & Co.	HKD	8,046,137	09/20/2023	(2,298)
USD	107,174	JPMorgan Chase Bank NA	INR*	8,848,500	09/20/2023	(233)
USD	531,251	JPMorgan Chase Bank NA	TWD*	16,600,000	09/20/2023	(203)
USD	25,403	Toronto-Dominion Bank (The)	ZAR	470,000	09/20/2023	(904)

Total unrealized depreciation						$(6,421)

Net unrealized depreciation						$(3,258)

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — Korean Won

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Brazil	6.8%
Chile	1.2
China	24.2
Colombia	0.6
Czech Republic	0.3
Egypt	0.3
Greece	0.5
Hungary	0.3
India	12.9
Indonesia	2.4
Kuwait	0.7
Malaysia	2.4
Mexico	2.4
Peru	0.3
Philippines	1.0
Qatar	1.2
Saudi Arabia	2.6
South Africa	4.4
South Korea	12.9
Taiwan	14.5
Thailand	2.0
Turkey	1.6
United Arab Emirates	2.4
United Kingdom	0.0 †
United States	0.6
Other[1]	1.5

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.5%
Rights	0.0	†
Corporate Bonds	0.0	†
Securities Lending Reinvestments	0.2
Others(1)	1.3

	100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Aerospace & Defense - 0.7%
Lockheed Martin Corp.	2,178	972,194
Textron, Inc.	363	28,230

		1,000,424

Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	6,534	831,778
United Parcel Service, Inc., Class B	7,381	1,381,207

		2,212,985

Automobiles - 1.3%
Tesla, Inc.*(a)	7,623	2,038,619

Banks - 3.6%
Bank of America Corp.	26,983	863,456
Citigroup, Inc.	32,791	1,562,819
JPMorgan Chase & Co.	5,203	821,866
Wells Fargo & Co.	48,158	2,222,973

		5,471,114

Beverages - 0.1%
Molson Coors Beverage Co., Class B	2,541	177,286

Biotechnology - 1.9%
AbbVie, Inc.	2,178	325,785
Amgen, Inc.	7,865	1,841,590
Biogen, Inc.*	242	65,386
Gilead Sciences, Inc.	3,509	267,175
Regeneron Pharmaceuticals, Inc.*	181	134,286
Vertex Pharmaceuticals, Inc.*	968	341,065

		2,975,287

Broadline Retail - 2.5%
Amazon.com, Inc.*	19,239	2,571,870
eBay, Inc.	15,367	683,985
Etsy, Inc.*(a)	968	98,397
MercadoLibre, Inc.*	363	449,412

		3,803,664

Building Products - 0.5%
Builders FirstSource, Inc.*	2,299	332,045
Masco Corp.	6,292	381,798

		713,843

Capital Markets - 1.7%
Ameriprise Financial, Inc.	363	126,487
Bank of New York Mellon Corp. (The)	19,844	900,124
Goldman Sachs Group, Inc. (The)	847	301,422
Morgan Stanley	10,164	930,616
State Street Corp.	5,324	385,670

		2,644,319

Chemicals - 0.9%
CF Industries Holdings, Inc.	3,388	278,087
Dow, Inc.	13,794	778,947

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	2,662	263,165
Mosaic Co. (The)	1,573	64,116

		1,384,315

Communications Equipment - 1.5%
Cisco Systems, Inc.	43,560	2,266,862

Consumer Finance - 1.5%
Ally Financial, Inc.	7,381	225,416
Capital One Financial Corp.	7,502	877,884
Discover Financial Services	5,203	549,176
Synchrony Financial	17,061	589,287

		2,241,763

Consumer Staples Distribution & Retail - 0.5%
Kroger Co. (The)	16,093	782,764

Distributors - 0.1%
Genuine Parts Co.	484	75,369
LKQ Corp.	1,089	59,666

		135,035

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	75,867	1,101,589
Lumen Technologies, Inc.(a)	109,384	195,797

		1,297,386

Electric Utilities - 2.4%
Constellation Energy Corp.	2,662	257,282
Evergy, Inc.	9,438	565,997
Exelon Corp.	19,602	820,540
PPL Corp.	26,620	732,849
Southern Co. (The)	19,118	1,382,996

		3,759,664

Electrical Equipment - 0.3%
Emerson Electric Co.	1,331	121,587
Hubbell, Inc., Class B	1,089	339,768

		461,355

Entertainment - 0.6%
Activision Blizzard, Inc.*	4,235	392,838
Atlanta Braves Holdings, Inc., Class C*	1	28
Electronic Arts, Inc.	3,509	478,452
Liberty Media Corp-Liberty Formula One, Class C*	726	52,708

		924,026

Financial Services - 4.7%
Berkshire Hathaway, Inc., Class B*	10,043	3,534,734
Equitable Holdings, Inc.	9,801	281,191
Fiserv, Inc.*	4,840	610,856
Mastercard, Inc., Class A	1,694	667,910
PayPal Holdings, Inc.*	4,114	311,924
Visa, Inc., Class A(a)	7,502	1,783,451

		7,190,066

Food Products - 1.0%
Campbell Soup Co.	6,655	304,932
General Mills, Inc.	10,890	813,919
Hershey Co. (The)	1,573	363,851
Kraft Heinz Co. (The)(a)	2,057	74,422

		1,557,124

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Ground Transportation - 0.1%
Old Dominion Freight Line, Inc.	242	101,517

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	2,299	255,948
Hologic, Inc.*	5,203	413,222
IDEXX Laboratories, Inc.*	1,027	569,708

		1,238,878

Health Care Providers & Services - 4.0%
Cardinal Health, Inc.	7,018	641,936
Centene Corp.*	1,331	90,628
Cigna Group (The)	2,783	821,263
CVS Health Corp.	8,954	668,774
Elevance Health, Inc.	605	285,336
HCA Healthcare, Inc.	968	264,080
Laboratory Corp. of America Holdings	2,904	621,253
McKesson Corp.	2,662	1,071,189
Quest Diagnostics, Inc.	2,420	327,208
UnitedHealth Group, Inc.	2,783	1,409,228

		6,200,895

Health Care REITs - 0.1%
Healthpeak Properties, Inc., REIT	6,292	137,354

Hotel & Resort REITs - 0.5%
Host Hotels & Resorts, Inc., REIT(a)	43,318	797,051

Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc., Class A*(a)	3,267	497,205
Booking Holdings, Inc.*	268	796,174
Carnival Corp.*(a)	21,901	412,615
DraftKings, Inc., Class A*	9,559	303,785
Expedia Group, Inc.*	605	74,130
Yum! Brands, Inc.	3,146	433,110

		2,517,019

Household Durables - 1.0%
Lennar Corp., Class A	5,929	751,975
NVR, Inc.*	129	813,531

		1,565,506

Household Products - 2.0%
Colgate-Palmolive Co.	7,139	544,420
Kimberly-Clark Corp.	1,331	171,832
Procter & Gamble Co. (The)	14,883	2,326,213

		3,042,465

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp. (The)	20,328	439,695
Vistra Corp.(a)	6,776	190,134

		629,829

Industrial Conglomerates - 0.8%
3M Co.	1,936	215,864
General Electric Co.	8,954	1,022,905

		1,238,769

Investments	Shares	Value ($)
Insurance - 2.1%
Aflac, Inc.	12,221	884,067
Allstate Corp. (The)	1,815	204,514
American International Group, Inc.	14,641	882,560
Arch Capital Group Ltd.*	1,089	84,604
MetLife, Inc.	13,068	822,892
Prudential Financial, Inc.	4,356	420,311

		3,298,948

Interactive Media & Services - 7.6%
Alphabet, Inc., Class A*	35,574	4,721,381
Alphabet, Inc., Class C*	32,549	4,332,597
Meta Platforms, Inc., Class A*	7,986	2,544,340

		11,598,318

IT Services - 1.8%
Accenture plc, Class A(a)	4,235	1,339,742
Amdocs Ltd.	484	45,322
Cognizant Technology Solutions Corp., Class A	8,954	591,233
Gartner, Inc.*	2,299	812,903

		2,789,200

Life Sciences Tools & Services - 0.9%
Danaher Corp.	363	92,587
Mettler-Toledo International, Inc.*	528	663,944
Waters Corp.*	2,057	568,164

		1,324,695

Machinery - 2.0%
Caterpillar, Inc.	4,477	1,187,166
Illinois Tool Works, Inc.	5,687	1,497,501
PACCAR, Inc.	3,993	343,917
Snap-on, Inc.	242	65,930

		3,094,514

Media - 1.4%
Comcast Corp., Class A	19,118	865,281
Interpublic Group of Cos., Inc. (The)(a)	20,086	687,544
Omnicom Group, Inc.	7,865	665,536

		2,218,361

Metals & Mining - 1.8%
Freeport-McMoRan, Inc.	11,374	507,849
Nucor Corp.	3,751	645,510
Reliance Steel & Aluminum Co.	3,025	885,901
Steel Dynamics, Inc.	6,776	722,186

		2,761,446

Multi-Utilities - 1.1%
Consolidated Edison, Inc.	8,470	803,464
Public Service Enterprise Group, Inc.	13,068	824,852

		1,628,316

Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp.*	8,591	229,809
Exxon Mobil Corp.	7,139	765,587
Marathon Oil Corp.	12,705	333,760
Marathon Petroleum Corp.(a)	10,043	1,335,920
Occidental Petroleum Corp.(a)	17,545	1,107,616
Valero Energy Corp.	5,445	701,915

		4,474,607

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	17,424	1,083,599
Eli Lilly & Co.	4,961	2,255,022
Johnson & Johnson	19,239	3,223,110
Merck & Co., Inc.	3,509	374,235
Pfizer, Inc.	40,172	1,448,602

		8,384,568

Professional Services - 0.3%
Automatic Data Processing, Inc.	484	119,674
Leidos Holdings, Inc.	484	45,268
Paychex, Inc.	2,057	258,092

		423,034

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A*	10,406	866,924

Residential REITs - 0.0%(b)
Mid-America Apartment Communities, Inc., REIT(a)	242	36,218

Retail REITs - 0.1%
Regency Centers Corp., REIT(a)	484	31,717
Simon Property Group, Inc., REIT	847	105,536

		137,253

Semiconductors & Semiconductor Equipment - 7.6%
Analog Devices, Inc.	4,719	941,582
Applied Materials, Inc.	6,655	1,008,832
Broadcom, Inc.	1,815	1,631,050
KLA Corp.	1,936	995,007
Lam Research Corp.	2,057	1,477,934
Microchip Technology, Inc.	11,011	1,034,373
NVIDIA Corp.	6,655	3,109,815
QUALCOMM, Inc.	3,872	511,762
Texas Instruments, Inc.	5,203	936,540

		11,646,895

Software - 10.1%
Adobe, Inc.*	3,267	1,784,337
ANSYS, Inc.*	484	165,576
Autodesk, Inc.*	121	25,651
Bentley Systems, Inc., Class B(a)	726	39,117
Cadence Design Systems, Inc.*	363	84,946
Check Point Software Technologies Ltd.*	5,929	783,873
Fair Isaac Corp.*	726	608,366
Fortinet, Inc.*	10,527	818,159
Intuit, Inc.	3,146	1,609,808
Microsoft Corp.	22,627	7,600,862
Oracle Corp.	15,004	1,758,919
Roper Technologies, Inc.	121	59,659
Zoom Video Communications, Inc., Class A*	1,452	106,504

		15,445,777

Specialized REITs - 1.1%
Iron Mountain, Inc., REIT	1,210	74,294
Public Storage, REIT	2,904	818,202
Weyerhaeuser Co., REIT	22,385	762,433

		1,654,929

Investments	Shares	Value ($)
Specialty Retail - 2.5%
AutoZone, Inc.*	363	900,864
Best Buy Co., Inc.	4,235	351,717
Home Depot, Inc. (The)	3,267	1,090,655
Lowe’s Cos., Inc.	4,477	1,048,827
O’Reilly Automotive, Inc.*	363	336,062
Ulta Beauty, Inc.*	363	161,462

		3,889,587

Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	70,059	13,763,091
NetApp, Inc.	1,331	103,831

		13,866,922

Tobacco - 0.7%
Altria Group, Inc.	5,082	230,825
Philip Morris International, Inc.	9,196	917,025

		1,147,850

Trading Companies & Distributors - 0.6%
United Rentals, Inc.	121	56,226
WW Grainger, Inc.	1,149	848,525

		904,751

TOTAL COMMON STOCKS (COST $133,423,409)		152,100,297

Total Investments - 99.0% (Cost $133,423,409)		152,100,297
Other assets less liabilities - 1.0%		1,570,076

Net Assets - 100.0%		153,670,373

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $7,369,711, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from August 15, 2023 – November 15, 2052; a total value of $7,470,976.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations
REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	4	09/15/2023	USD	$922,900	$53,715
S&P 500 Micro E-Mini Index	23	09/15/2023	USD	530,668	23,344

					$77,059

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.0%
Others(1)	1.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Select Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	858	109,223
FedEx Corp.	1,650	445,418

		554,641

Automobile Components - 0.1%
Aptiv plc*	990	108,395
BorgWarner, Inc.(a)	1,386	64,449

		172,844

Automobiles - 4.7%
Ford Motor Co.	13,794	182,219
General Motors Co.	14,520	557,132
Rivian Automotive, Inc., Class A*(a)	5,940	164,182
Tesla, Inc.*	29,238	7,819,118

		8,722,651

Banks - 4.9%
Bank of America Corp.	61,578	1,970,496
Citigroup, Inc.	20,790	990,851
Fifth Third Bancorp	4,488	130,601
Huntington Bancshares, Inc.	13,530	165,607
JPMorgan Chase & Co.	31,086	4,910,345
KeyCorp	5,874	72,309
Regions Financial Corp.(a)	6,204	126,375
US Bancorp	16,038	636,388

		9,002,972

Beverages - 2.5%
Brown-Forman Corp., Class B	1,122	79,213
Coca-Cola Co. (The)	41,580	2,575,049
Coca-Cola Europacific Partners plc	2,112	133,880
Keurig Dr Pepper, Inc.	10,956	372,613
PepsiCo, Inc.	7,260	1,360,960

		4,521,715

Biotechnology - 1.0%
Amgen, Inc.	1,914	448,163
Biogen, Inc.*	528	142,660
Gilead Sciences, Inc.	6,600	502,524
Vertex Pharmaceuticals, Inc.*	2,244	790,651

		1,883,998

Broadline Retail - 5.1%
Amazon.com, Inc.*	68,442	9,149,327
eBay, Inc.	4,620	205,636
Etsy, Inc.*	1,056	107,342

		9,462,305

Building Products - 0.2%
Trane Technologies plc	2,046	408,054

Capital Markets - 2.9%
Bank of New York Mellon Corp. (The)	4,356	197,588
BlackRock, Inc.	1,518	1,121,574

Investments	Shares	Value ($)
FactSet Research Systems, Inc.	396	172,276
Goldman Sachs Group, Inc. (The)	3,564	1,268,321
Moody’s Corp.	858	302,660
Morgan Stanley	9,306	852,057
MSCI, Inc., Class A	528	289,386
Nasdaq, Inc.	2,904	146,623
Northern Trust Corp.(b)	660	52,879
S&P Global, Inc.	2,244	885,280
State Street Corp.	1,254	90,840

		5,379,484

Chemicals - 0.7%
Corteva, Inc.	5,082	286,777
DuPont de Nemours, Inc.	3,300	256,179
Ecolab, Inc.	2,046	374,705
Sherwin-Williams Co. (The)	1,254	346,731

		1,264,392

Commercial Services & Supplies - 0.2%
Cintas Corp.	924	463,885

Communications Equipment - 0.8%
Cisco Systems, Inc.	28,974	1,507,807
F5, Inc.*	330	52,219

		1,560,026

Construction & Engineering - 0.1%
AECOM	1,188	103,356

Consumer Finance - 0.2%
Capital One Financial Corp.	2,772	324,379

Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	1,584	888,101
Dollar Tree, Inc.*	726	112,044
Kroger Co. (The)	7,062	343,496
Target Corp.	4,092	558,435
Walgreens Boots Alliance, Inc.	7,392	221,538
Walmart, Inc.	15,114	2,416,124

		4,539,738

Containers & Packaging - 0.2%
Amcor plc	16,500	169,290
Ball Corp.(a)	2,640	154,942

		324,232

Distributors - 0.0%(c)
LKQ Corp.	1,056	57,858

Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	29,898	1,018,924

Electrical Equipment - 0.1%
Rockwell Automation, Inc.	396	133,171

Electronic Equipment, Instruments & Components - 0.4%
CDW Corp.	1,188	222,239
Corning, Inc.(a)	4,290	145,603
Flex Ltd.*	1,518	41,532

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Jabil, Inc.	594	65,738
Keysight Technologies, Inc.*	924	148,838
Trimble, Inc.*	1,452	78,118
Zebra Technologies Corp., Class A*	198	60,976

		763,044

Energy Equipment & Services - 0.6%
Baker Hughes Co., Class A	5,478	196,057
Schlumberger NV	15,114	881,751

		1,077,808

Entertainment - 1.0%
Activision Blizzard, Inc.*	5,214	483,651
Walt Disney Co. (The)*	16,170	1,437,351

		1,921,002

Financial Services - 5.1%
Apollo Global Management, Inc.	4,752	388,286
Berkshire Hathaway, Inc., Class B*	13,728	4,831,707
Block, Inc., Class A*	1,980	159,449
Fidelity National Information Services, Inc.	3,234	195,269
Mastercard, Inc., Class A	2,970	1,171,012
PayPal Holdings, Inc.*	7,854	595,490
Visa, Inc., Class A(a)	8,580	2,039,723

		9,380,936

Food Products - 1.2%
Archer-Daniels-Midland Co.	1,980	168,221
Conagra Brands, Inc.	3,366	110,438
Darling Ingredients, Inc.*	1,452	100,551
General Mills, Inc.	6,138	458,754
Hershey Co. (The)	1,584	366,395
Hormel Foods Corp.	2,112	86,339
J M Smucker Co. (The)	396	59,657
Kellogg Co.	2,838	189,834
McCormick & Co., Inc. (Non-Voting)	2,244	200,793
Mondelez International, Inc., Class A	4,752	352,266
Tyson Foods, Inc., Class A	1,122	62,518

		2,155,766

Ground Transportation - 0.7%
Uber Technologies, Inc.*	10,824	535,355
Union Pacific Corp.	3,234	750,353

		1,285,708

Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	1,584	71,644
Becton Dickinson & Co.	1,980	551,668
Boston Scientific Corp.*	10,098	523,581
Cooper Cos., Inc. (The)	264	103,293
Edwards Lifesciences Corp.*	5,280	433,330
Hologic, Inc.*	2,112	167,735
IDEXX Laboratories, Inc.*	462	256,285
Medtronic plc	9,438	828,279
Penumbra, Inc.*(a)	396	120,130
Stryker Corp.	3,828	1,084,893
Zimmer Biomet Holdings, Inc.	1,518	209,712

		4,350,550

Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.(a)	858	160,360

Investments	Shares	Value ($)
Cardinal Health, Inc.	1,848	169,037
Centene Corp.*	1,848	125,830
Cigna Group (The)	2,112	623,251
CVS Health Corp.	11,418	852,810
Elevance Health, Inc.	2,508	1,182,848
Humana, Inc.	462	211,055
Quest Diagnostics, Inc.	594	80,315
UnitedHealth Group, Inc.	4,950	2,506,532

		5,912,038

Health Care REITs - 0.4%
Healthpeak Properties, Inc., REIT	5,412	118,144
Ventas, Inc., REIT	3,366	163,318
Welltower, Inc., REIT(a)	5,280	433,752

		715,214

Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.*	264	784,291
Caesars Entertainment, Inc.*	1,254	74,011
Carnival Corp.*(a)	4,290	80,824
Chipotle Mexican Grill, Inc., Class A*	132	259,021
Domino’s Pizza, Inc.	264	104,739
Hilton Worldwide Holdings, Inc.	2,310	359,182
Las Vegas Sands Corp.*	1,650	98,687
Marriott International, Inc., Class A	990	199,792
McDonald’s Corp.	2,574	754,697
MGM Resorts International	2,310	117,279
Royal Caribbean Cruises Ltd.*	792	86,415
Starbucks Corp.	6,072	616,733
Yum China Holdings, Inc.	2,310	140,956
Yum! Brands, Inc.	2,508	345,276

		4,021,903

Household Products - 2.4%
Church & Dwight Co., Inc.	1,254	119,970
Clorox Co. (The)	1,320	199,954
Colgate-Palmolive Co.	7,392	563,714
Kimberly-Clark Corp.	2,970	383,427
Procter & Gamble Co. (The)	20,790	3,249,477

		4,516,542

Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	4,356	94,220

Industrial Conglomerates - 0.2%
3M Co.	3,828	426,822

Industrial REITs - 0.2%
Prologis, Inc., REIT	3,300	411,675

Insurance - 2.1%
Aflac, Inc.	5,016	362,857
Allstate Corp. (The)	858	96,680
American International Group, Inc.	2,574	155,161
Aon plc, Class A	726	231,231
Arch Capital Group Ltd.*	1,386	107,678
Arthur J Gallagher & Co.	1,518	326,066
Chubb Ltd.	1,452	296,803
Hartford Financial Services Group, Inc. (The)	2,706	194,507
Marsh & McLennan Cos., Inc.	3,498	659,093

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
MetLife, Inc.	5,808	365,730
Principal Financial Group, Inc.	2,640	210,857
Progressive Corp. (The)	3,102	390,790
Travelers Cos., Inc. (The)	1,650	284,807
Willis Towers Watson plc	924	195,269

		3,877,529

Interactive Media & Services - 5.6%
Alphabet, Inc., Class C*	20,790	2,767,357
Meta Platforms, Inc., Class A*	23,496	7,485,826
Snap, Inc., Class A*(a)	10,428	118,462

		10,371,645

IT Services - 2.4%
Accenture plc, Class A	6,996	2,213,185
Akamai Technologies, Inc.*	1,386	130,977
Amdocs Ltd.	1,254	117,425
Cognizant Technology Solutions Corp., Class A	4,356	287,627
Gartner, Inc.*	726	256,706
International Business Machines Corp.	9,636	1,389,318

		4,395,238

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	1,584	192,884
Avantor, Inc.*	1,980	40,729
Bio-Rad Laboratories, Inc., Class A*	132	53,507
Danaher Corp.	3,696	942,702
Illumina, Inc.*	1,122	215,592
IQVIA Holdings, Inc.*	1,980	443,045
Mettler-Toledo International, Inc.*	66	82,993
Revvity, Inc.	396	48,688
West Pharmaceutical Services, Inc.	396	145,744

		2,165,884

Machinery - 1.6%
Caterpillar, Inc.	2,772	735,051
Cummins, Inc.	990	258,192
Deere & Co.	1,056	453,658
Dover Corp.	792	115,608
Fortive Corp.	3,036	237,871
Illinois Tool Works, Inc.	1,056	278,066
Ingersoll Rand, Inc.	1,518	99,080
Nordson Corp.	396	99,638
Otis Worldwide Corp.	3,564	324,181
Stanley Black & Decker, Inc.	1,254	124,485
Toro Co. (The)	528	53,671
Xylem, Inc.	1,254	141,388

		2,920,889

Media - 0.7%
Comcast Corp., Class A	21,846	988,750
Interpublic Group of Cos., Inc. (The)(a)	3,432	117,477
Omnicom Group, Inc.(a)	1,452	122,868
Paramount Global, Class B(a)	1,254	20,102

		1,249,197

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	9,900	442,035
Newmont Corp.	6,864	294,603

Investments	Shares	Value ($)
Nucor Corp.	1,782	306,664

		1,043,302

Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	1,848	116,646

Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	1,848	74,825
Chevron Corp.	18,678	3,056,841
Coterra Energy, Inc.	6,864	189,035
Exxon Mobil Corp.	42,966	4,607,674
Marathon Oil Corp.	4,092	107,497
Phillips 66	4,884	544,810

		8,580,682

Passenger Airlines - 0.1%
American Airlines Group, Inc.*(a)	2,178	36,481
Southwest Airlines Co.	2,112	72,146

		108,627

Personal Care Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,046	368,280

Pharmaceuticals - 7.5%
Bristol-Myers Squibb Co.	22,374	1,391,439
Eli Lilly & Co.	6,006	2,730,027
Johnson & Johnson	27,588	4,621,818
Merck & Co., Inc.	26,862	2,864,833
Pfizer, Inc.	39,732	1,432,736
Zoetis, Inc., Class A	4,092	769,664

		13,810,517

Professional Services - 0.7%
Automatic Data Processing, Inc.	3,696	913,873
Broadridge Financial Solutions, Inc.	660	110,827
Verisk Analytics, Inc., Class A	1,518	347,531

		1,372,231

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	3,234	269,425

Residential REITs - 0.2%
Camden Property Trust, REIT	330	36,000
Equity Residential, REIT	1,782	117,505
Essex Property Trust, Inc., REIT	330	80,372
Sun Communities, Inc., REIT	924	120,397

		354,274

Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc.*	5,676	649,335
Applied Materials, Inc.	7,458	1,130,558
First Solar, Inc.*	528	109,507
Intel Corp.	36,960	1,322,059
KLA Corp.	726	373,128
Lam Research Corp.	990	711,305
Microchip Technology, Inc.	1,848	173,601
Micron Technology, Inc.	11,616	829,266
NVIDIA Corp.	8,712	4,071,031
QUALCOMM, Inc.	5,940	785,090
Skyworks Solutions, Inc.	528	60,387
Texas Instruments, Inc.	6,402	1,152,360

		11,367,627

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Software - 9.1%
Adobe, Inc.*	4,026	2,198,880
Autodesk, Inc.*	2,310	489,697
Crowdstrike Holdings, Inc., Class A*	792	128,035
DocuSign, Inc., Class A*	1,518	81,699
Fortinet, Inc.*	4,488	348,807
Gen Digital, Inc.	6,468	125,803
Intuit, Inc.	1,980	1,013,166
Microsoft Corp.	26,202	8,801,776
Oracle Corp.	5,412	634,449
Palo Alto Networks, Inc.*(a)	2,112	527,916
Salesforce, Inc.*	5,214	1,173,202
ServiceNow, Inc.*	726	423,258
Splunk, Inc.*	792	85,797
Synopsys, Inc.*	1,056	477,101
Workday, Inc., Class A*	726	172,156

		16,681,742

Specialized REITs - 0.6%
American Tower Corp., REIT	2,508	477,297
Digital Realty Trust, Inc., REIT	990	123,374
Iron Mountain, Inc., REIT	2,574	158,044
Weyerhaeuser Co., REIT	8,052	274,251

		1,032,966

Specialty Retail - 1.7%
AutoZone, Inc.*	132	327,587
Bath & Body Works, Inc.	2,442	90,501
Best Buy Co., Inc.(a)	1,650	137,033
Burlington Stores, Inc.*	330	58,615
Lowe’s Cos., Inc.	4,224	989,556
Ross Stores, Inc.	3,102	355,613
TJX Cos., Inc. (The)	10,164	879,491
Tractor Supply Co.(a)	990	221,750
Williams-Sonoma, Inc.(a)	660	91,502

		3,151,648

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	47,124	9,257,510
Hewlett Packard Enterprise Co.	11,286	196,151
HP, Inc.	9,438	309,849
NetApp, Inc.	1,518	118,419
Western Digital Corp.*	3,498	148,875

		10,030,804

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp.*	198	107,651
Lululemon Athletica, Inc.*	1,320	499,660
NIKE, Inc., Class B	6,468	714,002

		1,321,313

Trading Companies & Distributors - 0.4%
Ferguson plc	2,178	352,008
United Rentals, Inc.	264	122,676
WW Grainger, Inc.	330	243,702

		718,386

Investments	Shares	Value ($)
Water Utilities - 0.1%
American Water Works Co., Inc.	1,386	204,338

TOTAL COMMON STOCKS (COST $156,256,799)		182,445,043

Investments	Principal Amount ($)	Value ($)

SECURITIES LENDING REINVESTMENTS - 0.0%(c)(d)

REPURCHASE AGREEMENTS - 0.0%(c)
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $6,049, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $6,123 (Cost $6,048)	6,048	6,048

Total Investments - 99.0% (Cost $156,262,847)		182,451,091
Other assets less liabilities - 1.0%		1,765,217

Net Assets - 100.0%		184,216,308

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $4,385,750, collateralized in the form of cash with a value of $6,048 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,357,933 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from August 15, 2023 – February 15, 2053 and $86,721 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from September 7, 2023 – October 22, 2071; a total value of $4,450,702.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $6,048.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Abbreviations
REIT	Real Estate Investment Trust

Investment in a company which was affiliated for the period ended July 31, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares July 31, 2023	Value July 31, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
Northern Trust Corp.	$—	$145,507	$80,761	660	$52,879	$(4,508)	$1,961	$(7,359)

Futures Contracts

FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	7	09/15/2023	USD	$1,615,075	$93,824

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.0%
Securities Lending Reinvestments	0.0 †
Others(1)	1.0

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Select Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Air Freight & Logistics - 0.4%
DHL Group	2,599	133,877
DSV A/S	1,265	253,962
FedEx Corp.	782	211,101
International Distributions Services plc*	8,441	28,976

		627,916

Automobile Components - 0.4%
BorgWarner, Inc.(a)	782	36,363
Bridgestone Corp.	4,600	190,793
Cie Generale des Etablissements Michelin SCA	4,623	151,740
Continental AG	736	58,929
Denso Corp.	2,300	159,954
Forvia*	1,127	28,356
Niterra Co. Ltd.	2,300	48,597
Sumitomo Electric Industries Ltd.	2,300	29,462
Valeo	575	13,028

		717,222

Automobiles - 2.2%
Bayerische Motoren Werke AG	2,116	258,636
Ferrari NV	506	162,569
General Motors Co.	11,362	435,960
Honda Motor Co. Ltd.	11,500	365,284
Mazda Motor Corp.	2,300	22,752
Mercedes-Benz Group AG	4,853	388,673
Mitsubishi Motors Corp.	6,900	27,759
Nissan Motor Co. Ltd.	6,900	30,256
Renault SA	1,058	46,549
Rivian Automotive, Inc., Class A*(a)	5,290	146,216
Stellantis NV	12,673	260,506
Subaru Corp.(a)	2,300	43,489
Suzuki Motor Corp.	2,300	92,223
Toyota Motor Corp.	66,700	1,120,117
Volkswagen AG (Preference)	943	125,347
Yamaha Motor Co. Ltd.	2,300	67,342

		3,593,678

Banks - 9.4%
ABN AMRO Bank NV, CVA(b)	2,530	43,125
AIB Group plc	8,786	41,441
ANZ Group Holdings Ltd.	19,481	338,027
Banco Bilbao Vizcaya Argentaria SA	32,775	260,541
Banco BPM SpA	9,729	48,785
Banco Santander SA	101,039	410,344
Bank of America Corp.	23,230	743,360
Bank of Ireland Group plc	7,222	76,409
Bank of Montreal	5,221	486,064
Bank Polska Kasa Opieki SA	1,794	53,129
Bankinter SA	4,209	27,278
Barclays plc	76,590	152,705

Investments	Shares	Value ($)
BNP Paribas SA	6,739	445,954
Canadian Imperial Bank of Commerce	6,946	306,495
Citigroup, Inc.	16,123	768,422
Commerzbank AG	3,289	39,436
Commonwealth Bank of Australia	12,834	914,200
Credit Agricole SA	1,794	22,323
Danske Bank A/S	3,887	92,498
DBS Group Holdings Ltd.	6,900	178,034
Erste Group Bank AG	1,104	41,848
FinecoBank Banca Fineco SpA	5,152	80,178
Hang Seng Bank Ltd.	4,600	70,014
HSBC Holdings plc	100,464	835,420
ING Groep NV	8,878	129,991
Intesa Sanpaolo SpA	89,999	260,871
Japan Post Bank Co. Ltd.	4,600	38,301
JPMorgan Chase & Co.	28,106	4,439,624
KBC Group NV	1,012	76,319
Lloyds Banking Group plc	330,786	191,246
Mediobanca Banca di Credito Finanziario SpA	2,254	30,120
Mitsubishi UFJ Financial Group, Inc.	85,100	686,406
National Bank of Canada	736	57,751
NatWest Group plc	24,357	76,561
Nordea Bank Abp	21,137	240,177
Oversea-Chinese Banking Corp. Ltd.	16,100	161,267
Royal Bank of Canada	7,406	735,564
Santander Bank Polska SA*	115	11,441
Skandinaviska Enskilda Banken AB, Class A	8,326	101,069
Societe Generale SA	4,071	110,933
Standard Chartered plc	12,167	117,003
Svenska Handelsbanken AB, Class A	6,716	59,059
Swedbank AB, Class A	5,106	93,762
Toronto-Dominion Bank (The)	9,890	653,397
UniCredit SpA	8,142	206,470
US Bancorp	8,809	349,541
Virgin Money UK plc	6,946	15,765
Westpac Banking Corp.	23,230	349,700

		15,668,368

Beverages - 1.8%
Anheuser-Busch InBev SA/NV	3,450	197,988
Asahi Group Holdings Ltd.(a)	2,300	90,572
Britvic plc	2,231	24,801
Budweiser Brewing Co. APAC Ltd.(b)	11,500	27,870
Carlsberg A/S, Class B	575	86,472
Coca-Cola Co. (The)	19,297	1,195,063
Coca-Cola Europacific Partners plc	1,219	77,272
Coca-Cola HBC AG	1,012	29,844
Davide Campari-Milano NV	3,036	40,938
Diageo plc	10,672	466,515
Heineken Holding NV	598	49,153

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Heineken NV	1,541	151,451
Keurig Dr Pepper, Inc.	3,910	132,979
Kirin Holdings Co. Ltd.	4,600	68,071
Pernod Ricard SA	1,173	259,434
Remy Cointreau SA*	23	3,960
Royal Unibrew A/S	184	15,968
Treasury Wine Estates Ltd.	483	3,662

		2,922,013

Biotechnology - 0.8%
CSL Ltd.	2,576	466,107
Gilead Sciences, Inc.	3,910	297,708
Grifols SA*	120	1,766
Swedish Orphan Biovitrum AB*	529	10,371
Vertex Pharmaceuticals, Inc.*	1,633	575,371

		1,351,323

Broadline Retail - 4.0%
Allegro.eu SA*(b)	3,128	27,657
Amazon.com, Inc.*	44,022	5,884,861
eBay, Inc.	3,174	141,275
Etsy, Inc.*(a)	460	46,759
Isetan Mitsukoshi Holdings Ltd.	4,600	49,892
J Front Retailing Co. Ltd.	2,300	22,388
Next plc	713	64,657
Prosus NV*	2,484	197,271
Wesfarmers Ltd.	8,579	287,025

		6,721,785

Building Products - 0.4%
Assa Abloy AB, Class B	4,278	103,006
Belimo Holding AG (Registered)	46	24,898
Cie de Saint-Gobain	3,174	215,149
Fletcher Building Ltd.	7,199	25,000
Lixil Corp.	4,600	58,844
Nibe Industrier AB, Class B	5,957	53,711
Reliance Worldwide Corp. Ltd.	5,842	16,612
ROCKWOOL A/S, Class B	115	31,041
Trane Technologies plc	920	183,485

		711,746

Capital Markets - 1.6%
abrdn plc	12,719	37,950
ASX Ltd.	460	19,252
BlackRock, Inc.	1,104	815,691
Daiwa Securities Group, Inc.	9,200	49,866
FactSet Research Systems, Inc.	184	80,047
Goldman Sachs Group, Inc. (The)	1,679	597,506
Hargreaves Lansdown plc	1,357	14,865
Hong Kong Exchanges & Clearing Ltd.	6,900	288,256
IG Group Holdings plc	1,656	15,085
Julius Baer Group Ltd.	1,104	78,452
London Stock Exchange Group plc	2,300	250,416
Macquarie Group Ltd.	2,921	344,475
Man Group plc	805	2,473
Nasdaq, Inc.	483	24,387
Schroders plc	7,613	44,990

		2,663,711

Chemicals - 0.8%
Air Liquide SA	1,725	310,694
Akzo Nobel NV	759	65,072

Investments	Shares	Value ($)
Arkema SA	506	54,651
BASF SE	5,290	284,451
Chr Hansen Holding A/S	368	27,875
Covestro AG*(b)	736	39,625
Croda International plc	368	27,888
DuPont de Nemours, Inc.	1,587	123,199
Ecolab, Inc.	966	176,913
Hexpol AB	2,691	29,273
Kansai Paint Co. Ltd.(a)	2,300	37,702
LANXESS AG	782	26,400
Novozymes A/S, Class B(a)	529	26,609
Orica Ltd.	3,749	39,789
Solvay SA	460	55,333
Yara International ASA	184	7,537

		1,333,011

Commercial Services & Supplies - 0.4%
Brambles Ltd.	7,958	75,450
Cintas Corp.	552	277,126
Elis SA	1,449	30,019
ISS A/S	1,725	34,950
Rentokil Initial plc	11,914	97,340
SPIE SA	759	22,829
TOPPAN, Inc.	2,300	54,101

		591,815

Communications Equipment - 0.0%(c)
F5, Inc.*	345	54,593

Construction & Engineering - 0.5%
AECOM	437	38,019
Balfour Beatty plc	2,231	10,030
Bouygues SA	483	17,345
Eiffage SA	529	55,187
Ferrovial SE	2,693	89,491
Obayashi Corp.	6,900	63,838
Shimizu Corp.	6,900	47,573
Sweco AB, Class B	2,691	27,761
Vinci SA	3,450	406,169
Worley Ltd.	2,024	23,677
WSP Global, Inc.	299	41,264

		820,354

Construction Materials - 0.1%
Holcim Ltd.	2,852	199,378
Wienerberger AG	437	14,368

		213,746

Consumer Finance - 0.0%(c)
Cembra Money Bank AG	138	10,507
Marui Group Co. Ltd.	2,300	41,199

		51,706

Consumer Staples Distribution & Retail - 1.7%
Aeon Co. Ltd.	4,600	99,654
Carrefour SA	4,370	87,642
Coles Group Ltd.	4,554	55,820
J Sainsbury plc(a)	10,005	35,709
Jeronimo Martins SGPS SA	1,334	36,417
Koninklijke Ahold Delhaize NV	5,382	186,236
Kroger Co. (The)(a)	2,530	123,059
Loblaw Cos. Ltd.	897	79,733
Marks & Spencer Group plc*	12,650	33,578

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Ocado Group plc*(a)	1,403	16,940
Target Corp.	1,978	269,938
Walgreens Boots Alliance, Inc.	3,611	108,222
Walmart, Inc.	9,315	1,489,096
Woolworths Group Ltd.(a)	9,683	251,991

		2,874,035

Containers & Packaging - 0.2%
Amcor plc	8,740	89,672
Ball Corp.(a)	437	25,648
Billerud Aktiebolag	230	1,965
DS Smith plc	8,165	32,525
Huhtamaki OYJ	230	8,193
Orora Ltd.	11,316	27,375
Smurfit Kappa Group plc	1,679	66,624
Verallia SA(b)	184	8,180

		260,182

Distributors - 0.0%(c)
D’ieteren Group	92	16,098
Inchcape plc	1,955	20,588

		36,686

Diversified Consumer Services - 0.0%(c)
Pearson plc	3,864	42,985

Diversified REITs - 0.1%
British Land Co. plc (The), REIT	23	100
Charter Hall Group, REIT	1,196	9,212
Charter Hall Long Wale REIT, REIT(a)	23	64
Land Securities Group plc, REIT	8,188	68,204
Mirvac Group, REIT	51,175	80,693
Stockland, REIT	22,448	63,834

		222,107

Diversified Telecommunication Services - 0.8%
BT Group plc(a)	35,328	55,455
Cellnex Telecom SA(b)	3,266	133,738
Chorus Ltd.	3,013	16,126
Deutsche Telekom AG (Registered)	20,907	457,378
Elisa OYJ	1,242	64,963
Infrastrutture Wireless Italiane SpA(b)	1,403	17,658
Koninklijke KPN NV	21,482	77,971
Singapore Telecommunications Ltd.	36,800	73,722
Spark New Zealand Ltd.	13,179	42,486
Swisscom AG (Registered)	138	89,214
Telecom Italia SpA*(a)	53,291	15,412
Telenor ASA	2,967	31,821
Telstra Group Ltd.	67,482	193,714
TELUS Corp.	3,243	57,850

		1,327,508

Electric Utilities - 0.8%
Chugoku Electric Power Co., Inc. (The)*	4,600	31,949
Contact Energy Ltd.	1,633	8,446
EDP - Energias de Portugal SA	11,454	53,672
Elia Group SA/NV	368	45,402
Endesa SA(a)	1,380	29,647
Enel SpA	27,876	192,768

Investments	Shares	Value ($)
Fortum OYJ	253	3,434
Iberdrola SA(a)	33,589	420,516
Kansai Electric Power Co., Inc. (The)	4,600	60,543
Kyushu Electric Power Co., Inc.*	4,600	31,285
Origin Energy Ltd.	8,878	50,671
Orsted A/S(b)	1,104	96,561
Redeia Corp. SA	4,071	68,247
SSE plc	5,911	128,189
Terna - Rete Elettrica Nazionale	3,657	30,998
Verbund AG	299	24,840

		1,277,168

Electrical Equipment - 0.8%
ABB Ltd. (Registered)	6,325	254,357
Fujikura Ltd.	2,300	19,215
Legrand SA	1,495	150,194
NEL ASA*(a)	22,080	30,065
Nexans SA	253	22,511
Nidec Corp.	2,300	136,838
Prysmian SpA	1,610	64,347
Schneider Electric SE	2,093	373,929
Siemens Energy AG*	3,036	51,516
Signify NV(b)	1,058	33,327
Vestas Wind Systems A/S*	6,118	164,407

		1,300,706

Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	943	176,407
Corning, Inc.	2,967	100,700
Flex Ltd.*	1,150	31,464
Halma plc	1,242	35,732
Hexagon AB, Class B	6,463	62,708
Ibiden Co. Ltd.	1,500	91,068
Jabil, Inc.	322	35,636
Keyence Corp.	700	314,133
Kyocera Corp.	800	43,041
Murata Manufacturing Co. Ltd.	4,600	269,531
Omron Corp.	1,200	64,375
Shimadzu Corp.(a)	2,300	69,787
TDK Corp.	2,300	88,014
Venture Corp. Ltd.	2,300	25,948
Yokogawa Electric Corp.	2,300	43,165

		1,451,709

Energy Equipment & Services - 0.4%
Baker Hughes Co., Class A(a)	3,082	110,305
Schlumberger NV	9,246	539,412
Tenaris SA	1,265	21,102

		670,819

Entertainment - 0.6%
Activision Blizzard, Inc.*	2,461	228,282
Bollore SE	4,117	26,101
Walt Disney Co. (The)*	8,418	748,276

		1,002,659

Financial Services - 2.2%
AMP Ltd.	26,105	19,878
Apollo Global Management, Inc.	2,254	184,174
Berkshire Hathaway, Inc., Class B*	8,280	2,914,229
Edenred	1,564	101,877
EXOR NV	598	56,003

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Kinnevik AB, Class B*	1,012	13,835
M&G plc	9,522	24,577
ORIX Corp.	6,900	132,629
OSB Group plc	2,783	13,149
PayPal Holdings, Inc.*	3,105	235,421
Wendel SE	161	15,940
Worldline SA*(b)	322	12,791

		3,724,503

Food Products - 1.2%
AAK AB	2,898	55,767
Ajinomoto Co., Inc.	4,600	179,267
Associated British Foods plc	2,231	58,846
Bakkafrost P/F	391	22,861
Danone SA	1,357	83,082
Darling Ingredients, Inc.*	23	1,593
General Mills, Inc.	2,898	216,597
Hershey Co. (The)	736	170,244
JDE Peet’s NV	230	6,958
Kellogg Co.	2,001	133,847
Kerry Group plc, Class A(a)	575	57,285
McCormick & Co., Inc. (Non-Voting)	943	84,380
MEIJI Holdings Co. Ltd.	2,300	53,226
Mowi ASA	1,587	27,962
Nestle SA (Registered)	6,233	768,510
Orkla ASA	276	2,185
Viscofan SA	184	11,969

		1,934,579

Gas Utilities - 0.1%
APA Group	9,108	61,374
Enagas SA(a)	989	17,594
Naturgy Energy Group SA(a)	805	24,621
Rubis SCA	897	22,173
Snam SpA	11,385	60,026
Tokyo Gas Co. Ltd.	2,300	52,207

		237,995

Ground Transportation - 0.3%
Canadian National Railway Co.	3,220	391,024
MTR Corp. Ltd.	11,500	52,864

		443,888

Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	2,852	243,597
Ansell Ltd.(a)	1,288	20,951
Becton Dickinson & Co.	1,380	384,495
Boston Scientific Corp.*	4,301	223,007
Carl Zeiss Meditec AG	230	26,715
Cochlear Ltd.	506	81,553
Coloplast A/S, Class B	391	48,729
ConvaTec Group plc(b)	4,094	10,988
Demant A/S*	782	31,272
Edwards Lifesciences Corp.*	2,553	209,525
Elekta AB, Class B	3,519	28,554
EssilorLuxottica SA	1,196	241,234
Fisher & Paykel Healthcare Corp. Ltd.	3,496	53,458
Getinge AB, Class B	1,909	35,636
Hologic, Inc.*	1,357	107,773
Hoya Corp.	2,300	267,589

Investments	Shares	Value ($)
IDEXX Laboratories, Inc.*	230	127,588
Koninklijke Philips NV*	7,038	146,721
Medtronic plc	4,393	385,530
Olympus Corp.	6,900	112,499
Smith & Nephew plc	2,645	40,328
Straumann Holding AG (Registered)	897	149,164
Stryker Corp.	2,300	651,843
Terumo Corp.	2,300	75,291
Zimmer Biomet Holdings, Inc.	667	92,146

		3,796,186

Health Care Providers & Services - 1.9%
Amplifon SpA	322	10,931
Cardinal Health, Inc.	1,081	98,879
Cigna Group (The)	920	271,492
CVS Health Corp.	4,439	331,549
Elevance Health, Inc.	1,541	726,782
Fresenius Medical Care AG & Co. KGaA	667	34,726
Fresenius SE & Co. KGaA	874	27,492
Galenica AG(b)	483	39,059
Sonic Healthcare Ltd.	1,311	31,052
UnitedHealth Group, Inc.	3,013	1,525,693

		3,097,655

Health Care REITs - 0.2%
Healthpeak Properties, Inc., REIT	1,978	43,180
Ventas, Inc., REIT	1,242	60,262
Welltower, Inc., REIT(a)	3,542	290,975

		394,417

Hotels, Restaurants & Leisure - 1.6%
Accor SA	1,357	51,303
Amadeus IT Group SA	989	71,117
Booking Holdings, Inc.*(a)	184	546,627
Caesars Entertainment, Inc.*	1,242	73,303
Compass Group plc	8,694	226,743
Domino’s Pizza Enterprises Ltd.	207	6,849
Domino’s Pizza, Inc.	23	9,125
Entain plc	2,806	50,039
Greggs plc	851	30,242
Hilton Worldwide Holdings, Inc.	1,058	164,508
InterContinental Hotels Group plc	1,081	80,058
Kindred Group plc, SDR	1,426	17,168
La Francaise des Jeux SAEM(b)	782	29,935
Las Vegas Sands Corp.*	1,104	66,030
MGM Resorts International	1,564	79,404
Oriental Land Co. Ltd.	9,200	352,900
Sodexo SA	529	54,441
SSP Group plc*	9,407	30,453
Starbucks Corp.	3,795	385,458
TUI AG*	4,324	35,050
Whitbread plc	736	33,135
Yum China Holdings, Inc.	1,426	87,015
Yum! Brands, Inc.	1,564	215,316

		2,696,219

Household Durables - 1.1%
Barratt Developments plc	6,302	37,031
Electrolux AB, Class B	1,380	17,074
GN Store Nord A/S*	1,587	42,532

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Nikon Corp.	2,300	30,369
Panasonic Holdings Corp.	11,500	142,455
Persimmon plc	1,081	16,120
SEB SA	253	28,425
Sekisui Chemical Co. Ltd.	2,300	34,950
Sekisui House Ltd.(a)	4,600	93,858
Sony Group Corp.	13,800	1,293,264
Taylor Wimpey plc	18,170	26,733
Vistry Group plc	920	9,346

		1,772,157

Household Products - 1.2%
Clorox Co. (The)	391	59,229
Colgate-Palmolive Co.	2,254	171,890
Essity AB, Class B	2,438	60,535
Henkel AG & Co. KGaA (Preference)	1,127	87,204
Kimberly-Clark Corp.	1,265	163,312
Pigeon Corp.	2,300	31,081
Procter & Gamble Co. (The)	7,728	1,207,886
Reckitt Benckiser Group plc	3,082	231,503
Unicharm Corp.	1,200	44,485

		2,057,125

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	1,679	36,317
EDP Renovaveis SA	3,128	59,905
Meridian Energy Ltd.	9,085	31,917

		128,139

Industrial Conglomerates - 0.5%
3M Co.	2,070	230,805
CK Hutchison Holdings Ltd.	11,500	70,929
DCC plc	299	17,354
Hitachi Ltd.	4,600	301,033
Investment AB Latour, Class B	2,139	43,157
Keppel Corp. Ltd.	4,600	25,567
Toshiba Corp.	2,300	74,287

		763,132

Industrial REITs - 0.2%
CapitaLand Ascendas REIT, REIT	2,300	4,867
Goodman Group, REIT	13,156	182,091
Segro plc, REIT	3,588	35,224
Warehouses De Pauw CVA, REIT	621	18,404

		240,586

Insurance - 1.6%
Admiral Group plc	690	18,901
Aegon NV(a)	5,221	28,460
Aflac, Inc.	2,231	161,391
Ageas SA/NV	1,334	56,670
ASR Nederland NV	644	29,318
Assicurazioni Generali SpA	6,854	146,452
Aviva plc	13,087	65,400
AXA SA	11,017	339,746
Beazley plc	3,772	26,620
Direct Line Insurance Group plc	3,680	7,124
Hannover Rueck SE	253	54,157
Hiscox Ltd.	1,127	15,646
Insurance Australia Group Ltd.	13,340	53,306
Japan Post Holdings Co. Ltd.	9,200	67,278
Medibank Pvt Ltd.	14,122	33,402

Investments	Shares	Value ($)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	851	321,451
nib holdings Ltd.	2,116	11,806
NN Group NV	753	28,958
Phoenix Group Holdings plc	368	2,605
Poste Italiane SpA(a)(b)	2,944	33,741
Power Corp. of Canada	2,875	81,603
Principal Financial Group, Inc.	1,196	95,524
Prudential plc	7,015	97,705
Sampo OYJ, Class A	2,783	123,012
Storebrand ASA	6,233	54,613
Sun Life Financial, Inc.	1,656	87,313
Suncorp Group Ltd.	6,072	58,224
Swiss Life Holding AG (Registered)	138	88,004
Swiss Re AG	1,265	132,651
Topdanmark A/S(a)	24	1,091
Tryg A/S	897	17,769
Zurich Insurance Group AG	667	323,786

		2,663,727

Interactive Media & Services - 4.4%
Alphabet, Inc., Class C*	18,883	2,513,516
Auto Trader Group plc(b)	5,520	45,881
carsales.com Ltd.	2,795	46,821
Meta Platforms, Inc., Class A*	14,168	4,513,925
REA Group Ltd.	575	61,037
Snap, Inc., Class A*(a)	5,014	56,959
Z Holdings Corp.	25,300	70,480

		7,308,619

IT Services - 2.7%
Accenture plc, Class A	6,371	2,015,466
Akamai Technologies, Inc.*	1,196	113,022
Alten SA	92	13,288
Amdocs Ltd.	805	75,380
Bechtle AG	1,012	44,665
Capgemini SE	1,081	196,478
CGI, Inc.*	2,070	210,735
Cognizant Technology Solutions Corp., Class A	2,760	182,243
Computacenter plc	575	16,232
Fujitsu Ltd.	1,600	207,038
Gartner, Inc.*	506	178,916
International Business Machines Corp.	5,842	842,300
NEC Corp.	2,300	116,279
Nomura Research Institute Ltd.	2,300	65,254
NTT Data Group Corp.	4,600	63,959
Softcat plc	828	15,980
Sopra Steria Group SACA	115	25,067
TietoEVRY OYJ	736	18,826

		4,401,128

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	2,900	65,601
Thule Group AB(b)	828	25,878
Yamaha Corp.	900	34,840

		126,319

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Life Sciences Tools & Services - 0.8%
Danaher Corp.	2,323	592,504
Eurofins Scientific SE	506	34,913
Gerresheimer AG	23	2,731
Illumina, Inc.*	368	70,711
IQVIA Holdings, Inc.*	1,265	283,056
Lonza Group AG (Registered)	299	174,257
QIAGEN NV*	529	24,876
Sartorius AG (Preference)	115	47,586
Siegfried Holding AG (Registered)	23	20,417
Tecan Group AG (Registered)	92	36,764
Wuxi Biologics Cayman, Inc.*(b)	11,500	65,030

		1,352,845

Machinery - 1.4%
Aalberts NV	897	40,578
Alfa Laval AB	1,357	50,871
Alstom SA	1,633	50,089
ANDRITZ AG	299	15,844
Atlas Copco AB, Class A	9,844	140,247
Bucher Industries AG (Registered)	46	20,589
CNH Industrial NV	2,875	41,557
Cummins, Inc.	322	83,978
Ebara Corp.	300	14,155
Epiroc AB, Class A	4,646	92,898
FANUC Corp.	4,400	134,651
Fortive Corp.	1,564	122,539
GEA Group AG	690	29,358
Georg Fischer AG (Registered)	621	42,589
Husqvarna AB, Class B(a)	4,278	42,078
IMI plc	667	13,980
Indutrade AB	1,610	33,847
KION Group AG	483	20,300
Knorr-Bremse AG	391	27,564
Komatsu Ltd.	2,300	64,169
Kone OYJ, Class B	1,679	86,339
Kubota Corp.	4,600	69,431
Metso OYJ	3,864	43,987
MINEBEA MITSUMI, Inc.	2,300	42,542
Nordson Corp.	253	63,657
NSK Ltd.	4,600	29,750
Otis Worldwide Corp.	1,817	165,274
Rotork plc	7,199	28,566
Sandvik AB	3,266	66,455
Schindler Holding AG	253	61,641
Seatrium Ltd.*	138,000	14,654
SFS Group AG	23	2,744
SKF AB, Class B	1,840	35,128
Spirax-Sarco Engineering plc	299	42,799
Stanley Black & Decker, Inc.	759	75,346
Techtronic Industries Co. Ltd.	6,500	73,387
Trelleborg AB, Class B	1,978	52,765
Valmet OYJ	1,426	37,907
Volvo AB, Class B	8,786	194,032
Wartsila OYJ Abp(a)	3,427	43,169
Weir Group plc (The)	1,035	24,436

		2,335,890

Marine Transportation - 0.1%
AP Moller - Maersk A/S, Class B	23	47,417

Investments	Shares	Value ($)
Mitsui OSK Lines Ltd.	2,300	59,491
Nippon Yusen KK	2,300	55,816
Pacific Basin Shipping Ltd.	23,000	7,462

		170,186

Media - 0.3%
Dentsu Group, Inc.	1,200	40,135
Informa plc(a)	7,590	74,043
Interpublic Group of Cos., Inc. (The)	2,162	74,005
ITV plc	19,343	18,004
Publicis Groupe SA	1,380	111,710
SES SA, Class A, ADR	5,612	36,445
Vivendi SE	575	5,149
WPP plc	4,738	51,915

		411,406

Metals & Mining - 1.5%
Anglo American plc	6,463	199,076
Antofagasta plc	1,679	36,239
ArcelorMittal SA	3,703	107,376
Aurubis AG	184	17,353
BHP Group Ltd.	31,832	986,914
BlueScope Steel Ltd.	1,863	27,418
Boliden AB	184	5,430
Fortescue Metals Group Ltd.	13,202	192,869
IGO Ltd.	1,311	12,191
Iluka Resources Ltd.	2,990	20,591
Lynas Rare Earths Ltd.*(a)	1,633	7,406
Mineral Resources Ltd.(a)	1,127	54,246
Newcrest Mining Ltd.	6,118	108,878
Newmont Corp.	1,794	77,031
Norsk Hydro ASA	3,059	20,078
Northern Star Resources Ltd.(a)	7,291	56,549
Rio Tinto Ltd.	2,024	159,669
Rio Tinto plc	4,531	300,235
Sims Ltd.	483	4,915
South32 Ltd.	28,497	74,507
SSAB AB, Class B	2,737	16,759
thyssenkrupp AG	2,645	21,084
voestalpine AG	621	20,609

		2,527,423

Multi-Utilities - 0.5%
A2A SpA	10,971	20,993
AGL Energy Ltd.	5,083	41,753
Centrica plc	14,122	25,084
Engie SA	10,695	175,839
Hera SpA	8,119	25,279
National Grid plc	20,079	266,484
Public Service Enterprise Group, Inc.	2,898	182,922
Veolia Environnement SA	2,622	85,570

		823,924

Office REITs - 0.0%(c)
Covivio SA, REIT	23	1,114
Dexus, REIT(a)	2,231	12,358
Gecina SA, REIT	437	47,386

		60,858

Oil, Gas & Consumable Fuels - 6.1%
Ampol Ltd.	1,564	34,621

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
BP plc	52,118	323,888
Cameco Corp.	1,472	51,846
Chevron Corp.	16,928	2,770,437
Coterra Energy, Inc.	4,117	113,382
Enbridge, Inc.	11,063	407,471
Eni SpA	16,353	250,329
Equinor ASA	6,003	183,001
Exxon Mobil Corp.	32,706	3,507,391
Gaztransport Et Technigaz SA	92	11,249
Idemitsu Kosan Co. Ltd.	2,300	48,564
Marathon Oil Corp.	1,610	42,295
Neste OYJ	1,196	44,122
OMV AG	276	12,476
Phillips 66(a)	3,013	336,100
Repsol SA	2,438	37,363
Shell plc(a)	38,203	1,178,748
Suncor Energy, Inc.	4,899	153,567
TotalEnergies SE	7,866	479,251
Woodside Energy Group Ltd.(a)	6,072	155,441

		10,141,542

Paper & Forest Products - 0.0%(c)
Holmen AB, Class B	1,104	42,605
Mondi plc	115	2,021
Stora Enso OYJ, Class R	1,081	13,295
Svenska Cellulosa AB SCA, Class B	828	11,016

		68,937

Passenger Airlines - 0.1%
Air France-KLM*(a)	9,499	16,448
ANA Holdings, Inc.*	2,300	55,136
International Consolidated Airlines Group SA*	16,330	35,950
Qantas Airways Ltd.*	14,720	64,772
Singapore Airlines Ltd.	6,900	39,130

		211,436

Personal Care Products - 1.2%
Beiersdorf AG	437	56,758
Estee Lauder Cos., Inc. (The), Class A	966	173,880
Haleon plc	30,498	131,965
Kao Corp.	1,200	45,625
L’Oreal SA	1,426	665,370
Shiseido Co. Ltd.	3,400	149,085
Unilever plc	15,203	819,843

		2,042,526

Pharmaceuticals - 9.8%
Astellas Pharma, Inc.	13,800	202,076
AstraZeneca plc	8,763	1,261,212
Bristol-Myers Squibb Co.	13,915	865,374
Chugai Pharmaceutical Co. Ltd.	2,300	68,492
Daiichi Sankyo Co. Ltd.	6,900	211,109
Dechra Pharmaceuticals plc	621	29,675
Eisai Co. Ltd.	1,300	82,128
Eli Lilly & Co.	2,668	1,212,739
GSK plc	24,104	429,412
Hikma Pharmaceuticals plc	828	22,255
Ipsen SA	115	14,531
Johnson & Johnson	25,093	4,203,830

Investments	Shares	Value ($)
Merck & Co., Inc.	16,123	1,719,518
Merck KGaA	552	97,255
Novartis AG (Registered)	13,938	1,464,306
Novo Nordisk A/S, Class B	7,107	1,148,383
Ono Pharmaceutical Co. Ltd.	2,300	42,113
Orion OYJ, Class B	46	1,772
Pfizer, Inc.	27,554	993,597
Roche Holding AG	2,254	703,619
Sanofi	6,785	726,311
Santen Pharmaceutical Co. Ltd.	2,300	20,106
Shionogi & Co. Ltd.	4,000	167,004
Takeda Pharmaceutical Co. Ltd.	6,900	210,817
UCB SA	460	40,838
Zoetis, Inc., Class A	2,323	436,933

		16,375,405

Professional Services - 0.8%
Adecco Group AG (Registered)	138	5,637
ALS Ltd.	1,794	14,192
Arcadis NV(a)	506	22,260
Automatic Data Processing, Inc.	1,196	295,723
Bureau Veritas SA	2,875	79,182
Computershare Ltd.	1,564	26,432
Experian plc	1,633	63,222
Intertek Group plc	1,012	56,797
Randstad NV	138	8,107
RELX plc	10,396	350,452
SGS SA (Registered)	1,035	100,819
Teleperformance	437	63,479
Verisk Analytics, Inc., Class A	690	157,969

		1,244,271

Real Estate Management & Development - 0.6%
CapitaLand Investment Ltd.	18,400	47,115
Castellum AB	736	8,402
CBRE Group, Inc., Class A*	2,829	235,684
CK Asset Holdings Ltd.	11,500	66,357
Daiwa House Industry Co. Ltd.	4,600	125,037
Hongkong Land Holdings Ltd.	4,600	16,376
Kojamo OYJ	3,841	37,606
Mitsubishi Estate Co. Ltd.	6,900	84,356
Mitsui Fudosan Co. Ltd.	2,300	47,245
Sagax AB, Class B	1,564	34,815
Sun Hung Kai Properties Ltd.	6,000	75,051
Swire Properties Ltd.	9,200	23,004
Swiss Prime Site AG (Registered)	874	85,096
Tokyu Fudosan Holdings Corp.	4,600	27,335
Vonovia SE	3,013	70,559
Wihlborgs Fastigheter AB	5,658	44,316

		1,028,354

Residential REITs - 0.1%
Camden Property Trust, REIT	69	7,527
Equity Residential, REIT	644	42,465
Essex Property Trust, Inc., REIT	230	56,017
Sun Communities, Inc., REIT	368	47,951

		153,960

Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust, REIT	29,900	45,938
Klepierre SA, REIT	644	17,147
Link REIT, REIT	18,400	102,986
Vicinity Ltd., REIT	8,142	10,836

		176,907

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc.*	5,152	589,389
Advantest Corp.	600	82,454
AIXTRON SE	253	10,064
ams-OSRAM AG*	3,634	32,397
Applied Materials, Inc.	5,336	808,884
ASM International NV	299	142,661
ASML Holding NV	1,794	1,290,035
BE Semiconductor Industries NV	529	63,370
First Solar, Inc.*	322	66,783
Infineon Technologies AG	6,141	270,830
Intel Corp.	26,841	960,103
KLA Corp.	414	212,775
Lam Research Corp.	644	462,708
Microchip Technology, Inc.	1,633	153,404
Micron Technology, Inc.	8,809	628,875
Nordic Semiconductor ASA*	2,001	29,511
QUALCOMM, Inc.	3,312	437,747
Renesas Electronics Corp.*	11,500	223,031
Skyworks Solutions, Inc.	460	52,610
SOITEC*	161	31,766
STMicroelectronics NV	3,565	191,184
SUMCO Corp.(a)	2,300	33,509
Texas Instruments, Inc.	4,278	770,040
Tokyo Electron Ltd.	2,300	343,915

		7,888,045

Software - 9.2%
Adobe, Inc.*	2,944	1,607,924
Autodesk, Inc.*	1,840	390,062
Crowdstrike Holdings, Inc., Class A*	874	141,291
Dassault Systemes SE	2,967	127,203
DocuSign, Inc., Class A*	391	21,044
Fortinet, Inc.*	3,174	246,683
Gen Digital, Inc.	2,990	58,155
Intuit, Inc.	1,403	717,915
Microsoft Corp.	24,081	8,089,290
Oracle Corp.	4,784	560,828
Palo Alto Networks, Inc.*(a)	1,449	362,192
Sage Group plc (The)	6,026	72,618
Salesforce, Inc.*	4,784	1,076,448
SAP SE	5,934	813,891
ServiceNow, Inc.*	690	402,270
SimCorp A/S	230	24,755
Splunk, Inc.*	552	59,798
Synopsys, Inc.*	713	322,133
Temenos AG (Registered)	368	31,738
WiseTech Global Ltd.	943	54,514
Workday, Inc., Class A*	713	169,074

		15,349,826

Specialized REITs - 0.4%
American Tower Corp., REIT	1,334	253,874
Big Yellow Group plc, REIT	3,105	42,867
Iron Mountain, Inc., REIT	1,909	117,213
Keppel DC REIT, REIT	2,300	3,793

Investments	Shares	Value ($)
Safestore Holdings plc, REIT	3,956	45,097
Weyerhaeuser Co., REIT	3,657	124,557

		587,401

Specialty Retail - 1.4%
AutoZone, Inc.*(a)	69	171,239
Bath & Body Works, Inc.	1,541	57,110
Best Buy Co., Inc.(a)	1,357	112,699
H & M Hennes & Mauritz AB, Class B	2,898	48,762
Industria de Diseno Textil SA	2,944	112,990
JB Hi-Fi Ltd.	874	26,885
Kingfisher plc(a)	10,212	32,283
Lowe’s Cos., Inc.	2,829	662,750
Nitori Holdings Co. Ltd.	600	73,712
Ross Stores, Inc.	2,254	258,399
TJX Cos., Inc. (The)	5,911	511,479
Tractor Supply Co.	391	87,580
WH Smith plc	1,150	22,091
Williams-Sonoma, Inc.(a)	391	54,208
Zalando SE*(b)	644	22,295

		2,254,482

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	43,378	8,521,608
Brother Industries Ltd.	2,300	35,832
FUJIFILM Holdings Corp.	3,600	208,961
Hewlett Packard Enterprise Co.	8,004	139,109
HP, Inc.	6,072	199,344
Logitech International SA (Registered)	552	39,150
NetApp, Inc.	1,058	82,534
Ricoh Co. Ltd.	2,300	20,454
Seiko Epson Corp.	2,300	37,759
Western Digital Corp.*	1,771	75,374

		9,360,125

Textiles, Apparel & Luxury Goods - 2.0%
adidas AG	437	88,654
Asics Corp.	2,300	72,490
Brunello Cucinelli SpA	207	17,562
Burberry Group plc	2,024	57,891
Christian Dior SE	23	20,338
Deckers Outdoor Corp.*	115	62,524
Hermes International	138	306,814
HUGO BOSS AG	391	31,686
Kering SA	460	265,556
Lululemon Athletica, Inc.*	989	374,366
LVMH Moet Hennessy Louis Vuitton SE	1,518	1,419,440
Moncler SpA	1,242	89,995
NIKE, Inc., Class B	4,140	457,015
Pandora A/S	690	69,252
Puma SE	23	1,558
Swatch Group AG (The)	207	66,481

		3,401,622

Trading Companies & Distributors - 1.0%
AddTech AB, Class B	989	18,467
Ashtead Group plc	2,369	175,630
Beijer Ref AB, Class B	2,829	38,555
Bunzl plc	736	27,348

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Diploma plc	805	33,538
Ferguson plc	1,863	301,098
Grafton Group plc	3,036	34,215
IMCD NV	253	38,480
ITOCHU Corp.(a)	6,900	279,244
Mitsui & Co. Ltd.	9,200	358,792
Rexel SA	1,219	29,461
Sojitz Corp.	1,599	37,983
Sumitomo Corp.(a)	6,900	147,975
Toyota Tsusho Corp.	1,900	110,927
Travis Perkins plc	3,864	43,293

		1,675,006

Transportation Infrastructure - 0.3%
Aena SME SA(b)	345	55,307
Aeroports de Paris	230	31,851
Auckland International Airport Ltd.*	10,189	53,265
Flughafen Zurich AG (Registered)	92	19,560
Getlink SE	2,047	36,099
Qube Holdings Ltd.	1,449	2,871
SATS Ltd.*	16,100	33,951
Transurban Group	20,608	199,135

		432,039

Water Utilities - 0.1%
American Water Works Co., Inc.	874	128,854
Severn Trent plc	1,380	45,348
United Utilities Group plc	3,565	45,823

		220,025

Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA, SDR*(a)	897	13,945
Tele2 AB, Class B	2,415	18,207
Vodafone Group plc	97,957	93,809

		125,961

TOTAL COMMON STOCKS (COST $126,142,282)		164,716,327

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.2%(d)

REPURCHASE AGREEMENTS - 0.2%
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $295,750, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $299,354 (Cost $295,707)	295,707	295,707

Total Investments - 99.2% (Cost $126,437,989)		165,012,034
Other assets less liabilities - 0.8%		1,376,145

Net Assets - 100.0%		166,388,179

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $4,489,002, collateralized in the form of cash with a value of $295,707 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,818,316 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.49%, and maturity dates ranging from August 10, 2023 – February 15, 2053 and $599,916 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 7, 2023 – September 20, 2117; a total value of $4,713,939.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $295,707.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	6	09/15/2023	USD	$661,740	$20,849
S&P 500 E-Mini Index	4	09/15/2023	USD	922,900	53,715

					$74,564

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of July 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	193,205	Citibank NA	JPY	26,540,000	09/20/2023	$4,918

Total unrealized appreciation						$4,918

USD	143,495	Toronto-Dominion Bank (The)	CHF	127,546	09/20/2023	$(4,447)
USD	63,507	JPMorgan Chase Bank NA	GBP	50,000	09/20/2023	(839)

Total unrealized depreciation						$(5,286)

Net unrealized depreciation						$(368)

Abbreviations:

CHF	—	Swiss Franc
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Australia	4.0%
Austria	0.1
Belgium	0.3
Canada	2.3
Denmark	1.4
Finland	0.5
France	5.4
Germany	2.5
Hong Kong	0.5
Ireland	0.1
Italy	1.4
Japan	7.8
Luxembourg	0.1
Netherlands	2.4
New Zealand	0.1
Norway	0.2
Poland	0.0 †
Portugal	0.1
Singapore	0.4
Spain	1.1
Sweden	1.1
Switzerland	3.2
United Kingdom	5.8
United States	58.2
Other[1]	1.0

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.0%
Securities Lending Reinvestments	0.2
Others(1)	0.8

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate US Large Cap Core Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	116	14,767
United Parcel Service, Inc., Class B	319	59,694

		74,461

Automobiles - 2.3%
Tesla, Inc.*	3,219	860,857

Banks - 3.4%
Bank of America Corp.	13,224	423,168
Citigroup, Inc.	6,496	309,599
Fifth Third Bancorp	812	23,629
JPMorgan Chase & Co.	3,480	549,701

		1,306,097

Beverages - 1.5%
Coca-Cola Co. (The)	1,073	66,451
PepsiCo, Inc.	2,581	483,834

		550,285

Biotechnology - 2.7%
AbbVie, Inc.	2,378	355,701
Amgen, Inc.	1,363	319,147
Biogen, Inc.*	667	180,217
Regeneron Pharmaceuticals, Inc.*	145	107,577
Vertex Pharmaceuticals, Inc.*	116	40,871

		1,003,513

Broadline Retail - 3.6%
Amazon.com, Inc.*	8,961	1,197,907
eBay, Inc.	2,610	116,171
Etsy, Inc.*	580	58,957

		1,373,035

Building Products - 1.2%
Johnson Controls International plc	3,190	221,865
Trane Technologies plc	1,073	213,999

		435,864

Capital Markets - 3.6%
Goldman Sachs Group, Inc. (The)	435	154,803
Moody’s Corp.	754	265,973
Morgan Stanley	3,364	308,008
MSCI, Inc., Class A	377	206,626
Nasdaq, Inc.	232	11,714
S&P Global, Inc.	1,015	400,428
State Street Corp.	145	10,504

		1,358,056

Chemicals - 1.3%
Ecolab, Inc.	1,189	217,753
International Flavors & Fragrances, Inc.	1,160	98,148
PPG Industries, Inc.	1,073	154,405
Sherwin-Williams Co. (The)	87	24,055

		494,361

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.8%
Waste Management, Inc.	1,885	308,744

Communications Equipment - 0.7%
Cisco Systems, Inc.	5,017	261,085

Construction & Engineering - 0.3%
Quanta Services, Inc.	551	111,093

Consumer Finance - 0.1%
American Express Co.	261	44,078

Consumer Staples Distribution & Retail - 1.5%
Kroger Co. (The)	3,161	153,751
Sysco Corp.	145	11,065
Target Corp.	1,044	142,475
Walgreens Boots Alliance, Inc.	3,393	101,688
Walmart, Inc.	1,044	166,894

		575,873

Containers & Packaging - 0.2%
Amcor plc	2,030	20,828
Avery Dennison Corp.	377	69,372

		90,200

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	18,676	271,175
Verizon Communications, Inc.	5,046	171,968

		443,143

Electric Utilities - 1.1%
Edison International	725	52,171
Eversource Energy	1,595	115,366
Exelon Corp.	4,495	188,161
NextEra Energy, Inc.	667	48,891

		404,589

Electrical Equipment - 0.3%
Plug Power, Inc.*	2,233	29,297
Rockwell Automation, Inc.	232	78,019

		107,316

Energy Equipment & Services - 0.8%
Baker Hughes Co., Class A	2,697	96,526
Schlumberger NV	3,538	206,407

		302,933

Entertainment - 0.8%
Spotify Technology SA*	377	56,328
Walt Disney Co. (The)*	2,900	257,781

		314,109

Financial Services - 3.4%
Berkshire Hathaway, Inc., Class B*	638	224,550
Mastercard, Inc., Class A	1,450	571,706
Visa, Inc., Class A	2,030	482,592

		1,278,848

Food Products - 0.5%
General Mills, Inc.	812	60,689
Kellogg Co.	174	11,639
Mondelez International, Inc., Class A	1,595	118,237

		190,565

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value ($)
Ground Transportation - 1.6%
CSX Corp.	9,889	329,501
Norfolk Southern Corp.	986	230,320
Union Pacific Corp.	145	33,643

		593,464

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	2,378	264,743
Boston Scientific Corp.*	2,407	124,803
Edwards Lifesciences Corp.*	696	57,120
Insulet Corp.*	29	8,026
Medtronic plc	2,900	254,504

		709,196

Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	435	81,302
Cigna Group (The)	1,276	376,548
CVS Health Corp.	3,509	262,087
Elevance Health, Inc.	783	369,286
Humana, Inc.	87	39,744
UnitedHealth Group, Inc.	174	88,108

		1,217,075

Health Care REITs - 0.2%
Ventas, Inc., REIT	1,740	84,425

Hotel & Resort REITs - 0.2%
Host Hotels & Resorts, Inc., REIT	3,335	61,364

Hotels, Restaurants & Leisure - 1.4%
Caesars Entertainment, Inc.*	957	56,482
Las Vegas Sands Corp.*	1,566	93,662
Marriott International, Inc., Class A	232	46,820
McDonald’s Corp.	696	204,067
MGM Resorts International	1,566	79,506
Starbucks Corp.	638	64,802

		545,339

Household Products - 1.8%
Church & Dwight Co., Inc.	87	8,323
Clorox Co. (The)	319	48,322
Colgate-Palmolive Co.	2,552	194,616
Kimberly-Clark Corp.	1,131	146,012
Procter & Gamble Co. (The)	1,914	299,158

		696,431

Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	377	20,528

Industrial Conglomerates - 0.2%
3M Co.	667	74,370

Industrial REITs - 0.9%
Prologis, Inc., REIT	2,813	350,922

Insurance - 2.3%
American International Group, Inc.	1,102	66,429
Chubb Ltd.	957	195,620

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	1,508	108,395
Marsh & McLennan Cos., Inc.	725	136,605
MetLife, Inc.	3,190	200,874
Principal Financial Group, Inc.	116	9,265
Prudential Financial, Inc.	1,218	117,525
Travelers Cos., Inc. (The)	261	45,051

		879,764

Interactive Media & Services - 6.3%
Alphabet, Inc., Class A*	7,018	931,429
Alphabet, Inc., Class C*	6,757	899,424
Meta Platforms, Inc., Class A*	1,711	545,125

		2,375,978

IT Services - 1.7%
Accenture plc, Class A	464	146,786
Akamai Technologies, Inc.*	754	71,253
International Business Machines Corp.	2,900	418,122
Okta, Inc., Class A*	145	11,145

		647,306

Leisure Products - 0.1%
Hasbro, Inc.	609	39,317

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	174	21,188
Illumina, Inc.*	725	139,309
Mettler-Toledo International, Inc.*	58	72,933
Repligen Corp.*	232	39,802
Thermo Fisher Scientific, Inc.	58	31,822
West Pharmaceutical Services, Inc.	145	53,366

		358,420

Machinery - 1.7%
Cummins, Inc.	638	166,390
Deere & Co.	522	224,251
Stanley Black & Decker, Inc.	696	69,092
Westinghouse Air Brake Technologies Corp.	812	96,173
Xylem, Inc.	841	94,823

		650,729

Media - 0.5%
Comcast Corp., Class A	3,045	137,817
Interpublic Group of Cos., Inc. (The)	1,798	61,545

		199,362

Metals & Mining - 0.6%
Newmont Corp.	3,654	156,830
Steel Dynamics, Inc.	609	64,907

		221,737

Multi-Utilities - 1.0%
Consolidated Edison, Inc.	1,624	154,053
Sempra	1,450	216,079

		370,132

Office REITs - 0.1%
Boston Properties, Inc., REIT	667	44,442

Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp.*	1,305	34,909

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value ($)
Cheniere Energy, Inc.	928	150,206
ConocoPhillips	493	58,036
Devon Energy Corp.	145	7,830
EQT Corp.	1,537	64,831
Exxon Mobil Corp.	667	71,529
Hess Corp.	1,189	180,407
Marathon Petroleum Corp.	2,030	270,030
Occidental Petroleum Corp.	145	9,154
Pioneer Natural Resources Co.	464	104,711
Valero Energy Corp.	1,537	198,135
Williams Cos., Inc. (The)	5,597	192,816

		1,342,594

Personal Care Products - 0.5%
Estee Lauder Cos., Inc. (The), Class A	1,073	193,140

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	2,755	171,333
Eli Lilly & Co.	174	79,092
Johnson & Johnson	3,973	665,597
Merck & Co., Inc.	3,915	417,535
Pfizer, Inc.	8,178	294,898

		1,628,455

Professional Services - 1.6%
Automatic Data Processing, Inc.	1,566	387,209
Equifax, Inc.	29	5,918
Paychex, Inc.	1,508	189,209
Paylocity Holding Corp.*	145	32,893

		615,229

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc.*	87	9,953
Applied Materials, Inc.	1,102	167,052
Enphase Energy, Inc.*	609	92,464
First Solar, Inc.*	435	90,219
Intel Corp.	12,354	441,903
Micron Technology, Inc.	406	28,984
NVIDIA Corp.	3,016	1,409,347
QUALCOMM, Inc.	609	80,492
SolarEdge Technologies, Inc.*	261	63,021
Texas Instruments, Inc.	493	88,740

		2,472,175

Software - 10.9%
Adobe, Inc.*	1,044	570,201
Autodesk, Inc.*	522	110,659
Cadence Design Systems, Inc.*	87	20,359
Microsoft Corp.	7,250	2,435,420
Oracle Corp.	1,653	193,781
Salesforce, Inc.*	2,175	489,397
ServiceNow, Inc.*	145	84,535
Workday, Inc., Class A*	870	206,303

		4,110,655

Specialized REITs - 1.2%
Equinix, Inc., REIT	406	328,827
Weyerhaeuser Co., REIT	3,393	115,566

		444,393

Specialty Retail - 2.5%
Best Buy Co., Inc.	232	19,268
Home Depot, Inc. (The)	841	280,759

Investments	Shares	Value ($)
Lowe’s Cos., Inc.	638	149,464
TJX Cos., Inc. (The)	4,205	363,859
Tractor Supply Co.	522	116,923

		930,273

Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	14,877	2,922,587
Dell Technologies, Inc., Class C	1,247	65,991
Hewlett Packard Enterprise Co.	6,003	104,332
HP, Inc.	4,756	156,140
NetApp, Inc.	406	31,672

		3,280,722

Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc.*	87	32,932
NIKE, Inc., Class B	1,914	211,286
VF Corp.	1,102	21,831

		266,049

Trading Companies & Distributors - 0.4%
WW Grainger, Inc.	203	149,913

TOTAL COMMON STOCKS (COST $33,888,521)		37,463,004

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%(a)

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills 4.91%, 10/26/2023 (Cost $24,713)	25,000	24,686

Total Investments - 99.1% (Cost $33,913,234)		37,487,690
Other assets less liabilities - 0.9%		358,084

Net Assets - 100.0%		37,845,774

*	Non-income producing security.
(a)	The rate shown was the current yield as of July 31, 2023.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 Micro E-Mini Index	15	09/15/2023	USD	$346,088	$19,925

Abbreviations:
USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.0%
Short-Term Investments	0.1
Others(1)	0.9

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Air Freight & Logistics - 1.0%
DHL Group	7,769	400,190

Automobile Components - 0.8%
Bridgestone Corp.	3,400	141,020
Cie Generale des Etablissements Michelin SCA	2,193	71,981
Sumitomo Electric Industries Ltd.	8,500	108,882

		321,883

Automobiles - 2.4%
Bayerische Motoren Werke AG	850	103,895
Honda Motor Co. Ltd.	500	15,882
Mercedes-Benz Group AG	2,737	219,204
Porsche Automobil Holding SE (Preference)	2,057	121,970
Toyota Motor Corp.	28,900	485,328

		946,279

Banks - 11.5%
ABN AMRO Bank NV, CVA(a)	3,383	57,665
AIB Group plc	17,595	83,310
ANZ Group Holdings Ltd.	11,390	197,635
Banco Bilbao Vizcaya Argentaria SA	5,202	41,353
Banco Santander SA	34,510	140,154
Bank of Montreal	1,700	158,266
Bank of Nova Scotia (The)	4,641	234,121
Barclays plc	20,213	40,301
BNP Paribas SA	6,953	460,115
Commonwealth Bank of Australia	5,372	382,662
Credit Agricole SA	3,791	47,173
DBS Group Holdings Ltd.	1,700	43,864
HSBC Holdings plc	53,176	442,191
ING Groep NV	16,269	238,209
Mitsubishi UFJ Financial Group, Inc.	39,100	315,376
Mizuho Financial Group, Inc.	3,400	57,528
National Australia Bank Ltd.	11,407	218,453
NatWest Group plc	13,668	42,962
Nordea Bank Abp	2,074	23,504
Resona Holdings, Inc.	1,700	9,266
Royal Bank of Canada	5,117	508,221
Societe Generale SA	4,828	131,561
Sumitomo Mitsui Trust Holdings, Inc.	200	7,780
Toronto-Dominion Bank (The)	6,069	400,957
UniCredit SpA	3,893	98,721
Westpac Banking Corp.	14,127	212,665

		4,594,013

Beverages - 2.3%
Anheuser-Busch InBev SA/NV	2,295	131,705
Asahi Group Holdings Ltd.	1,900	74,820
Carlsberg A/S, Class B	170	25,566
Coca-Cola HBC AG	2,788	82,218

Investments	Shares	Value ($)
Diageo plc	8,024	350,761
Kirin Holdings Co. Ltd.	5,100	75,470
Pernod Ricard SA	612	135,357
Suntory Beverage & Food Ltd.	1,700	60,555

		936,452

Biotechnology - 0.6%
CSL Ltd.	1,258	227,625
Grifols SA*	1,802	26,524

		254,149

Broadline Retail - 0.6%
Canadian Tire Corp. Ltd., Class A	476	65,496
Next plc	1,445	131,037
Rakuten Group, Inc.	6,800	26,567

		223,100

Building Products - 1.2%
Cie de Saint-Gobain	3,026	205,117
Daikin Industries Ltd.	200	40,386
Geberit AG (Registered)	221	125,790
Kingspan Group plc	1,479	119,039

		490,332

Capital Markets - 3.0%
Daiwa Securities Group, Inc.	11,900	64,500
Deutsche Bank AG (Registered)	3,077	34,197
Deutsche Boerse AG	425	81,674
EQT AB	5,015	119,988
Hong Kong Exchanges & Clearing Ltd.	2,500	104,440
London Stock Exchange Group plc	85	9,255
Macquarie Group Ltd.	1,343	158,381
Nomura Holdings, Inc.	35,700	147,368
Schroders plc	11,237	66,406
St James’s Place plc	7,327	88,616
UBS Group AG (Registered)	14,093	313,367

		1,188,192

Chemicals - 3.1%
Akzo Nobel NV	2,210	189,473
Arkema SA	374	40,394
Chr Hansen Holding A/S	969	73,399
Clariant AG (Registered)	1,190	19,535
Covestro AG*(a)	918	49,423
Croda International plc	1,819	137,851
Givaudan SA (Registered)	43	145,789
Johnson Matthey plc	187	4,333
Mitsui Chemicals, Inc.	1,700	48,818
Nissan Chemical Corp.	600	26,947
Nitto Denko Corp.	1,700	120,847
Novozymes A/S, Class B	748	37,625
Nutrien Ltd.	170	11,736
Sika AG (Registered)	816	254,821
Sumitomo Chemical Co. Ltd.	18,700	57,661
Umicore SA	1,173	34,815
Wacker Chemie AG	17	2,649

		1,256,116

Commercial Services & Supplies - 0.2%
Brambles Ltd.	2,975	28,206
Dai Nippon Printing Co. Ltd.	2,400	68,227

		96,433

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Communications Equipment - 0.1%
Nokia OYJ	10,931	43,122

Construction & Engineering - 0.4%
Taisei Corp.	1,700	64,444
WSP Global, Inc.	782	107,920

		172,364

Consumer Staples Distribution & Retail - 2.1%
Aeon Co. Ltd.	3,400	73,657
Carrefour SA	3,451	69,211
Jeronimo Martins SGPS SA	1,020	27,845
Loblaw Cos. Ltd.	476	42,311
Metro, Inc., Class A	646	34,831
Tesco plc	88,519	293,844
Woolworths Group Ltd.	10,812	281,373

		823,072

Containers & Packaging - 0.5%
DS Smith plc	12,138	48,351
SIG Group AG	2,839	76,309
Smurfit Kappa Group plc	2,329	92,955

		217,615

Diversified Consumer Services - 0.1%
Pearson plc	2,924	32,528

Diversified REITs - 0.2%
British Land Co. plc (The), REIT	3,570	15,525
GPT Group (The), REIT	15,249	44,596
Land Securities Group plc, REIT	476	3,965

		64,086

Diversified Telecommunication Services - 2.2%
BCE, Inc.	1,955	84,495
Deutsche Telekom AG (Registered)	13,617	297,896
Nippon Telegraph & Telephone Corp.	85,000	97,456
Singapore Telecommunications Ltd.	20,400	40,868
Swisscom AG (Registered)	306	197,822
Telefonica Deutschland Holding AG	15,368	41,530
Telefonica SA	3,927	16,786
Telia Co. AB	12,512	26,947
TELUS Corp.	4,403	78,543

		882,343

Electric Utilities - 1.9%
Acciona SA	221	33,223
EDP - Energias de Portugal SA	28,373	132,951
Hydro One Ltd.(a)	561	15,855
Iberdrola SA	14,945	187,103
Orsted A/S(a)	1,938	169,507
Terna - Rete Elettrica Nazionale	18,071	153,177
Verbund AG	578	48,019

		739,835

Electrical Equipment - 2.4%
Mitsubishi Electric Corp.	6,800	98,162
Schneider Electric SE	2,924	522,394

Investments	Shares	Value ($)
Vestas Wind Systems A/S*	12,053	323,895

		944,451

Electronic Equipment, Instruments & Components - 0.5%
Murata Manufacturing Co. Ltd.	1,700	99,609
Omron Corp.	1,900	101,927

		201,536

Energy Equipment & Services - 0.0%(b)
Tenaris SA	408	6,806

Entertainment - 0.1%
Nintendo Co. Ltd.	800	36,318

Financial Services - 0.5%
M&G plc	26,517	68,441
Worldline SA*(a)	3,145	124,935

		193,376

Food Products - 2.3%
Ajinomoto Co., Inc.	800	31,177
Nestle SA (Registered)	6,834	842,612
Orkla ASA	7,038	55,711

		929,500

Gas Utilities - 0.6%
AltaGas Ltd.	2,176	43,032
APA Group	7,293	49,144
Enagas SA	2,074	36,896
Hong Kong & China Gas Co. Ltd.	119,000	101,777

		230,849

Ground Transportation - 2.0%
Canadian National Railway Co.	2,567	311,726
Canadian Pacific Kansas City Ltd.	2,159	177,969
Central Japan Railway Co.	400	51,056
East Japan Railway Co.	3,400	192,710
MTR Corp. Ltd.	10,500	48,267
West Japan Railway Co.	300	12,337

		794,065

Health Care Equipment & Supplies - 2.3%
BioMerieux	476	51,201
Coloplast A/S, Class B	306	38,136
Koninklijke Philips NV*	9,061	188,895
Olympus Corp.	6,800	110,868
Siemens Healthineers AG(a)	2,907	169,294
Sonova Holding AG (Registered)	646	180,718
Sysmex Corp.	1,700	115,164
Terumo Corp.	1,700	55,650

		909,926

Hotels, Restaurants & Leisure - 1.5%
Amadeus IT Group SA	3,621	260,380
Genting Singapore Ltd.	90,100	63,785
Oriental Land Co. Ltd.	1,700	65,210
Sands China Ltd.*	27,200	103,761
Whitbread plc	2,261	101,790

		594,926

Household Durables - 1.4%
Barratt Developments plc	4,896	28,769
Berkeley Group Holdings plc	476	26,617
Sekisui House Ltd.	5,100	104,060
Sony Group Corp.	4,100	384,231

		543,677

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Household Products - 0.6%
Henkel AG & Co. KGaA (Preference)	2,227	172,318
Reckitt Benckiser Group plc	1,088	81,725

		254,043

Independent Power and Renewable Electricity Producers - 0.2%
EDP Renovaveis SA	4,247	81,336

Industrial Conglomerates - 2.1%
Hitachi Ltd.	7,100	464,638
Siemens AG (Registered)	2,091	357,296

		821,934

Industrial REITs - 0.3%
Nippon Prologis REIT, Inc., REIT	17	34,783
Segro plc, REIT	8,585	84,280

		119,063

Insurance - 6.2%
AIA Group Ltd.	27,200	269,953
Allianz SE (Registered)	1,615	387,106
ASR Nederland NV	544	24,765
Aviva plc	30,804	153,938
AXA SA	12,138	374,316
Dai-ichi Life Holdings, Inc.	100	2,045
Insurance Australia Group Ltd.	15,878	63,447
Japan Post Insurance Co. Ltd.	1,700	27,502
Legal & General Group plc	60,401	181,387
MS&AD Insurance Group Holdings, Inc.	4,100	152,711
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	289	109,165
NN Group NV	2,805	107,872
QBE Insurance Group Ltd.	7,004	74,429
Sun Life Financial, Inc.	3,366	177,474
Swiss Re AG	816	85,568
Zurich Insurance Group AG	595	288,834

		2,480,512

Interactive Media & Services - 0.2%
Z Holdings Corp.	23,800	66,301

IT Services - 1.7%
Capgemini SE	1,309	237,918
CGI, Inc.*	731	74,419
Fujitsu Ltd.	2,100	271,738
Nomura Research Institute Ltd.	3,400	96,462

		680,537

Leisure Products - 0.2%
Yamaha Corp.	1,700	65,808

Machinery - 2.1%
Alstom SA	4,233	129,839
Atlas Copco AB, Class A	6,171	87,918
Epiroc AB, Class A	5,440	108,774
GEA Group AG	1,564	66,544
Hitachi Construction Machinery Co. Ltd.	1,700	50,935
KION Group AG	289	12,147
Knorr-Bremse AG	391	27,564
Komatsu Ltd.	5,100	142,289

Investments	Shares	Value ($)
Kone OYJ, Class B	561	28,848
Kubota Corp.	1,700	25,659
SKF AB, Class B	3,213	61,340
Volvo AB, Class B	1,666	36,792
Yaskawa Electric Corp.	1,700	73,837

		852,486

Media - 0.9%
Dentsu Group, Inc.	2,000	66,892
Informa plc	4,420	43,119
Publicis Groupe SA	1,802	145,870
WPP plc	9,282	101,704

		357,585

Metals & Mining - 2.9%
Anglo American plc	153	4,713
Barrick Gold Corp.	1,785	30,892
BlueScope Steel Ltd.	3,538	52,068
Fortescue Metals Group Ltd.	5,355	78,232
Fresnillo plc	4,386	34,886
Kinross Gold Corp.	14,091	70,335
Mineral Resources Ltd.	1,547	74,462
Newcrest Mining Ltd.	9,367	166,699
Norsk Hydro ASA	5,525	36,263
Northern Star Resources Ltd.	6,052	46,939
Rio Tinto Ltd.	1,462	115,334
Rio Tinto plc	2,652	175,728
Sumitomo Metal Mining Co. Ltd.	200	6,917
Teck Resources Ltd., Class B	4,437	197,470
Wheaton Precious Metals Corp.	1,717	77,133

		1,168,071

Multi-Utilities - 0.2%
National Grid plc	5,236	69,491

Office REITs - 0.3%
Dexus, REIT	4,267	23,635
Gecina SA, REIT	340	36,868
Japan Real Estate Investment Corp., REIT	17	68,441

		128,944

Oil, Gas & Consumable Fuels - 5.5%
Ampol Ltd.	3,570	79,025
Cameco Corp.	4,233	149,092
Enbridge, Inc.	12,614	464,598
ENEOS Holdings, Inc.	11,900	43,168
Eni SpA	6,392	97,847
Neste OYJ	5,219	192,536
Pembina Pipeline Corp.	3,740	118,629
Repsol SA	9,469	145,116
Shell plc	19,261	586,346
TotalEnergies SE	4,573	278,619
Tourmaline Oil Corp.	765	39,719
Woodside Energy Group Ltd.	1	24

		2,194,719

Paper & Forest Products - 0.5%
Mondi plc	6,664	117,081
UPM-Kymmene OYJ	561	18,618
West Fraser Timber Co. Ltd.	884	74,615

		210,314

Personal Care Products - 2.2%
Kao Corp.	5,100	193,906
L’Oreal SA	986	460,067
Unilever plc	4,522	243,842

		897,815

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Pharmaceuticals - 8.8%
AstraZeneca plc	4,250	611,680
Daiichi Sankyo Co. Ltd.	6,800	208,049
GSK plc	14,348	255,609
Merck KGaA	51	8,985
Novartis AG (Registered)	3,978	417,923
Novo Nordisk A/S, Class B	4,964	802,107
Ono Pharmaceutical Co. Ltd.	3,500	64,085
Roche Holding AG	1,819	567,828
Sanofi	3,298	353,040
Takeda Pharmaceutical Co. Ltd.	6,900	210,817
UCB SA	323	28,675

		3,528,798

Professional Services - 2.2%
Adecco Group AG (Registered)	731	29,861
Experian plc	1,751	67,790
Randstad NV	1,054	61,916
Recruit Holdings Co. Ltd.	3,700	128,463
RELX plc	13,481	454,448
Wolters Kluwer NV	1,037	130,570

		873,048

Real Estate Management & Development - 0.5%
City Developments Ltd.	3,400	18,923
Daiwa House Industry Co. Ltd.	6,800	184,837

		203,760

Retail REITs - 0.4%
CapitaLand Integrated Commercial Trust, REIT	66,300	101,862
Vicinity Ltd., REIT	28,832	38,371

		140,233

Semiconductors & Semiconductor Equipment - 2.4%
Advantest Corp.	1,100	151,165
ASML Holding NV	1,003	721,240
Renesas Electronics Corp.*	1,700	32,970
Tokyo Electron Ltd.	300	44,859

		950,234

Software - 2.3%
Open Text Corp.	3,264	140,454
SAP SE	4,726	648,205
Xero Ltd.*	1,768	145,597

		934,256

Specialty Retail - 1.6%
Fast Retailing Co. Ltd.	200	50,056
H & M Hennes & Mauritz AB, Class B	3,179	53,490
Industria de Diseno Textil SA	11,577	444,323
Zalando SE*(a)	3,128	108,292

		656,161

Technology Hardware, Storage & Peripherals - 0.9%
Canon, Inc.	10,300	266,272
Ricoh Co. Ltd.	5,100	45,354
Seiko Epson Corp.	3,400	55,817

		367,443

Textiles, Apparel & Luxury Goods - 2.7%
adidas AG	561	113,809

Investments	Shares	Value ($)
Burberry Group plc	3,349	95,789
Cie Financiere Richemont SA (Registered)	697	112,810
Kering SA	612	353,305
LVMH Moet Hennessy Louis Vuitton SE	425	397,406

		1,073,119

Trading Companies & Distributors - 1.2%
Bunzl plc	2,023	75,172
ITOCHU Corp.	8,500	343,996
Rexel SA	1,836	44,372

		463,540

Transportation Infrastructure - 1.0%
Getlink SE	6,001	105,829
Transurban Group	31,093	300,452

		406,281

Water Utilities - 0.1%
Severn Trent plc	1,717	56,422

Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc., Class B	221	9,695
SoftBank Corp.	18,700	207,690
Vodafone Group plc	82,297	78,812

		296,197

TOTAL COMMON STOCKS (COST $36,693,097)		39,465,985

Total Investments - 98.7% (Cost $36,693,097)		39,465,985
Other assets less liabilities - 1.3%		517,284

Net Assets - 100.0%		39,983,269

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	4	09/15/2023	USD	$441,160	$12,927
TOPIX Mini Index	2	09/07/2023	JPY	32,756	527

					$13,454

Forward Foreign Currency Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of July 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	61,309	Citibank NA	USD	46,212	09/20/2023	$398
DKK	66,215	JPMorgan Chase Bank NA	USD	9,690	09/20/2023	136
HKD	204,402	JPMorgan Chase Bank NA	USD	26,193	09/20/2023	27
NOK	161,527	Toronto-Dominion Bank (The)	USD	15,379	09/20/2023	613
USD	92,232	JPMorgan Chase Bank NA	AUD	135,070	09/20/2023	1,054
USD	2,391	Citibank NA	ILS	8,590	09/20/2023	42

Total unrealized appreciation						$2,270

JPY	11,612,754	Citibank NA	USD	84,538	09/20/2023	$(2,152)
JPY	7,692,002	JPMorgan Chase Bank NA	USD	55,138	09/20/2023	(567)
USD	60,735	Toronto-Dominion Bank (The)	CAD	80,018	09/20/2023	(98)
USD	25,715	Toronto-Dominion Bank (The)	CHF	22,857	09/20/2023	(797)
USD	113,057	Toronto-Dominion Bank (The)	EUR	103,808	09/20/2023	(1,682)
USD	29,227	JPMorgan Chase Bank NA	GBP	23,011	09/20/2023	(386)
USD	7,050	Goldman Sachs & Co.	HKD	55,077	09/20/2023	(15)
USD	22,394	Citibank NA	NZD	36,099	09/20/2023	(73)
USD	36,799	JPMorgan Chase Bank NA	SEK	390,201	09/20/2023	(429)
USD	39,944	JPMorgan Chase Bank NA	SGD	53,311	09/20/2023	(303)

Total unrealized depreciation						$(6,502)

Net unrealized depreciation						$(4,232)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

FlexShares® ESG & Climate Developed Markets ex-US Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Australia	7.3%
Austria	0.1
Belgium	0.5
Canada	9.8
Denmark	3.7
Finland	0.7
France	11.9
Germany	8.8
Hong Kong	1.6
Ireland	0.5
Italy	0.9
Japan	18.7
Netherlands	4.3
New Zealand	0.4
Norway	0.2
Portugal	0.6
Singapore	0.7
Spain	3.3
Sweden	1.3
Switzerland	9.2
United Kingdom	14.2
Other[1]	1.3

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.7%
Others(1)	1.3

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Emerging Markets Core Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Air Freight & Logistics - 0.2%
Hyundai Glovis Co. Ltd.	62	8,478
JD Logistics, Inc.*(a)	1,000	1,688

		10,166

Automobile Components - 0.8%
Hyundai Mobis Co. Ltd.	210	38,387

Automobiles - 2.4%
Eicher Motors Ltd.	150	6,138
Ford Otomotiv Sanayi A/S	128	4,514
Li Auto, Inc., ADR*	1,692	72,418
XPeng, Inc., Class A*	3,100	34,483

		117,553

Banks - 16.1%
Abu Dhabi Commercial Bank PJSC	3,816	9,122
Agricultural Bank of China Ltd., Class H	50,000	18,144
Akbank TAS	11,480	11,912
Alinma Bank	1,608	15,859
AU Small Finance Bank Ltd.(a)	570	5,058
Banco Bradesco SA	5,600	17,481
Banco Bradesco SA (Preference)	10,000	35,022
Banco do Brasil SA	3,000	30,391
Bancolombia SA	918	7,892
Bancolombia SA (Preference)	1,470	11,335
Bank AlBilad	538	6,274
Bank Rakyat Indonesia Persero Tbk. PT	89,400	33,495
Banque Saudi Fransi	180	2,044
China Construction Bank Corp., Class H	82,000	47,631
CIMB Group Holdings Bhd.	16,800	20,679
Commercial International Bank Egypt SAE	8,800	14,370
E.Sun Financial Holding Co. Ltd.	47,582	39,139
Eurobank Ergasias Services and Holdings SA*	8,970	15,700
First Abu Dhabi Bank PJSC	9,284	37,004
First Financial Holding Co. Ltd.	36,000	33,278
Grupo Financiero Banorte SAB de CV, Class O	1,200	11,403
Hana Financial Group, Inc.	1,024	31,572
Hong Leong Bank Bhd.	1,800	7,816
Industrial & Commercial Bank of China Ltd., Class H	70,000	34,108
ING Bank Slaski SA*	114	5,702
Itau Unibanco Holding SA (Preference)	1,600	9,633
KB Financial Group, Inc.	1,098	43,932
Mega Financial Holding Co. Ltd.	36,000	46,107
Nedbank Group Ltd.	1,702	22,491
OTP Bank Nyrt.	790	28,826

Investments	Shares	Value ($)
Powszechna Kasa Oszczednosci Bank Polski SA	1,338	13,619
Santander Bank Polska SA*	118	11,739
Shinhan Financial Group Co. Ltd.	1,430	39,322
SinoPac Financial Holdings Co. Ltd.	6,210	3,685
Standard Bank Group Ltd.	3,690	39,631
Taishin Financial Holding Co. Ltd.	12,504	7,261
Yapi ve Kredi Bankasi A/S	10,982	5,804
Yes Bank Ltd.*	39,544	8,149

		782,630

Beverages - 0.8%
Ambev SA	5,600	17,493
Arca Continental SAB de CV	200	2,009
Coca-Cola Femsa SAB de CV	1,800	15,234
Nongfu Spring Co. Ltd., Class H(a)	200	1,162
Varun Beverages Ltd.	228	2,230

		38,128

Biotechnology - 0.1%
BeiGene Ltd.*	400	6,668

Broadline Retail - 6.8%
Alibaba Group Holding Ltd., ADR*	2,162	220,870
JD.com, Inc., ADR	46	1,900
Naspers Ltd., Class N	96	18,970
PDD Holdings, Inc., ADR*	142	12,754
Prosus NV*	434	34,467
Vipshop Holdings Ltd., ADR*	1,376	25,910
Woolworths Holdings Ltd.	3,332	14,989

		329,860

Capital Markets - 0.5%
B3 SA - Brasil Bolsa Balcao	2,300	7,204
Jio Financial Services Ltd.*	978	3,114
Mirae Asset Securities Co. Ltd.	944	5,132
NH Investment & Securities Co. Ltd.	516	4,008
Saudi Tadawul Group Holding Co.	128	6,871

		26,329

Chemicals - 3.0%
Asian Paints Ltd.	1,112	45,662
Indorama Ventures PCL, NVDR	5,800	5,803
LG Chem Ltd.	40	20,335
Orbia Advance Corp. SAB de CV	3,450	7,847
PI Industries Ltd.	56	2,462
PTT Global Chemical PCL, NVDR	4,600	5,308
Sahara International Petrochemical Co.	400	4,030
SK IE Technology Co. Ltd.*(a)	88	7,408
Sociedad Quimica y Minera de Chile SA (Preference), Class B	304	22,276
UPL Ltd.*	1,686	12,806
Yanbu National Petrochemical Co.	888	10,841

		144,778

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.1%
China Everbright Environment Group Ltd.	12,000	4,770

Communications Equipment - 0.2%
ZTE Corp., Class H	2,800	10,197

Construction & Engineering - 0.4%
Hyundai Engineering & Construction Co. Ltd.	276	8,098
Samsung Engineering Co. Ltd.*	422	12,250

		20,348

Construction Materials - 0.8%
Ambuja Cements Ltd.	1,776	9,997
Siam Cement PCL (The), NVDR	2,600	24,687
UltraTech Cement Ltd.	52	5,259

		39,943

Consumer Staples Distribution & Retail - 2.3%
Alibaba Health Information Technology Ltd.*	16,000	11,325
CP ALL PCL, NVDR	15,600	28,941
Nahdi Medical Co.	20	926
Raia Drogasil SA	208	1,267
Shoprite Holdings Ltd.	1,208	17,552
Wal-Mart de Mexico SAB de CV	12,100	50,501

		110,512

Containers & Packaging - 0.3%
Klabin SA	2,400	11,604
SCG Packaging PCL, NVDR	4,200	4,969

		16,573

Diversified Consumer Services - 0.1%
East Buy Holding Ltd.*(a)	500	2,423

Diversified REITs - 0.2%
Growthpoint Properties Ltd., REIT	10,054	7,163

Diversified Telecommunication Services - 2.0%
Chunghwa Telecom Co. Ltd.	11,000	40,602
Emirates Telecommunications Group Co. PJSC	518	3,159
Hellenic Telecommunications Organization SA	712	11,265
Indus Towers Ltd.*	2,388	4,994
LG Uplus Corp.	764	6,000
Saudi Telecom Co.	892	10,081
Telefonica Brasil SA	1,800	15,934
Tower Bersama Infrastructure Tbk. PT	19,000	2,432

		94,467

Electric Utilities - 1.1%
Centrais Eletricas Brasileiras SA	2,400	19,499
Centrais Eletricas Brasileiras SA (Preference), Class B	800	7,337
CEZ A/S	76	3,375
Cia Energetica de Minas Gerais	800	3,101
Cia Energetica de Minas Gerais (Preference)	5,000	13,317

Investments	Shares	Value ($)
Cia Paranaense de Energia (Preference)	4,400	7,733

		54,362

Electrical Equipment - 0.7%
ABB India Ltd.	108	5,978
CG Power & Industrial Solutions Ltd.	2,020	9,874
Doosan Enerbility Co. Ltd.*	120	1,647
Goldwind Science & Technology Co. Ltd.	2,800	1,917
Havells India Ltd.	884	14,338

		33,754

Electronic Equipment, Instruments & Components - 1.9%
AUO Corp.*	24,000	15,808
Delta Electronics Thailand PCL, NVDR	4,400	14,526
Delta Electronics, Inc.	2,000	23,261
Hon Hai Precision Industry Co. Ltd.	3,000	10,357
Samsung Electro-Mechanics Co. Ltd.	192	21,902
Samsung SDI Co. Ltd.	16	8,347

		94,201

Energy Equipment & Services - 0.1%
Dialog Group Bhd.	13,000	6,631

Entertainment - 2.1%
Kingsoft Corp. Ltd.	3,200	13,684
NCSoft Corp.	38	8,243
NetEase, Inc., ADR	756	82,208

		104,135

Financial Services - 1.4%
FirstRand Ltd.	7,192	29,437
Grupo de Inversiones Suramericana SA	780	7,433
Yuanta Financial Holding Co. Ltd.	37,000	28,727

		65,597

Food Products - 1.1%
Almarai Co. JSC	136	2,498
Britannia Industries Ltd.	174	10,142
Charoen Pokphand Foods PCL, NVDR	6,200	3,677
CJ CheilJedang Corp.	28	6,150
IOI Corp. Bhd.	8,600	7,953
Marico Ltd.	1,836	12,513
Nestle Malaysia Bhd.	300	8,909

		51,842

Gas Utilities - 0.7%
ENN Energy Holdings Ltd.	2,700	32,457
Korea Gas Corp.*	100	1,946

		34,403

Ground Transportation - 0.8%
BTS Group Holdings PCL, NVDR	30,700	7,265
Full Truck Alliance Co. Ltd., ADR*	1,042	7,804
Rumo SA	4,600	22,473

		37,542

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 0.0%(b)
Microport Scientific Corp.*	600	1,199

Health Care Providers & Services - 0.4%
Dr Sulaiman Al Habib Medical Services Group Co.	64	4,930
Sinopharm Group Co. Ltd., Class H	4,800	15,049

		19,979

Hotels, Restaurants & Leisure - 3.1%
Meituan, Class B*(a)	4,600	86,294
Trip.com Group Ltd.*	500	19,965
Yum China Holdings, Inc.	728	44,422

		150,681

Household Durables - 0.8%
Arcelik A/S*	422	2,420
Coway Co. Ltd.	202	6,497
LG Electronics, Inc.	364	30,956

		39,873

Household Products - 0.3%
Blue Moon Group Holdings Ltd.(a)	3,000	1,554
Unilever Indonesia Tbk. PT	26,800	6,842
Vinda International Holdings Ltd.	2,000	4,032

		12,428

Independent Power and Renewable Electricity Producers - 0.8%
Adani Green Energy Ltd.*	1,098	14,595
China Longyuan Power Group Corp. Ltd., Class H	12,000	11,525
Energy Absolute PCL, NVDR	6,000	10,868

		36,988

Industrial Conglomerates - 2.4%
Alpha Dhabi Holding PJSC*	1,600	8,695
Astra International Tbk. PT	12,200	5,542
Far Eastern New Century Corp.	12,000	11,341
International Holding Co. PJSC*	406	43,672
Multiply Group PJSC*	10,216	8,984
Samsung C&T Corp.	222	17,991
Siemens Ltd.	250	12,107
Turkiye Sise ve Cam Fabrikalari A/S	4,658	9,237

		117,569

Insurance - 3.4%
Bupa Arabia for Cooperative Insurance Co.	100	4,601
Cathay Financial Holding Co. Ltd.	25,958	37,789
Fubon Financial Holding Co. Ltd.	22,000	45,853
ICICI Prudential Life Insurance Co. Ltd.(a)	500	3,523
Ping An Insurance Group Co. of China Ltd., Class H	9,000	64,915
Powszechny Zaklad Ubezpieczen SA	502	5,093
Samsung Life Insurance Co. Ltd.	42	2,300

		164,074

Interactive Media & Services - 3.7%
Autohome, Inc., ADR	288	9,207
Info Edge India Ltd.	248	13,831
Kakao Corp.	986	39,683

Investments	Shares	Value ($)
Kanzhun Ltd., ADR*	624	11,656
Kuaishou Technology*(a)	6,200	53,424
NAVER Corp.	300	53,427

		181,228

IT Services - 2.8%
Arabian Internet & Communications Services Co.	80	7,784
Elm Co.	14	2,538
HCL Technologies Ltd.	500	6,789
Infosys Ltd.	4,094	67,481
Tech Mahindra Ltd.	1,954	26,501
Wipro Ltd.	4,962	24,436

		135,529

Life Sciences Tools & Services - 1.3%
Divi’s Laboratories Ltd.	348	15,588
WuXi AppTec Co. Ltd., Class H(a)	1,200	11,317
Wuxi Biologics Cayman, Inc.*(a)	6,000	33,929

		60,834

Machinery - 0.5%
Cummins India Ltd.	432	10,338
Haitian International Holdings Ltd.	2,000	4,980
Weichai Power Co. Ltd., Class H	2,000	2,949
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,800	7,155

		25,422

Marine Transportation - 0.2%
MISC Bhd.	4,600	7,335

Media - 0.3%
Elang Mahkota Teknologi Tbk. PT	88,400	3,810
Grupo Televisa SAB, Series CPO	9,400	9,973

		13,783

Metals & Mining - 2.8%
Anglo American Platinum Ltd.	96	4,807
AngloGold Ashanti Ltd.	572	12,692
Gold Fields Ltd.	2,734	42,263
Grupo Mexico SAB de CV, Series B	4,000	20,845
Hindalco Industries Ltd.	4,734	26,626
JSW Steel Ltd.	1,418	14,081
Kumba Iron Ore Ltd.	214	5,880
Sibanye Stillwater Ltd.	5,220	9,927

		137,121

Oil, Gas & Consumable Fuels - 4.2%
Bharat Petroleum Corp. Ltd.	2,348	10,777
Cosan SA	3,200	13,413
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,000	4,421
Empresas Copec SA	1,170	8,968
MOL Hungarian Oil & Gas plc	128	1,014
ORLEN SA*	1,936	34,648
Petroleo Brasileiro SA (Preference)	400	2,616
Petronas Dagangan Bhd.	1,000	5,092
PTT Exploration & Production PCL, NVDR	5,000	23,299
PTT PCL, NVDR	23,000	23,518
Reliance Industries Ltd.	978	30,313
SK Innovation Co. Ltd.*	188	31,858
Thai Oil PCL, NVDR	3,600	5,390
Ultrapar Participacoes SA	2,600	10,325

		205,652

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
Paper & Forest Products - 0.3%
Empresas CMPC SA	3,974	7,839
Suzano SA	800	8,084

		15,923

Passenger Airlines - 0.2%
Korean Air Lines Co. Ltd.	400	7,720

Personal Care Products - 1.4%
AMOREPACIFIC Group	52	1,118
Giant Biogene Holding Co. Ltd.*(a)	800	3,590
Godrej Consumer Products Ltd.*	588	7,406
Hindustan Unilever Ltd.	1,598	49,754
LG H&H Co. Ltd.	14	4,701

		66,569

Pharmaceuticals - 1.8%
Aspen Pharmacare Holdings Ltd.	656	7,075
China Medical System Holdings Ltd.	5,000	8,399
Cipla Ltd.	502	7,171
CSPC Pharmaceutical Group Ltd.	32,000	26,630
Dr Reddy’s Laboratories Ltd.	408	27,980
Richter Gedeon Nyrt.	288	7,285
Sun Pharmaceutical Industries Ltd.	230	3,197

		87,737

Real Estate Management & Development - 1.3%
DLF Ltd.	1,852	11,681
KE Holdings, Inc., ADR*	1,672	29,126
Longfor Group Holdings Ltd.(a)	4,000	10,643
NEPI Rockcastle NV	1,558	9,387

		60,837

Semiconductors & Semiconductor Equipment - 9.5%
Daqo New Energy Corp., ADR*	200	7,814
Flat Glass Group Co. Ltd., Class H	2,000	5,937
GCL Technology Holdings Ltd.	72,000	15,603
Hua Hong Semiconductor Ltd.*(a)	2,000	6,770
SK Hynix, Inc.	398	38,531
Taiwan Semiconductor Manufacturing Co. Ltd.	19,000	341,591
United Microelectronics Corp.	17,000	25,424
Xinyi Solar Holdings Ltd.	18,000	19,388

		461,058

Specialty Retail - 0.5%
Chow Tai Fook Jewellery Group Ltd.	6,800	11,806
Lojas Renner SA	3,400	13,401

		25,207

Technology Hardware, Storage & Peripherals - 4.9%
Asustek Computer, Inc.	2,000	23,165
Compal Electronics, Inc.	16,000	15,503
Lenovo Group Ltd.	26,000	29,805
Micro-Star International Co. Ltd.	1,000	6,189
Samsung Electronics Co. Ltd.	2,392	130,986
Wistron Corp.	7,000	31,518

		237,166

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 1.2%
Feng TAY Enterprise Co. Ltd.*	2,000	13,492
Li Ning Co. Ltd.	3,500	21,093
LPP SA	4	13,819
Page Industries Ltd.	22	10,112

		58,516

Transportation Infrastructure - 1.4%
Abu Dhabi Ports Co. PJSC*	3,814	6,853
Adani Ports & Special Economic Zone Ltd.	1,866	17,647
CCR SA	4,000	11,175
Grupo Aeroportuario del Pacifico SAB de CV, Class B	230	4,394
International Container Terminal Services, Inc.	3,560	14,065
Jiangsu Expressway Co. Ltd., Class H	4,000	3,657
Salik Co. PJSC	6,460	5,523
Taiwan High Speed Rail Corp.	6,000	5,756

		69,070

Wireless Telecommunication Services - 2.4%
Advanced Info Service PCL, NVDR	1,600	10,564
Bharti Airtel Ltd.	4,942	53,471
Etihad Etisalat Co.	1,296	16,184
Mobile Telecommunications Co. KSCP	7,538	12,788
Taiwan Mobile Co. Ltd.	5,000	15,019
TIM SA	2,000	6,029
Vodacom Group Ltd.	244	1,619

		115,674

TOTAL COMMON STOCKS (COST $4,793,196)		4,798,534

Total Investments - 98.9% (Cost $4,793,196)		4,798,534
Other assets less liabilities - 1.1%		54,074

Net Assets - 100.0%		4,852,608

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

Futures Contracts

FlexShares® ESG & Climate Emerging Markets Core Index Fund had the following open futures contract as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	1	09/15/2023	USD	$52,715	$2,283

Abbreviations:

USD — US Dollar

FlexShares® ESG & Climate Emerging Markets Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Brazil	5.9%
Chile	0.8
China	25.4
Colombia	0.5
Czech Republic	0.1
Egypt	0.3
Greece	0.5
Hungary	0.8
India	12.9
Indonesia	1.1
Kuwait	0.3
Malaysia	1.3
Mexico	2.5
Philippines	0.3
Poland	1.7
Saudi Arabia	2.0
South Africa	5.7
South Korea	13.2
Taiwan	16.9
Thailand	3.5
Turkey	0.7
United Arab Emirates	2.5
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.9%
Others(1)	1.1

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Building Products - 0.5%
Simpson Manufacturing Co., Inc.	125,230	19,786,340
UFP Industries, Inc.	175,322	18,016,089

		37,802,429

Chemicals - 17.1%
CF Industries Holdings, Inc.(a)	1,263,034	103,669,831
Corteva, Inc.	4,701,492	265,305,194
FMC Corp.	840,830	80,913,071
ICL Group Ltd.	8,361,786	55,689,702
K+S AG (Registered)	2,128,910	40,665,755
Mosaic Co. (The)	2,150,378	87,649,407
Nutrien Ltd.(a)	5,313,330	366,816,560
PhosAgro PJSC‡	308,581	—
PI Industries Ltd.	908,812	39,951,872
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,651,400	13,016,826
SABIC Agri-Nutrients Co.	2,636,986	101,357,656
Scotts Miracle-Gro Co. (The)	286,240	20,048,250
UPL Ltd.*	6,086,178	46,226,057
Yara International ASA	1,824,780	74,748,068
Yunnan Yuntianhua Co. Ltd., Class A	1,431,200	3,696,778
Zangge Mining Co. Ltd., Class A	1,431,200	4,818,228

		1,304,573,255

Electric Utilities - 0.2%
Origin Energy Ltd.	2,479,554	14,152,078

Food Products - 12.9%
Archer-Daniels-Midland Co.	3,774,790	320,706,158
Bakkafrost P/F	586,792	34,309,046
Bunge Ltd.	1,055,510	114,702,272
Cal-Maine Foods, Inc.(a)	271,928	12,560,354
Charoen Pokphand Foods PCL, NVDR	39,358,000	23,341,998
Charoen Pokphand Indonesia Tbk. PT*	82,294,000	28,240,812
Kuala Lumpur Kepong Bhd.	6,082,600	31,458,468
Mowi ASA	5,284,706	93,115,094
Muyuan Foods Co. Ltd., Class A	5,009,208	31,155,322
New Hope Liuhe Co. Ltd., Class A*	3,935,800	6,889,405
PPB Group Bhd.	8,229,400	30,479,259
Salmar ASA	783,582	36,272,570
Tyson Foods, Inc., Class A	2,017,992	112,442,514
Wilmar International Ltd.	35,422,200	102,974,614

		978,647,886

Metals & Mining - 29.1%
Agnico Eagle Mines Ltd.(a)	1,521,260	79,897,211
Anglo American plc	3,699,652	113,958,164
AngloGold Ashanti Ltd.	1,248,722	27,707,638
Barrick Gold Corp.(a)	5,377,734	93,071,058
BHP Group Ltd.	12,268,962	380,384,918

Investments	Shares	Value ($)
Boliden AB	769,270	22,702,891
First Quantum Minerals Ltd.(a)	1,595,788	47,415,969
Fortescue Metals Group Ltd.	4,819,566	70,409,368
Franco-Nevada Corp.(a)	583,214	85,258,908
Freeport-McMoRan, Inc.	3,148,640	140,586,776
Glencore plc	34,803,206	212,053,535
Gold Fields Ltd.	2,583,316	39,934,176
Grupo Mexico SAB de CV, Series B	8,945,000	46,614,148
Hindalco Industries Ltd.	4,336,536	24,390,420
Impala Platinum Holdings Ltd.	2,465,242	17,882,405
Mineral Resources Ltd.(a)	522,388	25,144,157
MMC Norilsk Nickel PJSC*‡	46,158	—
MMC Norilsk Nickel PJSC, ADR*‡	1,231,473	—
Newcrest Mining Ltd.	2,583,316	45,973,669
Newmont Corp.(a)	1,846,248	79,240,964
Norsk Hydro ASA	4,057,452	26,631,227
Northern Star Resources Ltd.(a)	3,306,072	25,641,939
Rio Tinto plc	3,034,144	201,049,891
Royal Gold, Inc.(a)	161,010	19,343,741
Saudi Arabian Mining Co.*	3,567,266	42,218,416
South32 Ltd.	13,857,594	36,231,206
Sumitomo Metal Mining Co. Ltd.	771,500	26,683,214
Teck Resources Ltd., Class B(a)	1,255,878	55,893,131
Vale SA	10,614,079	154,311,959
Wheaton Precious Metals Corp.(a)	1,395,420	62,686,560
Zijin Mining Group Co. Ltd., Class A	4,651,400	8,467,445

		2,211,785,104

Oil, Gas & Consumable Fuels - 30.0%
APA Corp.(a)	275,506	11,155,238
BP plc	25,622,058	159,228,779
Cameco Corp.(a)	1,237,988	43,603,513
Canadian Natural Resources Ltd.(a)	1,556,430	94,822,505
Cenovus Energy, Inc.(a)	1,831,936	34,905,949
Chevron Corp.	1,556,430	254,725,334
China Petroleum & Chemical Corp., Class H	35,780,000	19,957,557
ConocoPhillips	1,076,978	126,781,850
Coterra Energy, Inc.	690,554	19,017,857
Devon Energy Corp.	561,746	30,334,284
Diamondback Energy, Inc.(a)	161,010	23,719,993
Eni SpA	3,495,706	53,511,583
EOG Resources, Inc.	504,498	66,861,120
EQT Corp.(a)	307,708	12,979,123
Equinor ASA	1,427,622	43,520,845
Exxon Mobil Corp.	3,284,604	352,240,933
Gazprom PJSC‡	15,937,700	—
Hess Corp.	239,726	36,373,626
Inpex Corp.	1,431,200	18,459,136
LUKOIL PJSC‡	214,305	—
LUKOIL PJSC, ADR*‡	269,035	—
Marathon Oil Corp.	543,856	14,287,097
Novatek PJSC‡	1,237,715	—
Occidental Petroleum Corp.(a)	651,196	41,110,004

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value ($)
Petroleo Brasileiro SA (Preference)	5,724,800	37,438,860
Pioneer Natural Resources Co.	211,102	47,639,388
Repsol SA	1,842,670	28,239,738
Rosneft Oil Co. PJSC‡	2,926,433	—
Santos Ltd.	4,701,492	25,218,079
Saudi Arabian Oil Co.(b)	3,477,816	30,035,515
Shell plc	10,072,070	306,615,355
Suncor Energy, Inc.(a)	1,828,358	57,312,859
Tatneft PJSC‡	2,021,036	—
TotalEnergies SE	3,323,962	202,518,745
Tourmaline Oil Corp.(a)	429,360	22,292,469
Woodside Energy Group Ltd.(a)	2,708,547	69,337,607

		2,284,244,941

Paper & Forest Products - 3.1%
Canfor Corp.*(a)	250,460	3,959,789
Dexco SA*	1,431,200	2,518,188
Dongwha Enterprise Co. Ltd.*	35,780	1,142,467
Interfor Corp.*(a)	218,258	3,913,306
Mondi plc	2,264,874	39,792,037
Stella-Jones, Inc.	228,992	11,649,234
Stora Enso OYJ, Class R	2,776,528	34,148,366
Svenska Cellulosa AB SCA, Class B(a)	2,758,638	36,703,078
UPM-Kymmene OYJ	2,418,728	80,269,734
West Fraser Timber Co. Ltd.	254,038	21,442,448

		235,538,647

Semiconductors & Semiconductor Equipment - 0.3%
Tongwei Co. Ltd., Class A	4,293,606	20,907,054

Specialized REITs - 1.4%
PotlatchDeltic Corp., REIT	261,194	14,007,834
Rayonier, Inc., REIT(a)	472,296	15,642,444
Weyerhaeuser Co., REIT	2,361,480	80,432,009

		110,082,287

Water Utilities - 4.6%
American States Water Co.(a)	135,964	12,020,577
American Water Works Co., Inc.	722,756	106,555,917
Beijing Enterprises Water Group Ltd.	28,624,000	6,973,675
California Water Service Group(a)	203,946	10,813,217
China Water Affairs Group Ltd.	7,156,000	6,065,262
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,013,499	24,591,773
Cia de Saneamento de Minas Gerais Copasa MG	1,073,400	4,567,035
Cia de Saneamento do Parana	1,431,200	6,305,999
Essential Utilities, Inc.	887,344	37,525,778
Grandblue Environment Co. Ltd., Class A	357,800	942,218
Guangdong Investment Ltd.	16,195,941	13,997,287
Pennon Group plc	1,570,742	14,207,596
Severn Trent plc(a)	1,556,430	51,145,910
SJW Group(a)	100,184	7,058,965
United Utilities Group plc	4,000,204	51,417,156

		354,188,365

TOTAL COMMON STOCKS (COST $6,559,898,510)		7,551,922,046

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 2.6%(c)

CERTIFICATES OF DEPOSIT - 0.5%
Bank of America NA (US Federal Funds Effective Rate (continuous series) + 0.40%), 5.73%, 10/19/2023(d)	2,000,000	2,000,062
Bank of Nova Scotia, Houston (SOFR + 0.45%), 5.53%, 10/6/2023(d)	5,000,000	5,002,251
MUFG Bank Ltd., New York Branch (SOFR + 0.29%), 5.60%, 8/23/2023(d)	3,000,000	3,000,000
Natixis SA, New York 5.58%, 10/10/2023	5,000,000	5,000,720
Nordea Bank Abp, New York Branch (SOFR + 0.47%), 5.77%, 4/26/2024(d)	4,000,000	3,999,992
Oversea-Chinese Banking Corp. Ltd., New York (SOFR + 0.37%), 5.68%, 11/16/2023(d)	3,000,000	3,000,483
Royal Bank of Canada, New York (SOFR + 0.53%), 5.83%, 5/23/2024(d)	4,000,000	4,002,276
The Sumitomo Bank Ltd., New York (SOFR + 0.45%), 5.58%, 10/11/2023(d)	4,000,000	4,001,876
Toronto-Dominion Bank, New York (US Federal Funds Effective Rate (continuous series) + 0.61%), 5.94%, 7/26/2024(d)	4,000,000	3,999,948

TOTAL CERTIFICATES OF DEPOSIT (Cost $34,003,138)		34,007,608

COMMERCIAL PAPER - 0.0%(d) (e)
Bank of Montreal, Montreal (SOFR + 0.35%), 5.65%, 11/9/2023 (Cost $2,000,000)	2,000,000	2,000,272

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity FedFund, Institutional Shares 5.33%, 8/1/2023	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.37%, 8/1/2023	13,000,000	13,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class 5.32%, 8/1/2023	10,000,000	10,000,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Invesco Government & Agency Portfolio, Institutional Shares 5.33%, 8/1/2023	18,000,000	18,000,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.35%, 8/1/2023	2,000,000	2,000,000

TOTAL INVESTMENT COMPANIES (Cost $44,000,000)		44,000,000

REPURCHASE AGREEMENTS - 1.5%
BofA Securities, Inc., 5.77%, dated 7/31/2023, due 10/31/2023, repurchase price $8,117,964, collateralized by various Common Stocks; total market value $8,861,629	8,000,000	8,000,000
CF Secured LLC, 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $20,002,933, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 6.75%, maturing 10/31/2023 - 11/15/2052; total market value $20,363,120	20,000,000	20,000,000
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $37,537,410, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $37,994,810	37,531,906	37,531,906
Societe Generale, 5.41%, dated 7/31/2023, due 8/1/2023, repurchase price $10,001,503, collateralized by various Common Stocks; total market value$11,152,190	10,000,000	10,000,000
Societe Generale, 5.34%, dated 7/31/2023, due 8/1/2023, repurchase price $10,001,483, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 4.75%, maturing 2/15/2037 - 5/15/2051; total market value $10,161,223	10,000,000	10,000,000
TD Prime Services LLC, 5.40%, dated 7/31/2023, due 8/1/2023, repurchase price $28,004,200, collateralized by various Common Stocks; total market value $30,917,207	28,000,000	28,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $113,531,906)		113,531,906

Investments	Principal Amount ($)	Value ($)
TIME DEPOSITS - 0.0%(e)
Australia & New Zealand Banking Group Ltd/New York 5.34%, 8/7/2023 (Cost $1,500,000)	1,500,000	1,500,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $195,035,044)		195,039,786

Total Investments - 101.8% (Cost $6,754,933,554)		7,746,961,832
Liabilities in excess of other assets - (1.8%)		(134,066,315)

Net Assets - 100.0%		7,612,895,517

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $291,069,457, collateralized in the form of cash with a value of $195,046,070 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $104,299,981 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from August 10, 2023 – February 15, 2053 and $259,845 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.80% – 4.25%, and maturity dates ranging from June 22, 2027 – September 20, 2117; a total value of $299,605,896.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $195,039,786.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2023.
(e)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
FTSE 100 Index	94	09/15/2023	GBP	$9,299,469	$157,175
FTSE/JSE Top 40 Index	58	09/21/2023	ZAR	2,409,525	52,233
Hang Seng Index	36	08/30/2023	HKD	4,663,008	226,240
MSCI Emerging Markets E-Mini Index	1	09/15/2023	USD	52,715	3,194
Russell 2000 E-Mini Index	91	09/15/2023	USD	9,161,880	557,530
S&P Midcap 400 E-Mini Index	16	09/15/2023	USD	4,389,440	226,182
S&P/TSX 60 Index	141	09/14/2023	CAD	26,566,382	846,914
SPI 200 Index	41	09/21/2023	AUD	5,082,143	164,719

					$2,234,187

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2023:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	12,665,539	Citibank NA	USD		9,546,633	09/20/2023	$82,259
GBP	2,819,860	JPMorgan Chase Bank NA	USD		3,581,641	09/20/2023	47,302
INR*	93,075,711	JPMorgan Chase Bank NA	USD		1,127,343	09/20/2023	2,452
NOK	16,551,048	Toronto-Dominion Bank (The)	USD		1,575,856	09/20/2023	62,798
NZD	126,346	Citibank NA	USD		78,380	09/20/2023	256
USD	3,549,337	JPMorgan Chase Bank NA	AUD		5,160,000	09/20/2023	66,119
USD	277,390	Toronto-Dominion Bank (The)	KRW	*	350,052,156	09/20/2023	1,971
USD	205,356	BNP Paribas SA	TWD	*	6,230,000	09/20/2023	5,901
ZAR	5,390,000	Toronto-Dominion Bank (The)	USD		291,322	09/20/2023	10,368

Total unrealized appreciation							$279,426

AUD	9,251,480	JPMorgan Chase Bank NA	USD		6,317,340	09/20/2023	$(72,199)
JPY	9,759,416	Citibank NA	USD		71,046	09/20/2023	(1,808)
USD	1,429,790	Citibank NA	BRL	*	7,060,760	09/20/2023	(41,871)
USD	6,828,179	JPMorgan Chase Bank NA	CAD		9,000,000	09/20/2023	(14,012)
USD	181,734	Toronto-Dominion Bank (The)	CHF		161,534	09/20/2023	(5,632)
USD	1,262,838	JPMorgan Chase Bank NA	EUR		1,150,000	09/20/2023	(8,256)
USD	2,576,152	Toronto-Dominion Bank (The)	EUR		2,365,398	09/20/2023	(38,319)
USD	2,409,396	Goldman Sachs & Co.	HKD		18,824,345	09/20/2023	(5,347)
USD	654,156	Citibank NA	INR	*	54,150,000	09/20/2023	(3,141)
USD	799,628	JPMorgan Chase Bank NA	MXN		13,970,000	09/20/2023	(29,041)
USD	7,189,570	JPMorgan Chase Bank NA	NOK		75,810,000	09/20/2023	(316,080)
USD	152,855	JPMorgan Chase Bank NA	SEK		1,620,827	09/20/2023	(1,781)
USD	1,970,642	JPMorgan Chase Bank NA	SGD		2,630,085	09/20/2023	(14,946)

Total unrealized depreciation							$(552,433)

Net unrealized depreciation							$(273,007)

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	US Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Australia	9.1%
Brazil	3.0
Canada	14.2
China	1.8
Finland	1.5
France	2.7
Germany	0.5
India	1.4
Indonesia	0.4
Israel	0.7
Italy	0.7
Japan	0.6
Malaysia	0.8
Mexico	0.6
Norway	4.1
Saudi Arabia	2.3
Singapore	1.4
South Africa	1.1
South Korea	0.0 †
Spain	0.4
Sweden	0.8
Thailand	0.3
United Kingdom	15.1
United States	35.7
Other[1]	0.8

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.2%
Securities Lending Reinvestments	2.6
Others(1)	(1.8)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Air Freight & Logistics - 3.0%
bpost SA(a)	154,800	747,897
CTT-Correios de Portugal SA	121,260	479,966
DHL Group	1,213,460	62,506,703
International Distributions Services plc*(a)	849,680	2,916,766
Oesterreichische Post AG(a)	38,700	1,414,467
PostNL NV(a)	287,242	585,418

		68,651,217

Commercial Services & Supplies - 4.6%
Ambipar Participacoes e Empreendimentos SA	86,000	380,370
Befesa SA(a)(b)	39,560	1,519,612
Better World Green PCL, NVDR*	3,823,600	72,610
Casella Waste Systems, Inc., Class A*	20,640	1,665,442
China Everbright Environment Group Ltd.(a)	4,300,000	1,709,259
Clean Harbors, Inc.*(a)	19,780	3,288,623
Cleanaway Co. Ltd.	112,000	686,045
Cleanaway Waste Management Ltd.(a)	2,873,260	5,343,764
CoreCivic, Inc.*	50,740	492,178
Daiseki Co. Ltd.(a)	63,460	2,137,219
GEO Group, Inc. (The)*(a)	48,160	359,755
Insun ENT Co. Ltd.*	32,680	216,901
Midac Holdings Co. Ltd.(a)	21,400	243,702
Renewi plc*	104,060	696,222
Republic Services, Inc., Class A	83,420	12,605,596
Shanghai Youngsun Investment Co. Ltd., Class B*‡	57,800	—
Stericycle, Inc.*	38,700	1,644,363
Sunny Friend Environmental Technology Co. Ltd.	120,315	516,842
TRE Holdings Corp.	86,000	746,326
Waste Connections, Inc.(a)	318,200	45,020,616
Waste Management, Inc.(a)	149,640	24,509,535

		103,854,980

Diversified Telecommunication Services - 14.0%
AT&T, Inc.	2,856,060	41,469,991
BCE, Inc.(a)	743,900	32,191,866
BT Group plc(a)	5,729,320	8,993,388
Cellnex Telecom SA(b)	396,460	16,234,525
China Tower Corp. Ltd., Class H(b)	36,120,000	4,075,756
Deutsche Telekom AG (Registered)	2,817,360	61,634,813
Frontier Communications Parent, Inc.*(a)	103,200	1,879,272
HKT Trust & HKT Ltd.	3,022,000	3,561,129
Infrastrutture Wireless Italiane SpA(b)	287,240	3,615,090
Iridium Communications, Inc.	44,720	2,350,036
KINX, Inc.	1,738	90,265
Koninklijke KPN NV	2,738,240	9,938,701

Investments	Shares	Value ($)
Liberty Global plc, Class C*(a)	97,180	1,920,277
Nippon Telegraph & Telephone Corp.	45,150,000	51,766,153
Sarana Menara Nusantara Tbk. PT	17,200,000	1,157,692
Spark New Zealand Ltd.	1,523,060	4,910,000
Swisscom AG (Registered)	20,640	13,343,319
Telecom Italia SpA*(a)	8,479,600	2,452,291
Verizon Communications, Inc.	1,682,160	57,328,013

		318,912,577

Electric Utilities - 13.9%
American Electric Power Co., Inc.	208,120	17,636,089
Constellation Energy Corp.(a)	131,580	12,717,207
Duke Energy Corp.	311,320	29,145,778
Edison International	155,660	11,201,294
Enel SpA	5,964,960	41,248,853
Eversource Energy	137,600	9,952,608
Exelon Corp.	396,460	16,595,816
Iberdrola SA(a)	4,555,421	57,031,390
NextEra Energy, Inc.	813,560	59,633,948
PG&E Corp.*	940,840	16,568,192
Southern Co. (The)	440,320	31,852,749
Xcel Energy, Inc.	219,300	13,756,689

		317,340,613

Energy Equipment & Services - 0.1%
Secure Energy Services, Inc.	235,640	1,233,473

Financial Services - 0.0%(c)
Metro Pacific Investments Corp.	12,900,000	1,143,796

Gas Utilities - 1.1%
AltaGas Ltd.(a)	228,760	4,523,930
APA Group	820,440	5,528,535
Enagas SA(a)	176,300	3,136,314
Keppel Infrastructure Trust	4,927,010	1,892,435
Petronas Gas Bhd.	344,000	1,303,065
Snam SpA	1,600,460	8,438,256

		24,822,535

Ground Transportation - 18.2%
Aurizon Holdings Ltd.(a)	2,184,400	5,608,160
Canadian National Railway Co.(a)	755,940	91,798,252
Canadian Pacific Kansas City Ltd.(a)	1,150,680	94,837,190
Central Japan Railway Co.	258,000	32,930,954
CSX Corp.	821,300	27,365,716
East Japan Railway Co.	463,600	26,276,540
GMexico Transportes SAB de CV(b)	946,000	2,259,865
Keio Corp.(a)	151,100	5,023,905
Keisei Electric Railway Co. Ltd.	215,900	8,965,442
MTR Corp. Ltd.	1,916,000	8,807,699
Norfolk Southern Corp.	91,160	21,294,064
Odakyu Electric Railway Co. Ltd.(a)	430,000	6,285,966
Rumo SA	1,634,000	7,982,712
Tobu Railway Co. Ltd.(a)	258,000	6,829,518
Union Pacific Corp.	244,240	56,668,565
West Japan Railway Co.	305,400	12,559,489

		415,494,037

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc.*(a)	35,260	2,786,598
Apollo Hospitals Enterprise Ltd.	142,760	8,979,610
Bangkok Dusit Medical Services PCL, NVDR	15,050,000	12,641,055
Bumrungrad Hospital PCL, NVDR	860,000	5,427,017
Encompass Health Corp.	39,560	2,612,147
HCA Healthcare, Inc.	84,280	22,992,427
IHH Healthcare Bhd.	3,268,000	4,312,397
Life Healthcare Group Holdings Ltd.	1,360,520	1,593,569
Ramsay Health Care Ltd.(a)	227,040	9,012,694
Rede D’Or Sao Luiz SA(b)	1,032,000	7,809,882
Select Medical Holdings Corp.	45,580	1,367,856
Tenet Healthcare Corp.*	42,140	3,149,122
Universal Health Services, Inc., Class B	23,220	3,226,651

		85,911,025

Independent Power and Renewable Electricity Producers - 1.0%
RWE AG	527,180	22,744,012

IT Services - 0.2%
Fastly, Inc., Class A*(a)	45,580	837,305
NEXTDC Ltd.*	420,540	3,613,106

		4,450,411

Media - 4.4%
Charter Communications, Inc., Class A*	41,280	16,726,243
Comcast Corp., Class A	1,664,960	75,356,090
Liberty Broadband Corp., Class C*(a)	48,160	4,292,501
Quebecor, Inc., Class B(a)	130,720	3,205,805
Sirius XM Holdings, Inc.(a)	340,560	1,736,856

		101,317,495

Multi-Utilities - 7.1%
Consolidated Edison, Inc.	140,180	13,297,475
Dominion Energy, Inc.	331,100	17,730,405
Engie SA	1,437,060	23,627,028
National Grid plc	2,841,440	37,711,009
Public Service Enterprise Group, Inc.(a)	202,960	12,810,835
Sempra	125,560	18,710,951
Veolia Environnement SA	833,340	27,196,451
WEC Energy Group, Inc.	126,420	11,360,101

		162,444,255

Oil, Gas & Consumable Fuels - 7.2%
Antero Midstream Corp.(a)	144,480	1,725,091
DT Midstream, Inc.(a)	42,140	2,255,333
Enbridge, Inc.	1,562,620	57,554,277
Equitrans Midstream Corp.	165,980	1,721,213
Keyera Corp.(a)	172,000	4,313,557
Kinder Morgan, Inc.	786,040	13,920,768
Koninklijke Vopak NV	44,720	1,689,718
New Fortress Energy, Inc.(a)	44,720	1,276,756
ONEOK, Inc.	182,320	12,222,733
Pembina Pipeline Corp.	422,260	13,393,622
Plains GP Holdings LP, Class A(a)	86,000	1,349,340

Investments	Shares	Value ($)
Targa Resources Corp.	89,440	7,333,186
TC Energy Corp.(a)	784,320	28,161,036
Transneft PJSC (Preference)‡	1,473	—
Williams Cos., Inc. (The)(a)	488,480	16,828,136

		163,744,766

Specialized REITs - 4.9%
American Tower Corp., REIT	187,480	35,679,319
Crown Castle, Inc., REIT	174,580	18,905,268
Digital Realty Trust, Inc., REIT(a)	117,820	14,682,728
Equinix, Inc., REIT	37,840	30,647,373
Keppel DC REIT, REIT	1,032,000	1,702,124
SBA Communications Corp., Class A, REIT	43,000	9,414,850

		111,031,662

Specialty Retail - 0.0%
GNC Holdings, Inc.*‡	36,294	—

Transportation Infrastructure - 6.9%
Adani Ports & Special Economic Zone Ltd.	993,300	9,393,923
Aena SME SA(b)	90,300	14,476,063
Aeroports de Paris	29,240	4,049,163
Airports of Thailand PCL, NVDR*	5,246,000	10,958,303
Atlas Arteria Ltd.(a)	1,743,220	7,376,920
Auckland International Airport Ltd.*	1,507,580	7,881,236
Bangkok Expressway & Metro PCL, NVDR	10,320,000	2,743,658
CCR SA	1,376,000	3,844,198
China Merchants Port Holdings Co. Ltd.	1,815,564	2,490,997
COSCO SHIPPING Ports Ltd.	1,720,000	1,085,104
Flughafen Zurich AG (Registered)	24,080	5,119,622
Gemadept Corp.	344,000	852,466
Getlink SE	408,500	7,204,015
Grupo Aeroportuario del Pacifico SAB de CV, Class B	503,100	9,610,181
Grupo Aeroportuario del Sureste SAB de CV, Class B	232,200	6,584,596
International Container Terminal Services, Inc.	2,175,800	8,596,242
Japan Airport Terminal Co. Ltd.(a)	120,100	5,599,257
Jiangsu Expressway Co. Ltd., Class H	1,720,000	1,572,518
Promotora y Operadora de Infraestructura SAB de CV	249,400	2,590,087
Qube Holdings Ltd.	2,269,540	4,496,229
Santos Brasil Participacoes SA	602,000	1,216,136
Shenzhen International Holdings Ltd.	1,720,679	1,610,647
Transurban Group	3,798,620	36,706,099
Westshore Terminals Investment Corp.(a)	46,440	1,077,514

		157,135,174

Water Utilities - 2.5%
Aguas Andinas SA, Class A	3,467,520	1,214,348
American States Water Co.(a)	14,620	1,292,554
American Water Works Co., Inc.	79,120	11,664,662

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Beijing Enterprises Water Group Ltd.	5,160,000	1,257,133
California Water Service Group(a)	20,640	1,094,333
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	430,000	5,251,784
Cia de Saneamento de Minas Gerais Copasa MG	258,000	1,097,723
Cia de Saneamento do Parana (Preference)	1,032,000	913,322
Essential Utilities, Inc.(a)	92,880	3,927,895
Guangdong Investment Ltd.	3,440,000	2,973,008
Middlesex Water Co.(a)	7,740	622,451
Pennon Group plc	301,000	2,722,590
Severn Trent plc	316,480	10,399,862
SJW Group(a)	10,320	727,147
United Utilities Group plc	842,800	10,833,042

		55,991,854

Wireless Telecommunication Services - 6.1%
KDDI Corp.	1,204,000	35,481,053
SoftBank Corp.	2,322,000	25,789,105
SoftBank Group Corp.	860,000	43,835,304
T-Mobile US, Inc.*	242,520	33,411,980

		138,517,442

TOTAL COMMON STOCKS (COST $2,157,038,404)		2,254,741,324

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 2.2%(d)

INVESTMENT COMPANIES - 0.2%
Invesco Government & Agency Portfolio, Institutional Shares 5.33%, 8/1/2023 (Cost $5,000,000)	5,000,000	5,000,000

REPURCHASE AGREEMENTS - 2.0%
BofA Securities, Inc., 5.77%, dated 7/31/2023, due 10/31/2023, repurchase price $2,029,491, collateralized by various Common Stocks; total market value $2,215,407	2,000,000	2,000,000
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $29,643,066, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $30,004,271	29,638,719	29,638,719

Investments	Principal Amount ($)	Value ($)
TD Prime Services LLC, 5.40%, dated 7/31/2023, due 8/1/2023, repurchase price $14,002,100, collateralized by various Common Stocks; total market value $15,458,604	14,000,000	14,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $45,638,719)		45,638,719

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $50,638,719)		50,638,719

Total Investments - 101.2% (Cost $2,207,677,123)		2,305,380,043
Liabilities in excess of other assets - (1.2%)		(26,989,788)

Net Assets - 100.0%		2,278,390,255

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $138,165,584, collateralized in the form of cash with a value of $50,638,719 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $73,759,378 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from July 31, 2023 – February 15, 2053 and $21,242,403 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 7, 2023 – September 20, 2117; a total value of $145,640,500.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $50,638,719.

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	1	09/15/2023	EUR	$49,571	$985
FTSE 100 Index	45	09/15/2023	GBP	4,451,873	92,219
S&P 500 E-Mini Index	31	09/15/2023	USD	7,152,475	354,716
S&P/TSX 60 Index	36	09/14/2023	CAD	6,782,906	212,961
SPI 200 Index	19	09/21/2023	AUD	2,355,140	79,309
TOPIX Index	18	09/07/2023	JPY	2,948,057	131,523

					$871,713

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	900,000	Bank of New York Mellon (The)	USD	1,148,784	09/20/2023	$9,447

Total unrealized appreciation						$9,447

USD	4,064,475	JPMorgan Chase Bank NA	GBP	3,200,000	09/20/2023	$(53,679)

Total unrealized depreciation						$(53,679)

Net unrealized depreciation						$(44,232)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Australia	3.4%
Austria	0.1
Belgium	0.0	†
Brazil	1.3
Canada	16.6
Chile	0.1
China	0.7
France	2.7
Germany	6.5
Hong Kong	0.5
India	0.8
Indonesia	0.1
Italy	2.4
Japan	11.6
Malaysia	0.2
Mexico	0.9
Netherlands	0.5
New Zealand	0.6
Philippines	0.4
Portugal	0.0	†
Singapore	0.2
South Africa	0.1
South Korea	0.0	†
Spain	4.0
Switzerland	0.8
Taiwan	0.1
Thailand	1.4
United Kingdom	3.3
United States	39.7
Vietnam	0.0	†
Other[1]	1.0

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.0%
Securities Lending Reinvestments	2.2
Others(1)	(1.2)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%

Diversified REITs - 8.2%
Abacus Property Group, REIT	389,259	697,724
Argosy Property Ltd., REIT(a)	112,320	85,281
British Land Co. plc (The), REIT	415,818	1,808,341
Charter Hall Group, REIT	50,778	391,097
Charter Hall Long Wale REIT, REIT(a)	316,485	876,513
Empire State Realty Trust, Inc., Class A, REIT(a)	106,587	953,954
Essential Properties Realty Trust, Inc., REIT	69,732	1,711,921
GPT Group (The), REIT	908,037	2,655,562
Growthpoint Properties Australia Ltd., REIT	309,231	598,037
H&R REIT, REIT(a)	102,492	801,248
Land Securities Group plc, REIT	345,033	2,874,046
Merlin Properties Socimi SA, REIT	154,440	1,442,253
Mori Trust Reit, Inc., REIT(a)	1,521	784,694
NIPPON REIT Investment Corp., REIT(a)	22	52,414
Stockland, REIT	1,162,044	3,304,443
Tokyu REIT, Inc., REIT(a)	585	774,483
WP Carey, Inc., REIT	93,717	6,328,709

		26,140,720

Health Care REITs - 2.3%
Healthpeak Properties, Inc., REIT	255,996	5,588,393
LTC Properties, Inc., REIT	22,113	742,112
National Health Investors, Inc., REIT	21,177	1,162,829

		7,493,334

Hotel & Resort REITs - 4.4%
Apple Hospitality REIT, Inc., REIT	106,587	1,652,099
CDL Hospitality Trusts, REIT	854,100	765,461
Covivio Hotels SACA, REIT(a)	7,137	140,066
DiamondRock Hospitality Co., REIT	109,278	928,863
Far East Hospitality Trust, REIT	210,600	102,302
Host Hotels & Resorts, Inc., REIT	347,022	6,385,205
Park Hotels & Resorts, Inc., REIT(a)	110,448	1,505,406
RLJ Lodging Trust, REIT	79,911	823,083
Service Properties Trust, REIT	103,194	876,117
Sunstone Hotel Investors, Inc., REIT	104,013	1,059,893

		14,238,495

Household Durables - 0.4%
Iida Group Holdings Co. Ltd.(a)	70,200	1,232,502

Industrial REITs - 8.8%
Centuria Industrial REIT, REIT(a)	387,036	829,357
Dream Industrial REIT, REIT(a)	76,050	819,867

Investments	Shares	Value ($)
First Industrial Realty Trust, Inc., REIT	64,233	3,320,846
Frasers Logistics & Commercial Trust, REIT(b)	1,450,800	1,333,014
Goodman Property Trust, REIT(a)	596,700	839,265
Granite REIT, REIT(a)	15,093	887,979
LondonMetric Property plc, REIT(a)	440,271	1,046,845
LXP Industrial Trust, REIT	129,636	1,305,434
Mapletree Logistics Trust, REIT	1,638,000	2,084,817
Prologis, Inc., REIT	99,567	12,420,983
STAG Industrial, Inc., REIT(a)	87,282	3,168,337

		28,056,744

Office REITs - 2.8%
Corporate Office Properties Trust, REIT	52,767	1,371,942
Covivio SA, REIT	22,507	1,090,375
Dexus, REIT(a)	425,529	2,357,025
Equity Commonwealth, REIT	51,831	1,015,369
Gecina SA, REIT	22,113	2,397,841
Inmobiliaria Colonial Socimi SA, REIT	137,943	892,763
SL Green Realty Corp., REIT	1	37

		9,125,352

Real Estate Management & Development - 15.1%
Aeon Mall Co. Ltd.	63,300	782,562
Atrium Ljungberg AB, Class B(a)	44,226	868,736
Bukit Sembawang Estates Ltd.	23,400	72,255
Capitaland India Trust	1,006,200	863,886
City Developments Ltd.	198,900	1,106,997
CTP NV(b)	67,509	928,912
Daito Trust Construction Co. Ltd.	29,900	3,217,701
Fabege AB(a)	123,435	1,071,356
Grand City Properties SA*(a)	52,767	436,337
Heiwa Real Estate Co. Ltd.	27,500	768,405
Howard Hughes Corp. (The)*	17,667	1,491,625
Hufvudstaden AB, Class A	65,637	805,197
Hulic Co. Ltd.	187,200	1,593,598
Intershop Holding AG	1,053	731,275
Isras Investment Co. Ltd.(a)	3,861	794,932
Kerry Properties Ltd.	351,000	756,126
LEG Immobilien SE*	35,100	2,490,700
Mitsubishi Estate Co. Ltd.	107,200	1,310,574
Mitsui Fudosan Co. Ltd.	152,100	3,124,323
Nexity SA(a)	28,431	483,051
Nomura Real Estate Holdings, Inc.	57,200	1,418,325
Platzer Fastigheter Holding AB, Class B	6,435	48,994
PSP Swiss Property AG (Registered)	22,113	2,622,387
Relo Group, Inc.	58,500	807,834
Shurgard Self Storage Ltd., REIT	16,146	740,376
Sumitomo Realty & Development Co. Ltd.	65,200	1,746,560
Sun Hung Kai Properties Ltd.	702,000	8,780,964

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value ($)
Swire Properties Ltd.	561,600	1,404,234
TAG Immobilien AG*	86,346	973,428
Tokyo Tatemono Co. Ltd.	88,300	1,179,260
Tokyu Fudosan Holdings Corp.	292,500	1,738,160
Tricon Residential, Inc.	106,353	995,456
UOL Group Ltd.	222,300	1,176,961
Wihlborgs Fastigheter AB	129,168	1,011,709

		48,343,196

Residential REITs - 11.9%
American Homes 4 Rent, Class A, REIT	10,881	407,820
Apartment Investment and Management Co., Class A, REIT	94,419	786,510
AvalonBay Communities, Inc., REIT	66,807	12,603,140
Boardwalk REIT, REIT(a)	17,199	855,997
Canadian Apartment Properties REIT, REIT(a)	40,716	1,590,283
Centerspace, REIT(a)	12,987	806,882
Equity Residential, REIT	171,405	11,302,446
InterRent REIT, REIT	73,476	715,083
Killam Apartment REIT, REIT(a)	53,586	736,871
Mid-America Apartment Communities, Inc., REIT	55,107	8,247,314

		38,052,346

Retail REITs - 21.6%
Brixmor Property Group, Inc., REIT	146,133	3,323,065
BWP Trust, REIT(a)	308,295	762,423
Carmila SA, REIT*	52,182	848,040
Charter Hall Retail REIT, REIT	332,748	840,833
Choice Properties REIT, REIT(a)	85,995	908,787
Crombie REIT, REIT(a)	63,765	674,831
CT REIT, REIT(a)	58,266	674,181
Eurocommercial Properties NV, REIT	34,047	863,386
Federal Realty Investment Trust, REIT	13,338	1,354,074
First Capital REIT, REIT	44,343	496,237
Fortune REIT, REIT	172,000	124,170
Fukuoka REIT Corp., REIT(a)	585	685,547
Getty Realty Corp., REIT(a)	24,687	797,884
HomeCo Daily Needs REIT, REIT(a)(b)	923,832	743,916
InvenTrust Properties Corp., REIT(a)	34,866	848,639
Kimco Realty Corp., REIT	294,606	5,968,718
Kite Realty Group Trust, REIT(a)	107,055	2,449,418
Klepierre SA, REIT	104,949	2,794,433
Mapletree Pan Asia Commercial Trust, REIT	1,146,600	1,424,831
NNN REIT, Inc., REIT	86,931	3,710,215
PARAGON REIT, REIT	1,076,400	774,184
Phillips Edison & Co., Inc., REIT(a)	54,756	1,933,434
Realty Income Corp., REIT	36,738	2,239,916
Regency Centers Corp., REIT(a)	74,763	4,899,219
Region RE Ltd., REIT	529,893	864,106

Investments	Shares	Value ($)
Retail Estates NV, REIT	10,530	674,532
RioCan REIT, REIT(a)	73,476	1,119,236
RPT Realty, REIT	68,328	742,725
Simon Property Group, Inc., REIT	131,040	16,327,584
SITE Centers Corp., REIT(a)	89,505	1,257,545
SmartCentres REIT, REIT(a)	44,343	839,190
Spirit Realty Capital, Inc., REIT	68,094	2,746,231
Tanger Factory Outlet Centers, Inc., REIT(a)	51,597	1,207,886
Vicinity Ltd., REIT	1,832,220	2,438,417
Waypoint REIT Ltd., REIT	438,516	774,194

		69,132,027

Specialized REITs - 23.0%
American Tower Corp., REIT	43,875	8,349,851
Big Yellow Group plc, REIT	82,953	1,145,229
Crown Castle, Inc., REIT(a)	16,848	1,824,470
CubeSmart, REIT(a)	109,044	4,728,148
EPR Properties, REIT(a)	36,738	1,639,984
Equinix, Inc., REIT(a)	6,552	5,306,596
Gaming and Leisure Properties, Inc., REIT	122,733	5,824,908
Iron Mountain, Inc., REIT	139,347	8,555,906
Lamar Advertising Co., Class A, REIT	40,248	3,972,478
National Storage REIT, REIT	522,873	817,424
PotlatchDeltic Corp., REIT	38,142	2,045,555
Public Storage, REIT	57,096	16,086,798
Safestore Holdings plc, REIT	107,172	1,221,731
Weyerhaeuser Co., REIT	351,234	11,963,030

		73,482,108

TOTAL COMMON STOCKS (COST $326,364,411)		315,296,824

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 2.0%(c)

REPURCHASE AGREEMENTS - 2.0%
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $6,502,362, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $6,581,594 (Cost $6,501,408)	6,501,408	6,501,408

Total Investments - 100.5% (Cost $332,865,819)		321,798,232
Liabilities in excess of other assets - (0.5%)		(1,745,151)

Net Assets - 100.0%		320,053,081

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $28,397,999, collateralized in the form of cash with a value of $6,501,408 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $19,220,591 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from July 31, 2023 – February 15, 2053 and $4,064,054 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from September 7, 2023 – September 20, 2117; a total value of $29,786,054.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $6,501,408.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	7	09/15/2023	EUR	$346,995	$10,626
S&P Midcap 400 E-Mini Index	11	09/15/2023	USD	3,017,740	167,712
SPI 200 Index	10	09/21/2023	AUD	1,239,547	43,865

					$222,203

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CHF	10,699	Toronto-Dominion Bank (The)	USD	12,037	09/20/2023	$373
GBP	9,839	JPMorgan Chase Bank NA	USD	12,496	09/20/2023	165
HKD	1,265,868	Goldman Sachs & Co.	USD	162,023	09/20/2023	359
NZD	63,030	Citibank NA	USD	39,101	09/20/2023	128
SEK	795,966	JPMorgan Chase Bank NA	USD	75,065	09/20/2023	875
USD	23,462	JPMorgan Chase Bank NA	AUD	34,359	09/20/2023	268
USD	31,138	Citibank NA	ILS	111,846	09/20/2023	551

Total unrealized appreciation						$2,719

JPY	2,348,201	Citibank NA	USD	17,094	09/20/2023	$(435)
USD	527,074	Citibank NA	CAD	699,270	09/20/2023	(4,542)
USD	219,296	Toronto-Dominion Bank (The)	EUR	201,355	09/20/2023	(3,262)
USD	29,970	Toronto-Dominion Bank (The)	NOK	314,773	09/20/2023	(1,194)
USD	47,124	JPMorgan Chase Bank NA	SGD	62,894	09/20/2023	(357)

Total unrealized depreciation						$(9,790)

Net unrealized depreciation						$(7,071)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Australia	5.9%
Belgium	0.4
Canada	3.8
France	2.4
Germany	1.2
Hong Kong	3.5
Israel	0.3
Japan	6.6
Netherlands	0.6
New Zealand	0.3
Singapore	3.0
Spain	0.7
Sweden	1.2
Switzerland	1.1
United Kingdom	2.5
United States	65.0
Other[1]	1.5

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.5%
Securities Lending Reinvestments	2.0
Others(1)	(0.5)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%

FlexShares® Global Quality Real Estate Index Fund(a)	63,700	3,478,975
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(a)	152,282	6,500,919
FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	189,618	10,038,377

TOTAL EXCHANGE TRADED FUNDS (COST $22,078,666)		20,018,271

Total Investments - 100.0% (Cost $22,078,666)		20,018,271
Liabilities in excess of other assets - 0.0%		(334)

Net Assets - 100.0%		20,017,937

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Real Assets Allocation Index Fund (cont.)

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares July 31, 2023	Value July 31, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Global Quality Real Estate Index Fund	$6,766,701	$248,154	$3,821,960	63,700	$3,478,975	$1,288,993	$80,196	$(1,002,913)
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	7,230,364	2,154,028	3,114,147	152,282	6,500,919	85,124	136,132	145,550
FlexShares® STOXX® Global Broad Infrastructure Index Fund	14,861,299	590,445	6,648,861	189,618	10,038,377	1,908,448	189,720	(672,954)

	$28,858,364	$2,992,627	$13,584,968	405,600	$20,018,271	$3,282,565	$406,048	$(1,530,317)

Security Type	% of Net Assets
Exchange Traded Funds	100.0%
Others(1)	0.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%

Aerospace & Defense - 0.6%
Lockheed Martin Corp.(a)	22,739	10,150,007

Air Freight & Logistics - 1.6%
United Parcel Service, Inc., Class B	137,669	25,762,000

Banks - 1.8%
Bank of America Corp.	16,096	515,072
Commerce Bancshares, Inc.(a)	151,530	8,058,366
Cullen/Frost Bankers, Inc.(a)	52,870	5,740,625
JPMorgan Chase & Co.	55,116	8,706,123
Prosperity Bancshares, Inc.(a)	102,470	6,488,400

		29,508,586

Beverages - 0.6%
Coca-Cola Co. (The)	122,970	7,615,532
PepsiCo, Inc.	12,122	2,272,390

		9,887,922

Biotechnology - 4.6%
AbbVie, Inc.	233,467	34,921,994
Amgen, Inc.	100,235	23,470,025
Gilead Sciences, Inc.	233,290	17,762,701

		76,154,720

Broadline Retail - 0.5%
Dillard’s, Inc., Class A(a)	7,640	2,620,826
eBay, Inc.	112,379	5,001,989

		7,622,815

Building Products - 0.6%
Advanced Drainage Systems, Inc.(a)	83,940	10,239,841

Capital Markets - 3.8%
Ameriprise Financial, Inc.	26,386	9,194,202
Bank of New York Mellon Corp. (The)	176,281	7,996,106
BlackRock, Inc.	28,526	21,076,435
Janus Henderson Group plc(a)	267,675	7,856,261
Jefferies Financial Group, Inc.(a)	200,503	7,376,505
State Street Corp.	123,345	8,935,112

		62,434,621

Chemicals - 1.9%
CF Industries Holdings, Inc.	17,450	1,432,296
Dow, Inc.	155,340	8,772,050
Huntsman Corp.(a)	71,950	2,141,952
LyondellBasell Industries NV, Class A	87,078	8,608,531
Mosaic Co. (The)	79,712	3,249,061
Olin Corp.(a)	125,128	7,217,383

		31,421,273

Commercial Services & Supplies - 0.7%
Cintas Corp.	8,918	4,477,193

Investments	Shares	Value ($)
Rollins, Inc.	186,410	7,611,120

		12,088,313

Communications Equipment - 2.4%
Cisco Systems, Inc.	775,379	40,350,723

Construction Materials - 0.1%
Eagle Materials, Inc.	5,460	1,006,660

Consumer Finance - 0.8%
Ally Financial, Inc.	199,093	6,080,300
OneMain Holdings, Inc.	145,728	6,627,710

		12,708,010

Consumer Staples Distribution & Retail - 0.1%
Costco Wholesale Corp.	2,202	1,234,595
Walmart, Inc.	5,516	881,788

		2,116,383

Distributors - 0.5%
Pool Corp.(a)	22,900	8,810,546

Diversified Telecommunication Services - 0.4%
Iridium Communications, Inc.	113,590	5,969,155

Electric Utilities - 1.5%
Constellation Energy Corp.(a)	104,650	10,114,422
Evergy, Inc.	129,730	7,779,908
OGE Energy Corp.	206,030	7,447,985

		25,342,315

Entertainment - 1.0%
Electronic Arts, Inc.	70,475	9,609,266
Warner Music Group Corp., Class A	229,723	7,247,761

		16,857,027

Financial Services - 2.2%
Fidelity National Information Services, Inc.	154,800	9,346,824
Mastercard, Inc., Class A	13,619	5,369,699
Radian Group, Inc.(a)	302,830	8,155,212
Visa, Inc., Class A(a)	29,859	7,098,380
Western Union Co. (The)	525,430	6,399,738

		36,369,853

Gas Utilities - 0.3%
UGI Corp.	203,850	5,501,912

Ground Transportation - 2.2%
Old Dominion Freight Line, Inc.	27,524	11,546,043
Union Pacific Corp.	105,850	24,559,317

		36,105,360

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	224,637	25,008,837
GE HealthCare Technologies, Inc.	106,830	8,332,740

		33,341,577

Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	89,390	8,176,503
Cigna Group (The)	5,460	1,611,246
McKesson Corp.	27,260	10,969,424
UnitedHealth Group, Inc.	19,829	10,040,811

		30,797,984

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Hotel & Resort REITs - 0.9%
Apple Hospitality REIT, Inc., REIT(a)	439,310	6,809,305
Host Hotels & Resorts, Inc., REIT(a)	469,158	8,632,507

		15,441,812

Hotels, Restaurants & Leisure - 2.4%
Boyd Gaming Corp.	116,728	7,974,857
Domino’s Pizza, Inc.	4,370	1,733,754
International Game Technology plc	286,425	9,689,758
Marriott International, Inc., Class A	2,719	548,721
McDonald’s Corp.	2,202	645,626
Starbucks Corp.	147,313	14,962,582
Wyndham Hotels & Resorts, Inc.	46,671	3,636,604

		39,191,902

Household Products - 3.3%
Colgate-Palmolive Co.	31,620	2,411,341
Procter & Gamble Co. (The)	328,120	51,285,156

		53,696,497

Industrial Conglomerates - 1.0%
3M Co.	104,650	11,668,475
Honeywell International, Inc.	28,570	5,546,294

		17,214,769

Insurance - 4.2%
Aflac, Inc.	136,512	9,875,278
Allstate Corp. (The)	64,320	7,247,578
First American Financial Corp.(a)	16,625	1,053,693
Globe Life, Inc.	73,040	8,192,897
Lincoln National Corp.(a)	220,651	6,187,054
MetLife, Inc.	132,285	8,329,986
Principal Financial Group, Inc.	92,770	7,409,540
Prudential Financial, Inc.	86,120	8,309,719
Travelers Cos., Inc. (The)	7,640	1,318,740
Unum Group	77,807	3,782,198
Willis Towers Watson plc	37,070	7,834,003

		69,540,686

IT Services - 2.6%
Accenture plc, Class A	109,131	34,523,592
Cognizant Technology Solutions Corp., Class A	133,639	8,824,183

		43,347,775

Machinery - 1.6%
Caterpillar, Inc.	11,934	3,164,539
Illinois Tool Works, Inc.	56,195	14,797,267
Snap-on, Inc.	30,530	8,317,593

		26,279,399

Marine Transportation - 0.3%
ZIM Integrated Shipping Services Ltd.(a)	371,763	5,628,492

Media - 3.8%
Comcast Corp., Class A	835,967	37,835,866
New York Times Co. (The), Class A(a)	162,188	6,610,783

Investments	Shares	Value ($)
Nexstar Media Group, Inc., Class A(a)	47,354	8,841,939
Omnicom Group, Inc.	2,190	185,318
Sirius XM Holdings, Inc.(a)	408,812	2,084,941
TEGNA, Inc.	466,251	7,879,642

		63,438,489

Metals & Mining - 1.6%
Nucor Corp.	60,599	10,428,482
Reliance Steel & Aluminum Co.	14,180	4,152,755
Southern Copper Corp.(a)	107,942	9,438,448
Steel Dynamics, Inc.	27,029	2,880,751

		26,900,436

Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	138,450	8,738,964

Oil, Gas & Consumable Fuels - 3.3%
APA Corp.	133,298	5,397,236
Chevron Corp.	35,254	5,769,670
ConocoPhillips	7,277	856,648
CVR Energy, Inc.(a)	224,747	8,257,205
Exxon Mobil Corp.	97,075	10,410,323
Marathon Petroleum Corp.	76,255	10,143,440
Occidental Petroleum Corp.(a)	30,145	1,903,054
Pioneer Natural Resources Co.	11,186	2,524,345
Range Resources Corp.(a)	253,615	7,971,119
Valero Energy Corp.	5,207	671,234

		53,904,274

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.(a)	115,704	8,808,546

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	20,720	1,288,577
Eli Lilly & Co.	13,212	6,005,515
Johnson & Johnson	51,769	8,672,860
Merck & Co., Inc.	29,738	3,171,558
Pfizer, Inc.	389,908	14,060,082
Zoetis, Inc., Class A	87,210	16,403,329

		49,601,921

Professional Services - 3.3%
Automatic Data Processing, Inc.	77,400	19,137,924
Exponent, Inc.	87,210	7,812,272
Paychex, Inc.	80,350	10,081,514
Paycom Software, Inc.	29,440	10,856,294
Robert Half, Inc.(a)	93,651	6,944,222

		54,832,226

Residential REITs - 1.6%
AvalonBay Communities, Inc., REIT	46,880	8,843,912
Camden Property Trust, REIT	65,410	7,135,577
Equity Residential, REIT	126,493	8,340,948
Mid-America Apartment Communities, Inc., REIT	14,180	2,122,179

		26,442,616

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Retail REITs - 0.5%
Brixmor Property Group, Inc., REIT(a)	331,951	7,548,566

Semiconductors & Semiconductor Equipment - 8.9%
Broadcom, Inc.	71,587	64,331,657
KLA Corp.	27,536	14,152,127
Microchip Technology, Inc.	110,221	10,354,161
NVIDIA Corp.	68,295	31,913,571
Power Integrations, Inc.(a)	92,704	9,005,267
Skyworks Solutions, Inc.(a)	81,496	9,320,697
Teradyne, Inc.(a)	78,204	8,832,360

		147,909,840

Software - 6.3%
Bentley Systems, Inc., Class B(a)	170,555	9,189,503
Dolby Laboratories, Inc., Class A	23,120	2,048,663
Microsoft Corp.	276,494	92,879,865

		104,118,031

Specialized REITs - 1.5%
CubeSmart, REIT	152,620	6,617,603
Public Storage, REIT	31,620	8,908,935
Weyerhaeuser Co., REIT	284,135	9,677,638

		25,204,176

Specialty Retail - 4.5%
Bath & Body Works, Inc.	185,474	6,873,666
Best Buy Co., Inc.	93,618	7,774,975
Home Depot, Inc. (The)	86,087	28,739,284
Lowe’s Cos., Inc.	93,882	21,993,736
Williams-Sonoma, Inc.(a)	68,273	9,465,369

		74,847,030

Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	816,149	160,332,471

Textiles, Apparel & Luxury Goods - 0.5%
Tapestry, Inc.	181,742	7,842,167

Tobacco - 0.9%
Altria Group, Inc.	339,207	15,406,782

Trading Companies & Distributors - 0.6%
Fastenal Co.	156,430	9,168,362

TOTAL COMMON STOCKS (COST $1,332,734,614)		1,645,933,832

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 6.6%(b)

CERTIFICATES OF DEPOSIT - 1.4%
Bank of America NA (US Federal Funds Effective Rate (continuous series) + 0.40%), 5.73%, 10/19/2023(c) 2,000,000		2,000,062

Investments	Principal Amount ($)	Value ($)
Bank of Nova Scotia, Houston (SOFR + 0.45%), 5.53%, 10/6/2023(c)	4,000,000	4,001,801
MUFG Bank Ltd., New York Branch (SOFR + 0.29%), 5.60%, 8/23/2023(c)	3,000,000	3,000,000
Natixis SA, New York 5.58%, 10/10/2023	3,000,000	3,000,432
Nordea Bank Abp, New York Branch (SOFR + 0.47%), 5.77%, 4/26/2024(c)	2,000,000	1,999,996
Oversea-Chinese Banking Corp. Ltd., New York (SOFR + 0.37%), 5.68%, 11/16/2023(c)	2,000,000	2,000,322
Royal Bank of Canada, New York (SOFR + 0.53%), 5.83%, 5/23/2024(c)	2,000,000	2,001,138
The Sumitomo Bank Ltd., New York (SOFR + 0.45%), 5.58%, 10/11/2023(c)	4,000,000	4,001,876
Toronto-Dominion Bank, New York (US Federal Funds Effective Rate (continuous series) + 0.61%), 5.94%, 7/26/2024(c)	2,000,000	1,999,974

TOTAL CERTIFICATES OF DEPOSIT (Cost $24,002,758)		24,005,601

COMMERCIAL PAPER - 0.1%(c)
Bank of Montreal, Montreal (SOFR + 0.35%), 5.65%, 11/9/2023 (Cost $2,000,000) 2,000,000		2,000,272

INVESTMENT COMPANIES - 0.9%
Goldman Sachs Financial Square Government Fund, Institutional Class 5.32%, 8/1/2023	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.33%, 8/1/2023	10,000,000	10,000,000

TOTAL INVESTMENT COMPANIES (Cost $15,000,000)		15,000,000

REPURCHASE AGREEMENTS - 4.1%
BofA Securities, Inc., 5.77%, dated 7/31/2023, due 10/31/2023, repurchase price $8,117,964, collateralized by various Common Stocks; total market value $8,861,629	8,000,000	8,000,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $22,001,355, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $22,269,445	21,998,128	21,998,128
Societe Generale, 5.41%, dated 7/31/2023, due 8/1/2023, repurchase price $10,001,503, collateralized by various Common Stocks; total market value $11,152,190	10,000,000	10,000,000
Societe Generale, 5.34%, dated 7/31/2023, due 8/1/2023, repurchase price $8,001,187, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 4.75%, maturing 2/15/2037 - 5/15/2051; total market value $8,128,978	8,000,000	8,000,000
Societe Generale, New York Branch, 5.30%, dated 7/31/2023, due 8/7/2023, repurchase price $10,010,306, collateralized by various U.S. Treasury Securities, 4.13%, 7/31/2028; ; total market value $10,213,878	10,000,000	10,000,000
TD Prime Services LLC, 5.40%, dated 7/31/2023, due 8/1/2023, repurchase price $10,001,500, collateralized by various Common Stocks; total market value $11,041,860	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $67,998,128)		67,998,128

TIME DEPOSITS - 0.1%
Australia & New Zealand Banking Group Ltd/New York 5.34%, 8/7/2023 (Cost $1,000,000)	1,000,000	1,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $110,000,886)		110,004,001

Total Investments - 106.0% (Cost $1,442,735,500)		1,755,937,833
Liabilities in excess of other assets - (6.0%)		(99,726,406)

Net Assets - 100.0%		1,656,211,427

(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $161,412,000, collateralized in the form of cash with a value of $110,010,732 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $47,780,599 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from August 10, 2023 – February 15, 2053 and $7,300,973 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from September 7, 2023 – October 22, 2071; a total value of $165,092,304.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $110,004,001.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2023.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	37	09/15/2023	USD	$8,536,825	$427,568
S&P Midcap 400 E-Mini Index	5	09/15/2023	USD	1,371,700	62,983

					$490,551

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.4%
Securities Lending Reinvestments	6.6
Others(1)	(6.0)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Aerospace & Defense - 1.2%
Lockheed Martin Corp.	9,360	4,178,023

Air Freight & Logistics - 2.6%
CH Robinson Worldwide, Inc.	16,800	1,683,024
Expeditors International of Washington, Inc.	15,360	1,955,328
United Parcel Service, Inc., Class B	29,040	5,434,255

		9,072,607

Banks - 4.3%
Bank of America Corp.	1,680	53,760
Commerce Bancshares, Inc.(a)	32,880	1,748,558
CVB Financial Corp.(a)	135,120	2,549,715
Eastern Bankshares, Inc.	132,960	1,877,395
Glacier Bancorp, Inc.(a)	55,440	1,812,888
JPMorgan Chase & Co.	12,000	1,895,520
Popular, Inc.(a)	22,560	1,636,728
Prosperity Bancshares, Inc.	21,600	1,367,712
UMB Financial Corp.	27,360	1,942,560

		14,884,836

Beverages - 2.8%
Coca-Cola Co. (The)	148,800	9,215,184
PepsiCo, Inc.	2,640	494,894

		9,710,078

Biotechnology - 5.1%
AbbVie, Inc.	58,560	8,759,405
Amgen, Inc.	21,120	4,945,248
Gilead Sciences, Inc.	50,160	3,819,182

		17,523,835

Broadline Retail - 0.6%
Dillard’s, Inc., Class A(a)	2,400	823,296
eBay, Inc.(a)	24,720	1,100,287

		1,923,583

Building Products - 0.3%
Masco Corp.	19,440	1,179,619

Capital Markets - 1.4%
Bank of New York Mellon Corp. (The)	36,720	1,665,619
Janus Henderson Group plc	56,160	1,648,296
Virtu Financial, Inc., Class A	89,520	1,661,491

		4,975,406

Chemicals - 1.6%
Dow, Inc.	30,480	1,721,206
Huntsman Corp.	24,720	735,914
LyondellBasell Industries NV, Class A	16,320	1,613,395
Olin Corp.	25,920	1,495,066

		5,565,581

Investments	Shares	Value ($)
Commercial Services & Supplies - 0.5%
Rollins, Inc.	40,320	1,646,266

Communications Equipment - 2.5%
Cisco Systems, Inc.	165,840	8,630,314

Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos., Inc., Class A	76,800	1,668,864
Costco Wholesale Corp.	480	269,122
Walmart, Inc.	1,440	230,198

		2,168,184

Diversified Consumer Services - 0.5%
H&R Block, Inc.(a)	54,480	1,831,073

Diversified Telecommunication Services - 0.3%
Iridium Communications, Inc.	20,400	1,072,020

Electric Utilities - 3.2%
Constellation Energy Corp.(a)	22,560	2,180,424
Entergy Corp.	15,840	1,626,768
Evergy, Inc.	28,080	1,683,957
Exelon Corp.	44,880	1,878,677
OGE Energy Corp.	45,600	1,648,440
Portland General Electric Co.	32,640	1,555,949
PPL Corp.	16,800	462,504

		11,036,719

Entertainment - 1.0%
Electronic Arts, Inc.	15,120	2,061,612
Warner Music Group Corp., Class A	47,520	1,499,256

		3,560,868

Financial Services - 2.3%
Fidelity National Information Services, Inc.	33,600	2,028,768
Mastercard, Inc., Class A	2,880	1,135,526
Radian Group, Inc.(a)	64,560	1,738,601
Visa, Inc., Class A(a)	6,240	1,483,435
Western Union Co. (The)	114,480	1,394,367

		7,780,697

Food Products - 0.5%
General Mills, Inc.	23,760	1,775,822

Gas Utilities - 0.4%
ONE Gas, Inc.(a)	18,960	1,500,305

Ground Transportation - 0.6%
Old Dominion Freight Line, Inc.	5,280	2,214,907

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	69,840	7,775,287

Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	10,320	1,928,808
Cardinal Health, Inc.	20,400	1,865,988

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Chemed Corp.(a)	3,120	1,625,801
Cigna Group (The)	12,720	3,753,672
McKesson Corp.	5,760	2,317,824
UnitedHealth Group, Inc.	4,320	2,187,518

		13,679,611

Hotels, Restaurants & Leisure - 4.5%
Domino’s Pizza, Inc.	5,520	2,190,005
McDonald’s Corp.	29,520	8,655,264
Starbucks Corp.	45,840	4,655,969

		15,501,238

Household Products - 3.9%
Clorox Co. (The)	10,560	1,599,629
Kimberly-Clark Corp.	7,680	991,488
Procter & Gamble Co. (The)	70,560	11,028,528

		13,619,645

Industrial Conglomerates - 0.7%
3M Co.	22,560	2,515,440

Insurance - 4.4%
Aflac, Inc.	27,120	1,961,861
Allstate Corp. (The)	13,680	1,541,462
American Equity Investment Life Holding Co.	24,240	1,300,961
Assurant, Inc.	12,720	1,710,967
Globe Life, Inc.	15,360	1,722,931
Loews Corp.	28,800	1,804,320
MetLife, Inc.	27,600	1,737,972
Travelers Cos., Inc. (The)	10,320	1,781,335
Willis Towers Watson plc	7,920	1,673,734

		15,235,543

IT Services - 0.6%
Cognizant Technology Solutions Corp., Class A	29,040	1,917,511

Machinery - 1.5%
Illinois Tool Works, Inc.	12,000	3,159,840
Otis Worldwide Corp.	22,560	2,052,058

		5,211,898

Marine Transportation - 0.3%
ZIM Integrated Shipping Services Ltd.(a)	73,200	1,108,248

Media - 4.0%
Comcast Corp., Class A	156,960	7,104,009
Fox Corp., Class A	10,560	353,232
New York Times Co. (The), Class A(a)	45,120	1,839,091
Nexstar Media Group, Inc., Class A(a)	10,080	1,882,138
Omnicom Group, Inc.	5,040	426,485
Sirius XM Holdings, Inc.(a)	88,560	451,656
TEGNA, Inc.	100,560	1,699,464

		13,756,075

Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	3,120	913,723
Southern Copper Corp.	21,840	1,909,690

		2,823,413

Investments	Shares	Value ($)
Multi-Utilities - 0.9%
Dominion Energy, Inc.	14,160	758,268
Public Service Enterprise Group, Inc.	29,520	1,863,302
WEC Energy Group, Inc.	6,000	539,160

		3,160,730

Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	7,440	1,217,631
CVR Energy, Inc.(a)	6,960	255,710
Exxon Mobil Corp.	23,280	2,496,547
Pioneer Natural Resources Co.	4,080	920,734

		4,890,622

Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	85,200	5,298,588
Eli Lilly & Co.	10,080	4,581,864
Johnson & Johnson	17,040	2,854,711
Merck & Co., Inc.	6,240	665,496
Pfizer, Inc.	48,000	1,730,880
Zoetis, Inc., Class A	2,640	496,558

		15,628,097

Professional Services - 3.1%
Automatic Data Processing, Inc.	16,800	4,153,968
Booz Allen Hamilton Holding Corp., Class A(a)	9,840	1,191,427
Exponent, Inc.	18,720	1,676,938
Paychex, Inc.	14,160	1,776,655
Verisk Analytics, Inc., Class A	8,640	1,978,042

		10,777,030

Residential REITs - 2.1%
Camden Property Trust, REIT	13,920	1,518,533
Equity Residential, REIT	29,040	1,914,897
Essex Property Trust, Inc., REIT	8,160	1,987,368
Mid-America Apartment Communities, Inc., REIT	11,760	1,760,002

		7,180,800

Semiconductors & Semiconductor Equipment - 6.5%
Broadcom, Inc.	15,360	13,803,264
NVIDIA Corp.	14,640	6,841,126
Power Integrations, Inc.(a)	19,680	1,911,715

		22,556,105

Software - 6.4%
Bentley Systems, Inc., Class B(a)	36,240	1,952,611
Dolby Laboratories, Inc., Class A	10,080	893,189
Microsoft Corp.	58,080	19,510,234

		22,356,034

Specialized REITs - 1.0%
American Tower Corp., REIT	240	45,674
CubeSmart, REIT	36,960	1,602,586
Public Storage, REIT	6,720	1,893,360

		3,541,620

Specialty Retail - 4.9%
Best Buy Co., Inc.	19,440	1,614,492
Home Depot, Inc. (The)	33,120	11,056,781
Lowe’s Cos., Inc.	7,680	1,799,193
Murphy USA, Inc.	4,560	1,400,057
Williams-Sonoma, Inc.(a)	8,880	1,231,123

		17,101,646

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	146,400	28,760,280

Tobacco - 1.0%
Altria Group, Inc.	72,240	3,281,141

TOTAL COMMON STOCKS (COST $293,290,766)		344,608,757

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 5.5%(b)

REPURCHASE AGREEMENTS - 5.5%
BofA Securities, Inc., 5.77%, dated 7/31/2023, due 10/31/2023, repurchase price $1,014,746, collateralized by various Common Stocks; total market value $1,107,704	1,000,000	1,000,000
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $12,093,925, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $12,241,291	12,092,151	12,092,151
Societe Generale, 5.34%, dated 7/31/2023, due 8/1/2023, repurchase price $2,000,297, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 4.75%, maturing 2/15/2037 - 5/15/2051; total market value $2,032,245	2,000,000	2,000,000
TD Prime Services LLC, 5.40%, dated 7/31/2023, due 8/1/2023, repurchase price $4,000,600, collateralized by various Common Stocks; total market value $4,416,744	4,000,000	4,000,000

		19,092,151

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $19,092,151)		19,092,151

Total Investments - 104.7% (Cost $312,382,917)		363,700,908
Liabilities in excess of other assets - (4.7%)		(16,396,629)

Net Assets - 100.0%		347,304,279

(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $25,505,657, collateralized in the form of cash with a value of $19,092,151 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,790,198 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from August 15, 2023 – February 15, 2053 and $2,142,563 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from September 7, 2023 – October 22, 2071; a total value of $26,024,912.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $19,092,151.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	11	09/15/2023	USD	$2,537,975	$134,839

Abbreviations:

USD	—	US Dollar

Security Type	% of Net Assets
Common Stocks	99.2%
Securities Lending Reinvestments	5.5
Others(1)	(4.7)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 96.8%

Automobile Components - 1.0%
Bridgestone Corp.	107,200	4,446,295
Fuyao Glass Industry Group Co. Ltd., Class H(a)	251,600	1,116,258

		5,562,553

Automobiles - 1.7%
Dr Ing hc F Porsche AG (Preference)	14,056	1,723,316
Mercedes-Benz Group AG	91,364	7,317,273
Toyota Motor Corp.	50,200	843,026

		9,883,615

Banks - 14.0%
Agricultural Bank of China Ltd., Class H	11,044,000	4,007,658
Banco del Bajio SA(a)	1,229,900	3,759,102
Bank of Communications Co. Ltd., Class H	3,514,000	2,117,763
Bank of Montreal	28,930	2,693,320
Barclays plc	1,323,774	2,639,331
BOC Hong Kong Holdings Ltd.	1,004,000	3,051,124
China Construction Bank Corp., Class H	5,020,000	2,915,947
China Merchants Bank Co. Ltd., Class H	125,500	618,754
Chongqing Rural Commercial Bank Co. Ltd., Class H	8,032,000	2,966,156
FinecoBank Banca Fineco SpA	233,681	3,636,659
First Abu Dhabi Bank PJSC	576,296	2,296,994
HSBC Holdings plc	108,181	899,592
Industrial & Commercial Bank of China Ltd., Class H	4,267,000	2,079,141
Japan Post Bank Co. Ltd.	175,700	1,462,930
KBC Group NV	71,535	5,394,771
Komercni Banka A/S	112,699	3,708,642
Mizuho Financial Group, Inc.	118,000	1,996,565
Powszechna Kasa Oszczednosci Bank Polski SA	521,076	5,303,898
Royal Bank of Canada	159,385	15,830,124
Sberbank of Russia PJSC‡	1,227,390	—
Skandinaviska Enskilda Banken AB, Class A	376,500	4,570,314
Sumitomo Mitsui Financial Group, Inc.	60,100	2,831,570
Swedbank AB, Class A	219,876	4,037,599
Toronto-Dominion Bank (The)	2,761	182,410
Yapi ve Kredi Bankasi A/S	2,988,406	1,579,285

		80,579,649

Beverages - 0.8%
Arca Continental SAB de CV	401,600	4,033,672
Nongfu Spring Co. Ltd., Class H(a)(b)	78,600	456,561

		4,490,233

Investments	Shares	Value ($)
Broadline Retail - 0.5%
momo.com, Inc.	93,920	1,790,148
Next plc	9,036	819,412

		2,609,560

Building Products - 1.1%
Geberit AG (Registered)	4,518	2,571,588
Lixil Corp.	286,200	3,661,096

		6,232,684

Capital Markets - 4.8%
3i Group plc	154,114	3,920,208
ASX Ltd.	37,148	1,554,749
China Galaxy Securities Co. Ltd., Class H	6,902,500	4,018,279
Hargreaves Lansdown plc	251,000	2,749,589
Japan Exchange Group, Inc.	110,900	1,932,242
Julius Baer Group Ltd.	44,427	3,157,066
Macquarie Korea Infrastructure Fund	42,168	401,285
Moscow Exchange MICEX-RTS PJSC‡	775,590	—
Partners Group Holding AG	5,020	5,663,679
Samsung Securities Co. Ltd.	142,568	4,015,370

		27,412,467

Chemicals - 2.8%
Fertiglobe plc	4,686,923	4,568,188
Nissan Chemical Corp.(b)	10,400	467,078
Nitto Denko Corp.	17,300	1,229,800
Sahara International Petrochemical Co.	138,301	1,393,480
Shin-Etsu Chemical Co. Ltd.	125,500	4,132,985
Yara International ASA(b)	108,683	4,451,958

		16,243,489

Consumer Staples Distribution & Retail - 0.5%
Cencosud SA	1,271,566	2,730,935
Kesko OYJ, Class B	10,291	206,447

		2,937,382

Diversified REITs - 0.5%
Stockland, REIT	1,032,363	2,935,676

Diversified Telecommunication Services - 2.0%
Elisa OYJ	8,534	446,371
Koninklijke KPN NV(b)	751,243	2,726,707
Spark New Zealand Ltd.	44,176	142,413
Swisscom AG (Registered)	4,016	2,596,258
Telenor ASA	367,464	3,941,071
Telstra Group Ltd.	563,244	1,616,849

		11,469,669

Electric Utilities - 1.1%
Fortum OYJ	240,960	3,270,403
Origin Energy Ltd.	580,312	3,312,137

		6,582,540

Electronic Equipment, Instruments & Components - 0.1%
Largan Precision Co. Ltd.	4,000	276,837
Shimadzu Corp.	13,200	400,515

		677,352

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 1.1%
Capcom Co. Ltd.	10,400	468,469
Nintendo Co. Ltd.	126,500	5,742,715

		6,211,184

Financial Services - 2.3%
ORIX Corp.	194,000	3,728,984
Power Finance Corp. Ltd.	952,043	3,025,748
REC Ltd.	2,525,060	6,230,623

		12,985,355

Food Products - 3.3%
China Feihe Ltd.(a)	3,514,000	2,140,292
Nestle SA (Registered)	92,368	11,388,697
Uni-President China Holdings Ltd.	4,518,000	3,898,873
Want Want China Holdings Ltd.	2,008,000	1,398,110

		18,825,972

Gas Utilities - 1.5%
Enagas SA(b)	215,860	3,840,073
Kunlun Energy Co. Ltd.	702,000	571,595
Naturgy Energy Group SA(b)	132,528	4,053,334

		8,465,002

Ground Transportation - 0.7%
Aurizon Holdings Ltd.(b)	1,535,116	3,941,208
Canadian National Railway Co.	2,259	274,324

		4,215,532

Health Care Equipment & Supplies - 0.3%
Hoya Corp.	13,400	1,558,995

Hotels, Restaurants & Leisure - 1.1%
InterContinental Hotels Group plc	26,104	1,933,251
OPAP SA	246,437	4,350,063

		6,283,314

Household Durables - 1.0%
Nien Made Enterprise Co. Ltd.	336,000	3,474,775
Sekisui Chemical Co. Ltd.	137,000	2,081,806
Sony Group Corp.	1,100	103,086

		5,659,667

Household Products - 0.5%
Unilever Indonesia Tbk. PT	10,165,500	2,595,303

Independent Power and Renewable Electricity Producers - 0.0%
Unipro PJSC*‡	125,500,000	—

Industrial Conglomerates - 0.3%
Industries Qatar QSC	423,186	1,549,744
Siemens AG (Registered)	1,004	171,557

		1,721,301

Insurance - 1.7%
Admiral Group plc	59,989	1,643,265
BB Seguridade Participacoes SA	652,600	4,269,224
Caixa Seguridade Participacoes SA	75,300	170,797
Manulife Financial Corp.	164,656	3,297,498
Sampo OYJ, Class A	15,813	698,954

		10,079,738

Interactive Media & Services - 1.0%
Rightmove plc	269,574	1,978,418

Investments	Shares	Value ($)
Tencent Holdings Ltd.	87,600	3,980,848

		5,959,266

IT Services - 1.1%
HCL Technologies Ltd.	180,720	2,453,655
Infosys Ltd.	60,993	1,005,343
Nomura Research Institute Ltd.	75,300	2,136,362
Obic Co. Ltd.	5,200	851,661

		6,447,021

Leisure Products - 0.0%(c)
Shimano, Inc.	600	91,005

Machinery - 2.1%
Atlas Copco AB, Class B	35,140	434,589
Daifuku Co. Ltd.	92,100	1,967,367
FANUC Corp.	48,100	1,471,979
GEA Group AG	17,068	726,199
Kone OYJ, Class B	63,754	3,278,418
MISUMI Group, Inc.	68,300	1,247,215
VAT Group AG(a)(b)	3,514	1,500,296
Yaskawa Electric Corp.(b)	36,100	1,567,941

		12,194,004

Marine Transportation - 3.0%
AP Moller - Maersk A/S, Class A	1,506	3,036,820
AP Moller - Maersk A/S, Class B	1,506	3,104,776
Evergreen Marine Corp. Taiwan Ltd.	847,000	2,802,985
Hapag-Lloyd AG(a)	502	114,792
Nippon Yusen KK(b)	65,600	1,591,982
Orient Overseas International Ltd.(b)	214,500	3,572,845
SITC International Holdings Co. Ltd.	644,000	1,403,824
Yang Ming Marine Transport Corp.	1,004,000	1,485,561

		17,113,585

Metals & Mining - 6.6%
BHP Group Ltd.	587,089	18,202,013
Glencore plc	88,603	539,852
Grupo Mexico SAB de CV, Series B	602,400	3,139,224
Kumba Iron Ore Ltd.	134,034	3,682,520
MMC Norilsk Nickel PJSC*‡	16,315	—
Norsk Hydro ASA	35,642	233,937
Rio Tinto plc	127,508	8,448,996
Severstal PAO*‡	58,985	—
Vedanta Ltd.	1,205,804	4,046,285

		38,292,827

Office REITs - 0.5%
Dexus, REIT(b)	475,645	2,634,620

Oil, Gas & Consumable Fuels - 7.2%
Adaro Energy Indonesia Tbk. PT	18,624,200	2,976,414
Canadian Natural Resources Ltd.	124,998	7,615,263
China Shenhua Energy Co. Ltd., Class H	1,255,000	3,749,535
Coal India Ltd.	1,441,493	4,017,839
Equinor ASA(b)	113,703	3,466,219
Exxaro Resources Ltd.	461,338	4,203,050
Petroleo Brasileiro SA (Preference)	878,500	5,745,186

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Shell plc	70,280	2,139,473
TotalEnergies SE	14,809	902,267
Var Energi ASA(b)	1,632,504	4,986,346
Yankuang Energy Group Co. Ltd., Class H(b)	1,203,000	1,804,801

		41,606,393

Personal Care Products - 2.4%
Hengan International Group Co. Ltd.	125,500	515,762
L’Oreal SA	27,610	12,882,803
Unilever plc	9,538	514,323

		13,912,888

Pharmaceuticals - 8.4%
Astellas Pharma, Inc.	25,100	367,543
AstraZeneca plc	17,821	2,564,882
China Medical System Holdings Ltd.	753,000	1,264,865
GSK plc	411,640	7,333,348
Livzon Pharmaceutical Group, Inc., Class H	75,300	256,835
Novartis AG (Registered)	112,950	11,866,363
Novo Nordisk A/S, Class B	80,571	13,019,047
Orion OYJ, Class B	4,016	154,709
Roche Holding AG	502	167,362
Roche Holding AG - BR	35,893	11,204,529
Sanofi	1,255	134,343

		48,333,826

Professional Services - 2.8%
Bureau Veritas SA	163,401	4,500,341
Randstad NV	82,830	4,865,754
Recruit Holdings Co. Ltd.	50,200	1,742,938
RELX plc	67,770	2,284,542
SGS SA (Registered)	29,346	2,858,599

		16,252,174

Real Estate Management & Development - 2.1%
China Vanke Co. Ltd., Class H	150,600	212,034
CK Asset Holdings Ltd.	125,500	724,159
Daito Trust Construction Co. Ltd.	35,700	3,841,871
Land & Houses PCL, NVDR	5,547,100	1,377,507
Longfor Group Holdings Ltd.(a)	753,000	2,003,507
Sun Hung Kai Properties Ltd.	319,500	3,996,464

		12,155,542

Semiconductors & Semiconductor Equipment - 5.5%
Advantest Corp.	23,000	3,160,719
ASML Holding NV	12,801	9,204,983
MediaTek, Inc.	217,000	4,764,450
Novatek Microelectronics Corp.	319,000	4,303,884
Parade Technologies Ltd.	32,000	936,789
Realtek Semiconductor Corp.	85,000	1,164,384
Taiwan Semiconductor Manufacturing Co. Ltd.	409,222	7,357,180
Vanguard International Semiconductor Corp.	312,000	767,429

		31,659,818

Software - 1.1%
Nemetschek SE	54,969	4,014,546
SAP SE	4,267	585,250

Investments	Shares	Value ($)
Temenos AG (Registered)	17,319	1,493,648

		6,093,444

Specialty Retail - 1.9%
H & M Hennes & Mauritz AB, Class B	124,245	2,090,556
Industria de Diseno Textil SA	142,317	5,462,093
Topsports International Holdings Ltd.(a)	1,004,000	920,487
ZOZO, Inc.	136,000	2,653,378

		11,126,514

Technology Hardware, Storage & Peripherals - 0.7%
Catcher Technology Co. Ltd.	214,000	1,181,455
Samsung Electronics Co. Ltd.	56,224	3,078,834

		4,260,289

Textiles, Apparel & Luxury Goods - 2.5%
ANTA Sports Products Ltd.	150,600	1,763,086
Bosideng International Holdings Ltd.	2,722,000	1,242,556
Hermes International	3,378	7,510,281
LVMH Moet Hennessy Louis Vuitton SE	3,514	3,285,845
Pandora A/S	5,522	554,218

		14,355,986

Tobacco - 1.6%
Imperial Brands plc	201,051	4,758,460
Japan Tobacco, Inc.	209,900	4,658,043

		9,416,503

Trading Companies & Distributors - 0.9%
Howden Joinery Group plc	290,156	2,751,436
ITOCHU Corp.(b)	62,600	2,533,432

		5,284,868

Wireless Telecommunication Services - 0.7%
Intouch Holdings PCL, NVDR	251,000	564,642
KDDI Corp.	25,100	739,680
Tele2 AB, Class B	350,396	2,641,767

		3,946,089

TOTAL COMMON STOCKS (COST $528,493,174)		557,354,894

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Capital Markets - 0.0%(c)
Macquarie Korea Infrastructure Fund, expiring 8/1/2023, price 12,550.00 KRW* (Cost $–)	3,222	151

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 1.1%(d)

REPURCHASE AGREEMENTS - 1.1%
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $5,609,098, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $5,677,446	5,608,276	5,608,276
Societe Generale, 5.34%, dated 7/31/2023, due 8/1/2023, repurchase price $1,000,148, collateralized by various U.S. Treasury Securities, ranging from 1.38% - 4.75%, maturing 2/15/2037 - 5/15/2051; total market value $1,016,122	1,000,000	1,000,000

		6,608,276

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $6,608,276)		6,608,276

Total Investments - 97.9% (Cost $535,101,450)		563,963,321
Other assets less liabilities - 2.1%		12,006,142

Net Assets - 100.0%		575,969,463

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $22,961,005, collateralized in the form of cash with a value of $6,608,276 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $13,104,620 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.39%, and maturity dates ranging from July 31, 2023 – August 15, 2052 and $4,946,214 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from December 13, 2023 – September 20, 2117; a total value of $24,659,110.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $6,608,276.

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	75	09/15/2023	EUR	$3,717,799	$114,001
FTSE 100 Index	38	09/15/2023	GBP	3,759,360	73,197
Hang Seng Index	4	08/30/2023	HKD	518,112	25,138
MSCI Emerging Markets E-Mini Index	97	09/15/2023	USD	5,113,355	234,802
S&P/TSX 60 Index	8	09/14/2023	CAD	1,507,312	44,257
SPI 200 Index	16	09/21/2023	AUD	1,983,275	72,910
TOPIX Index	13	09/07/2023	JPY	2,129,153	86,188

					$650,493

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2023:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	1,123,008	Citibank NA	USD		846,466	09/20/2023	$7,294
CHF	1,181,954	Toronto-Dominion Bank (The)	USD		1,329,754	09/20/2023	41,214
DKK	633,221	JPMorgan Chase Bank NA	USD		92,670	09/20/2023	1,297
EUR	1,044,389	Morgan Stanley	USD		1,147,689	09/20/2023	6,673
EUR	1,388,109	Toronto-Dominion Bank (The)	USD		1,511,788	09/20/2023	22,487
GBP	910,320	JPMorgan Chase Bank NA	USD		1,156,241	09/20/2023	15,270
HKD	2,574,949	Goldman Sachs & Co.	USD		329,577	09/20/2023	731
KRW*	740,189,704	Toronto-Dominion Bank (The)	USD		582,318	09/20/2023	59
SEK	2,423,745	JPMorgan Chase Bank NA	USD		228,576	09/20/2023	2,664
USD	450,740	JPMorgan Chase Bank NA	AUD		655,327	09/20/2023	8,367
USD	600,056	Morgan Stanley	JPY		83,915,637	09/20/2023	4,720
USD	962,674	Toronto-Dominion Bank (The)	KRW	*	1,214,846,743	09/20/2023	6,841

Total unrealized appreciation							$117,617

AUD	1,264,331	JPMorgan Chase Bank NA	USD		863,344	09/20/2023	$(9,867)
CHF	468,279	Toronto-Dominion Bank (The)	USD		546,864	09/20/2023	(3,700)
JPY	203,989,478	Citibank NA	USD		1,484,995	09/20/2023	(37,800)
JPY	154,190,444	Toronto-Dominion Bank (The)	USD		1,124,149	09/20/2023	(30,251)
TWD*	4,758,650	BNP Paribas SA	USD		156,857	09/20/2023	(4,508)
USD	537,259	Citibank NA	BRL	*	2,653,155	09/20/2023	(15,734)
USD	570,021	Morgan Stanley	CAD		751,196	09/20/2023	(1,071)
USD	952,048	Toronto-Dominion Bank (The)	CHF		843,597	09/20/2023	(26,454)
USD	1,801,084	Morgan Stanley	EUR		1,641,311	09/20/2023	(13,054)
USD	753,072	Toronto-Dominion Bank (The)	GBP		587,274	09/20/2023	(2,705)
USD	1,063,328	BNP Paribas SA	HKD		8,312,109	09/20/2023	(2,930)
USD	599,907	UBS AG	HKD		4,682,879	09/20/2023	(801)
USD	137,147	JPMorgan Chase Bank NA	MXN		2,396,034	09/20/2023	(4,981)
USD	2,134,736	BNP Paribas SA	TWD	*	66,871,448	09/20/2023	(6,172)
USD	148,052	Toronto-Dominion Bank (The)	ZAR		2,739,232	09/20/2023	(5,269)

Total unrealized depreciation							$(165,297)

Net unrealized depreciation							$(47,680)

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
SEK	—	Swedish Krona
TWD	—	Taiwan Dollar
USD	—	US Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Australia	5.9%
Belgium	0.9
Brazil	1.8
Canada	5.2
Chile	0.5
China	8.6
Czech Republic	0.6
Denmark	3.4
Finland	1.4
France	5.1
Germany	2.5
Greece	0.8
Hong Kong	1.6
India	3.6
Indonesia	1.0
Italy	0.6
Japan	11.8
Mexico	1.9
Netherlands	2.9
New Zealand	0.0 †
Norway	3.0
Poland	0.9
Qatar	0.3
Saudi Arabia	0.2
South Africa	1.4
South Korea	1.3
Spain	2.3
Sweden	2.4
Switzerland	9.5
Taiwan	5.3
Thailand	0.3
Turkey	0.3
United Arab Emirates	1.2
United Kingdom	8.3
Other[1]	3.2

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	96.8%
Rights	0.0 †
Securities Lending Reinvestments	1.1
Others(1)	2.1

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 95.6%

Aerospace & Defense - 0.2%
Thales SA	476	71,348

Air Freight & Logistics - 0.4%
DHL Group	1,330	68,510
SG Holdings Co. Ltd.	2,800	40,882

		109,392

Automobile Components - 1.6%
Bridgestone Corp.	5,700	236,417
Tube Investments of India Ltd.	6,258	234,285

		470,702

Automobiles - 1.7%
Hero MotoCorp Ltd.	5,698	221,945
Toyota Motor Corp.	4,200	70,532
Yadea Group Holdings Ltd.(a)	92,000	208,332

		500,809

Banks - 11.4%
Akbank TAS	43,484	45,120
Banco de Chile	614,138	68,327
Bank of China Ltd., Class H	238,000	88,197
Bank of Communications Co. Ltd., Class H	84,000	50,624
Bankinter SA	9,380	60,790
Barclays plc	117,684	234,637
BOC Hong Kong Holdings Ltd.	21,000	63,818
China Everbright Bank Co. Ltd., Class H	154,000	45,813
Commonwealth Bank of Australia	4,732	337,073
Credit Agricole SA	5,138	63,934
Hang Seng Bank Ltd.	4,200	63,926
HSBC Holdings plc	4,270	35,508
Japan Post Bank Co. Ltd.	23,800	198,166
KBC Group NV	2,254	169,984
National Bank of Canada(b)	994	77,994
Nordea Bank Abp	8,862	100,432
Royal Bank of Canada	5,236	520,040
Sberbank of Russia PJSC‡	79,800	—
Sumitomo Mitsui Financial Group, Inc.	7,400	348,646
Swedbank AB, Class A	11,326	207,980
Toronto-Dominion Bank (The)	252	16,649
Turkiye Garanti Bankasi A/S	156,828	255,684
Turkiye Is Bankasi A/S, Class C	103,600	58,135
Yapi ve Kredi Bankasi A/S	432,544	228,587

		3,340,064

Broadline Retail - 0.5%
B&M European Value Retail SA	9,674	68,857
Dollarama, Inc.	1,288	84,996

		153,853

Investments	Shares	Value ($)
Building Products - 0.2%
Xinyi Glass Holdings Ltd.	42,000	69,365

Capital Markets - 3.3%
Deutsche Boerse AG	812	156,046
GF Securities Co. Ltd., Class H	134,400	214,386
Korea Investment Holdings Co. Ltd.	1,372	52,581
Macquarie Korea Infrastructure Fund	21,546	205,039
Moscow Exchange MICEX-RTS PJSC‡	227,100	—
NH Investment & Securities Co. Ltd.	6,888	53,498
Samsung Securities Co. Ltd.	5,278	148,653
Singapore Exchange Ltd.	19,600	143,332

		973,535

Chemicals - 2.3%
Croda International plc	840	63,658
Evonik Industries AG	1,876	38,907
Fertiglobe plc	233,226	227,318
Nutrien Ltd.	2,058	142,078
Yara International ASA	4,648	190,395

		662,356

Commercial Services & Supplies - 0.1%
Brambles Ltd.	3,164	29,998

Construction & Engineering - 0.5%
Taisei Corp.	2,000	75,817
WSP Global, Inc.	574	79,215

		155,032

Consumer Staples Distribution & Retail - 1.3%
BIM Birlesik Magazalar A/S	8,022	64,380
Kesko OYJ, Class B	7,728	155,031
Loblaw Cos. Ltd.	1,484	131,911
Metro, Inc., Class A	448	24,156

		375,478

Containers & Packaging - 0.2%
Smurfit Kappa Group plc	1,638	65,376

Diversified REITs - 0.1%
Growthpoint Properties Ltd., REIT	58,030	41,343

Diversified Telecommunication Services - 2.9%
BT Group plc(b)	38,892	61,049
Elisa OYJ	3,402	177,942
Koninklijke KPN NV	61,194	222,109
Nippon Telegraph & Telephone Corp.	90,000	103,188
Spark New Zealand Ltd.	2,100	6,770
Telefonica Deutschland Holding AG	20,678	55,879
Telenor ASA	18,774	201,352
Telia Co. AB(b)	12,320	26,534

		854,823

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Electric Utilities - 3.0%
CPFL Energia SA	18,200	136,891
EDP - Energias de Portugal SA	13,692	64,158
Enel SpA	24,458	169,132
Fortum OYJ	4,648	63,084
Hydro One Ltd.(a)	2,576	72,803
Iberdrola SA(b)	4,054	50,754
Power Grid Corp. of India Ltd.	54,460	176,162
Redeia Corp. SA	3,598	60,318
SSE plc	3,346	72,563

		865,865

Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	1,600	23,097

Electronic Equipment, Instruments & Components - 0.9%
Kingboard Laminates Holdings Ltd.	44,000	44,967
Largan Precision Co. Ltd.	3,000	207,627

		252,594

Entertainment - 0.1%
Capcom Co. Ltd.(b)	600	27,027

Financial Services - 0.5%
Power Finance Corp. Ltd.	49,826	158,355

Food Products - 3.7%
JBS SA	18,200	71,850
Nestle SA (Registered)	8,162	1,006,350

		1,078,200

Gas Utilities - 1.9%
Adani Total Gas Ltd.	6,944	56,034
Enagas SA	910	16,189
Naturgy Energy Group SA(b)	7,084	216,662
Petronas Gas Bhd.	51,800	196,218
Snam SpA	13,790	72,706

		557,809

Ground Transportation - 1.2%
Aurizon Holdings Ltd.	84,980	218,175
Canadian National Railway Co.	1,134	137,708

		355,883

Health Care Equipment & Supplies - 0.8%
Olympus Corp.	13,900	226,628

Hotels, Restaurants & Leisure - 0.9%
Genting Singapore Ltd.	74,200	52,529
OPAP SA	12,445	219,677

		272,206

Household Durables - 0.8%
Persimmon plc	3,402	50,731
Sekisui Chemical Co. Ltd.	8,400	127,644
Sekisui House Ltd.(b)	2,900	59,172

		237,547

Industrial Conglomerates - 1.1%
Alfa SAB de CV, Class A	32,200	19,799

Investments	Shares	Value ($)
Jardine Matheson Holdings Ltd.	1,000	49,380
Quinenco SA	13,594	47,283
Siemens AG (Registered)	28	4,784
Toshiba Corp.	6,400	206,712

		327,958

Insurance - 3.2%
AIA Group Ltd.	200	1,985
Allianz SE (Registered)	910	218,122
BB Seguridade Participacoes SA	30,800	201,489
Medibank Pvt Ltd.	25,032	59,206
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	420	158,648
Sampo OYJ, Class A	1,946	86,016
Zurich Insurance Group AG	420	203,883

		929,349

Interactive Media & Services - 0.7%
Tencent Holdings Ltd.	4,200	190,863

IT Services - 2.4%
Arabian Internet & Communications Services Co.	714	69,466
Chinasoft International Ltd.(b)	84,000	52,347
Elm Co.	448	81,227
HCL Technologies Ltd.	15,050	204,335
Itochu Techno-Solutions Corp.	2,500	63,380
Tata Consultancy Services Ltd.	5,544	230,624

		701,379

Leisure Products - 0.7%
Shimano, Inc.	1,400	212,345

Machinery - 1.3%
ANDRITZ AG	3,668	194,362
Kone OYJ, Class B	3,486	179,260

		373,622

Marine Transportation - 2.9%
AP Moller - Maersk A/S, Class A	42	84,692
COSCO SHIPPING Holdings Co. Ltd., Class H	168,000	177,291
Evergreen Marine Corp. Taiwan Ltd.	41,000	135,682
Orient Overseas International Ltd.	10,500	174,895
SITC International Holdings Co. Ltd.	98,000	213,625
Yang Ming Marine Transport Corp.	36,000	53,267

		839,452

Metals & Mining - 6.8%
BHP Group Ltd.	29,092	901,964
China Hongqiao Group Ltd.(b)	70,000	67,229
Fortescue Metals Group Ltd.	4,956	72,403
Jindal Steel & Power Ltd.	31,556	256,576
Kumba Iron Ore Ltd.	4,354	119,624
Magnitogorsk Iron & Steel Works PJSC*‡	172,884	—
Novolipetsk Steel PJSC*‡	47,108	—
Rio Tinto Ltd.	112	8,835

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Rio Tinto plc	6,398	423,947
Severstal PAO*‡	6,900	—
Vedanta Ltd.	37,506	125,858

		1,976,436

Multi-Utilities - 0.2%
Canadian Utilities Ltd., Class A	518	12,924
Engie SA	2,100	34,527

		47,451

Oil, Gas & Consumable Fuels - 6.5%
Adaro Energy Indonesia Tbk. PT	1,194,200	190,850
Aker BP ASA	2,744	76,842
BP plc	33,040	205,328
Cenovus Energy, Inc.	5,208	99,234
China Petroleum & Chemical Corp., Class H	112,000	62,472
Equinor ASA	7,686	234,307
Exxaro Resources Ltd.	15,484	141,068
LUKOIL PJSC‡	240	—
Pembina Pipeline Corp.	1,946	61,725
Petroleo Brasileiro SA (Preference)	37,800	247,203
Shell plc	3,528	107,400
Surgutneftegas PJSC (Preference)‡	276,000	—
TotalEnergies SE	3,864	235,422
United Tractors Tbk. PT	61,400	112,071
Yankuang Energy Group Co. Ltd., Class H(b)	90,000	135,022

		1,908,944

Personal Care Products - 2.5%
Kobayashi Pharmaceutical Co. Ltd.	3,400	187,086
L’Oreal SA	1,078	502,994
Unilever plc	616	33,217

		723,297

Pharmaceuticals - 8.1%
AstraZeneca plc	868	124,927
China Medical System Holdings Ltd.	126,000	211,651
GSK plc	23,968	426,989
Novartis AG (Registered)	3,612	379,471
Novo Nordisk A/S, Class B	1,092	176,450
Orion OYJ, Class B	182	7,011
Roche Holding AG	28	9,335
Roche Holding AG - BR	3,164	987,689
Sanofi	532	56,949

		2,380,472

Professional Services - 1.0%
Bureau Veritas SA	7,322	201,660
Computershare Ltd.	2,422	40,932
RELX plc	378	12,743
Teleperformance	280	40,673

		296,008

Real Estate Management & Development - 2.0%
CapitaLand Investment Ltd.	22,400	57,358
China Overseas Land & Investment Ltd.	14,000	32,959
CK Asset Holdings Ltd.	37,000	213,497
Daito Trust Construction Co. Ltd.	1,800	193,708

Investments	Shares	Value ($)
Land & Houses PCL, NVDR	306,600	76,138

		573,660

Semiconductors & Semiconductor Equipment - 3.2%
ASML Holding NV	266	191,276
Novatek Microelectronics Corp.	8,000	107,934
Powerchip Semiconductor Manufacturing Corp.	28,000	26,684
SUMCO Corp.	4,200	61,191
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	377,548
Vanguard International Semiconductor Corp.	70,000	172,180

		936,813

Software - 0.1%
SAP SE	196	26,883

Specialty Retail - 2.3%
Abu Dhabi National Oil Co. for Distribution PJSC	51,534	54,718
Industria de Diseno Textil SA	7,322	281,017
Jarir Marketing Co.	47,152	194,812
Topsports International Holdings Ltd.(a)	14,000	12,835
ZOZO, Inc.	6,200	120,963

		664,345

Technology Hardware, Storage & Peripherals - 2.3%
Catcher Technology Co. Ltd.	25,000	138,020
Inventec Corp.	85,000	172,291
Lite-On Technology Corp.	28,000	134,091
Ricoh Co. Ltd.	8,000	71,143
Samsung Electronics Co. Ltd.	2,632	144,129

		659,674

Textiles, Apparel & Luxury Goods - 1.0%
F&F Co. Ltd.	378	30,693
Kering SA	98	56,575
LVMH Moet Hennessy Louis Vuitton SE	182	170,183
Pandora A/S	322	32,318

		289,769

Tobacco - 2.3%
British American Tobacco plc	6,062	204,000
Imperial Brands plc	10,080	238,573
Japan Tobacco, Inc.	10,400	230,794

		673,367

Trading Companies & Distributors - 2.0%
Ferguson plc	588	94,607
ITOCHU Corp.(b)	4,900	198,304
Mitsubishi Corp.	3,900	199,419
Sumitomo Corp.	4,200	90,072

		582,402

Wireless Telecommunication Services - 2.4%
Intouch Holdings PCL, NVDR	100,800	226,757
KDDI Corp.	5,600	165,028
SoftBank Corp.	7,100	78,855
Tele2 AB, Class B	21,280	160,438
Vodafone Group plc	85,302	81,690

		712,768

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
TOTAL COMMON STOCKS (COST $27,398,498)		27,955,942

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)
Capital Markets - 0.0%(c)
Macquarie Korea Infrastructure Fund, expiring 8/1/2023, price 12,550.00 KRW* (Cost $–)	1,577	74

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.1%(d)
REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $27,916, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $28,256 (Cost $27,911)	27,911	27,911

Total Investments - 95.7% (Cost $27,426,409)		27,983,927
Other assets less liabilities - 4.3%		1,250,360

Net Assets - 100.0%		29,234,287

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $745,176, collateralized in the form of cash with a value of $27,911 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $402,005 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.39%, and maturity dates ranging from July 31, 2023 – August 15, 2052 and $381,760 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 7, 2023 – September 20, 2117; a total value of $811,676.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $27,911.

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
KRW	Korean Won
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	8	09/15/2023	USD	$882,320	$24,957
MSCI Emerging Markets E-Mini Index	7	09/15/2023	USD	369,005	15,335

					$40,292

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Australia	5.7%
Austria	0.7
Belgium	0.6
Brazil	2.3
Canada	5.0
Chile	0.4
China	6.1
Denmark	1.0
Finland	2.3
France	4.9
Germany	2.5
Greece	0.8
Hong Kong	2.1
India	5.7
Indonesia	1.0
Italy	0.8
Japan	12.4
Malaysia	0.7
Mexico	0.1
Netherlands	1.4
New Zealand	0.0 †
Norway	2.4
Portugal	0.2
Saudi Arabia	1.2
Singapore	1.0
South Africa	1.0
South Korea	2.2
Spain	2.3
Sweden	1.7
Switzerland	8.8
Taiwan	5.2
Thailand	1.0
Turkey	2.2
United Arab Emirates	1.0
United Kingdom	8.9
Other[1]	4.4

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	95.6%
Rights	0.0 †
Securities Lending Reinvestments	0.1
Others(1)	4.3

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.8%

Air Freight & Logistics - 1.4%
DHL Group	7,420	382,213
DSV A/S	3,304	663,312

		1,045,525

Automobile Components - 0.4%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	33,600	149,071
Magna International, Inc.	2,828	182,217

		331,288

Automobiles - 2.7%
Ford Otomotiv Sanayi A/S	5,376	189,590
Geely Automobile Holdings Ltd.	243,000	350,851
Mercedes-Benz Group AG	11,956	957,547
Yadea Group Holdings Ltd.(a)(b)	252,000	570,649

		2,068,637

Banks - 14.0%
Agricultural Bank of China Ltd., Class H	448,000	162,571
ANZ Group Holdings Ltd.	44,156	766,179
Banco Bilbao Vizcaya Argentaria SA	43,708	347,452
Banco del Bajio SA(a)(b)	162,400	496,364
Bank of Communications Co. Ltd., Class H	784,000	472,489
Bank of Montreal	10,304	959,280
Barclays plc	186,732	372,305
BNP Paribas SA	8,344	552,165
China Construction Bank Corp., Class H	840,000	487,927
China Merchants Bank Co. Ltd., Class H	112,000	552,195
Credit Agricole SA	14,672	182,569
FinecoBank Banca Fineco SpA	42,308	658,418
Industrial & Commercial Bank of China Ltd., Class H	1,120,000	545,732
KBC Group NV	9,324	703,164
Komercni Banka A/S	16,744	551,003
Nordea Bank Abp	23,492	266,232
Powszechna Kasa Oszczednosci Bank Polski SA	73,052	743,577
Royal Bank of Canada	12,236	1,215,280
Sberbank of Russia PJSC (Preference)‡	31,920	—
Skandinaviska Enskilda Banken AB, Class A	50,540	613,502
Standard Bank Group Ltd.	13,496	144,949

		10,793,353

Beverages - 0.7%
Diageo plc	13,160	575,275

Investments	Shares	Value ($)
Broadline Retail - 0.5%
momo.com, Inc.	22,000	419,328

Building Products - 1.0%
Geberit AG (Registered)	1,092	621,552
Lixil Corp.	11,800	150,947

		772,499

Capital Markets - 3.8%
3i Group plc	25,956	660,245
Amundi SA(a)	2,324	142,978
Julius Baer Group Ltd.	6,244	443,710
Partners Group Holding AG	672	758,166
Samsung Securities Co. Ltd.	8,456	238,160
UBS Group AG (Registered)	31,332	696,688

		2,939,947

Chemicals - 3.0%
BASF SE	7,280	391,456
Fertiglobe plc	400,176	390,038
Nissan Chemical Corp.(b)	9,800	440,131
Shin-Etsu Chemical Co. Ltd.	16,800	553,260
Sociedad Quimica y Minera de Chile SA (Preference), Class B	5,180	379,566
Wacker Chemie AG	1,036	161,456
Yara International ASA	392	16,057

		2,331,964

Construction Materials - 0.1%
CRH plc	868	51,851

Consumer Staples Distribution & Retail - 0.2%
Cencosud SA	27,860	59,835
Jeronimo Martins SGPS SA	3,948	107,777
Kesko OYJ, Class B	1,036	20,783

		188,395

Diversified REITs - 0.9%
Growthpoint Properties Ltd., REIT	185,472	132,139
Stockland, REIT(b)	189,672	539,360

		671,499

Diversified Telecommunication Services - 0.3%
Telefonica SA	47,208	201,795
Telenor ASA	1,680	18,018

		219,813

Electric Utilities - 0.9%
Enel SpA	39,592	273,786
Fortum OYJ	21,672	294,141
SSE plc	5,460	118,408

		686,335

Electronic Equipment, Instruments & Components - 0.6%
Nan Ya Printed Circuit Board Corp.	59,000	465,594

Entertainment - 0.6%
Universal Music Group NV	16,800	432,138

Financial Services - 3.1%
FirstRand Ltd.	90,216	369,259

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
GMO Payment Gateway, Inc.	5,600	427,055
Power Finance Corp. Ltd.	233,380	741,720
REC Ltd.	335,328	827,427

		2,365,461

Food Products - 1.7%
JBS SA	47,600	187,917
Nestle SA (Registered)	4,536	559,275
Uni-President China Holdings Ltd.	560,000	483,260
Yihai International Holding Ltd.(b)	51,000	116,404

		1,346,856

Gas Utilities - 0.3%
Kunlun Energy Co. Ltd.	192,000	156,334
Naturgy Energy Group SA(b)	2,044	62,515

		218,849

Ground Transportation - 0.7%
Aurizon Holdings Ltd.	191,884	492,637
TFI International, Inc.	476	61,206

		553,843

Health Care Equipment & Supplies - 2.2%
Hoya Corp.	5,700	663,154
Sonova Holding AG (Registered)	2,100	587,472
Straumann Holding AG (Registered)	1,288	214,184
Sysmex Corp.	3,300	223,554

		1,688,364

Health Care Providers & Services - 0.6%
Amplifon SpA	14,028	476,216

Health Care Technology - 0.7%
M3, Inc.	25,200	578,742

Hotels, Restaurants & Leisure - 1.0%
Evolution AB(a)	1,736	214,450
OPAP SA	32,040	565,564

		780,014

Household Durables - 1.1%
Haier Smart Home Co. Ltd., Class H	50,400	164,473
Persimmon plc	9,744	145,305
Taylor Wimpey plc	353,584	520,223

		830,001

Industrial Conglomerates - 0.9%
Industries Qatar QSC	149,576	547,761
Quinenco SA	35,056	121,933

		669,694

Industrial REITs - 0.2%
Goodman Group, REIT	13,496	186,796

Insurance - 2.1%
AXA SA	13,832	426,556
BB Seguridade Participacoes SA	30,800	201,489
Legal & General Group plc	56,616	170,020
Manulife Financial Corp.	33,572	672,333
Powszechny Zaklad Ubezpieczen SA	17,416	176,706

		1,647,104

Investments	Shares	Value ($)
Interactive Media & Services - 2.6%
Autohome, Inc., ADR	3,976	127,113
REA Group Ltd.(b)	5,712	606,338
Rightmove plc	78,484	575,998
SEEK Ltd.(b)	9,744	163,493
Tencent Holdings Ltd.	12,300	558,955

		2,031,897

IT Services - 0.2%
Infosys Ltd.	7,644	125,995

Leisure Products - 0.6%
Shimano, Inc.	3,100	470,193

Machinery - 4.4%
Atlas Copco AB, Class A	21,168	301,580
Atlas Copco AB, Class B	4,592	56,791
Daifuku Co. Ltd.	29,000	619,475
FANUC Corp.	16,800	514,121
MISUMI Group, Inc.	22,400	409,043
VAT Group AG(a)(b)	1,596	681,409
Volvo AB, Class B	12,012	265,276
Yaskawa Electric Corp.(b)	12,500	542,916

		3,390,611

Marine Transportation - 2.6%
AP Moller - Maersk A/S, Class A(b)	196	395,230
COSCO SHIPPING Holdings Co. Ltd., Class H	350,000	369,357
Evergreen Marine Corp. Taiwan Ltd.	112,000	370,643
Hapag-Lloyd AG(a)	84	19,208
Orient Overseas International Ltd.(b)	28,000	466,385
Yang Ming Marine Transport Corp.	280,000	414,300

		2,035,123

Media - 0.5%
Publicis Groupe SA	2,576	208,525
WPP plc	16,492	180,705

		389,230

Metals & Mining - 6.6%
BHP Group Ltd.	78,148	2,422,888
Fortescue Metals Group Ltd.	14,280	208,618
Gerdau SA (Preference)	21,965	135,058
Kumba Iron Ore Ltd.	20,524	563,887
MMC Norilsk Nickel PJSC*‡	2,128	—
Norsk Hydro ASA	87,388	573,574
Rio Tinto plc	9,632	638,240
Severstal PAO*‡	7,952	—
Vedanta Ltd.	163,800	549,659

		5,091,924

Oil, Gas & Consumable Fuels - 7.8%
Adaro Energy Indonesia Tbk. PT	1,358,000	217,028
Canadian Natural Resources Ltd.	17,276	1,052,507
Coal India Ltd.	187,040	521,332
Equinor ASA(b)	14,672	447,274
Exxaro Resources Ltd.	60,816	554,068
OMV AG	3,612	163,279
Ovintiv, Inc.(b)	4,816	221,970

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Petroleo Brasileiro SA	56,000	409,783
Petroleo Brasileiro SA (Preference)	117,600	769,077
Shell plc	3,472	105,695
United Tractors Tbk. PT	336,000	613,289
Var Energi ASA	215,180	657,249
Woodside Energy Group Ltd.(b)	10,109	258,784

		5,991,335

Personal Care Products - 2.2%
L’Oreal SA	3,724	1,737,615

Pharmaceuticals - 3.8%
Astellas Pharma, Inc.	16,800	246,005
AstraZeneca plc	1,148	165,226
China Medical System Holdings Ltd.	267,000	448,498
Chugai Pharmaceutical Co. Ltd.	7,300	217,387
CSPC Pharmaceutical Group Ltd.	422,000	351,184
GSK plc	29,428	524,258
Novartis AG (Registered)	1,316	138,257
Novo Nordisk A/S, Class B	3,752	606,266
Orion OYJ, Class B	448	17,258
Roche Holding AG	644	201,034

		2,915,373

Professional Services - 1.8%
Randstad NV	10,864	638,194
Recruit Holdings Co. Ltd.	22,400	777,725

		1,415,919

Real Estate Management & Development - 1.2%
China Evergrande Group*‡(b)	928,000	—
Daiwa House Industry Co. Ltd.	3,800	103,291
Land & Houses PCL, NVDR	800,800	198,862
Longfor Group Holdings Ltd.(a)	238,000	633,247

		935,400

Retail REITs - 0.2%
RioCan REIT, REIT(b)	8,036	122,410

Semiconductors & Semiconductor Equipment - 7.7%
ASM International NV	420	200,394
ASML Holding NV	4,704	3,382,567
Globalwafers Co. Ltd.	8,000	130,845
MediaTek, Inc.	13,000	285,428
Novatek Microelectronics Corp.	43,000	580,147
Taiwan Semiconductor Manufacturing Co. Ltd.	44,000	791,052
Tokyo Electron Ltd.	3,600	538,303

		5,908,736

Software - 0.7%
Nemetschek SE	7,364	537,814

Specialty Retail - 1.8%
Fast Retailing Co. Ltd.	1,100	275,310
Industria de Diseno Textil SA	19,516	749,020
ZOZO, Inc.	18,500	360,937

		1,385,267

Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co. Ltd.	6,412	351,122

Investments	Shares	Value ($)
Samsung Electronics Co. Ltd. (Preference)	6,160	277,397

		628,519

Textiles, Apparel & Luxury Goods - 4.2%
Burberry Group plc	7,784	222,640
Cie Financiere Richemont SA (Registered)	6,916	1,119,357
Hermes International	212	471,338
Kering SA	560	323,285
LVMH Moet Hennessy Louis Vuitton SE	280	261,820
Moncler SpA	1,344	97,386
Pandora A/S	6,552	657,594
Shenzhou International Group Holdings Ltd.	11,200	117,835

		3,271,255

Tobacco - 1.5%
Imperial Brands plc	23,072	546,067
Japan Tobacco, Inc.	28,000	621,368

		1,167,435

Trading Companies & Distributors - 0.8%
Howden Joinery Group plc	65,128	617,583

Wireless Telecommunication Services - 0.1%
Vodafone Group plc	57,036	54,621

TOTAL COMMON STOCKS (COST $73,076,657)		75,559,636

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 1.2%(c)

REPURCHASE AGREEMENTS - 1.2%
Citigroup Global Markets, Inc., 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $915,563, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 2.63%, maturing 8/31/2026 - 2/15/2029; total market value $926,719 (Cost $915,429)	915,429	915,429

Total Investments - 99.0% (Cost $73,992,086)		76,475,065
Other assets less liabilities - 1.0%		761,759

Net Assets - 100.0%		77,236,824

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $4,119,825, collateralized in the form of cash with a value of $915,429 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,303,720 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from July 31, 2023 – November 15, 2052 and $244,752 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from December 13, 2023 – September 20, 2117; a total value of $4,463,901.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $915,429.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	11	09/15/2023	USD	$1,213,190	$39,099
MSCI Emerging Markets E-Mini Index	10	09/15/2023	USD	527,150	24,266

					$63,365

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of July 31, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	85,542	Citibank NA	USD	64,477	09/20/2023	$556
CHF	116,272	Morgan Stanley	USD	130,247	09/20/2023	4,618
JPY	17,000,000	Morgan Stanley	USD	120,085	09/20/2023	521
USD	88,442	Bank of Montreal	EUR	80,000	09/20/2023	18
USD	185,081	Citibank NA	JPY	25,424,060	09/20/2023	4,711

Total unrealized appreciation						$10,424

USD	130,811	Toronto-Dominion Bank (The)	CHF	116,272	09/20/2023	$(4,054)
USD	138,625	Toronto-Dominion Bank (The)	EUR	127,284	09/20/2023	(2,062)
USD	45,622	JPMorgan Chase Bank NA	GBP	35,918	09/20/2023	(603)

Total unrealized depreciation						$(6,719)

Net unrealized appreciation						$3,705

Abbreviations:

CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Australia	7.3%
Austria	0.2
Belgium	0.9
Brazil	2.2
Canada	5.8
Chile	0.7
China	9.4
Czech Republic	0.7
Denmark	3.0
Finland	0.4
France	5.6
Germany	3.2
Greece	0.7
India	3.6
Indonesia	1.1
Italy	2.0
Japan	11.3
Mexico	0.6
Netherlands	6.0
Norway	2.2
Poland	1.2
Portugal	0.1
Qatar	0.7
South Africa	2.3
South Korea	1.1
Spain	1.8
Sweden	2.2
Switzerland	7.8
Taiwan	4.5
Thailand	0.3
Turkey	0.3
United Arab Emirates	0.5
United Kingdom	8.1
Other[1]	2.2

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.8%
Securities Lending Reinvestments	1.2
Others(1)	1.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	61,829,864	61,120,995
2.00%, 1/15/2026	41,868,565	41,315,360
2.38%, 1/15/2027	93,433,096	93,999,717
1.75%, 1/15/2028	30,966,213	30,701,911
3.63%, 4/15/2028	42,736,368	45,946,186
2.50%, 1/15/2029	27,432,326	28,369,151
3.88%, 4/15/2029	49,324,700	54,616,026
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2024	56,422,903	54,444,795
0.25%, 1/15/2025	71,306,038	68,404,356
0.13%, 4/15/2025	56,622,824	53,955,911
0.38%, 7/15/2025	71,265,020	68,280,797
0.13%, 10/15/2025	54,356,601	51,641,956
0.63%, 1/15/2026	73,691,970	70,365,037
0.13%, 4/15/2026	62,540,383	58,773,302
0.13%, 7/15/2026(a)	175,701,807	165,334,714
0.13%, 10/15/2026	160,272,132	150,244,167
0.38%, 1/15/2027	182,103,394	171,218,092
0.13%, 4/15/2027	159,425,337	148,092,750
0.38%, 7/15/2027	62,210,744	58,515,159
1.63%, 10/15/2027	55,541,279	54,887,151
0.50%, 1/15/2028	64,913,585	60,961,716
1.25%, 4/15/2028(a)	56,439,400	54,804,090
0.75%, 7/15/2028	60,331,838	57,434,260
0.88%, 1/15/2029	59,171,015	56,292,784
0.25%, 7/15/2029	64,098,672	58,843,082
0.13%, 1/15/2030	65,699,451	59,142,337

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,951,681,182)		1,877,705,802

Total Investments - 99.9% (Cost $1,951,681,182)		1,877,705,802
Other assets less liabilities - 0.1%		2,038,434

Net Assets - 100.0%		1,879,744,236

(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $28,573,022, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from January 15, 2025 – May 15, 2053; a total value of $28,837,635.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (cont.)

Security Type	% of Net Assets
U.S. Treasury Obligations	99.9%
Others(1)	0.1

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.8%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2027	16,344,571	16,443,692
1.75%, 1/15/2028	14,884,280	14,757,240
3.63%, 4/15/2028	20,529,552	22,071,474
2.50%, 1/15/2029	23,082,193	23,870,459
3.88%, 4/15/2029	42,013,500	46,520,515
3.38%, 4/15/2032	5,563,377	6,302,426
2.13%, 2/15/2040	13,869,686	14,656,177
U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2026(a)	52,020	48,950
0.13%, 10/15/2026	27,711,840	25,977,956
0.38%, 1/15/2027	31,553,559	29,667,433
0.13%, 4/15/2027	27,565,090	25,605,653
0.38%, 7/15/2027	29,893,184	28,117,400
1.63%, 10/15/2027	26,685,973	26,371,684
0.50%, 1/15/2028	31,192,402	29,293,443
1.25%, 4/15/2028	27,150,004	26,363,343
0.75%, 7/15/2028	29,756,405	28,327,284
0.88%, 1/15/2029	50,152,094	47,712,566
0.25%, 7/15/2029	54,503,846	50,034,956
0.13%, 1/15/2030	31,568,361	28,417,691
0.13%, 7/15/2030	33,099,167	29,722,341
0.13%, 1/15/2031	32,930,872	29,279,211
0.13%, 7/15/2031	34,571,210	30,643,461
0.13%, 1/15/2032	36,465,310	32,055,286
0.63%, 7/15/2032	33,195,995	30,441,117
1.13%, 1/15/2033	33,252,623	31,769,894
1.38%, 7/15/2033	11,170,394	10,967,058

TOTAL U.S. TREASURY OBLIGATIONS (COST $723,686,147)		685,438,710

Total Investments - 99.8% (Cost $723,686,147)		685,438,710
Other assets less liabilities - 0.2%		1,246,629

Net Assets - 100.0%		686,685,339

(a)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $48,950. In addition, there was a receivable for the security that was sold on loan for $11,876,939. The security and the receivable are collateralized in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 3.50%, and maturity dates ranging from August 14, 2023 – May 25, 2054; a total value of $12,550,849. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (cont.)

Security Type	% of Net Assets
U.S. Treasury Obligations	99.8%
Others(1)	0.2

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 99.2%

FHLMC
2.50%, 1/1/2028	126,750	120,776
2.50%, 4/1/2028	384,878	366,448
2.50%, 7/1/2028	200,479	190,352
2.50%, 1/1/2029	28,222	26,830
2.50%, 1/1/2030	321,417	306,356
5.00%, 5/1/2034	42,197	42,414
5.00%, 7/1/2035	98,655	99,162
5.00%, 8/1/2035	79,693	80,103
5.00%, 10/1/2035	14,076	14,111
5.00%, 11/1/2035	135,917	136,617
5.00%, 12/1/2035	84,100	84,533
6.00%, 1/1/2037	54,964	56,967
6.00%, 4/1/2037	28,790	29,839
6.00%, 5/1/2037	49,224	51,018
5.00%, 2/1/2038	42,155	42,372
5.00%, 7/1/2038	41,765	41,980
5.00%, 10/1/2038	38,396	38,593
5.00%, 2/1/2039	99,364	99,874
5.00%, 5/1/2039	53,905	54,183
5.00%, 6/1/2039	19,275	19,375
5.00%, 7/1/2039	42,776	42,881
5.00%, 9/1/2039	4,471	4,494
6.00%, 11/1/2039	30,203	31,303
5.00%, 1/1/2040	13,167	13,200
5.00%, 3/1/2040	35,361	35,543
5.00%, 4/1/2040	15,636	15,717
6.00%, 4/1/2040	33,858	34,768
5.00%, 5/1/2040	13,985	14,019
6.00%, 5/1/2040	82,462	85,027
5.00%, 7/1/2040	80,393	80,707
6.00%, 7/1/2040	130,268	134,915
4.00%, 1/1/2041	11,776	11,276
5.00%, 5/1/2041	113,077	112,861
3.50%, 11/1/2041	55,757	51,966
3.00%, 3/1/2042	9,450	8,491
3.00%, 4/1/2042	72,700	65,322
3.00%, 6/1/2042	61,005	54,814
3.00%, 8/1/2042	34,312	30,829
3.00%, 11/1/2042	239,001	214,743
3.00%, 12/1/2042	74,386	66,837
3.00%, 1/1/2043	38,417	34,518
3.00%, 2/1/2043	20,305	18,245
3.00%, 3/1/2043	104,718	94,093
3.00%, 4/1/2043	25,044	22,501
3.00%, 6/1/2043	15,742	14,145
3.00%, 10/1/2043	49,000	44,027
4.00%, 8/1/2044	11,011	10,378
5.00%, 8/1/2044	31,354	31,515
4.00%, 1/1/2045	33,611	32,013
4.00%, 2/1/2045	74,323	71,601

Investments	Principal Amount ($)	Value ($)
4.50%, 2/1/2045	368,102	357,094
4.00%, 8/1/2045	83,717	79,758
4.00%, 9/1/2045	14,117	13,432
4.00%, 10/1/2045	141,788	134,800
4.00%, 11/1/2045	28,480	27,125
4.00%, 12/1/2045	11,811	11,233
4.00%, 1/1/2046	36,689	34,938
2.50%, 9/1/2046	21,815	18,726
3.00%, 11/1/2046	25,408	22,701
FHLMC UMBS
3.00%, 8/1/2026	44,049	42,665
3.00%, 1/1/2027	71,077	68,630
3.00%, 2/1/2027	40,991	39,513
3.00%, 4/1/2027	251,873	242,874
2.50%, 6/1/2027	24,184	23,091
2.50%, 3/1/2028	837,563	796,487
3.00%, 8/1/2029	114,651	108,966
2.50%, 8/1/2030	901,463	834,872
2.50%, 11/1/2030	36,989	35,080
3.00%, 5/1/2031	70,224	67,541
2.00%, 8/1/2031	28,464	25,725
4.00%, 8/1/2031	70,219	68,170
4.00%, 9/1/2031	63,787	61,924
2.00%, 11/1/2031	46,017	41,540
2.50%, 12/1/2031	616,524	569,900
2.00%, 1/1/2032	91,881	83,037
4.00%, 1/1/2032	85,911	83,401
2.00%, 2/1/2032	97,797	88,383
3.50%, 2/1/2032	156,349	149,451
4.00%, 2/1/2032	132,054	128,197
3.50%, 3/1/2032	132,883	127,020
3.50%, 7/1/2032	103,521	98,694
2.00%, 12/1/2032	754,126	681,524
3.00%, 4/1/2033	1,423,675	1,355,768
3.50%, 5/1/2033	31,430	29,732
3.00%, 10/1/2033	2,298,450	2,184,255
5.00%, 8/1/2035	361,084	362,514
2.00%, 10/1/2035	1,118,839	994,874
1.50%, 2/1/2036	1,180,782	1,016,001
2.00%, 3/1/2036	437,604	389,712
1.50%, 4/1/2036	784,794	675,258
4.00%, 5/1/2036	24,774	24,051
5.00%, 3/1/2038	48,807	49,000
5.00%, 7/1/2039	67,219	67,304
3.00%, 9/1/2039	103,265	93,700
3.00%, 10/1/2039	29,499	26,766
5.00%, 10/1/2039	24,130	24,226
3.00%, 11/1/2039	116,176	105,415
3.00%, 1/1/2040	98,254	89,152
5.00%, 1/1/2040	25,433	25,624
5.00%, 3/1/2040	37,229	37,377
5.00%, 5/1/2040	52,198	52,405
2.00%, 7/1/2040	105,345	90,036
1.50%, 10/1/2040	546,102	442,288
3.50%, 12/1/2040	41,742	38,858

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.00%, 1/1/2041	168,042	142,268
2.00%, 2/1/2041	1,208,109	1,028,056
1.50%, 3/1/2041	710,102	574,622
2.00%, 3/1/2041	608,205	517,182
4.50%, 3/1/2041	71,134	69,885
4.50%, 4/1/2041	15,536	15,277
1.50%, 5/1/2041	627,401	507,112
2.50%, 6/1/2041	786,933	685,399
4.00%, 1/1/2042	55,598	53,529
5.00%, 2/1/2042	44,610	44,787
3.50%, 11/1/2042	72,615	67,493
3.50%, 1/1/2043	36,698	34,253
3.50%, 2/1/2043	25,115	23,379
2.50%, 6/1/2043	384,506	329,815
4.00%, 12/1/2043	11,031	10,536
4.50%, 3/1/2044	51,637	50,674
4.00%, 6/1/2044	3,978	3,749
4.50%, 7/1/2044	19,114	18,687
4.00%, 8/1/2044	11,898	11,201
4.00%, 12/1/2044	708,414	667,359
4.50%, 12/1/2044	12,512	12,226
5.00%, 12/1/2044	117,712	118,178
4.00%, 2/1/2045	14,865	14,304
4.50%, 9/1/2045	14,639	14,276
4.00%, 10/1/2045	38,229	36,361
4.00%, 12/1/2045	18,980	18,118
4.50%, 12/1/2045	617,726	603,616
3.00%, 1/1/2046	41,139	36,917
4.00%, 1/1/2046	33,169	31,572
4.00%, 2/1/2046	1,031,143	986,221
4.50%, 4/1/2046	30,993	30,381
4.00%, 11/1/2046	948,611	894,517
4.50%, 3/1/2047	439,898	431,082
4.50%, 8/1/2048	417,190	407,522
6.00%, 6/1/2053	879,417	885,081
FNMA UMBS
3.50%, 12/1/2025	492,072	480,862
4.00%, 5/1/2026	286,353	279,146
3.00%, 11/1/2026	621,670	600,781
3.00%, 12/1/2026	186,525	180,096
3.50%, 12/1/2026	276,612	269,628
3.00%, 1/1/2027	62,392	60,245
3.00%, 2/1/2027	72,126	69,602
3.00%, 6/1/2027	240,795	231,914
3.00%, 8/1/2027	253,579	243,781
3.00%, 10/1/2027	73,952	71,085
3.00%, 11/1/2027	91,148	87,479
2.50%, 12/1/2027	179,163	170,573
2.50%, 1/1/2028	1,468,580	1,396,248
2.50%, 4/1/2028	60,243	57,282
2.50%, 9/1/2028	46,977	44,746
3.50%, 12/1/2028	89,341	85,473
3.00%, 2/1/2029	120,008	114,896
2.50%, 3/1/2029	222,956	212,016
2.50%, 6/1/2029	83,425	79,464
3.50%, 12/1/2029	713,978	686,540
2.50%, 7/1/2030	207,504	197,217
3.00%, 7/1/2030	799,487	765,680

Investments	Principal Amount ($)	Value ($)
2.50%, 8/1/2030	911,055	843,758
3.00%, 9/1/2030	1,134,779	1,087,250
3.50%, 10/1/2030	49,617	47,432
3.50%, 11/1/2030	8,545	8,169
3.50%, 2/1/2031	768,123	734,904
2.50%, 3/1/2031	429,496	407,325
4.00%, 8/1/2031	170,578	165,597
2.00%, 9/1/2031	23,348	21,100
2.00%, 11/1/2031	56,072	50,677
4.00%, 12/1/2031	59,671	57,927
4.00%, 3/1/2032	42,530	41,287
3.50%, 7/1/2032	225,788	215,083
3.50%, 10/1/2032	273,386	266,258
6.00%, 12/1/2032	9,962	10,215
6.00%, 4/1/2033	6,569	6,751
4.00%, 10/1/2033	34,937	33,918
4.00%, 3/1/2034	521,465	508,320
6.00%, 8/1/2034	33,868	35,060
6.50%, 9/1/2034	98,690	102,812
6.00%, 12/1/2034	150,523	155,571
3.00%, 2/1/2035	752,489	715,164
3.00%, 7/1/2035	1,045,759	990,299
5.00%, 8/1/2035	20,177	20,257
6.00%, 11/1/2035	29,405	30,346
5.00%, 12/1/2035	44,938	45,116
4.50%, 6/1/2036	458,749	451,021
6.00%, 6/1/2036	40,523	41,951
2.00%, 7/1/2036	939,750	832,369
2.50%, 7/1/2036	736,198	668,834
5.00%, 7/1/2036	19,995	20,074
6.50%, 8/1/2036	15,295	15,853
2.50%, 11/1/2036	560,590	503,238
6.00%, 11/1/2036	38,366	39,718
1.50%, 2/1/2037	874,283	752,205
6.00%, 8/1/2037	136,297	140,902
6.00%, 9/1/2037	19,069	19,740
6.50%, 10/1/2037	30,174	30,858
5.00%, 3/1/2038	48,855	49,049
5.00%, 5/1/2038	38,246	38,398
6.00%, 5/1/2038	13,399	13,860
6.00%, 9/1/2038	24,895	25,691
5.00%, 6/1/2039	43,303	43,475
3.50%, 8/1/2039	691,087	650,285
5.00%, 10/1/2039	43,680	43,854
3.00%, 1/1/2040	37,241	33,794
5.00%, 2/1/2040	37,830	38,328
5.00%, 6/1/2040	14,283	14,301
6.00%, 6/1/2040	102,709	105,614
3.50%, 1/1/2041	35,139	32,817
1.50%, 2/1/2041	786,594	636,859
3.50%, 2/1/2041	22,568	20,637
1.50%, 4/1/2041	425,674	344,245
2.00%, 5/1/2041	813,724	689,817
4.50%, 5/1/2041	37,511	36,842
5.00%, 5/1/2041	31,711	31,837
6.00%, 5/1/2041	23,035	23,819
4.50%, 6/1/2041	12,582	12,340
2.50%, 7/1/2041	595,579	517,794

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.00%, 7/1/2041	411,901	413,538
6.00%, 7/1/2041	26,375	27,304
4.50%, 8/1/2041	110,612	108,773
5.00%, 8/1/2041	60,634	60,875
4.00%, 9/1/2041	187,226	180,099
4.50%, 9/1/2041	69,847	68,502
3.50%, 10/1/2041	126,945	118,173
4.00%, 10/1/2041	47,562	45,792
5.00%, 10/1/2041	61,070	61,312
4.00%, 11/1/2041	69,478	66,451
4.00%, 12/1/2041	17,124	16,378
4.00%, 1/1/2042	156,807	148,263
4.50%, 1/1/2042	17,453	17,162
6.00%, 1/1/2042	65,894	68,222
3.00%, 3/1/2042	26,000	23,333
4.00%, 3/1/2042	79,815	76,738
3.00%, 4/1/2042	47,531	42,656
4.50%, 4/1/2042	92,427	90,887
3.50%, 5/1/2042	23,469	21,847
4.50%, 5/1/2042	64,228	63,159
3.50%, 6/1/2042	42,094	39,186
3.50%, 7/1/2042	127,302	118,505
4.00%, 7/1/2042	107,433	103,691
3.50%, 8/1/2042	39,675	37,080
3.00%, 9/1/2042	69,189	62,092
3.50%, 9/1/2042	13,434	12,506
4.00%, 9/1/2042	67,499	64,987
3.00%, 10/1/2042	140,491	126,081
3.50%, 10/1/2042	24,815	23,100
2.50%, 12/1/2042	227,971	195,546
3.00%, 12/1/2042	134,579	120,774
2.50%, 1/1/2043	7,808	6,697
3.00%, 1/1/2043	130,848	117,425
3.50%, 1/1/2043	36,552	33,984
4.00%, 1/1/2043	70,454	67,384
4.50%, 1/1/2043	176,695	173,753
2.50%, 2/1/2043	722,868	619,712
3.00%, 2/1/2043	179,404	160,999
3.50%, 2/1/2043	70,838	65,988
3.50%, 3/1/2043	81,652	76,009
2.50%, 5/1/2043	12,089	10,274
2.50%, 6/1/2043	6,405	5,473
4.00%, 8/1/2043	38,093	36,415
4.00%, 9/1/2043	91,012	87,028
4.50%, 9/1/2043	25,644	25,078
4.00%, 10/1/2043	111,447	106,520
4.00%, 11/1/2043	230,076	221,297
4.50%, 11/1/2043	86,589	84,611
4.50%, 12/1/2043	61,923	60,674
4.00%, 1/1/2044	89,641	85,642
4.50%, 2/1/2044	17,297	16,901
4.50%, 3/1/2044	104,452	103,756
5.00%, 3/1/2044	17,206	17,211
4.00%, 4/1/2044	867,605	825,585
4.50%, 4/1/2044	187,063	182,802
5.00%, 6/1/2044	30,566	30,636
4.00%, 10/1/2044	34,970	33,528
4.50%, 10/1/2044	7,895	7,715

Investments	Principal Amount ($)	Value ($)
4.50%, 12/1/2044	32,402	31,679
4.00%, 2/1/2045	26,227	24,951
4.50%, 2/1/2045	110,820	108,290
4.00%, 4/1/2045	23,615	22,514
4.00%, 8/1/2045	10,849	10,312
4.00%, 11/1/2045	62,527	59,606
4.50%, 11/1/2045	74,311	72,699
4.00%, 12/1/2045	147,494	141,261
4.00%, 2/1/2046	7,454	7,134
4.50%, 3/1/2046	119,037	116,419
4.00%, 4/1/2046	10,893	10,368
2.50%, 6/1/2046	72,727	62,394
4.50%, 6/1/2046	79,597	77,779
4.50%, 7/1/2046	16,478	16,101
4.50%, 8/1/2046	13,757	13,443
2.50%, 10/1/2046	58,832	50,451
4.50%, 10/1/2046	28,119	27,477
2.50%, 12/1/2046	19,898	17,043
4.50%, 1/1/2047	25,462	24,880
4.00%, 2/1/2047	28,802	27,457
4.50%, 2/1/2047	31,792	31,197
4.50%, 5/1/2047	507,747	492,669
4.50%, 7/1/2047	73,689	72,005
5.00%, 7/1/2047	28,803	28,917
4.50%, 4/1/2048	558,418	549,118
5.50%, 2/1/2049	1,767,840	1,810,183
6.00%, 2/1/2049	81,692	85,718
4.50%, 7/1/2049	473,729	460,118
4.50%, 11/1/2049	869,037	849,194
4.50%, 5/1/2050	761,694	738,646
3.50%, 7/1/2050	479,924	444,139
4.00%, 7/1/2050	1,293,057	1,220,480
6.00%, 2/1/2053	869,046	876,265
GNMA
5.50%, 8/20/2033	26,156	26,506
5.50%, 11/20/2033	24,560	24,979
5.50%, 3/20/2034	30,211	30,839
5.50%, 7/20/2034	18,997	19,459
5.50%, 9/20/2034	8,346	8,353
5.50%, 3/20/2036	61,742	63,469
5.50%, 9/20/2038	37,411	38,468
5.50%, 2/20/2039	61,400	63,130
4.50%, 5/15/2039	1,546,224	1,522,294
5.00%, 11/15/2039	1,625,244	1,616,120
4.00%, 6/15/2040	300,564	289,472
4.00%, 8/15/2040	300,798	289,669
4.00%, 11/15/2040	235,670	226,676
5.50%, 12/20/2040	17,853	18,340
5.50%, 1/20/2041	18,823	19,355
4.00%, 9/15/2041	880,001	840,382
5.50%, 12/20/2041	45,798	46,275
5.50%, 2/20/2042	12,384	12,734
3.50%, 6/15/2042	443,628	415,387
2.50%, 3/20/2043	39,320	34,484
2.50%, 5/20/2043	57,656	50,565
5.50%, 3/20/2044	52,927	54,411
4.50%, 10/20/2044	115,191	113,772
2.50%, 11/20/2044	34,138	29,942

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.00%, 6/20/2045	147,783	148,892
4.00%, 8/15/2045	1,122,218	1,079,651
4.50%, 12/20/2045	241,775	238,798
4.50%, 4/20/2046	286,635	283,106
5.00%, 5/20/2046	348,370	352,276
3.50%, 6/15/2046	1,974,420	1,844,485
4.00%, 2/20/2048	927,485	886,848
5.00%, 5/20/2048	129,186	128,463
5.50%, 1/20/2049	305,905	307,564
5.50%, 7/20/2049	8,607	8,706
4.00%, 12/20/2051	419,797	395,345
6.50%, 6/20/2053	498,775	506,991

TOTAL MORTGAGE-BACKED SECURITIES (Cost $79,310,655)		72,510,086

Total Investments - 99.2% (Cost $79,310,655)		72,510,086
Other assets less liabilities - 0.8%		617,862

Net Assets - 100.0%		73,127,948

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
UMBS	Uniform Mortgage-Backed Securities

Security Type	% of Net Assets
Mortgage-Backed Securities	99.2%
Others(1)	0.8

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 96.9%

Aerospace & Defense - 1.5%
General Dynamics Corp.
3.50%, 5/15/2025	328,000	318,771
3.50%, 4/1/2027	50,000	47,728
3.75%, 5/15/2028	353,000	339,011
3.63%, 4/1/2030	202,000	189,156
Hexcel Corp.
4.20%, 2/15/2027(a)	50,000	47,292
Huntington Ingalls Industries, Inc.
4.20%, 5/1/2030	200,000	185,669
L3Harris Technologies, Inc.
4.40%, 6/15/2028	605,000	585,214
Leidos, Inc.
4.38%, 5/15/2030	252,000	233,641
5.75%, 3/15/2033	130,000	130,126
Lockheed Martin Corp.
4.95%, 10/15/2025	200,000	199,598
3.55%, 1/15/2026	152,000	147,299
3.90%, 6/15/2032	140,000	131,150
5.25%, 1/15/2033	252,000	260,114
Northrop Grumman Corp.
3.25%, 1/15/2028	400,000	373,939
4.40%, 5/1/2030	252,000	244,554
RTX Corp.
5.15%, 2/27/2033	150,000	150,095
Textron, Inc.
3.90%, 9/17/2029	252,000	231,576
3.00%, 6/1/2030	252,000	218,808

		4,033,741

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	212,000	202,772
United Parcel Service, Inc.
2.50%, 9/1/2029	303,000	269,940
4.45%, 4/1/2030	50,000	49,480

		522,192

Automobile Components - 0.2%
Lear Corp.
4.25%, 5/15/2029	150,000	141,610
Magna International, Inc.
2.45%, 6/15/2030	200,000	168,703
5.50%, 3/21/2033	100,000	102,277

		412,590

Banks - 25.8%
Associated Banc-Corp.
4.25%, 1/15/2025	50,000	47,505
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/2026(b)	200,000	198,195
Banco Santander SA
3.50%, 3/24/2025	200,000	192,462
5.18%, 11/19/2025	151,000	147,578

Investments	Principal Amount ($)	Value ($)
1.85%, 3/25/2026	200,000	180,321
1.72%, 9/14/2027(b)	202,000	177,340
Bank of America Corp.
4.20%, 8/26/2024	101,000	99,390
Series L, 3.95%, 4/21/2025	410,000	397,030
3.37%, 1/23/2026(b)	500,000	481,996
4.45%, 3/3/2026	134,000	130,427
Series N, 1.66%, 3/11/2027(b)	50,000	45,072
3.56%, 4/23/2027(b)	401,000	380,612
1.73%, 7/22/2027(b)	364,000	326,137
3.71%, 4/24/2028(b)	5,000	4,691
3.59%, 7/21/2028(b)	451,000	419,999
4.95%, 7/22/2028(b)	139,000	136,722
3.42%, 12/20/2028(b)	580,000	533,994
3.97%, 3/5/2029(b)	145,000	136,417
5.20%, 4/25/2029(b)	250,000	248,309
2.09%, 6/14/2029(b)	250,000	214,494
4.27%, 7/23/2029(b)	280,000	266,022
3.97%, 2/7/2030(b)	715,000	665,081
3.19%, 7/23/2030(b)	252,000	223,198
2.50%, 2/13/2031(b)	164,000	137,400
2.59%, 4/29/2031(b)	90,000	75,644
1.90%, 7/23/2031(b)	252,000	200,633
Series N, 2.65%, 3/11/2032(b)	100,000	82,806
2.69%, 4/22/2032(b)	164,000	135,839
2.30%, 7/21/2032(b)	174,000	139,185
2.57%, 10/20/2032(b)	252,000	204,519
2.97%, 2/4/2033(b)	101,000	84,373
4.57%, 4/27/2033(b)	201,000	188,960
5.02%, 7/22/2033(b)	202,000	197,227
5.29%, 4/25/2034(b)	301,000	298,703
3.85%, 3/8/2037(b)	102,000	87,926
Bank of Montreal
1.50%, 1/10/2025	252,000	237,650
1.25%, 9/15/2026	250,000	221,719
3.80%, 12/15/2032(b)	655,000	580,785
3.09%, 1/10/2037(b)	25,000	19,580
Bank of Nova Scotia (The)
4.50%, 12/16/2025	273,000	264,681
4.75%, 2/2/2026	250,000	246,716
4.59%, 5/4/2037(b)	150,000	129,715
Series 2, 3.62%, 10/27/2081(b)	252,000	182,451
8.62%, 10/27/2082(b)	303,000	315,107
Bank OZK
2.75%, 10/1/2031(b)	101,000	77,931
BankUnited, Inc.
5.13%, 6/11/2030	151,000	122,623
Barclays plc
3.65%, 3/16/2025	151,000	145,686
5.20%, 5/12/2026	252,000	245,412
5.30%, 8/9/2026(b)	303,000	298,749

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.84%, 5/9/2028	303,000	282,395
7.44%, 11/2/2033(b)	200,000	218,085
3.56%, 9/23/2035(b)	200,000	160,883
Cadence Bank
4.12%, 11/20/2029(b)	100,000	91,644
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025	703,000	669,558
Citigroup, Inc.
4.60%, 3/9/2026	384,000	374,682
3.11%, 4/8/2026(b)	454,000	434,541
3.20%, 10/21/2026	303,000	284,082
1.46%, 6/9/2027(b)	400,000	356,547
4.45%, 9/29/2027	1,010,000	971,512
3.67%, 7/24/2028(b)	252,000	235,220
4.13%, 7/25/2028	454,000	427,322
4.07%, 4/23/2029(b)	202,000	190,659
3.98%, 3/20/2030(b)	757,000	701,861
2.67%, 1/29/2031(b)	353,000	298,618
4.41%, 3/31/2031(b)	600,000	563,937
2.57%, 6/3/2031(b)	252,000	210,304
2.56%, 5/1/2032(b)	50,000	40,830
3.06%, 1/25/2033(b)	202,000	168,659
5.88%, 2/22/2033	100,000	101,554
3.79%, 3/17/2033(b)	50,000	44,183
4.91%, 5/24/2033(b)	50,000	48,351
6.27%, 11/17/2033(b)	253,000	268,614
6.17%, 5/25/2034(b)	850,000	863,447
Citizens Bank NA
2.25%, 4/28/2025	505,000	467,496
6.06%, 10/24/2025(b)	250,000	242,056
4.57%, 8/9/2028(b)	450,000	422,187
Citizens Financial Group, Inc.
2.85%, 7/27/2026	50,000	45,715
3.25%, 4/30/2030	202,000	171,212
5.64%, 5/21/2037(b)	250,000	224,292
Comerica, Inc.
4.00%, 2/1/2029	403,000	353,982
Cooperatieve Rabobank UA
5.00%, 1/13/2025	250,000	248,300
4.38%, 8/4/2025	252,000	244,119
3.75%, 7/21/2026	252,000	237,746
Discover Bank
2.45%, 9/12/2024	505,000	482,032
3.45%, 7/27/2026	252,000	233,040
4.65%, 9/13/2028	252,000	233,444
2.70%, 2/6/2030	303,000	245,783
Fifth Third Bancorp
2.38%, 1/28/2025	401,000	380,234
2.55%, 5/5/2027	202,000	181,500
1.71%, 11/1/2027(b)	50,000	43,255
4.06%, 4/25/2028(b)	252,000	234,526
6.36%, 10/27/2028(b)	505,000	512,770
4.77%, 7/28/2030(b)	178,000	167,485
Fifth Third Bank NA
3.95%, 7/28/2025	151,000	144,919
3.85%, 3/15/2026	353,000	331,444

Investments	Principal Amount ($)	Value ($)
First Citizens BancShares, Inc.
3.38%, 3/15/2030(b)	100,000	91,640
First Horizon Bank
5.75%, 5/1/2030	263,000	234,496
First-Citizens Bank & Trust Co.
6.13%, 3/9/2028	102,000	102,028
HSBC Holdings plc
2.10%, 6/4/2026(b)	502,000	467,362
4.29%, 9/12/2026(b)	404,000	390,388
4.38%, 11/23/2026	420,000	399,791
2.25%, 11/22/2027(b)	252,000	225,359
4.04%, 3/13/2028(b)	444,000	418,739
4.75%, 6/9/2028(b)	300,000	289,172
5.21%, 8/11/2028(b)	270,000	264,452
7.39%, 11/3/2028(b)	303,000	320,027
4.58%, 6/19/2029(b)	400,000	377,522
3.97%, 5/22/2030(b)	998,000	901,380
2.36%, 8/18/2031(b)	50,000	40,157
2.80%, 5/24/2032(b)	202,000	164,027
4.76%, 3/29/2033(b)	202,000	184,094
5.40%, 8/11/2033(b)	202,000	197,152
8.11%, 11/3/2033(b)	200,000	221,733
6.25%, 3/9/2034(b)	300,000	309,186
6.55%, 6/20/2034(b)	400,000	399,974
Huntington Bancshares, Inc.
2.63%, 8/6/2024	252,000	243,601
4.00%, 5/15/2025	151,000	145,447
4.44%, 8/4/2028(b)	101,000	95,643
2.55%, 2/4/2030	102,000	83,916
2.49%, 8/15/2036(b)	100,000	74,908
Huntington National Bank (The)
5.70%, 11/18/2025(b)	502,000	491,495
5.65%, 1/10/2030	454,000	445,666
ING Groep NV
1.73%, 4/1/2027(b)	202,000	181,200
4.05%, 4/9/2029	202,000	188,928
JPMorgan Chase & Co.
3.88%, 9/10/2024	50,000	49,054
2.30%, 10/15/2025(b)	121,000	115,864
5.55%, 12/15/2025(b)	50,000	49,863
2.00%, 3/13/2026(b)	116,000	109,435
2.08%, 4/22/2026(b)	454,000	426,950
1.05%, 11/19/2026(b)	50,000	45,155
3.96%, 1/29/2027(b)	200,000	193,127
1.58%, 4/22/2027(b)	1,042,000	938,135
3.63%, 12/1/2027	202,000	190,749
3.54%, 5/1/2028(b)	651,000	609,427
2.18%, 6/1/2028(b)	151,000	134,398
3.51%, 1/23/2029(b)	150,000	139,236
4.01%, 4/23/2029(b)	432,000	408,735
4.20%, 7/23/2029(b)	303,000	288,790
4.45%, 12/5/2029(b)	303,000	292,026
3.70%, 5/6/2030(b)	252,000	231,739
8.75%, 9/1/2030	50,000	60,285
2.74%, 10/15/2030(b)	202,000	175,286
4.49%, 3/24/2031(b)	151,000	144,580
2.96%, 5/13/2031(b)	353,000	303,270

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
1.95%, 2/4/2032(b)	177,000	140,917
2.58%, 4/22/2032(b)	50,000	41,474
2.96%, 1/25/2033(b)	300,000	253,146
4.59%, 4/26/2033(b)	143,000	136,444
4.91%, 7/25/2033(b)	300,000	293,139
5.72%, 9/14/2033(b)	251,000	254,863
KeyBank NA
4.15%, 8/8/2025	303,000	289,970
4.70%, 1/26/2026	250,000	238,487
3.40%, 5/20/2026	505,000	452,829
5.85%, 11/15/2027	505,000	495,094
KeyCorp
4.15%, 10/29/2025	50,000	47,715
2.25%, 4/6/2027	303,000	262,894
4.10%, 4/30/2028	352,000	319,454
2.55%, 10/1/2029	151,000	121,574
Lloyds Banking Group plc
4.58%, 12/10/2025	202,000	194,736
3.51%, 3/18/2026(b)	202,000	193,687
4.65%, 3/24/2026	303,000	292,089
7.95%, 11/15/2033(b)	200,000	218,074
M&T Bank Corp.
4.55%, 8/16/2028(b)	121,000	114,573
5.05%, 1/27/2034(b)	100,000	94,004
Manufacturers & Traders Trust Co.
2.90%, 2/6/2025	303,000	288,376
4.65%, 1/27/2026	505,000	486,511
3.40%, 8/17/2027	303,000	271,242
4.70%, 1/27/2028	252,000	240,742
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/2025	404,000	382,377
3.85%, 3/1/2026	252,000	241,701
2.34%, 1/19/2028(b)	303,000	272,095
3.20%, 7/18/2029	154,000	136,445
2.05%, 7/17/2030	100,000	80,952
2.31%, 7/20/2032(b)	200,000	159,390
5.44%, 2/22/2034(b)	200,000	199,868
Mizuho Financial Group, Inc.
2.84%, 9/13/2026	290,000	266,378
1.23%, 5/22/2027(b)	202,000	178,324
1.55%, 7/9/2027(b)	300,000	265,962
4.02%, 3/5/2028	93,000	87,788
5.41%, 9/13/2028(b)	200,000	198,698
4.25%, 9/11/2029(b)	252,000	235,822
3.15%, 7/16/2030(b)	151,000	131,287
2.59%, 5/25/2031(b)	252,000	208,043
2.56%, 9/13/2031	50,000	39,372
5.75%, 7/6/2034(b)	270,000	271,358
Morgan Stanley Bank NA
4.75%, 4/21/2026	250,000	246,921
National Australia Bank Ltd.
5.13%, 11/22/2024	252,000	251,120
4.97%, 1/12/2026	250,000	249,096
NatWest Group plc
4.80%, 4/5/2026	502,000	488,750
7.47%, 11/10/2026(b)	200,000	206,265
5.08%, 1/27/2030(b)	353,000	337,578

Investments	Principal Amount ($)	Value ($)
4.44%, 5/8/2030(b)	505,000	468,331
PNC Bank NA
3.88%, 4/10/2025	303,000	291,638
4.05%, 7/26/2028	252,000	233,163
2.70%, 10/22/2029	164,000	137,988
PNC Financial Services Group, Inc. (The)
5.35%, 12/2/2028(b)	200,000	198,826
3.45%, 4/23/2029	252,000	229,816
2.55%, 1/22/2030	252,000	212,729
5.07%, 1/24/2034(b)	150,000	144,718
Regions Financial Corp.
2.25%, 5/18/2025	452,000	425,013
1.80%, 8/12/2028	160,000	133,450
Royal Bank of Canada
2.25%, 11/1/2024	252,000	242,139
4.65%, 1/27/2026	303,000	297,339
6.00%, 11/1/2027	502,000	516,599
5.00%, 2/1/2033	400,000	392,776
5.00%, 5/2/2033	270,000	264,170
Santander Holdings USA, Inc.
3.45%, 6/2/2025	100,000	95,071
4.50%, 7/17/2025	192,000	186,453
2.49%, 1/6/2028(b)	150,000	130,353
Santander UK Group Holdings plc
3.82%, 11/3/2028(b)	202,000	182,690
Sumitomo Mitsui Financial Group, Inc.
1.47%, 7/8/2025	252,000	232,640
2.63%, 7/14/2026	200,000	184,954
1.40%, 9/17/2026	202,000	178,414
3.01%, 10/19/2026	250,000	232,050
3.36%, 7/12/2027	202,000	188,675
1.90%, 9/17/2028	242,000	203,423
4.31%, 10/16/2028	98,000	92,888
2.47%, 1/14/2029	202,000	173,432
3.04%, 7/16/2029	400,000	350,723
2.72%, 9/27/2029	52,000	44,424
5.71%, 1/13/2030	202,000	204,542
2.75%, 1/15/2030	252,000	216,721
2.13%, 7/8/2030	252,000	204,643
2.14%, 9/23/2030	100,000	79,894
Synovus Bank
5.63%, 2/15/2028	300,000	279,845
Toronto-Dominion Bank (The)
4.29%, 9/13/2024	252,000	248,173
1.45%, 1/10/2025	202,000	190,861
5.53%, 7/17/2026	540,000	542,439
4.11%, 6/8/2027	353,000	339,130
4.69%, 9/15/2027	50,000	49,041
3.62%, 9/15/2031(b)	505,000	470,437
3.20%, 3/10/2032	100,000	86,104
4.46%, 6/8/2032	121,000	113,919
8.12%, 10/31/2082(b)	505,000	518,786
Truist Bank
3.63%, 9/16/2025	252,000	238,401
3.30%, 5/15/2026	290,000	269,871
3.80%, 10/30/2026	285,000	263,182

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Truist Financial Corp.
2.85%, 10/26/2024	50,000	48,185
4.00%, 5/1/2025	111,000	107,710
3.70%, 6/5/2025	200,000	192,666
3.88%, 3/19/2029	273,000	246,336
US Bancorp
3.10%, 4/27/2026	500,000	472,234
3.00%, 7/30/2029	202,000	173,737
4.97%, 7/22/2033(b)	101,000	93,280
4.84%, 2/1/2034(b)	150,000	140,877
US Bank NA
2.05%, 1/21/2025	2,000	1,897
Valley National Bancorp (CME Term SOFR 3 Month + 2.36%), 3.00%, 6/15/2031(c)	100,000	82,186
Wells Fargo & Co.
3.00%, 2/19/2025	302,000	290,596
3.55%, 9/29/2025	101,000	97,013
2.41%, 10/30/2025(b)	202,000	193,301
2.16%, 2/11/2026(b)	101,000	95,454
3.00%, 4/22/2026	200,000	188,222
2.19%, 4/30/2026(b)	572,000	537,904
4.10%, 6/3/2026	702,000	673,915
3.00%, 10/23/2026	151,000	140,750
3.20%, 6/17/2027(b)	722,000	675,302
3.53%, 3/24/2028(b)	500,000	467,406
3.58%, 5/22/2028(b)	116,000	108,321
2.39%, 6/2/2028(b)	505,000	451,734
4.81%, 7/25/2028(b)	353,000	344,224
4.15%, 1/24/2029	400,000	379,441
2.88%, 10/30/2030(b)	400,000	346,260
2.57%, 2/11/2031(b)	252,000	212,861
4.48%, 4/4/2031(b)	300,000	284,385
3.35%, 3/2/2033(b)	101,000	86,468
4.90%, 7/25/2033(b)	303,000	290,432
5.39%, 4/24/2034(b)	1,101,000	1,092,341
Westpac Banking Corp.
1.15%, 6/3/2026	250,000	223,761
5.46%, 11/18/2027	200,000	203,566
2.89%, 2/4/2030(b)	252,000	236,714
4.32%, 11/23/2031(b)	454,000	423,575
5.41%, 8/10/2033(b)	100,000	94,780
4.11%, 7/24/2034(b)	404,000	356,829
2.67%, 11/15/2035(b)	200,000	154,139
3.02%, 11/18/2036(b)	150,000	115,478
Wintrust Financial Corp.
4.85%, 6/6/2029	100,000	89,531
Zions Bancorp NA
3.25%, 10/29/2029	252,000	197,804

		69,755,737

Beverages - 1.3%
Brown-Forman Corp.
4.75%, 4/15/2033	130,000	130,211
Coca-Cola Co. (The)
1.00%, 3/15/2028	702,000	604,287
2.13%, 9/6/2029	202,000	177,534

Investments	Principal Amount ($)	Value ($)
3.45%, 3/25/2030	303,000	284,129
2.25%, 1/5/2032	200,000	169,179
Coca-Cola Femsa SAB de CV
2.75%, 1/22/2030	303,000	268,610
1.85%, 9/1/2032	150,000	117,111
Constellation Brands, Inc.
4.65%, 11/15/2028	252,000	247,746
2.25%, 8/1/2031	100,000	80,946
Diageo Capital plc
2.38%, 10/24/2029	404,000	351,663
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029	143,000	135,722
4.05%, 4/15/2032	151,000	140,163
PepsiCo, Inc.
7.00%, 3/1/2029	100,000	111,969
2.63%, 7/29/2029	202,000	182,639
2.75%, 3/19/2030	353,000	316,791
3.90%, 7/18/2032	202,000	194,047

		3,512,747

Biotechnology - 1.4%
AbbVie, Inc.
3.80%, 3/15/2025	853,000	831,018
3.20%, 5/14/2026	252,000	240,036
2.95%, 11/21/2026	606,000	568,481
4.25%, 11/14/2028	252,000	244,731
3.20%, 11/21/2029	757,000	685,702
Biogen, Inc.
4.05%, 9/15/2025	252,000	244,706
Gilead Sciences, Inc.
3.50%, 2/1/2025	502,000	489,166
3.65%, 3/1/2026	283,000	272,922
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	100,000	79,966

		3,656,728

Building Products - 0.9%
Allegion plc
3.50%, 10/1/2029	152,000	136,212
Carlisle Cos., Inc.
3.75%, 12/1/2027	151,000	142,686
2.75%, 3/1/2030	303,000	259,007
Carrier Global Corp.
2.24%, 2/15/2025	50,000	47,498
2.49%, 2/15/2027	150,000	136,967
2.72%, 2/15/2030	454,000	391,671
Lennox International, Inc.
1.35%, 8/1/2025	151,000	138,175
Masco Corp.
3.50%, 11/15/2027	50,000	46,820
1.50%, 2/15/2028	101,000	86,407
Owens Corning
3.95%, 8/15/2029	323,000	302,381
Trane Technologies Financing Ltd.
5.25%, 3/3/2033	130,000	131,038
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028	151,000	143,758
Trane Technologies Luxembourg Finance SA
3.50%, 3/21/2026	202,000	193,244

3.80%, 3/21/2029	202,000	190,997

		2,346,861

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Capital Markets - 5.9%
Ameriprise Financial, Inc.
2.88%, 9/15/2026	101,000	94,397
Ares Capital Corp.
3.88%, 1/15/2026	100,000	93,399
2.15%, 7/15/2026	50,000	43,802
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	177,000	153,409
Bank of New York Mellon Corp. (The)
2.10%, 10/24/2024	252,000	242,110
3.35%, 4/25/2025	252,000	242,571
2.45%, 8/17/2026	303,000	281,554
5.83%, 10/25/2033(b)	150,000	155,344
4.71%, 2/1/2034(b)	100,000	95,374
BlackRock TCP Capital Corp.
2.85%, 2/9/2026	200,000	180,504
BlackRock, Inc.
3.20%, 3/15/2027	101,000	96,242
3.25%, 4/30/2029	101,000	94,285
Blackstone Private Credit Fund
2.63%, 12/15/2026	352,000	302,028
3.25%, 3/15/2027	525,000	457,080
4.00%, 1/15/2029	100,000	85,993
Blackstone Secured Lending Fund
3.63%, 1/15/2026	500,000	462,834
2.75%, 9/16/2026	252,000	221,735
2.13%, 2/15/2027	252,000	213,283
Blue Owl Technology Finance Corp.
2.50%, 1/15/2027	100,000	83,864
Brookfield Finance, Inc.
4.85%, 3/29/2029	100,000	96,333
Cboe Global Markets, Inc.
3.65%, 1/12/2027	151,000	144,749
1.63%, 12/15/2030	151,000	119,788
Charles Schwab Corp. (The)
4.20%, 3/24/2025	303,000	296,436
0.90%, 3/11/2026	50,000	44,420
1.15%, 5/13/2026	50,000	44,462
3.20%, 1/25/2028	100,000	91,495
4.00%, 2/1/2029	303,000	287,710
4.63%, 3/22/2030	50,000	48,977
1.65%, 3/11/2031	100,000	77,143
CME Group, Inc.
3.00%, 3/15/2025	227,000	219,256
3.75%, 6/15/2028	301,000	290,304
Credit Suisse AG
3.70%, 2/21/2025	303,000	291,193
1.25%, 8/7/2026	154,000	134,095
Deutsche Bank AG
4.50%, 4/1/2025	303,000	291,904
3.96%, 11/26/2025(b)	101,000	97,258
2.13%, 11/24/2026(b)	252,000	228,334
5.88%, 7/8/2031(b)	252,000	229,531
3.55%, 9/18/2031(b)	202,000	169,780
4.88%, 12/1/2032(b)	303,000	265,896

Investments	Principal Amount ($)	Value ($)
7.08%, 2/10/2034(b)	200,000	192,649
FactSet Research Systems, Inc.
2.90%, 3/1/2027	50,000	46,121
3.45%, 3/1/2032	100,000	85,886
Goldman Sachs BDC, Inc.
3.75%, 2/10/2025	151,000	145,092
2.88%, 1/15/2026	50,000	46,236
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	318,000	307,825
3.50%, 4/1/2025	143,000	137,924
3.27%, 9/29/2025(b)	202,000	195,914
3.50%, 11/16/2026	50,000	47,155
1.43%, 3/9/2027(b)	151,000	135,400
1.95%, 10/21/2027(b)	553,000	493,232
4.48%, 8/23/2028(b)	133,000	128,710
4.22%, 5/1/2029(b)	150,000	142,248
2.62%, 4/22/2032(b)	303,000	248,535
2.38%, 7/21/2032(b)	101,000	80,704
2.65%, 10/21/2032(b)	250,000	203,016
3.10%, 2/24/2033(b)	303,000	255,321
Moody’s Corp.
3.75%, 3/24/2025	100,000	97,267
3.25%, 1/15/2028	140,000	130,668
4.25%, 2/1/2029	252,000	242,568
Morgan Stanley
3.70%, 10/23/2024	101,000	98,754
4.00%, 7/23/2025	50,000	48,698
1.16%, 10/21/2025(b)	50,000	46,993
3.88%, 1/27/2026	252,000	243,120
2.19%, 4/28/2026(b)	252,000	237,099
3.13%, 7/27/2026	151,000	141,778
4.35%, 9/8/2026	202,000	195,195
0.98%, 12/10/2026(b)	200,000	178,944
5.05%, 1/28/2027(b)	200,000	197,996
1.59%, 5/4/2027(b)	202,000	181,227
1.51%, 7/20/2027(b)	153,000	135,924
4.21%, 4/20/2028(b)	202,000	194,065
5.12%, 2/1/2029(b)	200,000	197,963
5.16%, 4/20/2029(b)	200,000	197,893
4.43%, 1/23/2030(b)	143,000	136,495
2.70%, 1/22/2031(b)	200,000	170,652
3.62%, 4/1/2031(b)	153,000	137,509
2.24%, 7/21/2032(b)	200,000	159,102
6.34%, 10/18/2033(b)	123,000	130,783
5.25%, 4/21/2034(b)	100,000	98,714
2.48%, 9/16/2036(b)	100,000	76,660
5.30%, 4/20/2037(b)	143,000	135,706
5.95%, 1/19/2038(b)	200,000	198,957
Nasdaq, Inc.
1.65%, 1/15/2031	101,000	79,182
Nomura Holdings, Inc.
1.85%, 7/16/2025	303,000	279,405
2.68%, 7/16/2030	200,000	162,832
Oaktree Specialty Lending Corp.
3.50%, 2/25/2025	100,000	95,041
S&P Global, Inc.
2.70%, 3/1/2029	252,000	226,983

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.50%, 12/1/2029	50,000	43,791
1.25%, 8/15/2030	100,000	78,676
2.90%, 3/1/2032	310,000	268,131
State Street Corp.
3.55%, 8/18/2025	303,000	294,692
3.03%, 11/1/2034(b)	200,000	172,919
Stifel Financial Corp.
4.00%, 5/15/2030	101,000	86,961
UBS Group AG
4.55%, 4/17/2026	250,000	242,409

		16,002,592

Chemicals - 0.6%
Celanese US Holdings LLC
6.33%, 7/15/2029	150,000	150,558
6.38%, 7/15/2032	1,000	1,011
Dow Chemical Co. (The)
7.38%, 11/1/2029	202,000	224,045
EIDP, Inc.
4.50%, 5/15/2026	250,000	245,455
4.80%, 5/15/2033	150,000	145,640
FMC Corp.
3.20%, 10/1/2026	151,000	139,789
Huntsman International LLC
4.50%, 5/1/2029	252,000	233,991
Linde, Inc.
4.70%, 12/5/2025	202,000	201,800
RPM International, Inc.
4.55%, 3/1/2029	100,000	94,565
Sherwin-Williams Co. (The)
2.95%, 8/15/2029	101,000	89,909

		1,526,763

Commercial Services & Supplies - 0.6%
Cintas Corp. No. 2
3.70%, 4/1/2027	200,000	192,759
4.00%, 5/1/2032	140,000	132,488
RELX Capital, Inc.
4.00%, 3/18/2029	252,000	241,535
3.00%, 5/22/2030	202,000	179,205
4.75%, 5/20/2032	100,000	97,605
Republic Services, Inc.
3.95%, 5/15/2028	151,000	145,251
4.88%, 4/1/2029	100,000	99,627
Waste Management, Inc.
0.75%, 11/15/2025	152,000	138,012
1.15%, 3/15/2028	162,000	138,012
4.63%, 2/15/2030	151,000	149,030
4.63%, 2/15/2033	250,000	244,600

		1,758,124

Communications Equipment - 0.4%
Juniper Networks, Inc.
1.20%, 12/10/2025	50,000	45,036
3.75%, 8/15/2029	151,000	138,166
Motorola Solutions, Inc.
4.60%, 2/23/2028	201,000	195,280
4.60%, 5/23/2029	303,000	294,481
2.30%, 11/15/2030	252,000	202,696
2.75%, 5/24/2031	200,000	163,790

Investments	Principal Amount ($)	Value ($)
Nokia OYJ
4.38%, 6/12/2027	50,000	47,201

		1,086,650

Consumer Finance - 1.5%
AerCap Ireland Capital DAC
1.65%, 10/29/2024	202,000	190,871
1.75%, 1/30/2026	553,000	499,598
3.30%, 1/30/2032	150,000	123,077
Ally Financial, Inc.
8.00%, 11/1/2031	202,000	214,322
American Express Co.
3.00%, 10/30/2024	50,000	48,483
2.25%, 3/4/2025	252,000	239,346
2.55%, 3/4/2027	303,000	276,705
3.30%, 5/3/2027	200,000	187,359
4.99%, 5/26/2033(b)	76,000	72,804
Capital One Financial Corp.
3.30%, 10/30/2024	352,000	339,975
5.82%, 2/1/2034(b)	121,000	117,585
Caterpillar Financial Services Corp.
3.40%, 5/13/2025	250,000	242,562
Synchrony Financial
4.25%, 8/15/2024	505,000	493,348
4.88%, 6/13/2025	151,000	145,903
4.50%, 7/23/2025	303,000	288,316
3.70%, 8/4/2026	140,000	128,206
3.95%, 12/1/2027	202,000	180,265
5.15%, 3/19/2029	202,000	188,875

		3,977,600

Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp.
1.60%, 4/20/2030	200,000	165,955
1.75%, 4/20/2032	170,000	136,318
Dollar General Corp.
3.50%, 4/3/2030	202,000	181,947
Dollar Tree, Inc.
4.00%, 5/15/2025	200,000	194,165
Kroger Co. (The)
7.50%, 4/1/2031	150,000	170,073
Sysco Corp.
5.95%, 4/1/2030	200,000	208,582
Walmart, Inc.
4.10%, 4/15/2033	50,000	48,291

		1,105,331

Containers & Packaging - 0.2%
Amcor Finance USA, Inc.
4.50%, 5/15/2028	252,000	239,628
Avery Dennison Corp.
4.88%, 12/6/2028	151,000	148,895
Packaging Corp. of America
3.00%, 12/15/2029	278,000	243,993

		632,516

Distributors - 0.1%
Genuine Parts Co.
1.75%, 2/1/2025	151,000	142,519
2.75%, 2/1/2032	100,000	82,179

LKQ Corp.
6.25%, 6/15/2033(d)	150,000	150,979

		375,677

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Diversified REITs - 1.3%
GLP Capital LP
REIT, 3.35%, 9/1/2024	50,000	48,493
REIT, 5.25%, 6/1/2025	303,000	298,201
REIT, 5.38%, 4/15/2026	353,000	346,420
REIT, 5.75%, 6/1/2028	300,000	293,950
REIT, 5.30%, 1/15/2029	150,000	143,126
REIT, 4.00%, 1/15/2030	150,000	130,813
REIT, 3.25%, 1/15/2032	250,000	204,100
Rayonier LP
REIT, 2.75%, 5/17/2031	100,000	79,796
Simon Property Group LP
REIT, 3.38%, 10/1/2024	302,000	294,123
STORE Capital Corp.
REIT, 4.50%, 3/15/2028	100,000	88,165
REIT, 4.63%, 3/15/2029	141,000	120,050
VICI Properties LP
REIT, 4.38%, 5/15/2025	50,000	48,618
REIT, 4.75%, 2/15/2028	505,000	481,403
REIT, 4.95%, 2/15/2030	303,000	286,683
REIT, 5.13%, 5/15/2032	150,000	141,151
Vornado Realty LP
REIT, 2.15%, 6/1/2026	160,000	136,100
WP Carey, Inc.
REIT, 4.00%, 2/1/2025	101,000	98,259
REIT, 3.85%, 7/15/2029	150,000	135,733
REIT, 2.40%, 2/1/2031	100,000	80,522

		3,455,706

Diversified Telecommunication Services - 0.5%
Koninklijke KPN NV
8.38%, 10/1/2030	101,000	116,320
Orange SA
9.00%, 3/1/2031(a)	325,000	396,572
Sprint Capital Corp.
8.75%, 3/15/2032	202,000	243,386
Verizon Communications, Inc.
4.02%, 12/3/2029	252,000	234,770
2.55%, 3/21/2031	252,000	209,180
2.36%, 3/15/2032	151,000	120,577

		1,320,805

Electric Utilities - 1.6%
American Electric Power Co., Inc.
3.88%, 2/15/2062(b)	101,000	81,495
Arizona Public Service Co.
2.60%, 8/15/2029	252,000	218,707
Avangrid, Inc.
3.15%, 12/1/2024	50,000	48,147
3.20%, 4/15/2025	251,000	239,547
3.80%, 6/1/2029	303,000	277,550
Duke Energy Corp.
3.25%, 1/15/2082(b)	101,000	74,646
Evergy, Inc.
2.90%, 9/15/2029	77,000	67,208

Investments	Principal Amount ($)	Value ($)
Fortis, Inc.
3.06%, 10/4/2026	151,000	139,920
Interstate Power and Light Co.
3.60%, 4/1/2029	252,000	231,728
MidAmerican Energy Co.
3.65%, 4/15/2029	303,000	282,835
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	252,000	233,998
NextEra Energy Capital Holdings, Inc.
4.80%, 12/1/2077(b)	101,000	89,395
5.65%, 5/1/2079(b)	177,000	164,650
3.80%, 3/15/2082(b)	200,000	169,537
Oklahoma Gas and Electric Co.
3.25%, 4/1/2030	200,000	178,443
Pacific Gas and Electric Co.
4.55%, 7/1/2030	400,000	363,326
PacifiCorp
3.50%, 6/15/2029	250,000	225,622
PPL Capital Funding, Inc.
4.13%, 4/15/2030	303,000	281,835
PPL Electric Utilities Corp.
5.00%, 5/15/2033	200,000	199,721
Sierra Pacific Power Co.
2.60%, 5/1/2026	20,000	18,640
Southern Co. (The)
Series B, 4.00%, 1/15/2051(b)	142,000	132,805
Series 21-A, 3.75%, 9/15/2051(b)	252,000	217,378
Xcel Energy, Inc.
1.75%, 3/15/2027	50,000	44,340
2.60%, 12/1/2029	101,000	86,849
3.40%, 6/1/2030	50,000	44,562
2.35%, 11/15/2031	100,000	79,488

		4,192,372

Electrical Equipment - 0.2%
Emerson Electric Co.
2.00%, 12/21/2028	101,000	87,866
Hubbell, Inc.
3.35%, 3/1/2026	151,000	143,514
3.50%, 2/15/2028	200,000	187,118
Regal Rexnord Corp.
6.30%, 2/15/2030(d)	100,000	99,836

		518,334

Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp.
4.75%, 3/30/2026	150,000	148,727
4.35%, 6/1/2029	353,000	341,324
2.80%, 2/15/2030	301,000	264,010
Avnet, Inc.
4.63%, 4/15/2026	126,000	121,853
CDW LLC
5.50%, 12/1/2024	50,000	49,635
2.67%, 12/1/2026	404,000	365,288
4.25%, 4/1/2028	202,000	186,654
3.28%, 12/1/2028	152,000	132,727

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.25%, 2/15/2029	200,000	174,438
3.57%, 12/1/2031	200,000	169,286
Flex Ltd.
6.00%, 1/15/2028	200,000	203,126
4.88%, 6/15/2029	202,000	193,522
4.88%, 5/12/2030	102,000	98,443
Jabil, Inc.
4.25%, 5/15/2027	252,000	241,221
3.60%, 1/15/2030	252,000	226,818
Keysight Technologies, Inc.
4.60%, 4/6/2027	404,000	398,189
TD SYNNEX Corp.
2.38%, 8/9/2028	202,000	166,410
Teledyne Technologies, Inc.
2.25%, 4/1/2028	157,000	137,732
2.75%, 4/1/2031	200,000	167,766
Trimble, Inc.
4.90%, 6/15/2028	252,000	246,848
Tyco Electronics Group SA
4.50%, 2/13/2026	200,000	197,080
3.70%, 2/15/2026	151,000	146,061
Vontier Corp.
2.40%, 4/1/2028	252,000	213,550

		4,590,708

Energy Equipment & Services - 0.0%(e)
Baker Hughes Holdings LLC
3.14%, 11/7/2029	152,000	135,854

Entertainment - 0.4%
Activision Blizzard, Inc.
3.40%, 9/15/2026	50,000	47,757
3.40%, 6/15/2027	152,000	143,983
1.35%, 9/15/2030	200,000	160,905
Electronic Arts, Inc.
4.80%, 3/1/2026	50,000	49,538
Netflix, Inc.
4.88%, 4/15/2028	250,000	246,930
5.88%, 11/15/2028	454,000	467,727

		1,116,840

Financial Services - 2.9%
Berkshire Hathaway, Inc.
3.13%, 3/15/2026	200,000	192,136
Block Financial LLC
2.50%, 7/15/2028	353,000	300,135
3.88%, 8/15/2030	150,000	131,221
Corebridge Financial, Inc.
3.50%, 4/4/2025	140,000	134,353
Fidelity National Information Services, Inc.
1.65%, 3/1/2028	200,000	171,241
Fiserv, Inc.
3.20%, 7/1/2026	650,000	614,680
4.20%, 10/1/2028	301,000	289,041
3.50%, 7/1/2029	1,111,000	1,022,310
5.60%, 3/2/2033	250,000	254,517
Global Payments, Inc.
2.65%, 2/15/2025	150,000	142,984
4.45%, 6/1/2028	111,000	105,154
3.20%, 8/15/2029	100,000	88,115
5.30%, 8/15/2029	222,000	217,810
Mastercard, Inc.
2.00%, 3/3/2025	101,000	96,261
2.95%, 11/21/2026	50,000	47,278
3.30%, 3/26/2027	353,000	337,305
2.95%, 6/1/2029	401,000	366,721
3.35%, 3/26/2030	353,000	327,153
2.00%, 11/18/2031	100,000	82,578
4.85%, 3/9/2033	200,000	203,529
PayPal Holdings, Inc.
1.65%, 6/1/2025	200,000	187,531
Radian Group, Inc.
4.50%, 10/1/2024	101,000	98,430
6.63%, 3/15/2025	101,000	100,782
4.88%, 3/15/2027	303,000	289,216
Synchrony Bank
5.40%, 8/22/2025	252,000	242,702
5.63%, 8/23/2027	404,000	383,515
Visa, Inc.
3.15%, 12/14/2025	252,000	241,555
1.90%, 4/15/2027	527,000	478,650
2.75%, 9/15/2027	300,000	278,750

Investments	Principal Amount ($)	Value ($)
Voya Financial, Inc.
4.70%, 1/23/2048(b)	101,000	81,996
Western Union Co. (The)
2.85%, 1/10/2025	143,000	136,521
2.75%, 3/15/2031	150,000	118,610

		7,762,780

Food Products - 1.4%
Campbell Soup Co.
4.15%, 3/15/2028	301,000	289,576
Conagra Brands, Inc.
4.85%, 11/1/2028	100,000	97,656
Flowers Foods, Inc.
3.50%, 10/1/2026	350,000	328,339
General Mills, Inc.
4.20%, 4/17/2028	142,000	137,266
2.88%, 4/15/2030	152,000	133,918
4.95%, 3/29/2033	150,000	148,246
Hershey Co. (The)
0.90%, 6/1/2025	351,000	325,317
4.25%, 5/4/2028	200,000	197,945
Hormel Foods Corp.
1.70%, 6/3/2028	351,000	305,240
J M Smucker Co. (The)
3.50%, 3/15/2025	50,000	48,414
2.38%, 3/15/2030	250,000	211,777
Kellogg Co.
Series B, 7.45%, 4/1/2031	252,000	286,865
Mondelez International, Inc.
2.63%, 3/17/2027	202,000	186,218
2.75%, 4/13/2030	93,000	81,230
1.50%, 2/4/2031	100,000	78,445
Unilever Capital Corp.
2.90%, 5/5/2027	151,000	141,516
3.50%, 3/22/2028	342,000	328,112
2.13%, 9/6/2029	505,000	440,030

		3,766,110

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Gas Utilities - 0.3%
Atmos Energy Corp.
2.63%, 9/15/2029	200,000	176,849
Eastern Energy Gas Holdings LLC
Series A, 2.50%, 11/15/2024	50,000	47,926
3.60%, 12/15/2024	55,000	53,265
National Fuel Gas Co.
5.20%, 7/15/2025	151,000	148,136
5.50%, 1/15/2026	278,000	274,446
4.75%, 9/1/2028	101,000	95,689
Southern California Gas Co.
Series XX, 2.55%, 2/1/2030	50,000	42,966
5.20%, 6/1/2033	100,000	99,039

		938,316

Ground Transportation - 0.5%
Canadian National Railway Co.
2.75%, 3/1/2026	251,000	236,780
3.85%, 8/5/2032	200,000	186,009
CSX Corp.
3.35%, 11/1/2025	200,000	192,849
3.25%, 6/1/2027	50,000	47,171
3.80%, 3/1/2028	101,000	96,637
4.25%, 3/15/2029	102,000	99,404
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	50,000	48,451
Norfolk Southern Corp.
3.15%, 6/1/2027	202,000	189,059
2.55%, 11/1/2029	150,000	130,525
Union Pacific Corp.
2.38%, 5/20/2031	100,000	84,507

		1,311,392

Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp.
1.90%, 6/1/2025	250,000	234,974
DH Europe Finance II Sarl
2.20%, 11/15/2024	252,000	241,989
2.60%, 11/15/2029	152,000	134,930
Edwards Lifesciences Corp.
4.30%, 6/15/2028	150,000	145,428
Stryker Corp.
1.15%, 6/15/2025	402,000	372,447
3.38%, 11/1/2025	200,000	192,070
1.95%, 6/15/2030	50,000	41,718
Zimmer Biomet Holdings, Inc.
3.55%, 4/1/2025	200,000	193,588

		1,557,144

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.
3.45%, 12/15/2027	111,000	104,295
2.80%, 5/15/2030	404,000	350,734
Cardinal Health, Inc.
3.41%, 6/15/2027	304,000	285,309

Investments	Principal Amount ($)	Value ($)
Centene Corp.
4.63%, 12/15/2029	252,000	234,292
2.50%, 3/1/2031	222,000	177,633
Cigna Group (The)
2.38%, 3/15/2031	76,000	63,200
Elevance Health, Inc.
2.88%, 9/15/2029	200,000	177,829
HCA, Inc.
5.38%, 2/1/2025	200,000	198,814
3.63%, 3/15/2032(d)	202,000	175,533
Humana, Inc.
3.85%, 10/1/2024	50,000	48,921
1.35%, 2/3/2027	404,000	353,760
5.75%, 3/1/2028	50,000	51,036
3.70%, 3/23/2029	202,000	187,055
4.88%, 4/1/2030	50,000	48,745
Laboratory Corp. of America Holdings
2.30%, 12/1/2024	150,000	143,241
3.60%, 2/1/2025	50,000	48,565
1.55%, 6/1/2026	252,000	227,203
2.95%, 12/1/2029	200,000	175,945
McKesson Corp.
1.30%, 8/15/2026	252,000	225,455
5.10%, 7/15/2033	130,000	130,425
Quest Diagnostics, Inc.
3.50%, 3/30/2025	200,000	193,478
2.95%, 6/30/2030	102,000	89,326
UnitedHealth Group, Inc.
2.38%, 8/15/2024	50,000	48,442
2.95%, 10/15/2027	452,000	420,377
4.25%, 1/15/2029	300,000	292,657
4.00%, 5/15/2029	200,000	192,558
2.88%, 8/15/2029	202,000	183,193
5.30%, 2/15/2030	200,000	205,197
5.35%, 2/15/2033	101,000	104,633

		5,137,851

Health Care REITs - 0.6%
National Health Investors, Inc.
REIT, 3.00%, 2/1/2031	100,000	77,997
Omega Healthcare Investors, Inc.
REIT, 5.25%, 1/15/2026	252,000	245,982
REIT, 4.50%, 4/1/2027	101,000	95,518
REIT, 4.75%, 1/15/2028	101,000	94,410
REIT, 3.63%, 10/1/2029	151,000	126,269
REIT, 3.38%, 2/1/2031	150,000	120,507
REIT, 3.25%, 4/15/2033	100,000	75,816
Physicians Realty LP
REIT, 4.30%, 3/15/2027	151,000	143,152
Sabra Health Care LP
REIT, 5.13%, 8/15/2026	202,000	194,600
REIT, 3.90%, 10/15/2029	151,000	124,980
Ventas Realty LP
REIT, 3.50%, 2/1/2025	50,000	48,022
Welltower OP LLC
REIT, 4.00%, 6/1/2025	202,000	195,651

		1,542,904

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts LP
Series E, REIT, 4.00%, 6/15/2025	100,000	96,518
Series H, REIT, 3.38%, 12/15/2029	303,000	260,841
Series J, REIT, 2.90%, 12/15/2031	150,000	118,920

		476,279

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.
3.60%, 6/1/2026	50,000	48,242
4.63%, 4/13/2030	300,000	294,094
Choice Hotels International, Inc.
3.70%, 12/1/2029	252,000	223,634
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	12,000	12,062
Series R, 3.13%, 6/15/2026	150,000	141,332
5.00%, 10/15/2027	303,000	301,317
Series X, 4.00%, 4/15/2028	252,000	238,344
4.90%, 4/15/2029	252,000	247,152
Series FF, 4.63%, 6/15/2030	202,000	193,077
Series HH, 2.85%, 4/15/2031	100,000	84,660
Series GG, 3.50%, 10/15/2032	100,000	86,537
McDonald’s Corp.
3.70%, 1/30/2026	410,000	396,629
3.50%, 3/1/2027	200,000	190,675
3.50%, 7/1/2027	404,000	385,250
3.80%, 4/1/2028	341,000	327,677
2.63%, 9/1/2029	101,000	89,826
2.13%, 3/1/2030	251,000	213,085
3.60%, 7/1/2030	252,000	233,690
4.60%, 9/9/2032	130,000	128,500

		3,835,783

Household Durables - 0.8%
DR Horton, Inc.
2.50%, 10/15/2024	402,000	387,336
2.60%, 10/15/2025	50,000	47,141
1.30%, 10/15/2026	300,000	264,940
Lennar Corp.
4.75%, 5/30/2025	50,000	49,079
5.25%, 6/1/2026	200,000	198,376
4.75%, 11/29/2027	414,000	403,210
NVR, Inc.
3.00%, 5/15/2030	252,000	218,063
PulteGroup, Inc.
5.50%, 3/1/2026	141,000	140,442
5.00%, 1/15/2027	101,000	99,577
6.38%, 5/15/2033	150,000	158,097
Toll Brothers Finance Corp.
4.88%, 3/15/2027	303,000	295,577

		2,261,838

Investments	Principal Amount ($)	Value ($)
Household Products - 0.6%
Church & Dwight Co., Inc.
5.60%, 11/15/2032	100,000	104,797
Clorox Co. (The)
3.90%, 5/15/2028	200,000	191,247
Colgate-Palmolive Co.
3.10%, 8/15/2025	350,000	337,869
Kimberly-Clark Corp.
3.10%, 3/26/2030	252,000	229,211
Procter & Gamble Co. (The)
2.45%, 11/3/2026	252,000	236,006
2.80%, 3/25/2027	96,000	90,261
3.00%, 3/25/2030	404,000	372,065

		1,561,456

Industrial Conglomerates - 0.8%
3M Co.
3.38%, 3/1/2029	202,000	186,150
2.38%, 8/26/2029	300,000	260,134
Honeywell International, Inc.
2.30%, 8/15/2024	50,000	48,442
1.35%, 6/1/2025	654,000	613,946
2.50%, 11/1/2026	252,000	235,567
1.10%, 3/1/2027	50,000	44,246
4.25%, 1/15/2029	101,000	98,765
2.70%, 8/15/2029	300,000	268,058
5.00%, 2/15/2033	260,000	264,192
Pentair Finance Sarl
4.50%, 7/1/2029	100,000	94,557

		2,114,057

Industrial REITs - 0.1%
Prologis LP
REIT, 2.25%, 4/15/2030	202,000	171,379

Insurance - 3.7%
Aflac, Inc.
3.60%, 4/1/2030	302,000	276,679
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	100,000	96,299
Allstate Corp. (The)
0.75%, 12/15/2025	301,000	270,828
American International Group, Inc.
Series A-9, 5.75%, 4/1/2048(b)	202,000	194,923
Aon Corp.
8.21%, 1/1/2027	100,000	108,048
2.85%, 5/28/2027	453,000	417,395
4.50%, 12/15/2028	150,000	145,732
3.75%, 5/2/2029	152,000	141,880
2.80%, 5/15/2030	202,000	174,905
2.05%, 8/23/2031	50,000	39,903
2.60%, 12/2/2031	100,000	82,893
5.35%, 2/28/2033	100,000	100,937
Aon Global Ltd.
3.88%, 12/15/2025	101,000	98,008
Arthur J Gallagher & Co.
5.50%, 3/2/2033	150,000	151,073

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Assurant, Inc.
3.70%, 2/22/2030	101,000	86,613
2.65%, 1/15/2032	100,000	75,005
Athene Holding Ltd.
4.13%, 1/12/2028	500,000	463,337
6.65%, 2/1/2033	100,000	101,944
AXIS Specialty Finance LLC
4.90%, 1/15/2040(b)	202,000	161,833
Brown & Brown, Inc.
4.20%, 9/15/2024	151,000	148,132
2.38%, 3/15/2031	252,000	203,872
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	500,000	483,214
CNO Financial Group, Inc.
5.25%, 5/30/2029	100,000	96,030
Enstar Finance LLC
5.50%, 1/15/2042(b)	100,000	77,628
Enstar Group Ltd.
4.95%, 6/1/2029	202,000	189,241
F&G Annuities & Life, Inc.
7.40%, 1/13/2028(d)	150,000	150,586
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028	252,000	244,899
4.63%, 4/29/2030	100,000	92,919
Fidelity National Financial, Inc.
3.40%, 6/15/2030	150,000	131,691
First American Financial Corp.
4.60%, 11/15/2024	202,000	197,072
2.40%, 8/15/2031	100,000	76,083
Globe Life, Inc.
4.55%, 9/15/2028	101,000	97,806
4.80%, 6/15/2032	100,000	95,068
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	200,000	158,253
Hartford Financial Services Group, Inc. (The)
2.80%, 8/19/2029	202,000	177,475
Manulife Financial Corp.
4.15%, 3/4/2026	202,000	196,947
2.48%, 5/19/2027	202,000	185,376
4.06%, 2/24/2032(b)	151,000	141,550
Markel Group, Inc.
3.35%, 9/17/2029	200,000	180,226
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	76,000	73,838
4.38%, 3/15/2029	505,000	493,239
2.25%, 11/15/2030	116,000	96,598
Old Republic International Corp.
4.88%, 10/1/2024	101,000	99,381
3.88%, 8/26/2026	101,000	95,437
Primerica, Inc.
2.80%, 11/19/2031	150,000	124,416
Principal Financial Group, Inc.
3.70%, 5/15/2029	200,000	184,163
5.38%, 3/15/2033	100,000	99,872
Progressive Corp. (The)
3.20%, 3/26/2030	101,000	90,543
4.95%, 6/15/2033	150,000	148,564

Investments	Principal Amount ($)	Value ($)
Prudential Financial, Inc.
5.38%, 5/15/2045(b)	252,000	248,243
3.70%, 10/1/2050(b)	101,000	86,240
6.00%, 9/1/2052(b)	100,000	95,965
Reinsurance Group of America, Inc.
3.90%, 5/15/2029	202,000	184,893
RenaissanceRe Holdings Ltd.
3.60%, 4/15/2029	200,000	180,025
Trinity Acquisition plc
4.40%, 3/15/2026	151,000	145,645
Willis North America, Inc.
4.65%, 6/15/2027	301,000	291,937
4.50%, 9/15/2028	140,000	133,803
2.95%, 9/15/2029	454,000	394,527
5.35%, 5/15/2033	140,000	136,367

		9,915,999

Interactive Media & Services - 0.5%
Meta Platforms, Inc.
3.50%, 8/15/2027	353,000	337,194
4.60%, 5/15/2028	200,000	199,381
3.85%, 8/15/2032	281,000	261,500
4.95%, 5/15/2033	450,000	453,149
Weibo Corp.
3.38%, 7/8/2030	252,000	204,450

		1,455,674

IT Services - 0.5%
CGI, Inc.
1.45%, 9/14/2026	101,000	89,224
Genpact Luxembourg Sarl
3.38%, 12/1/2024	352,000	338,656
International Business Machines Corp.
4.15%, 7/27/2027	142,000	138,267
3.50%, 5/15/2029	505,000	468,578
1.95%, 5/15/2030	100,000	82,737
VeriSign, Inc.
5.25%, 4/1/2025	250,000	247,973
4.75%, 7/15/2027	101,000	99,809

		1,465,244

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.
2.75%, 9/15/2029	152,000	132,288
2.30%, 3/12/2031	201,000	165,272

		297,560

Machinery - 1.2%
Cummins, Inc.
1.50%, 9/1/2030	151,000	122,084
Dover Corp.
3.15%, 11/15/2025	151,000	143,240
Fortive Corp.
3.15%, 6/15/2026	251,000	236,612
IDEX Corp.
2.63%, 6/15/2031	200,000	166,610
Illinois Tool Works, Inc.
2.65%, 11/15/2026	302,000	283,671
nVent Finance Sarl
4.55%, 4/15/2028	252,000	239,646
5.65%, 5/15/2033	100,000	98,120

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Oshkosh Corp.
4.60%, 5/15/2028	200,000	196,254
Otis Worldwide Corp.
2.06%, 4/5/2025	302,000	285,473
2.29%, 4/5/2027	200,000	182,440
2.57%, 2/15/2030	303,000	261,089
Stanley Black & Decker, Inc.
4.00%, 3/15/2060(b)	100,000	76,508
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	300,000	282,631
4.95%, 9/15/2028(a)	454,000	442,002
Xylem, Inc.
3.25%, 11/1/2026	350,000	330,318

		3,346,698

Media - 0.3%
Charter Communications Operating LLC
4.91%, 7/23/2025	100,000	98,231
Comcast Corp.
1.50%, 2/15/2031	152,000	120,401
Fox Corp.
4.71%, 1/25/2029	252,000	244,483
3.50%, 4/8/2030	102,000	91,555
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030	202,000	194,484
Omnicom Group, Inc.
4.20%, 6/1/2030	200,000	186,656

		935,810

Metals & Mining - 1.1%
AngloGold Ashanti Holdings plc
3.38%, 11/1/2028	252,000	223,187
ArcelorMittal SA
6.55%, 11/29/2027	452,000	467,114
4.25%, 7/16/2029	202,000	192,532
BHP Billiton Finance USA Ltd.
4.75%, 2/28/2028	300,000	298,908
Nucor Corp.
4.30%, 5/23/2027	252,000	245,289
Reliance Steel & Aluminum Co.
1.30%, 8/15/2025	252,000	231,431
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031	50,000	56,995
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028	172,000	188,696
Steel Dynamics, Inc.
2.80%, 12/15/2024	351,000	335,965
3.45%, 4/15/2030	252,000	224,346
Vale Overseas Ltd.
3.75%, 7/8/2030	305,000	271,576
6.13%, 6/12/2033	150,000	150,757

		2,886,796

Multi-Utilities - 2.4%
Ameren Corp.
3.65%, 2/15/2026	303,000	289,166
1.75%, 3/15/2028	152,000	131,829
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025	804,000	786,544
3.25%, 4/15/2028	200,000	184,751

Investments	Principal Amount ($)	Value ($)
3.70%, 7/15/2030	303,000	278,507
Black Hills Corp.
1.04%, 8/23/2024	50,000	47,495
5.95%, 3/15/2028	302,000	308,382
CenterPoint Energy, Inc.
2.95%, 3/1/2030	152,000	132,658
CMS Energy Corp.
4.75%, 6/1/2050(b)	203,000	178,404
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/2030	252,000	228,867
Dominion Energy, Inc.
5.75%, 10/1/2054(b)	202,000	194,624
DTE Energy Co.
Series C, 2.53%, 10/1/2024(a)	50,000	48,128
4.88%, 6/1/2028	300,000	296,328
Series C, 3.40%, 6/15/2029	102,000	91,939
NiSource, Inc.
2.95%, 9/1/2029	101,000	89,794
3.60%, 5/1/2030	300,000	271,030
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025	152,000	138,173
5.85%, 11/15/2027	352,000	360,549
2.45%, 11/15/2031	150,000	120,926
Puget Energy, Inc.
4.10%, 6/15/2030	50,000	45,241
Sempra
3.30%, 4/1/2025	140,000	134,876
3.25%, 6/15/2027	50,000	46,319
3.40%, 2/1/2028	654,000	606,233
3.70%, 4/1/2029	353,000	324,830
4.12%, 4/1/2052(b)	303,000	248,822
WEC Energy Group, Inc.
4.75%, 1/15/2028	350,000	344,333
2.20%, 12/15/2028	505,000	437,468

		6,366,216

Office REITs - 0.5%
Alexandria Real Estate Equities, Inc.
REIT, 3.38%, 8/15/2031	200,000	173,200
Boston Properties LP
REIT, 3.25%, 1/30/2031	192,000	158,259
Brandywine Operating Partnership LP
REIT, 4.10%, 10/1/2024	50,000	48,012
Corporate Office Properties LP
REIT, 2.25%, 3/15/2026	50,000	44,511
REIT, 2.00%, 1/15/2029	303,000	234,412
Highwoods Realty LP
REIT, 4.13%, 3/15/2028	202,000	181,386
REIT, 4.20%, 4/15/2029	101,000	86,273
Hudson Pacific Properties LP
REIT, 5.95%, 2/15/2028	50,000	41,484
Kilroy Realty LP
REIT, 4.38%, 10/1/2025	101,000	94,946
REIT, 4.25%, 8/15/2029	50,000	42,690
REIT, 3.05%, 2/15/2030	313,000	248,675

		1,353,848

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Oil, Gas & Consumable Fuels - 9.4%
Boardwalk Pipelines LP
5.95%, 6/1/2026	100,000	100,507
4.80%, 5/3/2029	202,000	194,816
3.60%, 9/1/2032	100,000	85,281
BP Capital Markets America, Inc.
4.81%, 2/13/2033	50,000	49,171
Canadian Natural Resources Ltd.
3.85%, 6/1/2027	800,000	758,228
2.95%, 7/15/2030	150,000	128,981
Cenovus Energy, Inc.
2.65%, 1/15/2032	150,000	121,383
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/2027	50,000	49,477
3.70%, 11/15/2029	303,000	276,483
Cheniere Energy Partners LP
4.50%, 10/1/2029	505,000	469,493
4.00%, 3/1/2031	300,000	266,961
3.25%, 1/31/2032	100,000	83,214
5.95%, 6/30/2033(d)	400,000	404,756
Cheniere Energy, Inc.
4.63%, 10/15/2028	252,000	236,491
Chevron Corp.
1.55%, 5/11/2025	303,000	284,703
2.00%, 5/11/2027	450,000	408,560
Chevron USA, Inc.
0.69%, 8/12/2025	252,000	230,926
3.85%, 1/15/2028	151,000	147,232
3.25%, 10/15/2029	50,000	46,258
ConocoPhillips
5.90%, 10/15/2032	200,000	215,184
ConocoPhillips Co.
6.95%, 4/15/2029	101,000	112,142
Continental Resources, Inc.
4.38%, 1/15/2028	293,000	277,417
Coterra Energy, Inc.
3.90%, 5/15/2027	202,000	192,457
4.38%, 3/15/2029	150,000	141,570
DCP Midstream Operating LP
5.63%, 7/15/2027	252,000	252,833
5.13%, 5/15/2029	50,000	49,018
8.13%, 8/16/2030	152,000	170,592
Devon Energy Corp.
4.50%, 1/15/2030	101,000	95,590
7.95%, 4/15/2032	150,000	172,442
Diamondback Energy, Inc.
3.50%, 12/1/2029	303,000	276,114
3.13%, 3/24/2031	1,000	868
6.25%, 3/15/2033	100,000	104,460
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	202,000	176,187
Enbridge, Inc.
5.70%, 3/8/2033	101,000	102,386
Series 16-A, 6.00%, 1/15/2077(b)	150,000	141,694
5.50%, 7/15/2077(b)	100,000	90,343
6.25%, 3/1/2078(b)	202,000	186,952

Investments	Principal Amount ($)	Value ($)
Series 20-A, 5.75%, 7/15/2080(b)	202,000	184,649
Energy Transfer LP
4.20%, 4/15/2027	250,000	239,668
5.50%, 6/1/2027	252,000	251,826
4.95%, 5/15/2028	502,000	491,022
5.25%, 4/15/2029	202,000	200,165
4.15%, 9/15/2029	252,000	233,803
3.75%, 5/15/2030	300,000	271,732
Enterprise Products Operating LLC
3.75%, 2/15/2025	303,000	295,359
3.70%, 2/15/2026	270,000	260,783
3.95%, 2/15/2027	303,000	292,393
4.15%, 10/16/2028	281,000	269,249
3.13%, 7/31/2029	252,000	226,966
2.80%, 1/31/2030	457,000	400,725
5.35%, 1/31/2033	502,000	511,927
Series E, 5.25%, 8/16/2077(b)	202,000	179,259
5.38%, 2/15/2078(b)	251,000	210,665
EOG Resources, Inc.
4.38%, 4/15/2030	202,000	198,043
EQT Corp.
6.13%, 2/1/2025(a)	391,000	391,207
3.90%, 10/1/2027	203,000	190,304
7.00%, 2/1/2030(a)	152,000	159,959
Exxon Mobil Corp.
2.71%, 3/6/2025	151,000	145,317
2.99%, 3/19/2025	650,000	627,349
2.44%, 8/16/2029	252,000	223,216
3.48%, 3/19/2030	400,000	372,803
2.61%, 10/15/2030	101,000	88,148
Hess Corp.
4.30%, 4/1/2027	50,000	48,257
7.88%, 10/1/2029	178,000	197,917
7.30%, 8/15/2031	150,000	165,151
HF Sinclair Corp.
5.88%, 4/1/2026	50,000	50,206
4.50%, 10/1/2030	151,000	136,177
Kinder Morgan, Inc.
7.80%, 8/1/2031	252,000	286,332
Magellan Midstream Partners LP
5.00%, 3/1/2026	202,000	200,371
3.25%, 6/1/2030	200,000	176,194
Marathon Oil Corp.
4.40%, 7/15/2027	151,000	144,604
Marathon Petroleum Corp.
4.70%, 5/1/2025	252,000	248,699
3.80%, 4/1/2028	202,000	189,321
MPLX LP
4.88%, 12/1/2024	101,000	99,714
4.88%, 6/1/2025	404,000	398,651
1.75%, 3/1/2026	252,000	229,924
4.13%, 3/1/2027	252,000	242,169
4.00%, 3/15/2028	101,000	95,491
4.80%, 2/15/2029	100,000	97,047

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.65%, 8/15/2030	100,000	84,012
4.95%, 9/1/2032	101,000	96,540
5.00%, 3/1/2033	300,000	288,277
Occidental Petroleum Corp.
8.50%, 7/15/2027	200,000	216,920
8.88%, 7/15/2030	202,000	234,021
6.63%, 9/1/2030	303,000	317,777
6.13%, 1/1/2031	252,000	257,410
7.50%, 5/1/2031	505,000	554,490
7.88%, 9/15/2031	122,000	137,098
ONEOK, Inc.
4.00%, 7/13/2027	250,000	237,949
4.55%, 7/15/2028	150,000	142,827
4.35%, 3/15/2029	252,000	235,337
3.40%, 9/1/2029	200,000	176,096
3.10%, 3/15/2030	309,000	265,535
6.35%, 1/15/2031	50,000	51,498
6.10%, 11/15/2032	150,000	153,189
Phillips 66 Co.
3.61%, 2/15/2025	100,000	97,036
3.55%, 10/1/2026	100,000	94,231
5.30%, 6/30/2033	100,000	99,919
Pioneer Natural Resources Co.
1.13%, 1/15/2026	454,000	411,426
2.15%, 1/15/2031	150,000	122,814
Plains All American Pipeline LP
3.55%, 12/15/2029	252,000	222,673
3.80%, 9/15/2030	101,000	90,464
Sabine Pass Liquefaction LLC
5.00%, 3/15/2027	502,000	497,198
4.50%, 5/15/2030	300,000	284,775
Suncor Energy, Inc.
7.15%, 2/1/2032	150,000	161,348
Targa Resources Corp.
5.20%, 7/1/2027	250,000	248,211
4.20%, 2/1/2033	150,000	133,972
Targa Resources Partners LP
4.88%, 2/1/2031	50,000	46,435
4.00%, 1/15/2032	202,000	177,105
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	106,707
Tosco Corp.
8.13%, 2/15/2030	152,000	176,677
TotalEnergies Capital International SA
2.43%, 1/10/2025	50,000	48,060
2.83%, 1/10/2030	252,000	225,085
Transcanada Trust
Series 16-A, 5.87%, 8/15/2076(b)	50,000	46,649
5.50%, 9/15/2079(b)	200,000	170,101
5.60%, 3/7/2082(b)	50,000	42,119
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/2028	252,000	238,085
Valero Energy Corp.
2.80%, 12/1/2031	200,000	166,366
Valero Energy Partners LP
4.50%, 3/15/2028	200,000	193,669

Investments	Principal Amount ($)	Value ($)
Western Midstream Operating LP
3.10%, 2/1/2025(a)	200,000	191,171
4.65%, 7/1/2026	252,000	244,503
4.05%, 2/1/2030(a)	350,000	318,073
6.15%, 4/1/2033	150,000	152,134

		25,479,914

Paper & Forest Products - 0.1%
Suzano Austria GmbH
6.00%, 1/15/2029	252,000	251,519

Personal Care Products - 0.7%
Conopco, Inc.
6.63%, 4/15/2028	200,000	214,851
Haleon US Capital LLC
3.38%, 3/24/2027	502,000	472,446
Kenvue, Inc.
5.50%, 3/22/2025(d)	200,000	200,787
5.35%, 3/22/2026(d)	202,000	203,502
5.05%, 3/22/2028(d)	252,000	254,197
5.00%, 3/22/2030(d)	202,000	203,841
4.90%, 3/22/2033(d)	450,000	452,999

		2,002,623

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.
2.95%, 3/15/2032	102,000	89,216
Eli Lilly & Co.
3.38%, 3/15/2029	353,000	333,322
4.70%, 2/27/2033	260,000	262,114
Merck & Co., Inc.
1.70%, 6/10/2027	151,000	135,474
1.90%, 12/10/2028	404,000	353,316
3.40%, 3/7/2029	555,000	519,594
4.30%, 5/17/2030	252,000	246,225
1.45%, 6/24/2030	250,000	202,895
2.15%, 12/10/2031	490,000	404,584
4.50%, 5/17/2033	350,000	344,486
Novartis Capital Corp.
2.20%, 8/14/2030	100,000	85,948
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2028	50,000	49,156
4.65%, 5/19/2030	808,000	799,802
4.75%, 5/19/2033	252,000	250,334
Pfizer, Inc.
3.45%, 3/15/2029	202,000	191,065
2.63%, 4/1/2030	126,000	111,341
Royalty Pharma plc
1.20%, 9/2/2025	502,000	456,360
Zoetis, Inc.
3.00%, 9/12/2027	96,000	89,602
3.90%, 8/20/2028	252,000	242,182
5.60%, 11/16/2032	200,000	208,858

		5,375,874

Professional Services - 0.6%
Automatic Data Processing, Inc.
3.38%, 9/15/2025	50,000	48,387
1.70%, 5/15/2028	433,000	380,069
1.25%, 9/1/2030	151,000	121,446

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Broadridge Financial Solutions, Inc.
2.90%, 12/1/2029	252,000	218,061
2.60%, 5/1/2031	200,000	164,820
Equifax, Inc.
2.60%, 12/1/2024	101,000	96,575
3.10%, 5/15/2030	202,000	173,556
2.35%, 9/15/2031	100,000	79,052
Verisk Analytics, Inc.
4.00%, 6/15/2025	100,000	97,474
4.13%, 3/15/2029	252,000	242,483
5.75%, 4/1/2033	100,000	103,406

		1,725,329

Real Estate Management & Development - 0.0%(e)
CBRE Services, Inc.
2.50%, 4/1/2031	101,000	81,138

Residential REITs - 1.2%
American Homes 4 Rent LP
REIT, 4.90%, 2/15/2029	162,000	157,287
AvalonBay Communities, Inc.
REIT, 3.45%, 6/1/2025	151,000	146,022
REIT, 3.50%, 11/15/2025	50,000	47,923
REIT, 2.30%, 3/1/2030	303,000	254,047
Camden Property Trust
REIT, 3.15%, 7/1/2029	50,000	44,894
ERP Operating LP
REIT, 3.25%, 8/1/2027	45,000	41,612
REIT, 3.00%, 7/1/2029	303,000	269,433
Essential Properties LP
REIT, 2.95%, 7/15/2031	100,000	75,653
Essex Portfolio LP
REIT, 3.63%, 5/1/2027	200,000	186,874
REIT, 4.00%, 3/1/2029	151,000	139,948
REIT, 3.00%, 1/15/2030	252,000	216,132
REIT, 1.65%, 1/15/2031	100,000	75,870
Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028	300,000	255,383
Mid-America Apartments LP
REIT, 3.95%, 3/15/2029	303,000	286,075
REIT, 2.75%, 3/15/2030	151,000	131,418
Spirit Realty LP
REIT, 2.10%, 3/15/2028	252,000	214,793
REIT, 4.00%, 7/15/2029	100,000	89,413
REIT, 3.40%, 1/15/2030	202,000	173,671
REIT, 3.20%, 2/15/2031	100,000	81,782
Tanger Properties LP
REIT, 3.13%, 9/1/2026	200,000	179,740
REIT, 2.75%, 9/1/2031	100,000	74,600

		3,142,570

Retail REITs - 0.8%
Agree LP
REIT, 2.00%, 6/15/2028	202,000	168,786
REIT, 4.80%, 10/1/2032	150,000	139,627
Brixmor Operating Partnership LP
REIT, 4.13%, 6/15/2026	252,000	237,561
REIT, 4.13%, 5/15/2029	252,000	227,185
REIT, 4.05%, 7/1/2030	151,000	137,346

Investments	Principal Amount ($)	Value ($)
NNN REIT, Inc.
REIT, 4.00%, 11/15/2025	50,000	47,672
REIT, 3.60%, 12/15/2026	200,000	186,071
REIT, 3.50%, 10/15/2027	151,000	138,712
REIT, 4.30%, 10/15/2028	91,000	85,274
Realty Income Corp.
REIT, 4.63%, 11/1/2025	202,000	198,896
Regency Centers LP
REIT, 2.95%, 9/15/2029	150,000	129,011
REIT, 3.70%, 6/15/2030	252,000	226,127
SITE Centers Corp.
REIT, 3.63%, 2/1/2025	230,000	218,020

		2,140,288

Semiconductors & Semiconductor Equipment - 2.9%
Broadcom Corp.
3.88%, 1/15/2027	394,000	375,645
3.50%, 1/15/2028	553,000	511,741
Broadcom, Inc.
3.63%, 10/15/2024	50,000	48,711
3.15%, 11/15/2025	502,000	478,541
3.46%, 9/15/2026	151,000	143,098
1.95%, 2/15/2028(d)	150,000	129,620
4.11%, 9/15/2028	405,000	383,685
4.00%, 4/15/2029(d)	404,000	374,337
4.75%, 4/15/2029	505,000	488,823
5.00%, 4/15/2030	150,000	147,512
4.15%, 11/15/2030	150,000	137,904
2.45%, 2/15/2031(d)	303,000	246,048
4.15%, 4/15/2032(d)	250,000	226,046
4.30%, 11/15/2032	450,000	410,513
2.60%, 2/15/2033(d)	300,000	233,655
3.42%, 4/15/2033(d)	640,000	535,290
Microchip Technology, Inc.
0.98%, 9/1/2024	101,000	95,861
Micron Technology, Inc.
4.66%, 2/15/2030	300,000	284,236
NXP BV
3.88%, 6/18/2026	50,000	47,959
3.15%, 5/1/2027	200,000	184,956
4.30%, 6/18/2029	250,000	236,016
3.40%, 5/1/2030	252,000	223,337
Qorvo, Inc.
4.38%, 10/15/2029	202,000	185,298
Skyworks Solutions, Inc.
1.80%, 6/1/2026	101,000	90,488
3.00%, 6/1/2031	100,000	82,930
Texas Instruments, Inc.
1.38%, 3/12/2025	202,000	190,197
2.90%, 11/3/2027	252,000	235,266
3.65%, 8/16/2032	150,000	138,316
4.90%, 3/14/2033	200,000	203,101
TSMC Arizona Corp.
1.75%, 10/25/2026	500,000	449,637
3.88%, 4/22/2027	252,000	242,576
2.50%, 10/25/2031	200,000	166,957

		7,928,300

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Software - 2.0%
Adobe, Inc.
3.25%, 2/1/2025	50,000	48,622
2.15%, 2/1/2027	252,000	231,936
2.30%, 2/1/2030	353,000	309,263
Autodesk, Inc.
3.50%, 6/15/2027	350,000	330,537
2.85%, 1/15/2030	50,000	43,766
2.40%, 12/15/2031	202,000	165,618
Fortinet, Inc.
1.00%, 3/15/2026	50,000	44,715
Intuit, Inc.
1.35%, 7/15/2027	200,000	175,679
Microsoft Corp.
3.13%, 11/3/2025	279,000	269,076
Oracle Corp.
2.80%, 4/1/2027	290,000	267,781
3.25%, 11/15/2027	150,000	139,817
2.30%, 3/25/2028	303,000	267,347
2.95%, 4/1/2030	458,000	399,653
4.65%, 5/6/2030	101,000	97,758
3.25%, 5/15/2030	50,000	44,400
2.88%, 3/25/2031	303,000	257,619
6.25%, 11/9/2032	150,000	158,621
Roper Technologies, Inc.
3.80%, 12/15/2026	50,000	47,913
1.40%, 9/15/2027	480,000	416,825
4.20%, 9/15/2028	301,000	290,334
2.95%, 9/15/2029	50,000	44,710
1.75%, 2/15/2031	252,000	199,645
VMware, Inc.
1.00%, 8/15/2024	252,000	239,722
1.40%, 8/15/2026	353,000	312,751
4.65%, 5/15/2027	50,000	48,733
3.90%, 8/21/2027	252,000	239,040
1.80%, 8/15/2028	164,000	137,934
4.70%, 5/15/2030	252,000	239,238

		5,469,053

Specialized REITs - 1.5%
American Tower Corp.
REIT, 2.40%, 3/15/2025	603,000	571,536
Crown Castle, Inc.
REIT, 3.10%, 11/15/2029	50,000	43,780
REIT, 2.25%, 1/15/2031	250,000	203,282
REIT, 2.10%, 4/1/2031	100,000	79,668
CubeSmart LP
REIT, 4.00%, 11/15/2025	101,000	95,675
REIT, 2.25%, 12/15/2028	150,000	127,113
REIT, 4.38%, 2/15/2029	150,000	140,965
REIT, 3.00%, 2/15/2030	200,000	170,712
REIT, 2.50%, 2/15/2032	150,000	119,121
EPR Properties
REIT, 4.50%, 6/1/2027	153,000	138,709
REIT, 4.95%, 4/15/2028	353,000	317,225
REIT, 3.60%, 11/15/2031	100,000	78,105
Equinix, Inc.
REIT, 1.45%, 5/15/2026	162,000	145,288

Investments	Principal Amount ($)	Value ($)
REIT, 3.20%, 11/18/2029	252,000	222,081
Extra Space Storage LP
REIT, 3.90%, 4/1/2029	200,000	184,251
Public Storage
REIT, 0.88%, 2/15/2026	50,000	45,045
REIT, 3.09%, 9/15/2027	202,000	189,116
REIT, 1.85%, 5/1/2028	503,000	437,399
REIT, 1.95%, 11/9/2028	151,000	130,113
Weyerhaeuser Co.
REIT, 4.00%, 11/15/2029	101,000	93,437
REIT, 4.00%, 4/15/2030	454,000	418,511
REIT, 3.38%, 3/9/2033	150,000	128,801

		4,079,933

Specialty Retail - 1.7%
AutoNation, Inc.
1.95%, 8/1/2028	222,000	183,251
4.75%, 6/1/2030	100,000	94,101
AutoZone, Inc.
3.25%, 4/15/2025	242,000	232,812
3.13%, 4/21/2026	25,000	23,677
3.75%, 6/1/2027	202,000	193,355
4.50%, 2/1/2028	200,000	194,799
4.00%, 4/15/2030	252,000	233,922
4.75%, 8/1/2032	140,000	135,128
4.75%, 2/1/2033	150,000	143,591
Best Buy Co., Inc.
4.45%, 10/1/2028	51,000	49,557
Home Depot, Inc. (The)
2.80%, 9/14/2027	353,000	328,921
2.95%, 6/15/2029	151,000	137,942
3.25%, 4/15/2032	328,000	293,963
Lowe’s Cos., Inc.
3.65%, 4/5/2029	252,000	234,762
4.50%, 4/15/2030	202,000	195,600
3.75%, 4/1/2032	202,000	183,166
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	252,000	241,365
3.60%, 9/1/2027	301,000	285,261
4.35%, 6/1/2028	353,000	343,968
4.20%, 4/1/2030	50,000	47,100
4.70%, 6/15/2032	150,000	144,161
Ross Stores, Inc.
0.88%, 4/15/2026	200,000	177,452
1.88%, 4/15/2031	150,000	118,869
TJX Cos., Inc. (The)
2.25%, 9/15/2026	50,000	46,406
3.88%, 4/15/2030	151,000	143,690
Tractor Supply Co.
5.25%, 5/15/2033	150,000	148,301

		4,555,120

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.
2.75%, 1/13/2025	101,000	97,731
2.50%, 2/9/2025	101,000	97,259
1.13%, 5/11/2025	454,000	425,011
3.20%, 5/13/2025	252,000	244,123
0.55%, 8/20/2025	50,000	45,806

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.25%, 2/23/2026	723,000	697,520
2.45%, 8/4/2026	352,000	329,860
2.05%, 9/11/2026	302,000	279,289
3.35%, 2/9/2027	232,000	222,583
3.20%, 5/11/2027	565,000	539,744
2.90%, 9/12/2027	202,000	189,872
3.00%, 11/13/2027	242,000	228,000
1.20%, 2/8/2028	454,000	393,901
1.40%, 8/5/2028	444,000	384,153
3.25%, 8/8/2029	202,000	189,498
2.20%, 9/11/2029	102,000	89,929
4.15%, 5/10/2030	50,000	49,350
1.65%, 2/8/2031	252,000	207,878
HP, Inc.
3.00%, 6/17/2027	353,000	326,833
4.00%, 4/15/2029	202,000	190,857
3.40%, 6/17/2030	100,000	87,566
NetApp, Inc.
1.88%, 6/22/2025	151,000	140,843
2.38%, 6/22/2027	200,000	181,804

		5,639,410

Textiles, Apparel & Luxury Goods - 0.0%(e)
Tapestry, Inc.
4.13%, 7/15/2027	8,000	7,525

Tobacco - 2.3%
Altria Group, Inc.
2.35%, 5/6/2025	212,000	200,181
4.40%, 2/14/2026	251,000	246,428
2.63%, 9/16/2026	151,000	140,827
4.80%, 2/14/2029	654,000	637,961
3.40%, 5/6/2030	303,000	268,025
2.45%, 2/4/2032	300,000	236,132
BAT Capital Corp.
3.22%, 9/6/2026	250,000	233,799
4.70%, 4/2/2027	133,000	129,471
3.56%, 8/15/2027	293,000	272,127
2.26%, 3/25/2028	151,000	130,543
3.46%, 9/6/2029	100,000	87,663
4.91%, 4/2/2030	252,000	238,707
2.73%, 3/25/2031	127,000	101,246
Philip Morris International, Inc.
1.50%, 5/1/2025	225,000	211,106
4.88%, 2/13/2026	351,000	348,666
2.75%, 2/25/2026	100,000	94,480
0.88%, 5/1/2026	151,000	135,141
5.13%, 11/17/2027	303,000	303,683
4.88%, 2/15/2028	553,000	547,503
3.38%, 8/15/2029	303,000	274,403
5.63%, 11/17/2029	200,000	204,604
5.13%, 2/15/2030	665,000	660,770
5.38%, 2/15/2033	530,000	528,438

		6,231,904

Trading Companies & Distributors - 0.2%
Air Lease Corp.
3.63%, 12/1/2027	202,000	187,212
3.13%, 12/1/2030	100,000	83,749

Investments	Principal Amount ($)	Value ($)
Aircastle Ltd.
4.25%, 6/15/2026	252,000	239,431

		510,392

Water Utilities - 0.2%
American Water Capital Corp.
3.45%, 6/1/2029	202,000	186,726
2.80%, 5/1/2030	200,000	174,587
Essential Utilities, Inc.
2.70%, 4/15/2030	200,000	169,640

		530,953

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
2.88%, 5/7/2030	252,000	218,465

TOTAL CORPORATE BONDS (COST $271,651,856)		261,867,912

Total Investments - 96.9% (Cost $271,651,856)		261,867,912
Other assets less liabilities - 3.1%		8,250,421

Net Assets - 100.0%		270,118,333

(a)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2023.

(b)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2023.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

CME	Chicago Mercantile Exchange
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Security Type	% of Net Assets
Corporate Bonds	96.9%
Others(1)	3.1

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 96.1%

Aerospace & Defense - 2.0%
Boeing Co. (The)
5.81%, 5/1/2050	80,000	80,463
5.93%, 5/1/2060	25,000	24,970
L3Harris Technologies, Inc.
5.05%, 4/27/2045	50,000	46,951
Lockheed Martin Corp.
4.09%, 9/15/2052	125,000	108,074
4.15%, 6/15/2053	170,000	146,989
5.70%, 11/15/2054	50,000	54,781
5.20%, 2/15/2055	10,000	10,196
4.30%, 6/15/2062	10,000	8,668
5.90%, 11/15/2063	90,000	101,038
Northrop Grumman Corp.
4.95%, 3/15/2053	10,000	9,620
RTX Corp.
4.45%, 11/16/2038	10,000	9,108
4.20%, 12/15/2044	10,000	7,956
5.38%, 2/27/2053	30,000	30,136

		638,950

Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
5.05%, 3/3/2053	50,000	50,316

Automobile Components - 0.3%
Aptiv plc
4.15%, 5/1/2052	50,000	38,247
Lear Corp.
5.25%, 5/15/2049	50,000	44,204

		82,451

Automobiles - 0.0%(a)
General Motors Co.
5.95%, 4/1/2049	10,000	9,364

Banks - 7.3%
Bank of America Corp.
7.75%, 5/14/2038	100,000	119,809
2.68%, 6/19/2041(b)	50,000	35,412
3.31%, 4/22/2042(b)	25,000	19,278
4.08%, 3/20/2051(b)	50,000	41,679
Citigroup, Inc.
6.13%, 8/25/2036	100,000	103,316
2.90%, 11/3/2042(b)	25,000	17,710
6.68%, 9/13/2043	75,000	81,053
5.30%, 5/6/2044	100,000	92,914
4.75%, 5/18/2046	135,000	116,099
4.28%, 4/24/2048(b)	25,000	21,646
Cooperatieve Rabobank UA
5.25%, 5/24/2041	30,000	30,975
Fifth Third Bancorp
8.25%, 3/1/2038	20,000	23,437

Investments	Principal Amount ($)	Value ($)
HSBC Holdings plc
6.50%, 9/15/2037	100,000	101,017
6.33%, 3/9/2044(b)	200,000	209,140
JPMorgan Chase & Co.
6.40%, 5/15/2038	35,000	39,187
4.95%, 6/1/2045	230,000	214,939
3.33%, 4/22/2052(b)	50,000	36,719
Lloyds Banking Group plc
4.34%, 1/9/2048	200,000	154,593
Regions Financial Corp.
7.38%, 12/10/2037	50,000	53,486
Sumitomo Mitsui Financial Group, Inc.
2.93%, 9/17/2041	10,000	6,918
6.18%, 7/13/2043	10,000	10,407
Wells Fargo & Co.
5.95%, 12/15/2036	25,000	24,685
3.07%, 4/30/2041(b)	100,000	73,523
5.38%, 11/2/2043	100,000	95,005
5.61%, 1/15/2044	100,000	96,509
4.90%, 11/17/2045	150,000	131,863
4.40%, 6/14/2046	125,000	102,082
4.75%, 12/7/2046	150,000	128,483
5.01%, 4/4/2051(b)	10,000	9,328
Westpac Banking Corp.
3.13%, 11/18/2041	250,000	167,098

		2,358,310

Beverages - 1.0%
Brown-Forman Corp.
4.00%, 4/15/2038	50,000	43,893
Coca-Cola Co. (The)
2.50%, 6/1/2040	10,000	7,403
2.50%, 3/15/2051	10,000	6,699
2.75%, 6/1/2060	10,000	6,778
Constellation Brands, Inc.
5.25%, 11/15/2048	30,000	28,515
3.75%, 5/1/2050	30,000	23,421
Diageo Investment Corp.
4.25%, 5/11/2042	75,000	66,769
Keurig Dr Pepper, Inc.
4.50%, 11/15/2045	40,000	34,801
3.80%, 5/1/2050	40,000	31,020
4.50%, 4/15/2052	40,000	35,020
PepsiCo, Inc.
4.65%, 2/15/2053	50,000	49,635

		333,954

Biotechnology - 2.5%
AbbVie, Inc.
4.55%, 3/15/2035	200,000	190,460
4.85%, 6/15/2044	200,000	185,588
4.88%, 11/14/2048	200,000	187,634
Amgen, Inc.
5.15%, 11/15/2041	60,000	57,326
5.65%, 3/2/2053	30,000	30,091
4.40%, 2/22/2062	60,000	49,035

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.75%, 3/2/2063	30,000	30,156
Biogen, Inc.
3.25%, 2/15/2051	10,000	6,877
Gilead Sciences, Inc.
4.15%, 3/1/2047	20,000	17,156
2.80%, 10/1/2050	15,000	10,008
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050	50,000	31,793

		796,124

Broadline Retail - 0.4%
Alibaba Group Holding Ltd.
3.15%, 2/9/2051	200,000	126,594

Building Products - 0.8%
Carrier Global Corp.
3.58%, 4/5/2050	50,000	37,092
Johnson Controls International plc
4.50%, 2/15/2047	30,000	26,039
Masco Corp.
4.50%, 5/15/2047	50,000	40,069
Owens Corning
4.30%, 7/15/2047	40,000	32,761
4.40%, 1/30/2048	40,000	33,079
Trane Technologies Luxembourg Finance SA
4.50%, 3/21/2049	100,000	87,827

		256,867

Capital Markets - 1.9%
CI Financial Corp.
4.10%, 6/15/2051	50,000	30,569
Goldman Sachs Group, Inc. (The)
4.02%, 10/31/2038(b)	55,000	46,671
2.91%, 7/21/2042(b)	55,000	38,940
4.75%, 10/21/2045	75,000	68,545
Moody’s Corp.
2.75%, 8/19/2041	10,000	7,035
4.88%, 12/17/2048	10,000	9,317
3.25%, 5/20/2050	10,000	7,038
3.75%, 2/25/2052	60,000	46,808
2.55%, 8/18/2060	10,000	5,434
3.10%, 11/29/2061	70,000	45,005
Morgan Stanley
6.38%, 7/24/2042	50,000	56,054
4.30%, 1/27/2045	60,000	52,717
Nasdaq, Inc.
2.50%, 12/21/2040	10,000	6,672
3.25%, 4/28/2050	110,000	74,724
3.95%, 3/7/2052	60,000	46,150
6.10%, 6/28/2063	10,000	10,098
S&P Global, Inc.
6.55%, 11/15/2037	50,000	54,497
4.50%, 5/15/2048	10,000	8,840
3.90%, 3/1/2062	10,000	8,168

		623,282

Chemicals - 1.9%
Albemarle Corp.
5.45%, 12/1/2044	50,000	46,372

Investments	Principal Amount ($)	Value ($)
CF Industries, Inc.
5.15%, 3/15/2034	40,000	38,342
5.38%, 3/15/2044	100,000	90,857
Dow Chemical Co. (The)
9.40%, 5/15/2039	48,000	64,976
5.55%, 11/30/2048	40,000	38,936
FMC Corp.
4.50%, 10/1/2049	50,000	38,137
LYB International Finance BV
5.25%, 7/15/2043	50,000	45,364
LYB International Finance III LLC
4.20%, 10/15/2049	50,000	38,386
4.20%, 5/1/2050	50,000	38,322
3.63%, 4/1/2051	100,000	69,304
LyondellBasell Industries NV
4.63%, 2/26/2055	50,000	40,624
Mosaic Co. (The)
5.63%, 11/15/2043	30,000	28,138
RPM International, Inc.
4.25%, 1/15/2048	20,000	15,154
Sherwin-Williams Co. (The)
2.90%, 3/15/2052	40,000	25,907

		618,819

Commercial Services & Supplies - 0.2%
Republic Services, Inc.
5.70%, 5/15/2041	25,000	26,003
Waste Management, Inc.
2.95%, 6/1/2041	40,000	29,539

		55,542

Communications Equipment - 1.3%
Cisco Systems, Inc.
5.90%, 2/15/2039	200,000	220,252
5.50%, 1/15/2040	100,000	105,868
Juniper Networks, Inc.
5.95%, 3/15/2041	30,000	29,114
Motorola Solutions, Inc.
5.50%, 9/1/2044	30,000	28,607
Nokia OYJ
6.63%, 5/15/2039	50,000	48,560

		432,401

Construction & Engineering - 0.2%
Quanta Services, Inc.
3.05%, 10/1/2041	20,000	13,798
Valmont Industries, Inc.
5.00%, 10/1/2044	50,000	43,277

		57,075

Construction Materials - 0.0%(a)
Vulcan Materials Co.
4.50%, 6/15/2047	10,000	8,780

Consumer Staples Distribution & Retail - 0.6%
Dollar General Corp.
5.50%, 11/1/2052	10,000	9,448
Dollar Tree, Inc.
3.38%, 12/1/2051	30,000	20,088
Sysco Corp.
6.60%, 4/1/2040	10,000	10,775

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
6.60%, 4/1/2050	120,000	135,973
3.15%, 12/14/2051	20,000	13,784

		190,068

Containers & Packaging - 0.3%
International Paper Co.
6.00%, 11/15/2041	25,000	25,509
Packaging Corp. of America
3.05%, 10/1/2051	100,000	65,711

		91,220

Diversified REITs - 0.2%
Simon Property Group LP
REIT, 5.85%, 3/8/2053	20,000	20,203
VICI Properties LP
REIT, 5.63%, 5/15/2052	50,000	45,818

		66,021

Diversified Telecommunication Services - 1.8%
Bell Canada (The)
4.46%, 4/1/2048	60,000	51,101
4.30%, 7/29/2049	15,000	12,336
3.65%, 8/15/2052	60,000	44,361
Telefonica Emisiones SA
5.21%, 3/8/2047	150,000	130,071
TELUS Corp.
4.30%, 6/15/2049	50,000	39,979
Verizon Communications, Inc.
2.88%, 11/20/2050	80,000	50,829
3.55%, 3/22/2051	80,000	57,939
3.88%, 3/1/2052	80,000	61,714
2.99%, 10/30/2056	80,000	49,274
3.70%, 3/22/2061	120,000	85,032

		582,636

Electric Utilities - 3.2%
AEP Texas, Inc.
5.25%, 5/15/2052	35,000	33,201
Arizona Public Service Co.
4.20%, 8/15/2048	10,000	7,824
4.25%, 3/1/2049	10,000	7,830
3.50%, 12/1/2049	60,000	41,833
3.35%, 5/15/2050	70,000	47,864
Cleco Corporate Holdings LLC
4.97%, 5/1/2046(c)	10,000	8,268
Duke Energy Corp.
4.80%, 12/15/2045	55,000	49,109
3.75%, 9/1/2046	20,000	15,265
3.95%, 8/15/2047	50,000	38,332
Emera US Finance LP
4.75%, 6/15/2046	50,000	40,183
Georgia Power Co.
Series B, 3.70%, 1/30/2050	6,000	4,625
5.13%, 5/15/2052	15,000	14,441
Kentucky Utilities Co.
3.30%, 6/1/2050	100,000	71,445
MidAmerican Energy Co.
4.25%, 7/15/2049	50,000	42,101
Oklahoma Gas and Electric Co.
3.85%, 8/15/2047	45,000	34,903

Investments	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
4.95%, 7/1/2050	50,000	39,986
6.75%, 1/15/2053	50,000	50,066
6.70%, 4/1/2053	50,000	49,940
PacifiCorp
6.25%, 10/15/2037	100,000	102,372
2.90%, 6/15/2052	50,000	30,529
5.35%, 12/1/2053	25,000	22,226
PPL Electric Utilities Corp.
5.25%, 5/15/2053	50,000	50,211
Public Service Co. of Colorado
5.25%, 4/1/2053	30,000	28,714
Tucson Electric Power Co.
4.00%, 6/15/2050	60,000	46,080
Union Electric Co.
3.90%, 4/1/2052	50,000	40,576
Wisconsin Power and Light Co.
3.65%, 4/1/2050	70,000	52,215
Wisconsin Public Service Corp.
3.30%, 9/1/2049	40,000	28,473
2.85%, 12/1/2051	70,000	45,779

		1,044,391

Electrical Equipment - 0.4%
ABB Finance USA, Inc.
4.38%, 5/8/2042	50,000	44,002
Eaton Corp.
4.70%, 8/23/2052	30,000	28,389
Emerson Electric Co.
2.80%, 12/21/2051	50,000	33,416
Rockwell Automation, Inc.
2.80%, 8/15/2061	25,000	15,874

		121,681

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.
4.38%, 11/15/2057	25,000	20,434
5.45%, 11/15/2079	80,000	73,443
Tyco Electronics Group SA
7.13%, 10/1/2037	40,000	45,871

		139,748

Entertainment - 0.3%
Activision Blizzard, Inc.
2.50%, 9/15/2050	100,000	65,092
Electronic Arts, Inc.
2.95%, 2/15/2051	50,000	33,673

		98,765

Financial Services - 1.3%
Fidelity National Information Services, Inc.
5.63%, 7/15/2052	25,000	24,420
Fiserv, Inc.
4.40%, 7/1/2049	80,000	67,160
Global Payments, Inc.
4.15%, 8/15/2049	10,000	7,530
5.95%, 8/15/2052	10,000	9,754
Mastercard, Inc.
3.65%, 6/1/2049	10,000	8,244
3.85%, 3/26/2050	20,000	17,073
2.95%, 3/15/2051	60,000	43,234

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
PayPal Holdings, Inc.
5.05%, 6/1/2052	10,000	9,853
Shell International Finance BV
6.38%, 12/15/2038	20,000	22,472
Visa, Inc.
2.70%, 4/15/2040	50,000	38,048
4.30%, 12/14/2045	100,000	92,675
Voya Financial, Inc.
4.80%, 6/15/2046	25,000	20,207
Western Union Co. (The)
6.20%, 6/21/2040	50,000	50,732

		411,402

Food Products - 1.3%
Campbell Soup Co.
4.80%, 3/15/2048	50,000	45,026
Conagra Brands, Inc.
5.40%, 11/1/2048	50,000	47,021
General Mills, Inc.
5.40%, 6/15/2040	50,000	49,683
Hershey Co. (The)
2.65%, 6/1/2050	50,000	32,968
Hormel Foods Corp.
3.05%, 6/3/2051	50,000	34,969
Ingredion, Inc.
3.90%, 6/1/2050	50,000	36,911
J M Smucker Co. (The)
4.25%, 3/15/2035	25,000	22,576
2.75%, 9/15/2041	70,000	48,186
JM Smucker Co. (The)
3.55%, 3/15/2050	40,000	28,899
Kraft Heinz Foods Co.
5.50%, 6/1/2050	60,000	59,488

		405,727

Gas Utilities - 0.5%
Atmos Energy Corp.
4.13%, 10/15/2044	55,000	46,327
5.75%, 10/15/2052	40,000	42,749
Piedmont Natural Gas Co., Inc.
3.64%, 11/1/2046	10,000	7,064
Southern California Gas Co.
6.35%, 11/15/2052	50,000	55,115
Spire Missouri, Inc.
3.30%, 6/1/2051	30,000	20,860

		172,115

Ground Transportation - 3.4%
Burlington Northern Santa Fe LLC
4.40%, 3/15/2042	75,000	67,474
4.15%, 12/15/2048	100,000	86,165
3.05%, 2/15/2051	100,000	69,905
3.30%, 9/15/2051	150,000	110,894
2.88%, 6/15/2052	80,000	54,088
4.45%, 1/15/2053	50,000	45,473
5.20%, 4/15/2054	50,000	50,239
Canadian National Railway Co.
4.45%, 1/20/2049	10,000	9,021
4.40%, 8/5/2052	150,000	136,089

Investments	Principal Amount ($)	Value ($)
Canadian Pacific Railway Co.
6.13%, 9/15/2115	30,000	30,678
CSX Corp.
4.50%, 11/15/2052	70,000	62,423
4.50%, 8/1/2054	40,000	35,386
4.65%, 3/1/2068	40,000	35,508
Norfolk Southern Corp.
4.05%, 8/15/2052	40,000	32,655
4.55%, 6/1/2053	40,000	35,639
3.16%, 5/15/2055	40,000	27,042
5.10%, 8/1/2118	40,000	34,038
4.10%, 5/15/2121	15,000	10,686
Union Pacific Corp.
3.84%, 3/20/2060	130,000	103,134
3.75%, 2/5/2070	100,000	75,528

		1,112,065

Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp.
4.55%, 3/1/2039	50,000	46,207
4.70%, 3/1/2049	10,000	9,263
Stryker Corp.
2.90%, 6/15/2050	50,000	33,932
Zimmer Biomet Holdings, Inc.
4.25%, 8/15/2035	50,000	42,725

		132,127

Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.
4.30%, 12/15/2047	75,000	63,542
Cardinal Health, Inc.
4.37%, 6/15/2047	130,000	106,416
Elevance Health, Inc.
5.13%, 2/15/2053	20,000	19,253
HCA, Inc.
5.25%, 6/15/2049	50,000	44,996
4.63%, 3/15/2052(d)	50,000	41,055
Humana, Inc.
4.95%, 10/1/2044	50,000	45,200
5.50%, 3/15/2053	50,000	49,377
Laboratory Corp. of America Holdings
4.70%, 2/1/2045	50,000	43,116
McKesson Corp.
5.10%, 7/15/2033	25,000	25,082
OhioHealth Corp.
2.83%, 11/15/2041	10,000	7,179
Series 2020, 3.04%, 11/15/2050	20,000	14,263
UnitedHealth Group, Inc.
6.63%, 11/15/2037	100,000	114,525
4.75%, 5/15/2052	30,000	28,256
5.88%, 2/15/2053	100,000	110,066
3.88%, 8/15/2059	100,000	79,799
3.13%, 5/15/2060	115,000	78,695
4.95%, 5/15/2062	75,000	71,701
6.05%, 2/15/2063	100,000	112,211

		1,054,732

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.
4.55%, 2/15/2048	20,000	16,691
Marriott International, Inc.
Series II, 2.75%, 10/15/2033	25,000	19,850
McDonald’s Corp.
4.70%, 12/9/2035	50,000	48,364
6.30%, 10/15/2037	50,000	54,996
4.88%, 12/9/2045	75,000	71,313
4.45%, 3/1/2047	100,000	89,209
4.45%, 9/1/2048	110,000	98,647
3.63%, 9/1/2049	130,000	100,936
4.20%, 4/1/2050	110,000	94,141
5.15%, 9/9/2052	75,000	74,249

		668,396

Household Durables - 0.1%
MDC Holdings, Inc.
6.00%, 1/15/2043	50,000	44,743

Household Products - 0.3%
Church & Dwight Co., Inc.
5.00%, 6/15/2052	50,000	48,296
Kimberly-Clark Corp.
6.63%, 8/1/2037	50,000	57,908

		106,204

Insurance - 5.9%
Aflac, Inc.
6.45%, 8/15/2040	50,000	53,571
Alleghany Corp.
4.90%, 9/15/2044	50,000	46,157
Allstate Corp. (The)
3.85%, 8/10/2049	20,000	15,485
American Financial Group, Inc.
4.50%, 6/15/2047	60,000	48,726
American International Group, Inc.
4.38%, 6/30/2050	20,000	17,073
Aon Corp.
3.90%, 2/28/2052	100,000	78,372
Aon Global Ltd.
4.60%, 6/14/2044	55,000	47,869
4.75%, 5/15/2045	100,000	88,425
Arch Capital Group Ltd.
7.35%, 5/1/2034	100,000	112,779
3.64%, 6/30/2050	75,000	54,905
Arthur J Gallagher & Co.
3.50%, 5/20/2051	70,000	49,986
3.05%, 3/9/2052	75,000	47,738
5.75%, 3/2/2053	10,000	10,016
Athene Holding Ltd.
3.95%, 5/25/2051	50,000	34,811
3.45%, 5/15/2052	10,000	6,401
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	10,000	8,991
4.25%, 1/15/2049	85,000	77,721
2.85%, 10/15/2050	10,000	6,869
3.85%, 3/15/2052	190,000	155,512

Investments	Principal Amount ($)	Value ($)
Brown & Brown, Inc.
4.95%, 3/17/2052	50,000	42,736
Chubb INA Holdings, Inc.
3.05%, 12/15/2061	20,000	13,398
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	10,000	7,041
3.13%, 10/15/2052	10,000	6,552
Fidelity National Financial, Inc.
3.20%, 9/17/2051	45,000	26,843
Hartford Financial Services Group, Inc. (The)
4.40%, 3/15/2048	20,000	16,733
3.60%, 8/19/2049	50,000	37,493
2.90%, 9/15/2051	75,000	49,280
Markel Group, Inc.
4.15%, 9/17/2050	125,000	96,727
3.45%, 5/7/2052	50,000	35,156
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039	100,000	94,192
4.90%, 3/15/2049	80,000	75,429
MetLife, Inc.
6.40%, 12/15/2036	20,000	19,997
10.75%, 8/1/2039	20,000	25,853
Old Republic International Corp.
3.85%, 6/11/2051	50,000	35,631
Principal Financial Group, Inc.
5.50%, 3/15/2053	50,000	47,408
Prudential Financial, Inc.
4.35%, 2/25/2050	50,000	42,693
Selective Insurance Group, Inc.
5.38%, 3/1/2049	25,000	22,654
Travelers Cos., Inc. (The)
6.25%, 6/15/2037	50,000	55,328
Trinity Acquisition plc
6.13%, 8/15/2043	25,000	23,700
Unum Group
4.13%, 6/15/2051	95,000	69,054
W R Berkley Corp.
4.00%, 5/12/2050	10,000	7,728
3.55%, 3/30/2052	60,000	41,819
3.15%, 9/30/2061	10,000	6,165
Willis North America, Inc.
5.05%, 9/15/2048	75,000	63,717

		1,924,734

Interactive Media & Services - 1.5%
Alphabet, Inc.
2.25%, 8/15/2060	45,000	27,220
Meta Platforms, Inc.
4.45%, 8/15/2052	190,000	165,758
5.60%, 5/15/2053	70,000	72,078
4.65%, 8/15/2062	135,000	119,379
5.75%, 5/15/2063	105,000	108,893

		493,328

IT Services - 1.4%
International Business Machines Corp.
4.15%, 5/15/2039	110,000	96,068
4.25%, 5/15/2049	310,000	263,915

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.90%, 7/27/2052	100,000	93,285

		453,268

Machinery - 0.5%
Dover Corp.
5.38%, 3/1/2041	50,000	48,404
Fortive Corp.
4.30%, 6/15/2046	50,000	39,954
Otis Worldwide Corp.
3.11%, 2/15/2040	50,000	38,530
3.36%, 2/15/2050	50,000	36,339

		163,227

Media - 3.1%
Charter Communications Operating LLC
6.48%, 10/23/2045	120,000	111,980
5.38%, 5/1/2047	120,000	98,046
5.75%, 4/1/2048	159,000	136,222
4.80%, 3/1/2050	80,000	60,624
3.70%, 4/1/2051	80,000	50,772
Comcast Corp.
5.35%, 5/15/2053	50,000	50,212
2.94%, 11/1/2056	70,000	45,083
2.99%, 11/1/2063	100,000	62,858
Fox Corp.
5.48%, 1/25/2039	100,000	92,533
5.58%, 1/25/2049	100,000	91,665
Interpublic Group of Cos., Inc. (The)
5.40%, 10/1/2048	50,000	46,255
Time Warner Cable LLC
7.30%, 7/1/2038	40,000	40,783
6.75%, 6/15/2039	60,000	57,826
5.88%, 11/15/2040	65,000	57,493

		1,002,352

Metals & Mining - 0.8%
ArcelorMittal SA
6.75%, 3/1/2041(c)	50,000	50,433
Freeport-McMoRan, Inc.
5.45%, 3/15/2043	20,000	18,622
Nucor Corp.
3.85%, 4/1/2052	30,000	23,456
Steel Dynamics, Inc.
3.25%, 10/15/2050	30,000	19,834
Vale Overseas Ltd.
6.88%, 11/21/2036	140,000	149,148

		261,493

Multi-Utilities - 4.4%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	200,000	210,255
4.45%, 1/15/2049	100,000	84,808
4.25%, 10/15/2050	150,000	121,206
2.85%, 5/15/2051	50,000	32,210
Black Hills Corp.
4.20%, 9/15/2046	25,000	19,429
Consolidated Edison Co. of New York, Inc.
Series 09-C, 5.50%, 12/1/2039	50,000	49,076
Series 20B, 3.95%, 4/1/2050	100,000	81,089

Investments	Principal Amount ($)	Value ($)
6.15%, 11/15/2052	100,000	109,892
4.63%, 12/1/2054	50,000	43,569
4.50%, 5/15/2058	50,000	41,960
3.70%, 11/15/2059	50,000	36,215
3.60%, 6/15/2061	50,000	35,722
NiSource, Inc.
5.40%, 6/30/2033	25,000	25,202
5.00%, 6/15/2052	50,000	45,607
Puget Sound Energy, Inc.
3.25%, 9/15/2049	10,000	7,024
5.45%, 6/1/2053	85,000	86,083
San Diego Gas & Electric Co.
4.30%, 4/1/2042	50,000	41,135
2.95%, 8/15/2051	125,000	84,447
5.35%, 4/1/2053	50,000	49,700
Sempra
3.80%, 2/1/2038	50,000	41,511
6.00%, 10/15/2039	50,000	50,798
4.00%, 2/1/2048	100,000	77,941
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047	50,000	41,278

		1,416,157

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.
REIT, 4.75%, 4/15/2035	20,000	18,658
Corporate Office Properties LP
REIT, 2.90%, 12/1/2033	30,000	21,460

		40,118

Oil, Gas & Consumable Fuels - 14.8%
Canadian Natural Resources Ltd.
6.50%, 2/15/2037	100,000	101,866
6.25%, 3/15/2038	50,000	51,234
6.75%, 2/1/2039	75,000	78,237
Cenovus Energy, Inc.
6.80%, 9/15/2037	25,000	26,110
5.40%, 6/15/2047	50,000	46,040
3.75%, 2/15/2052	50,000	35,698
ConocoPhillips Co.
5.30%, 5/15/2053	50,000	50,520
4.03%, 3/15/2062	80,000	64,492
Continental Resources, Inc.
4.90%, 6/1/2044	50,000	39,620
Devon Energy Corp.
5.60%, 7/15/2041	50,000	47,542
5.00%, 6/15/2045	70,000	61,663
Diamondback Energy, Inc.
4.25%, 3/15/2052	45,000	34,951
6.25%, 3/15/2053	30,000	30,711
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	50,000	41,846
Energy Transfer LP
5.80%, 6/15/2038	50,000	47,981
6.50%, 2/1/2042	190,000	193,279
5.00%, 5/15/2044(c)	50,000	41,695
6.13%, 12/15/2045	90,000	86,087
5.40%, 10/1/2047	50,000	44,221
6.25%, 4/15/2049	100,000	98,216

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.00%, 5/15/2050	160,000	135,385
Enterprise Products Operating LLC
5.95%, 2/1/2041	130,000	134,943
4.45%, 2/15/2043	100,000	87,592
4.85%, 3/15/2044	230,000	209,893
4.25%, 2/15/2048	85,000	71,383
3.70%, 1/31/2051	85,000	64,398
3.95%, 1/31/2060	100,000	76,311
Exxon Mobil Corp.
4.33%, 3/19/2050	10,000	8,946
3.45%, 4/15/2051	70,000	53,786
Hess Corp.
6.00%, 1/15/2040	50,000	49,890
5.80%, 4/1/2047	50,000	48,836
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	70,000	76,252
6.50%, 9/1/2039	50,000	51,056
6.38%, 3/1/2041	50,000	50,411
5.50%, 3/1/2044	50,000	45,798
Kinder Morgan, Inc.
5.55%, 6/1/2045	75,000	70,027
5.05%, 2/15/2046	50,000	43,507
5.20%, 3/1/2048	50,000	44,212
3.60%, 2/15/2051	50,000	34,828
5.45%, 8/1/2052	50,000	46,169
Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	12,956
4.20%, 10/3/2047	95,000	70,445
4.85%, 2/1/2049	100,000	82,195
3.95%, 3/1/2050	40,000	28,467
Marathon Oil Corp.
5.20%, 6/1/2045	45,000	39,019
Marathon Petroleum Corp.
6.50%, 3/1/2041	70,000	72,485
4.50%, 4/1/2048	65,000	51,427
MPLX LP
4.70%, 4/15/2048	75,000	62,142
5.50%, 2/15/2049	80,000	73,006
4.95%, 3/14/2052	50,000	42,469
4.90%, 4/15/2058	100,000	81,669
Occidental Petroleum Corp.
6.45%, 9/15/2036	70,000	73,490
7.95%, 6/15/2039	40,000	45,611
6.20%, 3/15/2040	40,000	40,326
6.60%, 3/15/2046	40,000	42,392
4.40%, 8/15/2049	40,000	29,474
ONEOK Partners LP
6.85%, 10/15/2037	100,000	103,329
6.13%, 2/1/2041	40,000	39,444
ONEOK, Inc.
4.95%, 7/13/2047	100,000	82,942
5.20%, 7/15/2048	110,000	94,703
4.45%, 9/1/2049	10,000	7,682
Ovintiv, Inc.
6.50%, 2/1/2038	30,000	30,016
Plains All American Pipeline LP
5.15%, 6/1/2042	100,000	84,483
4.70%, 6/15/2044	50,000	39,583

Investments	Principal Amount ($)	Value ($)
Suncor Energy, Inc.
6.80%, 5/15/2038	50,000	52,989
6.50%, 6/15/2038	50,000	52,143
6.85%, 6/1/2039	50,000	53,473
3.75%, 3/4/2051	140,000	102,220
Targa Resources Corp.
6.25%, 7/1/2052	75,000	74,490
Transcontinental Gas Pipe Line Co. LLC
4.60%, 3/15/2048	50,000	42,964
Valero Energy Corp.
3.65%, 12/1/2051	75,000	52,651
4.00%, 6/1/2052	70,000	53,073
Western Midstream Operating LP
5.30%, 3/1/2048	60,000	51,434
5.25%, 2/1/2050(c)	110,000	93,289
Williams Cos., Inc. (The)
6.30%, 4/15/2040	70,000	73,294
5.10%, 9/15/2045	90,000	81,340
3.50%, 10/15/2051	50,000	34,784
5.30%, 8/15/2052	50,000	46,241

		4,819,772

Personal Care Products - 0.6%
Kenvue, Inc.
5.10%, 3/22/2043(d)	100,000	100,287
5.05%, 3/22/2053(d)	50,000	50,266
5.20%, 3/22/2063(d)	50,000	50,427

		200,980

Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	10,000	8,687
3.70%, 3/15/2052	10,000	7,919
3.90%, 3/15/2062	120,000	94,545
Eli Lilly & Co.
4.88%, 2/27/2053	90,000	91,040
4.15%, 3/15/2059	70,000	60,856
2.50%, 9/15/2060	10,000	6,194
4.95%, 2/27/2063	90,000	90,280
Merck & Co., Inc.
3.90%, 3/7/2039	100,000	89,421
4.00%, 3/7/2049	10,000	8,691
2.75%, 12/10/2051	145,000	97,819
5.00%, 5/17/2053	140,000	140,450
2.90%, 12/10/2061	75,000	48,717
5.15%, 5/17/2063	75,000	75,757
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/2043	175,000	173,685
5.30%, 5/19/2053	100,000	102,754
5.34%, 5/19/2063	200,000	200,574
Pfizer, Inc.
5.60%, 9/15/2040	50,000	52,817
Royalty Pharma plc
3.55%, 9/2/2050	50,000	33,623
3.35%, 9/2/2051	50,000	31,916
Zoetis, Inc.
4.70%, 2/1/2043	50,000	46,185

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.45%, 8/20/2048	50,000	44,404

		1,506,334

Professional Services - 0.1%
Verisk Analytics, Inc.
3.63%, 5/15/2050	50,000	36,357

Real Estate Management & Development - 0.2%
CBRE Services, Inc.
5.95%, 8/15/2034	60,000	60,439

Residential REITs - 0.1%
American Homes 4 Rent LP
REIT, 4.30%, 4/15/2052	20,000	15,639
Essex Portfolio LP
REIT, 4.50%, 3/15/2048	20,000	16,166
REIT, 2.65%, 9/1/2050	20,000	11,429

		43,234

Retail REITs - 0.4%
NNN REIT, Inc.
REIT, 3.50%, 4/15/2051	74,000	50,631
REIT, 3.00%, 4/15/2052	50,000	31,175
Regency Centers LP
REIT, 4.40%, 2/1/2047	60,000	48,013

		129,819

Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.
2.95%, 10/1/2051	50,000	34,788
Broadcom, Inc.
3.47%, 4/15/2034(d)	160,000	131,233
3.14%, 11/15/2035(d)	210,000	161,107
3.19%, 11/15/2036(d)	120,000	90,737
3.50%, 2/15/2041(d)	210,000	156,336
3.75%, 2/15/2051(d)	160,000	116,815
KLA Corp.
5.00%, 3/15/2049	10,000	9,639
4.95%, 7/15/2052	55,000	53,407
5.25%, 7/15/2062	95,000	94,826
Lam Research Corp.
4.88%, 3/15/2049	10,000	9,591
3.13%, 6/15/2060	60,000	39,980
Micron Technology, Inc.
3.37%, 11/1/2041	50,000	35,314
NVIDIA Corp.
3.50%, 4/1/2040	10,000	8,509
3.70%, 4/1/2060	20,000	16,260
NXP BV
3.25%, 5/11/2041	50,000	36,463
3.25%, 11/30/2051	50,000	33,241
QUALCOMM, Inc.
6.00%, 5/20/2053	80,000	88,962
Texas Instruments, Inc.
3.88%, 3/15/2039	20,000	17,715
4.15%, 5/15/2048	65,000	58,375
2.70%, 9/15/2051	20,000	13,667
4.10%, 8/16/2052	10,000	8,692
5.00%, 3/14/2053	70,000	69,854

Investments	Principal Amount ($)	Value ($)
5.05%, 5/18/2063	90,000	89,106

		1,374,617

Software - 2.9%
Microsoft Corp.
2.53%, 6/1/2050	20,000	13,623
2.92%, 3/17/2052	120,000	87,666
2.68%, 6/1/2060	50,000	33,085
3.04%, 3/17/2062	260,000	185,953
Oracle Corp.
6.13%, 7/8/2039	105,000	107,937
3.65%, 3/25/2041	140,000	107,957
4.13%, 5/15/2045	225,000	176,989
3.60%, 4/1/2050	200,000	142,115
4.38%, 5/15/2055	39,000	30,865
3.85%, 4/1/2060	95,000	66,266

		952,456

Specialized REITs - 0.1%
Weyerhaeuser Co.
REIT, 4.00%, 3/9/2052	50,000	39,476

Specialty Retail - 2.5%
Dick’s Sporting Goods, Inc.
4.10%, 1/15/2052	50,000	34,264
Home Depot, Inc. (The)
3.30%, 4/15/2040	10,000	8,094
4.50%, 12/6/2048	10,000	9,199
3.13%, 12/15/2049	10,000	7,204
3.35%, 4/15/2050	10,000	7,560
3.63%, 4/15/2052	135,000	106,456
4.95%, 9/15/2052	120,000	117,824
Lowe’s Cos., Inc.
4.05%, 5/3/2047	50,000	40,107
4.55%, 4/5/2049	25,000	21,257
5.13%, 4/15/2050	50,000	46,925
3.00%, 10/15/2050	100,000	65,445
4.25%, 4/1/2052	100,000	80,939
5.63%, 4/15/2053	100,000	99,368
4.45%, 4/1/2062	100,000	80,351
5.80%, 9/15/2062	50,000	49,601
5.85%, 4/1/2063	50,000	50,164

		824,758

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.
4.38%, 5/13/2045	50,000	47,065
4.65%, 2/23/2046	190,000	186,408
2.70%, 8/5/2051	200,000	138,223
2.55%, 8/20/2060	100,000	64,967
2.80%, 2/8/2061	100,000	66,945
2.85%, 8/5/2061	100,000	66,986
4.10%, 8/8/2062	70,000	60,989
Dell International LLC
8.35%, 7/15/2046	50,000	62,719
3.45%, 12/15/2051(d)	40,000	26,786
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(c)	50,000	52,264

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
HP, Inc.
6.00%, 9/15/2041	80,000	81,279

		854,631

Tobacco - 3.8%
Altria Group, Inc.
5.80%, 2/14/2039	100,000	98,384
3.40%, 2/4/2041	50,000	34,814
4.25%, 8/9/2042	140,000	108,552
4.50%, 5/2/2043	75,000	59,790
5.38%, 1/31/2044	125,000	118,215
5.95%, 2/14/2049	240,000	228,048
BAT Capital Corp.
4.54%, 8/15/2047	100,000	74,394
5.28%, 4/2/2050	100,000	82,051
Philip Morris International, Inc.
6.38%, 5/16/2038	50,000	54,287
4.13%, 3/4/2043	180,000	146,752
4.88%, 11/15/2043	50,000	44,884
4.25%, 11/10/2044	200,000	165,919

		1,216,090

Trading Companies & Distributors - 0.1%
WW Grainger, Inc.
4.20%, 5/15/2047	50,000	43,472

Water Utilities - 0.2%
American Water Capital Corp.
3.45%, 5/1/2050	20,000	14,851
3.25%, 6/1/2051	20,000	14,298
Essential Utilities, Inc.
5.30%, 5/1/2052	50,000	46,879

		76,028

Wireless Telecommunication Services - 1.3%
America Movil SAB de CV
6.13%, 3/30/2040	100,000	105,593
Rogers Communications, Inc.
4.50%, 3/15/2042	30,000	24,730
5.00%, 3/15/2044	30,000	26,206
4.30%, 2/15/2048	30,000	23,027
4.35%, 5/1/2049	90,000	70,242
4.55%, 3/15/2052	60,000	47,518
T-Mobile USA, Inc.
4.50%, 4/15/2050	30,000	25,635
3.40%, 10/15/2052	30,000	21,068
5.75%, 1/15/2054	30,000	30,640
5.80%, 9/15/2062	30,000	30,157

		404,816

TOTAL CORPORATE BONDS (COST $35,481,857)		31,228,826

Total Investments - 96.1% (Cost $35,481,857)		31,228,826
Other assets less liabilities - 3.9%		1,257,780

Net Assets - 100.0%		32,486,606

(a)	Represents less than 0.05% of net assets.
(b)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2023.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Security Type	% of Net Assets
Corporate Bonds	96.1%
Others(1)	3.9

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

July 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.4%

Aerospace & Defense - 2.7%
Bombardier, Inc.
7.13%, 6/15/2026(a)	2,175,000	2,157,830
7.88%, 4/15/2027(a)	750,000	747,611
BWX Technologies, Inc.
4.13%, 6/30/2028(a)	790,000	719,046
4.13%, 4/15/2029(a)	540,000	484,650
F-Brasile SpA
Series NR, 7.38%, 8/15/2026(a)	1,650,000	1,516,733
Howmet Aerospace, Inc.
5.95%, 2/1/2037	685,000	696,431
Moog, Inc.
4.25%, 12/15/2027(a)	665,000	616,216
Rolls-Royce plc
5.75%, 10/15/2027(a)	1,000,000	985,465
Spirit AeroSystems, Inc.
7.50%, 4/15/2025(a)	845,000	844,620
TransDigm UK Holdings plc
6.88%, 5/15/2026	850,000	845,825
TransDigm, Inc.
6.25%, 3/15/2026(a)	1,625,000	1,616,251
7.50%, 3/15/2027	1,125,000	1,124,551
5.50%, 11/15/2027	5,830,000	5,525,762
6.75%, 8/15/2028(a)	4,175,000	4,187,458
4.63%, 1/15/2029	3,835,000	3,422,738
4.88%, 5/1/2029	1,901,000	1,710,540
Triumph Group, Inc.
7.75%, 8/15/2025	2,300,000	2,221,036
9.00%, 3/15/2028(a)	2,770,000	2,845,162

		32,267,925

Air Freight & Logistics - 0.3%
Rand Parent LLC
8.50%, 2/15/2030(a)	3,930,000	3,695,432

Automobile Components - 2.2%
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	515,000	486,721
3.75%, 1/30/2031(a)	610,000	515,682
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	300,000	292,521
6.50%, 4/1/2027	1,390,000	1,353,116
6.88%, 7/1/2028	500,000	473,032
Dana, Inc.
4.25%, 9/1/2030	200,000	170,903
Dealer Tire LLC
8.00%, 2/1/2028(a)	885,000	813,914
Icahn Enterprises LP
4.75%, 9/15/2024	1,250,000	1,209,256
6.38%, 12/15/2025	3,010,000	2,880,656
6.25%, 5/15/2026	4,250,000	3,984,117

Investments	Principal Amount ($)	Value ($)
5.25%, 5/15/2027	6,780,000	5,976,576
4.38%, 2/1/2029	1,465,000	1,188,251
IHO Verwaltungs GmbH
4.75%, 9/15/2026(a)(b)	655,000	603,302
6.00%, 5/15/2027(a)(b)	565,000	535,194
6.37%, 5/15/2029(a)(b)	655,000	608,838
JB Poindexter & Co., Inc.
7.13%, 4/15/2026(a)	1,010,000	997,102
Patrick Industries, Inc.
7.50%, 10/15/2027(a)	535,000	525,637
4.75%, 5/1/2029(a)	1,420,000	1,225,658
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a)	1,535,000	1,238,270
ZF North America Capital, Inc.
6.88%, 4/14/2028(a)	335,000	340,238
7.13%, 4/14/2030(a)	815,000	839,517

		26,258,501

Automobiles - 1.4%
Ford Motor Co.
6.63%, 10/1/2028	775,000	798,188
6.38%, 2/1/2029	305,000	301,561
9.63%, 4/22/2030	130,000	151,724
3.25%, 2/12/2032	2,335,000	1,846,130
6.10%, 8/19/2032	1,295,000	1,252,879
4.75%, 1/15/2043	1,501,000	1,174,349
7.40%, 11/1/2046	485,000	505,732
5.29%, 12/8/2046	835,000	690,161
Jaguar Land Rover Automotive plc
7.75%, 10/15/2025(a)	670,000	677,976
4.50%, 10/1/2027(a)	1,735,000	1,552,797
5.88%, 1/15/2028(a)	1,716,000	1,603,860
5.50%, 7/15/2029(a)	2,307,000	2,041,432
Mclaren Finance plc
7.50%, 8/1/2026(a)	1,690,000	1,504,688
PM General Purchaser LLC
9.50%, 10/1/2028(a)	1,000,000	980,001
Thor Industries, Inc.
4.00%, 10/15/2029(a)	930,000	798,896
Winnebago Industries, Inc.
6.25%, 7/15/2028(a)	350,000	339,590

		16,219,964

Banks - 0.5%
Intesa Sanpaolo SpA
5.71%, 1/15/2026(a)	250,000	241,355
4.20%, 6/1/2032(a)(c)	390,000	300,340
4.95%, 6/1/2042(a)(c)	500,000	334,267
Pacific Western Bank
3.25%, 5/1/2031(c)	750,000	630,000
Texas Capital Bancshares, Inc.
4.00%, 5/6/2031(c)	1,180,000	944,133
UniCredit SpA
7.30%, 4/2/2034(a)(c)	2,140,000	2,076,678
5.46%, 6/30/2035(a)(c)	1,035,000	903,344

		5,430,117

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Beverages - 0.0%(d)
Primo Water Holdings, Inc.
4.38%, 4/30/2029(a)	475,000	417,069

Biotechnology - 0.0%(d)
Grifols SA
4.75%, 10/15/2028(a)	690,000	604,933

Broadline Retail - 0.8%
ANGI Group LLC
3.88%, 8/15/2028(a)	815,000	684,433
Go Daddy Operating Co. LLC
3.50%, 3/1/2029(a)	500,000	429,949
Macy’s Retail Holdings LLC
6.13%, 3/15/2032(a)	140,000	124,942
4.50%, 12/15/2034	66,000	48,150
Millennium Escrow Corp.
6.63%, 8/1/2026(a)	3,855,000	2,872,597
NMG Holding Co., Inc.
7.13%, 4/1/2026(a)	1,445,000	1,350,522
QVC, Inc.
4.45%, 2/15/2025	1,805,000	1,535,252
Rakuten Group, Inc.
10.25%, 11/30/2024(a)	2,006,000	2,001,378

		9,047,223

Building Products - 1.8%
Builders FirstSource, Inc.
4.25%, 2/1/2032(a)	1,355,000	1,175,767
Camelot Return Merger Sub, Inc.
8.75%, 8/1/2028(a)	1,735,000	1,692,120
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029(a)	595,000	492,362
CP Atlas Buyer, Inc.
7.00%, 12/1/2028(a)	1,349,000	1,113,222
Eco Material Technologies, Inc.
7.88%, 1/31/2027(a)	940,000	897,700
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030(a)	1,690,000	1,679,437
Griffon Corp.
5.75%, 3/1/2028	2,040,000	1,919,967
James Hardie International Finance DAC
5.00%, 1/15/2028(a)	670,000	636,692
JELD-WEN, Inc.
4.88%, 12/15/2027(a)	1,255,000	1,126,362
Masonite International Corp.
5.38%, 2/1/2028(a)	930,000	885,825
MIWD Holdco II LLC
5.50%, 2/1/2030(a)	1,190,000	1,005,550
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028(a)	965,000	897,450
Oscar Acquisition Co. LLC
9.50%, 4/15/2030(a)	1,085,000	1,033,463
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a)	2,190,000	2,087,532
Standard Industries, Inc.
5.00%, 2/15/2027(a)	1,125,000	1,077,428
4.75%, 1/15/2028(a)	620,000	577,640

Investments	Principal Amount ($)	Value ($)
4.38%, 7/15/2030(a)	1,340,000	1,163,234
3.38%, 1/15/2031(a)	1,220,000	985,217
Victors Merger Corp.
6.38%, 5/15/2029(a)	1,400,000	989,572

		21,436,540

Capital Markets - 0.6%
Advisor Group Holdings, Inc.
10.75%, 8/1/2027(a)	485,000	497,313
AG TTMT Escrow Issuer LLC
8.63%, 9/30/2027(a)	585,000	603,193
Aretec Escrow Issuer, Inc.
7.50%, 4/1/2029(a)	970,000	873,547
Brightsphere Investment Group, Inc.
4.80%, 7/27/2026	185,000	177,273
Coinbase Global, Inc.
3.38%, 10/1/2028(a)	3,500,000	2,450,196
3.63%, 10/1/2031(a)	2,039,000	1,286,677
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	730,000	664,596
Jane Street Group
4.50%, 11/15/2029(a)	790,000	693,125

		7,245,920

Chemicals - 4.5%
Ashland, Inc.
3.38%, 9/1/2031(a)	2,040,000	1,654,175
6.88%, 5/15/2043	1,275,000	1,265,141
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028(a)	3,406,000	2,537,470
7.50%, 9/30/2029(a)	1,204,000	699,925
Cerdia Finanz GmbH
10.50%, 2/15/2027(a)	945,000	930,847
Chemours Co. (The)
5.38%, 5/15/2027	825,000	785,109
5.75%, 11/15/2028(a)	1,840,000	1,688,222
4.63%, 11/15/2029(a)	1,745,000	1,472,902
Cornerstone Chemical Co.
10.25%, 9/1/2027(a)(b)	500,000	437,663
CVR Partners LP
6.13%, 6/15/2028(a)	3,005,000	2,713,790
Element Solutions, Inc.
3.88%, 9/1/2028(a)	604,000	533,794
FXI Holdings, Inc.
12.25%, 11/15/2026(a)	3,966,000	3,679,775
Gates Global LLC
6.25%, 1/15/2026(a)	525,000	518,462
GPD Cos., Inc.
10.13%, 4/1/2026(a)	2,490,000	2,313,213
HB Fuller Co.
4.00%, 2/15/2027	555,000	522,974
4.25%, 10/15/2028	295,000	262,794
Herens Holdco Sarl
4.75%, 5/15/2028(a)	810,000	616,305
Illuminate Buyer LLC
9.00%, 7/1/2028(a)	1,210,000	1,105,928
INEOS Finance plc
6.75%, 5/15/2028(a)	210,000	200,330

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
INEOS Quattro Finance 2 plc
3.38%, 1/15/2026(a)	260,000	236,455
Ingevity Corp.
3.88%, 11/1/2028(a)	1,485,000	1,281,722
Iris Holding, Inc.
10.00%, 12/15/2028(a)	1,050,000	826,875
LSB Industries, Inc.
6.25%, 10/15/2028(a)	1,390,000	1,276,020
Methanex Corp.
5.25%, 12/15/2029	900,000	823,911
Minerals Technologies, Inc.
5.00%, 7/1/2028(a)	505,000	466,729
NOVA Chemicals Corp.
5.00%, 5/1/2025(a)	887,000	851,797
5.25%, 6/1/2027(a)	4,865,000	4,381,524
4.25%, 5/15/2029(a)	1,625,000	1,350,825
Olin Corp.
5.13%, 9/15/2027	870,000	831,633
Olympus Water US Holding Corp.
7.13%, 10/1/2027(a)	910,000	828,501
4.25%, 10/1/2028(a)	1,350,000	1,081,946
9.75%, 11/15/2028(a)	1,175,000	1,136,812
6.25%, 10/1/2029(a)	830,000	611,802
Polar US Borrower LLC
6.75%, 5/15/2026(a)	1,500,000	870,000
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	1,593,000	1,425,292
SCIL IV LLC
5.38%, 11/1/2026(a)	1,180,000	1,084,606
SK Invictus Intermediate II Sarl
5.00%, 10/30/2029(a)	3,337,000	2,645,340
Trinseo Materials Operating SCA
5.38%, 9/1/2025(a)	2,165,000	1,968,041
Tronox, Inc.
4.63%, 3/15/2029(a)	890,000	737,791
Vibrantz Technologies, Inc.
9.00%, 2/15/2030(a)	2,015,000	1,644,744
WR Grace Holdings LLC
4.88%, 6/15/2027(a)	305,000	287,501
5.63%, 8/15/2029(a)	3,145,000	2,654,034

		53,242,720

Commercial Services & Supplies - 4.4%
ACCO Brands Corp.
4.25%, 3/15/2029(a)	510,000	435,134
ADT Security Corp. (The)
4.13%, 8/1/2029(a)	1,255,000	1,088,712
4.88%, 7/15/2032(a)	601,000	516,109
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	3,415,000	3,261,036
9.75%, 7/15/2027(a)	2,715,000	2,489,896
4.63%, 6/1/2028(a)	3,595,000	3,053,945
6.00%, 6/1/2029(a)	2,000,000	1,525,650
Aptim Corp.
7.75%, 6/15/2025(a)	900,000	729,000
APX Group, Inc.
6.75%, 2/15/2027(a)	1,160,000	1,131,000
5.75%, 7/15/2029(a)	3,845,000	3,337,905

Investments	Principal Amount ($)	Value ($)
Cimpress plc
7.00%, 6/15/2026	880,000	830,500
CoreCivic, Inc.
4.75%, 10/15/2027	435,000	383,396
Covanta Holding Corp.
4.88%, 12/1/2029(a)	400,000	353,245
5.00%, 9/1/2030	460,000	397,900
Deluxe Corp.
8.00%, 6/1/2029(a)	2,325,000	1,953,000
Enviri Corp.
5.75%, 7/31/2027(a)	1,345,000	1,161,744
Garda World Security Corp.
4.63%, 2/15/2027(a)	710,000	655,805
9.50%, 11/1/2027(a)	1,120,000	1,096,318
7.75%, 2/15/2028(a)	460,000	457,581
GFL Environmental, Inc.
4.00%, 8/1/2028(a)	1,670,000	1,494,553
4.75%, 6/15/2029(a)	175,000	159,629
4.38%, 8/15/2029(a)	550,000	490,416
Interface, Inc.
5.50%, 12/1/2028(a)	1,405,000	1,178,168
Legends Hospitality Holding Co. LLC
5.00%, 2/1/2026(a)	545,000	511,237
Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)	12,935,000	11,898,317
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	2,745,000	2,691,235
3.38%, 8/31/2027(a)	2,330,000	2,056,801
6.25%, 1/15/2028(a)	3,550,000	3,342,078
Steelcase, Inc.
5.13%, 1/18/2029	1,515,000	1,341,373
Stericycle, Inc.
3.88%, 1/15/2029(a)	485,000	425,728
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(a)	1,055,000	981,611
Waste Pro USA, Inc.
5.50%, 2/15/2026(a)	785,000	743,787

		52,172,809

Communications Equipment - 0.0%(d)
CommScope, Inc.
6.00%, 3/1/2026(a)	250,000	229,379

Construction & Engineering - 1.0%
AECOM
5.13%, 3/15/2027	2,365,000	2,283,060
Arcosa, Inc.
4.38%, 4/15/2029(a)	710,000	639,035
Artera Services LLC
9.03%, 12/4/2025(a)	2,894,000	2,720,897
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/2026(a)	995,000	955,707
Dycom Industries, Inc.
4.50%, 4/15/2029(a)	730,000	659,648
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)	1,053,000	886,652
7.50%, 4/15/2032(a)	1,241,000	1,050,116

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
HTA Group Ltd.
7.00%, 12/18/2025(a)	665,000	633,851
Railworks Holdings LP
8.25%, 11/15/2028(a)	485,000	457,290
VM Consolidated, Inc.
5.50%, 4/15/2029(a)	395,000	362,450
Weekley Homes LLC
4.88%, 9/15/2028(a)	680,000	610,330

		11,259,036

Consumer Finance - 2.4%
Cobra Acquisition Co. LLC
6.38%, 11/1/2029(a)	955,000	649,400
Credit Acceptance Corp.
6.63%, 3/15/2026	595,000	583,884
Enova International, Inc.
8.50%, 9/15/2025(a)	670,000	660,017
Finance of America Funding LLC
7.88%, 11/15/2025(a)	580,000	483,849
FirstCash, Inc.
5.63%, 1/1/2030(a)	2,500,000	2,307,510
Ford Holdings LLC
9.30%, 3/1/2030	540,000	600,458
Ford Motor Credit Co. LLC
4.13%, 8/4/2025	250,000	238,449
3.38%, 11/13/2025	1,000,000	934,978
6.95%, 3/6/2026	2,550,000	2,575,143
4.54%, 8/1/2026	1,710,000	1,616,009
2.70%, 8/10/2026	235,000	210,657
4.27%, 1/9/2027	1,535,000	1,432,948
4.95%, 5/28/2027	2,205,000	2,092,444
4.13%, 8/17/2027	935,000	855,581
3.82%, 11/2/2027	1,240,000	1,113,084
7.35%, 11/4/2027	2,490,000	2,551,692
2.90%, 2/16/2028	435,000	374,290
6.80%, 5/12/2028	265,000	267,435
5.11%, 5/3/2029	2,037,000	1,902,089
7.35%, 3/6/2030	2,370,000	2,453,464
4.00%, 11/13/2030	195,000	167,513
goeasy Ltd.
4.38%, 5/1/2026(a)	525,000	479,307
LFS Topco LLC
5.88%, 10/15/2026(a)	390,000	347,241
Macquarie Airfinance Holdings Ltd.
8.38%, 5/1/2028(a)	885,000	901,098
OneMain Finance Corp.
7.13%, 3/15/2026	1,360,000	1,347,228
3.88%, 9/15/2028	500,000	410,625
Synchrony Financial
7.25%, 2/2/2033	700,000	656,391
World Acceptance Corp.
7.00%, 11/1/2026(a)	380,000	333,568

		28,546,352

Consumer Staples Distribution & Retail - 0.5%
C&S Group Enterprises LLC
5.00%, 12/15/2028(a)	620,000	479,952
Ingles Markets, Inc.
4.00%, 6/15/2031(a)	1,105,000	935,551

Investments	Principal Amount ($)	Value ($)
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	140,000	135,561
4.25%, 8/1/2029(a)	400,000	355,327
Rite Aid Corp.
7.50%, 7/1/2025(a)	2,060,000	1,215,400
United Natural Foods, Inc.
6.75%, 10/15/2028(a)	2,926,000	2,437,475

		5,559,266

Containers & Packaging - 2.0%
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028(a)	500,000	431,884
4.00%, 9/1/2029(a)	545,000	445,759
Cascades, Inc.
5.13%, 1/15/2026(a)	190,000	182,405
5.38%, 1/15/2028(a)	745,000	700,300
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(a)	2,070,000	1,980,321
8.75%, 4/15/2030(a)	5,209,000	4,722,034
Graham Packaging Co., Inc.
7.13%, 8/15/2028(a)	2,235,000	1,956,720
Intelligent Packaging Ltd. Finco, Inc.
6.00%, 9/15/2028(a)	1,825,000	1,614,997
LABL, Inc.
10.50%, 7/15/2027(a)	1,305,000	1,242,844
8.25%, 11/1/2029(a)	750,000	622,320
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026(a)	4,120,000	4,108,881
9.25%, 4/15/2027(a)	2,572,000	2,389,516
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/2028(a)	490,000	433,157
Pactiv LLC
7.95%, 12/15/2025	275,000	276,403
Sealed Air Corp.
6.88%, 7/15/2033(a)	150,000	156,861
Trivium Packaging Finance BV
5.50%, 8/15/2026(a)(e)	1,250,000	1,187,611
8.50%, 8/15/2027(a)(e)	1,510,000	1,452,565

		23,904,578

Distributors - 0.4%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028(a)	400,000	366,516
BCPE Empire Holdings, Inc.
7.63%, 5/1/2027(a)	1,150,000	1,093,685
Resideo Funding, Inc.
4.00%, 9/1/2029(a)	250,000	211,335
Windsor Holdings III LLC
8.50%, 6/15/2030(a)	3,000,000	3,015,000

		4,686,536

Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)	1,305,000	1,214,078
Grand Canyon University
4.13%, 10/1/2024	2,732,000	2,579,008
5.13%, 10/1/2028	1,130,000	1,042,052
Service Corp. International
3.38%, 8/15/2030	525,000	437,738
4.00%, 5/15/2031	450,000	383,625

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Signal Parent, Inc.
6.13%, 4/1/2029(a)	1,085,000	660,380
StoneMor, Inc.
8.50%, 5/15/2029(a)	1,050,000	883,313

		7,200,194

Diversified REITs - 0.7%
Global Net Lease, Inc.
REIT, 3.75%, 12/15/2027(a)	2,110,000	1,683,776
Iron Mountain Information Management Services, Inc.
REIT, 5.00%, 7/15/2032(a)	1,350,000	1,168,276
Uniti Group LP
REIT, 10.50%, 2/15/2028(a)	4,855,000	4,825,968

		7,678,020

Diversified Telecommunication Services - 5.6%
Altice France Holding SA
10.50%, 5/15/2027(a)	4,580,000	1,937,994
6.00%, 2/15/2028(a)	5,578,000	2,075,890
Altice France SA
8.13%, 2/1/2027(a)	3,535,000	2,891,564
5.50%, 1/15/2028(a)	2,250,000	1,651,009
5.13%, 1/15/2029(a)	985,000	686,560
5.13%, 7/15/2029(a)	4,420,000	3,095,394
5.50%, 10/15/2029(a)	3,500,000	2,485,024
British Telecommunications plc
4.88%, 11/23/2081(a)(c)	500,000	409,797
CCO Holdings LLC
5.13%, 5/1/2027(a)	1,760,000	1,651,229
5.00%, 2/1/2028(a)	1,050,000	970,338
5.38%, 6/1/2029(a)	1,480,000	1,352,504
6.38%, 9/1/2029(a)	2,455,000	2,347,424
4.75%, 3/1/2030(a)	1,905,000	1,651,191
4.50%, 8/15/2030(a)	1,135,000	961,682
4.25%, 2/1/2031(a)	1,320,000	1,085,161
4.75%, 2/1/2032(a)	680,000	561,414
4.50%, 5/1/2032	1,337,000	1,090,141
4.50%, 6/1/2033(a)	2,260,000	1,788,338
Embarq Corp.
8.00%, 6/1/2036	4,095,000	2,314,985
Frontier California, Inc.
Series F, 6.75%, 5/15/2027	215,000	197,800
Frontier Communications Holdings LLC
5.00%, 5/1/2028(a)	170,000	144,060
8.75%, 5/15/2030(a)	1,530,000	1,476,120
Frontier Florida LLC
Series E, 6.86%, 2/1/2028	370,000	340,400
Iliad Holding SASU
7.00%, 10/15/2028(a)	2,025,000	1,901,154
Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)	3,295,000	3,009,905
Level 3 Financing, Inc.
4.63%, 9/15/2027(a)	2,435,000	1,849,761
4.25%, 7/1/2028(a)	2,370,000	1,677,358
3.63%, 1/15/2029(a)	770,000	508,332
3.75%, 7/15/2029(a)	868,000	569,131

Investments	Principal Amount ($)	Value ($)
Lumen Technologies, Inc.
5.63%, 4/1/2025	490,000	377,300
5.13%, 12/15/2026(a)	1,810,000	941,200
4.00%, 2/15/2027(a)	4,510,000	2,965,956
Series G, 6.88%, 1/15/2028	750,000	337,500
4.50%, 1/15/2029(a)	3,135,000	1,285,350
5.38%, 6/15/2029(a)	2,000,000	887,080
Telecom Italia Capital SA
6.00%, 9/30/2034	840,000	679,471
7.20%, 7/18/2036	707,000	607,343
Telesat Canada
5.63%, 12/6/2026(a)	1,335,000	801,000
4.88%, 6/1/2027(a)	1,260,000	738,889
Virgin Media Finance plc
5.00%, 7/15/2030(a)	3,835,000	3,146,817
Virgin Media Secured Finance plc
4.50%, 8/15/2030(a)	505,000	432,575
Windstream Escrow LLC
7.75%, 8/15/2028(a)	2,671,000	2,249,679
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	7,010,000	5,013,243
6.13%, 3/1/2028(a)	4,270,000	2,632,609

		65,777,672

Electric Utilities - 0.9%
Edison International
8.12%, 6/15/2053(c)	965,000	988,006
Leeward Renewable Energy Operations LLC
4.25%, 7/1/2029(a)	445,000	393,923
NextEra Energy Operating Partners LP
3.88%, 10/15/2026(a)	800,000	743,813
4.50%, 9/15/2027(a)	1,720,000	1,611,124
NRG Energy, Inc.
5.75%, 1/15/2028	1,800,000	1,714,255
5.25%, 6/15/2029(a)	980,000	884,425
3.63%, 2/15/2031(a)	555,000	435,550
PG&E Corp.
5.25%, 7/1/2030	805,000	722,962
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	2,000,000	1,933,858
5.00%, 7/31/2027(a)	1,060,000	998,605

		10,426,521

Electrical Equipment - 0.0%(d)
EnerSys
4.38%, 12/15/2027(a)	535,000	496,049

Electronic Equipment, Instruments & Components - 0.0%(d)
Likewize Corp.
9.75%, 10/15/2025(a)	446,000	430,171

Energy Equipment & Services - 1.7%
Archrock Partners LP
6.88%, 4/1/2027(a)	810,000	789,741
6.25%, 4/1/2028(a)	2,155,000	2,031,088
CGG SA
8.75%, 4/1/2027(a)	2,230,000	1,884,818

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Nabors Industries Ltd.
7.25%, 1/15/2026(a)	245,000	235,876
Noble Finance II LLC
8.00%, 4/15/2030(a)	1,640,000	1,687,150
Oceaneering International, Inc.
6.00%, 2/1/2028	500,000	473,750
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	325,000	301,682
Precision Drilling Corp.
6.88%, 1/15/2029(a)	460,000	433,766
USA Compression Partners LP
6.88%, 4/1/2026	2,000,000	1,982,006
6.88%, 9/1/2027	3,693,000	3,557,506
Valaris Ltd.
8.38%, 4/30/2030(a)	2,735,000	2,798,452
Weatherford International Ltd.
8.63%, 4/30/2030(a)	3,265,000	3,346,223

		19,522,058

Entertainment - 0.5%
Allen Media LLC
10.50%, 2/15/2028(a)	1,895,000	1,075,413
Cinemark USA, Inc.
5.88%, 3/15/2026(a)	725,000	686,249
5.25%, 7/15/2028(a)	2,200,000	1,924,361
Lions Gate Capital Holdings LLC
5.50%, 4/15/2029(a)	345,000	236,042
Live Nation Entertainment, Inc.
4.75%, 10/15/2027(a)	1,975,000	1,834,281
WMG Acquisition Corp.
3.75%, 12/1/2029(a)	500,000	436,621

		6,192,967

Financial Services - 2.0%
Armor Holdco, Inc.
8.50%, 11/15/2029(a)	960,000	812,955
Burford Capital Global Finance LLC
6.88%, 4/15/2030(a)	40,000	36,394
Freedom Mortgage Corp.
8.25%, 4/15/2025(a)	765,000	755,962
7.63%, 5/1/2026(a)	900,000	823,334
6.63%, 1/15/2027(a)	1,435,000	1,262,563
Home Point Capital, Inc.
5.00%, 2/1/2026(a)	880,000	821,243
Jefferies Finance LLC
5.00%, 8/15/2028(a)	1,640,000	1,401,432
Jefferson Capital Holdings LLC
6.00%, 8/15/2026(a)	1,431,000	1,210,289
MGIC Investment Corp.
5.25%, 8/15/2028	1,615,000	1,537,673
Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)	2,350,000	2,071,872
5.63%, 1/15/2030(a)	1,530,000	1,224,410
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027(a)	1,000,000	955,620
5.50%, 8/15/2028(a)	1,561,000	1,413,798
5.13%, 12/15/2030(a)	275,000	231,744
5.75%, 11/15/2031(a)	470,000	398,841

Investments	Principal Amount ($)	Value ($)
NMI Holdings, Inc.
7.38%, 6/1/2025(a)	335,000	338,291
Oxford Finance LLC
6.38%, 2/1/2027(a)	585,000	546,271
PennyMac Financial Services, Inc.
5.38%, 10/15/2025(a)	1,170,000	1,118,064
4.25%, 2/15/2029(a)	550,000	454,046
5.75%, 9/15/2031(a)	505,000	427,200
PHH Mortgage Corp.
7.88%, 3/15/2026(a)	1,025,000	922,705
Rocket Mortgage LLC
2.88%, 10/15/2026(a)	1,000,000	890,000
3.63%, 3/1/2029(a)	400,000	340,993
3.88%, 3/1/2031(a)	960,000	789,600
4.00%, 10/15/2033(a)	1,130,000	896,249
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	445,000	427,818
5.75%, 6/15/2027(a)	565,000	528,631
5.50%, 4/15/2029(a)	1,210,000	1,063,744

		23,701,742

Food Products - 1.1%
B&G Foods, Inc.
5.25%, 4/1/2025	2,070,000	1,972,096
5.25%, 9/15/2027	1,115,000	961,521
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030(a)	900,000	794,291
4.38%, 1/31/2032(a)	3,220,000	2,827,718
Post Holdings, Inc.
5.63%, 1/15/2028(a)	1,680,000	1,623,451
5.50%, 12/15/2029(a)	750,000	696,509
4.63%, 4/15/2030(a)	879,000	774,598
4.50%, 9/15/2031(a)	1,540,000	1,311,139
Sigma Holdco BV
7.88%, 5/15/2026(a)	715,000	624,360
Simmons Foods, Inc.
4.63%, 3/1/2029(a)	625,000	521,875
TreeHouse Foods, Inc.
4.00%, 9/1/2028	500,000	436,625

		12,544,183

Gas Utilities - 1.3%
AmeriGas Partners LP
5.50%, 5/20/2025	2,205,000	2,139,742
5.88%, 8/20/2026	3,935,000	3,710,020
5.75%, 5/20/2027	2,482,000	2,267,062
9.38%, 6/1/2028(a)	1,000,000	1,019,400
Ferrellgas LP
5.38%, 4/1/2026(a)	1,345,000	1,266,514
5.88%, 4/1/2029(a)	485,000	417,101
Suburban Propane Partners LP
5.88%, 3/1/2027	585,000	572,589
5.00%, 6/1/2031(a)	3,070,000	2,620,092
Superior Plus LP
4.50%, 3/15/2029(a)	1,595,000	1,401,916

		15,414,436

Ground Transportation - 1.2%
Albion Financing 1 Sarl
6.13%, 10/15/2026(a)	1,630,000	1,536,275

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Albion Financing 2SARL
8.75%, 4/15/2027(a)	2,075,000	1,922,510
Avis Budget Car Rental LLC
5.75%, 7/15/2027(a)	630,000	592,912
Carriage Purchaser, Inc.
7.88%, 10/15/2029(a)	805,000	633,841
EquipmentShare.com, Inc.
9.00%, 5/15/2028(a)	1,740,000	1,724,723
First Student Bidco, Inc.
4.00%, 7/31/2029(a)	505,000	427,920
Hertz Corp. (The)
4.63%, 12/1/2026(a)	800,000	722,760
5.00%, 12/1/2029(a)	3,335,000	2,755,014
NESCO Holdings II, Inc.
5.50%, 4/15/2029(a)	1,570,000	1,427,915
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029(a)	2,495,000	1,378,487
Uber Technologies, Inc.
4.50%, 8/15/2029(a)	630,000	582,288

		13,704,645

Health Care Equipment & Supplies - 0.3%
Garden Spinco Corp.
8.63%, 7/20/2030(a)	105,000	113,319
Hologic, Inc.
4.63%, 2/1/2028(a)	608,000	577,928
Medline Borrower LP
5.25%, 10/1/2029(a)	1,915,000	1,698,947
Teleflex, Inc.
4.63%, 11/15/2027	870,000	821,062
Varex Imaging Corp.
7.88%, 10/15/2027(a)	9,000	9,000

		3,220,256

Health Care Providers & Services - 3.2%
180 Medical, Inc.
3.88%, 10/15/2029(a)	450,000	393,989
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(a)	630,000	603,225
AdaptHealth LLC
6.13%, 8/1/2028(a)	975,000	873,457
AHP Health Partners, Inc.
5.75%, 7/15/2029(a)	1,617,000	1,407,922
Community Health Systems, Inc.
8.00%, 3/15/2026(a)	790,000	775,773
6.88%, 4/15/2029(a)	1,000,000	662,758
6.13%, 4/1/2030(a)	665,000	419,165
DaVita, Inc.
4.63%, 6/1/2030(a)	2,123,000	1,811,559
3.75%, 2/15/2031(a)	1,615,000	1,291,414
Encompass Health Corp.
4.75%, 2/1/2030	485,000	440,833
4.63%, 4/1/2031	250,000	222,153
Global Medical Response, Inc.
6.50%, 10/1/2025(a)	3,040,000	1,805,334
HealthEquity, Inc.
4.50%, 10/1/2029(a)	600,000	537,460
Heartland Dental LLC
8.50%, 5/1/2026(a)	600,000	540,074

Investments	Principal Amount ($)	Value ($)
10.50%, 4/30/2028(a)	1,125,000	1,127,812
Kedrion SpA
6.50%, 9/1/2029(a)	265,000	227,900
Legacy LifePoint Health LLC
6.75%, 4/15/2025(a)	800,000	812,296
4.38%, 2/15/2027(a)	2,745,000	2,367,562
LifePoint Health, Inc.
5.38%, 1/15/2029(a)	1,825,000	1,291,726
ModivCare, Inc.
5.88%, 11/15/2025(a)	1,174,000	1,088,885
Molina Healthcare, Inc.
4.38%, 6/15/2028(a)	1,605,000	1,471,667
3.88%, 11/15/2030(a)	3,010,000	2,574,839
3.88%, 5/15/2032(a)	3,400,000	2,836,371
Option Care Health, Inc.
4.38%, 10/31/2029(a)	300,000	264,866
Pediatrix Medical Group, Inc.
5.38%, 2/15/2030(a)	25,000	22,574
Prime Healthcare Services, Inc.
7.25%, 11/1/2025(a)	1,200,000	1,139,989
Radiology Partners, Inc.
9.25%, 2/1/2028(a)	1,885,000	725,725
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	2,360,000	2,212,893
RP Escrow Issuer LLC
5.25%, 12/15/2025(a)	4,055,000	2,764,849
Select Medical Corp.
6.25%, 8/15/2026(a)	250,000	247,870
Team Health Holdings, Inc.
6.38%, 2/1/2025(a)	955,000	487,050
Tenet Healthcare Corp.
5.13%, 11/1/2027	2,215,000	2,103,348
6.13%, 10/1/2028	250,000	238,148
6.88%, 11/15/2031	215,000	215,322
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028	495,000	402,187
6.02%, 11/15/2048	500,000	343,035
US Acute Care Solutions LLC
6.38%, 3/1/2026(a)	1,613,000	1,409,488

		38,161,518

Health Care REITs - 0.7%
CTR Partnership LP
REIT, 3.88%, 6/30/2028(a)	1,200,000	1,066,656
MPT Operating Partnership LP
REIT, 5.25%, 8/1/2026	1,120,000	1,030,868
REIT, 5.00%, 10/15/2027	3,490,000	3,058,751
REIT, 4.63%, 8/1/2029	2,150,000	1,707,768
REIT, 3.50%, 3/15/2031	1,125,000	811,909

		7,675,952

Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC
REIT, 5.88%, 10/1/2028(a)	1,380,000	1,273,050
REIT, 4.88%, 5/15/2029(a)	1,325,000	1,157,719
Service Properties Trust
REIT, 5.25%, 2/15/2026	630,000	575,143
REIT, 4.75%, 10/1/2026	770,000	673,935

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
REIT, 4.95%, 2/15/2027	985,000	844,454
REIT, 3.95%, 1/15/2028	685,000	536,482
REIT, 4.95%, 10/1/2029	500,000	384,825
XHR LP
REIT, 4.88%, 6/1/2029(a)	240,000	208,776

		5,654,384

Hotels, Restaurants & Leisure - 5.5%
Affinity Interactive
6.88%, 12/15/2027(a)	995,000	880,257
Boyd Gaming Corp.
4.75%, 6/15/2031(a)	400,000	357,910
Carnival Corp.
10.50%, 2/1/2026(a)	600,000	632,469
CDI Escrow Issuer, Inc.
5.75%, 4/1/2030(a)	1,010,000	938,038
CEC Entertainment LLC
6.75%, 5/1/2026(a)	864,000	830,804
Cedar Fair LP
5.38%, 4/15/2027	2,280,000	2,155,399
6.50%, 10/1/2028	445,000	431,301
5.25%, 7/15/2029	1,166,000	1,045,758
Churchill Downs, Inc.
5.50%, 4/1/2027(a)	1,100,000	1,064,045
4.75%, 1/15/2028(a)	1,730,000	1,599,175
6.75%, 5/1/2031(a)	250,000	244,350
Everi Holdings, Inc.
5.00%, 7/15/2029(a)	600,000	528,000
Fertitta Entertainment LLC
4.63%, 1/15/2029(a)	1,225,000	1,068,745
Genting New York LLC
3.30%, 2/15/2026(a)	2,465,000	2,209,655
GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(a)	870,000	571,757
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029(a)	250,000	222,742
4.88%, 1/15/2030	1,000,000	937,500
4.00%, 5/1/2031(a)	1,370,000	1,194,994
3.63%, 2/15/2032(a)	5,440,000	4,564,996
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029(a)	2,225,000	1,988,682
4.88%, 7/1/2031(a)	2,255,000	1,927,618
Jacobs Entertainment, Inc.
6.75%, 2/15/2029(a)	1,305,000	1,188,636
Las Vegas Sands Corp.
3.20%, 8/8/2024	390,000	378,572
3.90%, 8/8/2029	645,000	578,108
Life Time, Inc.
8.00%, 4/15/2026(a)	1,315,000	1,314,880
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/2028(a)	1,000,000	1,032,630
Lindblad Expeditions LLC
6.75%, 2/15/2027(a)	570,000	546,986
MajorDrive Holdings IV LLC
6.38%, 6/1/2029(a)	1,215,000	993,937
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	735,000	664,786
4.50%, 6/15/2029(a)	1,805,000	1,564,718

Investments	Principal Amount ($)	Value ($)
Midwest Gaming Borrower LLC
4.88%, 5/1/2029(a)	1,900,000	1,687,580
Mohegan Tribal Gaming Authority
8.00%, 2/1/2026(a)	5,670,000	5,244,750
Penn Entertainment, Inc.
5.63%, 1/15/2027(a)	660,000	620,760
4.13%, 7/1/2029(a)	715,000	590,572
Raptor Acquisition Corp.
4.88%, 11/1/2026(a)	385,000	360,952
Resorts World Las Vegas LLC
4.63%, 4/16/2029(a)	4,450,000	3,687,639
4.63%, 4/6/2031(a)	455,000	354,974
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(a)	1,180,000	1,096,784
5.50%, 8/31/2026(a)	1,855,000	1,779,022
11.63%, 8/15/2027(a)	2,670,000	2,915,429
Scientific Games International, Inc.
7.00%, 5/15/2028(a)	500,000	498,200
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(a)	1,085,000	976,500
Six Flags Entertainment Corp.
7.25%, 5/15/2031(a)	420,000	401,221
Sizzling Platter LLC
8.50%, 11/28/2025(a)	330,000	325,050
Speedway Motorsports LLC
4.88%, 11/1/2027(a)	225,000	208,370
Station Casinos LLC
4.50%, 2/15/2028(a)	305,000	276,656
TKC Holdings, Inc.
6.88%, 5/15/2028(a)	930,000	818,692
10.50%, 5/15/2029(a)	2,125,000	1,615,000
Travel + Leisure Co.
6.63%, 7/31/2026(a)	1,175,000	1,169,642
6.00%, 4/1/2027(e)	645,000	632,164
4.50%, 12/1/2029(a)	610,000	524,213
4.63%, 3/1/2030(a)	35,000	30,222
Viking Ocean Cruises Ship VII Ltd.
5.63%, 2/15/2029(a)	390,000	362,790
VOC Escrow Ltd.
5.00%, 2/15/2028(a)	815,000	757,247
Wynn Resorts Finance LLC
5.13%, 10/1/2029(a)	180,000	162,878
Yum! Brands, Inc.
4.75%, 1/15/2030(a)	710,000	662,224
3.63%, 3/15/2031	580,000	497,149
4.63%, 1/31/2032	720,000	652,225
5.38%, 4/1/2032	655,000	620,019
6.88%, 11/15/2037	565,000	605,246
5.35%, 11/1/2043	500,000	448,750

		64,240,368

Household Durables - 1.7%
Ashton Woods USA LLC
6.63%, 1/15/2028(a)	265,000	254,274
4.63%, 8/1/2029(a)	875,000	757,155
4.63%, 4/1/2030(a)	495,000	423,225
Beazer Homes USA, Inc.
5.88%, 10/15/2027	965,000	932,004

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
7.25%, 10/15/2029	835,000	820,645
Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(a)	3,390,000	3,134,055
CD&R Smokey Buyer, Inc.
6.75%, 7/15/2025(a)	900,000	846,018
Empire Communities Corp.
7.00%, 12/15/2025(a)	505,000	485,377
Installed Building Products, Inc.
5.75%, 2/1/2028(a)	495,000	468,704
LGI Homes, Inc.
4.00%, 7/15/2029(a)	615,000	516,663
M/I Homes, Inc.
3.95%, 2/15/2030	5,000	4,325
Mattamy Group Corp.
5.25%, 12/15/2027(a)	720,000	680,822
4.63%, 3/1/2030(a)	1,085,000	951,757
Newell Brands, Inc.
4.88%, 6/1/2025	870,000	841,768
4.70%, 4/1/2026(e)	4,100,000	3,891,716
Shea Homes LP
4.75%, 2/15/2028	870,000	791,700
4.75%, 4/1/2029	245,000	217,489
SWF Escrow Issuer Corp.
6.50%, 10/1/2029(a)	1,595,000	984,955
Taylor Morrison Communities, Inc.
5.75%, 1/15/2028(a)	650,000	633,598
5.13%, 8/1/2030(a)	460,000	429,410
Tempur Sealy International, Inc.
4.00%, 4/15/2029(a)	500,000	433,406
TopBuild Corp.
4.13%, 2/15/2032(a)	1,175,000	1,008,150
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	550,000	531,437
5.70%, 6/15/2028	580,000	556,800

		20,595,453

Household Products - 0.3%
Central Garden & Pet Co.
5.13%, 2/1/2028	545,000	514,469
4.13%, 10/15/2030	250,000	212,541
4.13%, 4/30/2031(a)	100,000	83,483
Energizer Holdings, Inc.
6.50%, 12/31/2027(a)	490,000	476,166
4.75%, 6/15/2028(a)	820,000	736,549
4.38%, 3/31/2029(a)	795,000	689,122
Kronos Acquisition Holdings, Inc.
5.00%, 12/31/2026(a)	445,000	413,850
7.00%, 12/31/2027(a)	915,000	805,401

		3,931,581

Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure plc
4.13%, 6/15/2028(a)	765,000	692,618
Calpine Corp.
5.13%, 3/15/2028(a)	780,000	707,333
4.63%, 2/1/2029(a)	978,000	842,092
3.75%, 3/1/2031(a)	500,000	409,836
Clearway Energy Operating LLC
3.75%, 2/15/2031(a)	795,000	658,892

Investments	Principal Amount ($)	Value ($)
3.75%, 1/15/2032(a)	395,000	322,840
Talen Energy Supply LLC
8.63%, 6/1/2030(a)	1,210,000	1,255,835
TransAlta Corp.
6.50%, 3/15/2040	240,000	229,542

		5,118,988

Insurance - 0.6%
Acrisure LLC
4.25%, 2/15/2029(a)	440,000	379,391
Assurant, Inc.
7.00%, 3/27/2048(c)	665,000	647,416
Global Atlantic Fin Co.
4.70%, 10/15/2051(a)(c)	2,575,000	1,852,745
Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a)	275,000	284,785
4.12%, 12/15/2051(a)(c)	705,000	563,359
NFP Corp.
4.88%, 8/15/2028(a)	790,000	710,916
6.88%, 8/15/2028(a)	2,405,000	2,128,697
7.50%, 10/1/2030(a)	215,000	209,130
Ohio National Financial Services, Inc.
6.80%, 1/24/2030(a)(e)	220,000	204,598

		6,981,037

Interactive Media & Services - 0.3%
Cars.com, Inc.
6.38%, 11/1/2028(a)	745,000	702,696
Rackspace Technology Global, Inc.
3.50%, 2/15/2028(a)	2,545,000	1,138,356
5.38%, 12/1/2028(a)	2,310,000	639,627
Ziff Davis, Inc.
4.63%, 10/15/2030(a)	200,000	175,252
ZipRecruiter, Inc.
5.00%, 1/15/2030(a)	1,445,000	1,231,862

		3,887,793

IT Services - 0.7%
Acuris Finance US, Inc.
5.00%, 5/1/2028(a)	629,000	499,067
Cogent Communications Group, Inc.
3.50%, 5/1/2026(a)	890,000	825,356
7.00%, 6/15/2027(a)	755,000	728,676
Gartner, Inc.
4.50%, 7/1/2028(a)	1,545,000	1,444,327
3.75%, 10/1/2030(a)	505,000	440,209
ION Trading Technologies Sarl
5.75%, 5/15/2028(a)	400,000	348,000
Newfold Digital Holdings Group, Inc.
6.00%, 2/15/2029(a)	1,740,000	1,283,250
Northwest Fiber LLC
4.75%, 4/30/2027(a)	55,000	47,869
6.00%, 2/15/2028(a)	505,000	398,950
10.75%, 6/1/2028(a)	354,000	324,181
Presidio Holdings, Inc.
8.25%, 2/1/2028(a)	955,000	926,178
Unisys Corp.
6.88%, 11/1/2027(a)	1,445,000	1,179,814

		8,445,877

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Leisure Products - 0.4%
Universal Entertainment Corp.
8.75%, 12/11/2024(a)(e)	2,984,000	3,007,872
Vista Outdoor, Inc.
4.50%, 3/15/2029(a)	2,020,000	1,717,949

		4,725,821

Life Sciences Tools & Services - 0.0%(d)
Fortrea Holdings, Inc.
7.50%, 7/1/2030(a)	230,000	235,058

Machinery - 1.2%
Amsted Industries, Inc.
4.63%, 5/15/2030(a)	200,000	177,482
Calderys Financing LLC
11.25%, 6/1/2028(a)	1,330,000	1,367,905
Chart Industries, Inc.
9.50%, 1/1/2031(a)	950,000	1,018,875
GrafTech Finance, Inc.
4.63%, 12/15/2028(a)	1,645,000	1,367,373
Hillenbrand, Inc.
5.00%, 9/15/2026(e)	540,000	528,738
Husky III Holding Ltd.
13.00%, 2/15/2025(a)(b)	1,000,000	930,000
Interpipe Holdings plc
8.38%, 5/13/2026(a)	500,000	311,000
Manitowoc Co., Inc. (The)
9.00%, 4/1/2026(a)	200,000	199,000
Mueller Water Products, Inc.
4.00%, 6/15/2029(a)	730,000	650,454
OT Merger Corp.
7.88%, 10/15/2029(a)	1,230,000	794,753
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(a)	840,000	748,650
Terex Corp.
5.00%, 5/15/2029(a)	925,000	860,685
Titan Acquisition Ltd.
7.75%, 4/15/2026(a)	1,200,000	1,114,598
Titan International, Inc.
7.00%, 4/30/2028	875,000	843,071
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)	2,015,000	1,884,334
Wabash National Corp.
4.50%, 10/15/2028(a)	1,045,000	880,412

		13,677,330

Media - 8.3%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)	1,275,000	1,109,250
Altice Financing SA
5.00%, 1/15/2028(a)	1,495,000	1,160,062
5.75%, 8/15/2029(a)	4,200,000	3,149,661
AMC Networks, Inc.
4.75%, 8/1/2025	510,000	451,705
4.25%, 2/15/2029	2,580,000	1,432,932
Belo Corp.
7.75%, 6/1/2027	625,000	617,005
7.25%, 9/15/2027	645,000	635,325

Investments	Principal Amount ($)	Value ($)
Cable One, Inc.
4.00%, 11/15/2030(a)	250,000	197,500
CMG Media Corp.
8.88%, 12/15/2027(a)	2,940,000	2,294,847
CSC Holdings LLC
7.50%, 4/1/2028(a)	365,000	225,503
Directv Financing LLC
5.88%, 8/15/2027(a)	3,375,000	3,046,693
DISH DBS Corp.
5.88%, 11/15/2024	4,175,000	3,811,542
7.75%, 7/1/2026	9,092,000	5,877,978
5.25%, 12/1/2026(a)	2,310,000	1,891,902
7.38%, 7/1/2028	4,704,000	2,646,000
5.75%, 12/1/2028(a)	1,805,000	1,388,981
5.13%, 6/1/2029	7,219,000	3,627,548
DISH Network Corp.
11.75%, 11/15/2027(a)	4,695,000	4,725,884
Gannett Holdings LLC
6.00%, 11/1/2026(a)	605,000	520,748
GCI LLC
4.75%, 10/15/2028(a)	1,625,000	1,412,494
Gray Escrow II, Inc.
5.38%, 11/15/2031(a)	6,130,000	4,277,483
Gray Television, Inc.
7.00%, 5/15/2027(a)	1,790,000	1,548,350
4.75%, 10/15/2030(a)	695,000	488,974
Nexstar Media, Inc.
5.63%, 7/15/2027(a)	3,530,000	3,318,587
4.75%, 11/1/2028(a)	500,000	440,662
Paramount Global
6.25%, 2/28/2057(c)	1,160,000	899,000
6.37%, 3/30/2062(c)	2,490,000	2,052,881
Radiate Holdco LLC
4.50%, 9/15/2026(a)	2,340,000	1,901,564
6.50%, 9/15/2028(a)	2,520,000	1,510,609
Scripps Escrow II, Inc.
5.38%, 1/15/2031(a)	390,000	297,278
Scripps Escrow, Inc.
5.88%, 7/15/2027(a)	1,187,000	991,406
Sinclair Television Group, Inc.
5.13%, 2/15/2027(a)	760,000	635,314
5.50%, 3/1/2030(a)	2,415,000	1,274,565
4.13%, 12/1/2030(a)	1,000,000	651,990
Sirius XM Radio, Inc.
3.13%, 9/1/2026(a)	2,555,000	2,305,376
5.00%, 8/1/2027(a)	2,570,000	2,387,761
4.00%, 7/15/2028(a)	1,605,000	1,396,482
5.50%, 7/1/2029(a)	2,385,000	2,179,101
4.13%, 7/1/2030(a)	6,395,000	5,266,730
3.88%, 9/1/2031(a)	7,295,000	5,711,670
Summer BC Bidco B LLC
5.50%, 10/31/2026(a)	1,160,000	987,873
TEGNA, Inc.
4.75%, 3/15/2026(a)	985,000	945,304
4.63%, 3/15/2028	2,237,000	2,002,115
5.00%, 9/15/2029	490,000	436,713

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Townsquare Media, Inc.
6.88%, 2/1/2026(a)	1,020,000	983,025
Univision Communications, Inc.
6.63%, 6/1/2027(a)	500,000	486,483
7.38%, 6/30/2030(a)	545,000	530,457
UPC Broadband Finco BV
4.88%, 7/15/2031(a)	1,500,000	1,259,765
UPC Holding BV
5.50%, 1/15/2028(a)	934,000	831,260
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(a)	685,000	602,824
VZ Secured Financing BV
5.00%, 1/15/2032(a)	6,710,000	5,452,696
Ziggo Bond Co. BV
5.13%, 2/28/2030(a)	178,000	140,620
Ziggo BV
4.88%, 1/15/2030(a)	4,420,000	3,742,639

		98,161,117

Metals & Mining - 2.1%
Allegheny Ludlum LLC
6.95%, 12/15/2025	195,000	196,534
Baffinland Iron Mines Corp.
8.75%, 7/15/2026(a)	960,000	931,200
Carpenter Technology Corp.
6.38%, 7/15/2028	1,080,000	1,063,498
Cleveland-Cliffs, Inc.
6.75%, 4/15/2030(a)	335,000	325,887
Compass Minerals International, Inc.
6.75%, 12/1/2027(a)	1,385,000	1,349,250
Eldorado Gold Corp.
6.25%, 9/1/2029(a)	1,945,000	1,741,002
FMG Resources August 2006 Pty. Ltd.
4.50%, 9/15/2027(a)	750,000	701,100
5.88%, 4/15/2030(a)	375,000	359,650
4.38%, 4/1/2031(a)	1,070,000	920,107
6.13%, 4/15/2032(a)	2,615,000	2,510,640
Hecla Mining Co.
7.25%, 2/15/2028	1,025,000	1,014,801
Hudbay Minerals, Inc.
4.50%, 4/1/2026(a)	1,280,000	1,213,797
IAMGOLD Corp.
5.75%, 10/15/2028(a)	2,045,000	1,574,650
Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)	1,270,000	1,139,927
Mineral Resources Ltd.
8.13%, 5/1/2027(a)	960,000	960,845
8.00%, 11/1/2027(a)	850,000	852,322
8.50%, 5/1/2030(a)	1,033,000	1,043,727
New Gold, Inc.
7.50%, 7/15/2027(a)	1,805,000	1,724,677
Novelis Corp.
3.88%, 8/15/2031(a)	500,000	416,352
SunCoke Energy, Inc.
4.88%, 6/30/2029(a)	1,200,000	1,033,333
Taseko Mines Ltd.
7.00%, 2/15/2026(a)	1,895,000	1,752,973

Investments	Principal Amount ($)	Value ($)
TMS International Corp.
6.25%, 4/15/2029(a)	1,475,000	1,233,469
United States Steel Corp.
6.65%, 6/1/2037	240,000	234,992
Warrior Met Coal, Inc.
7.88%, 12/1/2028(a)	805,000	812,124

		25,106,857

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)	160,000	128,171
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027(a)	1,045,000	898,520
Ladder Capital Finance Holdings LLLP
5.25%, 10/1/2025(a)	654,000	626,900
4.25%, 2/1/2027(a)	1,030,000	926,560
4.75%, 6/15/2029(a)	2,625,000	2,213,186
Rithm Capital Corp.
6.25%, 10/15/2025(a)	995,000	946,111
Starwood Property Trust, Inc.
3.75%, 12/31/2024(a)	1,000,000	955,000
4.75%, 3/15/2025	890,000	859,088
3.63%, 7/15/2026(a)	1,075,000	951,418
4.38%, 1/15/2027(a)	1,840,000	1,633,000

		10,137,954

Multi-Utilities - 0.2%
Algonquin Power & Utilities Corp.
4.75%, 1/18/2082(c)	2,605,000	2,102,105

Office REITs - 0.4%
Office Properties Income Trust
REIT, 4.50%, 2/1/2025	3,150,000	2,775,245
REIT, 2.40%, 2/1/2027	1,400,000	947,360
REIT, 3.45%, 10/15/2031	2,250,000	1,182,542

		4,905,147

Oil, Gas & Consumable Fuels - 14.4%
Aethon United BR LP
8.25%, 2/15/2026(a)	1,050,000	1,042,021
Antero Midstream Partners LP
5.75%, 3/1/2027(a)	1,145,000	1,107,558
5.75%, 1/15/2028(a)	1,145,000	1,101,010
5.38%, 6/15/2029(a)	2,015,000	1,888,992
Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026(a)	955,000	934,012
8.25%, 12/31/2028(a)	470,000	466,761
5.88%, 6/30/2029(a)	1,080,000	974,911
Athabasca Oil Corp.
9.75%, 11/1/2026(a)	180,000	185,780
Baytex Energy Corp.
8.75%, 4/1/2027(a)	860,000	881,341
8.50%, 4/30/2030(a)	2,230,000	2,259,728
Berry Petroleum Co. LLC
7.00%, 2/15/2026(a)	330,000	314,025
Buckeye Partners LP
4.13%, 3/1/2025(a)	240,000	231,000
3.95%, 12/1/2026	805,000	738,587
4.13%, 12/1/2027	650,000	588,250
4.50%, 3/1/2028(a)	1,335,000	1,205,719

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Callon Petroleum Co.
6.38%, 7/1/2026	535,000	524,208
8.00%, 8/1/2028(a)	1,525,000	1,546,239
7.50%, 6/15/2030(a)	1,055,000	1,024,212
Calumet Specialty Products Partners LP
8.13%, 1/15/2027(a)	385,000	368,638
Chesapeake Energy Corp.
5.88%, 2/1/2029(a)	710,000	679,019
6.75%, 4/15/2029(a)	1,655,000	1,647,627
Chord Energy Corp.
6.38%, 6/1/2026(a)	690,000	684,762
Citgo Holding, Inc.
9.25%, 8/1/2024(a)	5,555,000	5,555,000
CITGO Petroleum Corp.
6.38%, 6/15/2026(a)	985,000	955,450
Civitas Resources, Inc.
5.00%, 10/15/2026(a)	665,000	627,594
8.38%, 7/1/2028(a)	895,000	920,561
8.75%, 7/1/2031(a)	6,430,000	6,655,050
CNX Midstream Partners LP
4.75%, 4/15/2030(a)	1,260,000	1,092,117
CNX Resources Corp.
7.25%, 3/14/2027(a)	1,100,000	1,096,945
6.00%, 1/15/2029(a)	1,095,000	1,024,178
7.38%, 1/15/2031(a)	780,000	773,402
Comstock Resources, Inc.
6.75%, 3/1/2029(a)	3,084,000	2,876,658
5.88%, 1/15/2030(a)	918,000	812,600
CQP Holdco LP
5.50%, 6/15/2031(a)	1,465,000	1,332,446
Crescent Energy Finance LLC
7.25%, 5/1/2026(a)	1,940,000	1,911,909
9.25%, 2/15/2028(a)	2,205,000	2,242,926
Crestwood Midstream Partners LP
5.63%, 5/1/2027(a)	1,060,000	1,007,000
6.00%, 2/1/2029(a)	2,045,000	1,927,413
8.00%, 4/1/2029(a)	1,040,000	1,057,369
7.38%, 2/1/2031(a)	1,035,000	1,032,373
CVR Energy, Inc.
5.75%, 2/15/2028(a)	1,240,000	1,119,100
Delek Logistics Partners LP
6.75%, 5/15/2025	340,000	333,428
7.13%, 6/1/2028(a)	1,000,000	925,000
DT Midstream, Inc.
4.13%, 6/15/2029(a)	725,000	642,802
4.38%, 6/15/2031(a)	625,000	542,588
Earthstone Energy Holdings LLC
8.00%, 4/15/2027(a)	1,445,000	1,429,985
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(a)	3,180,000	2,916,944
EnLink Midstream Partners LP
5.60%, 4/1/2044	500,000	411,455
5.45%, 6/1/2047	135,000	111,670
EnQuest plc
11.63%, 11/1/2027(a)	550,000	517,749
EQM Midstream Partners LP
7.50%, 6/1/2027(a)	1,260,000	1,278,758

Investments	Principal Amount ($)	Value ($)
FTAI Infra Escrow Holdings LLC
10.50%, 6/1/2027(a)	1,410,000	1,404,340
Genesis Energy LP
6.25%, 5/15/2026	315,000	300,596
8.00%, 1/15/2027	2,410,000	2,371,819
7.75%, 2/1/2028	1,210,000	1,176,773
8.88%, 4/15/2030	245,000	244,371
Global Partners LP
7.00%, 8/1/2027	1,060,000	1,036,141
6.88%, 1/15/2029	1,525,000	1,429,794
Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/2025(a)	355,000	307,799
Gran Tierra Energy, Inc.
7.75%, 5/23/2027(a)	1,360,000	1,083,171
Gulfport Energy Corp.
8.00%, 5/17/2026(a)	879,000	887,627
Harbour Energy plc
5.50%, 10/15/2026(a)	860,000	797,728
Harvest Midstream I LP
7.50%, 9/1/2028(a)	1,510,000	1,484,007
Hess Midstream Operations LP
4.25%, 2/15/2030(a)	405,000	355,388
Hilcorp Energy I LP
6.25%, 11/1/2028(a)	825,000	789,744
5.75%, 2/1/2029(a)	1,040,000	962,000
6.00%, 4/15/2030(a)	2,150,000	1,987,316
6.00%, 2/1/2031(a)	1,035,000	937,286
6.25%, 4/15/2032(a)	200,000	181,785
Holly Energy Partners LP
6.38%, 4/15/2027(a)	1,060,000	1,055,813
5.00%, 2/1/2028(a)	690,000	645,383
Howard Midstream Energy Partners LLC
6.75%, 1/15/2027(a)	535,000	516,079
Ithaca Energy North Sea plc
9.00%, 7/15/2026(a)	2,708,000	2,572,540
ITT Holdings LLC
6.50%, 8/1/2029(a)	5,617,000	4,803,917
Magnolia Oil & Gas Operating LLC
6.00%, 8/1/2026(a)	330,000	323,400
Matador Resources Co.
5.88%, 9/15/2026	1,760,000	1,712,707
6.88%, 4/15/2028(a)	1,335,000	1,326,732
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026(a)	3,215,000	3,002,709
10.50%, 5/15/2027(a)	1,705,000	1,664,492
Murphy Oil Corp.
7.05%, 5/1/2029	420,000	425,322
5.87%, 12/1/2042(e)	285,000	243,488
New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	3,735,000	3,556,888
6.50%, 9/30/2026(a)	7,740,000	7,101,893
NGL Energy Operating LLC
7.50%, 2/1/2026(a)	3,855,000	3,819,778
NGL Energy Partners LP
6.13%, 3/1/2025	100,000	97,912
7.50%, 4/15/2026	879,000	834,370

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Northern Oil and Gas, Inc.
8.13%, 3/1/2028(a)	1,330,000	1,320,025
8.75%, 6/15/2031(a)	495,000	498,736
Northriver Midstream Finance LP
5.63%, 2/15/2026(a)	1,696,000	1,620,867
NuStar Logistics LP
5.75%, 10/1/2025	1,060,000	1,041,450
6.00%, 6/1/2026	865,000	851,299
5.63%, 4/28/2027	972,000	943,158
6.38%, 10/1/2030	1,040,000	1,003,028
Parkland Corp.
5.88%, 7/15/2027(a)	875,000	851,399
4.50%, 10/1/2029(a)	2,010,000	1,773,773
4.63%, 5/1/2030(a)	940,000	824,899
PBF Holding Co. LLC
6.00%, 2/15/2028	1,595,000	1,506,063
Permian Resources Operating LLC
5.38%, 1/15/2026(a)	470,000	451,200
Rockies Express Pipeline LLC
4.95%, 7/15/2029(a)	245,000	225,013
4.80%, 5/15/2030(a)	570,000	505,875
6.88%, 4/15/2040(a)	340,000	307,700
SM Energy Co.
5.63%, 6/1/2025	1,000,000	979,974
6.75%, 9/15/2026	755,000	741,787
6.63%, 1/15/2027	720,000	708,139
6.50%, 7/15/2028	700,000	684,234
Strathcona Resources Ltd.
6.88%, 8/1/2026(a)	2,775,000	2,436,531
Summit Midstream Holdings LLC
9.00%, 10/15/2026(a)(e)	470,000	461,769
Sunoco LP
5.88%, 3/15/2028	1,235,000	1,201,175
4.50%, 5/15/2029	2,055,000	1,845,178
4.50%, 4/30/2030	2,095,000	1,857,453
Tallgrass Energy Partners LP
7.50%, 10/1/2025(a)	275,000	275,481
6.00%, 3/1/2027(a)	1,740,000	1,648,883
5.50%, 1/15/2028(a)	3,250,000	2,990,000
6.00%, 12/31/2030(a)	3,335,000	2,960,327
6.00%, 9/1/2031(a)	2,000,000	1,739,921
Tap Rock Resources LLC
7.00%, 10/1/2026(a)	500,000	516,401
Teine Energy Ltd.
6.88%, 4/15/2029(a)	905,000	832,600
TerraForm Power Operating LLC
5.00%, 1/31/2028(a)	1,305,000	1,211,076
4.75%, 1/15/2030(a)	525,000	463,269
Topaz Solar Farms LLC
5.75%, 9/30/2039(a)	1,824,852	1,760,982
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(a)	1,325,000	1,147,327
6.25%, 1/15/2030(a)	845,000	826,260
4.13%, 8/15/2031(a)	855,000	725,240
3.88%, 11/1/2033(a)	820,000	665,452
Venture Global LNG, Inc.
8.13%, 6/1/2028(a)	2,250,000	2,286,858

Investments	Principal Amount ($)	Value ($)
8.38%, 6/1/2031(a)	3,625,000	3,678,349
Vermilion Energy, Inc.
6.88%, 5/1/2030(a)	1,185,000	1,098,793
Vital Energy, Inc.
9.50%, 1/15/2025	1,040,000	1,034,800
10.13%, 1/15/2028	1,350,000	1,348,542
7.75%, 7/31/2029(a)	1,245,000	1,064,475
W&T Offshore, Inc.
11.75%, 2/1/2026(a)	1,235,000	1,260,923

		169,142,662

Paper & Forest Products - 0.4%
Clearwater Paper Corp.
4.75%, 8/15/2028(a)	745,000	655,859
Domtar Corp.
6.75%, 10/1/2028(a)	3,030,000	2,645,392
Louisiana-Pacific Corp.
3.63%, 3/15/2029(a)	660,000	577,535
Mercer International, Inc.
5.50%, 1/15/2026	452,000	436,093

		4,314,879

Passenger Airlines - 0.9%
Air Canada
3.88%, 8/15/2026(a)	2,390,000	2,217,825
Allegiant Travel Co.
7.25%, 8/15/2027(a)	900,000	887,889
American Airlines, Inc.
11.75%, 7/15/2025(a)	735,000	810,076
5.50%, 4/20/2026(a)	1,512,500	1,489,831
7.25%, 2/15/2028(a)	2,060,000	2,045,161
Spirit Loyalty Cayman Ltd.
8.00%, 9/20/2025(a)	1,115,000	1,124,845
United Airlines, Inc.
4.38%, 4/15/2026(a)	500,000	473,419
4.63%, 4/15/2029(a)	1,245,000	1,126,309

		10,175,355

Personal Care Products - 0.7%
BellRing Brands, Inc.
7.00%, 3/15/2030(a)	1,000,000	1,003,780
Edgewell Personal Care Co.
5.50%, 6/1/2028(a)	1,440,000	1,364,400
4.13%, 4/1/2029(a)	740,000	647,322
Herbalife Nutrition Ltd.
7.88%, 9/1/2025(a)	997,000	947,135
Oriflame Investment Holding plc
5.13%, 5/4/2026(a)	2,595,000	911,883
Prestige Brands, Inc.
5.13%, 1/15/2028(a)	770,000	735,350
3.75%, 4/1/2031(a)	2,735,000	2,297,400

		7,907,270

Pharmaceuticals - 1.6%
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	1,119,000	956,044
Bausch Health Cos., Inc.
5.50%, 11/1/2025(a)	2,250,000	2,025,000
9.00%, 12/15/2025(a)	1,798,000	1,646,192
6.13%, 2/1/2027(a)	3,565,000	2,340,623
5.75%, 8/15/2027(a)	2,265,000	1,456,123

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.00%, 1/30/2028(a)	835,000	384,039
4.88%, 6/1/2028(a)	861,000	522,024
11.00%, 9/30/2028(a)	4,360,000	3,214,416
5.25%, 1/30/2030(a)	460,000	205,055
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028(a)	640,000	582,765
HLF Financing Sarl LLC
4.88%, 6/1/2029(a)	2,505,000	1,903,800
Jazz Securities DAC
4.38%, 1/15/2029(a)	185,000	164,486
Organon & Co.
4.13%, 4/30/2028(a)	965,000	864,776
5.13%, 4/30/2031(a)	1,557,000	1,319,851
P&L Development LLC
7.75%, 11/15/2025(a)	745,000	642,927
Perrigo Finance Unlimited Co.
4.65%, 6/15/2030(e)	390,000	349,505

		18,577,626

Professional Services - 0.4%
AMN Healthcare, Inc.
4.63%, 10/1/2027(a)	620,000	582,800
ASGN, Inc.
4.63%, 5/15/2028(a)	880,000	806,921
CoreLogic, Inc.
4.50%, 5/1/2028(a)	2,190,000	1,801,275
Dun & Bradstreet Corp. (The)
5.00%, 12/15/2029(a)	235,000	206,850
KBR, Inc.
4.75%, 9/30/2028(a)	170,000	155,550
Science Applications International Corp.
4.88%, 4/1/2028(a)	665,000	625,097
TriNet Group, Inc.
3.50%, 3/1/2029(a)	666,000	581,085

		4,759,578

Real Estate Management & Development - 0.9%
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028(a)	875,000	802,060
Five Point Operating Co. LP
7.88%, 11/15/2025(a)	325,000	307,125
Forestar Group, Inc.
3.85%, 5/15/2026(a)	581,000	539,317
5.00%, 3/1/2028(a)	1,315,000	1,219,432
Howard Hughes Corp. (The)
5.38%, 8/1/2028(a)	250,000	229,375
4.13%, 2/1/2029(a)	750,000	633,758
4.38%, 2/1/2031(a)	220,000	181,012
Hunt Cos., Inc.
5.25%, 4/15/2029(a)	1,815,000	1,439,923
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,160,000	945,400
4.75%, 2/1/2030	3,245,000	2,531,846
5.00%, 3/1/2031	2,325,000	1,801,875
Realogy Group LLC
5.75%, 1/15/2029(a)	80,000	59,197
WeWork Cos. LLC
12.00%, 8/15/2027(a)(b)	3,213,750	449,925

		11,140,245

Investments	Principal Amount ($)	Value ($)
Retail REITs - 0.5%
Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026(a)	3,380,000	3,170,991
REIT, 4.50%, 4/1/2027(a)	3,780,000	3,269,700

		6,440,691

Software - 2.3%
Alteryx, Inc.
8.75%, 3/15/2028(a)	1,170,000	1,137,487
Clarivate Science Holdings Corp.
4.88%, 7/1/2029(a)	1,075,000	954,924
Cloud Software Group, Inc.
6.50%, 3/31/2029(a)	6,335,000	5,701,739
9.00%, 9/30/2029(a)	2,840,000	2,543,628
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	895,000	827,595
6.50%, 10/15/2028(a)	1,300,000	1,124,505
CWT Travel Group, Inc.
8.50%, 11/19/2026(a)	3,131,000	1,502,880
Gen Digital, Inc.
7.13%, 9/30/2030(a)	410,000	413,171
GoTo Group, Inc.
5.50%, 9/1/2027(a)	4,816,000	2,766,885
Helios Software Holdings, Inc.
4.63%, 5/1/2028(a)	480,000	415,606
MicroStrategy, Inc.
6.13%, 6/15/2028(a)	600,000	537,066
Open Text Corp.
3.88%, 12/1/2029(a)	400,000	338,354
Open Text Holdings, Inc.
4.13%, 2/15/2030(a)	320,000	274,320
4.13%, 12/1/2031(a)	600,000	497,338
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	935,000	903,285
Veritas US, Inc.
7.50%, 9/1/2025(a)	8,540,000	7,002,293

		26,941,076

Specialized REITs - 0.2%
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030(a)	755,000	682,521
REIT, 4.50%, 2/15/2031(a)	800,000	689,693
REIT, 5.63%, 7/15/2032(a)	224,000	201,802
SBA Communications Corp.
REIT, 3.13%, 2/1/2029	250,000	210,774

		1,784,790

Specialty Retail - 3.6%
99 Escrow Issuer, Inc.
7.50%, 1/15/2026(a)	240,000	93,106
Arko Corp.
5.13%, 11/15/2029(a)	1,885,000	1,566,992
At Home Group, Inc.
4.88%, 7/15/2028(a)	1,260,000	715,050
Bath & Body Works, Inc.
6.95%, 3/1/2033	230,000	208,118
6.88%, 11/1/2035	805,000	747,107
6.75%, 7/1/2036	765,000	695,724
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(a)(b)	1,465,000	1,327,729

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
eG Global Finance plc
8.50%, 10/30/2025(a)	1,410,000	1,396,196
Evergreen Acqco 1 LP
9.75%, 4/26/2028(a)	914,000	952,845
Gap, Inc. (The)
3.63%, 10/1/2029(a)	3,290,000	2,453,357
3.88%, 10/1/2031(a)	1,233,000	881,731
GYP Holdings III Corp.
4.63%, 5/1/2029(a)	370,000	330,484
Ken Garff Automotive LLC
4.88%, 9/15/2028(a)	125,000	109,517
LBM Acquisition LLC
6.25%, 1/15/2029(a)	1,535,000	1,323,554
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)	600,000	523,492
LSF9 Atlantis Holdings LLC
7.75%, 2/15/2026(a)	1,835,000	1,720,437
Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a)	3,595,000	3,055,894
7.88%, 5/1/2029(a)	6,220,000	4,431,750
Murphy Oil USA, Inc.
3.75%, 2/15/2031(a)	2,500,000	2,121,875
Park River Holdings, Inc.
5.63%, 2/1/2029(a)	895,000	716,000
6.75%, 8/1/2029(a)	615,000	498,226
Sonic Automotive, Inc.
4.63%, 11/15/2029(a)	255,000	218,467
4.88%, 11/15/2031(a)	420,000	348,667
Specialty Building Products Holdings LLC
6.38%, 9/30/2026(a)	1,265,000	1,203,895
Staples, Inc.
7.50%, 4/15/2026(a)	9,715,000	8,025,991
10.75%, 4/15/2027(a)	4,608,000	2,634,900
Upbound Group, Inc.
6.38%, 2/15/2029(a)	780,000	715,658
Valvoline, Inc.
3.63%, 6/15/2031(a)	2,370,000	1,951,719
Victoria’s Secret & Co.
4.63%, 7/15/2029(a)	775,000	581,494
White Cap Parent LLC
8.25%, 3/15/2026(a)(b)	410,000	395,037

		41,945,012

Technology Hardware, Storage & Peripherals - 0.4%
Seagate HDD Cayman
9.63%, 12/1/2032(a)	310,000	343,212
5.75%, 12/1/2034	325,000	288,230
Western Digital Corp.
4.75%, 2/15/2026	965,000	921,265
Xerox Corp.
4.80%, 3/1/2035	1,335,000	910,176
6.75%, 12/15/2039	1,775,000	1,368,198
Xerox Holdings Corp.
5.50%, 8/15/2028(a)	1,465,000	1,285,646

		5,116,727

Investments	Principal Amount ($)	Value ($)
Textiles, Apparel & Luxury Goods - 0.1%
Eagle Intermediate Global Holding BV
7.50%, 5/1/2025(a)	1,316,000	875,140

Tobacco - 0.5%
Turning Point Brands, Inc.
5.63%, 2/15/2026(a)	155,000	144,100
Vector Group Ltd.
10.50%, 11/1/2026(a)	2,385,000	2,384,388
5.75%, 2/1/2029(a)	4,475,000	3,888,935

		6,417,423

Trading Companies & Distributors - 0.6%
Alta Equipment Group, Inc.
5.63%, 4/15/2026(a)	1,170,000	1,094,145
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026(a)	565,000	537,877
4.13%, 5/15/2029(a)	895,000	790,598
BlueLinx Holdings, Inc.
6.00%, 11/15/2029(a)	790,000	711,000
Herc Holdings, Inc.
5.50%, 7/15/2027(a)	2,650,000	2,546,509
Imola Merger Corp.
4.75%, 5/15/2029(a)	2,270,000	1,993,130

		7,673,259

Wireless Telecommunication Services - 1.1%
C&W Senior Financing DAC
6.88%, 9/15/2027(a)	840,000	762,485
Connect Finco Sarl
6.75%, 10/1/2026(a)	1,690,000	1,620,235
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	1,270,000	1,181,100
6.63%, 8/1/2026	3,590,000	3,241,303
Rogers Communications, Inc.
5.25%, 3/15/2082(a)(c)	1,685,000	1,554,315
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)	1,165,000	964,699
4.75%, 7/15/2031(a)	1,260,000	1,063,591
Vodafone Group plc
7.00%, 4/4/2079(c)	460,000	472,883
4.12%, 6/4/2081(c)	1,065,000	846,937
5.12%, 6/4/2081(c)	965,000	701,848

		12,409,396

TOTAL CORPORATE BONDS (Cost $1,167,986,785)		1,147,898,683

Total Investments - 97.4% (Cost $1,167,986,785)		1,147,898,683
Other assets less liabilities - 2.6%		30,347,918

Net Assets - 100.0%		1,178,246,601

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment in-kind security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	Represents less than 0.05% of net assets.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2023.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

Security Type	% of Net Assets
Corporate Bonds	97.4%
Others(1)	2.6

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

July 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.2%

Air Freight & Logistics - 0.8%
GXO Logistics, Inc.
1.65%, 7/15/2026	40,000	35,185
United Parcel Service, Inc.
4.45%, 4/1/2030	220,000	217,710
3.75%, 11/15/2047	30,000	25,086
5.05%, 3/3/2053	30,000	30,189

		308,170

Automobile Components - 0.1%
Aptiv plc
3.10%, 12/1/2051	50,000	31,398

Automobiles - 0.7%
General Motors Co.
6.80%, 10/1/2027	150,000	156,563
5.15%, 4/1/2038	60,000	54,140
5.95%, 4/1/2049	45,000	42,138

		252,841

Banks - 15.6%
Banco Santander SA
5.15%, 8/18/2025	200,000	197,341
4.17%, 3/24/2028(a)	200,000	188,409
Bank of America Corp.
3.38%, 4/2/2026(a)	300,000	288,556
5.08%, 1/20/2027(a)	100,000	98,928
1.73%, 7/22/2027(a)	150,000	134,397
3.42%, 12/20/2028(a)	200,000	184,136
2.09%, 6/14/2029(a)	190,000	163,016
4.27%, 7/23/2029(a)	150,000	142,512
4.57%, 4/27/2033(a)	100,000	94,010
2.68%, 6/19/2041(a)	65,000	46,036
2.97%, 7/21/2052(a)	35,000	23,986
Citigroup, Inc.
3.29%, 3/17/2026(a)	50,000	47,977
3.11%, 4/8/2026(a)	150,000	143,571
3.20%, 10/21/2026	100,000	93,756
4.45%, 9/29/2027	100,000	96,189
3.98%, 3/20/2030(a)	100,000	92,716
2.67%, 1/29/2031(a)	160,000	135,351
4.41%, 3/31/2031(a)	150,000	140,984
2.57%, 6/3/2031(a)	110,000	91,799
3.06%, 1/25/2033(a)	115,000	96,018
8.13%, 7/15/2039	45,000	57,103
6.68%, 9/13/2043	25,000	27,018
HSBC Holdings plc
1.59%, 5/24/2027(a)	200,000	178,077
7.39%, 11/3/2028(a)	210,000	221,801
4.76%, 3/29/2033(a)	200,000	182,271
5.40%, 8/11/2033(a)	250,000	244,000
6.50%, 9/15/2037	150,000	153,805

Investments	Principal Amount ($)	Value ($)
ING Groep NV
4.02%, 3/28/2028(a)	200,000	189,030
JPMorgan Chase & Co.
3.88%, 9/10/2024	150,000	147,163
1.58%, 4/22/2027(a)	150,000	135,048
3.78%, 2/1/2028(a)	150,000	142,179
4.45%, 12/5/2029(a)	150,000	144,567
4.57%, 6/14/2030(a)	150,000	144,317
2.74%, 10/15/2030(a)	60,000	52,065
2.58%, 4/22/2032(a)	20,000	16,590
4.91%, 7/25/2033(a)	50,000	48,857
5.60%, 7/15/2041	75,000	78,175
5.63%, 8/16/2043	25,000	25,740
4.95%, 6/1/2045	50,000	46,726
Mitsubishi UFJ Financial Group, Inc.
5.13%, 7/20/2033(a)	200,000	196,086
PNC Financial Services Group, Inc. (The)
5.35%, 12/2/2028(a)	80,000	79,531
4.63%, 6/6/2033(a)	75,000	68,677
Royal Bank of Canada
1.15%, 6/10/2025	150,000	138,860
4.88%, 1/12/2026	75,000	74,440
5.00%, 2/1/2033	15,000	14,729
Santander Holdings USA, Inc.
3.45%, 6/2/2025	180,000	171,127
Santander UK Group Holdings plc
6.53%, 1/10/2029(a)	200,000	202,069
Toronto-Dominion Bank (The)
4.29%, 9/13/2024	150,000	147,722
4.11%, 6/8/2027	25,000	24,018
4.46%, 6/8/2032	115,000	108,270
Westpac Banking Corp.
4.42%, 7/24/2039	60,000	49,563

		6,009,312

Beverages - 1.6%
Anheuser-Busch Cos. LLC
4.70%, 2/1/2036	107,000	103,741
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 1/23/2039	17,000	17,503
5.80%, 1/23/2059	17,000	18,210
Molson Coors Beverage Co.
4.20%, 7/15/2046	20,000	16,422
PepsiCo, Inc.
2.25%, 3/19/2025	15,000	14,341
4.45%, 5/15/2028	100,000	100,283
2.63%, 7/29/2029	75,000	67,812
1.95%, 10/21/2031	120,000	98,772
3.50%, 3/19/2040	200,000	168,001

		605,085

Biotechnology - 1.5%
Amgen, Inc.
1.90%, 2/21/2025	25,000	23,671
4.05%, 8/18/2029	40,000	38,009
2.80%, 8/15/2041	40,000	28,292

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.60%, 3/2/2043	180,000	179,004
4.66%, 6/15/2051	170,000	149,854
4.88%, 3/1/2053	40,000	36,397
2.77%, 9/1/2053	20,000	12,288
Biogen, Inc.
3.15%, 5/1/2050	50,000	33,716
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	80,000	63,973

		565,204

Broadline Retail - 0.5%
Alibaba Group Holding Ltd.
2.70%, 2/9/2041	200,000	134,502
eBay, Inc.
2.70%, 3/11/2030	75,000	64,661

		199,163

Building Products - 0.5%
Carrier Global Corp.
3.38%, 4/5/2040	75,000	57,753
Johnson Controls International plc
4.63%, 7/2/2044(b)	50,000	44,106
Owens Corning
4.30%, 7/15/2047	40,000	32,761
Trane Technologies Luxembourg Finance SA
3.80%, 3/21/2029	75,000	70,915

		205,535

Capital Markets - 7.9%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	10,000	8,667
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	100,000	93,390
3.99%, 6/13/2028(a)	70,000	67,249
4.60%, 7/26/2030(a)	50,000	48,516
4.29%, 6/13/2033(a)	30,000	28,003
Barings BDC, Inc.
3.30%, 11/23/2026	10,000	8,766
Blackstone Private Credit Fund
2.63%, 12/15/2026	50,000	42,902
Blue Owl Capital Corp.
2.63%, 1/15/2027	50,000	43,164
Blue Owl Credit Income Corp.
5.50%, 3/21/2025	50,000	48,409
Deutsche Bank AG
3.74%, 1/7/2033(a)	200,000	152,887
Eaton Vance Corp.
3.50%, 4/6/2027	5,000	4,675
Franklin BSP Lending Corp.
3.25%, 3/30/2026	10,000	8,943
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	200,000	192,900
4.48%, 8/23/2028(a)	450,000	435,483
2.38%, 7/21/2032(a)	25,000	19,976
6.13%, 2/15/2033	100,000	107,612
3.10%, 2/24/2033(a)	105,000	88,478
6.75%, 10/1/2037	130,000	140,879
6.25%, 2/1/2041	40,000	42,919
5.15%, 5/22/2045	75,000	70,515

Investments	Principal Amount ($)	Value ($)
Hercules Capital, Inc.
3.38%, 1/20/2027	20,000	17,592
Moody’s Corp.
2.75%, 8/19/2041	50,000	35,174
3.75%, 2/25/2052	50,000	39,006
Morgan Stanley
2.63%, 2/18/2026(a)	30,000	28,567
3.13%, 7/27/2026	150,000	140,839
0.98%, 12/10/2026(a)	40,000	35,789
5.12%, 2/1/2029(a)	200,000	197,963
2.70%, 1/22/2031(a)	200,000	170,652
2.24%, 7/21/2032(a)	45,000	35,798
5.30%, 4/20/2037(a)	50,000	47,449
5.60%, 3/24/2051(a)	95,000	99,070
Nasdaq, Inc.
3.85%, 6/30/2026	75,000	72,427
5.55%, 2/15/2034	60,000	60,539
3.95%, 3/7/2052	10,000	7,692
Prospect Capital Corp.
3.71%, 1/22/2026	50,000	45,481
S&P Global, Inc.
1.25%, 8/15/2030	75,000	59,007
2.90%, 3/1/2032	75,000	64,870
State Street Corp.
2.90%, 3/30/2026(a)	75,000	71,780
5.82%, 11/4/2028(a)	75,000	76,562
2.40%, 1/24/2030	95,000	81,561

		3,042,151

Chemicals - 1.0%
Air Products and Chemicals, Inc.
2.05%, 5/15/2030	60,000	51,054
Dow Chemical Co. (The)
6.90%, 5/15/2053	80,000	90,478
DuPont de Nemours, Inc.
5.32%, 11/15/2038	10,000	9,913
5.42%, 11/15/2048	20,000	19,701
Ecolab, Inc.
4.80%, 3/24/2030	50,000	49,953
1.30%, 1/30/2031	95,000	74,918
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048	45,000	38,463
Nutrien Ltd.
5.25%, 1/15/2045	70,000	64,636

		399,116

Commercial Services & Supplies - 0.4%
RELX Capital, Inc.
3.00%, 5/22/2030	50,000	44,358
Waste Management, Inc.
4.63%, 2/15/2030	70,000	69,086
2.95%, 6/1/2041	50,000	36,924

		150,368

Consumer Finance - 1.8%
American Express Co.
3.13%, 5/20/2026	75,000	71,225
3.30%, 5/3/2027	75,000	70,260
4.42%, 8/3/2033(a)	60,000	56,460
4.05%, 12/3/2042	20,000	17,367

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Capital One Financial Corp.
4.93%, 5/10/2028(a)	35,000	33,634
3.27%, 3/1/2030(a)	45,000	38,769
5.27%, 5/10/2033(a)	85,000	80,970
General Motors Financial Co., Inc.
6.00%, 1/9/2028	50,000	50,752
5.85%, 4/6/2030	50,000	49,929
3.10%, 1/12/2032	100,000	81,728
John Deere Capital Corp.
4.35%, 9/15/2032	100,000	97,402
Synchrony Financial
2.88%, 10/28/2031	65,000	48,183

		696,679

Consumer Staples Distribution & Retail - 1.5%
Kroger Co. (The)
5.40%, 1/15/2049	12,000	11,861
3.95%, 1/15/2050	80,000	64,279
Target Corp.
2.25%, 4/15/2025	75,000	71,489
2.65%, 9/15/2030	220,000	192,052
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	75,000	70,783
4.10%, 4/15/2050	25,000	17,807
Walmart, Inc.
1.80%, 9/22/2031	150,000	124,133
4.05%, 6/29/2048	40,000	36,430

		588,834

Containers & Packaging - 0.5%
Avery Dennison Corp.
0.85%, 8/15/2024	150,000	142,202
International Paper Co.
6.00%, 11/15/2041	50,000	51,018

		193,220

Diversified Consumer Services - 0.0%(c)
Howard University
Series 22A, 5.21%, 10/1/2052	5,000	4,125

Diversified REITs - 0.5%
Digital Realty Trust LP
REIT, 4.45%, 7/15/2028	50,000	47,487
Simon Property Group LP
REIT, 2.00%, 9/13/2024	40,000	38,413
REIT, 1.75%, 2/1/2028	30,000	25,877
REIT, 2.65%, 2/1/2032	75,000	60,919
REIT, 6.75%, 2/1/2040	25,000	27,174

		199,870

Diversified Telecommunication Services - 3.6%
AT&T, Inc.
4.65%, 6/1/2044	80,000	67,406
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	60,000	71,005
Orange SA
9.00%, 3/1/2031(b)	85,000	103,719
Telefonica Emisiones SA
4.90%, 3/6/2048	150,000	124,147

Investments	Principal Amount ($)	Value ($)
TELUS Corp.
3.40%, 5/13/2032	10,000	8,469
Verizon Communications, Inc.
4.13%, 3/16/2027	150,000	145,147
4.33%, 9/21/2028	150,000	144,067
2.55%, 3/21/2031	150,000	124,512
2.36%, 3/15/2032	100,000	79,852
2.65%, 11/20/2040	240,000	163,993
3.40%, 3/22/2041	125,000	94,976
4.86%, 8/21/2046	75,000	68,136
3.88%, 3/1/2052	230,000	177,428

		1,372,857

Electric Utilities - 3.1%
Avangrid, Inc.
3.80%, 6/1/2029	20,000	18,320
Commonwealth Edison Co.
3.00%, 3/1/2050	50,000	34,130
Connecticut Light and Power Co. (The)
Series A, 2.05%, 7/1/2031	175,000	141,857
4.00%, 4/1/2048	10,000	8,424
Edison International
4.13%, 3/15/2028	225,000	211,639
Emera US Finance LP
2.64%, 6/15/2031	50,000	40,066
Eversource Energy
4.60%, 7/1/2027	25,000	24,490
3.45%, 1/15/2050	45,000	33,075
Exelon Corp.
2.75%, 3/15/2027	250,000	229,863
4.95%, 6/15/2035	75,000	71,440
4.45%, 4/15/2046	50,000	42,788
5.60%, 3/15/2053	35,000	34,934
ITC Holdings Corp.
3.35%, 11/15/2027	30,000	27,956
PECO Energy Co.
4.90%, 6/15/2033	30,000	29,851
Public Service Electric and Gas Co.
3.60%, 12/1/2047	85,000	67,127
Southern California Edison Co.
5.95%, 11/1/2032	100,000	104,906
Series C, 4.13%, 3/1/2048	50,000	40,593
Series E, 5.45%, 6/1/2052	30,000	28,896

		1,190,355

Electrical Equipment - 0.1%
ABB Finance USA, Inc.
3.80%, 4/3/2028	50,000	48,395

Energy Equipment & Services - 0.3%
Baker Hughes Holdings LLC
4.08%, 12/15/2047	60,000	49,261
Halliburton Co.
2.92%, 3/1/2030	15,000	13,245
4.85%, 11/15/2035	75,000	70,835

		133,341

Entertainment - 0.7%
Walt Disney Co. (The)
6.40%, 12/15/2035	100,000	111,385

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
7.75%, 12/1/2045	20,000	25,847
4.75%, 11/15/2046	100,000	93,413
3.80%, 5/13/2060	75,000	58,499

		289,144

Financial Services - 2.4%
Equitable Holdings, Inc.
5.59%, 1/11/2033	20,000	19,787
Fidelity National Information Services, Inc.
4.50%, 7/15/2025	250,000	245,255
Mastercard, Inc.
3.30%, 3/26/2027	150,000	143,331
2.95%, 6/1/2029	140,000	128,032
2.00%, 11/18/2031	50,000	41,289
Shell International Finance BV
3.88%, 11/13/2028	75,000	72,634
6.38%, 12/15/2038	95,000	106,740
4.38%, 5/11/2045	100,000	89,828
4.00%, 5/10/2046	50,000	42,441
3.25%, 4/6/2050	5,000	3,663
Voya Financial, Inc.
4.70%, 1/23/2048(a)	30,000	24,355

		917,355

Food Products - 1.1%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	70,000	64,785
Campbell Soup Co.
4.15%, 3/15/2028	75,000	72,154
2.38%, 4/24/2030	25,000	20,975
General Mills, Inc.
2.88%, 4/15/2030	75,000	66,078
4.95%, 3/29/2033	20,000	19,766
3.00%, 2/1/2051	10,000	6,989
Ingredion, Inc.
2.90%, 6/1/2030	50,000	43,087
Kellogg Co.
2.10%, 6/1/2030	100,000	82,844
Mondelez International, Inc.
2.63%, 9/4/2050	75,000	48,740
Tyson Foods, Inc.
5.10%, 9/28/2048	10,000	9,003

		434,421

Gas Utilities - 0.7%
Atmos Energy Corp.
3.00%, 6/15/2027	50,000	46,681
5.75%, 10/15/2052	25,000	26,718
CenterPoint Energy Resources Corp.
5.40%, 3/1/2033	20,000	20,278
ONE Gas, Inc.
4.50%, 11/1/2048	70,000	59,243
Southern California Gas Co.
2.95%, 4/15/2027	100,000	93,589
Washington Gas Light Co.
3.65%, 9/15/2049	20,000	14,595

		261,104

Ground Transportation - 2.3%
Canadian National Railway Co.
4.45%, 1/20/2049	55,000	49,615

Investments	Principal Amount ($)	Value ($)
4.40%, 8/5/2052	10,000	9,073
Canadian Pacific Railway Co.
1.35%, 12/2/2024	75,000	70,855
5.75%, 3/15/2033	50,000	51,099
4.30%, 5/15/2043	15,000	13,002
4.80%, 8/1/2045	65,000	59,780
4.20%, 11/15/2069	25,000	19,478
CSX Corp.
3.40%, 8/1/2024	75,000	73,375
2.40%, 2/15/2030	50,000	43,122
4.30%, 3/1/2048	75,000	65,200
3.80%, 4/15/2050	50,000	39,769
4.65%, 3/1/2068	5,000	4,438
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	45,000	43,606
Norfolk Southern Corp.
3.00%, 3/15/2032	80,000	68,795
4.80%, 8/15/2043	50,000	43,529
Union Pacific Corp.
4.50%, 1/20/2033	120,000	117,376
3.80%, 4/6/2071	160,000	120,910

		893,022

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories
1.40%, 6/30/2030	50,000	41,045
4.90%, 11/30/2046	95,000	94,863
Baxter International, Inc.
1.73%, 4/1/2031	75,000	58,098
3.13%, 12/1/2051	50,000	33,262
Boston Scientific Corp.
2.65%, 6/1/2030	75,000	64,980
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	100,000	100,287
5.86%, 3/15/2030	100,000	102,616
Medtronic, Inc.
4.00%, 4/1/2043	20,000	17,176
4.63%, 3/15/2045	30,000	28,744
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	75,000	62,165

		603,236

Health Care Providers & Services - 5.4%
Aetna, Inc.
3.88%, 8/15/2047	50,000	38,380
AmerisourceBergen Corp.
2.70%, 3/15/2031	75,000	63,833
Cardinal Health, Inc.
4.90%, 9/15/2045	50,000	43,023
Cigna Group (The)
4.38%, 10/15/2028	60,000	58,025
6.13%, 11/15/2041	50,000	52,361
3.88%, 10/15/2047	20,000	15,782
4.90%, 12/15/2048	100,000	92,270
3.40%, 3/15/2051	20,000	14,393
CVS Health Corp.
3.88%, 7/20/2025	75,000	72,892
3.63%, 4/1/2027	50,000	47,600
4.30%, 3/25/2028	150,000	145,273

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.25%, 2/21/2033	120,000	119,381
4.78%, 3/25/2038	60,000	55,362
5.05%, 3/25/2048	150,000	136,817
Elevance Health, Inc.
2.38%, 1/15/2025	150,000	143,408
2.25%, 5/15/2030	75,000	62,843
4.10%, 5/15/2032	80,000	74,443
4.75%, 2/15/2033	30,000	29,184
3.60%, 3/15/2051	78,000	59,650
6.10%, 10/15/2052	21,000	22,859
5.13%, 2/15/2053	31,000	29,843
HCA, Inc.
3.63%, 3/15/2032(d)	200,000	173,794
7.50%, 11/6/2033	70,000	76,756
4.63%, 3/15/2052(d)	115,000	94,427
Laboratory Corp. of America Holdings
1.55%, 6/1/2026	75,000	67,620
2.70%, 6/1/2031	75,000	63,058
Novant Health, Inc.
3.32%, 11/1/2061	35,000	23,759
Quest Diagnostics, Inc.
4.20%, 6/30/2029	50,000	48,071
UnitedHealth Group, Inc.
2.75%, 5/15/2040	65,000	47,985
5.88%, 2/15/2053	80,000	88,053
5.20%, 4/15/2063	45,000	44,341

		2,105,486

Health Care REITs - 0.5%
Ventas Realty LP
REIT, 4.00%, 3/1/2028	80,000	74,381
REIT, 3.00%, 1/15/2030	50,000	42,714
Welltower OP LLC
REIT, 3.85%, 6/15/2032	100,000	88,751

		205,846

Hotel & Resort REITs - 0.2%
Host Hotels & Resorts LP
Series F, REIT, 4.50%, 2/1/2026	75,000	72,650

Hotels, Restaurants & Leisure - 0.8%
Marriott International, Inc.
5.00%, 10/15/2027	30,000	29,833
Series HH, 2.85%, 4/15/2031	50,000	42,330
Series II, 2.75%, 10/15/2033	5,000	3,970
McDonald’s Corp.
3.50%, 7/1/2027	75,000	71,519
4.70%, 12/9/2035	50,000	48,364
4.88%, 12/9/2045	50,000	47,542
3.63%, 9/1/2049	65,000	50,468
5.15%, 9/9/2052	10,000	9,900

		303,926

Household Durables - 0.2%
Lennar Corp.
5.00%, 6/15/2027	40,000	39,465

Investments	Principal Amount ($)	Value ($)
NVR, Inc.
3.00%, 5/15/2030	20,000	17,307
Whirlpool Corp.
4.50%, 6/1/2046	20,000	16,517

		73,289

Household Products - 0.3%
Clorox Co. (The)
4.60%, 5/1/2032	20,000	19,534
Kimberly-Clark Corp.
3.10%, 3/26/2030	75,000	68,218
2.88%, 2/7/2050	50,000	35,417

		123,169

Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation LLC
3.25%, 6/1/2025	75,000	71,807

Industrial REITs - 0.2%
Prologis LP
REIT, 4.63%, 1/15/2033	70,000	68,106
REIT, 3.00%, 4/15/2050	35,000	23,773

		91,879

Insurance - 3.1%
Aflac, Inc.
3.60%, 4/1/2030	50,000	45,808
Allstate Corp. (The)
3.85%, 8/10/2049	40,000	30,969
American International Group, Inc.
4.75%, 4/1/2048	75,000	67,431
Arch Capital Finance LLC
5.03%, 12/15/2046	15,000	13,324
Chubb INA Holdings, Inc.
3.35%, 5/3/2026	150,000	144,053
1.38%, 9/15/2030	20,000	15,824
4.35%, 11/3/2045	20,000	17,877
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052	50,000	32,761
Fidelity National Financial, Inc.
3.20%, 9/17/2051	20,000	11,930
Hartford Financial Services Group, Inc. (The)
3.60%, 8/19/2049	35,000	26,245
2.90%, 9/15/2051	20,000	13,142
Lincoln National Corp.
3.05%, 1/15/2030	30,000	25,059
4.38%, 6/15/2050	15,000	10,660
Manulife Financial Corp.
4.06%, 2/24/2032(a)	75,000	70,306
MetLife, Inc.
4.55%, 3/23/2030	30,000	29,359
10.75%, 8/1/2039	50,000	64,631
4.60%, 5/13/2046	40,000	35,840
5.00%, 7/15/2052	35,000	32,819
5.25%, 1/15/2054	20,000	19,482
Principal Financial Group, Inc.
3.70%, 5/15/2029	50,000	46,041
2.13%, 6/15/2030	50,000	41,024
Prudential Financial, Inc.
1.50%, 3/10/2026	150,000	137,415

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.50%, 9/15/2047(a)	75,000	68,669
4.35%, 2/25/2050	50,000	42,693
3.70%, 3/13/2051	20,000	15,310
6.00%, 9/1/2052(a)	80,000	76,772
Travelers Cos., Inc. (The)
4.00%, 5/30/2047	60,000	50,093
Unum Group
4.13%, 6/15/2051	20,000	14,538

		1,200,075

Interactive Media & Services - 1.2%
Alphabet, Inc.
0.80%, 8/15/2027	100,000	87,202
1.10%, 8/15/2030	15,000	12,144
2.05%, 8/15/2050	75,000	46,219
Meta Platforms, Inc.
4.60%, 5/15/2028	270,000	269,164
4.65%, 8/15/2062	60,000	53,057

		467,786

IT Services - 1.5%
International Business Machines Corp.
4.00%, 7/27/2025	465,000	454,813
2.85%, 5/15/2040	175,000	126,875

		581,688

Leisure Products - 0.2%
Hasbro, Inc.
3.90%, 11/19/2029	50,000	45,499
6.35%, 3/15/2040	15,000	15,288

		60,787

Machinery - 0.8%
Cummins, Inc.
1.50%, 9/1/2030	75,000	60,638
Otis Worldwide Corp.
3.11%, 2/15/2040	75,000	57,795
Stanley Black & Decker, Inc.
3.40%, 3/1/2026	100,000	95,075
4.00%, 3/15/2060(a)	145,000	110,937

		324,445

Marine Transportation - 0.1%
Kirby Corp.
4.20%, 3/1/2028	30,000	28,332

Media - 2.2%
Comcast Corp.
2.65%, 2/1/2030	100,000	87,497
4.65%, 2/15/2033	100,000	98,754
4.00%, 3/1/2048	80,000	66,230
2.89%, 11/1/2051	490,000	325,954
2.99%, 11/1/2063	90,000	56,572
Fox Corp.
4.71%, 1/25/2029	75,000	72,763
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041	50,000	36,201
Paramount Global
4.38%, 3/15/2043	75,000	52,023
4.95%, 5/19/2050	60,000	44,461

		840,455

Investments	Principal Amount ($)	Value ($)
Metals & Mining - 0.4%
Newmont Corp.
5.88%, 4/1/2035	85,000	86,588
Nucor Corp.
3.13%, 4/1/2032	50,000	43,316
Yamana Gold, Inc.
2.63%, 8/15/2031	10,000	7,716

		137,620

Multi-Utilities - 2.4%
CenterPoint Energy, Inc.
1.45%, 6/1/2026	120,000	107,621
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	75,000	62,516
4.50%, 5/15/2058	100,000	83,921
3.60%, 6/15/2061	35,000	25,005
NiSource, Inc.
0.95%, 8/15/2025	250,000	229,031
1.70%, 2/15/2031	80,000	62,562
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	175,000	179,250
Puget Energy, Inc.
4.10%, 6/15/2030	70,000	63,338
San Diego Gas & Electric Co.
2.95%, 8/15/2051	125,000	84,447
Sempra
4.00%, 2/1/2048	50,000	38,971

		936,662

Office REITs - 0.6%
Boston Properties LP
REIT, 3.25%, 1/30/2031	75,000	61,820
REIT, 2.45%, 10/1/2033	50,000	36,158
Brandywine Operating Partnership LP
REIT, 7.55%, 3/15/2028	20,000	18,407
Highwoods Realty LP
REIT, 3.05%, 2/15/2030	30,000	23,449
Hudson Pacific Properties LP
REIT, 5.95%, 2/15/2028	30,000	24,891
Kilroy Realty LP
REIT, 4.38%, 10/1/2025	75,000	70,504

		235,229

Oil, Gas & Consumable Fuels - 7.7%
BP Capital Markets America, Inc.
3.38%, 2/8/2061	75,000	52,922
Canadian Natural Resources Ltd.
2.95%, 7/15/2030	130,000	111,783
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	25,000	22,812
ConocoPhillips Co.
3.76%, 3/15/2042	70,000	58,601
5.95%, 3/15/2046	35,000	37,273
Devon Energy Corp.
5.00%, 6/15/2045	45,000	39,641
Enbridge, Inc.
2.50%, 8/1/2033	175,000	137,215
5.50%, 12/1/2046	20,000	18,979
5.50%, 7/15/2077(a)	75,000	67,757

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Hess Corp.
6.00%, 1/15/2040	25,000	24,945
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	75,000	81,699
5.40%, 9/1/2044	30,000	26,727
Kinder Morgan, Inc.
4.30%, 6/1/2025	475,000	464,304
2.00%, 2/15/2031	20,000	15,930
5.55%, 6/1/2045	50,000	46,685
3.60%, 2/15/2051	15,000	10,448
Magellan Midstream Partners LP
3.95%, 3/1/2050	50,000	35,584
Marathon Petroleum Corp.
4.50%, 4/1/2048	70,000	55,384
MPLX LP
1.75%, 3/1/2026	75,000	68,430
2.65%, 8/15/2030	25,000	21,003
4.50%, 4/15/2038	100,000	86,192
5.50%, 2/15/2049	55,000	50,192
Occidental Petroleum Corp.
5.88%, 9/1/2025	450,000	450,763
6.60%, 3/15/2046	25,000	26,495
ONEOK, Inc.
4.50%, 3/15/2050	100,000	76,726
Plains All American Pipeline LP
4.50%, 12/15/2026	120,000	116,225
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030	25,000	23,731
Suncor Energy, Inc.
3.75%, 3/4/2051	80,000	58,411
Targa Resources Corp.
6.13%, 3/15/2033	90,000	92,348
TotalEnergies Capital International SA
2.83%, 1/10/2030	75,000	66,990
3.13%, 5/29/2050	55,000	39,503
Transcanada Trust
5.60%, 3/7/2082(a)	265,000	223,233
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030	50,000	44,544
Valero Energy Corp.
2.80%, 12/1/2031	75,000	62,387
4.00%, 6/1/2052	30,000	22,746
Western Midstream Operating LP
5.30%, 3/1/2048	35,000	30,003
Williams Cos., Inc. (The)
5.75%, 6/24/2044	50,000	48,944
5.10%, 9/15/2045	55,000	49,708
5.30%, 8/15/2052	20,000	18,496

		2,985,759

Paper & Forest Products - 0.2%
Suzano Austria GmbH
Series DM3N, 3.13%, 1/15/2032	75,000	60,169

Personal Care Products - 1.3%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	75,000	71,295

Investments	Principal Amount ($)	Value ($)
4.38%, 5/15/2028	30,000	29,510
1.95%, 3/15/2031	50,000	40,905
Haleon US Capital LLC
3.38%, 3/24/2027	250,000	235,282
Kenvue, Inc.
5.00%, 3/22/2030(d)	50,000	50,455
5.10%, 3/22/2043(d)	60,000	60,172

		487,619

Pharmaceuticals - 5.2%
AstraZeneca Finance LLC
4.88%, 3/3/2033	50,000	50,411
AstraZeneca plc
4.00%, 9/18/2042	30,000	26,472
4.38%, 11/16/2045	75,000	68,452
3.00%, 5/28/2051	20,000	14,608
Bristol-Myers Squibb Co.
3.90%, 3/15/2062	135,000	106,363
GlaxoSmithKline Capital plc
3.38%, 6/1/2029	50,000	46,604
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	25,000	28,404
Johnson & Johnson
3.63%, 3/3/2037	270,000	242,046
2.10%, 9/1/2040	15,000	10,508
3.70%, 3/1/2046	75,000	64,974
2.25%, 9/1/2050	30,000	19,560
2.45%, 9/1/2060	10,000	6,324
Merck & Co., Inc.
4.05%, 5/17/2028	200,000	196,731
3.40%, 3/7/2029	75,000	70,215
2.35%, 6/24/2040	200,000	142,367
2.75%, 12/10/2051	50,000	33,731
Mylan, Inc.
5.20%, 4/15/2048	55,000	43,756
Novartis Capital Corp.
2.00%, 2/14/2027	75,000	68,796
2.75%, 8/14/2050	75,000	53,329
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2028	185,000	181,877
5.34%, 5/19/2063	150,000	150,431
Pfizer, Inc.
0.80%, 5/28/2025	75,000	69,678
3.45%, 3/15/2029	75,000	70,940
1.75%, 8/18/2031	50,000	40,488
7.20%, 3/15/2039	85,000	104,072
2.55%, 5/28/2040	50,000	36,465
2.70%, 5/28/2050	50,000	34,934
Viatris, Inc.
3.85%, 6/22/2040	14,000	9,956
4.00%, 6/22/2050	35,000	23,657

		2,016,149

Professional Services - 0.4%
Automatic Data Processing, Inc.
1.70%, 5/15/2028	80,000	70,221
Verisk Analytics, Inc.
4.13%, 3/15/2029	90,000	86,601

		156,822

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
2.50%, 4/1/2031	30,000	24,100

Residential REITs - 0.7%
AvalonBay Communities, Inc.
REIT, 2.95%, 5/11/2026	150,000	141,456
REIT, 5.00%, 2/15/2033	50,000	49,958
ERP Operating LP
REIT, 3.00%, 7/1/2029	100,000	88,922

		280,336

Retail REITs - 0.4%
Brixmor Operating Partnership LP
REIT, 3.90%, 3/15/2027	50,000	46,443
REIT, 2.50%, 8/16/2031	10,000	7,812
Federal Realty OP LP
REIT, 1.25%, 2/15/2026	70,000	62,931
Regency Centers LP
REIT, 3.70%, 6/15/2030	40,000	35,893

		153,079

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.
3.75%, 3/25/2027	150,000	144,623
2.00%, 8/12/2031	70,000	56,991
5.63%, 2/10/2043	80,000	81,006
3.73%, 12/8/2047	70,000	54,666
4.75%, 3/25/2050	200,000	179,713
4.95%, 3/25/2060	50,000	45,968
Micron Technology, Inc.
5.88%, 9/15/2033	80,000	79,588
QUALCOMM, Inc.
3.45%, 5/20/2025	75,000	72,813

		715,368

Software - 2.9%
Adobe, Inc.
2.30%, 2/1/2030	50,000	43,805
Autodesk, Inc.
2.85%, 1/15/2030	100,000	87,533
Microsoft Corp.
2.40%, 8/8/2026	90,000	84,323
3.30%, 2/6/2027	200,000	191,867
3.45%, 8/8/2036	50,000	45,139
2.53%, 6/1/2050	280,000	190,732
2.92%, 3/17/2052	60,000	43,833
2.68%, 6/1/2060	50,000	33,085
3.04%, 3/17/2062	30,000	21,456
Oracle Corp.
6.90%, 11/9/2052	50,000	56,017
Salesforce, Inc.
1.50%, 7/15/2028	75,000	64,680
2.90%, 7/15/2051	75,000	51,804
VMware, Inc.
1.40%, 8/15/2026	150,000	132,897
Workday, Inc.
3.70%, 4/1/2029	75,000	70,004

		1,117,175

Investments	Principal Amount ($)	Value ($)
Specialized REITs - 0.4%
Equinix, Inc.
REIT, 3.20%, 11/18/2029	75,000	66,095
REIT, 3.40%, 2/15/2052	50,000	34,641
Weyerhaeuser Co.
REIT, 3.38%, 3/9/2033	75,000	64,401

		165,137

Specialty Retail - 1.2%
Dick’s Sporting Goods, Inc.
4.10%, 1/15/2052	15,000	10,280
Lowe’s Cos., Inc.
2.50%, 4/15/2026	50,000	46,844
3.65%, 4/5/2029	75,000	69,870
2.63%, 4/1/2031	75,000	63,376
5.00%, 4/15/2033	115,000	113,875
5.50%, 10/15/2035	50,000	50,481
2.80%, 9/15/2041	50,000	35,212
3.00%, 10/15/2050	50,000	32,722
4.45%, 4/1/2062	40,000	32,140
5.85%, 4/1/2063	20,000	20,065
Tractor Supply Co.
1.75%, 11/1/2030	10,000	7,905

		482,770

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.
0.55%, 8/20/2025	420,000	384,773
3.25%, 2/23/2026	125,000	120,595
2.38%, 2/8/2041	130,000	94,576
3.85%, 5/4/2043	150,000	133,236
4.45%, 5/6/2044	170,000	164,078
4.65%, 2/23/2046	50,000	49,055
4.10%, 8/8/2062	70,000	60,989
Dell International LLC
8.10%, 7/15/2036	74,000	86,139
3.38%, 12/15/2041(d)	50,000	35,541
Hewlett Packard Enterprise Co.
5.25%, 7/1/2028	75,000	74,647
HP, Inc.
2.65%, 6/17/2031	58,000	47,446
6.00%, 9/15/2041	50,000	50,800

		1,301,875

Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.
4.63%, 7/10/2025	30,000	29,099
Ralph Lauren Corp.
2.95%, 6/15/2030	20,000	17,677
Tapestry, Inc.
3.05%, 3/15/2032	10,000	7,986
VF Corp.
2.95%, 4/23/2030	40,000	33,140

		87,902

Water Utilities - 0.7%
American Water Capital Corp.
3.40%, 3/1/2025	100,000	96,846
2.30%, 6/1/2031	150,000	124,525

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Essential Utilities, Inc.
2.70%, 4/15/2030	50,000	42,410

		263,781

Wireless Telecommunication Services - 0.5%
T-Mobile USA, Inc.
3.88%, 4/15/2030	5,000	4,594
Vodafone Group plc
4.88%, 6/19/2049	25,000	21,957
5.63%, 2/10/2053	160,000	155,419

		181,970

TOTAL CORPORATE BONDS (Cost $41,216,736)		37,935,443

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 0.1%
Oglethorpe Power Corp.
4.25%, 4/1/2046 (Cost $14,710)	20,000	14,732

Total Investments - 98.3% (Cost $41,231,446)		37,950,175
Other assets less liabilities - 1.7%		671,657

Net Assets - 100.0%		38,621,832

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2023.

(c)	Represents less than 0.05% of net assets.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Security Type	% of Net Assets
Corporate Bonds	98.2%
Asset-Backed Securities	0.1
Others(1)	1.7

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund)

July 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 76.3%

Aerospace & Defense - 1.6%
Boeing Co. (The)
1.95%, 2/1/2024	900,000	881,965
1.43%, 2/4/2024	3,000,000	2,931,096
L3Harris Technologies, Inc.
3.95%, 5/28/2024	4,065,000	4,002,323
RTX Corp.
3.20%, 3/15/2024	8,205,000	8,082,135

		15,897,519

Automobiles - 2.5%
BMW US Capital LLC
(United States SOFR Compounded Index + 0.53%), 5.86%, 4/1/2024(a)(b)	900,000	900,878
Hyundai Capital America
1.25%, 9/18/2023(b)	910,000	904,403
0.80%, 1/8/2024(b)	1,700,000	1,662,303
0.88%, 6/14/2024(b)	1,000,000	958,129
Kia Corp.
2.38%, 2/14/2025(b)	730,000	693,647
Mercedes-Benz Finance North America LLC
0.75%, 3/1/2024(b)	2,350,000	2,276,869
(SOFR + 0.93%), 6.00%, 3/30/2025(a)(b)	5,000,000	5,028,914
(SOFR + 0.57%), 5.90%, 8/1/2025(a)(b)	7,000,000	7,000,000
Nissan Motor Acceptance Co. LLC
1.13%, 9/16/2024(b)	900,000	847,477
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(b)	2,000,000	1,968,442
(SOFR + 0.95%), 6.30%, 6/7/2024(a)(b)	2,690,000	2,701,715

		24,942,777

Banks - 24.3%
ANZ New Zealand Int’l Ltd.
(SOFR + 0.60%), 5.96%, 2/18/2025(a)(b)	1,450,000	1,449,889
Australia & New Zealand Banking Group Ltd.
5.38%, 7/3/2025	4,290,000	4,295,399
5.09%, 12/8/2025	1,505,000	1,498,000
Banco Santander SA
(SOFR + 1.24%), 6.34%, 5/24/2024(a)	5,800,000	5,831,836
5.15%, 8/18/2025	1,400,000	1,381,386
Bank of America Corp.
4.13%, 1/22/2024	4,000,000	3,980,276
(SOFR + 0.73%), 6.03%, 10/24/2024(a)	2,200,000	2,199,653

Investments	Principal Amount ($)	Value ($)
Series 2025, (SOFR + 0.66%), 6.03%, 2/4/2025(a)	2,000,000	1,996,475
Bank of Montreal
0.40%, 9/15/2023	6,000,000	5,962,547
2.50%, 6/28/2024	1,500,000	1,457,887
(United States SOFR Compounded Index + 0.62%), 5.95%, 9/15/2026(a)	3,300,000	3,257,707
Bank of New Zealand
(SOFR + 0.81%), 6.11%, 1/27/2027(a)(b)	4,000,000	3,976,510
Bank of Nova Scotia (The)
0.40%, 9/15/2023	2,881,000	2,862,489
0.55%, 9/15/2023	3,000,000	2,981,130
(United States SOFR Compounded Index + 0.55%), 5.89%, 3/2/2026(a)	5,000,000	4,942,769
Banque Federative du Credit Mutuel SA
0.65%, 2/27/2024(b)	5,000,000	4,851,425
BNP Paribas SA
4.25%, 10/15/2024	1,000,000	979,226
Canadian Imperial Bank of Commerce
(SOFR + 0.94%), 6.26%, 4/7/2025(a)	5,174,000	5,185,940
Citibank NA
3.65%, 1/23/2024	540,000	534,892
Citigroup, Inc.
0.78%, 10/30/2024(c)	3,500,000	3,453,294
(SOFR + 0.67%), 6.05%, 5/1/2025(a)	900,000	898,688
(SOFR + 1.37%), 6.72%, 5/24/2025(a)	1,300,000	1,306,516
(SOFR + 0.69%), 6.01%, 1/25/2026(a)	2,400,000	2,394,727
Commonwealth Bank of Australia
(SOFR + 0.74%), 6.08%, 3/14/2025(a)(b)	5,000,000	5,013,159
(SOFR + 0.40%), 5.72%, 7/7/2025(a)(b)	1,800,000	1,793,057
(SOFR + 0.52%), 5.85%, 6/15/2026(a)(b)	1,900,000	1,887,890
Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.30%), 5.61%, 1/12/2024(a)	7,000,000	6,999,720
(United States SOFR Compounded Index + 0.38%), 5.71%, 1/10/2025(a)	1,600,000	1,595,431

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
Danske Bank A/S
6.47%, 1/9/2026(b)(c)	1,280,000	1,285,420
Fifth Third Bank NA
5.85%, 10/27/2025(c)	8,500,000	8,366,589
HSBC Holdings plc
0.73%, 8/17/2024(c)	2,240,000	2,233,819
(SOFR + 1.43%), 6.51%, 3/10/2026(a)	7,000,000	7,044,233
ING Groep NV
4.10%, 10/2/2023	3,300,000	3,287,971
(United States SOFR Compounded Index + 1.01%), 6.08%, 4/1/2027(a)	3,800,000	3,741,644
JPMorgan Chase & Co.
4.02%, 12/5/2024(c)	2,500,000	2,483,494
0.77%, 8/9/2025(c)	1,000,000	946,569
(SOFR + 0.92%), 6.27%, 2/24/2026(a)	7,000,000	7,013,057
(SOFR + 0.77%), 6.09%, 9/22/2027(a)	2,500,000	2,464,254
KeyBank NA
(United States SOFR Compounded Index + 0.34%), 5.67%, 1/3/2024(a)	4,800,000	4,789,440
(United States SOFR Compounded Index + 0.32%), 5.66%, 6/14/2024(a)	2,000,000	1,956,587
Lloyds Banking Group plc
4.05%, 8/16/2023	4,729,000	4,725,596
3.90%, 3/12/2024	1,000,000	986,910
4.72%, 8/11/2026(c)	2,300,000	2,252,111
Mitsubishi UFJ Financial Group, Inc.
4.79%, 7/18/2025(c)	2,000,000	1,977,261
(SOFR + 0.94%), 6.04%, 2/20/2026(a)	5,000,000	5,000,231
(SOFR + 1.44%), 6.50%, 4/17/2026(a)	2,500,000	2,520,067
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 6.12%, 9/8/2024(a)	2,900,000	2,899,878
National Australia Bank Ltd.
(SOFR + 0.86%), 6.20%, 6/9/2025(a)(b)	5,200,000	5,222,474
(SOFR + 0.65%), 5.96%, 1/12/2027(a)(b)	4,000,000	3,969,071
National Bank of Canada
0.75%, 8/6/2024	900,000	854,984
NatWest Markets plc
(SOFR + 0.53%), 5.89%, 8/12/2024(a)(b)	600,000	597,360

Investments	Principal Amount ($)	Value ($)
Nordea Bank Abp
(SOFR + 0.96%), 6.31%, 6/6/2025(a)(b)	2,000,000	2,004,523
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024	6,500,000	6,435,272
Royal Bank of Canada
3.97%, 7/26/2024	3,000,000	2,949,102
(United States SOFR Compounded Index + 0.44%), 5.75%, 1/21/2025(a)	3,000,000	2,988,304
4.95%, 4/25/2025	3,000,000	2,967,557
(United States SOFR Compounded Index + 0.53%), 5.83%, 1/20/2026(a)	2,750,000	2,724,045
(United States SOFR Compounded Index + 0.57%), 5.87%, 4/27/2026(a)	2,000,000	1,978,893
Skandinaviska Enskilda Banken AB
0.55%, 9/1/2023(b)	5,000,000	4,977,600
(ICE LIBOR USD 3 Month + 0.32%), 5.82%, 9/1/2023(a)(b)	2,800,000	2,800,012
0.65%, 9/9/2024(b)	500,000	472,464
(SOFR + 0.96%), 6.30%, 6/9/2025(a)(b)	1,000,000	1,003,402
Societe Generale SA
2.63%, 10/16/2024(b)	1,000,000	958,852
Standard Chartered plc
6.17%, 1/9/2027(b)(c)	2,100,000	2,118,063
Sumitomo Mitsui Financial Group, Inc.
0.51%, 1/12/2024	300,000	292,616
(SOFR + 0.88%), 5.94%, 1/14/2027(a)	1,480,000	1,463,086
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/12/2023(b)	900,000	894,890
0.85%, 3/25/2024(b)	400,000	387,234
Svenska Handelsbanken AB
3.90%, 11/20/2023	1,500,000	1,491,471
(United States SOFR Compounded Index + 0.91%), 6.26%, 6/10/2025(a)(b)	7,000,000	7,018,620
Swedbank AB
(United States SOFR Compounded Index + 1.38%), 6.71%, 6/15/2026(a)(b)	3,000,000	3,024,378
Toronto-Dominion Bank (The)
0.45%, 9/11/2023	2,606,000	2,590,965
2.65%, 6/12/2024	2,000,000	1,947,369
(SOFR + 0.41%), 5.74%, 1/10/2025(a)	2,777,000	2,762,448

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
(SOFR + 0.59%), 5.94%, 9/10/2026(a)	2,000,000	1,974,217
Truist Financial Corp.
(SOFR + 0.40%), 5.74%, 6/9/2025(a)	3,750,000	3,666,828
US Bancorp
3.70%, 1/30/2024	3,000,000	2,966,550
2.40%, 7/30/2024	2,913,000	2,821,697
Wells Fargo & Co.
(SOFR + 1.32%), 6.63%, 4/25/2026(a)	5,600,000	5,647,275
Westpac Banking Corp.
3.30%, 2/26/2024	2,200,000	2,172,344
(SOFR + 1.00%), 6.35%, 8/26/2025(a)	5,000,000	5,042,163
(SOFR + 0.52%), 5.87%, 6/3/2026(a)	2,568,000	2,549,332

		244,678,510

Beverages - 1.2%
Constellation Brands, Inc.
3.60%, 5/9/2024	1,590,000	1,562,367
Diageo Capital plc
3.50%, 9/18/2023	2,775,000	2,766,774
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	4,000,000	3,968,225
0.75%, 3/15/2024	3,500,000	3,393,845

		11,691,211

Biotechnology - 2.2%
AbbVie, Inc.
2.60%, 11/21/2024	6,373,000	6,135,173
Amgen, Inc.
3.63%, 5/22/2024	8,000,000	7,865,993
Gilead Sciences, Inc.
0.75%, 9/29/2023	6,624,000	6,573,098
3.70%, 4/1/2024	1,100,000	1,085,693

		21,659,957

Capital Markets - 6.8%
Bank of New York Mellon Corp. (The)
0.35%, 12/7/2023	4,312,000	4,234,524
Series 0012, 3.65%, 2/4/2024	3,000,000	2,968,407
Series J, (SOFR + 0.20%), 5.51%, 10/25/2024(a)	2,800,000	2,783,338
Blackstone Private Credit Fund
2.70%, 1/15/2025	800,000	753,248
Charles Schwab Corp. (The)
(United States SOFR Compounded Index + 0.50%), 5.59%, 3/18/2024(a)	1,390,000	1,387,130
(United States SOFR Compounded Index + 0.52%), 5.89%, 5/13/2026(a)	1,000,000	986,680

Investments	Principal Amount ($)	Value ($)
(United States SOFR Compounded Index + 1.05%), 6.40%, 3/3/2027(a)	7,000,000	6,943,536
Credit Suisse AG
3.63%, 9/9/2024	1,500,000	1,456,214
Deutsche Bank AG
0.90%, 5/28/2024	1,100,000	1,053,807
FS KKR Capital Corp.
1.65%, 10/12/2024	980,000	918,804
Goldman Sachs Group, Inc. (The)
3.00%, 3/15/2024	2,500,000	2,456,402
0.66%, 9/10/2024(c)	2,600,000	2,583,362
5.70%, 11/1/2024	3,000,000	2,996,319
3.50%, 4/1/2025	1,500,000	1,446,750
Macquarie Group Ltd.
(SOFR + 0.71%), 6.02%, 10/14/2025(a)(b)	5,000,000	4,969,094
Moody’s Corp.
4.88%, 2/15/2024	2,400,000	2,382,830
Morgan Stanley
(SOFR + 0.46%), 5.76%, 1/25/2024(a)	2,200,000	2,199,144
1.16%, 10/21/2025(c)	500,000	469,927
(SOFR + 0.95%), 6.30%, 2/18/2026(a)	7,000,000	7,008,125
State Street Corp.
(United States SOFR Compounded Index + 0.85%), 6.18%, 8/3/2026(a)	10,000,000	10,000,000
UBS AG
0.70%, 8/9/2024(b)	200,000	190,050
UBS Group AG
(SOFR + 1.58%), 6.94%, 5/12/2026(a)(b)	6,000,000	6,063,000
6.37%, 7/15/2026(b)(c)	1,900,000	1,901,780

		68,152,471

Chemicals - 0.3%
Ecolab, Inc.
0.90%, 12/15/2023	2,525,000	2,480,130
Sherwin-Williams Co. (The)
4.05%, 8/8/2024	700,000	688,180
Westlake Corp.
0.88%, 8/15/2024	300,000	284,416

		3,452,726

Consumer Finance - 3.8%
AerCap Ireland Capital DAC
(SOFR + 0.68%), 6.00%, 9/29/2023(a)	900,000	899,143
1.65%, 10/29/2024	4,750,000	4,488,307
American Express Co.
3.40%, 2/22/2024	2,500,000	2,466,693

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
(United States SOFR Compounded Index + 0.72%), 6.09%, 5/3/2024(a)	3,000,000	3,004,544
2.50%, 7/30/2024	2,000,000	1,938,581
(SOFR + 0.93%), 6.28%, 3/4/2025(a)	1,914,000	1,921,758
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.42%), 5.93%, 9/8/2023(a)	600,000	600,214
0.55%, 7/12/2024	2,000,000	1,907,668
0.75%, 8/9/2024	2,000,000	1,905,579
Capital One Financial Corp.
(SOFR + 1.35%), 6.71%, 5/9/2025(a)	2,000,000	1,985,089
General Motors Financial Co., Inc.
1.70%, 8/18/2023	380,000	379,236
(SOFR + 0.76%), 6.10%, 3/8/2024(a)	800,000	799,797
3.50%, 11/7/2024	2,600,000	2,525,331
John Deere Capital Corp.
(SOFR + 0.20%), 5.26%, 10/11/2024(a)	2,500,000	2,496,900
(SOFR + 0.56%), 5.65%, 3/7/2025(a)	1,720,000	1,723,956
(United States SOFR Compounded Index + 0.79%), 5.88%, 6/8/2026(a)	1,300,000	1,305,253
Synchrony Financial
4.88%, 6/13/2025	1,493,000	1,442,607
Toyota Motor Credit Corp.
(SOFR + 0.32%), 5.63%, 1/13/2025(a)	7,000,000	6,981,342

		38,771,998

Consumer Staples Distribution & Retail - 1.4%
7-Eleven, Inc.
0.80%, 2/10/2024(b)	5,000,000	4,865,029
Dollar General Corp.
4.25%, 9/20/2024	840,000	826,947
Kroger Co. (The)
3.85%, 8/1/2023	945,000	945,000
4.00%, 2/1/2024	6,200,000	6,149,257
Walgreens Boots Alliance, Inc.
0.95%, 11/17/2023	1,770,000	1,745,421

		14,531,654

Containers & Packaging - 0.5%
Avery Dennison Corp.
0.85%, 8/15/2024	1,040,000	985,933
Graphic Packaging International LLC
0.82%, 4/15/2024(b)	4,000,000	3,855,613

		4,841,546

Investments	Principal Amount ($)	Value ($)
Diversified Telecommunication Services - 2.2%
AT&T, Inc.
(ICE LIBOR USD 3 Month + 1.18%), 6.72%, 6/12/2024(a)	3,550,000	3,573,509
Bell Canada (The)
Series US-3, 0.75%, 3/17/2024	5,050,000	4,888,359
British Telecommunications plc
4.50%, 12/4/2023	5,500,000	5,471,514
Verizon Communications, Inc.
0.75%, 3/22/2024	2,000,000	1,935,403
(ICE LIBOR USD 3 Month + 1.10%), 6.42%, 5/15/2025(a)	1,000,000	1,007,850
(United States SOFR Compounded Index + 0.79%), 5.88%, 3/20/2026(a)	5,000,000	5,050,686

		21,927,321

Electric Utilities - 2.0%
American Electric Power Co., Inc.
Series A, (ICE LIBOR USD 3 Month + 0.48%), 5.78%, 11/1/2023(a)	1,400,000	1,399,514
Entergy Louisiana LLC
0.62%, 11/17/2023	846,000	833,372
Eversource Energy
Series T, (United States SOFR Compounded Index + 0.25%), 5.62%, 8/15/2023(a)	1,500,000	1,498,860
Series N, 3.80%, 12/1/2023	3,000,000	2,981,034
Florida Power & Light Co.
(United States SOFR Compounded Index + 0.38%), 5.69%, 1/12/2024(a)	4,400,000	4,400,000
Mississippi Power Co.
Series A, (SOFR + 0.30%), 5.62%, 6/28/2024(a)	950,000	944,041
NextEra Energy Capital Holdings, Inc.
2.94%, 3/21/2024	2,000,000	1,963,722
Southern Co. (The)
Series 21-A, 0.60%, 2/26/2024	1,840,000	1,786,091
Xcel Energy, Inc.
0.50%, 10/15/2023	4,000,000	3,957,811

		19,764,445

Electronic Equipment, Instruments & Components - 0.1%
Tyco Electronics Group SA
3.45%, 8/1/2024	1,347,000	1,318,065

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
Energy Equipment & Services - 0.7%
Baker Hughes Holdings LLC
1.23%, 12/15/2023	3,000,000	2,952,550
Schlumberger Investment SA
3.65%, 12/1/2023	4,546,000	4,514,000

		7,466,550

Entertainment - 0.2%
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	1,939,000	1,904,929
3.55%, 4/14/2025	240,000	231,822

		2,136,751

Financial Services - 2.3%
Corebridge Financial, Inc.
3.50%, 4/4/2025	2,300,000	2,207,231
Element Fleet Management Corp.
1.60%, 4/6/2024(b)	5,500,000	5,323,865
6.27%, 6/26/2026(b)	2,820,000	2,833,200
Fidelity National Information Services, Inc.
0.60%, 3/1/2024	4,110,000	3,982,920
Fiserv, Inc.
3.80%, 10/1/2023	5,200,000	5,180,707
Global Payments, Inc.
1.50%, 11/15/2024	240,000	226,730
Jackson Financial, Inc.
1.13%, 11/22/2023	950,000	936,018
NTT Finance Corp.
0.58%, 3/1/2024(b)	2,650,000	2,570,171

		23,260,842

Food Products - 2.2%
Conagra Brands, Inc.
0.50%, 8/11/2023	560,000	559,236
Danone SA
2.59%, 11/2/2023(b)	3,025,000	3,000,401
General Mills, Inc.
(CME Term SOFR 3 Month + 1.27%), 6.58%, 10/17/2023(a)	650,000	650,410
3.65%, 2/15/2024	6,000,000	5,930,614
Hormel Foods Corp.
0.65%, 6/3/2024	280,000	268,613
Kellogg Co.
2.65%, 12/1/2023	2,000,000	1,981,403
McCormick & Co., Inc.
0.90%, 2/15/2026	620,000	554,842
Mondelez International, Inc.
2.13%, 3/17/2024	3,500,000	3,420,831
Tyson Foods, Inc.
3.95%, 8/15/2024	6,250,000	6,138,328

		22,504,678

Ground Transportation - 1.1%
Burlington Northern Santa Fe LLC
3.75%, 4/1/2024	5,000,000	4,937,102
Canadian Pacific Railway Co.
1.35%, 12/2/2024	910,000	859,709

Investments	Principal Amount ($)	Value ($)
Ryder System, Inc.
3.65%, 3/18/2024	5,000,000	4,931,221

		10,728,032

Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.
0.87%, 12/1/2023	1,800,000	1,771,249
(United States SOFR Compounded Index + 0.44%), 5.54%, 11/29/2024(a)	1,435,000	1,424,237
Becton Dickinson & Co.
3.36%, 6/6/2024	6,800,000	6,661,314
Boston Scientific Corp.
3.45%, 3/1/2024	6,127,000	6,044,018
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024	3,000,000	2,996,631
Stryker Corp.
0.60%, 12/1/2023	6,910,000	6,790,445
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	650,000	615,672

		26,303,566

Health Care Providers & Services - 1.1%
Cigna Group (The)
0.61%, 3/15/2024	2,400,000	2,322,102
3.50%, 6/15/2024	2,078,000	2,040,716
HCA, Inc.
5.00%, 3/15/2024	400,000	397,963
McKesson Corp.
3.80%, 3/15/2024	5,000,000	4,936,730
UnitedHealth Group, Inc.
0.55%, 5/15/2024	1,580,000	1,519,412

		11,216,923

Hotels, Restaurants & Leisure - 0.5%
Hyatt Hotels Corp.
1.30%, 10/1/2023	500,000	496,218
Starbucks Corp.
3.85%, 10/1/2023	2,000,000	1,993,329
(United States SOFR Compounded Index + 0.42%), 5.79%, 2/14/2024(a)	2,370,000	2,370,110

		4,859,657

Household Durables - 0.4%
Lennar Corp.
4.88%, 12/15/2023	3,940,000	3,927,158

Household Products - 0.1%
Colgate-Palmolive Co.
3.10%, 8/15/2025	1,480,000	1,428,701

Industrial Conglomerates - 0.6%
3M Co.
3.25%, 2/14/2024	3,062,000	3,027,510

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
General Electric Co.
Series A, (CME Term SOFR 3 Month + 0.56%), 5.87%, 5/13/2024(a)	3,000,000	2,991,298

		6,018,808

Insurance - 1.0%
Athene Global Funding
1.20%, 10/13/2023(b)	1,900,000	1,879,049
(ICE LIBOR USD 3 Month + 0.73%), 6.27%, 1/8/2024(a)(b)	1,000,000	995,962
MetLife, Inc.
3.60%, 4/10/2024	3,500,000	3,442,620
New York Life Global Funding
(United States SOFR Compounded Index + 0.33%), 5.64%, 1/14/2025(a)(b)	2,000,000	1,995,426
Protective Life Global Funding
0.63%, 10/13/2023(b)	900,000	890,365
Security Benefit Global Funding
1.25%, 5/17/2024(b)	650,000	621,088

		9,824,510

IT Services - 0.9%
International Business Machines Corp.
3.38%, 8/1/2023	7,000,000	7,000,000
3.63%, 2/12/2024	1,500,000	1,483,782
3.00%, 5/15/2024	500,000	490,573

		8,974,355

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.
0.80%, 10/18/2023	1,000,000	989,571
1.22%, 10/18/2024	6,090,000	5,781,383
(United States SOFR Compounded Index + 0.53%), 5.85%, 10/18/2024(a)	1,018,000	1,018,000

		7,788,954

Machinery - 1.6%
CNH Industrial Capital LLC
3.95%, 5/23/2025	1,290,000	1,252,662
Daimler Truck Finance North America LLC
(SOFR + 0.60%), 5.93%, 12/14/2023(a)(b)	2,000,000	2,000,771
Illinois Tool Works, Inc.
3.50%, 3/1/2024	4,330,000	4,274,229
Parker-Hannifin Corp.
3.65%, 6/15/2024	7,000,000	6,875,356
Stanley Black & Decker, Inc.
6.27%, 3/6/2026	2,020,000	2,027,764

		16,430,782

Media - 0.4%
Fox Corp.
4.03%, 1/25/2024	4,000,000	3,963,037

Investments	Principal Amount ($)	Value ($)
Multi-Utilities - 0.9%
Black Hills Corp.
1.04%, 8/23/2024	960,000	911,899
CenterPoint Energy, Inc.
(United States SOFR Compounded Index + 0.65%), 6.02%, 5/13/2024(a)	760,000	758,997
Consolidated Edison, Inc.
Series A, 0.65%, 12/1/2023	3,600,000	3,540,742
Dominion Energy, Inc.
Series D, (ICE LIBOR USD 3 Month + 0.53%), 6.08%, 9/15/2023(a)	2,000,000	2,000,096
DTE Energy Co.
4.22%, 11/1/2024(d)	1,700,000	1,667,256

		8,878,990

Office REITs - 0.6%
Boston Properties LP
REIT, 3.13%, 9/1/2023	5,575,000	5,560,030
REIT, 3.80%, 2/1/2024	1,000,000	980,608

		6,540,638

Oil, Gas & Consumable Fuels - 3.0%
ConocoPhillips Co.
2.13%, 3/8/2024	5,000,000	4,894,799
Enbridge, Inc.
(United States SOFR Compounded Index + 0.63%), 6.00%, 2/16/2024(a)	4,700,000	4,702,082
Enterprise Products Operating LLC
5.05%, 1/10/2026	720,000	719,462
Kinder Morgan Energy Partners LP
3.50%, 9/1/2023	4,410,000	4,401,460
Kinder Morgan, Inc.
5.63%, 11/15/2023(b)	1,150,000	1,148,974
Phillips 66
0.90%, 2/15/2024	5,000,000	4,869,544
Saudi Arabian Oil Co.
1.25%, 11/24/2023(b)	200,000	196,803
TotalEnergies Capital International SA
3.75%, 4/10/2024	5,600,000	5,526,715
TransCanada PipeLines Ltd.
3.75%, 10/16/2023	2,000,000	1,991,417
1.00%, 10/12/2024	2,010,000	1,900,959

		30,352,215

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
0.63%, 5/15/2024(b)	2,200,000	2,115,438

Personal Care Products - 0.2%
Kenvue, Inc.
5.50%, 3/22/2025(b)	2,305,000	2,314,073

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
Pharmaceuticals - 0.9%
AstraZeneca plc
(ICE LIBOR USD 3 Month + 0.67%), 6.00%, 8/17/2023(a)	480,000	479,827
Bayer US Finance II LLC
3.88%, 12/15/2023(b)	5,000,000	4,966,499
Bristol-Myers Squibb Co.
0.54%, 11/13/2023	700,000	690,242
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	2,925,000	2,911,406

		9,047,974

Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc.
(SOFR + 0.25%), 5.58%, 10/1/2024(a)	610,000	609,462
Microchip Technology, Inc.
0.98%, 9/1/2024	870,000	825,735

		1,435,197

Software - 1.6%
Autodesk, Inc.
4.38%, 6/15/2025	2,000,000	1,955,838
Oracle Corp.
2.40%, 9/15/2023	4,350,000	4,333,041
2.95%, 11/15/2024	1,980,000	1,918,736
Roper Technologies, Inc.
3.65%, 9/15/2023	4,727,000	4,713,698
VMware, Inc.
0.60%, 8/15/2023	3,590,000	3,582,954

		16,504,267

Specialized REITs - 0.6%
Public Storage
REIT, (SOFR + 0.47%), 5.79%, 4/23/2024(a)	4,000,000	4,000,065
REIT, (United States SOFR Compounded Index + 0.60%), 5.90%, 7/25/2025(a)	1,990,000	1,991,834

		5,991,899

Specialty Retail - 1.3%
AutoZone, Inc.
3.13%, 4/18/2024	3,993,000	3,907,658
Lowe’s Cos., Inc.
3.88%, 9/15/2023	4,012,000	4,002,939
Ross Stores, Inc.
4.60%, 4/15/2025	5,011,000	4,913,308

		12,823,905

Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.
5.90%, 10/1/2024	3,200,000	3,202,743

Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.
2.40%, 4/23/2025	5,000,000	4,707,162

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors - 0.2%
Air Lease Corp.
4.25%, 2/1/2024	1,000,000	991,354
0.80%, 8/18/2024	980,000	928,922

		1,920,276

Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.
4.10%, 10/1/2023	2,000,000	1,993,314
Sprint LLC
7.13%, 6/15/2024	3,000,000	3,028,233

		5,021,547

TOTAL CORPORATE BONDS (COST $772,660,340)		769,319,828

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 4.1%
BMW Vehicle Lease Trust
Series 2021-2, Class A3, 0.33%, 12/26/2024	1,073,545	1,063,128
Series 2023-1, Class A2, 5.27%, 2/25/2025	479,361	478,421
Series 2022-1, Class A3, 1.10%, 3/25/2025	238,068	234,483
Capital One Multi-Asset Execution Trust
Series 2021-A3, Class A3, 1.04%, 11/15/2026	2,900,000	2,741,792
Carmax Auto Owner Trust
Series 2022-3, Class A2A, 3.81%, 9/15/2025	839,844	833,734
Dell Equipment Finance Trust
Series 2023-1, Class A2, 5.65%, 9/22/2028(b)	2,000,000	1,989,401
Ford Credit Auto Lease Trust
Series 2022-A, Class A2A, 2.78%, 10/15/2024	153,784	153,436
Series 2022-A, Class A3, 3.23%, 5/15/2025	1,000,000	989,085
Ford Credit Auto Owner Trust
Series 2022-C, Class A2A, 4.52%, 4/15/2025	2,175,529	2,167,100
Series 2022-D, Class A2A, 5.37%, 8/15/2025	874,642	872,751
Series 2023-A, Class A2A, 5.14%, 3/15/2026	580,000	577,396
Series 2023-B, Class A2A, 5.57%, 6/15/2026	1,200,000	1,198,913
GM Financial Automobile Leasing Trust
Series 2022-3, Class A2A, 4.01%, 10/21/2024	1,439,399	1,433,446
Series 2022-2, Class A3, 3.42%, 6/20/2025	1,000,000	984,503

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A4, 1.90%, 3/17/2025	387,779	386,109
Series 2022-3, Class A2A, 3.50%, 9/16/2025	1,120,058	1,111,152
Series 2023-1, Class A2A, 5.19%, 3/16/2026	770,000	767,269
Series 2021-2, Class A3, 0.51%, 4/16/2026	927,723	898,395
Series 2021-3, Class A3, 0.48%, 6/16/2026	1,173,842	1,129,606
Series 2023-3, Class A2A, 5.74%, 9/16/2026	400,000	400,103
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2, 3.81%, 3/18/2025	977,795	971,004
Hyundai Auto Receivables Trust
Series 2022-A, Class A2A, 1.81%, 2/18/2025	347,441	345,216
Series 2022-B, Class A2A, 3.64%, 5/15/2025	584,949	580,810
Series 2021-A, Class A3, 0.38%, 9/15/2025	953,692	930,337
Series 2020-B, Class A4, 0.62%, 12/15/2025	1,439,000	1,409,663
Mercedes-Benz Auto Lease Trust
Series 2021-B, Class A4, 0.51%, 3/15/2027	700,000	678,712
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A2, 5.26%, 10/15/2025	1,178,943	1,176,134
Series 2023-1, Class A2, 5.09%, 1/15/2026	599,610	597,434
Nissan Auto Lease Trust
Series 2021-A, Class A3, 0.52%, 8/15/2024	740,952	736,183
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A2, 4.50%, 8/15/2025	2,460,590	2,446,515
Santander Drive Auto Receivables Trust
Series 2022-7, Class A2, 5.81%, 1/15/2026	756,712	756,275
Series 2023-1, Class A2, 5.36%, 5/15/2026	1,676,927	1,672,947
Series 2023-3, Class A2, 6.08%, 8/17/2026	1,400,000	1,399,982
Toyota Auto Receivables Owner Trust
Series 2020-B, Class A3, 1.36%, 8/15/2024	35,864	35,790
Series 2022-D, Class A2A, 5.27%, 1/15/2026	1,084,976	1,081,829
Verizon Master Trust
Series 2021-1, Class A, 0.50%, 5/20/2027	3,000,000	2,875,385

Investments	Principal Amount ($)	Value ($)
World Omni Auto Receivables Trust
Series 2022-C, Class A2, 3.73%, 3/16/2026	1,425,783	1,411,780
Series 2021-B, Class A3, 0.42%, 6/15/2026	1,374,883	1,327,068

TOTAL ASSET-BACKED SECURITIES (COST $40,811,798)		40,843,287

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 0.4%
University of Missouri, System Facilities Revenue Bonds
Series 2020-A, 1.47%, 11/1/2023	1,000,000	989,562

City of New York
Series 2021-D, 0.59%, 8/1/2023	1,800,000	1,800,000

Anaheim Public Financing Authority
Series 2021-A, 0.63%, 7/1/2024	500,000	477,203
New York City Transitional Finance Authority, Building Aid
Series 2022 Subseries S-1B, 0.64%, 7/15/2024	1,000,000	953,655

		1,430,858

TOTAL MUNICIPAL BONDS (COST $4,300,000)		4,220,420

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 19.6%(e)

U.S. TREASURY OBLIGATIONS - 19.6%
U.S. Treasury Bills
5.21%, 8/15/2023	15,000,000	14,969,251
5.05%, 8/22/2023	20,000,000	19,938,706
5.22%, 9/7/2023	20,000,000	19,891,801
5.27%, 9/19/2023	10,000,000	9,928,406
4.79%, 9/28/2023	20,000,000	19,829,732
4.95%, 10/19/2023	20,000,000	19,769,144
4.97%, 10/26/2023	20,000,000	19,748,557
4.91%, 11/2/2023	15,000,000	14,795,265
5.40%, 11/9/2023	15,000,000	14,780,104
5.41%, 11/30/2023	15,000,000	14,735,439
5.22%, 12/14/2023	10,000,000	9,802,506

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

Investments	Principal Amount ($)	Value ($)
5.31%, 12/21/2023	20,000,000	19,584,519

TOTAL U.S. TREASURY OBLIGATIONS (COST $197,871,676)		197,773,430

Total Investments - 100.4% (Cost $1,015,643,814)		1,012,156,965
Liabilities in excess of other assets - (0.4%)		(4,309,636)

Net Assets - 100.0%		1,007,847,329

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2023.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2023.

(e)	The rate shown was the current yield as of July 31, 2023.

Percentages shown are based on Net Assets.

Abbreviations

CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (Formerly FlexShares® Ready Access Variable Income Fund) (cont.)

FlexShares® Ultra-Short Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2023:

Australia	3.8%
Canada	7.4
Denmark	0.1
Finland	0.2
France	1.5
Germany	2.8
Ireland	0.5
Japan	1.8
Netherlands	1.6
New Zealand	0.5
Saudi Arabia	0.0 †
South Korea	0.1
Spain	0.7
Sweden	2.1
Switzerland	1.0
United Kingdom	2.8
United States	73.5
Other[1]	(0.4)

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-fixed-income securities and net other assets (liabilities).

Security Type	% of Net Assets
Corporate Bonds	76.3%
Asset-Backed Securities	4.1
Municipal Bonds	0.4
Short-Term Investments	19.6
Others(1)	(0.4)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

July 31, 2023 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 97.9%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	304,090	14,325,680
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	23,082	1,002,871
FlexShares® Disciplined Duration MBS Index Fund(a)	503,925	10,239,756
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund(a)	172,921	4,063,643
FlexShares® Ultra-Short Income Fund(a)	139,797	10,495,959
iShares 10+ Year Investment Grade Corporate Bond ETF	361,640	18,541,283
iShares 20+ Year Treasury Bond ETF	135,682	13,574,984
iShares 3-7 Year Treasury Bond ETF(b)	331,588	38,172,411
iShares 5-10 Year Investment Grade Corporate Bond ETF(b)	141,127	7,141,026
iShares 7-10 Year Treasury Bond ETF	142,282	13,622,079
iShares MBS ETF	529,324	49,184,786
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF(b)	326,172	16,409,713

TOTAL EXCHANGE TRADED FUNDS (COST $203,919,911)		196,774,191

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 4.3%(c)

REPURCHASE AGREEMENTS - 4.3%
CF Secured LLC, 5.28%, dated 7/31/2023, due 8/1/2023, repurchase price $8,593,659, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 6.75%, maturing 10/31/2023 - 11/15/2052; total market value $8,748,403 (Cost $8,592,399)	8,592,399	8,592,399

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(d) (e) (f)
U.S. TREASURY OBLIGATIONS - 0.0%
U.S. Treasury Bills
4.91%, 10/26/2023 (Cost $79,083)	80,000	78,994

Total Investments - 102.2% (Cost $212,591,393)		205,445,584
Liabilities in excess of other assets - (2.2%)		(4,421,123)

Net Assets - 100.0%		201,024,461

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)

The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $8,603,037, collateralized in the form of cash with a value of $8,592,399 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $194,492 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.50%, and maturity dates ranging from January 15, 2024 – February 15, 2052; a total value of $8,786,891.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $8,592,399.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown was the current yield as of July 31, 2023.
(f)	All or a portion of the security pledged as collateral for Futures Contracts.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Core Select Bond Fund (cont.)

For the period ended July 31, 2023, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares July 31, 2023	Value July 31, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$11,170,323	$3,365,796	$673,962	304,090	$14,325,680	$450,558	$316,707	$12,965
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	797,284	234,235	110,459	23,082	1,002,871	82,113	33,113	(302)
FlexShares® Disciplined Duration MBS Index Fund	21,492,612	4,121,100	15,992,094	503,925	10,239,756	1,528,942	400,927	(910,804)
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	6,398,688	1,725,331	4,130,358	172,921	4,063,643	300,068	134,969	(230,086)
FlexShares® Ultra-Short Income Fund	16,002,325	3,695,992	9,344,643	139,797	10,495,959	125,724	398,083	16,561

	$55,861,232	$13,142,454	$30,251,516	1,143,815	$40,127,909	$2,487,405	$1,283,799	$(1,111,666)

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
U.S. Treasury 2 Year Note	51	09/29/2023	USD	$10,354,594	$(156,382)

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Exchange Traded Funds	97.9%
Securities Lending Reinvestments	4.3
Short-Term Investments	0.0 †
Others(1)	(2.2)

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2023 (Unaudited)

Investment Valuation

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of July 31, 2023 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

See Accompanying Notes to the Schedules of Investments.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Low Volatility Index Fund

Investments
Common Stocks*	$199,140,848	$—	$—	$199,140,848
Securities Lending Reinvestments
Repurchase Agreements	—	285,399	—	285,399
Short-Term Investments	—	59,246	—	59,246

Total Investments	$199,140,848	$344,645	$—	$199,485,493

Other Financial Instruments
Assets
Futures Contracts	$41,824	$—	$—	$41,824

Total Other Financial Instruments	$41,824	$—	$—	$41,824

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

Investments
Common Stocks*	$71,744,326	$—	$—	$71,744,326
Securities Lending Reinvestments
Repurchase Agreements	—	372,493	—	372,493

Total Investments	$71,744,326	$372,493	$—	$72,116,819

Other Financial Instruments
Assets
Futures Contracts	$24,986	$—	$—	$24,986
Forward Foreign Currency Contracts	—	9,509	—	9,509
Liabilities
Forward Foreign Currency Contracts	—	(17,638)	—	(17,638)

Total Other Financial Instruments	$24,986	$(8,129)	$—	$16,857

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund

Investments
Common Stocks*	$18,749,142	$—	$—	$18,749,142
Rights	—	56	—	56

Total Investments	$18,749,142	$56	$—	$18,749,198

Other Financial Instruments
Assets
Futures Contracts	$19,890	$—	$—	$19,890

Total Other Financial Instruments	$19,890	$—	$—	$19,890

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index Fund

Investments
Common Stocks
Life Sciences Tools & Services	$18,214,185	$—	$239	$18,214,424
Other*	1,503,107,249	—	—	1,503,107,249
Rights	—	—	62,081	62,081
Warrants	175,674	—	—	175,674
Securities Lending Reinvestments
Certificates of Deposit	—	38,007,601	—	38,007,601
Commercial Paper	—	6,000,816	—	6,000,816
Investment Companies	—	52,000,000	—	52,000,000
Repurchase Agreements	—	88,659,787	—	88,659,787
Time Deposits	—	1,300,000	—	1,300,000

Total Investments	$1,521,497,108	$185,968,204	$62,320	$1,707,527,632

Other Financial Instruments
Assets
Futures Contracts	$469,918	$—	$—	$469,918

Total Other Financial Instruments	$469,918	$—	$—	$469,918

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

Investments
Closed End Funds	$69,863	$—	$—	$69,863
Common Stocks
Health Care Providers & Services	2,568,112	—	—	2,568,112
Metals & Mining	27,696,459	—	19,449	27,715,908
Oil, Gas & Consumable Fuels	34,661,468	38,789	—	34,700,257
Personal Care Products	5,671,055	84,260	—	5,755,315
Other*	472,822,311	—	—	472,822,311
Rights	—	—	—	—
Warrants	—	—	—	—
Securities Lending Reinvestments
Repurchase Agreements	—	6,722,131	—	6,722,131

Total Investments	$543,489,268	$6,845,180	$19,449	$550,353,897

Other Financial Instruments
Assets
Futures Contracts	$322,932	$—	$—	$322,932
Forward Foreign Currency Contracts	—	10,868	—	10,868
Liabilities
Forward Foreign Currency Contracts	—	(17,809)	—	(17,809)

Total Other Financial Instruments	$322,932	$(6,941)	$—	$315,991

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Investments
Common Stocks
Capital Markets	$5,440,054	$177,682	$—	$5,617,736
Commercial Services & Supplies	407,418	36,571	—	443,989
Construction & Engineering	3,201,434	—	2,372	3,203,806
Consumer Staples Distribution & Retail	2,990,304	511	—	2,990,815
Electrical Equipment	2,939,727	2,417	—	2,942,144
Entertainment	2,231,577	819	1,903	2,234,299
Food Products	7,017,938	15,897	—	7,033,835
Hotels, Restaurants & Leisure	5,390,774	2,209	—	5,392,983
Marine Transportation	993,265	20,063	—	1,013,328
Real Estate Management & Development	8,506,900	—	64,173	8,571,073
Retail REITs	906,388	14,172	—	920,560
Water Utilities	1,930,589	989	—	1,931,578
Other*	209,817,374	—	—	209,817,374
Corporate Bonds*	—	4,945	—	4,945
Rights	—	33,601	—	33,601
Securities Lending Reinvestments
Repurchase Agreements	—	579,572	—	579,572

Total Investments	$251,773,742	$889,448	$68,448	$252,731,638

Other Financial Instruments
Assets
Futures Contracts	$226,192	$—	$—	$226,192
Forward Foreign Currency Contracts	—	3,163	—	3,163
Liabilities
Forward Foreign Currency Contracts	—	(6,421)	—	(6,421)

Total Other Financial Instruments	$226,192	$(3,258)	$—	$222,934

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Large Cap Index Fund

Investments
Common Stocks*	$152,100,297	$—	$—	$152,100,297

Total Investments	$152,100,297	$—	$—	$152,100,297

Other Financial Instruments
Assets
Futures Contracts	$77,059	$—	$—	$77,059

Total Other Financial Instruments	$77,059	$—	$—	$77,059

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® US ESG Select Index Fund
Investments
Common Stocks*	$182,445,043	$—	$—	$182,445,043
Securities Lending Reinvestments
Repurchase Agreements	—	6,048	—	6,048

Total Investments	$182,445,043	$6,048	$—	$182,451,091

Other Financial Instruments
Assets
Futures Contracts	$93,824	$—	$—	$93,824

Total Other Financial Instruments	$93,824	$—	$—	$93,824

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global ESG Select Index Fund
Investments
Common Stocks*	$164,716,327	$—	$—	$164,716,327
Securities Lending Reinvestments
Repurchase Agreements	—	295,707	—	295,707

Total Investments	$164,716,327	$295,707	$—	$165,012,034

Other Financial Instruments
Assets
Futures Contracts	$74,564	$—	$—	$74,564
Forward Foreign Currency Contracts	—	4,918	—	4,918
Liabilities
Forward Foreign Currency Contracts	—	(5,286)	—	(5,286)

Total Other Financial Instruments	$74,564	$(368)	$—	$74,196

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks*	$37,463,004	$—	$—	$37,463,004
Short-Term Investments	—	24,686	—	24,686

Total Investments	$37,463,004	$24,686	$—	$37,487,690

Other Financial Instruments
Assets
Futures Contracts	$19,925	$—	$—	$19,925

Total Other Financial Instruments	$19,925	$—	$—	$19,925

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks*	$39,465,985	$—	$—	$39,465,985

Total Investments	$39,465,985	$—	$—	$39,465,985

Other Financial Instruments
Assets
Futures Contracts	$13,454	$—	$—	$13,454
Forward Foreign Currency Contracts	—	2,270	—	2,270
Liabilities
Forward Foreign Currency Contracts	—	(6,502)	—	(6,502)

Total Other Financial Instruments	$13,454	$(4,232)	$—	$9,222

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate Emerging Markets Core Index Fund
Investments
Common Stocks
Capital Markets	$23,215	$3,114	$—	$26,329
Other*	4,772,205	—	—	4,772,205

Total Investments	$4,795,420	$3,114	$—	$4,798,534

Other Financial Instruments
Assets
Futures Contracts	$2,283	$—	$—	$2,283

Total Other Financial Instruments	$2,283	$—	$—	$2,283

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$7,551,922,046	$—	$—	$7,551,922,046
Securities Lending Reinvestments
Certificates of Deposit	—	34,007,608	—	34,007,608
Commercial Paper	—	2,000,272	—	2,000,272
Investment Companies	—	44,000,000	—	44,000,000
Repurchase Agreements	—	113,531,906	—	113,531,906
Time Deposits	—	1,500,000	—	1,500,000

Total Investments	$7,551,922,046	$195,039,786	$—	$7,746,961,832

Other Financial Instruments
Assets
Futures Contracts	$2,234,187	$—	$—	$2,234,187
Forward Foreign Currency Contracts	—	279,426	—	279,426
Liabilities
Forward Foreign Currency Contracts	—	(552,433)	—	(552,433)

Total Other Financial Instruments	$2,234,187	$(273,007)	$—	$1,961,180

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks*	$2,254,741,324	$—	$—	$2,254,741,324
Securities Lending Reinvestments
Investment Companies	—	5,000,000	—	5,000,000
Repurchase Agreements	—	45,638,719	—	45,638,719

Total Investments	$2,254,741,324	$50,638,719	$—	$2,305,380,043

Other Financial Instruments
Assets
Futures Contracts	$871,713	$—	$—	$871,713
Forward Foreign Currency Contracts	—	9,447	—	9,447
Liabilities
Forward Foreign Currency Contracts	—	(53,679)	—	(53,679)

Total Other Financial Instruments	$871,713	$(44,232)	$—	$827,481

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks*	$315,296,824	$—	$—	$315,296,824
Securities Lending Reinvestments
Repurchase Agreements	—	6,501,408	—	6,501,408

Total Investments	$315,296,824	$6,501,408	$—	$321,798,232

Other Financial Instruments
Assets
Futures Contracts	$222,203	$—	$—	$222,203
Forward Foreign Currency Contracts	—	2,719	—	2,719
Liabilities
Forward Foreign Currency Contracts	—	(9,790)	—	(9,790)

Total Other Financial Instruments	$222,203	$(7,071)	$—	$215,132

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$20,018,271	$—	$—	$20,018,271

Total Investments	$20,018,271	$—	$—	$20,018,271

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$1,645,933,832	$—	$—	$1,645,933,832
Securities Lending Reinvestments
Certificates of Deposit	—	24,005,601	—	24,005,601
Commercial Paper	—	2,000,272	—	2,000,272
Investment Companies	—	15,000,000	—	15,000,000
Repurchase Agreements	—	67,998,128	—	67,998,128
Time Deposits	—	1,000,000	—	1,000,000

Total Investments	$1,645,933,832	$110,004,001	$—	$1,755,937,833

Other Financial Instruments
Assets
Futures Contracts	$490,551	$—	$—	$490,551

Total Other Financial Instruments	$490,551	$—	$—	$490,551

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$344,608,757	$—	$—	$344,608,757
Securities Lending Reinvestments
Repurchase Agreements	—	19,092,151	—	19,092,151

Total Investments	$344,608,757	$19,092,151	$—	$363,700,908

Other Financial Instruments
Assets
Futures Contracts	$134,839	$—	$—	$134,839

Total Other Financial Instruments	$134,839	$—	$—	$134,839

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks*	$557,354,894	$—	$—	$557,354,894
Rights	—	151	—	151
Securities Lending Reinvestments
Repurchase Agreements	—	6,608,276	—	6,608,276

Total Investments	$557,354,894	$6,608,427	$—	$563,963,321

Other Financial Instruments
Assets
Futures Contracts	$650,493	$—	$—	$650,493
Forward Foreign Currency Contracts	—	117,617	—	117,617
Liabilities
Forward Foreign Currency Contracts	—	(165,297)	—	(165,297)

Total Other Financial Instruments	$650,493	$(47,680)	$—	$602,813

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$27,955,942	$—	$—	$27,955,942
Rights	—	74	—	74
Securities Lending Reinvestments
Repurchase Agreements	—	27,911	—	27,911

Total Investments	$27,955,942	$27,985	$—	$27,983,927

Other Financial Instruments
Assets
Futures Contracts	$40,292	$—	$—	$40,292

Total Other Financial Instruments	$40,292	$—	$—	$40,292

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$75,559,636	$—	$—	$75,559,636
Securities Lending Reinvestments
Repurchase Agreements	—	915,429	—	915,429

Total Investments	$75,559,636	$915,429	$—	$76,475,065

Other Financial Instruments
Assets
Futures Contracts	$63,365	$—	$—	$63,365
Forward Foreign Currency Contracts	—	10,424	—	10,424
Liabilities
Forward Foreign Currency Contracts	—	(6,719)	—	(6,719)

Total Other Financial Instruments	$63,365	$3,705	$—	$67,070

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,877,705,802	$—	$1,877,705,802

Total Investments	$—	$1,877,705,802	$—	$1,877,705,802

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$685,438,710	$—	$685,438,710

Total Investments	$—	$685,438,710	$—	$685,438,710

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$72,510,086	$—	$72,510,086

Total Investments	$—	$72,510,086	$—	$72,510,086

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$261,867,912	$—	$261,867,912

Total Investments	$—	$261,867,912	$—	$261,867,912

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$31,228,826	$—	$31,228,826

Total Investments	$—	$31,228,826	$—	$31,228,826

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds*	$—	$1,147,898,683	$—	$1,147,898,683

Total Investments	$—	$1,147,898,683	$—	$1,147,898,683

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Asset-Backed Securities	$—	$14,732	$—	$14,732
Corporate Bonds*	—	37,935,443	—	37,935,443

Total Investments	$—	$37,950,175	$—	$37,950,175

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Ultra-Short Income Fund Fund
Investments
Asset-Backed Securities	$—	$40,843,287	$—	$40,843,287
Corporate Bonds*	—	769,319,828	—	769,319,828
Municipal Bonds	—	4,220,420	—	4,220,420
Short-Term Investments	—	197,773,430	—	197,773,430

Total Investments	$—	$1,012,156,965	$—	$1,012,156,965

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds	$196,774,191	$—	$—	$196,774,191
Securities Lending Reinvestments
Repurchase Agreements	—	8,592,399	—	8,592,399
Short-Term Investments	—	78,994	—	78,994

Total Investments	$196,774,191	$8,671,393	$—	$205,445,584

Other Financial Instruments
Liabilities
Futures Contracts	$(156,382)	$—	$—	$(156,382)

Total Other Financial Instruments	$(156,382)	$—	$—	$(156,382)

*	See Schedules of Investments for segregation by industry type.